     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 22, 2011

                                                             FILE NO. 333-119422

                                                                       811-08584

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                               / /
POST-EFFECTIVE AMENDMENT NO. 16                                           /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 214                                                         /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P. O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P. O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 2, 2011 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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
                                     PART A

THE DIRECTOR M PLUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT THREE (EST. 6/22/94)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT THREE (EST. 6/22/94)
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

[TELEPHONE ICON]  1-800-862-6668 (CONTRACT OWNERS)
                  1-800-862-7155 (REGISTERED REPRESENTATIVES)
[COMPUTER ICON]   WWW.HARTFORDINVESTOR.COM

                                                             [THE HARTFORD LOGO]

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--------------------------------------------------------------------------------

This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our"). This Contract is closed to new investors. This variable annuity allows you to allocate your Premium Payment among the following portfolio companies:


X  AIM Variable Insurance Funds


X  AllianceBernstein Variable Products Series Fund, Inc.


X  Fidelity Variable Insurance Products Funds


X  Hartford HLS Series Fund II, Inc.

X  Hartford Series Fund, Inc.

X  Lord Abbett Series Fund, Inc.


X  Oppenheimer Variable Account Funds


X  Putnam Variable Trust


X  The Universal Institutional Funds, Inc.


Please read this prospectus carefully before investing and keep it for your records and for future reference. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from us or the SEC's website (www.sec.gov).

This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon or intend to engage in market timing. You will get NO ADDITIONAL TAX advantage from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA")). This prospectus is not intended to provide tax, accounting or legal advice.

          NOT INSURED BY FDIC OR ANY                MAY LOSE            NOT A DEPOSIT OF OR GUARANTEED BY             [NOT] FDIC
          FEDERAL GOVERNMENT AGENCY                  VALUE                ANY BANK OR ANY BANK AFFILIATE              [NOT] BANK

--------------------------------------------------------------------------------


PROSPECTUS DATED: MAY 2, 2011



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 2, 2011

2

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TABLE OF CONTENTS


                                                                        PAGE
--------------------------------------------------------------------------------
1. HIGHLIGHTS                                                                  3
2. SYNOPSIS                                                                    5
3. GENERAL INFORMATION                                                         8
  The Company                                                                  8
  The Separate Account                                                         8
  The Funds                                                                    8
  Fixed Accumulation Feature                                                  10
4. PERFORMANCE RELATED INFORMATION                                            11
5. THE CONTRACT                                                               11
  a.  Purchases and Contract Value                                            11
  b.  Charges and Fees                                                        19
  c.  Surrenders                                                              20
  d.  Annuity Payouts                                                         22
  e.  Standard Death Benefits                                                 25
6. OPTIONAL DEATH BENEFITS                                                    29
  a.  MAV Plus                                                                29
7. OPTIONAL WITHDRAWAL BENEFITS                                               31
  a.  The Hartford's Principal First Preferred                                31
  b.  The Hartford's Lifetime Income Foundation                               34
  c.  The Hartford's Lifetime Income Builder II                               41
  d.  The Hartford's Principal First                                          49
8. MISCELLANEOUS                                                              53
  a.  Definitions                                                             53
  b.  State Variations                                                        56
  c.  Financial Statements                                                    58
  d.  More Information                                                        58
  e.  Legal Proceedings                                                       58
  f.  How Contracts Are Sold                                                  59
9. FEDERAL TAX CONSIDERATIONS                                                 61
10. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                      67
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      75
APPENDIX I - EXAMPLES                                                    APP I-1
APPENDIX II - ACCUMULATION UNIT VALUES                                  APP II-1
APPENDIX A - PRODUCT COMPARISON INFORMATION                              APP A-1
APPENDIX B - THE HARTFORD'S LIFETIME INCOME BUILDER                      APP B-1
APPENDIX C - THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND          APP C-1
 THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS

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1. HIGHLIGHTS

A. OVERVIEW

This is a deferred, flexible-premium variable annuity. A deferred variable annuity has an accumulation phase and a payout phase. You make investments during the accumulation phase. The value of your investments is used to set your benefits. At the end of the accumulation phase, we use that accumulated value to set the payments that we make during the payout phase. Generally speaking, the longer the accumulation phase, the greater your Contract Value will be for setting your benefits and annuity payouts.

This variable annuity lets you:

X  Invest among different investment options. (Sections 3, 5(a) & Appendix A)

X  Make tax-free transfers among investment options. (Sections 5(a), 9 & 10)

X Defer taxes on your investments until you withdraw your money (subject to possible IRS penalty). (Sections 5(c), 9 & 10)

X Choose from among several optional living benefits that provide guaranteed withdrawals over a fixed or an indeterminate time period. (Sections 2 & 7)

X Collect Annuity Payouts over a fixed or an indeterminate time period. (Section 5(d))

X  Select among different Death Benefits. (Sections 2, 5(e), 6, 7(b) & 7(c))

B. HOW TO BUY OUR VARIABLE ANNUITY (Sections 5(a), 8(a) & Appendix A)

[In writing]  Complete our application or order request and submit it to your
              Financial Intermediary for approval.
     $        Include the applicable minimum Premium Payment.

[Thumbs up]   Choose an optional feature right for you. Options include:

           OPTIONAL FEATURE                          GENERAL PURPOSE
--------------------------------------------------------------------------------
MAV/MAV Plus                             Guaranteed Minimum Death Benefit that
                                         ratchets up based on performance
The Hartford's Principal First           Guaranteed Minimum Withdrawal Benefit
                                         with periodic step-up rights
The Hartford's Principal First           Guaranteed Minimum Withdrawal Benefit
Preferred*
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Selects**                                Benefit with limited annual step-up
                                         rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Portfolios                               Benefit with full annual step-up rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
II**                                     Benefit with limited annual step-up
                                         rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Foundation**                             Benefit

*   Closed to new investors.

**  No longer available for sale.

For The Hartford's Lifetime Income Builder Selects, we reserve the right to limit the Funds into which you may allocate your Contract Value. For The Hartford's Lifetime Income Builder Portfolios, your Contract Value must be invested in one or more Programs and in an approved model portfolio, Funds, or other investment vehicles established from time to time.

Partial Surrenders taken prior to the Lifetime Eligibility Date or in excess of the available Lifetime Benefit Payment will reduce the Guaranteed Minimum Death Benefit by an amount greater than the amount withdrawn as a result of a proportionate reduction.

Optional features are subject to restrictions that may limit or eliminate the availability of these benefits. Optional features selected will be identified on your application and Contract. Not every optional feature may be available from your Financial Intermediary and may be subject to additional restrictions. For more information, see Section 7.

Not every variation of this variable annuity may be available from your Financial Intermediary.

4

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C. INVESTMENT OPTIONS (Sections 3, 5(a) & Appendices II & A)

You may invest in:

X Funds with different investment strategies, objectives and risk/reward profiles.

X  In certain circumstances, you may also invest in a Fixed Accumulation
   Feature.

D. CHARGES AND FEES (Sections 2, 5(b), 5(c) & Appendices II & A)

You will pay the following types of fees:

X  Sales charges (varies by Contract version)

X  Contract expenses (varies by Contract version)

X  Optional rider fees (if selected)

X  Fund expenses

E. ASK QUESTIONS BEFORE YOU INVEST

Before you decide to buy any variable annuity, consider the following questions:

- Will you use the variable annuity primarily to save for retirement or a similar long-term goal?
- Are you investing in the variable annuity through a retirement plan or IRA (which would mean that you are not receiving any additional tax-deferral benefit from the variable annuity)?
- Are you willing to take the risk that your Contract Value will decrease if your underlying investment options perform poorly?
- Do you intend to hold this variable annuity long enough to avoid paying any applicable surrender charges if you have to withdraw money?
- If you are exchanging one annuity for another one, do the benefits of the exchange outweigh the costs, such as any applicable surrender charges you might have to pay if you withdraw your money before the end of any surrender charge period for the new annuity?
-     Do you need an optional living or Death Benefit?
- If you are purchasing our "Plus" variable annuity, are you sure that you understand that you are buying a "bonus" annuity? Do you understand that you pay for Payment Enhancements through higher surrender charges, a longer surrender period and higher mortality and expense risk charges? Do you know that we may take back some or all Payment Enhancements in certain circumstances?

Here are a few suggestions that might make it easier for you to use this prospectus:

X We use a lot of defined terms to describe how this variable annuity works. These terms are capitalized and described in the Definition section (section 8(a)). Unavoidably, we sometimes interchangeably use different terms that essentially mean the same thing (for instance, this variable annuity is also called a "Contract").

X We include cross references to other sections to help describe certain aspects of this variable annuity in more detail. For example, we may describe an optional benefit in section 7 but examples of how it works are in Appendix I.

X Know what kind of variable annuity you are buying. We have noted what type of variable annuity (and in some instances, what series of variable annuity) this is on the cover page of this prospectus. This information will also appear in your application and Contract. Even though we have included comparison information about other variations of this variable annuity so that you can have a better idea which one might be appropriate for you, you may only need to focus only on those sections that specifically apply to the form of variable annuity you chose.

X The format and tables provided are designed to help you compare features. We have used a consistent question and answer format in sections 6 and 7 to make it easier to compare optional benefits. Appendix A is designed to compare and contrast different variations of this variable annuity.

F. COMMISSIONS FOR SELLING THIS VARIABLE ANNUITY (Section 8(f) & Appendix A)

We pay a commission for selling this variable annuity. Commissions vary based on a variety of factors such as whether they are paid up front or over time, the type of variable annuity sold and your age. We also provide various promotional incentives to Financial Intermediaries to promote our products. These arrangements create a potential conflict of interest. You should ask your Registered Representative for information regarding these matters.

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2. SYNOPSIS

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING YOUR VARIABLE ANNUITY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THIS VARIABLE ANNUITY. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SALES CHARGE IMPOSED ON PURCHASES (as a percentage of Premium Payments)                                 None
  $0 - $49,999                                                                                              0%
  $50,000 - $99,999                                                                                         0%
  $100,000 - $249,999                                                                                       0%
  $250,000 - $499,999                                                                                       0%
  $500,000 - $999,999                                                                                       0%
  $1,000,000+                                                                                               0%
CONTINGENT DEFERRED SALES CHARGE* (as a percentage of Premium Payments)
  First Year                                                                                                8%
  Second Year                                                                                               8%
  Third Year                                                                                                8%
  Fourth Year                                                                                               8%
  Fifth Year                                                                                                7%
  Sixth Year                                                                                                6%
  Seventh Year                                                                                              5%
  Eighth Year                                                                                               4%
  Ninth Year                                                                                                0%
SURRENDER FEE (as a percentage of amount Surrendered, if applicable)                                    None
EXCHANGE FEE                                                                                            None

*   Each Premium Payment has its own Contingent Deferred Sales Charge schedule.

CONTRACT OWNER PERIODIC EXPENSES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL MAINTENANCE FEE (1)                                                                              $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Account Value)
  Mortality and Expense Risk Charge                                                                      1.40%
  Administrative Charge                                                                                  0.20%
  Total Separate Account Annual Expenses                                                                 1.60%
MAXIMUM OPTIONAL CHARGES (as a percentage of average daily Account Value)
  The Hartford's Principal First Preferred Charge (5)                                                    0.20%
  The Hartford's Principal First Charge (2)(5)                                                           0.75%
  MAV/MAV Plus Charge                                                                                    0.30%
  Total Separate Account Annual Expenses with optional benefit separate account charges                  2.65%
MAXIMUM OPTIONAL CHARGES (3) (as a percentage of Benefit Amount or Payment Base (4))
  The Hartford's Lifetime Income Foundation (5)                                                          0.30%
  The Hartford's Lifetime Income Builder II Charge (2)(5)                                                0.75%
  The Hartford's Lifetime Income Builder Charge (2)(5)                                                   0.75%

6

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
The Hartford's Lifetime Income Builder Selects (2)(3)(5)
  Single Life Option Charge                                                                      1.50%
  Joint/Spousal Life Option Charge                                                               1.50%
The Hartford's Lifetime Income Builder Portfolios (2)(3)(5)
  Single Life Option Charge                                                                      1.50%
  Joint/Spousal Life Option Charge                                                               1.50%

(1) Fee waived if Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract.

(2) Current rider charges are: The Hartford's Lifetime Income Builder - 0.75%; The Hartford's Lifetime Income Builder II - 0.75%; The Hartford's Principal First - 0.75%: Current charges for The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios (Single and Joint/Spousal Options) are 1.50% (currently waived to 0.85% and 1.15%, respectively).

(3) Charge deducted on each Contract Anniversary and when you fully Surrender your Contract.

(4)  See "Does the Benefit Amount/Payment Base change under this rider?" in
     Section 6 for a description of the terms "Benefit Amount" and "Payment
     Base."

(5)  You may not own more than one of these optional riders at the same time.

The next item shows the minimum and maximum Total Annual Fund Operating Expenses charged by the Funds that you may pay on a daily basis during the time that you own this variable annuity. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                                                  MINIMUM            MAXIMUM
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                0.34%              1.96%
(expenses that are deducted from Sub-Account assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES.

LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS 5% AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE.

THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED, HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS POSED:


(1)  If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,259
3 years                                                                   $2,261
5 years                                                                   $3,168
10 years                                                                  $5,009



(2)  If you annuitize at the end of the applicable time period:



1 year                                                                      $396
3 years                                                                   $1,398
5 years                                                                   $2,400
10 years                                                                  $4,904



(3)  If you do not Surrender your Contract:



1 year                                                                      $501
3 years                                                                   $1,503
5 years                                                                   $2,505
10 years                                                                  $5,009


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

When Premium Payments (and any applicable Payment Enhancements) are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments (and any applicable Payment Enhancements), minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see Section 5(a). Please refer to Appendix II for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us.

AVAILABLE INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting at the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

8

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3. GENERAL INFORMATION

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York, the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE GENERAL ACCOUNT

The Fixed Accumulation Feature (including amounts invested in the DCA Plus program) are part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account.

THE SEPARATE ACCOUNT

We set aside and invest the assets of some of our annuity contracts, including this Contract, in a Separate Account. These Separate Accounts are registered as a unit investment trust under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of "Separate Account" under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate
Accounts:

- Hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Are not subject to the liabilities arising out of any other business we may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

- Are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts.

- May be subject to liabilities from a Sub-Account of a Separate Account that holds assets of other variable annuity contracts offered by a Separate Account, which are not described in this prospectus.

- Are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.

We do not guarantee the investment results of any Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The Funds available for investment are described in Appendix A. These are not the same mutual funds that you can buy through your stockbroker even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution fees and operating expenses. PLEASE CONTACT US TO OBTAIN A COPY OF THE PROSPECTUSES FOR EACH FUND. YOU SHOULD READ THESE PROSPECTUSES CAREFULLY BEFORE INVESTING. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all variations of this Contract.

MIXED AND SHARED FUNDING - Fund shares may be sold to our other separate accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and other contract owners investing these Funds. If a material conflict arose, we will

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consider what action may be appropriate, including removing the Fund from the
Separate Account or replacing the Fund with another underlying fund.

VOTING RIGHTS - We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS - Subject to any applicable law, we may make certain changes to the underlying funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Contract Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES- We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as "revenue sharing" payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds on the overall menu make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter transfer agent, investment adviser and/or other entities related to the Funds in amounts up to ..55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2010, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):

AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, BlackRock Advisors, LLC, BlackRock Investment, LLC, Branch Banking & Trust Company, Columbia Management Distributors, Inc., Evergreen Investment Services Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, HL Investment Advisors, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, MTB Investment Advisors, Inc., JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds

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Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail
Management Limited Partnership, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.

We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.

Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.50% and 0.35%, respectively, in 2010, and are not expected to exceed 0.50% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $85 from that Fund). For the fiscal year ended December 31, 2010, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $129.4 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.

FIXED ACCUMULATION FEATURE

THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE FIXED ACCUMULATION FEATURE IS NOT OFFERED IN ALL CONTRACTS.

Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments, regulatory and tax requirements, and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. The Fixed Accumulation Feature interest rates may vary by State.

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR. WHILE WE DO NOT CHARGE A SEPARATE RIDER FEE FOR INVESTING IN THE FIXED ACCUMULATION FEATURE, OUR EXPENSES ASSOCIATED WITH OFFERING THIS FEATURE ARE FACTORED INTO THE FIXED ACCUMULATION FEATURE.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

We may restrict your ability to allocate Contract Values or Premium Payments to the Fixed Accumulation Feature at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value. We may also make the Fixed Accumulation Feature available only through enrollment in a program that we establish.

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4. PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge (CDSC), and Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for CDSC or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

5. THE CONTRACT

A. PURCHASES AND CONTRACT VALUE

WHO CAN BUY THIS CONTRACT?

The Contract is an individual or group tax-deferred variable annuity Contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code. We no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

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Refer to Appendix A for more information about the different forms of contracts we offer. Not all forms of contracts may be available through your Registered Representative or from each issuing company.

HOW DO YOU PURCHASE A CONTRACT?

You may only purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien (NRA) application submissions require our prior approval.

The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. See Appendix A for more information. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

We will not accept Premium Payments of $1 million or more unless we provide prior approval. We reserve the right to impose special conditions on anyone who seeks our prior approval to purchase a Contract with Premium Payments of $1 million or more. In order to request prior approval, you must submit a completed enhanced due diligence form prior to the submission of your application:

- if you are seeking to purchase a Contract with an initial Premium Payment of $1 million or more;

- if total Premium Payments aggregated by social security number or taxpayer identification number equal $1 million or more; and

-   for all applications where the Owner or joint Owner are non-resident aliens.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state.

CAN YOU CANCEL YOUR CONTRACT AFTER YOU PURCHASE IT?

If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Day we receive your request to cancel and will refund any sales or Contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

If you cancel a Plus Contract, we will recapture any Payment Enhancements we previously credited to your Contract, and you will assume the risk of any investment loss on those Payment Enhancements.

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HOW ARE PREMIUM PAYMENTS APPLIED TO YOUR CONTRACT?

Your initial Premium Payment will usually be invested within two Valuation Days of our receipt at our Administrative Office of both a properly completed application or order request and the Premium Payment, both being in good order. If we receive your subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payments.

If the request or other information accompanying the initial Premium Payment is incomplete or not in good order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Administrative Office) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

Generally, we will receive your application or order request (whether for an initial purchase or a subsequent investment) after your Financial Intermediary has completed a suitability review. We will then consider if your investment is in good order. While the suitability good order process is underway, Premium Payments will not be applied to your Contract. You will not earn any interest on Premium Payments even if your Premium Payments have been sent to us or deposited into our bank account. We are not responsible for gains or lost investment opportunities incurred during this review period or if your Financial Intermediary asks us to unwind a transaction based on their review of your Registered Representative's recommendations. The firm that sold this Contract to you, and we, may directly or indirectly earn income on your Premium Payments. For more information, contact your Registered Representative.

HOW IS THE VALUE OF YOUR CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT
DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature, if applicable, and all Funds. There are two things that affect your Contract Value:
(1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.

When Premium Payments are credited to your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting partial or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; reduced by

- The net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

- Contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, divided by the number of days in the year multiplied by the number of days in the Valuation period.

We will send you a statement at least annually.

WHAT OTHER WAYS CAN YOU INVEST?

You may enroll in the following features (sometimes called a "Program") for no additional fee. Not all Programs are available with all Contract variations.

INVESTEASE

This electronic funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund. You can not use this Program to invest in the DCA Plus Programs.

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STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.

If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.

You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.

You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain guaranteed minimum withdrawal benefits.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

-   Asset Rebalancing

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   Dollar Cost Averaging

We offer three dollar cost averaging programs:

       -   DCA Plus

       -   Fixed Amount DCA

       -   Earnings/Interest DCA

DCA Plus - These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date business is received. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to lock in a rate of interest using either the "12-Month Transfer Program" or the "6-Month Transfer Program".

- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 12 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 12

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  month period. You must make at least 7 but no more than 12 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 6 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 6 month period. You must make at least 3 but no more than 6 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made in a month (or other interest rate effective period) other than your last program investment are considered a separate rate lock program investment. You can invest in up to 5 different rate lock programs at one time.

- You must invest at least $5,000 in each rate lock program ($2,000 for qualified plan transfers or rollovers, including IRAs). We may pre-authorize transfers from our Fixed Accumulation Feature subject to restrictions. This minimum amount applies to the initial and all subsequent Premium Payments in a given rate lock program.

- Pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions in good order.

- If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is active on the contract, we will set up the new Program to mirror the existing one. If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is not active on the contract, but is the future investment allocation and a Static Model Portfolio Plan is active on the contract, we will set up the new Program to move funds to the Static Model Portfolio Plan. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive in good order enrollment instructions within the 15 day timeframe noted above, we will refund the Program payment for further instruction.

- If your Program payment is less than the required minimum amount, we will invest into the destination funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Program is active on the contract, we will apply the payment to the destination funds of the current DCA Plus program. Otherwise, we will contact your investment professional to obtain further investment instructions.

- The credited interest rate used under the DCA Plus Programs is not earned on the full amount of your Premium Payment for the entire length of the Program because Program transfers to Funds decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.

Fixed Amount DCA - This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

Earnings/Interest DCA - This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

AUTOMATIC INCOME PROGRAM

This systematic withdrawal feature allows you to make partial Surrenders up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can designate the Funds to be surrendered from and also choose the frequency of partial Surrenders (monthly, quarterly, semiannual, or annually). The minimum amount of each Surrender is $100. Amounts taken under this program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. You may satisfy Code Section 72(t)/(q) requirements by enrolling in this program. Your level of participation in this program may result in your exceeding permissible withdrawal limits under certain optional withdrawal riders.

OTHER PROGRAM CONSIDERATIONS

-   You may terminate your enrollment in any Program at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund - then your allocations will be directed to the surviving Fund; or

       - any Fund is liquidated - then your allocations will be directed to any available money market Fund.

     You may always provide us with updated instructions following any of these events.

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-   Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you. Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund's prospectus.

- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

-   These Programs may be adversely affected by Fund trading policies.

CAN YOU TRANSFER FROM ONE FUND TO ANOTHER?

During those phases of your Contract when transfers are permissible, you may make transfers between Funds according to the following policies and procedures, as they may be amended from time to time.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.


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WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                               PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth         Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any              Yes
number of other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts           Yes
to any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth          No
Sub-Account and then, before the end of that same Valuation
Day, transfer the same $10,000 from the growth Sub-Account
to an international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution, or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Fund abusive trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a

18

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  result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS - If applicable, during each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:

- 30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary or Contract issue date or the largest sum of your prior transfers. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. These restrictions also apply to systematic transfers except for certain programs specified by us. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer any amount up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

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You must wait 6 months after your most recent transfer from the Fixed
Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Values in the Fixed Accumulation Feature to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

TELEPHONE AND INTERNET TRANSFERS - Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY - You may authorize another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you.

B. CHARGES AND FEES

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality Risk - There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense Risk - We also bear an expense risk that the CDSCs, if applicable, and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.

20

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ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

ADMINISTRATIVE CHARGE

We apply a daily administration charge against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above.

PREMIUM TAXES

We deduct premium taxes imposed on us by a state or other government agency. Some states collect these taxes when Premium Payments are made; others collect at Annuitization. Since we pay premium taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The premium tax rate varies by state or municipality and currently ranges from 0% - 3.5%.

SALES CHARGES

We offer three contract variations that have a CDSC (these forms of contract are called "Outlook", "Plus" and our base contract (which does not have a separate marketing name but is sometimes referred to in this prospectus as the "Core" version)), one contract version has a front end sales charge (called "Edge") and one contract version has no sales charge (called "Access"). These types of charges (and any available reductions or waivers) are described in Section 2.

CHARGES AGAINST THE FUNDS

Annual Fund Operating Expenses - The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

REDUCED FEES AND CHARGES

We may offer, in our discretion, reduced fees and charges including, but not limited to, CDSCs, the Mortality and Expense Risk Charge, the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

Please see "Synopsis" for a description of charges and fees.

C. SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

BEFORE THE ANNUITY COMMENCEMENT DATE:

Full Surrenders - When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, CDSCs, a pro-rated portion of optional benefit charges, if applicable and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

Partial Surrenders - You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable CDSC. You can ask us to deduct the CDSC from the amount you are Surrendering or from your remaining Contract Value. If we deduct the CDSC from your remaining Contract Value, that amount will also be subject to CDSC. This is our default option.

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Both full and partial Surrenders are taken proportionally out of the
Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 8 (State Variations) for additional details.

There are several restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after a Surrender.

Your resulting standard Death Benefit will be reduced proportionately if you Surrender the majority of your Contract Value. See sections 6 and 7 for information regarding the impact of Surrenders to Death Benefits and optional benefits.

AFTER THE ANNUITY COMMENCEMENT DATE:

Full Surrenders - You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable CDSCs. The Commuted Value is determined on the day we receive your written request for Surrender.

Partial Surrenders - Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 8 (State Variations) for additional details.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

We will deduct any applicable CDSCs.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO YOU REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone or on the Internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

Written Requests - To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

You may submit this form via facsimile.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from; otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.

Telephone Requests - To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to

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22

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accept telephone instructions for partial Surrenders from either Contract Owner.
Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on telephone Surrenders.

Internet Requests - To request a partial Surrender by internet; we must have received your completed Internet partial Withdrawal Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept internet instructions for partial Surrenders from either Owner. Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on Internet Surrenders.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone and Internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.

Completing a Power of Attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone and Internet.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders. If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. CONSULT YOUR PERSONAL TAX ADVISER TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY.

More than one Contract issued in the same calendar year - If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.

Internal Revenue Code section 403(b) annuities - As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2 ). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.

D. ANNUITY PAYOUTS

When you "annuitize" your Contract, you begin the process of converting Accumulation Units in what is known as the "payout phase." The payout phase starts with your Annuity Commencement Date and ends when we make the last payment required under your Contract. You should answer the following questions:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

WHEN DO YOUR ANNUITY PAYOUTS BEGIN?

Your Annuity Commencement Date cannot be earlier than:

X  2nd Contract Anniversary - if choosing a fixed dollar amount Annuity Payout

X  Immediately - if choosing a variable dollar amount Annuity Payout

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or be later than:

X Annuitant's 90th birthday (or if the Contract Owner is a Charitable Remainder Trust, the Annuitant's 100th birthday)

X  10th Contract Year (subject to state variation)

X The Annuity Commencement Date stated in an extension request (subject to your Financial Intermediary's rules for granting extension requests) received by us not less than 30 days prior to a scheduled Annuity Commencement Date

We reserve the right, in our sole discretion, to refuse to extend your Annuity Commencement Date regardless of whether we may have granted extensions in the past to you or other similarly situated investors. In certain instances, a Financial Intermediary has asked us to prohibit Annuity Commencement Date extensions for their customers when the Annuitant turns age 95. Please ask your Registered Representative whether you are affected by any such prohibition and make sure that you fully understand the implications this might have in regard to your living and Death Benefits.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

24

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When choosing this option, you must decide what will happen to the Annuity
Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE, IF APPLICABLE, MAY BE DEDUCTED.

For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

Automatic Annuity Payouts - If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

Fixed Dollar Amount Annuity Payouts - Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

Variable Dollar Amount Annuity Payouts - Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

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                                                                          25

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The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

-   the Assumed Investment Return ("AIR").

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.

The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.

You can select one of the following AIRs offered, subject to state variations:

          ANNUITY                ANNUITY                ANNUITY
 AIR    UNIT FACTOR     AIR    UNIT FACTOR     AIR    UNIT FACTOR
-------------------------------------------------------------------
 3%      0.999919%      5%      0.999866%      6%      0.999840%

The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with applicable transfer restriction policies.

Combination Annuity Payout - You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.

E. STANDARD DEATH BENEFITS

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts. We calculate the Death Benefit when, and as of the date that, we receive a certified death certificate or other legal document acceptable to us. The Death Benefits described below are at no additional cost. Standard Death Benefits are automatically included in your Contract unless superseded by certain optional benefits. Terms and titles used in riders to your Contract may differ from those used in this prospectus.

The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

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26

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THE PREMIUM SECURITY DEATH BENEFIT

This standard Death Benefit is automatically issued if you and the Annuitant are all younger than age 81 when the Contract is issued. This Death Benefit is the highest of:

-   Contract Value; or

-   Total Premium Payments adjusted for partial Surrenders; or

-   The lesser of:

       -   Maximum Anniversary Value, or

       - the sum of Contract Value plus 25% of Maximum Anniversary Value (excluding Premium Payments we receive within 12 months of death).

Please refer to Premium Security Death Benefit examples 1 - 2 in Appendix I.

THE ASSET PROTECTION DEATH BENEFIT

This standard Death Benefit is automatically issued if you or the Annuitant are between ages 81 to 85 when the Contract is issued. This Death Benefit is the highest of:

-   Contract Value; or

-   The lesser of:

       -   Premium Payments (adjusted for partial Surrenders), or

       - the sum of Contract Value plus 25% of total Premium Payments adjusted for partial Surrenders (excluding Premium Payments we receive within 12 months of death).

If one of the Owners and Annuitant is age 81 or older on the date we issue this Contract and one of the Owners and Annuitant is age 79 or younger on the date we issue this Contract; however, the Death Benefit payable upon the death of the younger of the Owners or Annuitant will be the lesser of Maximum Anniversary Value or the sum of Contract Value plus 25% of Maximum Anniversary Value.

Please refer to Asset Protection Death Benefit examples 1 - 3 in Appendix I.

MAXIMUM ANNIVERSARY VALUE

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or the date of death, whichever is earlier.

The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced for any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

ADJUSTMENTS FOR SURRENDERS

We calculate the adjustments to your Maximum Anniversary Value for any Surrenders by reducing your Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Anniversary Value proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

For examples of how this is applied for the Premium Security Death Benefit, please refer to Premium Security Death Benefit examples 1 - 2 in Appendix I and for the Asset Protection Death Benefit, please refer to Asset Protection Death Benefit examples 1 - 3 in Appendix I.

We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

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                                                                          27

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ADDITIONAL INFORMATION ABOUT DEATH BENEFITS

We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed:

a. the aggregate Premium Payments, modified by adjustments for partial Surrenders under applicable contracts and riders; or

b.  the aggregate Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable by us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.


If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven Program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. We will credit interest at a rate determined periodically in our sole discretion. THE INTEREST RATE IS BASED UPON THE ANALYSIS OF INTEREST RATES CREDITED TO FUNDS LEFT ON DEPOSIT WITH OTHER INSURANCE COMPANIES UNDER PROGRAMS SIMILAR TO THE HARTFORD'S SAFE HAVEN PROGRAM. IN DETERMINING THE INTEREST RATE, WE ALSO FACTOR IN THE IMPACT OF OUR PROFITABILITY, GENERAL ECONOMIC TRENDS, COMPETITIVE FACTORS AND ADMINISTRATIVE EXPENSES. THE INTEREST RATE CREDIT IS NOT THE SAME RATE EARNED ON ASSETS IN THE FIXED ACCUMULATION FEATURE OR PERSONAL PENSION ACCOUNT AND IS NOT SUBJECT TO MINIMUM INTEREST RATES PRESCRIBED BY STATE NON-FORFEITURE LAWS. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.


The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and (b) take Surrenders without paying Contingent Deferred Sales Charges, if any. We reserve the right to inform the IRS in the event that we believe that any Beneficiary has intentionally delayed delivering proper proof of death in order to circumvent applicable Code proceeds payment duties. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.

The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect the Single Life Expectancy Only option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

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28

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WHAT SHOULD THE BENEFICIARY CONSIDER?

Alternatives to the Required Distributions - The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

Spousal Contract Continuation - If the Owner dies and the Owner's Spouse is a beneficiary, then the portion of the Contract payable to the Spouse may be continued with the Spouse as Owner, unless the Spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. For certain Contracts, if the Contract continues with the Spouse as Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives the payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Owner           Designated Beneficiary receives the
                                                                                    payout at death, if any.

THESE ARE THE MOST COMMON SCENARIOS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH.

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6. OPTIONAL DEATH BENEFITS

A. MAV PLUS

OBJECTIVE

Refund net Premium Payments as well as some percentage of any Contract Value gains.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

The Death Benefit will be the greater of the standard Death Benefit and MAV Plus Death Benefit. If you also elect any optional benefit rider, the Death Benefit will be the greater of such optional rider and this rider.

The MAV Plus Death Benefit is the greatest of:

A.  Contract Value on the date we receive due proof of death.

B. Total Premium Payments adjusted for any partial Surrenders (see clause D below for a description of this adjustment).

C. Maximum Anniversary Value - The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or the date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:
    (a) Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and (b) Anniversary Value is adjusted for any partial Surrenders since the Contract Anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

D. Earnings Protection Benefit - The Earnings Protection Benefit depends on the age of you and/or your Annuitant on the date this rider is added to your Contract.

       - If each is aged 69 or younger, the Death Benefit is the Contract Value on the date we receive due proof of death plus 40% of the lesser of Contract gain on that date and the cap.

       - If you and/or your Annuitant are age 70 or older on the date this rider is added to your Contract, the benefit is the Contract Value on the date we receive due proof of death plus 25% of the lesser of Contract gain on that date and the cap.

    We determine Contract gain by subtracting your Contract Value on the date you added this rider from the Contract Value on the date we receive due proof of death. We then deduct any Premium Payments and add adjustments for any partial Surrender made during that time. We make an adjustment for partial Surrenders if the amount of Surrender is greater than the Contract gain immediately prior to the Surrender. The adjustment is the difference between the two, but not less than zero.

    We calculate the adjustment to your Maximum Anniversary Value for any Surrenders by reducing your Maximum Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Maximum Anniversary Value proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender. Please refer to the examples in Appendix I for illustrations of this adjustment.

    The Contract gain that is used to determine your Death Benefit has a limit or cap. The cap is 200% of the following:

       - the Contract Value on the date this rider was added to your Contract; plus

       - Premium Payments made after this rider was added to your Contract, excluding any Premium Payments made within 12 months of the date we receive due proof of death; minus

       -   any adjustments for partial Surrenders.

    If you elect MAV Plus, the Death Benefit will be the greater of the Premium Security Death Benefit and the MAV Plus Death Benefit.

WHEN CAN YOU BUY THIS RIDER?

You may elect this rider only at the time of issue and once you do so, your choice is irrevocable. You may not choose this optional Death Benefit if the Owner(s) and/or Annuitant are age 76 or older on the Contract issue date. In states where the MAV Plus Death Benefit is not available, we offer the "Maximum Anniversary Value (MAV) Death Benefit" for the same additional fee. The MAV Death Benefit is the same as the MAV Plus Death Benefit but excludes the Earnings Protection Benefit.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

No.

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HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Contract Value and is deducted daily. The charge for this rider continues to be deducted until we begin to make Annuity Payouts.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

No. This rider is not affected by the Benefit Amount or Payment Base.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Surrenders will reduce the MAV Plus Death Benefit and will be subject to CDSCs, if any.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes, including any assignment of your Contract to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR CONTRACT RIGHTS?

Yes. If your Spouse continues the Contract as Owner, we will use the date the Contract is continued with your Spouse as Owner as the effective date this rider was added to the Contract. This means we will use the date the Contract is continued with your Spouse as Owner as the effective date for calculating this Death Benefit going forward. The percentage used for this Death Benefit will be determined by the oldest age of any remaining joint Owner or Annuitant at the time the Contract is continued. Spousal Contract continuation can apply once during the term of this Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

This rider will be terminated and the fee will no longer be assessed.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed:

a. the aggregate Premium Payments, modified by adjustments for partial Surrenders under applicable contracts and riders; or

b.  the aggregate Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- This rider is not available in all states or is named differently in those states.

- If your Contract has no gain, your Beneficiary will receive no additional benefit.

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-   A Death Benefit is paid to Beneficiaries upon the death of the Annuitant or any Owner, whichever occurs first.

- This rider may be used to supplement Death Benefits in other optional riders. In certain instances, however, this additional Death Benefit coverage could be superfluous.

-   Annuitizing your Contract will extinguish this rider.

7. OPTIONAL WITHDRAWAL BENEFITS

A. THE HARTFORD'S PRINCIPAL FIRST PREFERRED

OBJECTIVE

Protect your Premium Payments from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider protects Premium Payments by guaranteeing annual Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted.

WHEN CAN YOU BUY THIS RIDER?

You cannot elect The Hartford's Principal First Preferred after May 1, 2008.

For investors purchasing a Contract after August 14, 2006, the maximum age of any Contract Owner or Annuitant when electing this rider is age 70. For all other investors, the maximum age of any Contract Owner or Annuitant electing this rider is age 85 for non-qualified plans and age 70 for IRA or qualified plans. If not elected at issue, Plus Contract Owners must wait until after the first Contract Anniversary before purchasing this benefit.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any optional riders other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. We will continue to deduct The Hartford's Principal First Preferred Charge until we begin to make Annuity Payouts or the rider is revoked.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. If you elect the rider at a later date, your Contract Value on the date it is added to your Contract will be the initial Benefit Amount. Partial Surrenders in excess of your annual Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate Benefit Payments. If you elect the rider when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. The maximum Benefit Payment is 5% of your Benefit Amount. Benefit Payments are available at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current Contract Year. For example, if you do not take 5% one Contract Year, you may not take more than 5% the next Contract Year.

If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date you added this rider to your Contract and your next Contract Anniversary, which could be less than a year.

Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment on a dollar-for-dollar basis. When you make a subsequent Premium Payment, your Benefit Payments will increase by 5% of the amount of the subsequent Premium Payment.

Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

If, in one year, your Surrenders total more than your annual Benefit Payment, we will recalculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount and your Benefit Payment we count one year as the time between the date we recalculate and your next Contract Anniversary, which could be less than a year.

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Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A. If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding subsequent Premium Payments), are equal to or less than the Benefit Payment, the new Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

B. If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

       (i)  The Contract Value immediately following the partial Surrender; or

       (ii) The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

Please refer to examples 2 - 6 for The Hartford's Principal First Preferred in Appendix I for illustrations regarding recalculation of your Benefit Amount.


Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions ("RMD"). An RMD may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.


IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

No. However, partial Surrenders will reduce the standard Death Benefit.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?


Yes. You may revoke this rider in writing anytime following the earlier of the 5th Contract Year (if elected at issuance) or the 5th anniversary of electing this rider post-issuance or at the time we exercise our right to impose investment restrictions. You may terminate this rider by submitting The Hartford's Principal First Preferred Termination Form to our Administrative Office or by calling us. Termination requests will not be accepted more than 30 days prior to your fifth rider anniversary. Annuitizing your Contract instead of receiving Benefit Payments will terminate this rider. If you revoke this rider you will not be able to elect any other optional benefit rider or participate in a Company-sponsored exchange program. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.


WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your annual Benefit Payment include any applicable CDSC.

If, in one year, your Surrenders total more than your annual Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount and your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If your Contract Value is reduced to zero due to receiving annual Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments.

You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

The Benefit Payment will then be reset to 5% of the new Benefit Amount.

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If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the sole Beneficiary is the deceased Owner's Spouse at the time of death, that Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this payout option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PFP Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PFP Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PFP Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PFP Payout Option. Electing this option forfeits any right to Death Benefit values calculated under the standard Death Benefit or any optional death benefits you may have purchased. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed Annuity Payout option until your Benefit Amount is depleted.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect optional withdrawal benefits in such other Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- We can revoke this rider if you violate the investment restrictions requirements. Once revoked, you cannot reinstate this or any other optional benefit rider and the rider fee will cease.

- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used in the calculation of the Benefit Amount and Benefit Payment is based on the investment performance of your Sub-Accounts.

-   Benefit Payments can't be carried forward from one year to the next.

- Annual Surrenders exceeding 5% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

- If elected post-issuance, the first one year period will be considered to be the time period between election and the next following Contract Anniversary.

- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.


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-   The 2009 change to the Internal Revenue Code pertaining to Required Minimum
    Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

B. THE HARTFORD'S LIFETIME INCOME FOUNDATION

OBJECTIVE

Protect principal from poor market performance, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary multiplied by the applicable Withdrawal Percent. In an Eligible Withdrawal Year, your initial Lifetime Benefit Payment is equal to the Payment Base multiplied by the applicable Withdrawal Percentage. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THIS RIDER?

The Hartford's Lifetime Income Foundation is closed to new investors.

When you buy this rider, you must provide us with the names and ages of the Owner, any joint Owner, Annuitant and Beneficiary.

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.

The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing this rider is
80. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 81.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would

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otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on:

- Subsequent Premium Payments. Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders. Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the aggregate amount of the partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

Partial Surrenders will diminish the Guaranteed Minimum Death Benefit. Please refer to the Examples in Appendix I for a more complete description of these effects.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percent, and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance,

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issue date to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year; you will not be able to carry remaining amounts forward to future Contract Years.

IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar

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       basis. Alternatively, if cumulative partial Surrenders taken prior to an
       Eligible Withdrawal Year are greater than the Threshold (subject to rounding), we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

Yes. Anytime following the earlier of Spousal Contract continuation or the 5th Contract Year, the Contract Owner may also elect to revoke the Lifetime Withdrawal Benefits whereupon we will deduct one last pro-rated fee for this rider and only the Guaranteed Minimum Death Benefit shall continue to apply. Certain changes in the Covered Life will also constitute a revocation of the Withdrawal Benefits. A Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

In the event that this rider is terminated, whether as a result of your actions or ours, your Lifetime Benefit Payments will cease; your Payment Base will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Please refer to the discussion under "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new Relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

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You may not convert your Joint/Spousal Option election to a Single Life Option.
In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then we will:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues


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38

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JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                 AND . . .                          AND . . .                       THEN THE . . .
Contract Owner               There is a surviving Contract      The Annuitant is living or         The surviving Contract Owner
                             Owner                              deceased                           continues the Contract and rider;
                                                                                                   we will increase the Contract
                                                                                                   Value to the Death Benefit value
Contract Owner               There is no surviving Contract     The Spouse is the sole primary     Follow Spousal Contract
                             Owner                              beneficiary                        continuation rules for joint life
                                                                                                   elections
Contract Owner               There is no surviving Contract     The Annuitant is living or         Rider terminates and Contract
                             Owner or Beneficiary               deceased                           Owner's estate receives the Death
                                                                                                   Benefit
Annuitant                    The Contract Owner is living       There is a Contingent Annuitant    The Rider continues; upon the
                                                                                                   death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales of this rider at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender; and

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new Owner of the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will then terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the age of the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.

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                                                                          39

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WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect. By annuitizing your Contract and choosing an income option, you will be exchanging your accumulated savings and Death Benefits for a guaranteed income stream.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant is alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of your Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code
Section 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

40

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These options may not be available if the Contract is issued to qualify under
Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date of a Covered Life change. We may also prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. This restriction is not currently enforced.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payment may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

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                                                                          41

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-   You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or be able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, your Spouse may find continuation of this rider to be unavailable or unattractive after the death of the Covered Life. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

C. THE HARTFORD'S LIFETIME INCOME BUILDER II

OBJECTIVE

Protect your investment from poor market performance through potential annual automatic Payment Base increases, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary, as adjusted by annual Payment Base increases, multiplied by the applicable Withdrawal Percent. In an Eligible Withdrawal Year, your initial Lifetime Benefit Payment is equal to the Payment Base multiplied by the applicable Withdrawal Percentage. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for Partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THIS RIDER?

The Hartford's Lifetime Income Builder II is closed to new investors.

When you buy this rider, you must provide us with the names and ages of the Owner, any joint Owner, Annuitant and Beneficiary.

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

42

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For the Single Life Option, the Covered Life is most often the same as the
Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.

The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing this rider is
75. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 76.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

We reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. Fee increases will not apply if (a) the age of the Relevant Covered Life is 80 or older; or (b) you notify us in writing of your election to permanently waive automatic Payment Base increases. This fee may not be the same as the fee that we charge new purchasers.

Subject to the foregoing limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.

We may offer a lower fee to customers who agree to participate in any asset allocation models, investment programs, or fund-of-funds we may designate from time to time.

You will receive advanced notice of any fee increase. You may decline the fee increase and permanently waive automatic Payment Base increases by:

-   Notifying us in writing, verbally or electronically, if available.

- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

- We will only honor notifications from the Owner or joint Owner and not through your broker.

- Your decision to decline the fee increase and waive automatic Payment Base increases is irrevocable. You will not be able to accept the fee increase and resume automatic Payment Base increases in the future.

- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders as well as automatic Payment Base increases. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on certain changes in Covered Lives.

- Automatic Payment Base increases. Your Payment Base may fluctuate based on annual "automatic Payment Base increases." You will be qualified for annual automatic Payment Base increases commencing on your first Contract Anniversary. Automatic Payment

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                                                                          43

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  Base increases will cease upon the earlier of the Annuity Commencement Date or the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80. Automatic Payment Base increases are based on your then current Anniversary Value (prior to the rider charge being taken) divided by your Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Payment Base increases will not take place if the investment performance of your Sub-Accounts is neutral or negative.

- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that first causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

Partial Surrenders will diminish the Guaranteed Minimum Death Benefit.

See Examples 7, 8 and 10-14 under The Hartford's Lifetime Income Builder II.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percentage and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance:

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issuance to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year, you will not be able to carry remaining amounts forward to future Contract Years.

See Examples 1-6 and 11-14 under The Hartford's Lifetime Income Builder II.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or

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44

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Annuitant. Termination of this rider will result in the rescission of the
Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

See Examples 9, 10 and under The Hartford's Lifetime Income Builder II.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.

See Examples 7, 8 and 10-14 under The Hartford's Lifetime Income Builder II.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.


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                                                                        45

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You may not convert your Joint/Spousal Option election to a Single Life Option.
In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then we will:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change. The Maximum Contract Value will be recalculated to equal the Contract Value on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues


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46

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JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new owner on the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the Covered Life is greater than the age limitation of the rider at the

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                                                                        47

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time of Spousal Contract continuation, the rider will terminate and the
Guaranteed Minimum Death Benefit will equal the Contract Value.

See Example 17 under The Hartford's Lifetime Income Builder II.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those

48

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offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date of any Covered Life change. We may also prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. This restriction is not currently enforced.

See Examples 9 and 10 under The Hartford's Lifetime Income Builder II.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

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                                                                        49

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-   We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time. In the event that this rider is terminated by us, your Lifetime Benefit
    Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of this rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

D. THE HARTFORD'S PRINCIPAL FIRST

OBJECTIVE

Protect your investment from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.

You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier)(these dates are called "election dates" in this section). Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will not accept any election request prior to an election date. You may not post-date your election.

- If an election form is received in good order on or after an election date, the step-up will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

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-   Your election is irrevocable. This means that if your Contract Value increases after your step-up, you can not ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

WHEN CAN YOU BUY THIS RIDER?

You may elect this benefit at any time, provided we are still offering this rider for new sales.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any riders other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. The charge continues to be deducted until we begin to make Annuity Payouts.

We will recalculate the charge each time that you step-up your Benefit Amount. The fee at the time of step-up will be the charge that we are then currently charging other customers who have previously elected this rider and have elected to step-up. This fee may not be the same as, but will not be more than, the fee that we charge new purchasers or the fee we set before we cease offering this rider. If we cease sales of this rider, we will predetermine the rider charge on a non-discriminatory basis. Before you decide to exercise your step-up privileges, you should request a current prospectus which will describe the then current charge effective upon exercising step-up rights.

We also reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you elect to step-up your Benefit Amount. Subject to limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of ownership of this Contract.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. If elected at the time of Contract issuance, your initial Benefit Amount is your initial Premium Payment. If elected after the Contract has been issued, your initial Benefit Amount will be the based on your Contract Value at the time the rider is elected. Any time after the 5th Contract Year that this rider has been in effect and thereafter on each fifth anniversary of the last step-up (or sooner upon Spousal Contract continuation); you (or your Spouse if Spousal Contract continuation rights have been elected) may elect to step-up the Benefit Amount to the Contract Value.

Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. Partial Surrenders in excess of your Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.

You cannot elect the step-up privilege if your then current Benefit Amount is higher than your Contract Value on step-up dates.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate the Benefit Payment. The maximum Benefit Payment is 7% of your Benefit Amount on rider effective date, or if more recently, the last date on which a step up was elected, or the Benefit Amount was reduced due to a partial Surrender exceeding the Benefit Payment. Benefit Payments can begin at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, if you do not take 7% one year, you may not take more than 7% the next year.

If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date we added this rider to your Contract and your next Contract Anniversary, which could be less than a year.

Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your annual Benefit Payment include any applicable Contingent Deferred Sales Charge.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT, WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT COULD BE SIGNIFICANTLY LOWER IN THE FUTURE. Any time we recalculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

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Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A. If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding establishments for subsequent Premium Payments), are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

B. If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

       (i)  The Contract Value immediately following the partial Surrender; or

       (ii) The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

Please refer to examples 2 - 7 for The Hartford's Principal First in Appendix I for illustrations regarding recalculation of your Benefit Amount.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No. However, partial Surrenders will reduce the standard Death Benefit.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable CDSC.

If, in one year, your Surrenders total more than your Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If your Contract Value is reduced to zero due to receiving Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments. You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

The Benefit Payment will then be reset to 7% of the new Benefit Amount.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.


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CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PF Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PF Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PF Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PF Annuity Payout Option or any of the Death Benefit options offered in your Contract. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed dollar amount Annuity Payout option until your Benefit Amount is depleted.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

CAN WE AGGREGATE CONTRACTS?

We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect any optional withdrawal benefit rider on both Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used to set Benefit Payments is based on the investment performance of your Sub-Accounts.

- Benefit Payments cannot be carried forward from one year to the next. You will not be warned if you take less than the maximum withdrawals available without triggering recalculation of your Benefit Payments.

- Annual Surrenders exceeding 7% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

- Voluntary or involuntary annuitization will terminate Benefit Payments. Annuity Payout options available subsequent to the Annuity Commencement Date may be less than Benefit Payments.

- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

- We do not automatically increase payments under the Automatic Income Program if your Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Benefit Payments and your eligible Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

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8. MISCELLANEOUS

A. DEFINITIONS

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.


ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Street North, Windsor, CT 06095-1512. Our standard mailing address is: P.O. Box 5085, Hartford, CT 06102-5085.



AFTER AUGUST 13, 2011, OUR OVERNIGHT ADDRESS WILL BE: THE HARTFORD WEALTH MANAGEMENT - GLOBAL ANNUITIES, 745 WEST NEW CIRCLE ROAD BUILDING 200, 1ST FLOOR, LEXINGTON, KY 40511. OUR STANDARD MAILING ADDRESS WILL BE: THE HARTFORD WEALTH MANAGEMENT - GLOBAL ANNUITIES, PO BOX 14293, LEXINGTON, KY 40512-4293


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, as adjusted for subsequent Premium Payments and partial Surrenders.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner and Annuitant as the case may be.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First, The Hartford's Principal First Preferred and The Hartford's Lifetime Income Builder. The Benefit Amount is comprised of net Premium Payments, less any Payment Enhancements, if applicable, and may be subject to periodic step ups when The Hartford's Principal First or The Hartford's Lifetime Income Builder have been elected.

BENEFIT PAYMENT: The maximum guaranteed amount that may be withdrawn each Contract Year under The Hartford's Principal First, The Hartford's Principal First Preferred or The Hartford's Lifetime Income Builder. A Benefit Payment constitutes a partial Surrender.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

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CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

COVERED LIFE: The governing life or lives used for determining the Lifetime Withdrawal Feature under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

ELIGIBLE WITHDRAWAL YEAR: As used in The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II, any Contract Year following the Relevant Covered Life's 60th birthday.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature may be called the Fixed Account. Not all forms of Contracts we offer contain a Fixed Accumulation Feature.

FUND: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select a "Sub-Account".

GENERAL ACCOUNT: The General Account includes our company assets, including any money you may have invested in the Fixed Accumulation Feature, if available.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

LIFETIME BENEFIT PAYMENT: The maximum guaranteed amount that can be withdrawn each year pursuant to The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. A Lifetime Benefit Payment constitutes a partial Surrender. Withdrawals taken prior to an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II) or prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios) are excluded from this definition.

LIFETIME INCOME ELIGIBILITY DATE: Under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the date the relevant Covered Life attains age 59 1/2, at which point Lifetime Benefit Payments can begin.

LIFETIME WITHDRAWAL FEATURE: Under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, a series of Lifetime Benefit Payments in each Contract Year following the Lifetime Income Eligibility Date.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and partial Withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

MAXIMUM CONTRACT VALUE: The greatest of: (i) the Contract Value on the rider issue date, plus Premium Payments received after such date or (ii) the Contract Value on each subsequent Contract Anniversary, excluding the current Contract Anniversary, plus Premium Payments received after such Contract Anniversary date.

MINIMUM CONTRACT VALUE: Subject to state variations, the Minimum Contract Value we establish from time to time.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

1933 ACT: The Securities Act of 1933, as amended.

1934 ACT: The Securities Exchange Act of 1934, as amended.

1940 ACT: The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

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PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT BASE: The amount used to determine the Lifetime Benefit Payments for The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios. The Payment Base may be subject to automatic annual Payment Base increases when The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios has been elected. In The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, Payment Base includes Payment Enhancements (Plus Contracts only) and front end sales charges (Edge Contracts only) but excludes any Employee Gross-Up. Your initial Payment Base equals your initial Premium Payment except in regard to a company sponsored exchange program. For Plus contracts, your initial Payment Base includes any Payment Enhancement, if applicable; provided, however, Payment Enhancements are not taken into consideration as such for the purposes of The Hartford's Lifetime Income Foundation or The Hartford's Lifetime Income Builder II.

PAYMENT ENHANCEMENT: An amount we credit to your Contract Value at the time a Premium Payment is made for "Plus" Contracts only. The amount of a Payment Enhancement is based on the cumulative Premium Payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract (not taking into consideration any applicable front-end charges, Payment Enhancements or Employee Gross Up).

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

RELEVANT COVERED LIFE: When the Single Life option is chosen, the Relevant Covered Life will be the older of the Contract Owner(s) if the Contract Owner is a natural person or the Annuitant(s) if the Contract Owner is not a natural person. When the Joint/Spousal Option is chosen, however, the Relevant Covered Life will be the younger of the Contract Owner and his or her Spouse if the Contract Owner is a natural person or the Annuitant if the Contract Owner is not a natural person. As used herein, "attained age" means the chronological age of the Relevant Covered Life as of the most recent Contract Anniversary before requesting any partial Surrender or if a partial Surrender is requested during the first Contract Year, the chronological age of the Relevant Covered Life as of the Contract issuance date.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SPOUSE: A person related to a Contract Owner by marriage pursuant to the Code.

SUB-ACCOUNT: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your "Sub-Account".

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).

THRESHOLD: For the purposes of The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the amount used to determine the change in the Payment Base following a partial Surrender in any Contract Year that is not an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II) or any Contract Year that is prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios). For the purposes of these optional riders, the percentage used to determine your Threshold amount is 5% (Single Life Election) or 4.5% Joint/Spousal Election) of the Payment Base.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US OR OUR: Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company, as the case may be.

WITHDRAWAL PERCENT: The multiplier used in calculating Lifetime Benefit Payments under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.


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B. STATE VARIATIONS

The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.

- CALIFORNIA - Any Owner 60 years old or older when purchasing this Contract in California must either elect the Senior Protection Program, or elect to immediately allocate the initial Premium Payments to the other investment options. Under the Senior Protection Program, we will allocate your initial Premium Payment to a Money Market Fund Sub-Account (or comparable money market Sub-Account) for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions. If you elect the Senior Protection Program you will not be able to participate in any InvestEase (if otherwise available) or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus, Static Asset Allocation Models and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a Money Market Fund Sub-Account (or comparable money market Sub-Account) unless you direct otherwise. You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account Value from a Money Market Fund Sub-Account (or comparable money market Sub-Account) to another investment option. When you terminate your participation in the Senior Protection Program you may reallocate your Contract Value in the Program to other investment options or we will automatically reallocate your Account Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested.

- CONNECTICUT - There are no investment restrictions on the Sub-Accounts that you may invest in while subject to The Hartford's Principal First Preferred benefits. If you elect that rider, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity Contracts issued by us or our affiliates to you equal or exceed $100,000. For Connecticut residents that elect The Hartford's Principle First Preferred, The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation, contract aggregation provisions do not apply. The Contingent Deferred Sales Charge is 8%, 8%, 8%, 7%, 6%, 5%, 4%, 3%, 0% for years 1-9.

- FLORIDA - The limit on Death Benefits imposed when aggregate Premium Payments total $5 million or more does not apply.

- ILLINOIS - The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation.

-   MASSACHUSETTS - The Nursing Home Waiver is not available.

-   MINNESOTA - MAV Plus is not available and the Maximum Anniversary Value
    (MAV) Death Benefit is offered instead.


- NEW JERSEY - The Fixed Accumulation Feature is not available. The only AIRs available are 3% and 5%. The investment restrictions and the contract aggregation provisions of The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation are not applicable to New Jersey Owners electing such rider. The Nursing Home Waiver is not available.


- NEW YORK - We will not recalculate The Hartford's Principal First Preferred or The Hartford's Principal First Benefit Amounts if you change ownership or assign your Contract to someone other than your Spouse. The Minimum Contract Value is $1,000 after any Surrender. The minimum monthly Annuity Payout is $20. There are no investment restrictions for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation. The rider charge for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder Selects, and The Hartford's Lifetime Income Builder Portfolios is only deducted from the Sub-Accounts. MAV Plus is not available and the Maximum Anniversary Value (MAV) Death Benefit is offered instead. The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. The only AIRs available are 3% and 5%. The Nursing Home Waiver is not available.


-   OHIO - The Fixed Accumulation Feature is not available.


-   OKLAHOMA - The only AIRs available are 3% and 5%.

- OREGON - We will accept subsequent Premium Payments during the first three Contract Years. Owners may only sign up for DCA Plus Programs that are 6 months or longer. You may not choose a fixed dollar amount Annuity Payout. The Life Annuity with a Cash Refund Annuity Payout Option is not available for Oregon residents and the only AIRs available are 3% and 5%.

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-   PENNSYLVANIA - The Nursing Home Waiver minimum confinement period is changed from 180 days to 90 days. Pennsylvania residents may not choose a fixed dollar amount Annuity Payout or the Life Annuity with a Cash Refund Annuity Payout Option. The Contingent Deferred Sales Charge is 8%, 8%, 8%, 7%, 6%, 5%, 4%, 3%, 0% for years 1-9.

- WASHINGTON - MAV Plus is not available and Maximum Anniversary Value (MAV) Death Benefit is offered instead. The Fixed Accumulation is not available if you elect The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder Selects, and The Hartford's Lifetime Income Builder Portfolios. The rider charge for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder Selects, and The Hartford's Lifetime Income Builder Portfolios is only deducted from the Sub-Accounts.


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C. FINANCIAL STATEMENTS

You can find financial statements for us and the Separate Account in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

D. MORE INFORMATION

OWNERSHIP CHANGES - We reserve the right to approve all ownership changes, including any assignment of your Contract (or any benefits) to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the applicable Death Benefit. We will adjust the Contract Value in these circumstances to equal the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the applicable Death Benefit as a lump sum payment. This privilege will only apply once for each Contract.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

ASSIGNMENT - A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. A qualified Contract may not be transferred or otherwise assigned (whether directly or used as collateral for a loan), unless allowed by applicable law and approved by us in writing. We can withhold our consent for any reason. We are not obligated to process any request for approval within any particular time frame. Please consult a qualified tax adviser before assigning your Contract.

SPECULATIVE INVESTING - Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. By purchasing this Contract you represent and warrant that you are not using this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

CONTRACT MODIFICATION - We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

MEDICAID BENEFITS - Medicaid is a program that covers most medical costs, including nursing home and home care for the elderly and certain persons with disabilities. To qualify, individuals must meet both income and resource tests. Subject to state law, income tests measure whether earned and unearned income such as benefit payments exceeds predetermined monthly caps. Resource tests look to the value of countable assets such as this Contract. Medicaid also allows the costs of benefits such as nursing home care, home and community based services, and related hospital prescription drug services to be recaptured from a recipient's estate after their death (or if the recipient has a surviving Spouse, the recapture is suspended until after the death of the recipient's surviving Spouse).

Medicaid estate planning may be important to people who are concerned about long term care costs or the adequacy of their private LTC insurance. Benefits associated with this variable annuity may have an impact on your Medicaid eligibility and the assets considered for Medicaid benefits.

Certain asset and/or trust transfers (or a "spend down" of assets) made to become eligible for Medicaid may trigger periods of potentially unlimited ineligibility and can be considered fraud. Each state examines the financial history of a person to determine whether he or she transferred funds at below market value in order to qualify for Medicaid. These look-back periods are currently 36-months for asset transfers and 60-months for Medicaid exempt trust transfers.

Ownership interests or beneficiary status under this variable annuity can render you or your loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract.

This discussion is intended to provide a very general overview and does not constitute legal advice or in any way suggest that you circumvent these rules. You should seek advice from a competent elder law attorney to make informed decisions about how this variable annuity may affect your plans.

E. LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the

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Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


F. HOW CONTRACTS ARE SOLD


We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.


HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principle underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2010. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


Core and Edge Contracts may be sold directly to the following individuals free of any commission ("Employee Gross-Up" on Core and no front-end sales charge on Edge): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and 2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Core Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.

We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.

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
ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
---------------------------------------------------------------------------------------------------------------------------------
Access                            Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment             Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                         Joint marketing campaigns and/or Financial Intermediary event advertising/participation;
                                  sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                                  (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances      Pay Fund related parties for wholesaler support, training and marketing activities for certain
                                  Funds.
Support                           Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training                          Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                        Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                            Pay for the overall volume of their sales or the amount of money investing in our products.


As of December 31, 2010, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Allen & Company of Florida, Inc., AMTrust Investment Svcs Inc., Bancwest Investment Services, Inc., BBVA Compass Inv. Solutions, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., CCO Investment Services Corp., Citigroup Global Markets, Inc., Comerica Securities, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP, Edward D. Jones & Co., LLP, Fifth Third Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., Great American Advisors, Inc., H. Beck, Inc., H.D. Vest Investment Services, Harbour Investments, Inc., Heim, Young & Associates, Inc., Huntington Investment Company, Infinex Investment, Inc., ING Advisors Network, (Financial Network Investment Corp., ING Financial Partners, Multi-Financial Securities Corp., Primevest Financial Services, Inc.,), Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, Janney Montgomery Scott, Inc., Key Investment Services, Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Keegan & Company, Inc., Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert
W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific Financial LLC, Summit Brokerage Services Inc., Sun Trust Investment Services, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Transamerica Financial Advisors, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, UBS Financial Services, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Wells Fargo Advisors LLC (various divisions), Wells Fargo Investments LLC, Woodbury Financial Services, Inc. (an affiliate of ours).


Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.


As of December 31, 2010, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.


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For the fiscal year ended December 31, 2010, Additional Payments did not in the aggregate exceed approximately $36 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $0.9 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period. Financial Intermediaries that received Additional Payments in 2010, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.



Financial Intermediaries that received Additional Payments in 2010, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.


9. FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

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B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES - GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS


Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Owner is generally required to currently include in gross income for each taxable year the excess of (a) the sum of the net surrender value of the contract as of the end of the taxable year plus all distributions under the contract received during the taxable year or any prior taxable year, over (b) the sum of the amount of net premiums under the contract for the taxable year and prior taxable years and amounts includible in gross income for prior taxable years with respect to such contract under Section 72(u). However, Section 72(u) does not apply to:


- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.


       a.   AMOUNTS RECEIVED AS AN ANNUITY



To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract". It is unclear what value should be used in determining the "income on the contract." We believe that the "income on the contract" does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the "income on the contract".


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i.   When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.



ii. If the Annuity Payout ceases by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the allocated investment in the Contract for the Annuity Payout, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.



iii. Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.



      We believe that Personal Pension Account Payouts are partial annuitizations of the Contract, and that an equitable allocation of the investment in the contract would be in proportion to the estimated fair market values of the portions of the Contract.



iv. When annuitization of the Personal Pension Account has occurred, your Benefit Balance will be calculated by using an actuarial present value formula.



       b.  AMOUNTS NOT RECEIVED AS AN ANNUITY



i. To the extent that the "cash value" of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."



ii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract," and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."



iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).



iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.



v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.



vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.


       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received

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prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

       d. 10% PENALTY TAX - APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:


       1. Distributions made on or after the date the taxpayer has attained the age of 59 1/2.


       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.


       3.   Distributions attributable to a taxpayer's becoming disabled.



       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer (or the joint lives or life expectancies of the taxpayer and the taxpayer's designated Beneficiary).


       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

       f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

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      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

       h.  PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering (1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Notice 2003-51 was superseded by Revenue Procedure 2008-24, effective for partial exchanges completed on or after June 30, 2008. Partial exchanges completed on or after this date will qualify for tax free treatment if: (1) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in the exchange (the date of transfer); or (2) the taxpayer demonstrates that certain conditions (e.g., death, disability, reaching age 59 1/2, divorce, loss of employment) occurred between the date of transfer and the date of the withdrawal or surrender. A transfer within the scope of the revenue procedure, but not treated as a tax-free exchange, will be treated as a taxable distribution, followed by a payment for a second contract. Two annuity contracts that are the subject of a tax-free exchange pursuant to the revenue procedure will not be aggregated, even if issued by the same insurance company. We advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a tax adviser if you plan to split an annuity contract as part of an exchange of annuity contracts.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still

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comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may

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be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

10. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.


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THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR
WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

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    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

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In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")


Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit (e.g. $49,000 in 2011) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.


A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. Section 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.


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4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount ($16,500 for 2011). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in Qualified plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

    (iii) part of a series of substantially equal periodic payments (not less frequently than annually - "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

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    (v)  (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b.  RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

A special rule applies to individuals who attained age 70 1/2 in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require

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the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional
RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either -

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a

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"direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

-------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
  Additional Payments
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

                                                               APP I-1

-------------------------------------------------------------------------------

APPENDIX I - EXAMPLES

TABLE OF CONTENTS

                                                                         PAGE
--------------------------------------------------------------------------------
Premium Security Death Benefit                                           APP 1-2
Asset Protection Death Benefit                                           APP 1-4
The Hartford's Principal First                                           APP 1-6
The Hartford's Principal First Preferred                                 APP 1-7
The Hartford's Lifetime Income Builder                                   APP 1-8
The Hartford's Lifetime Income Foundation                               APP 1-10
The Hartford's Lifetime Income Builder II                               APP 1-14
The Hartford's Lifetime Income Builder Selects and The Hartford's       APP 1-20
 Lifetime Income Builder Portfolios
MAV Plus                                                                APP 1-32

APP I-2

-------------------------------------------------------------------------------

PREMIUM SECURITY DEATH BENEFIT

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we receive proof of Death, your Contract Value was $117,403, and your Maximum Anniversary Value was $106,000.

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- Total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000],

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903];
    the lesser (a) and (b) is $106,000.

The Premium Security Death Benefit is the greatest of these three values, which is $117,403.

                                                               APP I-3

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- Total Premium Payments adjusted for any partial Surrenders [$57,857 (see below)],

-   The lesser of (a) Your Maximum Anniversary Value [$83,571 (see below)] and
    (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is $83,571.

The Premium Security Death Benefit is the greatest of these three values, which is $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $140,000 - $10,000 = $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

APP I-4

-------------------------------------------------------------------------------

ASSET PROTECTION DEATH BENEFIT

EXAMPLE 1

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit, because You and/or Your Annuitant were over age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $92,000 = $140,403]; the lesser of (a) and (b) is $92,000.

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903];
    the lesser (a) and (b) is $106,000.

The Asset Protection Death Benefit is the greatest of these three values, which is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit because You and/or Your Annuitant were over age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% x $57,857 = $134,464]; the lesser (a) and (b) is $57,857,

- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is
    $83,571.

The Asset Protection Death Benefit is the greatest of these three values, which is $120,000.

                                                               APP I-5

-------------------------------------------------------------------------------

EXAMPLE 3

ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN WE RECALCULATE YOUR BENEFIT AMOUNT BY COMPARING THE RESULTS OF TWO CALCULATIONS AND TAKING THE LESSER OF THE
TWO:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% x $57,857 = $134,464]; the lesser (a) and (b) is $57,857.

- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% ($83,571) = $140,893]; the lesser (a) and (b) is
    $83,571.

The Asset Protection Death Benefit is the greatest of these three values, which is $120,000.

APP I-6

-------------------------------------------------------------------------------

THE HARTFORD'S PRINCIPAL FIRST

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                               APP I-7

-------------------------------------------------------------------------------

THE HARTFORD'S PRINCIPAL FIRST PREFERRED

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST PREFERRED WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $7,500, which is your new Benefit Amount ($150,000) multiplied by 5%.

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $95,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($5,000).

- Your Benefit Payment for the next year remains $5,000, because you did not take more than your maximum Benefit Payment ($5,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations and taking the lesser of the two:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $5,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 5% of the greater of your New Contract Value and New Benefit Amount, which is $4,500.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations and taking the lesser of the two:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($5,000) to 5% of the New Benefit Amount ($1,500). Your Benefit Payment becomes the lower of those two values, or $1,500.

APP I-8

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME BUILDER

FOR ALL EXAMPLES YOUR GUARANTEED MINIMUM DEATH BENEFIT IS THE GREATER OF THE BENEFIT AMOUNT AND THE CONTRACT VALUE ON THE DATE OF DUE PROOF OF DEATH.

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S LIFETIME INCOME BUILDER WHEN YOU PURCHASE YOUR CONTRACT, YOU ARE YOUNGER THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

- Your Lifetime Benefit Payment is zero. The Lifetime Benefit Payment will be set equal to the Benefit Amount multiplied by 5% on the Contract Anniversary immediately following the Older Owner's 60th birthday.

EXAMPLE 2: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU MAKE NO ADDITIONAL PREMIUM PAYMENTS AND TAKE NO WITHDRAWALS DURING THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $105,000.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($105,000 / $100,000) - 1 = .05 = 5%.

- Your Benefit Amount is $105,000, which is your previous Benefit Amount plus the automatic Benefit Amount increase.

-   Your Benefit Payment is $5,250, which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.

       - $105,000 x .0075 = $787.50, this amount is deducted from the Contract Value.

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

-   Your initial Benefit Amount is $100,000.

-   Your Benefit Payment is $5,000.

-   After the partial Surrenders of $1,000, your Benefit Amount is $99,000.

- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($99,000) divided by the Maximum Contract Value ($100,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($99,000 / $100,000) - 1 = -.01 subject to the minimum of 0%.

- Your Benefit Amount is $99,000, which is your previous Benefit Amount since the automatic Benefit Amount increase was 0%.

- Your Benefit Payment will remain at $5,000. Because your Benefit Amount did not increase because of the automatic Benefit Amount increase provision on the anniversary, the Benefit Payment will not increase. And because the remaining Benefit Amount ($99,000) is not less than the Benefit Payment immediately prior to the anniversary, the Benefit Payment will not be reduced.

- The annual charge for The Hartford's Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.

       - $99,000 x .0075 = $742.50, this amount is deducted from the Contract Value.

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 3. ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2 AND THAT, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

-   At the beginning of Contract Year 2, your initial Benefit Amount is $99,000.

-   Your Benefit Payment is $5,000.

-   Your Benefit Amount after the premium payment is $119,000.

-   Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 4. ASSUME THAT AT THE ON THE FOLLOWING ANNIVERSARY (THE END OF CONTRACT YEAR 2) THE CONTRACT VALUE IS $118,000 AND THAT NO WITHDRAWALS WERE TAKEN IN CONTRACT YEAR 2.

-   After premium payment, your Benefit Amount is $119,000.

                                                               APP I-9

-------------------------------------------------------------------------------

-   Your Benefit Payment is $5,950.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($118,000) divided by the Maximum Contract Value ($120,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($118,000 / $120,000) - 1 = -.01667 subject to a minimum of 0%

- Your Benefit Amount is $119,000, which is your previous Benefit Amount since the automatic Benefit Amount increase is 0%.

-   Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.

       - $119,000 x .0075 = $892.50, this amount is deducted from the Contract Value.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 5. ASSUME THAT IN THE THIRD CONTRACT YEAR, A $35,000 PARTIAL SURRENDER IS TAKEN. THE PARTIAL SURRENDER INCLUDES A CONTINGENT DEFERRED SALES CHARGE. THE WITHDRAWAL LOWERED THE CONTRACT VALUE FROM $115,000 TO $80,000.

-   At the beginning of Contract Year 3, your initial Benefit Amount is
    $119,000.

-   Your Benefit Payment is $5,950.

- Since the total partial Surrender exceeds the Benefit Payment, the Benefit Amount is reset to the lesser of (i) or (ii) as follows

       -   (i) the Contract Value immediately following the partial withdrawal:
           $80,000.

       - (ii) the Benefit Amount prior to the partial Surrender, less the amount of the Surrender: $119,000 - $35,000 = $84,000.

-   Your new Benefit Amount is $80,000.

-   Your new Benefit Payment is $4,000, which is 5% of the new Benefit Amount.

EXAMPLE 7: ASSUME THAT ON THE CONTRACT ANNIVERSARY IMMEDIATELY FOLLOWING THE OLDER OWNER'S 60TH BIRTHDAY, THE CONTRACT VALUE IS $200,000.

-   Your Benefit Amount after the automatic increase calculation is $200,000.

-   Your Lifetime Benefit Payment is $10,000 which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.

       - $200,000 x .0075 = $1500, this amount is deducted from the Contract Value.

EXAMPLE 8: ASSUME THE OWNER WITHDRAWS $9,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.

-   Your Benefit Amount is $80,000 before the partial Surrender.

- Your Benefit Amount after the partial Surrender is $71,000, since the partial Surrender is less than your Benefit Payment.

- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.

- Your Lifetime Benefit Payment will be reset to $3,550 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.

EXAMPLE 9: ASSUME THE OWNER WITHDRAWS $12,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.

-   Your Benefit Amount is $80,000 before the partial Surrender.

-   Your Benefit Amount after the partial Surrender is $68,000.

- It is the lesser of Contract Value after the partial Surrender ($73,000) and the Benefit Amount immediately prior the partial Surrender, less the partial Surrender amount ($68,000). This comparison is done because the partial Surrender is greater than your Benefit Payment.

- Your Benefit Amount will reset to $3,400 which is 5% of the Benefit Amount after the partial Surrenders. This reset occurs because the partial Surrender is greater than the annual Benefit Payment.

- Your Lifetime Benefit Payment will reset to $3,400 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.

APP I-10

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME FOUNDATION

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

                                                                 APP I-11

-------------------------------------------------------------------------------

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.30% of the Payment Base.

         - $99,000 x 0.30% = $297, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.30% of the Payment Base.

         - $99,000 x 0.30% = $297, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

APP I-12

-------------------------------------------------------------------------------

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

                                                                 APP I-13

-------------------------------------------------------------------------------

EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment / Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

APP I-14

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME BUILDER II

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

                                                                 APP I-15

-------------------------------------------------------------------------------

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($95,000/$100,000) - 1 = -.05 subject to the minimum of 0%.

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.75% of the Payment Base after the automatic increase calculation.

         - $99,000 x 0.75% = $742.50, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

APP I-16

-------------------------------------------------------------------------------

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($95,000/$100,000) - 1 = -.05 subject to the minimum of 0%.

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.75% of the Payment Base after the automatic increase calculation.

         - $99,000 x 0.75% = $742.50, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

                                                                    APP I-17

-------------------------------------------------------------------------------

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

APP I-18

-------------------------------------------------------------------------------

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/ Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $110,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $5,000, which is 5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($110,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($110,000/$100,000) - 1 = .10 subject to the maximum of 10%.

       - Your Payment Base is $110,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $5,500, which is your new Payment Base multiplied by 5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

                                                                    APP I-19

-------------------------------------------------------------------------------

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $105,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $4,500, which is 4.5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($105,000/$100,000) - 1 = .05 subject to the maximum of 10%.

       - Your Payment Base is $105,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $4,725, which is your new Payment Base multiplied by 4.5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

EXAMPLE 17: SPOUSAL CONTRACT CONTINUATION

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000. The values for the rider are impacted as follows:

  Payment Base = $150,000 (greater of Contract Value or Payment Base on date of continuation)

  WP = existing Withdrawal Percent if partial Surrender have been taken, or else it is set using the remaining Spouse's attained age on the Contract Anniversary prior to the first partial Surrender (for this example we will say it is 6%).

  Lifetime Benefit Payment = $9,000 (WP x greater of Payment Base or Contract Value on date of continuation)

  Death Benefit = $150,000 (Contract Value on date of continuation)

  Maximum Contract Value (LIB II Only) = $150,000 (greater of Contract Value or Payment Base on date of continuation)

APP I-20

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                            5%                                         5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3 (SINGLE LIFE), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $105,500.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
LIFETIME BENEFIT PAYMENT                                    $6,330                                     $6,300
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

                                                                    APP I-21

-------------------------------------------------------------------------------

YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                           6%(1)                                      6%(1)
LIFETIME BENEFIT PAYMENT                                     $330                                       $300
                                           - Remaining for Contract Year              - Remaining for Contract Year
CONTRACT VALUE AFTER THE WITHDRAWAL                         $99,000                                    $99,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                           4.5%                                       4.5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

(1) The Withdrawal Percentage will remain for the duration of your Contract unless an automatic Payment Base increase occurs on a future anniversary and a new Withdrawal Percent age band is applicable; if no automatic Payment Base increase occurs on a future anniversary where a new Withdrawal Percent age band is applicable, your Withdrawal Percent will remain as is.

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5 (JOINT/SPOUSAL), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE CONTRACT YEAR IS $110,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $111,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
LIFETIME BENEFIT PAYMENT                                    $6,105                                     $6,050
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
WITHDRAWAL PERCENT                                          5.5%(1)                                    5.5%(1)
LIFETIME BENEFIT PAYMENT                                     $105                                        $50
                                           - Remaining for Contract Year              - REMAINING FOR CONTRACT YEAR
CONTRACT VALUE AFTER THE WITHDRAWAL                        $105,000                                   $105,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

APP I-22

-------------------------------------------------------------------------------

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                           5%(1)                                      5%(1)
THRESHOLD                                                   $4,000                                     $4,000
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($95,000) divided by your current Payment  the rider charge being taken, or
                                           Base ($99,000), less 1                     - Your current Payment Base
                                           - Resulting in -0.04%, subject to minimum
                                           of 0%, No change to the Payment Base
THRESHOLD                                                   $4,950                                     $4,950
                                           - 5% of your Payment Base                  - 5% of your Payment Base
RIDER CHARGE                                                $841.50                                   $1,138.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $105,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

                                                                    APP I-23

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                           5%(1)                                      5%(1)
THRESHOLD                                                   $4,000                                     $4,000
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($105,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($99,000), less 1             - Your current Payment Base
                                           - Resulting in 0.06%, subject to minimum
                                           of 0% and maximum of 10%
THRESHOLD                                                   $5,250                                     $5,250
                                           - 5% of your Payment Base                  - 5% of your Payment Base
RIDER CHARGE                                                $892.50                                   $1,207.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $4,500                                     $4,500
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                          4.5%(1)                                    4.5%(1)
THRESHOLD                                                   $3,500                                     $3,500
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

APP I-24

-------------------------------------------------------------------------------

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($95,000) divided by your current Payment  the rider charge being taken, or
                                           Base ($99,000), less 1                     - Your current Payment Base
                                           - Resulting in -0.04%, subject to minimum
                                           of 0%, No change to the Payment Base
THRESHOLD                                                   $4,455                                     $4,455
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
RIDER CHARGE                                                $841.50                                   $1,138.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $121,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
THRESHOLD                                                   $4,950                                     $4,950
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000

VALUES AFTER THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $119,000                                   $119,000
                                           - Prior Payment Base increased by the      - Prior Payment Base increased by the
                                           Premium Payment                            Premium Payment
THRESHOLD                                                   $6,050                                     $5,950
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your current Payment Base or    current Payment Base
                                           Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                           $119,000                                   $119,000
                                           - Prior Death Benefit increased by the     - Prior Death Benefit increased by the
                                           Premium Payment                            Premium Payment

                                                                    APP I-25

-------------------------------------------------------------------------------

EXAMPLE 11: ASSUME THE SAME FACTS AS EXAMPLE 9 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $125,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
THRESHOLD                                                   $4,455                                     $4,455
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000

VALUES AFTER THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $119,000                                   $119,000
                                           - Prior Payment Base increased by the      - Prior Payment Base increased by the
                                           Premium Payment                            Premium Payment
THRESHOLD                                                   $5,625                                     $5,355
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your current Payment Base or    current Payment Base
                                           Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                           $119,000                                   $119,000
                                           - Prior Death Benefit increased by the     - Prior Death Benefit increased by the
                                           Premium Payment                            Premium Payment

EXAMPLE 12: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                           6%(1)                                      6%(1)
LIFETIME BENEFIT PAYMENT                                     $300                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           6% multiplied by the greater of the        6% multiplied by the Payment Base on the
                                           Payment Base or Contract Value on the      Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $3,000
                                           $3,300
GUARANTEED MINIMUM DEATH BENEFIT                            $47,000                                    $47,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

APP I-26

-------------------------------------------------------------------------------

EXAMPLE 13: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $2,750 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                          5.5%(1)                                    5.5%(1)
LIFETIME BENEFIT PAYMENT                                     $275                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           5.5% multiplied by the greater of the      5.5% multiplied by the Payment Base on
                                           Payment Base or Contract Value on the      the Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $2,750
                                           $3,025
GUARANTEED MINIMUM DEATH BENEFIT                            $47,250                                    $47,250
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                     $300                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           6% multiplied by the greater of the        6% multiplied by the Payment Base on the
                                           Payment Base or Contract Value on the      Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $3,000
                                           $3,300
GUARANTEED MINIMUM DEATH BENEFIT                            $47,000                                    $47,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

                                                                    APP I-27

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $49,323                                    $49,038
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($700/($52,000-$300)                     1-($1000/$52,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $46,068                                    $46,096
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above                                      above

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 13 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
WITHDRAWAL PERCENT                                           5.5%                                       5.5%
LIFETIME BENEFIT PAYMENT                                     $275                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           5.5% multiplied by the greater of the      5.5% multiplied by the Payment Base on
                                           Payment Base or Contract Value on the      the Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $2,750
                                           $3,025
GUARANTEED MINIMUM DEATH BENEFIT                            $47,250                                    $47,250

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $48,230                                    $47,959
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($1,725/($49,000-$275)                   1-($2,000/$49,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $45,312                                    $45,321
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above                                      above

APP I-28

-------------------------------------------------------------------------------

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $115,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($115,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($100,000), less 1            - Your current Payment Base
                                           - Resulting in 0.15%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
THRESHOLD                                                   $5,500                                     $5,750
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 17: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

VALUES AFTER THE CONTRACT ANNIVERSARY:

PAYMENT BASE                                               $110,000                                   $115,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($115,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($100,000), less 1            - Your current Payment Base
                                           - Resulting in 0.15%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
THRESHOLD                                                   $4,950                                     $5,175
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

                                                                    APP I-29

-------------------------------------------------------------------------------

EXAMPLE 18: SPOUSAL CONTRACT CONTINUATION (SINGLE LIFE)

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Equal to the Contract Value on date of   - Equal to Contract Value on date of
                                           continuation                               continuation
WITHDRAWAL PERCENTAGE                                         6%                                         6%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $9,000                                     $9,000
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by the
                                           Payment Base on date of continuation       Payment Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

EXAMPLE 19: SPOUSAL CONTRACT CONTINUATION (JOINT/SPOUSAL)

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTRACT CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Greater of Contract Value or Payment     - Greater of Contract Value or Payment
                                           Base on date of continuation               Base on date of continuation
WITHDRAWAL PERCENTAGE                                        5.5%                                       5.5%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $8,250                                     $8,250
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by
                                           greater of the Contract Value or Payment   Payment Base on date of continuation
                                           Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

APP I-30

-------------------------------------------------------------------------------

EXAMPLE 20: WITHDRAWAL PERCENT INCREASE; ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 4 (SINGLE LIFE). YOUR WITHDRAWAL PERCENT IS 6%, WHICH WAS BASED ON YOUR AGE (70) AT THE TIME OF FIRST WITHDRAWAL. YOUR LIFETIME BENEFIT PAYMENT PRIOR TO THE CONTRACT ANNIVERSARY IS $6,300. YOU ARE NOW AGE 75 AND YOUR ANNIVERSARY IS BEING PROCESSED. YOUR CONTRACT VALUE ON ANNIVERSARY IS $117,000.

VALUES PRIOR TO THE ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                    $6,300                                     $6,300
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $115,500                                   $117,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($117,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($105,000), less 1            - Your current Payment Base
                                           - Resulting in 0.11%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
WITHDRAWAL PERCENT                                           6.5%                                       6.5%
                                           - Due to the automatic increase and        - Due to the automatic increase and
                                           client reaching a new age band, the        client reaching a new age band, the
                                           Withdrawal Percent has increased           Withdrawal Percent has increased
LIFETIME BENEFIT PAYMENT                                   $7,507.50                                   $7,605
RIDER CHARGE                                                $977.50                                   $1,345.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 21

Assume the following Contract values:

Contract Value = $3,000

Lifetime Benefit Payment = $2,000

Client takes a partial Surrender of $2,000 (within rider limit)

New Contract Value = $2,000

- Minimum Amount Rule is reached as remaining Contract Value is reduced below one Lifetime Benefit Payment and the Partial Surrender was within the rider limit

       -   Contract Value is transferred to approved investment program

       -   We will no longer accept subsequent Premium Payments

       - We will begin to automatically pay the annual Lifetime Benefit Payment via the Automatic Income Program. The Lifetime Benefit Payment will be paid out of our General Account

       - The payout of the Lifetime Benefit Payment will no longer reduce the Contract Value, however, the Death Benefit will continue to be reduced

       -   We will waive the Annual Maintenance Fee and rider fee

       -   Benefit Increases will no longer be applied

NOTE: If the Contract Value is reduced below one Lifetime Benefit Payment on any Contract Anniversary due to performance the above scenario would occur.

                                                                    APP I-31

-------------------------------------------------------------------------------

EXAMPLE 22

Assume the following Contract values:

Contract Value = $3,000

Lifetime Benefit Payment = $2,000

Client takes a partial Surrender of $2,800 (exceeds rider limit)

New Contract Value = $2,000

- Minimum Account Rule is reached as remaining Contract Value is reduced below the Minimum Account Rule under the contract, $500 (varies by state) and the Partial Surrender exceeded the rider limit

       -   Contract is fully liquidated

EXAMPLE 23: AUTOMATIC PAYMENT BASE INCREASE TO RELEVANT COVERED LIFE ATTAINED AGE 90. ASSUME THAT YOU SELECT A SINGLE LIFE OPTION. YOUR WITHDRAWAL PERCENTAGE IS 7.5%, WHICH IS BASED ON YOUR AGE (85) AT THE TIME OF YOUR FIRST WITHDRAWAL. YOUR LIFETIME BENEFIT PAYMENT PRIOR TO CONTRACT ANNIVERSARY IS $7,500. YOU ARE NOW AGE 90 AND YOUR ANNIVERSARY IS BEING PROCESSED. YOUR CONTRACT VALUE ON YOUR ANNIVERSARY IS $120,000.

VALUES PRIOR TO ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
WITHDRAWAL PERCENTAGE                                        7.5%                                       7.5%
LIFETIME BENEFIT PAYMENT                                    $7,500                                     $7,500
GUARANTEED MINIMUM DEATH BENEFIT                            $92,500                                    $92,500

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $120,000
                                           The ratio is the Contract Value            Greater of the Contract Value prior to
                                           ($120,000) divided by current Payment      the rider charge being taken, or Your
                                           Base ($100,00), less 1 results in .20%,    Payment Base
                                           capped at 10%
WITHDRAWAL PERCENTAGE                                         8%                                         8%
                                           Due to the automatic increase and client   Due to the automatic increase and client
                                           reaching a new age band, the Withdrawal    reaching a new age band, the Withdrawal
                                           Percentage has increased                   Percentage has increased
LIFETIME BENEFIT PAYMENT                                    $8,800                                     $9,600
RIDER CHARGE                                                 $935                                     $1,380.50
                                           Rider charge of 0.85% multiplied by your   Rider charge of 1.15% multiplied by your
                                           current Payment Base                       current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $92,500                                    $92,500
                                           No change due to anniversary processing    No change due to anniversary processing

APP I-32

-------------------------------------------------------------------------------

EXAMPLE 24: DEFERRAL ILLUSTRATION. ASSUME THAT ON YOUR BIRTHDAY IN SEPTEMBER 2008 YOU ARE 60. YOU PURCHASE THE CONTRACT IN NOVEMBER 2008 AND SELECT THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS WITH THE SINGLE LIFE OPTION. ASSUME NO GROWTH IN CONTRACT VALUE.

                                                   NO PARTIAL SURRENDERS IN                     PARTIAL SURRENDER IN
                 FEATURE                          FIRST 5 YEARS OF THE RIDER                  SECOND YEAR OF THE RIDER
-------------------------------------------------------------------------------------------------------------------------------
WITHDRAWAL PERCENTAGE AT ISSUE                                5%                                         5%
PAYMENT BASE AT ISSUE                                      $100,000                                   $100,000
LIFETIME BENEFIT PAYMENT AT ISSUE                           $5,000                                     $5,000
WITHDRAWAL PERCENTAGE ON BIRTHDAY IN                   Increased to 5.5%                            Remains at 5%
SEPTEMBER 2013 WHEN RELEVANT COVERED LIFE
IS AGE 65
PAYMENT BASE ON BIRTHDAY                                   $100,000                                   $100,000
                                           No change due to birthday                  No change due to birthday
LIFETIME BENEFIT PAYMENT ON BIRTHDAY                  Increased to $5,500                         Remains at $5,000
ANNIVERSARY IN NOVEMBER 2013 - CONTRACT                    $100,000                                   $100,000
VALUE IS LESS THAN CURRENT PAYMENT BASE,
SO THERE IS NO CHANGE TO THE PAYMENT BASE
WITHDRAWAL PERCENTAGE                                        5.5%                                        5%
LIFETIME BENEFIT PAYMENT                                    $5,500                                     $5,000

MAV PLUS

EXAMPLE 1

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Premium Security Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$109,273 - $100,000 - $0 + $0 = $9,273].

Since the Contract gain at the time of partial Surrender [$9,273] exceeds the partial Surrender [$8,000], there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$117,403],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$0],

So the Contract gain equals $17,403.

                                                                    APP I-33

-------------------------------------------------------------------------------

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

MAV PLUS DEATH BENEFIT AMOUNT IS $106,000. (See Example 1 under Premium Security Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under MAV PLUS/EPB Death Benefit for details of calculation.)

MAV PLUS DEATH BENEFIT

In this situation the cap does not apply, so we take the Contract Value on the date we receive proof of death and adds 40% of gain [$117,403 + 40% (17,403)] which totals $124,364. This is the greatest of the four values compared, and so is the Death Benefit.

EXAMPLE 2

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)),

-   On the day we receive proof of Death, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$150,000 - $100,000 - $0 + $0 = $50,000].

Since the partial Surrender [$60,000] exceeds the Contract gain at the time of partial Surrender [$50,000], the adjustment for the partial Surrender is the difference, or $10,000.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$120,000],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$10,000],

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

APP I-34

-------------------------------------------------------------------------------

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $140,000 - $10,000 = $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so we take 40% of Contract gain on the day we receive proof of death $30,000 or $12,000 and add that to the Contract Value on the date we receive proof of death. Therefore, the Earnings Protection Benefit is [40% ($30,000) + $120,000], which equals $132,000.

                                                                    APP II-1

-------------------------------------------------------------------------------

APPENDIX II - ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. Tables showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits appear in the Statement of Additional Information, which you may obtain free of charge by contacting us.


HARTFORD LIFE INSURANCE COMPANY



                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.379           $8.474          $12.337
  Accumulation Unit Value at end
   of period                         $11.266          $10.379           $8.474
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        467              533              544
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.728          $10.502                -
  Accumulation Unit Value at end
   of period                         $13.671          $12.728                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.238           $5.282          $10.517
  Accumulation Unit Value at end
   of period                          $8.021           $7.238           $5.282
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        107              104               62
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.546          $10.728                -
  Accumulation Unit Value at end
   of period                         $15.952          $14.546                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.272           $7.012          $15.252
  Accumulation Unit Value at end
   of period                          $9.517           $9.272           $7.012
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,365            1,436            1,638
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.878          $10.606                -
  Accumulation Unit Value at end
   of period                         $14.096          $13.878                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                -                -
ALLIANCEBERNSTEIN VPS SMALL/MID
 CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.514           $7.488          $11.843
  Accumulation Unit Value at end
   of period                         $13.098          $10.514           $7.488
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        164              173              191
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.165          $10.916                -
  Accumulation Unit Value at end
   of period                         $18.696          $15.165                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.995           $6.712          $11.562
  Accumulation Unit Value at end
   of period                          $8.767           $7.995           $6.712
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        806              882              935
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.276          $10.415                -
  Accumulation Unit Value at end
   of period                         $13.320          $12.276                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.910          $10.638           $9.737
  Accumulation Unit Value at end
   of period                         $12.337          $11.910          $10.638
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        384               99               32
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.365                -                -
  Accumulation Unit Value at end
   of period                         $10.517                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.678          $11.038           $9.315
  Accumulation Unit Value at end
   of period                         $15.252          $14.678          $11.038
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,202              751              142
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
ALLIANCEBERNSTEIN VPS SMALL/MID
 CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.853          $10.546           $9.413
  Accumulation Unit Value at end
   of period                         $11.843          $11.853          $10.546
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        198               91               16
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.259          $10.293           $9.626
  Accumulation Unit Value at end
   of period                         $11.562          $12.259          $10.293
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        686              386               97
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

APP II-2

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.775           $8.082          $14.331
  Accumulation Unit Value at end
   of period                         $12.399          $10.775           $8.082
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,905            3,153            3,408
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.472          $10.212                -
  Accumulation Unit Value at end
   of period                         $15.341          $13.472                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY(R) VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.365           $5.511           $9.548
  Accumulation Unit Value at end
   of period                          $8.552           $7.365           $5.511
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         10                8                3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.951          $10.550                -
  Accumulation Unit Value at end
   of period                         $16.030          $13.951                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY(R) VIP EQUITY-INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.782           $6.870          $12.208
  Accumulation Unit Value at end
   of period                          $9.932           $8.782           $6.870
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        819              909              991
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.960          $10.246                -
  Accumulation Unit Value at end
   of period                         $14.504          $12.960                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
FIDELITY(R) VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.072           $7.204          $13.892
  Accumulation Unit Value at end
   of period                         $11.058           $9.072           $7.204
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        261              306              307
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.551          $10.072                -
  Accumulation Unit Value at end
   of period                         $15.140          $12.551                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY(R) VIP MID CAP
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.470           $8.340          $14.032
  Accumulation Unit Value at end
   of period                         $14.513          $11.470           $8.340
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        548              614              628
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.282          $10.494                -
  Accumulation Unit Value at end
   of period                         $17.883          $14.282                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY(R) VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.136           $5.907          $12.322
  Accumulation Unit Value at end
   of period                         $11.359           $9.136           $5.907
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        142              139              138
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.435          $10.739                -
  Accumulation Unit Value at end
   of period                         $20.221          $16.435                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.414          $11.320           $9.562
  Accumulation Unit Value at end
   of period                         $14.331          $12.414          $11.320
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,886            1,381              190
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY(R) VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.642                -                -
  Accumulation Unit Value at end
   of period                          $9.548                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY(R) VIP EQUITY-INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.249          $10.378           $9.543
  Accumulation Unit Value at end
   of period                         $12.208          $12.249          $10.378
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        803              422               91
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY(R) VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.145          $10.627           $9.553
  Accumulation Unit Value at end
   of period                         $13.892          $11.145          $10.627
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        176              109               15
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY(R) VIP MID CAP
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.362          $11.176           $9.318
  Accumulation Unit Value at end
   of period                         $14.032          $12.362          $11.176
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        643              399               54
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY(R) VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.874          $10.401           $8.953
  Accumulation Unit Value at end
   of period                         $12.322          $11.874          $10.401
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         40               11                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                                                    APP II-3

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $4.634           $3.614           $5.372
  Accumulation Unit Value at end
   of period                          $5.114           $4.634           $3.614
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        797              721              708
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.139          $10.356                -
  Accumulation Unit Value at end
   of period                         $14.349          $13.139                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.588           $7.386           $7.517
  Accumulation Unit Value at end
   of period                         $12.140          $10.588           $7.386
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        334              291               56
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.808          $10.439                -
  Accumulation Unit Value at end
   of period                         $16.801          $14.808                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                -
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.134           $0.917           $1.485
  Accumulation Unit Value at end
   of period                          $1.272           $1.134           $0.917
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     16,390           18,477           20,405
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.753          $10.422                -
  Accumulation Unit Value at end
   of period                         $14.164          $12.753                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5                -                -
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $3.320           $2.706           $4.069
  Accumulation Unit Value at end
   of period                          $3.698           $3.320           $2.706
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      7,864            8,354            8,912
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.552          $10.338                -
  Accumulation Unit Value at end
   of period                         $13.839          $12.552                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.586           $1.188           $2.539
  Accumulation Unit Value at end
   of period                          $1.783           $1.586           $1.188
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        371              364              224
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.915          $10.534                -
  Accumulation Unit Value at end
   of period                         $15.482          $13.915                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD GLOBAL RESEARCH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.602           $6.150          $10.478
  Accumulation Unit Value at end
   of period                          $9.821           $8.602           $6.150
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8                7                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.499          $10.476                -
  Accumulation Unit Value at end
   of period                         $16.381          $14.499                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $5.119           $4.699           $4.355
  Accumulation Unit Value at end
   of period                          $5.372           $5.119           $4.699
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        682              468              254
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.393           $1.259           $1.157
  Accumulation Unit Value at end
   of period                          $1.485           $1.393           $1.259
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     22,274           14,696            2,914
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $3.819           $3.224           $3.001
  Accumulation Unit Value at end
   of period                          $4.069           $3.819           $3.224
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      7,933            3,708              745
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $2.064           $1.837           $1.628
  Accumulation Unit Value at end
   of period                          $2.539           $2.064           $1.837
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        183               71               27
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD GLOBAL RESEARCH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

APP II-4

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                           2010            2009            2008
---------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.143          $0.865          $1.510
  Accumulation Unit Value at end
   of period                           $1.343          $1.143          $0.865
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         764             549             653
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $13.596         $10.400               -
  Accumulation Unit Value at end
   of period                          $15.805         $13.596               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD GROWTH OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.374          $1.077          $2.014
  Accumulation Unit Value at end
   of period                           $1.590          $1.374          $1.077
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2,624           2,945           2,987
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $13.304         $10.541               -
  Accumulation Unit Value at end
   of period                          $15.232         $13.304               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.532          $1.035          $1.406
  Accumulation Unit Value at end
   of period                           $1.751          $1.532          $1.035
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3,077           2,776           2,303
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $15.214         $10.383               -
  Accumulation Unit Value at end
   of period                          $17.209         $15.214               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $4.193          $3.378          $5.458
  Accumulation Unit Value at end
   of period                           $4.735          $4.193          $3.378
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         118             122             116
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $12.497         $10.173               -
  Accumulation Unit Value at end
   of period                          $13.964         $12.497               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $2.354          $1.793          $3.154
  Accumulation Unit Value at end
   of period                           $2.653          $2.354          $1.793
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3,929           2,728           3,047
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $13.899         $10.694               -
  Accumulation Unit Value at end
   of period                          $15.496         $13.899               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           1               -               -
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $10.268               -               -
  Accumulation Unit Value at end
   of period                          $12.281               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          18               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $10.258               -               -
  Accumulation Unit Value at end
   of period                          $12.214               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                           2007            2006            2005
---------------------------------  ----------------------------------------------
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.314          $1.277          $1.135
  Accumulation Unit Value at end
   of period                           $1.510          $1.314          $1.277
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         677             394              86
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD GROWTH OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.579          $1.432          $1.148
  Accumulation Unit Value at end
   of period                           $2.014          $1.579          $1.432
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2,148           1,296             136
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.390          $1.270          $1.220
  Accumulation Unit Value at end
   of period                           $1.406          $1.390          $1.270
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1,866             832             222
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $5.272          $4.640          $4.321
  Accumulation Unit Value at end
   of period                           $5.458          $5.272          $4.640
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         134              65              20
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $2.515          $2.053          $1.761
  Accumulation Unit Value at end
   of period                           $3.154          $2.515          $2.053
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2,854           2,023             385
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                      -               -               -  (a)
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -  (a)
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -

                                                                    APP II-5

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                           2010            2009            2008
---------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.992          $2.023          $2.012
  Accumulation Unit Value at end
   of period                           $1.960          $1.992          $2.023
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6,042           8,858          12,392
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                 $9.725          $9.979               -
  Accumulation Unit Value at end
   of period                           $9.471          $9.725               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $2.103          $1.653          $2.828
  Accumulation Unit Value at end
   of period                           $2.569          $2.103          $1.653
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1,509           1,655           1,720
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $13.161         $10.453               -
  Accumulation Unit Value at end
   of period                          $15.910         $13.161               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD SMALL/MID CAP EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $7.448          $5.118          $9.785
  Accumulation Unit Value at end
   of period                           $9.223          $7.448          $5.118
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          33              32              18
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $14.843         $10.307               -
  Accumulation Unit Value at end
   of period                          $18.189         $14.843               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.112          $0.835          $1.356
  Accumulation Unit Value at end
   of period                           $1.495          $1.112          $0.835
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1,289           1,098           1,103
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $14.033         $10.643               -
  Accumulation Unit Value at end
   of period                          $18.662         $14.033               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $5.340          $3.834          $6.850
  Accumulation Unit Value at end
   of period                           $6.033          $5.340          $3.834
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         251             245             243
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $14.236         $10.329               -
  Accumulation Unit Value at end
   of period                          $15.916         $14.236               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $3.364          $2.972          $3.269
  Accumulation Unit Value at end
   of period                           $3.560          $3.364          $2.972
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11,937          12,889          13,359
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $11.485         $10.254               -
  Accumulation Unit Value at end
   of period                          $12.025         $11.485               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           2               -               -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                           2007            2006            2005
---------------------------------  ------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.948          $1.891          $1.871
  Accumulation Unit Value at end
   of period                           $2.012          $1.948          $1.891
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4,639           2,397             901
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $2.515          $2.463               -
  Accumulation Unit Value at end
   of period                           $2.828          $2.515               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         891              44               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD SMALL/MID CAP EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $9.510               -               -
  Accumulation Unit Value at end
   of period                           $9.785               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           3               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.403          $1.334          $1.140
  Accumulation Unit Value at end
   of period                           $1.356          $1.403          $1.334
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1,345             833             300
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $6.573          $5.825          $5.211
  Accumulation Unit Value at end
   of period                           $6.850          $6.573          $5.825
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         286             169              51
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $3.174          $3.077          $3.066
  Accumulation Unit Value at end
   of period                           $3.269          $3.174          $3.077
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      12,395           6,762           1,443
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -

APP II-6

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.129           $1.110           $1.135
  Accumulation Unit Value at end
   of period                          $1.153           $1.129           $1.110
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     17,369           19,422           20,225
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.092          $10.024                -
  Accumulation Unit Value at end
   of period                         $10.201          $10.092                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.139           $0.931           $1.433
  Accumulation Unit Value at end
   of period                          $1.285           $1.139           $0.931
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      5,730            4,321            4,669
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.482          $10.305                -
  Accumulation Unit Value at end
   of period                         $13.939          $12.482                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                -                -
INVESCO VAN KAMPEN V.I. COMSTOCK
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.985          $10.276          $16.264
  Accumulation Unit Value at end
   of period                         $14.785          $12.985          $10.276
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        359              403              435
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.129          $10.499                -
  Accumulation Unit Value at end
   of period                         $14.793          $13.129                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
INVESCO VAN KAMPEN V.I. GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.953          $11.424          $17.123
  Accumulation Unit Value at end
   of period                         $15.405          $13.953          $11.424
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        256              276              295
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.513          $10.353                -
  Accumulation Unit Value at end
   of period                         $13.672          $12.513                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
INVESCO VAN KAMPEN V.I. U.S. MID
 CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.843           $7.917          $13.734
  Accumulation Unit Value at end
   of period                         $13.038          $10.843           $7.917
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         81               78               84
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.306          $10.556                -
  Accumulation Unit Value at end
   of period                         $17.022          $14.306                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.996           $9.076          $11.183
  Accumulation Unit Value at end
   of period                         $13.260          $11.996           $9.076
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        435              451              396
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.736          $10.502                -
  Accumulation Unit Value at end
   of period                         $15.024          $13.736                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.105           $1.080           $1.081
  Accumulation Unit Value at end
   of period                          $1.135           $1.105           $1.080
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     18,579            9,068            1,727
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.337           $1.115           $1.037
  Accumulation Unit Value at end
   of period                          $1.433           $1.337           $1.115
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,425              167               81
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
INVESCO VAN KAMPEN V.I. COMSTOCK
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $16.920          $14.816          $14.064
  Accumulation Unit Value at end
   of period                         $16.264          $16.920          $14.816
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        466              298               65
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
INVESCO VAN KAMPEN V.I. GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $16.971          $14.870          $13.596
  Accumulation Unit Value at end
   of period                         $17.123          $16.971          $14.870
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        270               67               13
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
INVESCO VAN KAMPEN V.I. U.S. MID
 CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.952          $10.911           $9.630
  Accumulation Unit Value at end
   of period                         $13.734          $12.952          $10.911
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         69               31                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.702           $9.946           $9.561
  Accumulation Unit Value at end
   of period                         $11.183          $10.702           $9.946
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        283              114               10
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                                                    APP II-7

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
LORD ABBETT CAPITAL STRUCTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.310           $8.489          $11.687
  Accumulation Unit Value at end
   of period                         $11.644          $10.310           $8.489
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         50               61               59
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.512          $10.411                -
  Accumulation Unit Value at end
   of period                         $13.984          $12.512                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
LORD ABBETT CLASSIC STOCK
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.697           $8.661          $12.807
  Accumulation Unit Value at end
   of period                         $12.014          $10.697           $8.661
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         86               86               66
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.371          $10.122                -
  Accumulation Unit Value at end
   of period                         $13.748          $12.371                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.867           $8.765          $12.486
  Accumulation Unit Value at end
   of period                         $12.729          $10.867           $8.765
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         86              103              111
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.750          $10.393                -
  Accumulation Unit Value at end
   of period                         $14.779          $12.750                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.772           $7.497          $11.982
  Accumulation Unit Value at end
   of period                         $10.136           $8.772           $7.497
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,394            1,500            1,672
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.972          $10.340                -
  Accumulation Unit Value at end
   of period                         $13.689          $11.972                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.486           $6.686          $12.504
  Accumulation Unit Value at end
   of period                         $10.189           $9.486           $6.686
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        653              716              781
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.407          $10.262                -
  Accumulation Unit Value at end
   of period                         $15.313          $14.407                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.114           $8.104          $13.801
  Accumulation Unit Value at end
   of period                         $12.655          $11.114           $8.104
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,740            1,882            2,069
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.447          $10.646                -
  Accumulation Unit Value at end
   of period                         $16.279          $14.447                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
LORD ABBETT CAPITAL STRUCTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.511          $10.211           $9.642
  Accumulation Unit Value at end
   of period                         $11.687          $11.511          $10.211
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         47               34                9
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
LORD ABBETT CLASSIC STOCK
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.758          $10.581          $10.000
  Accumulation Unit Value at end
   of period                         $12.807          $11.758          $10.581
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         43               28                9
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.889          $10.538           $9.508
  Accumulation Unit Value at end
   of period                         $12.486          $11.889          $10.538
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         91               51               10
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.770          $10.198           $9.583
  Accumulation Unit Value at end
   of period                         $11.982          $11.770          $10.198
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,421              600               30
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.159          $10.530           $9.696
  Accumulation Unit Value at end
   of period                         $12.504          $11.159          $10.530
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        539              254               44
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.219          $11.445           $9.607
  Accumulation Unit Value at end
   of period                         $13.801          $13.219          $11.445
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,829              771               42
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

APP II-8

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND(R)
 /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.168           $7.278          $12.051
  Accumulation Unit Value at end
   of period                         $10.451           $9.168           $7.278
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         82               89               82
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.965          $10.401                -
  Accumulation Unit Value at end
   of period                         $14.624          $12.965                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER MAIN STREET SMALL
 CAP FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.804           $7.278          $11.929
  Accumulation Unit Value at end
   of period                         $11.873           $9.804           $7.278
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        655              729              818
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.391          $10.795                -
  Accumulation Unit Value at end
   of period                         $17.245          $14.391                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
OPPENHEIMER SMALL- & MID-CAP
 GROWTH FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.582           $5.825          $11.654
  Accumulation Unit Value at end
   of period                          $9.488           $7.582           $5.825
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         41               37               43
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.332          $10.351                -
  Accumulation Unit Value at end
   of period                         $16.510          $13.332                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT DIVERSIFIED INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $18.852          $12.330          $18.109
  Accumulation Unit Value at end
   of period                         $20.903          $18.852          $12.330
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        296              290              210
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.786          $10.434                -
  Accumulation Unit Value at end
   of period                         $17.322          $15.786                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.092          $10.438                -
  Accumulation Unit Value at end
   of period                         $14.509          $13.092                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         42               48                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.942          $10.427                -
  Accumulation Unit Value at end
   of period                         $14.193          $12.942                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT GEORGE PUTNAM BALANCED
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.577           $7.746          $13.278
  Accumulation Unit Value at end
   of period                         $10.445           $9.577           $7.746
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         39               40               41
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.646          $10.337                -
  Accumulation Unit Value at end
   of period                         $13.649          $12.646                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
OPPENHEIMER MAIN STREET FUND(R)
 /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.757          $10.410           $9.592
  Accumulation Unit Value at end
   of period                         $12.051          $11.757          $10.410
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         79               56                9
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER MAIN STREET SMALL
 CAP FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.292          $10.893           $9.300
  Accumulation Unit Value at end
   of period                         $11.929          $12.292          $10.893
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        767              425               69
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER SMALL- & MID-CAP
 GROWTH FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.168          $11.049           $9.483
  Accumulation Unit Value at end
   of period                         $11.654          $11.168          $11.049
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         29               15                4
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT DIVERSIFIED INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $17.671          $16.893          $16.626
  Accumulation Unit Value at end
   of period                         $18.109          $17.671          $16.893
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        228              114               15
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT GEORGE PUTNAM BALANCED
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.365          $12.134          $11.639
  Accumulation Unit Value at end
   of period                         $13.278          $13.365          $12.134
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         27                8                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                                                    APP II-9

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                           2010            2009            2008
---------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $32.243         $24.232         $36.928
  Accumulation Unit Value at end
   of period                          $36.392         $32.243         $24.232
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          16              11              12
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $13.752         $10.444               -
  Accumulation Unit Value at end
   of period                          $15.360         $13.752               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $41.203         $32.252         $53.461
  Accumulation Unit Value at end
   of period                          $46.379         $41.203         $32.252
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           8               8               9
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $12.960         $10.252               -
  Accumulation Unit Value at end
   of period                          $14.436         $12.960               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $17.318         $14.119         $25.598
  Accumulation Unit Value at end
   of period                          $18.752         $17.318         $14.119
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         322             350             410
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $12.967         $10.684               -
  Accumulation Unit Value at end
   of period                          $13.894         $12.967               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           1               -               -
PUTNAM VT INTERNATIONAL VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $6.431          $5.178          $9.748
  Accumulation Unit Value at end
   of period                           $6.780          $6.431          $5.178
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          12               6               4
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $13.201         $10.742               -
  Accumulation Unit Value at end
   of period                          $13.772         $13.201               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $7.774          $6.038         $10.150
  Accumulation Unit Value at end
   of period                           $8.716          $7.774          $6.038
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         592             651             759
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $12.969         $10.179               -
  Accumulation Unit Value at end
   of period                          $14.388         $12.969               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $10.727               -               -
  Accumulation Unit Value at end
   of period                          $12.378               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           2               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $10.719               -               -
  Accumulation Unit Value at end
   of period                          $12.333               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                           2007            2006            2005
---------------------------------  ----------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $36.452         $32.820         $30.837
  Accumulation Unit Value at end
   of period                          $36.928         $36.452         $32.820
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           7               4               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $57.815         $50.684         $47.143
  Accumulation Unit Value at end
   of period                          $53.461         $57.815         $50.684
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           8               2               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $24.003         $19.096         $16.749
  Accumulation Unit Value at end
   of period                          $25.598         $24.003         $19.096
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         375             241              53
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT INTERNATIONAL VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $9.864               -               -
  Accumulation Unit Value at end
   of period                           $9.748               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $10.876          $9.700          $8.601
  Accumulation Unit Value at end
   of period                          $10.150         $10.876          $9.700
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         341              25               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                      -               -               -  (b)
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -  (b)
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -

APP II-10

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                           2010            2009            2008
---------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $17.383         $13.429         $22.504
  Accumulation Unit Value at end
   of period                          $21.552         $17.383         $13.429
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         182             205             234
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $13.709         $10.702               -
  Accumulation Unit Value at end
   of period                          $16.819         $13.709               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $55.951         $34.689         $55.979
  Accumulation Unit Value at end
   of period                          $66.516         $55.951         $34.689
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           7               7               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $16.760         $10.500               -
  Accumulation Unit Value at end
   of period                          $19.716         $16.760               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
UIF EMERGING MARKETS EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $16.029          $9.574         $22.490
  Accumulation Unit Value at end
   of period                          $18.763         $16.029          $9.574
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         183             177             159
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $17.686         $10.675               -
  Accumulation Unit Value at end
   of period                          $20.487         $17.686               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $12.325          $7.958         $15.205
  Accumulation Unit Value at end
   of period                          $16.044         $12.325          $7.958
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         139             139             130
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $15.752         $10.278               -
  Accumulation Unit Value at end
   of period                          $20.291         $15.752               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                           2007            2006            2005
---------------------------------  ------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $26.199         $22.697         $19.908
  Accumulation Unit Value at end
   of period                          $22.504         $26.199         $22.697
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         242             149              20
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $53.906         $51.952         $46.089
  Accumulation Unit Value at end
   of period                          $55.979         $53.906         $51.952
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           2               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
UIF EMERGING MARKETS EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $16.270         $12.052          $9.032
  Accumulation Unit Value at end
   of period                          $22.490         $16.270         $12.052
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         168              75              13
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $12.601         $11.732          $9.494
  Accumulation Unit Value at end
   of period                          $15.205         $12.601         $11.732
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          96              29               6
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -



(a)  Inception date July 30, 2010.



(b) Inception date September 23, 2010.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.379           $8.474          $12.337
  Accumulation Unit Value at end
   of period                         $11.266          $10.379           $8.474
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,815            2,221            2,561
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.728          $10.502                -
  Accumulation Unit Value at end
   of period                         $13.671          $12.728                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.910          $10.638           $9.737
  Accumulation Unit Value at end
   of period                         $12.337          $11.910          $10.638
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,977              838              136
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                                                   APP II-11

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.238           $5.282          $10.517
  Accumulation Unit Value at end
   of period                          $8.021           $7.238           $5.282
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        575              613              518
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.546          $10.728                -
  Accumulation Unit Value at end
   of period                         $15.952          $14.546                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.272           $7.012          $15.252
  Accumulation Unit Value at end
   of period                          $9.517           $9.272           $7.012
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      5,216            5,545            6,259
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.878          $10.606                -
  Accumulation Unit Value at end
   of period                         $14.096          $13.878                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                -                -
ALLIANCEBERNSTEIN VPS SMALL/MID
 CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.514           $7.488          $11.843
  Accumulation Unit Value at end
   of period                         $13.098          $10.514           $7.488
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        724              656              795
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.165          $10.916                -
  Accumulation Unit Value at end
   of period                         $18.696          $15.165                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.995           $6.712          $11.562
  Accumulation Unit Value at end
   of period                          $8.767           $7.995           $6.712
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,029            3,181            3,363
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.276          $10.415                -
  Accumulation Unit Value at end
   of period                         $13.320          $12.276                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                -                -
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.775           $8.082          $14.331
  Accumulation Unit Value at end
   of period                         $12.399          $10.775           $8.082
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      9,871           11,211           12,634
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.472          $10.212                -
  Accumulation Unit Value at end
   of period                         $15.341          $13.472                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                -                -
FIDELITY(R) VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.365           $5.511           $9.548
  Accumulation Unit Value at end
   of period                          $8.552           $7.365           $5.511
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         58               41               28
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.951          $10.550                -
  Accumulation Unit Value at end
   of period                         $16.030          $13.951                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.365                -                -
  Accumulation Unit Value at end
   of period                         $10.517                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         35                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.678          $11.038           $9.315
  Accumulation Unit Value at end
   of period                         $15.252          $14.678          $11.038
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      5,796            3,145              706
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
ALLIANCEBERNSTEIN VPS SMALL/MID
 CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.853          $10.546           $9.413
  Accumulation Unit Value at end
   of period                         $11.843          $11.853          $10.546
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        878              369               83
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.259          $10.293           $9.626
  Accumulation Unit Value at end
   of period                         $11.562          $12.259          $10.293
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,773            1,530              395
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.414          $11.320           $9.562
  Accumulation Unit Value at end
   of period                         $14.331          $12.414          $11.320
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     11,162            5,354              748
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY(R) VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.642                -                -
  Accumulation Unit Value at end
   of period                          $9.548                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

APP II-12

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
FIDELITY(R) VIP EQUITY-INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.782           $6.870          $12.208
  Accumulation Unit Value at end
   of period                          $9.932           $8.782           $6.870
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,482            2,721            2,956
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.960          $10.246                -
  Accumulation Unit Value at end
   of period                         $14.504          $12.960                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
FIDELITY(R) VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.072           $7.204          $13.892
  Accumulation Unit Value at end
   of period                         $11.058           $9.072           $7.204
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        891            1,007            1,136
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.551          $10.072                -
  Accumulation Unit Value at end
   of period                         $15.140          $12.551                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY(R) VIP MID CAP
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.470           $8.340          $14.032
  Accumulation Unit Value at end
   of period                         $14.513          $11.470           $8.340
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,421            2,613            2,667
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.282          $10.494                -
  Accumulation Unit Value at end
   of period                         $17.883          $14.282                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                -                -
FIDELITY(R) VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.136           $5.907          $12.322
  Accumulation Unit Value at end
   of period                         $11.359           $9.136           $5.907
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        272              296              291
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.435          $10.739                -
  Accumulation Unit Value at end
   of period                         $20.221          $16.435                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $4.634           $3.614           $5.372
  Accumulation Unit Value at end
   of period                          $5.114           $4.634           $3.614
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,892            1,799            1,813
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.139          $10.356                -
  Accumulation Unit Value at end
   of period                         $14.349          $13.139                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.588           $7.386           $7.517
  Accumulation Unit Value at end
   of period                         $12.140          $10.588           $7.386
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,743            1,492              199
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.808          $10.439                -
  Accumulation Unit Value at end
   of period                         $16.801          $14.808                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
FIDELITY(R) VIP EQUITY-INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.249          $10.378           $9.543
  Accumulation Unit Value at end
   of period                         $12.208          $12.249          $10.378
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,463            1,476              397
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY(R) VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.145          $10.627           $9.553
  Accumulation Unit Value at end
   of period                         $13.892          $11.145          $10.627
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,140              547               70
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY(R) VIP MID CAP
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.362          $11.176           $9.318
  Accumulation Unit Value at end
   of period                         $14.032          $12.362          $11.176
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,559            1,641              413
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY(R) VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.874          $10.401           $8.953
  Accumulation Unit Value at end
   of period                         $12.322          $11.874          $10.401
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        310               65               16
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $5.119           $4.699           $4.355
  Accumulation Unit Value at end
   of period                          $5.372           $5.119           $4.699
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,621            1,207              380
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                                                   APP II-13

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.134           $0.917           $1.485
  Accumulation Unit Value at end
   of period                          $1.272           $1.134           $0.917
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     54,187           63,590           69,767
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.753          $10.422                -
  Accumulation Unit Value at end
   of period                         $14.164          $12.753                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                -                -
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $3.320           $2.706           $4.069
  Accumulation Unit Value at end
   of period                          $3.698           $3.320           $2.706
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     28,731           31,727           34,462
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.552          $10.338                -
  Accumulation Unit Value at end
   of period                         $13.839          $12.552                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                -                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.586           $1.188           $2.539
  Accumulation Unit Value at end
   of period                          $1.783           $1.586           $1.188
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,522            1,875            2,030
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.915          $10.534                -
  Accumulation Unit Value at end
   of period                         $15.482          $13.915                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD GLOBAL RESEARCH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.602           $6.150          $10.478
  Accumulation Unit Value at end
   of period                          $9.821           $8.602           $6.150
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         28               64                9
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.499          $10.476                -
  Accumulation Unit Value at end
   of period                         $16.381          $14.499                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.143           $0.865           $1.510
  Accumulation Unit Value at end
   of period                          $1.343           $1.143           $0.865
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      7,846            5,030            5,664
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.596          $10.400                -
  Accumulation Unit Value at end
   of period                         $15.805          $13.596                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.374           $1.077           $2.014
  Accumulation Unit Value at end
   of period                          $1.590           $1.374           $1.077
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     15,691           19,293           21,437
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.304          $10.541                -
  Accumulation Unit Value at end
   of period                         $15.232          $13.304                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.393           $1.259           $1.157
  Accumulation Unit Value at end
   of period                          $1.485           $1.393           $1.259
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     81,084           55,296           12,076
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $3.819           $3.224           $3.001
  Accumulation Unit Value at end
   of period                          $4.069           $3.819           $3.224
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     30,091           13,978            2,160
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $2.064           $1.837           $1.628
  Accumulation Unit Value at end
   of period                          $2.539           $2.064           $1.837
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,183            1,154              292
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD GLOBAL RESEARCH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.314           $1.277           $1.135
  Accumulation Unit Value at end
   of period                          $1.510           $1.314           $1.277
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,802            2,764              992
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.579           $1.432           $1.148
  Accumulation Unit Value at end
   of period                          $2.014           $1.579           $1.432
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     16,275            6,715            1,702
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

APP II-14

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                           2010            2009            2008
---------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.532          $1.035          $1.406
  Accumulation Unit Value at end
   of period                           $1.751          $1.532          $1.035
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      13,633          11,023           7,480
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $15.214         $10.383               -
  Accumulation Unit Value at end
   of period                          $17.209         $15.214               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           4               -               -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $4.193          $3.378          $5.458
  Accumulation Unit Value at end
   of period                           $4.735          $4.193          $3.378
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1,235           1,096             814
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $12.497         $10.173               -
  Accumulation Unit Value at end
   of period                          $13.964         $12.497               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $2.354          $1.793          $3.154
  Accumulation Unit Value at end
   of period                           $2.653          $2.354          $1.793
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      17,621          12,744          13,685
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $13.899         $10.694               -
  Accumulation Unit Value at end
   of period                          $15.496         $13.899               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           1               -               -
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $10.268               -               -
  Accumulation Unit Value at end
   of period                          $12.281               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          94               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $10.258               -               -
  Accumulation Unit Value at end
   of period                          $12.214               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.992          $2.023          $2.012
  Accumulation Unit Value at end
   of period                           $1.960          $1.992          $2.023
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      23,576          33,252          53,528
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                 $9.725          $9.979               -
  Accumulation Unit Value at end
   of period                           $9.471          $9.725               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           1               -               -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $2.103          $1.653          $2.828
  Accumulation Unit Value at end
   of period                           $2.569          $2.103          $1.653
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6,964           6,535           6,696
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $13.161         $10.453               -
  Accumulation Unit Value at end
   of period                          $15.910         $13.161               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           1               -               -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                           2007            2006            2005
---------------------------------  ----------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.390          $1.270          $1.220
  Accumulation Unit Value at end
   of period                           $1.406          $1.390          $1.270
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7,498           3,969             846
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $5.272          $4.640          $4.321
  Accumulation Unit Value at end
   of period                           $5.458          $5.272          $4.640
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1,315             670              99
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $2.515          $2.053          $1.761
  Accumulation Unit Value at end
   of period                           $3.154          $2.515          $2.053
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      12,333           7,858           1,782
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                      -               -               -  (a)
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -  (a)
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.948          $1.891          $1.871
  Accumulation Unit Value at end
   of period                           $2.012          $1.948          $1.891
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      13,113           6,472           2,184
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $2.515          $2.463               -
  Accumulation Unit Value at end
   of period                           $2.828          $2.515               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3,981             401               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -

                                                                   APP II-15

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                           2010            2009            2008
---------------------------------------------------------------------------------
HARTFORD SMALL/MID CAP EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $7.448          $5.118          $9.785
  Accumulation Unit Value at end
   of period                           $9.223          $7.448          $5.118
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         286             297             111
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $14.843         $10.307               -
  Accumulation Unit Value at end
   of period                          $18.189         $14.843               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.112          $0.835          $1.356
  Accumulation Unit Value at end
   of period                           $1.495          $1.112          $0.835
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5,551           5,489           6,277
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $14.033         $10.643               -
  Accumulation Unit Value at end
   of period                          $18.662         $14.033               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $5.340          $3.834          $6.850
  Accumulation Unit Value at end
   of period                           $6.033          $5.340          $3.834
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1,029           1,180           1,391
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $14.236         $10.329               -
  Accumulation Unit Value at end
   of period                          $15.916         $14.236               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $3.364          $2.972          $3.269
  Accumulation Unit Value at end
   of period                           $3.560          $3.364          $2.972
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      42,157          45,854          43,861
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $11.485         $10.254               -
  Accumulation Unit Value at end
   of period                          $12.025         $11.485               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          11               1               -
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.129          $1.110          $1.135
  Accumulation Unit Value at end
   of period                           $1.153          $1.129          $1.110
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      56,375          62,485          68,363
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $10.092         $10.024               -
  Accumulation Unit Value at end
   of period                          $10.201         $10.092               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           6               -               -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.139          $0.931          $1.433
  Accumulation Unit Value at end
   of period                           $1.285          $1.139          $0.931
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      27,148          16,406          18,014
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $12.482         $10.305               -
  Accumulation Unit Value at end
   of period                          $13.939         $12.482               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           3               -               -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                           2007            2006            2005
---------------------------------  ------------------------------------------
HARTFORD SMALL/MID CAP EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $9.510               -               -
  Accumulation Unit Value at end
   of period                           $9.785               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           3               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.403          $1.334          $1.140
  Accumulation Unit Value at end
   of period                           $1.356          $1.403          $1.334
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5,427           4,123           1,786
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $6.573          $5.825          $5.211
  Accumulation Unit Value at end
   of period                           $6.850          $6.573          $5.825
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1,388             941             269
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $3.174          $3.077          $3.066
  Accumulation Unit Value at end
   of period                           $3.269          $3.174          $3.077
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      42,451          22,682           5,008
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.105          $1.080          $1.081
  Accumulation Unit Value at end
   of period                           $1.135          $1.105          $1.080
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      60,999          29,837           6,100
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.337          $1.115          $1.037
  Accumulation Unit Value at end
   of period                           $1.433          $1.337          $1.115
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      10,834           2,201             343
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -

APP II-16

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                           2010            2009            2008
---------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $12.985         $10.276         $16.264
  Accumulation Unit Value at end
   of period                          $14.785         $12.985         $10.276
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1,260           1,375           1,562
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $13.129         $10.499               -
  Accumulation Unit Value at end
   of period                          $14.793         $13.129               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
INVESCO VAN KAMPEN V.I. GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $13.953         $11.424         $17.123
  Accumulation Unit Value at end
   of period                          $15.405         $13.953         $11.424
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         836             966           1,038
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $12.513         $10.353               -
  Accumulation Unit Value at end
   of period                          $13.672         $12.513               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
INVESCO VAN KAMPEN V.I. U.S. MID
 CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $10.843          $7.917         $13.734
  Accumulation Unit Value at end
   of period                          $13.038         $10.843          $7.917
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         302             314             348
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $14.306         $10.556               -
  Accumulation Unit Value at end
   of period                          $17.022         $14.306               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $11.996          $9.076         $11.183
  Accumulation Unit Value at end
   of period                          $13.260         $11.996          $9.076
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1,691           1,725           1,515
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $13.736         $10.502               -
  Accumulation Unit Value at end
   of period                          $15.024         $13.736               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           1               -               -
LORD ABBETT CAPITAL STRUCTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $10.310          $8.489         $11.687
  Accumulation Unit Value at end
   of period                          $11.644         $10.310          $8.489
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         152             182             169
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $12.512         $10.411               -
  Accumulation Unit Value at end
   of period                          $13.984         $12.512               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
LORD ABBETT CLASSIC STOCK
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $10.697          $8.661         $12.807
  Accumulation Unit Value at end
   of period                          $12.014         $10.697          $8.661
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         326             321             411
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $12.371         $10.122               -
  Accumulation Unit Value at end
   of period                          $13.748         $12.371               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                           2007            2006            2005
---------------------------------  ------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $16.920         $14.816         $14.064
  Accumulation Unit Value at end
   of period                          $16.264         $16.920         $14.816
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1,751           1,167             329
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
INVESCO VAN KAMPEN V.I. GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $16.971         $14.870         $13.596
  Accumulation Unit Value at end
   of period                          $17.123         $16.971         $14.870
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         956             405              91
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
INVESCO VAN KAMPEN V.I. U.S. MID
 CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $12.952         $10.911          $9.630
  Accumulation Unit Value at end
   of period                          $13.734         $12.952         $10.911
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         325             126              38
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $10.702          $9.946          $9.561
  Accumulation Unit Value at end
   of period                          $11.183         $10.702          $9.946
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1,224             528              82
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
LORD ABBETT CAPITAL STRUCTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $11.511         $10.211          $9.642
  Accumulation Unit Value at end
   of period                          $11.687         $11.511         $10.211
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         175              92              32
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
LORD ABBETT CLASSIC STOCK
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $11.758         $10.581         $10.000
  Accumulation Unit Value at end
   of period                          $12.807         $11.758         $10.581
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         151              79              16
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -

                                                                   APP II-17

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                           2010            2009            2008
---------------------------------------------------------------------------------
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $10.867          $8.765         $12.486
  Accumulation Unit Value at end
   of period                          $12.729         $10.867          $8.765
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         392             361             496
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $12.750         $10.393               -
  Accumulation Unit Value at end
   of period                          $14.779         $12.750               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $8.772          $7.497         $11.982
  Accumulation Unit Value at end
   of period                          $10.136          $8.772          $7.497
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4,886           5,527           6,188
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $11.972         $10.340               -
  Accumulation Unit Value at end
   of period                          $13.689         $11.972               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           1               -               -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $9.486          $6.686         $12.504
  Accumulation Unit Value at end
   of period                          $10.189          $9.486          $6.686
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2,368           2,536           2,816
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $14.407         $10.262               -
  Accumulation Unit Value at end
   of period                          $15.313         $14.407               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           3               1               -
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $11.114          $8.104         $13.801
  Accumulation Unit Value at end
   of period                          $12.655         $11.114          $8.104
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5,688           6,438           7,095
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $14.447         $10.646               -
  Accumulation Unit Value at end
   of period                          $16.279         $14.447               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
OPPENHEIMER MAIN STREET FUND(R)
 /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $9.168          $7.278         $12.051
  Accumulation Unit Value at end
   of period                          $10.451          $9.168          $7.278
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         247             283             403
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $12.965         $10.401               -
  Accumulation Unit Value at end
   of period                          $14.624         $12.965               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
OPPENHEIMER MAIN STREET SMALL CAP
 FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $9.804          $7.278         $11.929
  Accumulation Unit Value at end
   of period                          $11.873          $9.804          $7.278
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3,047           3,405           3,795
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $14.391         $10.795               -
  Accumulation Unit Value at end
   of period                          $17.245         $14.391               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           1               -               -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                           2007            2006            2005
---------------------------------  ------------------------------------------
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $11.889         $10.538          $9.508
  Accumulation Unit Value at end
   of period                          $12.486         $11.889         $10.538
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         414             292              57
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $11.770         $10.198          $9.583
  Accumulation Unit Value at end
   of period                          $11.982         $11.770         $10.198
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5,787           2,448             183
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $11.159         $10.530          $9.696
  Accumulation Unit Value at end
   of period                          $12.504         $11.159         $10.530
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2,064             973             216
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $13.219         $11.445          $9.607
  Accumulation Unit Value at end
   of period                          $13.801         $13.219         $11.445
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6,504           3,030             344
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
OPPENHEIMER MAIN STREET FUND(R)
 /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $11.757         $10.410          $9.592
  Accumulation Unit Value at end
   of period                          $12.051         $11.757         $10.410
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         439             202              35
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
OPPENHEIMER MAIN STREET SMALL CAP
 FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $12.292         $10.893          $9.300
  Accumulation Unit Value at end
   of period                          $11.929         $12.292         $10.893
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3,542           2,022             320
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -

APP II-18

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                           2010            2009            2008
---------------------------------------------------------------------------------
OPPENHEIMER SMALL- & MID-CAP
 GROWTH FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $7.582          $5.825         $11.654
  Accumulation Unit Value at end
   of period                           $9.488          $7.582          $5.825
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         143             111             109
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $13.332         $10.351               -
  Accumulation Unit Value at end
   of period                          $16.510         $13.332               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $18.852         $12.330         $18.109
  Accumulation Unit Value at end
   of period                          $20.903         $18.852         $12.330
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1,271           1,667             939
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $15.786         $10.434               -
  Accumulation Unit Value at end
   of period                          $17.322         $15.786               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           2               1               -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $13.092         $10.438               -
  Accumulation Unit Value at end
   of period                          $14.509         $13.092               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         186             171               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $12.942         $10.427               -
  Accumulation Unit Value at end
   of period                          $14.193         $12.942               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT GEORGE PUTNAM BALANCED
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $9.577          $7.746         $13.278
  Accumulation Unit Value at end
   of period                          $10.445          $9.577          $7.746
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         378             406             474
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $12.646         $10.337               -
  Accumulation Unit Value at end
   of period                          $13.649         $12.646               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $32.243         $24.232         $36.928
  Accumulation Unit Value at end
   of period                          $36.392         $32.243         $24.232
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         162             151             171
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $13.752         $10.444               -
  Accumulation Unit Value at end
   of period                          $15.360         $13.752               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $41.203         $32.252         $53.461
  Accumulation Unit Value at end
   of period                          $46.379         $41.203         $32.252
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          37              39              41
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $12.960         $10.252               -
  Accumulation Unit Value at end
   of period                          $14.436         $12.960               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                           2007            2006            2005
---------------------------------  ------------------------------------------
OPPENHEIMER SMALL- & MID-CAP
 GROWTH FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $11.168         $11.049          $9.483
  Accumulation Unit Value at end
   of period                          $11.654         $11.168         $11.049
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          91              49               5
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $17.671         $16.893         $16.626
  Accumulation Unit Value at end
   of period                          $18.109         $17.671         $16.893
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         917             366              90
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT GEORGE PUTNAM BALANCED
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $13.365         $12.134         $11.639
  Accumulation Unit Value at end
   of period                          $13.278         $13.365         $12.134
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         515             210              41
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $36.452         $32.820         $30.837
  Accumulation Unit Value at end
   of period                          $36.928         $36.452         $32.820
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         164              85              18
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $57.815         $50.684         $47.143
  Accumulation Unit Value at end
   of period                          $53.461         $57.815         $50.684
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          37              18               4
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -

                                                                   APP II-19

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                           2010            2009            2008
---------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $17.318         $14.119         $25.598
  Accumulation Unit Value at end
   of period                          $18.752         $17.318         $14.119
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1,316           1,424           1,619
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $12.967         $10.684               -
  Accumulation Unit Value at end
   of period                          $13.894         $12.967               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           1               -               -
PUTNAM VT INTERNATIONAL VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $6.431          $5.178          $9.748
  Accumulation Unit Value at end
   of period                           $6.780          $6.431          $5.178
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          15              14              21
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $13.201         $10.742               -
  Accumulation Unit Value at end
   of period                          $13.772         $13.201               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $7.774          $6.038         $10.150
  Accumulation Unit Value at end
   of period                           $8.716          $7.774          $6.038
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2,342           2,234           2,480
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $12.969         $10.179               -
  Accumulation Unit Value at end
   of period                          $14.388         $12.969               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           3               -               -
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $10.727               -               -
  Accumulation Unit Value at end
   of period                          $12.378               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          51               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $10.719               -               -
  Accumulation Unit Value at end
   of period                          $12.333               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $17.383         $13.429         $22.504
  Accumulation Unit Value at end
   of period                          $21.552         $17.383         $13.429
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         831             961           1,037
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $13.709         $10.702               -
  Accumulation Unit Value at end
   of period                          $16.819         $13.709               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $55.951         $34.689         $55.979
  Accumulation Unit Value at end
   of period                          $66.516         $55.951         $34.689
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          53              76               8
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $16.760         $10.500               -
  Accumulation Unit Value at end
   of period                          $19.716         $16.760               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                           2007            2006            2005
---------------------------------  ----------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $24.003         $19.096         $16.749
  Accumulation Unit Value at end
   of period                          $25.598         $24.003         $19.096
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1,496             970             222
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT INTERNATIONAL VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $9.864               -               -
  Accumulation Unit Value at end
   of period                           $9.748               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           1               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $10.876          $9.700          $8.601
  Accumulation Unit Value at end
   of period                          $10.150         $10.876          $9.700
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1,194             207              14
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                      -               -               -  (b)
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -  (b)
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $26.199         $22.697         $19.908
  Accumulation Unit Value at end
   of period                          $22.504         $26.199         $22.697
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1,189             721             138
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $53.906         $51.952         $46.089
  Accumulation Unit Value at end
   of period                          $55.979         $53.906         $51.952
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           7               6               3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -

APP II-20

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
UIF EMERGING MARKETS EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $16.029           $9.574          $22.490
  Accumulation Unit Value at end
   of period                         $18.763          $16.029           $9.574
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,197            1,193            1,129
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.686          $10.675                -
  Accumulation Unit Value at end
   of period                         $20.487          $17.686                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.325           $7.958          $15.205
  Accumulation Unit Value at end
   of period                         $16.044          $12.325           $7.958
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        730              639              770
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.752          $10.278                -
  Accumulation Unit Value at end
   of period                         $20.291          $15.752                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
UIF EMERGING MARKETS EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $16.270          $12.052           $9.032
  Accumulation Unit Value at end
   of period                         $22.490          $16.270          $12.052
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        859              360              110
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.601          $11.732           $9.494
  Accumulation Unit Value at end
   of period                         $15.205          $12.601          $11.732
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        400              135               21
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -



(a)  Inception date July 30, 2010.



(b) Inception date September 23, 2010.

                    APP A-1

--------------------------------------------------------------------------------

APPENDIX A - PRODUCT COMPARISON INFORMATION

In addition to the variable annuity Contract described in this prospectus, we offer other deferred individual variable annuities, each having different sales charges (if any), fees and investment options. The primary differences between the "Director M" and "Leaders" suites of variable annuities we currently offer generally relate to the investment options offered and mortality expense risk charges. We offer three contract variations that have a contingent deferred sales charge (these forms of contract are called "Outlook", "Plus" and our base contract (which does not have a separate marketing name, but is sometimes referred to in this prospectus as the "Core" version)), one contract version has a front end sales charge (called "Edge") and one contract version has no sales charge (called "Access"). We have not included information regarding our Edge Contract because it is offered through a very limited number of Financial Intermediaries.

Your Registered Representative can help you decide which contract variation may be appropriate for you based on your individual circumstances, time horizon, policy feature preferences and risk tolerance. You should consider these differences and discuss them with your Registered Representative to choose a variable annuity. Not all forms of contract are offered by all Financial Intermediaries. This Appendix does not constitute, and may not be used for the purposes of making, any offer or solicitation by anyone of any form of variable annuity other than as specifically provided in this prospectus.

Presented below are some, but certainly not all, of the differentiating features between our individual deferred variable annuities. The form of Contract you select will be identified on your application and the contract issued to you. Consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the variable annuity product and underlying Fund prospectuses contain other information about variable annuities and investment options. Your Registered Representative can provide you with prospectuses or you can contact us to receive one. This and any of the other variable annuities referenced in this Appendix are underwritten and distributed by Hartford Securities Distribution Company, Inc. Member SIPC. Please read the prospectus carefully before investing.

I. KEY DIFFERENCES

              MINIMUM INITIAL
                  PREMIUM
                           NON-
          QUALIFIED      QUALIFIED
CONTRACT  CONTRACT       CONTRACT                           SALES CHARGE
----------------------------------------------------------------------------------------
ACCESS     $10,000        $2,000                                                 None
CORE       $1,000         $1,000    Year      1        2        3        4        5
                                    CDSC(2)  7%       7%       7%       6%       5%
OUTLOOK    $10,000        $2,000    Year      1        2        3        4       5+
                                    CDSC(2)  7%       6%       5%       4%       0%
PLUS       $10,000        $2,000    Year      1        2        3        4        5
                                    CDSC(2)  8%       8%       8%       8%       7%


                                          MORTALITY &                    MAXIMUM
                                          EXPENSE RISK     PAYMENT       UP-FRONT
CONTRACT           SALES CHARGE            CHARGE(1)     ENHANCEMENT    COMMISSION
--------  -------------------------------------------------------------------------
ACCESS                                       1.45%           No             2%
CORE       6        7       8+
          4%       3%       0%               0.95%           No             7%
OUTLOOK
                                             1.40%           No           5.75%
PLUS       6        7        8       9+
          6%       5%       4%       0%      1.40%         Yes(3)          6.5%

(1) Excluded fees include administrative charges (up to 0.20%), annual maintenance fees (applies to contracts with anniversary/surrender contract values less than $50,000), premium taxes (0 - 3.5%) and optional benefit fees.

APP A-2

--------------------------------------------------------------------------------

(2) Each Premium Payment has its own CDSC schedule. Only amounts invested for less than the requisite holding period are subject to a CDSC. When a CDSC is applicable, only Surrenders in excess of the Annual Withdrawal Amount
     (AWA) will be subject to a CDSC. After the AWA deduction, surrenders will then be taken first: from earnings, second: from Premium Payments not subject to a CDSC, third: from 10% of Premium Payments still subject to a CDSC, fourth: from Premium Payments subject to a CDSC on a first-in-first-out basis, and fifth: from Payment Enhancements for Plus contracts only. A CDSC will not exceed your total Premium Payments.

(3) We add an additional sum to your Account Value equal to 3% of the Premium Payment if cumulative Premium Payments are less than $50,000 or 4% of the Premium Payment if cumulative Premium Payments are more than $50,000. If a subsequent Premium Payment increases cumulative Premium Payments to $50,000 or more, we will credit an additional Payment Enhancement to your Account Value equal to 1% of your Premium Payments. Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment. The cost of providing Payment Enhancements is included in the higher Mortality and Expense Risk Charges. Payment Enhancements will be recaptured if you:

-   Cancel your Contract during any "Free Look" period.

- Annuitize your Contract, you will forfeit Payment Enhancements credited in the 24 months prior to the Annuity Commencement Date.

- Request a full or partial Surrender under the CDSC exemption applicable when you are a patient in a certified long-term care facility or other eligible facility.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CDSC:

- Annual Withdrawal Amount - During the Contract Years when a CDSC applies, you may take partial Surrenders up to 10% of the total Premium Payments otherwise subject to a CDSC. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

- If you are a patient in a certified long-term care facility or other eligible facility - We will waive any CDSC for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

       - facility recognized as a general hospital by the proper authority of the state in which it is located or the Joint Commission on the Accreditation of Hospitals;

       -   facility certified as a hospital or long-term care facility; or

       - nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

- Exchanges - As an accommodation, we may, in our sole discretion, credit the time that you held an annuity previously issued by us against otherwise applicable CDSCs.

                    APP A-3

--------------------------------------------------------------------------------

  For this waiver to apply, you must:

       -   have owned the Contract continuously since it was issued,

       -   provide written proof of your eligibility satisfactory to us, and

       - request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.

  This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver may not be available in all states.

- Upon death of the Annuitant or any Contract Owner(s) - No CDSC will be deducted if the Annuitant or any Contract Owner(s) dies.

- Upon Annuitization - The CDSC is not deducted when you annuitize the Contract. However, we will charge a CDSC if the Contract is Surrendered during the CDSC period under an Annuity Payout Option which allows Surrenders.

- For Required Minimum Distributions - This allows Annuitants who are age 70 1/2 or older, with a Contract held under an IRA or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a CDSC for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

- For substantially equal periodic payments - We will waive the CDSC if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- Upon cancellation during the Right to Cancel Period - No CDSC will be deducted if you cancel your Contract during the Right to Cancel Period.

APP A-4

--------------------------------------------------------------------------------


II. INVESTMENT OPTIONS (STANDARD)



FUNDING OPTION                INVESTMENT OBJECTIVE SUMMARY   INVESTMENT ADVISER/SUB-ADVISER  CORE   ACCESS  EDGE   PLUS   OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE
FUNDS
 Invesco Van Kampen V.I.     Seeks capital growth and        Invesco Advisers, Inc.            X      X       X      X      X
  Comstock Fund - Series II  income through investments in
                             equity securities, including
                             common stocks, preferred
                             stocks and securities
                             convertible into common and
                             preferred stocks
 Invesco Van Kampen V.I.     Seeks to provide long-term      Invesco Advisers, Inc.            X      X       X      X      X
  Growth and Income Fund -   growth of capital and income
  Series II                  primarily through investments
                             in common stocks
 Invesco Van Kampen V.I.     Above-average total return      Invesco Advisers, Inc.            X      X       X      X      X
  U.S. Mid Cap Value Fund -  over a market cycle of three
  Series II                  to five years by investing in
                             common stocks and other equity
                             securities
ALLIANCEBERNSTEIN VARIABLE
PRODUCTS SERIES FUND, INC.
 AllianceBernstein VPS       Maximize total return           ABIS - AllianceBernstein          X      X       X      X      X
  Balanced Wealth Strategy   consistent with Advisor's       Investor Services, Inc.
  Portfolio - Class B        determination of reasonable
                             risk
 AllianceBernstein VPS       Seeks long-term growth of       ABIS - AllianceBernstein          X      X       X      X      X
  International Growth       capital                         Investor Services, Inc.
  Portfolio - Class B
 AllianceBernstein VPS       Seeks long-term growth of       ABIS - AllianceBernstein          X      X       X      X      X
  International Value        capital                         Investor Services, Inc.
  Portfolio - Class B
 AllianceBernstein VPS       Seeks long-term growth of       ABIS - AllianceBernstein          X      X       X      X      X
  Small/Mid Cap Value        capital                         Investor Services, Inc.
  Portfolio - Class B
 AllianceBernstein VPS       Seeks long-term growth of       ABIS - AllianceBernstein          X      X       X      X      X
  Value Portfolio - Class B  capital                         Investor Services, Inc.
FIDELITY VARIABLE INSURANCE
PRODUCTS FUNDS
 Fidelity(R) VIP             Seeks long-term capital         Fidelity Management & Research    X      X       X      X      X
  Contrafund(R) Portfolio -  appreciation                    Company
  Service Class 2                                            Sub-advised by FMR Co., Inc.
                                                             and other Fidelity affiliates
 Fidelity(R) VIP Dynamic     Seeks capital appreciation      Fidelity Management & Research    X      X       X      X      X
  Capital Appreciation                                       Company
  Portfolio - Service Class                                  Sub-advised by FMR Co., Inc.
  2                                                          and other Fidelity affiliates

                    APP A-5

--------------------------------------------------------------------------------


FUNDING OPTION                INVESTMENT OBJECTIVE SUMMARY   INVESTMENT ADVISER/SUB-ADVISER  CORE   ACCESS  EDGE   PLUS   OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
 Fidelity(R) VIP             Seeks reasonable income. Fund   Fidelity Management & Research    X      X       X      X      X
  Equity-Income Portfolio -  will also consider potential    Company
  Service Class 2            for capital appreciation        Sub-advised by FMR Co., Inc.
                                                             and other Fidelity affiliates
 Fidelity(R) VIP Growth      Seeks capital appreciation      Fidelity Management & Research    X      X       X      X      X
  Portfolio - Service Class                                  Company
  2                                                          Sub-advised by FMR Co., Inc.
                                                             and other Fidelity affiliates
 Fidelity(R) VIP Mid Cap     Long-term growth of capital     Fidelity Management & Research    X      X       X      X      X
  Portfolio - Service Class  with current income as a        Company
  2                          secondary consideration         Sub-advised by FMR Co., Inc.
                                                             and other Fidelity affiliates
 Fidelity(R) VIP Value       Seeks capital appreciation      Fidelity Management & Research    X      X       X      X      X
  Strategies Portfolio -                                     Company
  Service Class 2                                            Sub-advised by FMR Co., Inc.
                                                             and other Fidelity affiliates
HARTFORD HLS SERIES FUND
 II, INC.
 Hartford Growth             Seeks capital appreciation      HL Investment Advisors, LLC       X      X       X      X      X
  Opportunities HLS Fund -                                   Sub-advised by Wellington
  Class IA                                                   Management Company, LLP
 Hartford Small/Mid Cap      Seeks long-term growth of       HL Investment Advisors, LLC       X      X       X      X      X
  Equity HLS Fund - Class    capital                         Sub-advised by Hartford
  IA                                                         Investment Management Company
 Hartford SmallCap Growth    Seeks long-term capital         HL Investment Advisors, LLC       X      X       X      X      X
  HLS Fund - Class IA        appreciation                    Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford U.S. Government    Seeks to maximize total return  HL Investment Advisors, LLC       X      X       X      X      X
  Securities HLS Fund -      while providing shareholders    Sub-advised by Hartford
  Class IA                   with a high level of current    Investment Management Company
                             income consistent with prudent
                             investment risk
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund  Seeks maximum long-term total   HL Investment Advisors, LLC       X      X       X      X      X
  - Class IA                 return                          Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford Capital            Seeks growth of capital         HL Investment Advisors, LLC       X      X       X      X      X
  Appreciation HLS Fund -                                    Sub-advised by Wellington
  Class IA                                                   Management Company, LLP
 Hartford Disciplined        Seeks growth of capital         HL Investment Advisors, LLC       X      X       X      X      X
  Equity HLS Fund - Class                                    Sub-advised by Wellington
  IA                                                         Management Company, LLP

APP A-6

--------------------------------------------------------------------------------


FUNDING OPTION                INVESTMENT OBJECTIVE SUMMARY   INVESTMENT ADVISER/SUB-ADVISER  CORE   ACCESS  EDGE   PLUS   OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
 Hartford Dividend and       Seeks a high level of current   HL Investment Advisors, LLC       X      X       X      X      X
  Growth HLS Fund - Class    income consistent with growth   Sub-advised by Wellington
  IA                         of capital                      Management Company, LLP
 Hartford Global Growth HLS  Seeks growth of capital         HL Investment Advisors, LLC       X      X       X      X      X
  Fund - Class IA                                            Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford Global Research    Seeks long-term capital         HL Investment Advisors, LLC       X      X       X      X      X
  HLS Fund - Class IA        appreciation                    Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford Growth HLS Fund -  Seeks long-term capital         HL Investment Advisors, LLC       X      X       X      X      X
  Class IA                   appreciation                    Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford High Yield HLS     Seeks high current income with  HL Investment Advisors, LLC       X      X       X      X      X
  Fund - Class IA            growth of capital as a          Sub-advised by Hartford
                             secondary objective             Investment Management Company
 Hartford Index HLS Fund -   Seeks to provide high current   HL Investment Advisors, LLC       X      X       X      X      X
  Class IA                   income, and long-term total     Sub-advised by Hartford
                             return                          Investment Management Company
 Hartford International      Seeks long-term growth of       HL Investment Advisors, LLC       X      X       X      X      X
  Opportunities HLS Fund -   capital                         Sub-advised by Wellington
  Class IA                                                   Management Company, LLP
 Hartford MidCap Value HLS   Seeks long-term capital         HL Investment Advisors, LLC       X      X       X      X      X
  Fund - Class IA+           appreciation                    Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford Money Market HLS   Maximum current income          HL Investment Advisors, LLC       X      X       X      X      X
  Fund - Class IA*           consistent with liquidity and   Sub-advised by Hartford
                             preservation of capital         Investment Management Company
 Hartford Small Company HLS  Seeks growth of capital         HL Investment Advisors, LLC       X      X       X      X      X
  Fund - Class IA                                            Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford Stock HLS Fund -   Seeks long-term growth of       HL Investment Advisors, LLC       X      X       X      X      X
  Class IA                   capital                         Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford Total Return Bond  Seeks a competitive total       HL Investment Advisors, LLC       X      X       X      X      X
  HLS Fund - Class IA        return, with income as a        Sub-advised by Hartford
                             secondary objective             Investment Management Company
 Hartford Value HLS Fund -   Seeks long-term total return    HL Investment Advisors, LLC       X      X       X      X      X
  Class IA                                                   Sub-advised by Wellington
                                                             Management Company, LLP

                    APP A-7

--------------------------------------------------------------------------------


FUNDING OPTION                INVESTMENT OBJECTIVE SUMMARY   INVESTMENT ADVISER/SUB-ADVISER  CORE   ACCESS  EDGE   PLUS   OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND,
 INC.
 Lord Abbett Bond-Debenture  High current income and the     Lord, Abbett & Co. LLC            X      X       X      X      X
  Portfolio - Class VC       opportunity for capital
                             appreciation to produce a high
                             total return
 Lord Abbett Capital         Current income and capital      Lord, Abbett & Co. LLC            X      X       X      X      X
  Structure Portfolio -      appreciation
  Class VC
 Lord Abbett Classic Stock   Growth of capital and growth    Lord, Abbett & Co. LLC            X      X       X      X      X
  Portfolio - Class VC       of income consistent with
                             reasonable risk
 Lord Abbett Fundamental     Long-term growth of capital     Lord, Abbett & Co. LLC            X      X       X      X      X
  Equity Portfolio - Class   and income without excessive
  VC                         fluctuations in market value
 Lord Abbett Growth and      Long-term growth of capital     Lord, Abbett & Co. LLC            X      X       X      X      X
  Income Portfolio - Class   and income without excessive
  VC                         fluctuations in market value
OPPENHEIMER VARIABLE
ACCOUNT FUNDS
 Oppenheimer Capital         Seeks to achieve capital        OppenheimerFunds, Inc.            X      X       X      X      X
  Appreciation Fund(R)/VA -  appreciation by investing in
  Service Shares             securities of well-known
                             established companies.
 Oppenheimer Global          Seeks long-term capital         OppenheimerFunds, Inc.            X      X       X      X      X
  Securities Fund(R)/VA -    appreciation by investing a
  Service Shares             substantial portion of its
                             assets in securities of
                             foreign issuers, "growth-type"
                             companies, cyclical industries
                             and special situations which
                             are considered to have
                             appreciation possibilities.
 Oppenheimer Main Street     Seeks a high total return       OppenheimerFunds, Inc.            X      X       X      X      X
  Fund(R)/VA - Service
  Shares
 Oppenheimer Main Street     Seeks capital appreciation      OppenheimerFunds, Inc.            X      X       X      X      X
  Small- & Mid- Cap          from investing mainly in small
  Fund(R)/VA - Service       company stocks
  Shares (1)
 Oppenheimer Small- &        Seeks capital appreciation by   OppenheimerFunds, Inc.            X      X       X      X      X
  Mid-Cap Growth Fund(R)/VA  investing in "growth-type"
  - Service Shares           companies
PUTNAM VARIABLE TRUST
 Putnam VT Diversified       As high a level of current      Putnam Investment Management,     X      X       X      X      X
  Income Fund - Class IB     income as Putnam Management     LLC
                             believes is consistent with
                             preservation of capital

APP A-8

--------------------------------------------------------------------------------


FUNDING OPTION                INVESTMENT OBJECTIVE SUMMARY   INVESTMENT ADVISER/SUB-ADVISER  CORE   ACCESS  EDGE   PLUS   OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Equity Income     Capital growth and current      Putnam Investment Management,     X      X       X      X      X
  Fund - Class IB            income                          LLC
 Putnam VT George Putnam     A balanced investment composed  Putnam Investment Management,     X      X       X      X      X
  Balanced Fund - Class IB   of a well diversified           LLC
  (2)                        portfolio of stocks and bonds
                             which produce both capital
                             growth and current income
 Putnam VT Global Asset      Long-term return consistent     Putnam Investment Management,     X      X       X      X      X
  Allocation Fund - Class    with preservation of capital    LLC
  IB                                                         Putnam Advisory Company, LLC
 Putnam VT Growth and        Capital growth and current      Putnam Investment Management,     X      X       X      X      X
  Income Fund - Class IB     income                          LLC
 Putnam VT International     Capital appreciation            Putnam Investment Management,     X      X       X      X      X
  Equity Fund - Class IB                                     LLC
                                                             Putnam Advisory Company, LLC
 Putnam VT International     Capital growth. Current income  Putnam Management                 X      X       X      X      X
  Value Fund - Class IB      is a secondary objective        Putnam Advisory Company, LLC
 Putnam VT Investors Fund -  Long-term growth of capital     Putnam Investment Management,     X      X       X      X      X
  Class IB                   and any increased income that   LLC
                             results from this growth
 Putnam VT Multi-Cap Growth  Long-term capital appreciation  Putnam Investment Management,     X      X       X      X      X
  Fund - Class IB (3)                                        LLC
                                                             Putnam Investments Limited
 Putnam VT Small Cap Value   Capital appreciation            Putnam Investment Management,     X      X       X      X      X
  Fund - Class IB                                            LLC
 Putnam VT Voyager Fund -    Capital appreciation            Putnam Investment Management,     X      X       X      X      X
  Class IB                                                   LLC
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC.
 UIF Emerging Markets        Seeks long-term capital         Morgan Stanley Investment         X      X       X      X      X
  Equity Portfolio - Class   appreciation by investing       Management Inc.
  II                         primarily in growth-oriented    Sub-advised by Morgan Stanley
                             equity securities of issuers    Investment Management Company
                             in emerging market countries    and Morgan Stanley Investment
                                                             Management Limited
 UIF Mid Cap Growth          Seeks long-term capital growth  Morgan Stanley Investment         X      X       X      X      X
  Portfolio - Class II       by investing primarily in       Management Inc.
                             common stocks and other equity
                             securities
 Fixed Accumulation          Preservation of capital         General Account                   X              X
  Feature**



+      Closed to new and subsequent Premium Payments and transfers of Contract
       Value.



* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.

                    APP A-9

--------------------------------------------------------------------------------

** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature. The Fixed Accumulation Feature is currently not available to Plus and Outlook products.


NOTES



(1)  Formerly Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares



(2)  Formerly Putnam VT The George Putnam Fund of Boston - Class IB



(3)  Formerly Putnam VT New Opportunities Fund - Class IB

                                                                     APP B-1

-------------------------------------------------------------------------------

APPENDIX B - THE HARTFORD'S LIFETIME INCOME BUILDER

OBJECTIVE

Protect your investment from poor market performance through potential annual Benefit Amount increases and provide income through predetermined periodic payments based either on a set schedule or your lifetime.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider (called the Unified Benefit Design in your Contract) provides a single Benefit Amount payable as two separate but bundled benefits which form the entire benefit. In other words, this rider is a guarantee of the Benefit Amount that you can access two ways:

- WITHDRAWAL BENEFIT allows (a) BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the Benefit Amount is reduced to zero or
    (b) LIFETIME BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the death of any Owner if the older Owner (or Annuitant if the Contract Owner is a trust) is age 60 or older. The Benefit Payments and Lifetime Benefit Payments may continue even if the Contract Value is reduced to zero; and/or

- GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"). The GMDB is equal to the greater of the Benefit Amount or the Contract Value if the Contract Value is greater than zero. DEPLETING THE BENEFIT AMOUNT BY TAKING SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THIS RIDER?

The Hartford's Lifetime Income Builder is closed to new investors.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Benefit Amount. . This additional charge will automatically be deducted from your Contract Value on each Contract Anniversary. The charge is withdrawn from each Sub-Account and the Fixed Account in the same proportion that the value of the Sub-Account bears to the total Contract Value. The rider fee will not be taken from the DCA Plus account. The charge is deducted after all other financial transactions and any Benefit Amount increases are made. Once you elect this benefit, we will continue to deduct the charge until we begin to make Annuity Payouts. The rider charge may limit access to Fixed Accounts in certain states.

We reserve the right to increase the charge up to a maximum rate of 0.75% any time on or after your fifth Contract Anniversary or five years from the date from which we last notified you of a fee increase, whichever is later. If we increase this charge, you will receive advance notice of the increase and will be given the opportunity to suspend this and future charge increases. If you suspend any charge increase, you will no longer receive automatic Benefit Amount increases. If we do not receive notice from you to suspend the increase, we will automatically assume that automatic Benefit Amount increases will continue and the new charge will apply. Within 30 days prior to subsequent Contract Anniversaries, you may re-start automatic Benefit Amount increases at the charge in effect since your most recent notification. If you Surrender prior to a Contract Anniversary, a pro rata share of the charge will be assessed and will be equal to the charge multiplied by the Benefit Amount prior to the Surrender, multiplied by the number of days since the last charge was assessed, divided by 365.

You may decline the fee increase and permanently waive automatic Benefit Amount increases by:

-   Notifying us in writing, verbally or electronically, if available.

- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

- We will only honor notifications from the Owner or joint Owner and not through your broker.

- If you decline the fee increase we will suspend automatic Benefit Amount increases. You can re-start automatic Benefit Amount increases within 30 days of your Contract Anniversary if you accept the rider fee currently in effect.

- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.

APP B-2

-------------------------------------------------------------------------------

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. The initial Benefit Amount equals your initial Premium Payment. The Benefit Amount will be adjusted in the future through your actions as well as ours. The Benefit Amount will be increased as a result of automatic Benefit Amount increases or subsequent Premium Payments; However, if Surrenders have been taken, your new Benefit Payment may not be greater than your Benefit Amount prior to the Surrender. The Benefit Amount will be decreased as a result of any Surrenders and potentially, any changes in ownership.

- Automatic Benefit Amount increases. We may increase the Benefit Amount on each Contract Anniversary (referred to as "automatic Benefit Amount increases"), depending on the investment performance of your Contract. To compute this percentage, we will divide your Contract Value on the then current Contract Anniversary by the Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Benefit Amount increases will not take place if the investment performance of your Sub-Accounts is neutral or negative. Automatic Benefit Amount increases will continue until the earlier of the Contract Anniversary immediately following the older Owner's or Annuitant's 75th birthday or the Annuity Commencement Date.

- Subsequent Premium Payments. When subsequent Premium Payments are received, the Benefit Amount will be increased by the dollar amount of the subsequent Premium Payment. However, if Surrenders have been taken your new Benefit Payment may not be greater than your Benefit Amount prior to the Surrender.

- Surrenders. When a Surrender is made, the Benefit Amount will be equal to the amount determined in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

    C. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment and the Required Minimum Distribution exception in
        (B) does not apply, the Benefit Amount is re-calculated to the greater of zero or the lesser of (i) or (ii) as follows:

       (i)  the Contract Value immediately following the Surrender; or

       (ii) the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

- Benefit Amount limits. Your Benefit Amount can not be less than zero or more than $5 million. Any sums in excess of this ceiling will not be included for any benefits under this rider.

Since the Benefit Amount is a central source for both benefits under this rider, taking withdrawals will lessen or eliminate the Guaranteed Minimum Death Benefit. Refer to the Examples included in Appendix I for a more complete description of these effects.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. The following section describes both Benefit Payments and Lifetime Benefit Payments which together comprise the Withdrawal Benefit.

-   BENEFIT PAYMENTS

Under this option, Surrenders may be taken immediately as a Benefit Payment that is initially set equal to 5% annually of the initial Benefit Amount. The Benefit Payment is the amount guaranteed for withdrawal each Contract Year until the Benefit Amount is reduced to zero (even if the Contract Value is first reduced to zero). We support this guaranteed payment through our General Account which is subject to our claims paying ability and other liabilities as a company.

The Benefit Payment can be taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

Whenever a Surrender is taken during any Contract Year, the Benefit Payment will be adjusted to equal the amount in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Payment until the next Contract Anniversary is equal to the lesser of the Benefit Payment immediately prior to the Surrender or the Benefit Amount immediately after the Surrender.

                                                                     APP B-3

-------------------------------------------------------------------------------

    B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

    C. If total Surrenders since the most recent Contract Anniversary are more than the Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Benefit Payment will be re-calculated to equal the Benefit Amount immediately following the Surrender multiplied by 5%.

If you choose an amount less than the Benefit Payment in any Contract Year, the remaining annual Benefit Payment cannot be carried forward to the next Contract Year. You may elect to take Benefit Payments at any time provided that the Benefit Amount is greater than zero.

If you make a subsequent Premium Payment, the Benefit Payment will be re-calculated to equal 5% of the Benefit Amount immediately after the subsequent Premium Payment is made.

If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary, we will automatically re-calculate the Benefit Payment to the greater of the Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%. If you are enrolled in our Automatic Income Program you must request in writing to increase the amount being withdrawn.

If Surrenders are less than or equal to the Benefit Payment but result in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules if the Benefit Amount is greater than zero. However, if the Benefit Amount is zero and the Contract Value remaining after any Surrender is also less than our minimum amount rules then in effect, we may terminate the Contract and pay you the Surrender Value.

-   LIFETIME BENEFIT PAYMENTS

Under this option, Surrenders may be taken as Lifetime Benefit Payments that are initially equal to 5% annually of the Benefit Amount on the Contract Anniversary immediately following the older Owner's 60th birthday or 5% of the initial Benefit Amount if the older Owner is 60 or older at the rider's effective date The Lifetime Benefit Payment is the amount guaranteed to be available for withdrawal each Contract Year until the first death of any Owner (even if the Contract Value is reduced to zero). We support this payment through our General Account which is subject to our claims paying ability and other liabilities as a company.

The Lifetime Benefit Payment can be taken on any payment schedule that you request.

Lifetime Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Lifetime Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Lifetime Benefit Payment include any applicable Contingent Deferred Sales Charge.

Whenever a Surrender is taken after the Contract Anniversary immediately following the older Owner's 60th Birthday, the Lifetime Benefit Payment will be equal to the amount determined in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Lifetime Benefit Payment, the Lifetime Benefit Payment is equal to the Lifetime Benefit Payment immediately prior to the Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Lifetime Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

    C. If total Surrenders since the most recent Contract Anniversary are more than the Lifetime Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Lifetime Benefit Payments will be re-calculated to equal the Benefit Amount immediately following the partial Surrender multiplied by 5%.

If you choose an amount less than the Lifetime Benefit Payment in any Contract Year, the remaining annual Lifetime Benefit Payment cannot be carried forward to the next Contract Year.

Lifetime Benefit Payments will be available until the first death of any Owner. If the Contract Value is reduced to zero, Lifetime Benefit Payments will automatically continue under this Fixed Lifetime and Period Certain Annuity Payout.

If you make a subsequent Premium Payment after the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment will be re-calculated to equal 5% of the Benefit Amount after the subsequent Premium Payment is made.

If Surrenders are not taken prior to the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment will equal the Benefit Payment. If Surrenders are taken prior to the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment may be less than the Benefit Payment. The greater of the Benefit Payment or Lifetime Benefit Payment can be taken.

APP B-4

-------------------------------------------------------------------------------

If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary after the older Owner's 60th birthday, we will automatically re-calculate the Lifetime Benefit Payment to equal the greater of the Lifetime Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%.

If a Surrender is less than or equal to the Lifetime Benefit Payment but results in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules. However, if the Contract Value remaining after any Surrender is less than our minimum amount rules then in effect and the Benefit Amount and your Lifetime Benefit Payments have been reduced to zero, we may terminate the Contract and pay the Surrender Value.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This rider includes a Guaranteed Minimum Death Benefit that replaces the standard Death Benefit. The GMDB is equal to the greater of the Benefit Amount or the Contract Value IF the Contract Value is greater than zero.

The Death Benefit is payable at the first death of an Owner or Annuitant. We will pay to the Beneficiary the greater of the Benefit Amount or the Contract Value (as long as the Contract Value is greater than zero) as of the date due proof of death is received by us.

If the Contract Value is zero as of the date of due proof of death, there will be no Death Benefit. Otherwise, the Death Benefit will fluctuate based on the Benefit Amount as reduced by Surrenders, Withdrawal Benefits and expenses as discussed above.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

Yes. This rider replaces the standard Death Benefit. This rider can be elected along with MAV Plus.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value at the time you request a Surrender with any applicable charges deducted and not the Benefit Amount, Lifetime Benefit Payment or the Benefit Payment amount you would have received under this rider.

If you still have a Benefit Amount or Lifetime Benefit Payment Amount after you Surrender all of your Contract Value (following the provisions or the rider) or your Contract Value is reduced to zero, we will issue a payout annuity. If the Owner is a natural person we will treat the Owners(s) as the Annuitant for purposes of this annuity. If there is more than one Annuitant, the annuity will be on a first-to-die basis (joint and 0% survivor annuity). You may elect to have the Benefit Amount or Lifetime Benefit Payment paid to you under either the Fixed Period Certain Annuity Payout or the Fixed Lifetime and Period Certain Annuity Payout Option. The election is irrevocable.

Subject to our approval, which approval may be withheld or delayed for any reason, you may elect to defer the Annuity Commencement Date until you are eligible for the Fixed Lifetime and Period Certain Annuity Payout.

If your Benefit Payment or your Lifetime Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Any ownership change made prior to the first anniversary of the rider effective date will have no impact on the Benefit Amount, but the Lifetime Benefit Payment may change as long as the new Owner(s) and Annuitant are less than age 76 at the time of the change. The Lifetime Benefit Payment may change based on the age of the new owner.

An ownership change after the first Contract Anniversary that causes a re-calculation in the benefits as long as the older Owner after the change is less than age 76 at the time of the change will automatically result in either
(A) or (B):

(A) If this rider is not currently available for sale, we will continue the existing rider for the GMDB only and the Withdrawal Benefit will terminate. This rider charge will then discontinue.

(B) If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at your current charge. The Benefit Amount will be re-calculated to the lesser of the Contract Value or the Benefit Amount on the date of the change. The Benefit Payment and Lifetime Benefit Payment will be re-calculated on the date of the change.

                                                                     APP B-5

-------------------------------------------------------------------------------

If the older Owner is age 76 or greater at the time of an ownership change, this rider will continue with respect to the GMDB only and the Withdrawal Benefit will terminate. The GMDB will be modified to equal Contract Value only and the Rider charge will discontinue.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and we will adjust the Contract Value to the amount we would have paid as a Death Benefit payment (the greater of the Contract Value and the Benefit Amount). If the Spouse elects to continue the Contract and is less than age 76 at the time of the continuation, then either (A) or (B) will automatically apply:

(A) If this rider is not currently available for sale, we will continue the existing The Hartford's Lifetime Income Builder for the GMDB only and the Withdrawal Benefit will terminate and the rider charge will discontinue.

(B) If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at the current charge. The Benefit Amount and Maximum Contract Value will be re-calculated to the Contract Value on the continuation date. The Benefit Payments and Lifetime Benefit Payments will be re-calculated on the continuation date.

If the Spouse elects to continue the Contract and is age 76 or greater at the time of the continuation, this rider will continue with respect to the GMDB only and the Withdrawal Benefits will terminate. The GMDB will be modified to equal Contract Value only and the rider charge will discontinue. Spousal Contract continuation will only apply one time for each Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you annuitize your Contract, you may choose any of those Annuity Payout Options offered in the Contract. The amount used for calculating Annuity Payout Options will be the Contract Value. In other words, you will forfeit any difference between your Contract Value and Benefit Amount by voluntarily annuitizing before the maximum Annuity Commencement Date.

If the annuity reaches the maximum Annuity Commencement Date the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under The Hartford's Lifetime Income Builder rules applicable when the Contract Value equals zero.

-   FIXED PERIOD CERTAIN PAYOUT OPTION

If your Contract Value goes to zero, you are entitled to receive payments in a fixed dollar amount for a stated number of years. The actual number of years that payments will be made is determined by dividing the Benefit Amount by the Benefit Payment. The total amount payable under this Annuity Payout Option will equal the Benefit Amount. This annualized amount will be paid over the determined number of years. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. The amount payable in the final year of payments may be less than the prior year's annual amount payable so that the total amount of the payouts will be equal to the Benefit Amount. If, at the death of the any Annuitant, payments have been made for less than the stated number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner's last instructions on record.

-   FIXED LIFETIME AND PERIOD CERTAIN PAYOUT OPTION

If your Contract Value goes to zero and the Owner(s) are alive and age 60 or older, you are entitled to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years. The minimum number of years that payments will be made is determined on the Annuity Calculation Date by dividing the Benefit Amount by the Lifetime Benefit Payment. The total minimum amount payable under this option will equal the Benefit Amount. This Lifetime Benefit Payment amount will be paid over the greater of the minimum number of years, or until the death of any Annuitant. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the minimum number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner's last instructions on record.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the ownership change effective date. We may prohibit investment in any Sub-Account, require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund-of-funds Sub-Accounts. If you violate the restrictions, then this rider, its benefits and its charges will terminate.

APP B-6

-------------------------------------------------------------------------------

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

CAN WE AGGREGATE CONTRACTS?

For purposes of determining the Benefit Amount under this rider, we reserve the right to treat one or more Contracts issued by us to you with any optional Withdrawal Benefit rider in the same calendar year as one Contract. Accordingly, if we elect to aggregate Contracts, we will change the period over which we measure withdrawals against the Benefit Payment.

OTHER INFORMATION

For examples of how this rider works, see "Appendix I."

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- This rider is no longer actively marketed and is not available in any State where The Hartford's Lifetime Income Builder II is approved for sale.

- The benefits under this rider cannot be directly or indirectly assigned, pledged, collateralized or securitized in any way. Any such actions will invalidate this rider.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use. For instance, if you deplete your Benefit Amount through Surrenders, whether voluntarily or as a result of Required Minimum Distributions, you will reduce your Death Benefit. If your Contract Value is zero as of the date of due proof of death, there will be no Death Benefit. This may be of special concern to seniors.

- Inasmuch as Withdrawal Benefits may reduce or eliminate the GMDB, electing this rider as part of an investment program involving a qualified plan may not make sense unless, for instance, other features of this Contract such as Withdrawal Benefits and access to Funds, outweigh the absence of additional tax advantages from a variable annuity.

- Annuitizing your Contract, whether voluntarily or not, will impact these benefits. First, annuitization shall eliminate the Guaranteed Minimum Death Benefit. Second, annuitization will terminate any Withdrawal Benefits which will be converted into annuity payments according to the annuitization option chosen. Accordingly, Lifetime Benefit Payments could be replaced by another "lifetime" payout option and will not be subject to automatic Benefit Amount increases.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- Purchasing this rider is a one time only event and cannot be undone later. If you elect this rider you will not be able to elect standard Death Benefits or optional riders other than MAV Plus.

- Any additional contributions made to your Contract after withdrawals have begun will cause the Benefit Amount to be recalculated. If an additional contribution is made, the Benefit Amount will be recalculated to equal the remaining Benefit Amount plus the additional contribution, which could be more or less than the original Benefit Amount and could change the amount of your Benefit Payments or Lifetime Benefit Payments, as the case may be.

- Spouses who are not a joint Owner or Beneficiary may find continuation of this rider to be unavailable or unattractive after the death of the Owner-Spouse. Continuation of the options available in this rider is dependent upon its availability at the time of death of the first Owner-Spouse and will be subject to then prevailing charges.

-   Certain ownership changes may result in a reduction of benefits.

- Annuitizing your Contract instead of receiving Benefit Payments or Lifetime Benefit Payments will forfeit any increases in your Benefit Amount over your Contract Value. Voluntary or involuntary annuitization will terminate Lifetime Benefit Payments. Annuity Payout Options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- Finally, we may increase the charge for this rider on or after the fifth Contract Anniversary or five years since your last increase notification, whichever is later.

- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

                                                                     APP C-1

-------------------------------------------------------------------------------

APPENDIX C - THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS

OBJECTIVE

The objective of these two different riders is to (i) protect your investment from poor market performance; (ii) provide longevity protection through Lifetime Benefit Payments; and (iii) provide Death Benefit protection.

HOW DO THE RIDERS HELP ACHIEVE THIS GOAL?

- LIFETIME WITHDRAWAL FEATURE. Provided you follow the rules below, the riders provide a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's Lifetime Income Eligibility Date until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the rider chosen:

Lifetime Income                 =      Payment Base or Contract   x      Withdrawal Percent
Builder Selects                        Value, whichever is
                                       higher
                                                - or -
Lifetime Income                 =      Payment Base               x      Withdrawal Percent
Builder Portfolios

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments (adjusted for partial Surrenders) or Contract Value as of the date due proof of death is received by us for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THE RIDERS?

The Hartford's Lifetime Income Builders Selects is closed to new investors.

When you buy either rider, you must provide us with the names and date of birth of the Owner, any joint Owner, Annuitant and Beneficiary. We then determine who the "Relevant Covered Life" and other "Covered Lives" will be when establishing the Withdrawal Percent.

- A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

- For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner, and his or her Spouse is the joint Owner or Beneficiary.

- The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing either rider is
80. These age restrictions also apply to the Beneficiary when the Joint/Spousal Option is chosen.

DOES ELECTING EITHER RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect either rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR EITHER RIDER CALCULATED?

The fee for the riders is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary after your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for the riders will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

APP C-2

-------------------------------------------------------------------------------

We reserve the right to increase the charge for either or both riders (and any option) up to the maximum fees described in the Synopsis at any time 12 months after either rider's effective date. Any future fee increase will be based on the charge that we are then currently charging other customers who have not previously elected such rider.

Fee increases will not apply if (a) the age of the Relevant Covered Life is 81 or older; (b) you notify us of your election to permanently waive automatic Payment Base increases as described below; or (c) we convert your benefits based on our Minimum Amount rules defined in your Contract. This fee may not be the same as the fee that we charge new purchasers.

Subject to the foregoing limitation, we also reserve the right to charge a different fee for either rider (or options) to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.

You will receive advanced notice of any fee increase. You may decline the fee increase and permanently waive automatic Payment Base increases by:

-   Notifying us in writing, verbally or electronically, if available.

- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

- We will only honor notifications from the Owner or joint Owner and not through your broker.

- Your decision to decline the fee increase and waive automatic Payment Base increases is irrevocable. You will not be able to accept the fee increase and resume automatic Payment Base increases in the future.

- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.

- If you decline the fee increase, and defer withdrawals for at least five years, the Withdrawal Percentage will continue to be reset when a new age band is reached according to the rider's rules.

DOES THE PAYMENT BASE CHANGE UNDER EITHER RIDER?

Yes, your initial Payment Base equals your initial Premium Payment except in regard to a company sponsored-exchange program. Your Payment Base will fluctuate based on:

       -   automatic Payment Base increases; and

       -   subsequent Premium Payments; and

       - partial Surrenders (including partial Surrenders taken prior to the Lifetime Income Eligibility Date or if the amount of the partial Surrender exceeds either your Threshold or Lifetime Benefit Payment amount).

- Automatic Payment Base Increase: Your automatic annual Payment Base increase varies depending on whether you choose The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. The following table describes how these options operate:

                         THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS         THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
New Payment Base     [(current Anniversary Value (prior to the rider charge   The higher of current Contract Value or Payment Base
                     being taken) divided by your prior Payment Base)]
                     multiplied by your prior Payment Base
Annual Payment Base  0% - 10%                                                 Unlimited
increase limits

  We will determine if you are eligible for annual automatic Payment Base increases on each Contract Anniversary.

  Automatic Payment Base increases will cease upon the earliest of:

    -   your Annuity Commencement Date;

    - the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80; or

                                                                     APP C-3

-------------------------------------------------------------------------------

    -   You waive your right to receive automatic Payment Base increases.

  Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under either rider. See Examples 16 and 17 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis. See Examples 10 and 11 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior to the Lifetime Income Eligibility Date, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable limits as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to the Lifetime Income Eligibility Date, are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B. If cumulative partial Surrenders taken after the Lifetime Income Eligibility Date are equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

  See Examples 3-9 and 12-15 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I

- Covered Life changes may also trigger a recalculation of your Payment Base, Lifetime Benefit Payment, Guaranteed Minimum Death Benefit and rider fees. See "WHAT HAPPENS IF YOU CHANGE OWNERSHIP?" below.

- Option Conversion. We reserve the right to offer a one-time only conversion from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, on or after the first Contract Anniversary after the rider has been in effect and prior to the Relevant Covered Life's reaching attained age 81. Your then current Payment Base will be your new Payment Base for the purposes of the converted rider. This conversion will go into effect on the next following Contract Anniversary. A conversion notice must be received by us in good order between 30 days prior to, or within 15 days after, a Contract Anniversary. This privilege may be withdrawn at our sole discretion at any time without prior notice. The rider fee and any associated restrictions will be based on the rider then in effect. You may rescind your election within 15 days after making your election. Upon rescission; however, your Payment Base will be reset at the LOWER of the then applicable Payment Base or the Contract Value at the time of rescission. RESCISSION OF A CONVERSION OPTION MAY THEREFORE RESULT IN A PERMANENT REDUCTION OF BENEFITS. Once rescinded, this privilege will be terminated.

- Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

IS EITHER RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, withdrawals taken prior to the Lifetime Income Eligibility Date are not guaranteed to be available throughout your lifetime. Such withdrawals will reduce (and may even eliminate) the Payment Base otherwise available to establish Lifetime Benefit Payments and Guaranteed Minimum Death Benefits.

APP C-4

-------------------------------------------------------------------------------

As shown in the following table, the Withdrawal Percent for all partial Surrenders taken BEFORE the Lifetime Income Eligibility Date will be 5% (Single Life Option) or 4.5% (Joint/Spousal Option). In contrast, the Withdrawal Percent for partial Surrenders taken AFTER the Lifetime Income Eligibility Date will be based on the chronological age of the Relevant Covered Life at the time of the first withdrawal as shown below:

                                                     WITHDRAWAL PERCENT
           RELEVANT COVERED LIFE              SINGLE LIFE         JOINT/SPOUSAL
               ATTAINED AGE                      OPTION               OPTION
--------------------------------------------------------------------------------
          [LESS THAN]59 1/2 - 64                  5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                  80 - 84                         7.0%                 6.5%
                  85 - 90                         7.5%                 7.0%
                    90+                           8.0%                 7.5%

Except as provided below, the Withdrawal Percent will be based on the chronological age of the Relevant Covered Life at the time of the first Surrender.

    1. If a partial Surrender HAS NOT been taken, your new Withdrawal Percent will be effective on the next birthday that brought the Relevant Covered Life into a new Withdrawal Percent age band; or

    2. If you have deferred taking partial Surrenders for five years from the date you purchased this rider, your new Withdrawal Percent will be effective on the next birthday that brings the Relevant covered Life into a new Withdrawal Percent age band. Your new Withdrawal Percent will thereafter continue to change based on the age of the Relevant Covered Life as shown on the table above regardless of whether partial Surrenders are taken after such five year period or;

    3. If the preceding requirements in (1) or (2) have not been met, your new Withdrawal Percent will be effective as of the Contract Anniversary when the next automatic Payment Base increase occurs due to market performance after the birthday that brings the Relevant Covered Life into a new Withdrawal Percent age band.

If you meet the deferral requirements above, you will not forfeit your right to automatic Withdrawal Percent increases even if you decline future fee increases.

Please refer to Example 24 in The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios Examples Appendix for more information.

IS EITHER RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments adjusted for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of either rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. For Joint/Spousal election of either rider, no Death Benefit will be available when a Relevant Covered Life is the Beneficiary and the Beneficiary dies.

Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and
        (ii) proportionate basis for the amount in excess of the Threshold.

    B. If cumulative partial Surrenders after the Lifetime Income Eligibility Date are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

                                                                     APP C-5

-------------------------------------------------------------------------------

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL FEATURE" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES EITHER RIDER REPLACE THE STANDARD DEATH BENEFIT?

YES, IT PERMANENTLY REPLACES THE STANDARD DEATH BENEFIT. The Guaranteed Minimum Death Benefit will be reset to equal Contract Value when there is a Covered Life change that exceeds the permissible age limitation under either rider. This may also occur for the Single Life Option when the spouse elects Spousal Contract continuation and the new Covered Life exceeds the age limit.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation by you of either rider.

WHAT EFFECT DOES PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER EITHER RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under either rider.

If your Contract Value on any Contract Anniversary is ever reduced below the minimum amount (as defined in your Contract - generally, the greater of $500 or one Lifetime Benefit Payment) as a result of investment performance or if on any Valuation Day a partial Surrender is taken that reduces your Contract Value below the minimum amount, then the following will occur:

-   We will no longer accept subsequent Premium Payments; and

- You will be required to either make a full Surrender or promptly transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs (failure to do so after a reasonable amount of time being deemed as acquiescence to our reallocation of these sums to the Money Market Sub-Account); and

- Lifetime Benefit Payments will continue and Withdrawal Percent increases will continue if the Contract qualifies for the 5-year deferral provision;

- Your Guaranteed Minimum Death Benefit will continue to be reduced by Lifetime Benefit Payments until reduced to zero at which time your Death Benefit shall be equal to your Contract Value; and

- All other privileges under either rider will terminate and you will no longer be charged a rider fee or Annual Maintenance Fee; and

- If any amount greater than a Lifetime Benefit Payment is requested, the Contract will be liquidated, the rider will terminate and the Guaranteed Minimum Death Benefit will be lost.

See Examples 21 and 22 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a recalculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the applicable rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change. The charge for this rider will remain the same.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change. The charge for this rider will remain the same.

APP C-6

-------------------------------------------------------------------------------

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Lifetime Withdrawal Feature of either rider and continue the Guaranteed Minimum Death Benefit only. The charge for the rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of either rider at the time of the change, or we no longer offer either rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer such rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Lifetime Withdrawal Feature will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer such rider, then we will use the attained age of the older Covered Life as of the date of the Covered Life change to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer such rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If such rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

                                                                     APP C-7

-------------------------------------------------------------------------------

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL FEATURE?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the sole Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and such rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and such rider (or a similar rider, as we determine) is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering such rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Feature, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

Either rider is designed to facilitate the continuation of your rights under the rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date; and

-   The Lifetime Benefit Payment will be recalculated.

The remaining Covered Life can not name a new owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. Either rider will terminate upon the death of the remaining Covered Life.

See Examples 18 and 19 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole

APP C-8

-------------------------------------------------------------------------------

discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our Minimum Amount rule then in effect.

If your Contract Value is reduced below our Minimum Amount rule (as defined in your Contract), then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 1/2 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 1/2 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

                                                                     APP C-9

-------------------------------------------------------------------------------

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes, as described in the following table:

Lifetime Income Builder    We reserve the right to limit the Funds into which you may allocate your Contract Value. We may
Selects                    prohibit investment in certain Funds or require you to allocate your Contract Value only to certain
                           Funds or in accordance with one of a number of model portfolios or Programs.
Lifetime Income Builder    Your Contract Value must be invested in one or more Programs and in an approved model portfolio,
Portfolios                 Funds or other investment vehicles established from time to time. Permissible portfolios, Funds,
                           Programs or other investment vehicles are described in your application and other communications. Not all model portfolios or Programs are available through all Financial Intermediaries.
                           We may, in our sole discretion, add, replace or alter Funds, Programs and model portfolios from time to time. You will be provided with advance notification of any investment restriction changes.
                           Changes may be made on a prospective basis with respect to any additional Premium Payments received.
                           While you may switch from model portfolio to model portfolio, you can not pick and choose Funds within any model portfolios nor may you specify which Funds should be redeemed to satisfy the
                           Lifetime Withdrawal Feature. You may provide written investment instructions to invest Contract Value in a manner that violates these investment restrictions. Any such action will; however, result in the termination of your rights under either rider.

Investments within model portfolios will fluctuate in value and may be worth more or less than your original investment. We are not responsible for lost investment opportunities associated with the implementation of these investment restrictions. Please refer to each Fund's investment objectives, policies and restrictions and the risks of investing in each Fund as described in this prospectus and the prospectus for each Fund.

If your Lifetime Withdrawal Feature is revoked due to failure to comply with the investment restrictions, you will have a one time opportunity to reinstate the Lifetime Withdrawal Feature on your rider. There is a 15 calendar day reinstatement period that will begin from the date your lifetime withdrawal feature is revoked. During the reinstatement period, if you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change, your opportunity to reinstate will be terminated.

Upon reinstatement of your Lifetime Withdrawal Feature under either rider, your Payment Base will be reset at the lower of the Payment Base prior to the revocation and Contract Value as of the date of the reinstatement. Your Withdrawal Percentage will be set equal to the Withdrawal Percentage prior to the Lifetime Withdrawal Feature revocation; unless, if within the reinstatement period you reach a new age band and no partial Surrenders have been taken, then the Withdrawal Percentage will be set equal to the appropriate percentage based on the attained age of the Relevant Covered Life. Your Lifetime Benefit Payment will be recalculated based on the Lifetime Withdrawal Feature values as of the date of the reinstatement. We will deduct a prorated rider charge on your Contract Anniversary following the reinstatement for the time period between the reinstatement date and your first Contract Anniversary following the reinstatement.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. These restrictions are not currently enforced.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

APP C-10

-------------------------------------------------------------------------------

- YOUR ANNUAL LIFETIME BENEFIT PAYMENTS MAY FLUCTUATE BASED ON CHANGES IN THE PAYMENT BASE AND CONTRACT VALUE. THE PAYMENT BASE IS SENSITIVE TO PARTIAL SURRENDERS IN EXCESS OF THE THEN CURRENT MAXIMUM LIFETIME BENEFIT PAYMENT OR THRESHOLD. IT IS THEREFORE POSSIBLE THAT SURRENDERS AND SUBSEQUENT PREMIUM PAYMENTS WITHIN THE SAME CONTRACT YEAR, WHETHER OR NOT EQUAL TO ONE ANOTHER, CAN RESULT IN LOWER LIFETIME BENEFIT PAYMENTS.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, the Death Benefit will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize, you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- If you had elected the conversion option from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, and subsequently rescinded that election, your Payment Base will be set to the lower of the Payment Base or the Contract Value on the date of the rescission and therefore your old Payment Base will not be restored. The Death Benefit will also be set to the lower of the Guaranteed Minimum Death Benefit and the Contract Value on the date of the rescission.

- Even though either rider is designed to provide living benefits, you should not assume that you will necessarily receive payments for life if you have violated any of the terms of this rider.

- While there is no minimum age for electing either rider, withdrawals taken prior to the Lifetime Income Eligibility Date will reduce, or can even eliminate guaranteed Lifetime Benefit Payments. PAYMENTS TAKEN PRIOR TO THE LIFETIME INCOME ELIGIBILITY DATE ARE NOT GUARANTEED TO LAST FOR A LIFETIME. Either rider may not be suitable if a Covered Life is under attained age 59 1/2.

- The determination of the Relevant Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate either or both riders post-election based on your violation of benefit rules and may otherwise withdraw such rider (or any option) for new sales at any time. In the event that either rider (or any option) is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated and the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

- Unless otherwise provided, you may select either rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect either rider you will not be eligible to elect optional riders other than MAV or MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of either rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in either optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- The fee for either rider may increase any time after 12 months from either rider's effective date. There are no assurances as to the fee we will be charging at the time of each Payment Base increase. This is subject to the maximum fee disclosed in the Synopsis.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

-------------------------------------------------------------------------------

To obtain a Statement of Additional Information, please complete the form below and mail to:


     ADDRESS UNTIL AUGUST 13, 2011:



     The Hartford Wealth Management - Global Annuities
     PO Box 5085
     Hartford, Connecticut 06102-5085



     ADDRESS AFTER AUGUST 13, 2011:



     The Hartford Wealth Management - Global Annuities
     PO Box 14293
     Lexington, KY 40512-4293


Please send a Statement of Additional Information for Series I of The Director M Plus variable annuity to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT THREE

                              THE DIRECTOR M PLUS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.


To obtain a prospectus, send a written request to:



ADDRESS UNTIL AUGUST 13, 2011:



The Hartford Wealth Management - Global Annuities
PO Box 5085
Hartford, Connecticut 06102-5085



ADDRESS AFTER AUGUST 13, 2011:



The Hartford Wealth Management - Global Annuities
PO Box 14293
Lexington, KY 40512-4293



Date of Prospectus: May 2, 2011
Date of Statement of Additional Information: May 2, 2011


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    4
  Additional Materials                                                         5
  Performance Comparisons                                                      5
ACCUMULATION UNIT VALUES                                                       6
FINANCIAL STATEMENTS                                                        SA-1

2

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated financial statements of Hartford Life Insurance Company (the "Company") as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 25, 2011 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010, for other-than-temporary impairments as required by accounting guidance adopted in 2009, and for the fair value measurement of financial instruments as required by accounting guidance adopted in 2008) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Three as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 30, 2011, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2010: $1,972,746; 2009: $1,636,348; and 2008: $19,192,922.


ADDITIONAL PAYMENTS


As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in excess of $100 in 2010 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



A & F Financial Securities, Inc., Addison Avenue Federal C. U., AIG Financial Advisors, AIG Retirement Advisors, Inc., AIM Distributors, Inc., Allen & Company of Florida, Inc., Alliance Bernstein Investments, Inc., Amcore Investment Services, Inc., American Capital Partners LLC, American Investors Company, American Portfolios Financial Services, Ameriprise Financial Services, Inc., Ameritas Investment Corp., Amtrust Bank, Amtrust Investment Services, Inc., Anchor Bank, Anderson & Strudwick, Inc., Arvest Asset Management, Arvest Bank, Associated Bank, NA, Associated Investment Services, Inc., AXA Advisors, LLC, Banc of America Investment Services, Inc., Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank of Oklahoma, NA., Bank of the West, Bank Securities Association, Bankers & Investors Co., BankWest, Inc., Baxter CU, BB&T Investment Services, Inc., BCG Securities, Inc., Beneficial Investment Services, Bernard Herold & Co., Inc., BOSC, Inc., BPU Investment Management, Inc., Brewer

-------------------------------------------------------------------------------


Financial Services, LLC, Bruce A. Lefavi Securities, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cambridge Legacy Sec., LLC, Cantella & Co., Inc., Capital Analysts, Inc., Capital Investment Group, Inc., Capital One Investments Services LLC, Carolina First Bank, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., Charles Schwab & Company, Inc, Chase Investments Services, Corp., Citadel Federal Credit Union, Citigroup Global Markets, Inc., City Securities Corporation, Columbia Bank, Comerica Securities, Commerce Brokerage Services, Inc., Commonwealth Financial Network, Compass Bank, Compass Brokerage, Inc., Crowell, Weedon & Co., Crown Capital Securities, LLP, CUE, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, Delta Equity Services Corp., Diversified Resources, LLC, Dominion Investor Services, Inc., Donnelly Steen & Co., Eagle One Investments, LLC, Edward Jones, Emerson Equity, LLC, Essex Financial Services, Inc., Essex National Securities, Inc., Essex Savings Bank, Fairport Capital, Inc., FCG Advisors, Fifth Third Bank, Fifth Third Securities, Financial Network Investment Corp., Financial Security Management, Inc., Fintegra LLC, First Allied Securities, First Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Commonwealth Bank, First Heartland Capital, Inc., First Liberty National Bank, First Midwest Securities, First National Bank of Omaha, First Niagara Bank, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities, Inc., FNIC F.I.D. Div., Foothill Securities, Inc., Foresters Equity Services, Inc., Franklin Templeton Dist., Inc., Frost Brokerage Services Inc., FSC Securities Corporation, FSIC, Fulton Bank, Fulton Financial Corp., GBS Financial Corp., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., Gold Coast Securities, Inc., Great American Advisors, Inc., Greylock Federal Credit Union, Gunnallen Financial, Inc., GWN Securities, Inc., H. Beck, Inc., H. D. Vest Investment Services, Hamilton Cavanaugh & Associates, Inc., Harbour Investments, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, Hazlett, Burt & Watson, Inc., Hefren - Tillotson / Masterplan, Hightower Securities LLC, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities (USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., Independent Financial Group, LLC, Indiana Merchant Banking & Brok., Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, InterSecurities Inc., Intervest Inter. Equities Corp., INVEST Financial Corporation, INVEST / Johnson Bank, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., Joseph Gunnar & Co. LLC, KeyBank, NA, Key Investment Services, LLC., Kinecta Credit Union, KMS Financial Services, Inc., Kovack Securities, Inc., KW Securities Corporation, L.O. Thomas & Company, LaSalle Street Securities, Inc., Leigh Baldwin & Co., LLC, Liberty Group, LLC, Lincoln Financial Advisors Corp., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., Long Island Financial Group. LPL Financial Corporation, LPL Financial Services, LSY, Inc., M Holdings Securities, Inc., M & T Bank, M & T Securities, Inc., Manufacturers Bank & Trust Co., MB Financial Bank, NA, Merrill Lynch Inc., MetLife Securities, Inc., MidAmerica Financial Services, Inc., Money Concepts Capital Corp., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc., Morgan Stanley Smith Barney, Multi-Financial Securities Corp., Multiple Financial Services, Inc., Mutual Securities, Inc., Mutual Service Corp., National Penn Investors Trust, National Planning Corporation, National Securities Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, NBC Securities, Inc., New England Securities Corp., NewAlliance Investments, Inc., Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., Northeast Securities, Inc., Northwestern Mutual Inv. Services, NRP Financial, Inc., Nutmeg Securities, Ltd., nuVision Financial Federal CU, OFG Financial Services, Inc., Ohio National Equities, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Pacific West Securities, Inc., Park Avenue Securities, LLC, Peak Investment, Peoples Securities, Inc., Pershing, PlanMember Securities Corp., PNC Bank Corp., PNC Investments LLC, Poca Valley Bank, Inc., Premier America Credit Union, Prime Capital Services, Inc., PrimeVest Financial Services, Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBC Dain FID Division, RBS Citizens, NA, Regal Securities, Inc., Resource Horizons Group, LLC, Robert W. Baird & Co., Inc., Rogan & Associates, Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Sanders Morris Harris, Inc., SchoolsFirst FCU, Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signature Bank, Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank Advisor, South Valley Wealth Management, Southwest Securities, Inc., Sovereign Bank, Spectrum Capital Inc., StellarOne Wealth Management, Stephens, Inc., Sterne Agee & Leach, inc., Stifel, Nicolaus & Co., Inc., Summit Brokerage Services Inc., Summitalliance Securities, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Susquehanna Bank, SWBC Investment Company, Symetra Investment Services, Inc., Synergy Investment Group, Synovus Securities, TD Ameritrade, Inc., TD Bancnorth, National Association, TFS Securities, Inc., The Golden 1 Credit Union, The Huntington Investment Co., The Winning Edge Financial Group, Thrasher & Company, Thurston, Springer, Miller, Herd, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Triangle Securities LLC, Trustmont Financial Group, Inc., UBS Financial Services, Inc., UMB Bank, NA, UMB Financial Services, Inc., Union Bank & Trust, Union Bank of California, NA, Union Savings Bank, UnionBanc Investment Services, United Bank, United Bank, Inc., United Brokerage Services, Inc., US Bancorp FID, US Bancorp Investments, US Bank, NA, UVest Financial Services Group, Inc., VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Wachovia ISG Platform, Waddell & Reed, Inc., Wall Street Financial Group, Walnut Street Securities, Inc., Waterstone Financial Group, Inc., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins.

4

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Services Inv. Adv., Wells Fargo Investments, Wells Federal Bank, WesBanco Bank,
Inc., WesBanco Securities, Inc., Wescom Financial Services, Westamerica Bank, Western Federal Credit Union, Western International Securities, WFG Investments, Inc., Woodbury Financial Services, Inc., Workman Securities Corp. and WRP Investments, Inc.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the later of the date of the inception of the Sub-Account or Separate Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deduct for the Total Annual Fund Operating Expenses, any Sales Charge, Separate Account Annual Expenses without any optional charge deductions and the Annual Maintenance Fee.

The formula we use to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the later of the date of inception of the underlying fund or Separate Account for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return includes the impact of a minimum 1% sales charge, if applicable, and the Annual Maintenance Fee is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR." Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

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Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

6

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ACCUMULATION UNIT VALUES

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show all classes of Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Value appear in the prospectus, which assumes you select either no optional benefits or all optional benefits.


HARTFORD LIFE INSURANCE COMPANY



                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.379           $8.474          $12.337
  Accumulation Unit Value at end
   of period                         $11.266          $10.379           $8.474
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        467              533              544
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $10.279           $8.409          $12.268
  Accumulation Unit Value at end
   of period                         $11.135          $10.279           $8.409
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         20               32               32
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.229           $8.377          $12.233
  Accumulation Unit Value at end
   of period                         $11.070          $10.229           $8.377
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         79               89              107
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $10.131           $8.313          $12.164
  Accumulation Unit Value at end
   of period                         $10.942          $10.131           $8.313
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        346              476              465
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.131           $8.313          $12.164
  Accumulation Unit Value at end
   of period                         $10.942          $10.131           $8.313
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        346              476              465
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.770          $10.505                -
  Accumulation Unit Value at end
   of period                         $13.758          $12.770                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         26                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.985           $8.218          $12.060
  Accumulation Unit Value at end
   of period                         $10.752           $9.985           $8.218
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         32               34               35
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.728          $10.502                -
  Accumulation Unit Value at end
   of period                         $13.671          $12.728                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.238           $5.282          $10.517
  Accumulation Unit Value at end
   of period                          $8.021           $7.238           $5.282
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        107              104               62
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $7.205           $5.268          $10.511
  Accumulation Unit Value at end
   of period                          $7.968           $7.205           $5.268
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         10               37               23
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $7.188           $5.262          $10.508
  Accumulation Unit Value at end
   of period                          $7.942           $7.188           $5.262
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         40               26               22

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.910          $10.638           $9.737
  Accumulation Unit Value at end
   of period                         $12.337          $11.910          $10.638
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        384               99               32
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.866          $10.621           $9.734
  Accumulation Unit Value at end
   of period                         $12.268          $11.866          $10.621
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         40               38               10
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.844          $10.612           $9.732
  Accumulation Unit Value at end
   of period                         $12.233          $11.844          $10.612
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         92               14                4
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.801          $10.594           $9.729
  Accumulation Unit Value at end
   of period                         $12.164          $11.801          $10.594
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        355              209               93
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.801          $10.594           $9.729
  Accumulation Unit Value at end
   of period                         $12.164          $11.801          $10.594
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        355              209               93
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.736          $10.567           $9.724
  Accumulation Unit Value at end
   of period                         $12.060          $11.736          $10.567
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         46               42                7
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.365                -                -
  Accumulation Unit Value at end
   of period                         $10.517                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $10.362                -                -
  Accumulation Unit Value at end
   of period                         $10.511                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.360                -                -
  Accumulation Unit Value at end
   of period                         $10.508                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $7.156           $5.248          $10.502
  Accumulation Unit Value at end
   of period                          $7.890           $7.156           $5.248
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         65               48               17
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.156           $5.248          $10.502
  Accumulation Unit Value at end
   of period                          $7.890           $7.156           $5.248
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         65               48               17
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.594          $10.731                -
  Accumulation Unit Value at end
   of period                         $16.052          $14.594                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.107           $5.228          $10.493
  Accumulation Unit Value at end
   of period                          $7.813           $7.107           $5.228
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                4                4
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.546          $10.728                -
  Accumulation Unit Value at end
   of period                         $15.952          $14.546                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.272           $7.012          $15.252
  Accumulation Unit Value at end
   of period                          $9.517           $9.272           $7.012
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,365            1,436            1,638
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $9.182           $6.958          $15.165
  Accumulation Unit Value at end
   of period                          $9.406           $9.182           $6.958
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        185              206              233
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.138           $6.932          $15.122
  Accumulation Unit Value at end
   of period                          $9.351           $9.138           $6.932
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        321              301              329
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $9.050           $6.879          $15.037
  Accumulation Unit Value at end
   of period                          $9.243           $9.050           $6.879
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,136            1,272            1,440
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.050           $6.879          $15.037
  Accumulation Unit Value at end
   of period                          $9.243           $9.050           $6.879
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,136            1,272            1,440
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.923          $10.609                -
  Accumulation Unit Value at end
   of period                         $14.185          $13.923                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.920           $6.800          $14.910
  Accumulation Unit Value at end
   of period                          $9.082           $8.920           $6.800
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        102              126              143
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.878          $10.606                -
  Accumulation Unit Value at end
   of period                         $14.096          $13.878                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $10.357                -                -
  Accumulation Unit Value at end
   of period                         $10.502                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.357                -                -
  Accumulation Unit Value at end
   of period                         $10.502                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.353                -                -
  Accumulation Unit Value at end
   of period                         $10.493                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.678          $11.038           $9.315
  Accumulation Unit Value at end
   of period                         $15.252          $14.678          $11.038
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,202              751              142
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $14.624          $11.020           $9.312
  Accumulation Unit Value at end
   of period                         $15.165          $14.624          $11.020
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        207              187               75
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $14.597          $11.011           $9.310
  Accumulation Unit Value at end
   of period                         $15.122          $14.597          $11.011
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        306              130               18
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $14.544          $10.992           $9.307
  Accumulation Unit Value at end
   of period                         $15.037          $14.544          $10.992
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,278            1,036              530
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $14.544          $10.992           $9.307
  Accumulation Unit Value at end
   of period                         $15.037          $14.544          $10.992
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,278            1,036              530
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $14.464          $10.964           $9.302
  Accumulation Unit Value at end
   of period                         $14.910          $14.464          $10.964
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        121              117               82
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

8

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID
 CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.514           $7.488          $11.843
  Accumulation Unit Value at end
   of period                         $13.098          $10.514           $7.488
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        164              173              191
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $10.412           $7.431          $11.776
  Accumulation Unit Value at end
   of period                         $12.946          $10.412           $7.431
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         14               14               11
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.362           $7.403          $11.742
  Accumulation Unit Value at end
   of period                         $12.870          $10.362           $7.403
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         44               50               52
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $10.262           $7.346          $11.676
  Accumulation Unit Value at end
   of period                         $12.721          $10.262           $7.346
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        119              146              163
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.262           $7.346          $11.676
  Accumulation Unit Value at end
   of period                         $12.721          $10.262           $7.346
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        119              146              163
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.215          $10.919                -
  Accumulation Unit Value at end
   of period                         $18.813          $15.215                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.114           $7.262          $11.577
  Accumulation Unit Value at end
   of period                         $12.500          $10.114           $7.262
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                6                7
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.165          $10.916                -
  Accumulation Unit Value at end
   of period                         $18.696          $15.165                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.995           $6.712          $11.562
  Accumulation Unit Value at end
   of period                          $8.767           $7.995           $6.712
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        806              882              935
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $7.918           $6.661          $11.497
  Accumulation Unit Value at end
   of period                          $8.665           $7.918           $6.661
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         98              106              115
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $7.880           $6.635          $11.464
  Accumulation Unit Value at end
   of period                          $8.614           $7.880           $6.635
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        172              174              179
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $7.804           $6.584          $11.400
  Accumulation Unit Value at end
   of period                          $8.514           $7.804           $6.584
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        649              734              778
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.804           $6.584          $11.400
  Accumulation Unit Value at end
   of period                          $8.514           $7.804           $6.584
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        649              734              778

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID
 CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.853          $10.546           $9.413
  Accumulation Unit Value at end
   of period                         $11.843          $11.853          $10.546
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        198               91               16
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.809          $10.528           $9.409
  Accumulation Unit Value at end
   of period                         $11.776          $11.809          $10.528
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12               14               12
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.787          $10.520           $9.408
  Accumulation Unit Value at end
   of period                         $11.742          $11.787          $10.520
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         49               31                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.744          $10.502           $9.405
  Accumulation Unit Value at end
   of period                         $11.676          $11.744          $10.502
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        172               76               25
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.744          $10.502           $9.405
  Accumulation Unit Value at end
   of period                         $11.676          $11.744          $10.502
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        172               76               25
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.680          $10.476           $9.400
  Accumulation Unit Value at end
   of period                         $11.577          $11.680          $10.476
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5                3                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.259          $10.293           $9.626
  Accumulation Unit Value at end
   of period                         $11.562          $12.259          $10.293
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        686              386               97
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $12.214          $10.275           $9.623
  Accumulation Unit Value at end
   of period                         $11.497          $12.214          $10.275
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        116               97               47
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.192          $10.267           $9.621
  Accumulation Unit Value at end
   of period                         $11.464          $12.192          $10.267
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        149               75                9
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $12.147          $10.250           $9.618
  Accumulation Unit Value at end
   of period                         $11.400          $12.147          $10.250
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        724              570              329
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.147          $10.250           $9.618
  Accumulation Unit Value at end
   of period                         $11.400          $12.147          $10.250
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        724              570              329

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.316          $10.418                -
  Accumulation Unit Value at end
   of period                         $13.404          $12.316                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.691           $6.509          $11.303
  Accumulation Unit Value at end
   of period                          $8.366           $7.691           $6.509
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         57               76               84
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.276          $10.415                -
  Accumulation Unit Value at end
   of period                         $13.320          $12.276                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.775           $8.082          $14.331
  Accumulation Unit Value at end
   of period                         $12.399          $10.775           $8.082
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,905            3,153            3,408
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $10.671           $8.020          $14.250
  Accumulation Unit Value at end
   of period                         $12.255          $10.671           $8.020
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        322              405              443
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.620           $7.990          $14.209
  Accumulation Unit Value at end
   of period                         $12.184          $10.620           $7.990
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        527              500              518
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $10.518           $7.929          $14.129
  Accumulation Unit Value at end
   of period                         $12.042          $10.518           $7.929
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,866            2,161            2,396
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.518           $7.929          $14.129
  Accumulation Unit Value at end
   of period                         $12.042          $10.518           $7.929
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,866            2,161            2,396
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.516          $10.215                -
  Accumulation Unit Value at end
   of period                         $15.437          $13.516                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         11                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.366           $7.838          $14.009
  Accumulation Unit Value at end
   of period                         $11.833          $10.366           $7.838
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        169              182              200
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.472          $10.212                -
  Accumulation Unit Value at end
   of period                         $15.341          $13.472                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY(R) VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.365           $5.511           $9.548
  Accumulation Unit Value at end
   of period                          $8.552           $7.365           $5.511
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         10                8                3
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $7.331           $5.497           $9.543
  Accumulation Unit Value at end
   of period                          $8.496           $7.331           $5.497
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                2

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.081          $10.224           $9.613
  Accumulation Unit Value at end
   of period                         $11.303          $12.081          $10.224
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         67               61               42
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.414          $11.320           $9.562
  Accumulation Unit Value at end
   of period                         $14.331          $12.414          $11.320
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,886            1,381              190
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $12.369          $11.301           $9.559
  Accumulation Unit Value at end
   of period                         $14.250          $12.369          $11.301
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        427              350               80
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.346          $11.292           $9.557
  Accumulation Unit Value at end
   of period                         $14.209          $12.346          $11.292
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        403              203               20
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $12.301          $11.273           $9.554
  Accumulation Unit Value at end
   of period                         $14.129          $12.301          $11.273
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,482            1,920              731
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.301          $11.273           $9.554
  Accumulation Unit Value at end
   of period                         $14.129          $12.301          $11.273
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,482            1,920              731
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.233          $11.245           $9.549
  Accumulation Unit Value at end
   of period                         $14.009          $12.233          $11.245
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        218              181               66
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY(R) VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.642                -                -
  Accumulation Unit Value at end
   of period                          $9.548                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $9.639                -                -
  Accumulation Unit Value at end
   of period                          $9.543                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

10

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $7.315           $5.490           $9.540
  Accumulation Unit Value at end
   of period                          $8.468           $7.315           $5.490
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $7.281           $5.476           $9.535
  Accumulation Unit Value at end
   of period                          $8.413           $7.281           $5.476
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                6                4
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.281           $5.476           $9.535
  Accumulation Unit Value at end
   of period                          $8.413           $7.281           $5.476
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                6                4
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.997          $10.553                -
  Accumulation Unit Value at end
   of period                         $16.132          $13.997                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.232           $5.455           $9.527
  Accumulation Unit Value at end
   of period                          $8.330           $7.232           $5.455
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.951          $10.550                -
  Accumulation Unit Value at end
   of period                         $16.030          $13.951                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY(R) VIP EQUITY-INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.782           $6.870          $12.208
  Accumulation Unit Value at end
   of period                          $9.932           $8.782           $6.870
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        819              909              991
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $8.697           $6.818          $12.139
  Accumulation Unit Value at end
   of period                          $9.816           $8.697           $6.818
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        105              120              132
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.655           $6.792          $12.104
  Accumulation Unit Value at end
   of period                          $9.759           $8.655           $6.792
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        158              155              165
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $8.572           $6.740          $12.036
  Accumulation Unit Value at end
   of period                          $9.646           $8.572           $6.740
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        653              745              806
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.572           $6.740          $12.036
  Accumulation Unit Value at end
   of period                          $9.646           $8.572           $6.740
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        653              745              806
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.003          $10.249                -
  Accumulation Unit Value at end
   of period                         $14.595          $13.003                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.448           $6.662          $11.934
  Accumulation Unit Value at end
   of period                          $9.478           $8.448           $6.662
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         63               81               87

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.637                -                -
  Accumulation Unit Value at end
   of period                          $9.540                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $9.635                -                -
  Accumulation Unit Value at end
   of period                          $9.535                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.635                -                -
  Accumulation Unit Value at end
   of period                          $9.535                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.630                -                -
  Accumulation Unit Value at end
   of period                          $9.527                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY(R) VIP EQUITY-INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.249          $10.378           $9.543
  Accumulation Unit Value at end
   of period                         $12.208          $12.249          $10.378
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        803              422               91
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $12.204          $10.361           $9.540
  Accumulation Unit Value at end
   of period                         $12.139          $12.204          $10.361
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        127              109               59
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.181          $10.352           $9.538
  Accumulation Unit Value at end
   of period                         $12.104          $12.181          $10.352
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        140               79               18
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $12.137          $10.335           $9.535
  Accumulation Unit Value at end
   of period                         $12.036          $12.137          $10.335
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        749              574              331
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.137          $10.335           $9.535
  Accumulation Unit Value at end
   of period                         $12.036          $12.137          $10.335
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        749              574              331
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.070          $10.309           $9.530
  Accumulation Unit Value at end
   of period                         $11.934          $12.070          $10.309
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         85               84               42

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.960          $10.246                -
  Accumulation Unit Value at end
   of period                         $14.504          $12.960                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
FIDELITY(R) VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.072           $7.204          $13.892
  Accumulation Unit Value at end
   of period                         $11.058           $9.072           $7.204
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        261              306              307
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $8.985           $7.149          $13.814
  Accumulation Unit Value at end
   of period                         $10.930           $8.985           $7.149
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         19               21               22
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.941           $7.121          $13.775
  Accumulation Unit Value at end
   of period                         $10.866           $8.941           $7.121
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         74               60               54
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $8.855           $7.067          $13.697
  Accumulation Unit Value at end
   of period                         $10.740           $8.855           $7.067
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        136              152              160
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.855           $7.067          $13.697
  Accumulation Unit Value at end
   of period                         $10.740           $8.855           $7.067
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        136              152              160
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.593          $10.075                -
  Accumulation Unit Value at end
   of period                         $15.236          $12.593                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.727           $6.986          $13.581
  Accumulation Unit Value at end
   of period                         $10.554           $8.727           $6.986
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         14               16               16
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.551          $10.072                -
  Accumulation Unit Value at end
   of period                         $15.140          $12.551                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY(R) VIP MID CAP
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.470           $8.340          $14.032
  Accumulation Unit Value at end
   of period                         $14.513          $11.470           $8.340
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        548              614              628
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.359           $8.276          $13.953
  Accumulation Unit Value at end
   of period                         $14.345          $11.359           $8.276
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         71               87               99
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.305           $8.244          $13.913
  Accumulation Unit Value at end
   of period                         $14.261          $11.305           $8.244
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        137              113              148
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.196           $8.181          $13.834
  Accumulation Unit Value at end
   of period                         $14.096          $11.196           $8.181
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        720              837              897

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY(R) VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.145          $10.627           $9.553
  Accumulation Unit Value at end
   of period                         $13.892          $11.145          $10.627
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        176              109               15
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.104          $10.609           $9.550
  Accumulation Unit Value at end
   of period                         $13.814          $11.104          $10.609
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         29               21                8
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.084          $10.600           $9.548
  Accumulation Unit Value at end
   of period                         $13.775          $11.084          $10.600
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         54               34                3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.043          $10.582           $9.545
  Accumulation Unit Value at end
   of period                         $13.697          $11.043          $10.582
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        146              128               58
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.043          $10.582           $9.545
  Accumulation Unit Value at end
   of period                         $13.697          $11.043          $10.582
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        146              128               58
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.983          $10.556           $9.540
  Accumulation Unit Value at end
   of period                         $13.581          $10.983          $10.556
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         24               18                7
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY(R) VIP MID CAP
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.362          $11.176           $9.318
  Accumulation Unit Value at end
   of period                         $14.032          $12.362          $11.176
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        643              399               54
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $12.317          $11.157           $9.314
  Accumulation Unit Value at end
   of period                         $13.953          $12.317          $11.157
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         94               84               24
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.294          $11.148           $9.313
  Accumulation Unit Value at end
   of period                         $13.913          $12.294          $11.148
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        111               87                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $12.249          $11.129           $9.310
  Accumulation Unit Value at end
   of period                         $13.834          $12.249          $11.129
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,037              926              348

12

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.196           $8.181          $13.834
  Accumulation Unit Value at end
   of period                         $14.096          $11.196           $8.181
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        720              837              897
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.329          $10.497                -
  Accumulation Unit Value at end
   of period                         $17.996          $14.329                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         10                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.034           $8.087          $13.717
  Accumulation Unit Value at end
   of period                         $13.851          $11.034           $8.087
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         45               52               57
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.282          $10.494                -
  Accumulation Unit Value at end
   of period                         $17.883          $14.282                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY(R) VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.136           $5.907          $12.322
  Accumulation Unit Value at end
   of period                         $11.359           $9.136           $5.907
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        142              139              138
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $9.048           $5.862          $12.252
  Accumulation Unit Value at end
   of period                         $11.227           $9.048           $5.862
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         11                4                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.004           $5.839          $12.217
  Accumulation Unit Value at end
   of period                         $11.161           $9.004           $5.839
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12                3                8
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $8.917           $5.795          $12.148
  Accumulation Unit Value at end
   of period                         $11.032           $8.917           $5.795
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         50               48               40
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.917           $5.795          $12.148
  Accumulation Unit Value at end
   of period                         $11.032           $8.917           $5.795
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         50               48               40
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.489          $10.742                -
  Accumulation Unit Value at end
   of period                         $20.349          $16.489                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.788           $5.728          $12.045
  Accumulation Unit Value at end
   of period                         $10.840           $8.788           $5.728
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                5                4
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.435          $10.739                -
  Accumulation Unit Value at end
   of period                         $20.221          $16.435                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $4.634           $3.614           $5.372
  Accumulation Unit Value at end
   of period                          $5.114           $4.634           $3.614
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        797              721              708

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.249          $11.129           $9.310
  Accumulation Unit Value at end
   of period                         $13.834          $12.249          $11.129
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,037              926              348
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.182          $11.101           $9.305
  Accumulation Unit Value at end
   of period                         $13.717          $12.182          $11.101
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         51               46               30
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY(R) VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.874          $10.401           $8.953
  Accumulation Unit Value at end
   of period                         $12.322          $11.874          $10.401
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         40               11                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.831          $10.384           $8.950
  Accumulation Unit Value at end
   of period                         $12.252          $11.831          $10.384
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.809          $10.375           $8.948
  Accumulation Unit Value at end
   of period                         $12.217          $11.809          $10.375
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12                5                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.766          $10.358           $8.945
  Accumulation Unit Value at end
   of period                         $12.148          $11.766          $10.358
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         44               35               13
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.766          $10.358           $8.945
  Accumulation Unit Value at end
   of period                         $12.148          $11.766          $10.358
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         44               35               13
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.701          $10.332           $8.940
  Accumulation Unit Value at end
   of period                         $12.045          $11.701          $10.332
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                4                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $5.119           $4.699           $4.355
  Accumulation Unit Value at end
   of period                          $5.372           $5.119           $4.699
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        682              468              254

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $4.566           $3.568           $5.314
  Accumulation Unit Value at end
   of period                          $5.028           $4.566           $3.568
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         55               33               43
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.059           $0.828           $1.235
  Accumulation Unit Value at end
   of period                          $1.165           $1.059           $0.828
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        586              410              252
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.043           $0.818           $1.222
  Accumulation Unit Value at end
   of period                          $1.145           $1.043           $0.818
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,945            1,469            1,620
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.043           $0.818           $1.222
  Accumulation Unit Value at end
   of period                          $1.145           $1.043           $0.818
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,945            1,469            1,620
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.183          $10.359                -
  Accumulation Unit Value at end
   of period                         $14.439          $13.183                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          9                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.033           $0.812           $1.217
  Accumulation Unit Value at end
   of period                          $1.131           $1.033           $0.812
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        182              252              293
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.139          $10.356                -
  Accumulation Unit Value at end
   of period                         $14.349          $13.139                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.588           $7.386           $7.517
  Accumulation Unit Value at end
   of period                         $12.140          $10.588           $7.386
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        334              291               56
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $10.562           $7.382           $7.516
  Accumulation Unit Value at end
   of period                         $12.085          $10.562           $7.382
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         58               50                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.549           $7.381           $7.515
  Accumulation Unit Value at end
   of period                         $12.058          $10.549           $7.381
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         97               70               20
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $10.522           $7.377           $7.513
  Accumulation Unit Value at end
   of period                         $12.004          $10.522           $7.377
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        465              588              174
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.522           $7.377           $7.513
  Accumulation Unit Value at end
   of period                         $12.004          $10.522           $7.377
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        465              588              174
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.857          $10.442                -
  Accumulation Unit Value at end
   of period                         $16.907          $14.857                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $5.074           $4.667           $4.331
  Accumulation Unit Value at end
   of period                          $5.314           $5.074           $4.667
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         53               52               39
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.180           $1.087           $1.009
  Accumulation Unit Value at end
   of period                          $1.235           $1.180           $1.087
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        269              225               33
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.170           $1.079           $1.003
  Accumulation Unit Value at end
   of period                          $1.222           $1.170           $1.079
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,805            1,541              589
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.170           $1.079           $1.003
  Accumulation Unit Value at end
   of period                          $1.222           $1.170           $1.079
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,805            1,541              589
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.169           $1.082           $1.008
  Accumulation Unit Value at end
   of period                          $1.217           $1.169           $1.082
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        284              285               44
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

14

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.483           $7.371           $7.510
  Accumulation Unit Value at end
   of period                         $11.923          $10.483           $7.371
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         39               37                5
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.808          $10.439                -
  Accumulation Unit Value at end
   of period                         $16.801          $14.808                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                -
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.134           $0.917           $1.485
  Accumulation Unit Value at end
   of period                          $1.272           $1.134           $0.917
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     16,390           18,477           20,405
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.117           $0.905           $1.469
  Accumulation Unit Value at end
   of period                          $1.251           $1.117           $0.905
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,745            3,115            3,580
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.574           $7.766          $12.618
  Accumulation Unit Value at end
   of period                         $10.714           $9.574           $7.766
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        407              450              454
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.000           $0.813           $1.323
  Accumulation Unit Value at end
   of period                          $1.117           $1.000           $0.813
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     17,603           20,827           23,343
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.000           $0.813           $1.323
  Accumulation Unit Value at end
   of period                          $1.117           $1.000           $0.813
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     17,603           20,827           23,343
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.795          $10.425                -
  Accumulation Unit Value at end
   of period                         $14.253          $12.795                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         10                3                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $0.918           $0.748           $1.222
  Accumulation Unit Value at end
   of period                          $1.022           $0.918           $0.748
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,609            2,337            2,657
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.753          $10.422                -
  Accumulation Unit Value at end
   of period                         $14.164          $12.753                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5                -                -
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $3.320           $2.706           $4.069
  Accumulation Unit Value at end
   of period                          $3.698           $3.320           $2.706
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      7,864            8,354            8,912
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $3.271           $2.671           $4.025
  Accumulation Unit Value at end
   of period                          $3.637           $3.271           $2.671
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        830              981              948
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.315           $1.075           $1.621
  Accumulation Unit Value at end
   of period                          $1.460           $1.315           $1.075
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,145            3,874            3,816

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.393           $1.259           $1.157
  Accumulation Unit Value at end
   of period                          $1.485           $1.393           $1.259
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     22,274           14,696            2,914
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.381           $1.250           $1.151
  Accumulation Unit Value at end
   of period                          $1.469           $1.381           $1.250
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,240            3,752            1,645
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.870          $10.758           $9.910
  Accumulation Unit Value at end
   of period                         $12.618          $11.870          $10.758
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        496              320               35
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.247           $1.133           $1.045
  Accumulation Unit Value at end
   of period                          $1.323           $1.247           $1.133
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     26,273           24,124           12,450
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.247           $1.133           $1.045
  Accumulation Unit Value at end
   of period                          $1.323           $1.247           $1.133
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     26,273           24,124           12,450
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.155           $1.052           $0.972
  Accumulation Unit Value at end
   of period                          $1.222           $1.155           $1.052
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,878            2,553            1,677
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $3.819           $3.224           $3.001
  Accumulation Unit Value at end
   of period                          $4.069           $3.819           $3.224
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      7,933            3,708              745
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $3.786           $3.202           $2.984
  Accumulation Unit Value at end
   of period                          $4.025           $3.786           $3.202
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        979              840              413
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.526           $1.292           $1.205
  Accumulation Unit Value at end
   of period                          $1.621           $1.526           $1.292
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,993            1,530              228

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.295           $1.061           $1.604
  Accumulation Unit Value at end
   of period                          $1.436           $1.295           $1.061
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     12,499           14,935           15,706
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.295           $1.061           $1.604
  Accumulation Unit Value at end
   of period                          $1.436           $1.295           $1.061
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     12,499           14,935           15,706
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.594          $10.341                -
  Accumulation Unit Value at end
   of period                         $13.926          $12.594                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         20                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.283           $1.054           $1.598
  Accumulation Unit Value at end
   of period                          $1.418           $1.283           $1.054
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,218            1,362            1,455
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.552          $10.338                -
  Accumulation Unit Value at end
   of period                         $13.839          $12.552                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.586           $1.188           $2.539
  Accumulation Unit Value at end
   of period                          $1.783           $1.586           $1.188
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        371              364              224
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.563           $1.173           $2.512
  Accumulation Unit Value at end
   of period                          $1.753           $1.563           $1.173
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        176              160              155
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.817           $6.625          $14.203
  Accumulation Unit Value at end
   of period                          $9.884           $8.817           $6.625
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         16               16               18
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.516           $1.141           $2.451
  Accumulation Unit Value at end
   of period                          $1.696           $1.516           $1.141
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        266              175              179
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.516           $1.141           $2.451
  Accumulation Unit Value at end
   of period                          $1.696           $1.516           $1.141
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        266              175              179
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.961          $10.537                -
  Accumulation Unit Value at end
   of period                         $15.580          $13.961                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.044           $0.788           $1.699
  Accumulation Unit Value at end
   of period                          $1.165           $1.044           $0.788
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        126              125              134
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.915          $10.534                -
  Accumulation Unit Value at end
   of period                         $15.482          $13.915                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.513           $1.284           $1.199
  Accumulation Unit Value at end
   of period                          $1.604           $1.513           $1.284
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     15,627           11,857            5,079
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.513           $1.284           $1.199
  Accumulation Unit Value at end
   of period                          $1.604           $1.513           $1.284
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     15,627           11,857            5,079
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.512           $1.287           $1.204
  Accumulation Unit Value at end
   of period                          $1.598           $1.512           $1.287
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,526            1,369              305
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $2.064           $1.837           $1.628
  Accumulation Unit Value at end
   of period                          $2.539           $2.064           $1.837
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        183               71               27
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $2.045           $1.824           $1.619
  Accumulation Unit Value at end
   of period                          $2.512           $2.045           $1.824
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         17               12                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.576          $10.336           $9.180
  Accumulation Unit Value at end
   of period                         $14.203          $11.576          $10.336
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12                4                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $2.002           $1.791           $1.593
  Accumulation Unit Value at end
   of period                          $2.451           $2.002           $1.791
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        360              314              150
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $2.002           $1.791           $1.593
  Accumulation Unit Value at end
   of period                          $2.451           $2.002           $1.791
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        360              314              150
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.391           $1.249           $1.113
  Accumulation Unit Value at end
   of period                          $1.699           $1.391           $1.249
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        117              109               57
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

16

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
HARTFORD GLOBAL RESEARCH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.602           $6.150          $10.478
  Accumulation Unit Value at end
   of period                          $9.821           $8.602           $6.150
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8                7                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $8.571           $6.140          $10.474
  Accumulation Unit Value at end
   of period                          $9.766           $8.571           $6.140
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.555           $6.135          $10.473
  Accumulation Unit Value at end
   of period                          $9.738           $8.555           $6.135
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $8.524           $6.125          $10.469
  Accumulation Unit Value at end
   of period                          $9.683           $8.524           $6.125
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         26                7                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.524           $6.125          $10.469
  Accumulation Unit Value at end
   of period                          $9.683           $8.524           $6.125
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         26                7                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.547          $10.479                -
  Accumulation Unit Value at end
   of period                         $16.484          $14.547                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.477           $6.109          $10.464
  Accumulation Unit Value at end
   of period                          $9.601           $8.477           $6.109
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.499          $10.476                -
  Accumulation Unit Value at end
   of period                         $16.381          $14.499                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.143           $0.865           $1.510
  Accumulation Unit Value at end
   of period                          $1.343           $1.143           $0.865
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        764              549              653
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.126           $0.854           $1.494
  Accumulation Unit Value at end
   of period                          $1.320           $1.126           $0.854
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        289              294              350
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.118           $0.849           $1.486
  Accumulation Unit Value at end
   of period                          $1.309           $1.118           $0.849
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        179              315              340
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.102           $0.838           $1.470
  Accumulation Unit Value at end
   of period                          $1.288           $1.102           $0.838
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,095            1,135            1,324
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.102           $0.838           $1.470
  Accumulation Unit Value at end
   of period                          $1.288           $1.102           $0.838
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,095            1,135            1,324

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
HARTFORD GLOBAL RESEARCH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.314           $1.277           $1.135
  Accumulation Unit Value at end
   of period                          $1.510           $1.314           $1.277
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        677              394               86
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.303           $1.268           $1.129
  Accumulation Unit Value at end
   of period                          $1.494           $1.303           $1.268
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         96               65               92
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.297           $1.264           $1.126
  Accumulation Unit Value at end
   of period                          $1.486           $1.297           $1.264
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        281              236               34
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.286           $1.255           $1.119
  Accumulation Unit Value at end
   of period                          $1.470           $1.286           $1.255
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,246            1,053              564
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.286           $1.255           $1.119
  Accumulation Unit Value at end
   of period                          $1.470           $1.286           $1.255
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,246            1,053              564

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                           2010            2009            2008
---------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                $13.641         $10.403               -
  Accumulation Unit Value at end
   of period                          $15.905         $13.641               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $1.091          $0.833          $1.465
  Accumulation Unit Value at end
   of period                           $1.272          $1.091          $0.833
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          23              25              19
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $13.596         $10.400               -
  Accumulation Unit Value at end
   of period                          $15.805         $13.596               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD GROWTH OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.374          $1.077          $2.014
  Accumulation Unit Value at end
   of period                           $1.590          $1.374          $1.077
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2,624           2,945           2,987
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                 $1.354          $1.063          $1.993
  Accumulation Unit Value at end
   of period                           $1.563          $1.354          $1.063
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         287             457             470
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $13.853         $10.894         $20.435
  Accumulation Unit Value at end
   of period                          $15.980         $13.853         $10.894
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          62              73              79
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                 $1.324          $1.043          $1.961
  Accumulation Unit Value at end
   of period                           $1.524          $1.324          $1.043
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2,237           3,092           3,752
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $1.324          $1.043          $1.961
  Accumulation Unit Value at end
   of period                           $1.524          $1.324          $1.043
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2,237           3,092           3,752
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                $13.348         $10.544               -
  Accumulation Unit Value at end
   of period                          $15.328         $13.348               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          12               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $1.346          $1.064          $2.006
  Accumulation Unit Value at end
   of period                           $1.545          $1.346          $1.064
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         409             481             581
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $13.304         $10.541               -
  Accumulation Unit Value at end
   of period                          $15.232         $13.304               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.532          $1.035          $1.406
  Accumulation Unit Value at end
   of period                           $1.751          $1.532          $1.035
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3,077           2,776           2,303
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                 $1.509          $1.021          $1.391
  Accumulation Unit Value at end
   of period                           $1.722          $1.509          $1.021
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         271             174             122

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                           2007            2006            2005
---------------------------------  ------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $1.285          $1.258          $1.125
  Accumulation Unit Value at end
   of period                           $1.465          $1.285          $1.258
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          35              28              19
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD GROWTH OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.579          $1.432          $1.148
  Accumulation Unit Value at end
   of period                           $2.014          $1.579          $1.432
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2,148           1,296             136
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                 $1.565          $1.422          $1.142
  Accumulation Unit Value at end
   of period                           $1.993          $1.565          $1.422
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         316             272             189
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $16.063         $14.611         $11.742
  Accumulation Unit Value at end
   of period                          $20.435         $16.063         $14.611
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          74              46               2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                 $1.544          $1.408          $1.133
  Accumulation Unit Value at end
   of period                           $1.961          $1.544          $1.408
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3,291           2,588           1,067
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $1.544          $1.408          $1.133
  Accumulation Unit Value at end
   of period                           $1.961          $1.544          $1.408
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3,291           2,588           1,067
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $1.585          $1.449          $1.168
  Accumulation Unit Value at end
   of period                           $2.006          $1.585          $1.449
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         506             395              75
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.390          $1.270          $1.220
  Accumulation Unit Value at end
   of period                           $1.406          $1.390          $1.270
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1,866             832             222
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                 $1.378          $1.262          $1.214
  Accumulation Unit Value at end
   of period                           $1.391          $1.378          $1.262
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         160             129              58

18

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                           2010            2009            2008
---------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $12.928          $8.757         $11.937
  Accumulation Unit Value at end
   of period                          $14.733         $12.928          $8.757
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          62              41              37
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                 $1.464          $0.994          $1.357
  Accumulation Unit Value at end
   of period                           $1.665          $1.464          $0.994
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2,631           2,984           2,492
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $1.464          $0.994          $1.357
  Accumulation Unit Value at end
   of period                           $1.665          $1.464          $0.994
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2,631           2,984           2,492
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                $15.264         $10.386               -
  Accumulation Unit Value at end
   of period                          $17.317         $15.264               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           5               1               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $1.451          $0.987          $1.353
  Accumulation Unit Value at end
   of period                           $1.645          $1.451          $0.987
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         233             326             268
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $15.214         $10.383               -
  Accumulation Unit Value at end
   of period                          $17.209         $15.214               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $4.193          $3.378          $5.458
  Accumulation Unit Value at end
   of period                           $4.735          $4.193          $3.378
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         118             122             116
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                 $4.132          $3.335          $5.399
  Accumulation Unit Value at end
   of period                           $4.656          $4.132          $3.335
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          15              15              15
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                 $0.902          $0.729          $1.182
  Accumulation Unit Value at end
   of period                           $1.016          $0.902          $0.729
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         160             200              68
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                 $0.889          $0.720          $1.169
  Accumulation Unit Value at end
   of period                           $0.999          $0.889          $0.720
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         709             602             659
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $0.889          $0.720          $1.169
  Accumulation Unit Value at end
   of period                           $0.999          $0.889          $0.720
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         709             602             659
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                $12.539         $10.176               -
  Accumulation Unit Value at end
   of period                          $14.052         $12.539               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $0.881          $0.715          $1.165
  Accumulation Unit Value at end
   of period                           $0.987          $0.881          $0.715
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          53              62              67

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                           2007            2006            2005
---------------------------------  ------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $11.836         $10.851         $10.443
  Accumulation Unit Value at end
   of period                          $11.937         $11.836         $10.851
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          38              13               7
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                 $1.348          $1.239          $1.194
  Accumulation Unit Value at end
   of period                           $1.357          $1.348          $1.239
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2,661           1,710             694
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $1.348          $1.239          $1.194
  Accumulation Unit Value at end
   of period                           $1.357          $1.348          $1.239
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2,661           1,710             694
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $1.348          $1.242          $1.199
  Accumulation Unit Value at end
   of period                           $1.353          $1.348          $1.242
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         254             218             105
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $5.272          $4.640          $4.321
  Accumulation Unit Value at end
   of period                           $5.458          $5.272          $4.640
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         134              65              20
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                 $5.225          $4.608          $4.297
  Accumulation Unit Value at end
   of period                           $5.399          $5.225          $4.608
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          16              14              10
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                 $1.145          $1.011          $0.943
  Accumulation Unit Value at end
   of period                           $1.182          $1.145          $1.011
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          92              78              37
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                 $1.135          $1.004          $0.938
  Accumulation Unit Value at end
   of period                           $1.169          $1.135          $1.004
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         741             608             402
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $1.135          $1.004          $0.938
  Accumulation Unit Value at end
   of period                           $1.169          $1.135          $1.004
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         741             608             402
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $1.134          $1.006          $0.942
  Accumulation Unit Value at end
   of period                           $1.165          $1.134          $1.006
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          96             103              79

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                           2010            2009            2008
---------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $12.497         $10.173               -
  Accumulation Unit Value at end
   of period                          $13.964         $12.497               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $2.354          $1.793          $3.154
  Accumulation Unit Value at end
   of period                           $2.653          $2.354          $1.793
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3,929           2,728           3,047
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                 $2.320          $1.770          $3.120
  Accumulation Unit Value at end
   of period                           $2.608          $2.320          $1.770
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         588             387             468
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                 $1.287          $0.983          $1.734
  Accumulation Unit Value at end
   of period                           $1.446          $1.287          $0.983
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1,589             984           1,099
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                 $1.268          $0.970          $1.716
  Accumulation Unit Value at end
   of period                           $1.422          $1.268          $0.970
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5,298           4,554           5,280
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $1.268          $0.970          $1.716
  Accumulation Unit Value at end
   of period                           $1.422          $1.268          $0.970
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5,298           4,554           5,280
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                $13.944         $10.697               -
  Accumulation Unit Value at end
   of period                          $15.594         $13.944               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           4               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $1.256          $0.964          $1.710
  Accumulation Unit Value at end
   of period                           $1.404          $1.256          $0.964
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         571             522             590
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $13.899         $10.694               -
  Accumulation Unit Value at end
   of period                          $15.496         $13.899               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           1               -               -
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $10.268               -               -
  Accumulation Unit Value at end
   of period                          $12.281               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          18               -               -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $10.266               -               -
  Accumulation Unit Value at end
   of period                          $12.268               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           1               -               -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $10.265               -               -
  Accumulation Unit Value at end
   of period                          $12.262               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           9               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $10.263               -               -
  Accumulation Unit Value at end
   of period                          $12.249               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          46               -               -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                           2007            2006            2005
---------------------------------  ----------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $2.515          $2.053          $1.761
  Accumulation Unit Value at end
   of period                           $3.154          $2.515          $2.053
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2,854           2,023             385
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                 $2.493          $2.039          $1.752
  Accumulation Unit Value at end
   of period                           $3.120          $2.493          $2.039
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         517             488             221
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                 $1.387          $1.136          $0.976
  Accumulation Unit Value at end
   of period                           $1.734          $1.387          $1.136
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1,078             699              84
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                 $1.375          $1.128          $0.971
  Accumulation Unit Value at end
   of period                           $1.716          $1.375          $1.128
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5,382           5,163           2,732
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $1.375          $1.128          $0.971
  Accumulation Unit Value at end
   of period                           $1.716          $1.375          $1.128
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5,382           5,163           2,732
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $1.375          $1.131          $0.975
  Accumulation Unit Value at end
   of period                           $1.710          $1.375          $1.131
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         593             596             463
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                      -               -               -  (a)
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                      -               -               -  (a)
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                      -               -               -  (a)
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                      -               -               -  (a)
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -

20

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                           2010            2009            2008
---------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $10.263               -               -
  Accumulation Unit Value at end
   of period                          $12.249               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          46               -               -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                $10.261               -               -
  Accumulation Unit Value at end
   of period                          $12.233               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $10.260               -               -
  Accumulation Unit Value at end
   of period                          $12.230               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           1               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $10.258               -               -
  Accumulation Unit Value at end
   of period                          $12.214               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.992          $2.023          $2.012
  Accumulation Unit Value at end
   of period                           $1.960          $1.992          $2.023
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6,042           8,858          12,392
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                 $1.963          $1.997          $1.991
  Accumulation Unit Value at end
   of period                           $1.928          $1.963          $1.997
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         579             828             923
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                 $1.055          $1.075          $1.072
  Accumulation Unit Value at end
   of period                           $1.035          $1.055          $1.075
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1,889           2,582           2,937
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                 $1.096          $1.118          $1.118
  Accumulation Unit Value at end
   of period                           $1.073          $1.096          $1.118
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6,548           9,376          14,976
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $1.096          $1.118          $1.118
  Accumulation Unit Value at end
   of period                           $1.073          $1.096          $1.118
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6,548           9,376          14,976
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 $9.757          $9.982               -
  Accumulation Unit Value at end
   of period                           $9.530          $9.757               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           1               1               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $1.014          $1.038          $1.041
  Accumulation Unit Value at end
   of period                           $0.990          $1.014          $1.038
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         834             856           2,405
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                 $9.725          $9.979               -
  Accumulation Unit Value at end
   of period                           $9.471          $9.725               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $2.103          $1.653          $2.828
  Accumulation Unit Value at end
   of period                           $2.569          $2.103          $1.653
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1,509           1,655           1,720

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                           2007            2006            2005
---------------------------------  ----------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -  (a)
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -  (a)
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -  (a)
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -  (a)
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.948          $1.891          $1.871
  Accumulation Unit Value at end
   of period                           $2.012          $1.948          $1.891
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4,639           2,397             901
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                 $1.931          $1.878          $1.861
  Accumulation Unit Value at end
   of period                           $1.991          $1.931          $1.878
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         314             343              95
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                 $1.041          $1.014          $1.005
  Accumulation Unit Value at end
   of period                           $1.072          $1.041          $1.014
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1,967             703             418
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                 $1.088          $1.061          $1.054
  Accumulation Unit Value at end
   of period                           $1.118          $1.088          $1.061
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5,333           2,428           1,390
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $1.088          $1.061          $1.054
  Accumulation Unit Value at end
   of period                           $1.118          $1.088          $1.061
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5,333           2,428           1,390
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $1.016          $0.994          $0.989
  Accumulation Unit Value at end
   of period                           $1.041          $1.016          $0.994
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         945             414             179
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $2.515          $2.463               -
  Accumulation Unit Value at end
   of period                           $2.828          $2.515               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         891              44               -

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                           2010            2009            2008
---------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                 $2.072          $1.632          $2.797
  Accumulation Unit Value at end
   of period                           $2.526          $2.072          $1.632
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         145              94              97
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                 $1.448          $1.142          $1.959
  Accumulation Unit Value at end
   of period                           $1.764          $1.448          $1.142
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         488             472             523
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                 $1.427          $1.127          $1.938
  Accumulation Unit Value at end
   of period                           $1.735          $1.427          $1.127
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1,027           1,130           1,087
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $1.427          $1.127          $1.938
  Accumulation Unit Value at end
   of period                           $1.735          $1.427          $1.127
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1,027           1,130           1,087
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                $13.205         $10.456               -
  Accumulation Unit Value at end
   of period                          $16.011         $13.205               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $1.135          $0.899          $1.551
  Accumulation Unit Value at end
   of period                           $1.376          $1.135          $0.899
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          69              61              79
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $13.161         $10.453               -
  Accumulation Unit Value at end
   of period                          $15.910         $13.161               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD SMALL/MID CAP EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $7.448          $5.118          $9.785
  Accumulation Unit Value at end
   of period                           $9.223          $7.448          $5.118
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          33              32              18
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                 $7.414          $5.105          $9.780
  Accumulation Unit Value at end
   of period                           $9.163          $7.414          $5.105
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           9               7               -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                 $7.397          $5.099          $9.777
  Accumulation Unit Value at end
   of period                           $9.133          $7.397          $5.099
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           4               3               1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                 $7.364          $5.085          $9.772
  Accumulation Unit Value at end
   of period                           $9.073          $7.364          $5.085
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          50              51              16
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $7.364          $5.085          $9.772
  Accumulation Unit Value at end
   of period                           $9.073          $7.364          $5.085
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          50              51              16
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                $14.892         $10.310               -
  Accumulation Unit Value at end
   of period                          $18.304         $14.892               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           1               -               -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                           2007            2006            2005
---------------------------------  ------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                 $2.493          $2.444               -
  Accumulation Unit Value at end
   of period                           $2.797          $2.493               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          52              27               -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                 $1.748          $1.714               -
  Accumulation Unit Value at end
   of period                           $1.959          $1.748               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         269               5               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                 $1.733          $1.701               -
  Accumulation Unit Value at end
   of period                           $1.938          $1.733               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         697              58               -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $1.733          $1.701               -
  Accumulation Unit Value at end
   of period                           $1.938          $1.733               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         697              58               -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $1.391          $1.368               -
  Accumulation Unit Value at end
   of period                           $1.551          $1.391               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          22               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD SMALL/MID CAP EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $9.510               -               -
  Accumulation Unit Value at end
   of period                           $9.785               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           3               -               -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                 $9.507               -               -
  Accumulation Unit Value at end
   of period                           $9.780               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                 $9.506               -               -
  Accumulation Unit Value at end
   of period                           $9.777               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                 $9.503               -               -
  Accumulation Unit Value at end
   of period                           $9.772               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $9.503               -               -
  Accumulation Unit Value at end
   of period                           $9.772               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -

22

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                           2010            2009            2008
---------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $7.313          $5.066          $9.764
  Accumulation Unit Value at end
   of period                           $8.984          $7.313          $5.066
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           1               1               1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $14.843         $10.307               -
  Accumulation Unit Value at end
   of period                          $18.189         $14.843               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.112          $0.835          $1.356
  Accumulation Unit Value at end
   of period                           $1.495          $1.112          $0.835
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1,289           1,098           1,103
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                 $1.096          $0.824          $1.341
  Accumulation Unit Value at end
   of period                           $1.470          $1.096          $0.824
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         100             117             132
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $11.044          $8.314         $13.541
  Accumulation Unit Value at end
   of period                          $14.798         $11.044          $8.314
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          20              31              38
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                 $1.072          $0.809          $1.320
  Accumulation Unit Value at end
   of period                           $1.433          $1.072          $0.809
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1,056           1,368           1,471
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $1.072          $0.809          $1.320
  Accumulation Unit Value at end
   of period                           $1.433          $1.072          $0.809
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1,056           1,368           1,471
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                $14.079         $10.646               -
  Accumulation Unit Value at end
   of period                          $18.780         $14.079               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $1.090          $0.825          $1.350
  Accumulation Unit Value at end
   of period                           $1.453          $1.090          $0.825
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         100             101             152
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $14.033         $10.643               -
  Accumulation Unit Value at end
   of period                          $18.662         $14.033               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $5.340          $3.834          $6.850
  Accumulation Unit Value at end
   of period                           $6.033          $5.340          $3.834
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         251             245             243
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                 $5.261          $3.785          $6.776
  Accumulation Unit Value at end
   of period                           $5.932          $5.261          $3.785
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          82             110              99
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                 $0.886          $0.638          $1.143
  Accumulation Unit Value at end
   of period                           $0.998          $0.886          $0.638
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         311             304             389

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                           2007            2006            2005
---------------------------------  ------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $9.499               -               -
  Accumulation Unit Value at end
   of period                           $9.764               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.403          $1.334          $1.140
  Accumulation Unit Value at end
   of period                           $1.356          $1.403          $1.334
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1,345             833             300
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                 $1.391          $1.325          $1.133
  Accumulation Unit Value at end
   of period                           $1.341          $1.391          $1.325
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         145             150              58
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $14.059         $13.410         $11.474
  Accumulation Unit Value at end
   of period                          $13.541         $14.059         $13.410
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          33              37               2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                 $1.373          $1.312          $1.124
  Accumulation Unit Value at end
   of period                           $1.320          $1.373          $1.312
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1,625           1,417           1,101
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $1.373          $1.312          $1.124
  Accumulation Unit Value at end
   of period                           $1.320          $1.373          $1.312
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1,625           1,417           1,101
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $1.409          $1.350          $1.159
  Accumulation Unit Value at end
   of period                           $1.350          $1.409          $1.350
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         155              99              91
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $6.573          $5.825          $5.211
  Accumulation Unit Value at end
   of period                           $6.850          $6.573          $5.825
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         286             169              51
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                 $6.515          $5.785          $5.183
  Accumulation Unit Value at end
   of period                           $6.776          $6.515          $5.785
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          98              82              60
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                 $1.100          $0.978          $0.877
  Accumulation Unit Value at end
   of period                           $1.143          $1.100          $0.978
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         365             276             151

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $0.873           $0.630           $1.131
  Accumulation Unit Value at end
   of period                          $0.981           $0.873           $0.630
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,175            1,812            1,764
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $0.873           $0.630           $1.131
  Accumulation Unit Value at end
   of period                          $0.981           $0.873           $0.630
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,175            1,812            1,764
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.283          $10.332                -
  Accumulation Unit Value at end
   of period                         $16.017          $14.283                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $0.865           $0.626           $1.127
  Accumulation Unit Value at end
   of period                          $0.969           $0.865           $0.626
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        128              126              134
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.236          $10.329                -
  Accumulation Unit Value at end
   of period                         $15.916          $14.236                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $3.364           $2.972           $3.269
  Accumulation Unit Value at end
   of period                          $3.560           $3.364           $2.972
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     11,937           12,889           13,359
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $3.315           $2.934           $3.234
  Accumulation Unit Value at end
   of period                          $3.500           $3.315           $2.934
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,440            1,545            1,661
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $14.123          $12.515          $13.808
  Accumulation Unit Value at end
   of period                         $14.898          $14.123          $12.515
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        470              425              442
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.469           $1.304           $1.442
  Accumulation Unit Value at end
   of period                          $1.546           $1.469           $1.304
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     20,523           22,656           23,757
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.469           $1.304           $1.442
  Accumulation Unit Value at end
   of period                          $1.546           $1.469           $1.304
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     20,523           22,656           23,757
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.522          $10.257                -
  Accumulation Unit Value at end
   of period                         $12.101          $11.522                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         26                2                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.541           $1.372           $1.522
  Accumulation Unit Value at end
   of period                          $1.618           $1.541           $1.372
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,337            1,633            1,885
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.485          $10.254                -
  Accumulation Unit Value at end
   of period                         $12.025          $11.485                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.090           $0.971           $0.872
  Accumulation Unit Value at end
   of period                          $1.131           $1.090           $0.971
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,927            1,773              646
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.090           $0.971           $0.872
  Accumulation Unit Value at end
   of period                          $1.131           $1.090           $0.971
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,927            1,773              646
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.090           $0.974           $0.876
  Accumulation Unit Value at end
   of period                          $1.127           $1.090           $0.974
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        130              102               47
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $3.174           $3.077           $3.066
  Accumulation Unit Value at end
   of period                          $3.269           $3.174           $3.077
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     12,395            6,762            1,443
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $3.146           $3.056           $3.049
  Accumulation Unit Value at end
   of period                          $3.234           $3.146           $3.056
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,952            1,609              766
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $13.445          $13.075          $13.053
  Accumulation Unit Value at end
   of period                         $13.808          $13.445          $13.075
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        437              223               35
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.407           $1.371           $1.370
  Accumulation Unit Value at end
   of period                          $1.442           $1.407           $1.371
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     27,554           21,004           10,572
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.407           $1.371           $1.370
  Accumulation Unit Value at end
   of period                          $1.442           $1.407           $1.371
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     27,554           21,004           10,572
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.489           $1.456           $1.458
  Accumulation Unit Value at end
   of period                          $1.522           $1.489           $1.456
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,013            1,586              834
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

24

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.129           $1.110           $1.135
  Accumulation Unit Value at end
   of period                          $1.153           $1.129           $1.110
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     17,369           19,422           20,225
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.113           $1.096           $1.123
  Accumulation Unit Value at end
   of period                          $1.134           $1.113           $1.096
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,565            1,658            1,710
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.104           $1.089           $1.117
  Accumulation Unit Value at end
   of period                          $1.125           $1.104           $1.089
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,711            3,834            3,196
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.088           $1.075           $1.105
  Accumulation Unit Value at end
   of period                          $1.106           $1.088           $1.075
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     13,734           16,932           18,473
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.088           $1.075           $1.105
  Accumulation Unit Value at end
   of period                          $1.106           $1.088           $1.075
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     13,734           16,932           18,473
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.125          $10.027                -
  Accumulation Unit Value at end
   of period                         $10.265          $10.125                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         20                2                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.078           $1.068           $1.101
  Accumulation Unit Value at end
   of period                          $1.092           $1.078           $1.068
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,861            1,757            1,688
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.092          $10.024                -
  Accumulation Unit Value at end
   of period                         $10.201          $10.092                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.139           $0.931           $1.433
  Accumulation Unit Value at end
   of period                          $1.285           $1.139           $0.931
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      5,730            4,321            4,669
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.122           $0.919           $1.418
  Accumulation Unit Value at end
   of period                          $1.264           $1.122           $0.919
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        386              231              240
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.111           $0.911           $1.407
  Accumulation Unit Value at end
   of period                          $1.250           $1.111           $0.911
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,391              783              858
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.095           $0.899           $1.392
  Accumulation Unit Value at end
   of period                          $1.229           $1.095           $0.899
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,812            3,139            3,206
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.095           $0.899           $1.392
  Accumulation Unit Value at end
   of period                          $1.229           $1.095           $0.899
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,812            3,139            3,206

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.105           $1.080           $1.081
  Accumulation Unit Value at end
   of period                          $1.135           $1.105           $1.080
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     18,579            9,068            1,727
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.095           $1.072           $1.075
  Accumulation Unit Value at end
   of period                          $1.123           $1.095           $1.072
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,346            1,747              690
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.091           $1.069           $1.072
  Accumulation Unit Value at end
   of period                          $1.117           $1.091           $1.069
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,285            1,438              143
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.081           $1.061           $1.066
  Accumulation Unit Value at end
   of period                          $1.105           $1.081           $1.061
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     18,961           13,122            6,010
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.081           $1.061           $1.066
  Accumulation Unit Value at end
   of period                          $1.105           $1.081           $1.061
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     18,961           13,122            6,010
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.081           $1.064           $1.071
  Accumulation Unit Value at end
   of period                          $1.101           $1.081           $1.064
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,610            1,268              693
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.337           $1.115           $1.037
  Accumulation Unit Value at end
   of period                          $1.433           $1.337           $1.115
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,425              167               81
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.325           $1.107           $1.031
  Accumulation Unit Value at end
   of period                          $1.418           $1.325           $1.107
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        101               27                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.316           $1.101           $1.026
  Accumulation Unit Value at end
   of period                          $1.407           $1.316           $1.101
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        527               33               24
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.304           $1.093           $1.020
  Accumulation Unit Value at end
   of period                          $1.392           $1.304           $1.093
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,342              789              421
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.304           $1.093           $1.020
  Accumulation Unit Value at end
   of period                          $1.392           $1.304           $1.093
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,342              789              421

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.523          $10.308                -
  Accumulation Unit Value at end
   of period                         $14.026          $12.523                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.085           $0.893           $1.387
  Accumulation Unit Value at end
   of period                          $1.214           $1.085           $0.893
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        366              227              257
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.482          $10.305                -
  Accumulation Unit Value at end
   of period                         $13.939          $12.482                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                -                -
INVESCO VAN KAMPEN V.I. COMSTOCK
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.985          $10.276          $16.264
  Accumulation Unit Value at end
   of period                         $14.785          $12.985          $10.276
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        359              403              435
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $12.813          $10.160          $16.113
  Accumulation Unit Value at end
   of period                         $14.560          $12.813          $10.160
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         53               67               80
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.728          $10.102          $16.038
  Accumulation Unit Value at end
   of period                         $14.448          $12.728          $10.102
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         83               76               97
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $12.559           $9.988          $15.889
  Accumulation Unit Value at end
   of period                         $14.229          $12.559           $9.988
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        531              631              716
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.559           $9.988          $15.889
  Accumulation Unit Value at end
   of period                         $14.229          $12.559           $9.988
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        531              631              716
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.172          $10.502                -
  Accumulation Unit Value at end
   of period                         $14.886          $13.172                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.323           $9.830          $15.683
  Accumulation Unit Value at end
   of period                         $13.919          $12.323           $9.830
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         59               74               78
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.129          $10.499                -
  Accumulation Unit Value at end
   of period                         $14.793          $13.129                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
INVESCO VAN KAMPEN V.I. GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.953          $11.424          $17.123
  Accumulation Unit Value at end
   of period                         $15.405          $13.953          $11.424
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        256              276              295
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $13.706          $11.244          $16.888
  Accumulation Unit Value at end
   of period                         $15.103          $13.706          $11.244
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         60               60               63

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.304           $1.096           $1.025
  Accumulation Unit Value at end
   of period                          $1.387           $1.304           $1.096
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        154              126                3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
INVESCO VAN KAMPEN V.I. COMSTOCK
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $16.920          $14.816          $14.064
  Accumulation Unit Value at end
   of period                         $16.264          $16.920          $14.816
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        466              298               65
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $16.797          $14.737          $14.008
  Accumulation Unit Value at end
   of period                         $16.113          $16.797          $14.737
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         88               74               34
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $16.735          $14.698          $13.980
  Accumulation Unit Value at end
   of period                         $16.038          $16.735          $14.698
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        105               77               11
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $16.613          $14.620          $13.924
  Accumulation Unit Value at end
   of period                         $15.889          $16.613          $14.620
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        748              614              347
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $16.613          $14.620          $13.924
  Accumulation Unit Value at end
   of period                         $15.889          $16.613          $14.620
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        748              614              347
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $16.447          $14.517          $13.854
  Accumulation Unit Value at end
   of period                         $15.683          $16.447          $14.517
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         70               64               46
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
INVESCO VAN KAMPEN V.I. GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $16.971          $14.870          $13.596
  Accumulation Unit Value at end
   of period                         $17.123          $16.971          $14.870
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        270               67               13
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $16.772          $14.724          $13.481
  Accumulation Unit Value at end
   of period                         $16.888          $16.772          $14.724
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         64               56                4

26

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $13.615          $11.181          $16.809
  Accumulation Unit Value at end
   of period                         $14.987          $13.615          $11.181
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         45               45               46
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $13.415          $11.038          $16.628
  Accumulation Unit Value at end
   of period                         $14.737          $13.415          $11.038
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        181              204              230
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $13.415          $11.038          $16.628
  Accumulation Unit Value at end
   of period                         $14.737          $13.415          $11.038
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        181              204              230
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.554          $10.356                -
  Accumulation Unit Value at end
   of period                         $13.758          $12.554                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $13.147          $10.850          $16.395
  Accumulation Unit Value at end
   of period                         $14.400          $13.147          $10.850
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         28               31               20
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.513          $10.353                -
  Accumulation Unit Value at end
   of period                         $13.672          $12.513                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
INVESCO VAN KAMPEN V.I. U.S. MID
 CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.843           $7.917          $13.734
  Accumulation Unit Value at end
   of period                         $13.038          $10.843           $7.917
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         81               78               84
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $10.739           $7.857          $13.656
  Accumulation Unit Value at end
   of period                         $12.887          $10.739           $7.857
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         20               23               26
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.687           $7.827          $13.617
  Accumulation Unit Value at end
   of period                         $12.812          $10.687           $7.827
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12               12               10
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $10.584           $7.767          $13.540
  Accumulation Unit Value at end
   of period                         $12.663          $10.584           $7.767
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         73               83               90
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.584           $7.767          $13.540
  Accumulation Unit Value at end
   of period                         $12.663          $10.584           $7.767
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         73               83               90
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.353          $10.559                -
  Accumulation Unit Value at end
   of period                         $17.129          $14.353                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.431           $7.678          $13.425
  Accumulation Unit Value at end
   of period                         $12.443          $10.431           $7.678
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                2                2

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $16.710          $14.685          $13.454
  Accumulation Unit Value at end
   of period                         $16.809          $16.710          $14.685
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         43               30                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $16.563          $14.585          $13.380
  Accumulation Unit Value at end
   of period                         $16.628          $16.563          $14.585
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        246              202              104
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $16.563          $14.585          $13.380
  Accumulation Unit Value at end
   of period                         $16.628          $16.563          $14.585
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        246              202              104
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $16.380          $14.467          $13.299
  Accumulation Unit Value at end
   of period                         $16.395          $16.380          $14.467
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         20                7                5
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
INVESCO VAN KAMPEN V.I. U.S. MID
 CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.952          $10.911           $9.630
  Accumulation Unit Value at end
   of period                         $13.734          $12.952          $10.911
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         69               31                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $12.905          $10.893           $9.627
  Accumulation Unit Value at end
   of period                         $13.656          $12.905          $10.893
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         29               25                4
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.881          $10.884           $9.625
  Accumulation Unit Value at end
   of period                         $13.617          $12.881          $10.884
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         10                4                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $12.834          $10.865           $9.622
  Accumulation Unit Value at end
   of period                         $13.540          $12.834          $10.865
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         89               62               11
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.834          $10.865           $9.622
  Accumulation Unit Value at end
   of period                         $13.540          $12.834          $10.865
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         89               62               11
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.763          $10.838           $9.617
  Accumulation Unit Value at end
   of period                         $13.425          $12.763          $10.838
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                2                2

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.306          $10.556                -
  Accumulation Unit Value at end
   of period                         $17.022          $14.306                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.996           $9.076          $11.183
  Accumulation Unit Value at end
   of period                         $13.260          $11.996           $9.076
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        435              451              396
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.881           $9.006          $11.120
  Accumulation Unit Value at end
   of period                         $13.106          $11.881           $9.006
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         55               31               31
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.824           $8.972          $11.088
  Accumulation Unit Value at end
   of period                         $13.030          $11.824           $8.972
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         98               77               54
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.710           $8.903          $11.026
  Accumulation Unit Value at end
   of period                         $12.878          $11.710           $8.903
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        410              465              409
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.710           $8.903          $11.026
  Accumulation Unit Value at end
   of period                         $12.878          $11.710           $8.903
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        410              465              409
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.781          $10.504                -
  Accumulation Unit Value at end
   of period                         $15.119          $13.781                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.541           $8.801          $10.932
  Accumulation Unit Value at end
   of period                         $12.655          $11.541           $8.801
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         40               48               44
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.736          $10.502                -
  Accumulation Unit Value at end
   of period                         $15.024          $13.736                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
LORD ABBETT CAPITAL STRUCTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.310           $8.489          $11.687
  Accumulation Unit Value at end
   of period                         $11.644          $10.310           $8.489
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         50               61               59
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $10.210           $8.424          $11.620
  Accumulation Unit Value at end
   of period                         $11.509          $10.210           $8.424
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.161           $8.392          $11.588
  Accumulation Unit Value at end
   of period                         $11.442          $10.161           $8.392
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8                6                4
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $10.063           $8.327          $11.522
  Accumulation Unit Value at end
   of period                         $11.310          $10.063           $8.327
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        133              145              154

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.702           $9.946           $9.561
  Accumulation Unit Value at end
   of period                         $11.183          $10.702           $9.946
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        283              114               10
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $10.662           $9.930           $9.557
  Accumulation Unit Value at end
   of period                         $11.120          $10.662           $9.930
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         23               12                8
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.643           $9.921           $9.556
  Accumulation Unit Value at end
   of period                         $11.088          $10.643           $9.921
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         61               12                3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $10.604           $9.905           $9.552
  Accumulation Unit Value at end
   of period                         $11.026          $10.604           $9.905
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        395              211               52
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.604           $9.905           $9.552
  Accumulation Unit Value at end
   of period                         $11.026          $10.604           $9.905
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        395              211               52
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.545           $9.880           $9.547
  Accumulation Unit Value at end
   of period                         $10.932          $10.545           $9.880
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         32               26               16
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
LORD ABBETT CAPITAL STRUCTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.511          $10.211           $9.642
  Accumulation Unit Value at end
   of period                         $11.687          $11.511          $10.211
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         47               34                9
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.469          $10.194           $9.638
  Accumulation Unit Value at end
   of period                         $11.620          $11.469          $10.194
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.448          $10.185           $9.637
  Accumulation Unit Value at end
   of period                         $11.588          $11.448          $10.185
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          9                6                3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.406          $10.168           $9.633
  Accumulation Unit Value at end
   of period                         $11.522          $11.406          $10.168
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        142               85               33

28

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.063           $8.327          $11.522
  Accumulation Unit Value at end
   of period                         $11.310          $10.063           $8.327
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        133              145              154
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.553          $10.414                -
  Accumulation Unit Value at end
   of period                         $14.072          $12.553                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.918           $8.232          $11.424
  Accumulation Unit Value at end
   of period                         $11.113           $9.918           $8.232
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12               13               10
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.512          $10.411                -
  Accumulation Unit Value at end
   of period                         $13.984          $12.512                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
LORD ABBETT CLASSIC STOCK
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.697           $8.661          $12.807
  Accumulation Unit Value at end
   of period                         $12.014          $10.697           $8.661
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         86               86               66
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $10.598           $8.598          $12.739
  Accumulation Unit Value at end
   of period                         $11.878          $10.598           $8.598
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12               14               13
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.549           $8.566          $12.705
  Accumulation Unit Value at end
   of period                         $11.811          $10.549           $8.566
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         34               34               27
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $10.451           $8.504          $12.637
  Accumulation Unit Value at end
   of period                         $11.678          $10.451           $8.504
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         40               43               28
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.451           $8.504          $12.637
  Accumulation Unit Value at end
   of period                         $11.678          $10.451           $8.504
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         40               43               28
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.411          $10.124                -
  Accumulation Unit Value at end
   of period                         $13.835          $12.411                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.305           $8.411          $12.537
  Accumulation Unit Value at end
   of period                         $11.481          $10.305           $8.411
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.371          $10.122                -
  Accumulation Unit Value at end
   of period                         $13.748          $12.371                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.867           $8.765          $12.486
  Accumulation Unit Value at end
   of period                         $12.729          $10.867           $8.765
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         86              103              111

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.406          $10.168           $9.633
  Accumulation Unit Value at end
   of period                         $11.522          $11.406          $10.168
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        142               85               33
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.343          $10.142           $9.628
  Accumulation Unit Value at end
   of period                         $11.424          $11.343          $10.142
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
LORD ABBETT CLASSIC STOCK
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.758          $10.581          $10.000
  Accumulation Unit Value at end
   of period                         $12.807          $11.758          $10.581
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         43               28                9
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.719          $10.567          $10.000
  Accumulation Unit Value at end
   of period                         $12.739          $11.719          $10.567
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         13               12                8
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.700          $10.560          $10.000
  Accumulation Unit Value at end
   of period                         $12.705          $11.700          $10.560
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         15                3                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.661          $10.546          $10.000
  Accumulation Unit Value at end
   of period                         $12.637          $11.661          $10.546
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         22               16                5
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.661          $10.546          $10.000
  Accumulation Unit Value at end
   of period                         $12.637          $11.661          $10.546
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         22               16                5
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.603          $10.525          $10.000
  Accumulation Unit Value at end
   of period                         $12.537          $11.603          $10.525
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.889          $10.538           $9.508
  Accumulation Unit Value at end
   of period                         $12.486          $11.889          $10.538
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         91               51               10

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $10.762           $8.698          $12.416
  Accumulation Unit Value at end
   of period                         $12.581          $10.762           $8.698
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7                9               15
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.710           $8.665          $12.381
  Accumulation Unit Value at end
   of period                         $12.508          $10.710           $8.665
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         39               36               37
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $10.607           $8.599          $12.311
  Accumulation Unit Value at end
   of period                         $12.363          $10.607           $8.599
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         50               53               58
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.607           $8.599          $12.311
  Accumulation Unit Value at end
   of period                         $12.363          $10.607           $8.599
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         50               53               58
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.792          $10.396                -
  Accumulation Unit Value at end
   of period                         $14.872          $12.792                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.454           $8.500          $12.206
  Accumulation Unit Value at end
   of period                         $12.148          $10.454           $8.500
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         18               16               12
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.750          $10.393                -
  Accumulation Unit Value at end
   of period                         $14.779          $12.750                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.772           $7.497          $11.982
  Accumulation Unit Value at end
   of period                         $10.136           $8.772           $7.497
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,394            1,500            1,672
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $8.688           $7.439          $11.914
  Accumulation Unit Value at end
   of period                         $10.018           $8.688           $7.439
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        141              139              149
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.646           $7.411          $11.880
  Accumulation Unit Value at end
   of period                          $9.960           $8.646           $7.411
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        267              287              297
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $8.562           $7.354          $11.813
  Accumulation Unit Value at end
   of period                          $9.844           $8.562           $7.354
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        645              704              781
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.562           $7.354          $11.813
  Accumulation Unit Value at end
   of period                          $9.844           $8.562           $7.354
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        645              704              781
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.012          $10.343                -
  Accumulation Unit Value at end
   of period                         $13.776          $12.012                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.845          $10.520           $9.505
  Accumulation Unit Value at end
   of period                         $12.416          $11.845          $10.520
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         13               15                6
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.823          $10.511           $9.503
  Accumulation Unit Value at end
   of period                         $12.381          $11.823          $10.511
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         25               13                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.780          $10.493           $9.500
  Accumulation Unit Value at end
   of period                         $12.311          $11.780          $10.493
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         53               46               24
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.780          $10.493           $9.500
  Accumulation Unit Value at end
   of period                         $12.311          $11.780          $10.493
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         53               46               24
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.715          $10.467           $9.495
  Accumulation Unit Value at end
   of period                         $12.206          $11.715          $10.467
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         13               13                4
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.770          $10.198           $9.583
  Accumulation Unit Value at end
   of period                         $11.982          $11.770          $10.198
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,421              600               30
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.727          $10.181           $9.580
  Accumulation Unit Value at end
   of period                         $11.914          $11.727          $10.181
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        146              124               47
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.705          $10.173           $9.578
  Accumulation Unit Value at end
   of period                         $11.880          $11.705          $10.173
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        253              149               11
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.662          $10.156           $9.575
  Accumulation Unit Value at end
   of period                         $11.813          $11.662          $10.156
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        898              651              166
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.662          $10.156           $9.575
  Accumulation Unit Value at end
   of period                         $11.813          $11.662          $10.156
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        898              651              166
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

30

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.439           $7.270          $11.713
  Accumulation Unit Value at end
   of period                          $9.673           $8.439           $7.270
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         65               68               76
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.972          $10.340                -
  Accumulation Unit Value at end
   of period                         $13.689          $11.972                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.486           $6.686          $12.504
  Accumulation Unit Value at end
   of period                         $10.189           $9.486           $6.686
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        653              716              781
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $9.394           $6.635          $12.433
  Accumulation Unit Value at end
   of period                         $10.070           $9.394           $6.635
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         69               75               84
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.349           $6.610          $12.398
  Accumulation Unit Value at end
   of period                         $10.012           $9.349           $6.610
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        142              127              141
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $9.259           $6.559          $12.328
  Accumulation Unit Value at end
   of period                          $9.896           $9.259           $6.559
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        469              529              580
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.259           $6.559          $12.328
  Accumulation Unit Value at end
   of period                          $9.896           $9.259           $6.559
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        469              529              580
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.454          $10.265                -
  Accumulation Unit Value at end
   of period                         $15.409          $14.454                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.126           $6.484          $12.223
  Accumulation Unit Value at end
   of period                          $9.724           $9.126           $6.484
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         49               52               59
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.407          $10.262                -
  Accumulation Unit Value at end
   of period                         $15.313          $14.407                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.114           $8.104          $13.801
  Accumulation Unit Value at end
   of period                         $12.655          $11.114           $8.104
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,740            1,882            2,069
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.007           $8.042          $13.723
  Accumulation Unit Value at end
   of period                         $12.508          $11.007           $8.042
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        177              185              193
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.954           $8.011          $13.684
  Accumulation Unit Value at end
   of period                         $12.435          $10.954           $8.011
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        309              312              331

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.598          $10.130           $9.570
  Accumulation Unit Value at end
   of period                         $11.713          $11.598          $10.130
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         79               95                9
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.159          $10.530           $9.696
  Accumulation Unit Value at end
   of period                         $12.504          $11.159          $10.530
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        539              254               44
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.118          $10.512           $9.693
  Accumulation Unit Value at end
   of period                         $12.433          $11.118          $10.512
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         76               68               39
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.097          $10.504           $9.691
  Accumulation Unit Value at end
   of period                         $12.398          $11.097          $10.504
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        105               57                4
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.057          $10.486           $9.688
  Accumulation Unit Value at end
   of period                         $12.328          $11.057          $10.486
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        512              401              190
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.057          $10.486           $9.688
  Accumulation Unit Value at end
   of period                         $12.328          $11.057          $10.486
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        512              401              190
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.996          $10.460           $9.683
  Accumulation Unit Value at end
   of period                         $12.223          $10.996          $10.460
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         52               44               20
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.219          $11.445           $9.607
  Accumulation Unit Value at end
   of period                         $13.801          $13.219          $11.445
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,829              771               42
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $13.171          $11.426           $9.604
  Accumulation Unit Value at end
   of period                         $13.723          $13.171          $11.426
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        207              173               44
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $13.147          $11.417           $9.602
  Accumulation Unit Value at end
   of period                         $13.684          $13.147          $11.417
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        274              159                8

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $10.848           $7.950          $13.606
  Accumulation Unit Value at end
   of period                         $12.291          $10.848           $7.950
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        811              945            1,071
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.848           $7.950          $13.606
  Accumulation Unit Value at end
   of period                         $12.291          $10.848           $7.950
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        811              945            1,071
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.495          $10.648                -
  Accumulation Unit Value at end
   of period                         $16.381          $14.495                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.692           $7.859          $13.491
  Accumulation Unit Value at end
   of period                         $12.078          $10.692           $7.859
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         86               92              104
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.447          $10.646                -
  Accumulation Unit Value at end
   of period                         $16.279          $14.447                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER MAIN STREET FUND(R)
 /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.168           $7.278          $12.051
  Accumulation Unit Value at end
   of period                         $10.451           $9.168           $7.278
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         82               89               82
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $9.080           $7.223          $11.982
  Accumulation Unit Value at end
   of period                         $10.329           $9.080           $7.223
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7                8               12
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.036           $7.195          $11.948
  Accumulation Unit Value at end
   of period                         $10.269           $9.036           $7.195
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         57               59               62
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $8.949           $7.140          $11.881
  Accumulation Unit Value at end
   of period                         $10.150           $8.949           $7.140
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        231              275              291
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.949           $7.140          $11.881
  Accumulation Unit Value at end
   of period                         $10.150           $8.949           $7.140
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        231              275              291
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.007          $10.404                -
  Accumulation Unit Value at end
   of period                         $14.716          $13.007                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.820           $7.058          $11.780
  Accumulation Unit Value at end
   of period                          $9.974           $8.820           $7.058
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         40               43               39
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.965          $10.401                -
  Accumulation Unit Value at end
   of period                         $14.624          $12.965                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $13.098          $11.397           $9.599
  Accumulation Unit Value at end
   of period                         $13.606          $13.098          $11.397
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,106              927              219
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $13.098          $11.397           $9.599
  Accumulation Unit Value at end
   of period                         $13.606          $13.098          $11.397
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,106              927              219
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $13.026          $11.369           $9.594
  Accumulation Unit Value at end
   of period                         $13.491          $13.026          $11.369
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        118               90               18
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER MAIN STREET FUND(R)
 /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.757          $10.410           $9.592
  Accumulation Unit Value at end
   of period                         $12.051          $11.757          $10.410
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         79               56                9
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.714          $10.393           $9.589
  Accumulation Unit Value at end
   of period                         $11.982          $11.714          $10.393
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          9                6                4
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.692          $10.384           $9.587
  Accumulation Unit Value at end
   of period                         $11.948          $11.692          $10.384
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         47               21                7
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.649          $10.366           $9.584
  Accumulation Unit Value at end
   of period                         $11.881          $11.649          $10.366
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        267              188               54
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.649          $10.366           $9.584
  Accumulation Unit Value at end
   of period                         $11.881          $11.649          $10.366
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        267              188               54
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.585          $10.340           $9.579
  Accumulation Unit Value at end
   of period                         $11.780          $11.585          $10.340
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         31               32               12
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

32

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL
 CAP FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.804           $7.278          $11.929
  Accumulation Unit Value at end
   of period                         $11.873           $9.804           $7.278
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        655              729              818
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $9.710           $7.222          $11.861
  Accumulation Unit Value at end
   of period                         $11.735           $9.710           $7.222
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         94              110              124
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.663           $7.194          $11.827
  Accumulation Unit Value at end
   of period                         $11.667           $9.663           $7.194
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        156              156              164
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $9.570           $7.139          $11.760
  Accumulation Unit Value at end
   of period                         $11.532           $9.570           $7.139
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        635              743              833
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.570           $7.139          $11.760
  Accumulation Unit Value at end
   of period                         $11.532           $9.570           $7.139
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        635              743              833
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.438          $10.798                -
  Accumulation Unit Value at end
   of period                         $17.354          $14.438                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.432           $7.058          $11.661
  Accumulation Unit Value at end
   of period                         $11.331           $9.432           $7.058
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         55               70               76
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.391          $10.795                -
  Accumulation Unit Value at end
   of period                         $17.245          $14.391                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
OPPENHEIMER SMALL- & MID-CAP
 GROWTH FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.582           $5.825          $11.654
  Accumulation Unit Value at end
   of period                          $9.488           $7.582           $5.825
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         41               37               43
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $7.509           $5.780          $11.588
  Accumulation Unit Value at end
   of period                          $9.378           $7.509           $5.780
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $7.472           $5.758          $11.555
  Accumulation Unit Value at end
   of period                          $9.323           $7.472           $5.758
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         14                9               10
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $7.400           $5.714          $11.490
  Accumulation Unit Value at end
   of period                          $9.215           $7.400           $5.714
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         22               21               25
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.400           $5.714          $11.490
  Accumulation Unit Value at end
   of period                          $9.215           $7.400           $5.714
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         22               21               25

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
OPPENHEIMER MAIN STREET SMALL
 CAP FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.292          $10.893           $9.300
  Accumulation Unit Value at end
   of period                         $11.929          $12.292          $10.893
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        767              425               69
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $12.247          $10.875           $9.297
  Accumulation Unit Value at end
   of period                         $11.861          $12.247          $10.875
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        135              111               38
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.224          $10.866           $9.295
  Accumulation Unit Value at end
   of period                         $11.827          $12.224          $10.866
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        158               84                9
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $12.179          $10.848           $9.292
  Accumulation Unit Value at end
   of period                         $11.760          $12.179          $10.848
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        841              670              253
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.179          $10.848           $9.292
  Accumulation Unit Value at end
   of period                         $11.760          $12.179          $10.848
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        841              670              253
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.113          $10.821           $9.287
  Accumulation Unit Value at end
   of period                         $11.661          $12.113          $10.821
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         68               57               34
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER SMALL- & MID-CAP
 GROWTH FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.168          $11.049           $9.483
  Accumulation Unit Value at end
   of period                         $11.654          $11.168          $11.049
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         29               15                4
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.127          $11.031           $9.480
  Accumulation Unit Value at end
   of period                         $11.588          $11.127          $11.031
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.106          $11.022           $9.478
  Accumulation Unit Value at end
   of period                         $11.555          $11.106          $11.022
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8                2                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.065          $11.003           $9.475
  Accumulation Unit Value at end
   of period                         $11.490          $11.065          $11.003
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         23               21                3
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.065          $11.003           $9.475
  Accumulation Unit Value at end
   of period                         $11.490          $11.065          $11.003
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         23               21                3

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.376          $10.354                -
  Accumulation Unit Value at end
   of period                         $16.614          $13.376                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.294           $5.649          $11.392
  Accumulation Unit Value at end
   of period                          $9.055           $7.294           $5.649
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                2                3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.332          $10.351                -
  Accumulation Unit Value at end
   of period                         $16.510          $13.332                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT DIVERSIFIED INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $18.852          $12.330          $18.109
  Accumulation Unit Value at end
   of period                         $20.903          $18.852          $12.330
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        296              290              210
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $14.636           $9.592          $14.116
  Accumulation Unit Value at end
   of period                         $16.196          $14.636           $9.592
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         18               21               18
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $14.865           $9.752          $14.366
  Accumulation Unit Value at end
   of period                         $16.433          $14.865           $9.752
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         67               64               52
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $18.165          $11.940          $17.625
  Accumulation Unit Value at end
   of period                         $20.042          $18.165          $11.940
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        155              151              133
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $18.165          $11.940          $17.625
  Accumulation Unit Value at end
   of period                         $20.042          $18.165          $11.940
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        155              151              133
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.838          $10.437                -
  Accumulation Unit Value at end
   of period                         $17.431          $15.838                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $14.285           $9.418          $13.944
  Accumulation Unit Value at end
   of period                         $15.714          $14.285           $9.418
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         17               18               14
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.786          $10.434                -
  Accumulation Unit Value at end
   of period                         $17.322          $15.786                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.092          $10.438                -
  Accumulation Unit Value at end
   of period                         $14.509          $13.092                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         42               48                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $13.063          $10.436                -
  Accumulation Unit Value at end
   of period                         $14.448          $13.063                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         27               32                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.005          $10.975           $9.470
  Accumulation Unit Value at end
   of period                         $11.392          $11.005          $10.975
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                1                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT DIVERSIFIED INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $17.671          $16.893          $16.626
  Accumulation Unit Value at end
   of period                         $18.109          $17.671          $16.893
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        228              114               15
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $13.802          $13.221          $13.029
  Accumulation Unit Value at end
   of period                         $14.116          $13.802          $13.221
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         16               11               10
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $14.060          $13.481          $13.295
  Accumulation Unit Value at end
   of period                         $14.366          $14.060          $13.481
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         45                5                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $17.285          $16.607          $16.399
  Accumulation Unit Value at end
   of period                         $17.625          $17.285          $16.607
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        121              105               28
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $17.285          $16.607          $16.399
  Accumulation Unit Value at end
   of period                         $17.625          $17.285          $16.607
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        121              105               28
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $13.716          $13.218          $13.078
  Accumulation Unit Value at end
   of period                         $13.944          $13.716          $13.218
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         59               14                9
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

34

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $13.049          $10.435                -
  Accumulation Unit Value at end
   of period                         $14.418          $13.049                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12                9                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $13.021          $10.433                -
  Accumulation Unit Value at end
   of period                         $14.357          $13.021                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         61               65                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $13.021          $10.433                -
  Accumulation Unit Value at end
   of period                         $14.357          $13.021                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         61               65                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.985          $10.430                -
  Accumulation Unit Value at end
   of period                         $14.282          $12.985                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.978          $10.430                -
  Accumulation Unit Value at end
   of period                         $14.267          $12.978                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         10               11                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.942          $10.427                -
  Accumulation Unit Value at end
   of period                         $14.193          $12.942                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT GEORGE PUTNAM BALANCED
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.577           $7.746          $13.278
  Accumulation Unit Value at end
   of period                         $10.445           $9.577           $7.746
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         39               40               41
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $10.036           $8.134          $13.971
  Accumulation Unit Value at end
   of period                         $10.924          $10.036           $8.134
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.090           $7.374          $12.680
  Accumulation Unit Value at end
   of period                          $9.884           $9.090           $7.374
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         16               17               18
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $9.228           $7.501          $12.924
  Accumulation Unit Value at end
   of period                         $10.014           $9.228           $7.501
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         21               23               21
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.228           $7.501          $12.924
  Accumulation Unit Value at end
   of period                         $10.014           $9.228           $7.501
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         21               23               21
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.688          $10.340                -
  Accumulation Unit Value at end
   of period                         $13.735          $12.688                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.735           $7.122          $12.307
  Accumulation Unit Value at end
   of period                          $9.452           $8.735           $7.122
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         10               14               14

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT GEORGE PUTNAM BALANCED
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.365          $12.134          $11.639
  Accumulation Unit Value at end
   of period                         $13.278          $13.365          $12.134
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         27                8                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $14.090          $12.818          $12.311
  Accumulation Unit Value at end
   of period                         $13.971          $14.090          $12.818
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                3                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.801          $11.657          $11.203
  Accumulation Unit Value at end
   of period                         $12.680          $12.801          $11.657
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         31               16                7
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $13.073          $11.929          $11.480
  Accumulation Unit Value at end
   of period                         $12.924          $13.073          $11.929
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         23               17                8
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $13.073          $11.929          $11.480
  Accumulation Unit Value at end
   of period                         $12.924          $13.073          $11.929
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         23               17                8
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.487          $11.428          $11.020
  Accumulation Unit Value at end
   of period                         $12.307          $12.487          $11.428
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12                9                2

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.646          $10.337                -
  Accumulation Unit Value at end
   of period                         $13.649          $12.646                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $32.243          $24.232          $36.928
  Accumulation Unit Value at end
   of period                         $36.392          $32.243          $24.232
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         16               11               12
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $9.675           $7.286          $11.125
  Accumulation Unit Value at end
   of period                         $10.898           $9.675           $7.286
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                3                6
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.047           $7.573          $11.576
  Accumulation Unit Value at end
   of period                         $11.306          $10.047           $7.573
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         42               43                9
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $31.068          $23.466          $35.941
  Accumulation Unit Value at end
   of period                         $34.892          $31.068          $23.466
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         11                7               10
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $31.068          $23.466          $35.941
  Accumulation Unit Value at end
   of period                         $34.892          $31.068          $23.466
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         11                7               10
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.797          $10.447                -
  Accumulation Unit Value at end
   of period                         $15.457          $13.797                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.655           $7.314          $11.237
  Accumulation Unit Value at end
   of period                         $10.811           $9.655           $7.314
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8               10                9
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.752          $10.444                -
  Accumulation Unit Value at end
   of period                         $15.360          $13.752                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $41.203          $32.252          $53.461
  Accumulation Unit Value at end
   of period                         $46.379          $41.203          $32.252
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8                8                9
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $9.941           $7.797          $12.951
  Accumulation Unit Value at end
   of period                         $11.168           $9.941           $7.797
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          9                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.796           $6.906          $11.481
  Accumulation Unit Value at end
   of period                          $9.871           $8.796           $6.906
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         20               16               22
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $39.702          $31.233          $52.033
  Accumulation Unit Value at end
   of period                         $44.467          $39.702          $31.233
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7                5                7

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $36.452          $32.820          $30.837
  Accumulation Unit Value at end
   of period                         $36.928          $36.452          $32.820
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7                4                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.004           $9.927           $9.340
  Accumulation Unit Value at end
   of period                         $11.125          $11.004           $9.927
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                4                4
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.462          $10.351           $9.744
  Accumulation Unit Value at end
   of period                         $11.576          $11.462          $10.351
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $35.656          $32.264          $30.415
  Accumulation Unit Value at end
   of period                         $35.941          $35.656          $32.264
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         13               12                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $35.656          $32.264          $30.415
  Accumulation Unit Value at end
   of period                         $35.941          $35.656          $32.264
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         13               12                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.181          $10.148           $9.585
  Accumulation Unit Value at end
   of period                         $11.237          $11.181          $10.148
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         10               10                5
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $57.815          $50.684          $47.143
  Accumulation Unit Value at end
   of period                         $53.461          $57.815          $50.684
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8                2                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $14.034          $12.327          $11.482
  Accumulation Unit Value at end
   of period                         $12.951          $14.034          $12.327
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.454          $10.950          $10.206
  Accumulation Unit Value at end
   of period                         $11.481          $12.454          $10.950
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         18                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $56.552          $49.825          $46.499
  Accumulation Unit Value at end
   of period                         $52.033          $56.552          $49.825
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          9                8                3

36

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $39.702          $31.233          $52.033
  Accumulation Unit Value at end
   of period                         $44.467          $39.702          $31.233
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7                5                7
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.003          $10.255                -
  Accumulation Unit Value at end
   of period                         $14.527          $13.003                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.453           $6.670          $11.145
  Accumulation Unit Value at end
   of period                          $9.439           $8.453           $6.670
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          9               14               11
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.960          $10.252                -
  Accumulation Unit Value at end
   of period                         $14.436          $12.960                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $17.318          $14.119          $25.598
  Accumulation Unit Value at end
   of period                         $18.752          $17.318          $14.119
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        322              350              410
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $7.407           $6.051          $10.992
  Accumulation Unit Value at end
   of period                          $8.004           $7.407           $6.051
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        124              138              171
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.206           $7.528          $13.690
  Accumulation Unit Value at end
   of period                          $9.939           $9.206           $7.528
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        166              166              180
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $16.687          $13.673          $24.914
  Accumulation Unit Value at end
   of period                         $17.979          $16.687          $13.673
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        291              330              383
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $16.687          $13.673          $24.914
  Accumulation Unit Value at end
   of period                         $17.979          $16.687          $13.673
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        291              330              383
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.010          $10.687                -
  Accumulation Unit Value at end
   of period                         $13.982          $13.010                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.847           $7.271          $13.288
  Accumulation Unit Value at end
   of period                          $9.503           $8.847           $7.271
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         56               75               87
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.967          $10.684                -
  Accumulation Unit Value at end
   of period                         $13.894          $12.967                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
PUTNAM VT INTERNATIONAL VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $6.431           $5.178           $9.748
  Accumulation Unit Value at end
   of period                          $6.780           $6.431           $5.178
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12                6                4

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $56.552          $49.825          $46.499
  Accumulation Unit Value at end
   of period                         $52.033          $56.552          $49.825
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          9                8                3
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.149          $10.736          $10.039
  Accumulation Unit Value at end
   of period                         $11.145          $12.149          $10.736
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         13               10                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $24.003          $19.096          $16.749
  Accumulation Unit Value at end
   of period                         $25.598          $24.003          $19.096
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        375              241               53
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $10.328           $8.233           $7.231
  Accumulation Unit Value at end
   of period                         $10.992          $10.328           $8.233
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        177              161               79
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.875          $10.274           $9.029
  Accumulation Unit Value at end
   of period                         $13.690          $12.875          $10.274
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        158              106               15
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $23.478          $18.773          $16.520
  Accumulation Unit Value at end
   of period                         $24.914          $23.478          $18.773
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        371              350              205
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $23.478          $18.773          $16.520
  Accumulation Unit Value at end
   of period                         $24.914          $23.478          $18.773
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        371              350              205
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.560          $10.073           $8.882
  Accumulation Unit Value at end
   of period                         $13.288          $12.560          $10.073
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         81               75               51
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT INTERNATIONAL VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.864                -                -
  Accumulation Unit Value at end
   of period                          $9.748                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                           2010            2009            2008
---------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                 $6.401          $5.165          $9.743
  Accumulation Unit Value at end
   of period                           $6.735          $6.401          $5.165
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               4               -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                 $6.387          $5.158          $9.740
  Accumulation Unit Value at end
   of period                           $6.713          $6.387          $5.158
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           2               2               2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                 $6.358          $5.145          $9.735
  Accumulation Unit Value at end
   of period                           $6.669          $6.358          $5.145
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           7              13               3
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $6.358          $5.145          $9.735
  Accumulation Unit Value at end
   of period                           $6.669          $6.358          $5.145
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           7              13               3
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                $13.244         $10.745               -
  Accumulation Unit Value at end
   of period                          $13.858         $13.244               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $6.314          $5.125          $9.726
  Accumulation Unit Value at end
   of period                           $6.604          $6.314          $5.125
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $13.201         $10.742               -
  Accumulation Unit Value at end
   of period                          $13.772         $13.201               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $7.774          $6.038         $10.150
  Accumulation Unit Value at end
   of period                           $8.716          $7.774          $6.038
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         592             651             759
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                 $5.336          $4.153          $6.994
  Accumulation Unit Value at end
   of period                           $5.970          $5.336          $4.153
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          43              47              55
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                 $5.729          $4.463          $7.525
  Accumulation Unit Value at end
   of period                           $6.404          $5.729          $4.463
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         178             166             193
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                 $7.491          $5.848          $9.879
  Accumulation Unit Value at end
   of period                           $8.357          $7.491          $5.848
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         294             311             322
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $7.491          $5.848          $9.879
  Accumulation Unit Value at end
   of period                           $8.357          $7.491          $5.848
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         294             311             322
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                $13.011         $10.182               -
  Accumulation Unit Value at end
   of period                          $14.479         $13.011               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                           2007            2006            2005
---------------------------------  ------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                 $9.861               -               -
  Accumulation Unit Value at end
   of period                           $9.743               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                 $9.860               -               -
  Accumulation Unit Value at end
   of period                           $9.740               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                 $9.857               -               -
  Accumulation Unit Value at end
   of period                           $9.735               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $9.857               -               -
  Accumulation Unit Value at end
   of period                           $9.735               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $9.853               -               -
  Accumulation Unit Value at end
   of period                           $9.726               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $10.876          $9.700          $8.601
  Accumulation Unit Value at end
   of period                          $10.150         $10.876          $9.700
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         341              25               -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                 $7.509          $6.711          $5.958
  Accumulation Unit Value at end
   of period                           $6.994          $7.509          $6.711
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          19               6               5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                 $8.087          $7.235          $6.428
  Accumulation Unit Value at end
   of period                           $7.525          $8.087          $7.235
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         109               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $10.638          $9.535          $8.483
  Accumulation Unit Value at end
   of period                           $9.879         $10.638          $9.535
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         201              26               4
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $10.638          $9.535          $8.483
  Accumulation Unit Value at end
   of period                           $9.879         $10.638          $9.535
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         201              26               4
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -

38

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                           2010            2009            2008
---------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $5.506          $4.311          $7.304
  Accumulation Unit Value at end
   of period                           $6.124          $5.506          $4.311
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          28              32              41
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $12.969         $10.179               -
  Accumulation Unit Value at end
   of period                          $14.388         $12.969               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $10.727               -               -
  Accumulation Unit Value at end
   of period                          $12.378               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           2               -               -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $10.726               -               -
  Accumulation Unit Value at end
   of period                          $12.369               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           1               -               -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $10.725               -               -
  Accumulation Unit Value at end
   of period                          $12.365               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $10.723               -               -
  Accumulation Unit Value at end
   of period                          $12.357               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           1               -               -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $10.723               -               -
  Accumulation Unit Value at end
   of period                          $12.357               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           1               -               -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                $10.721               -               -
  Accumulation Unit Value at end
   of period                          $12.346               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $10.721               -               -
  Accumulation Unit Value at end
   of period                          $12.344               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           8               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $10.719               -               -
  Accumulation Unit Value at end
   of period                          $12.333               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $17.383         $13.429         $22.504
  Accumulation Unit Value at end
   of period                          $21.552         $17.383         $13.429
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         182             205             234
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $16.027         $12.406         $20.832
  Accumulation Unit Value at end
   of period                          $19.832         $16.027         $12.406
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          34              41              48
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $15.251         $11.818         $19.863
  Accumulation Unit Value at end
   of period                          $18.853         $15.251         $11.818
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          66              66              65

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                           2007            2006            2005
---------------------------------  ----------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $7.890          $7.093          $6.323
  Accumulation Unit Value at end
   of period                           $7.304          $7.890          $7.093
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          26              21              10
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                      -               -               -  (b)
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                      -               -               -  (b)
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                      -               -               -  (b)
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                      -               -               -  (b)
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -  (b)
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -  (b)
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -  (b)
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -  (b)
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $26.199         $22.697         $19.908
  Accumulation Unit Value at end
   of period                          $22.504         $26.199         $22.697
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         242             149              20
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $24.301         $21.094         $18.527
  Accumulation Unit Value at end
   of period                          $20.832         $24.301         $21.094
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          54              43              14
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $23.195         $20.154         $17.713
  Accumulation Unit Value at end
   of period                          $19.863         $23.195         $20.154
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          66              45               2

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                           2010            2009            2008
---------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $16.750         $13.005         $21.902
  Accumulation Unit Value at end
   of period                          $20.664         $16.750         $13.005
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         199             237             261
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $16.750         $13.005         $21.902
  Accumulation Unit Value at end
   of period                          $20.664         $16.750         $13.005
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         199             237             261
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                $13.754         $10.705               -
  Accumulation Unit Value at end
   of period                          $16.925         $13.754               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           1               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $14.656         $11.414         $19.281
  Accumulation Unit Value at end
   of period                          $18.027         $14.656         $11.414
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          29              44              47
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $13.709         $10.702               -
  Accumulation Unit Value at end
   of period                          $16.819         $13.709               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $55.951         $34.689         $55.979
  Accumulation Unit Value at end
   of period                          $66.516         $55.951         $34.689
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           7               7               -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                 $5.632          $3.498          $5.657
  Accumulation Unit Value at end
   of period                           $6.682          $5.632          $3.498
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           3               5               -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                 $6.954          $4.324          $6.999
  Accumulation Unit Value at end
   of period                           $8.242          $6.954          $4.324
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           3               3               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $53.913         $33.592         $54.483
  Accumulation Unit Value at end
   of period                          $63.774         $53.913         $33.592
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           7               5               4
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $53.913         $33.592         $54.483
  Accumulation Unit Value at end
   of period                          $63.774         $53.913         $33.592
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           7               5               4
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                $16.815         $10.503               -
  Accumulation Unit Value at end
   of period                          $19.840         $16.815               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $6.683          $4.176          $6.794
  Accumulation Unit Value at end
   of period                           $7.881          $6.683          $4.176
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          19              18              15
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $16.760         $10.500               -
  Accumulation Unit Value at end
   of period                          $19.716         $16.760               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                           2007            2006            2005
---------------------------------  ------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $25.627         $22.312         $19.636
  Accumulation Unit Value at end
   of period                          $21.902         $25.627         $22.312
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         284             251              99
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $25.627         $22.312         $19.636
  Accumulation Unit Value at end
   of period                          $21.902         $25.627         $22.312
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         284             251              99
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $22.627         $19.760         $17.424
  Accumulation Unit Value at end
   of period                          $19.281         $22.627         $19.760
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          50              44              23
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $53.906         $51.952         $46.089
  Accumulation Unit Value at end
   of period                          $55.979         $53.906         $51.952
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           2               -               -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                 $5.458          $5.271          $4.682
  Accumulation Unit Value at end
   of period                           $5.657          $5.458          $5.271
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                 $6.760          $6.535          $5.809
  Accumulation Unit Value at end
   of period                           $6.999          $6.760          $6.535
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           1               1               1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $52.728         $51.072         $45.459
  Accumulation Unit Value at end
   of period                          $54.483         $52.728         $51.072
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           4               4               3
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $52.728         $51.072         $45.459
  Accumulation Unit Value at end
   of period                          $54.483         $52.728         $51.072
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           4               4               3
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $6.595          $6.407          $5.714
  Accumulation Unit Value at end
   of period                           $6.794          $6.595          $6.407
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          16              20               9
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -

40

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
UIF EMERGING MARKETS EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $16.029           $9.574          $22.490
  Accumulation Unit Value at end
   of period                         $18.763          $16.029           $9.574
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        183              177              159
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $15.875           $9.501          $22.363
  Accumulation Unit Value at end
   of period                         $18.546          $15.875           $9.501
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         38               27               22
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $15.798           $9.464          $22.299
  Accumulation Unit Value at end
   of period                         $18.438          $15.798           $9.464
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         49               47               42
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $15.646           $9.392          $22.173
  Accumulation Unit Value at end
   of period                         $18.224          $15.646           $9.392
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        217              214              219
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $15.646           $9.392          $22.173
  Accumulation Unit Value at end
   of period                         $18.224          $15.646           $9.392
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        217              214              219
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.744          $10.678                -
  Accumulation Unit Value at end
   of period                         $20.616          $17.744                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $15.421           $9.284          $21.986
  Accumulation Unit Value at end
   of period                         $17.908          $15.421           $9.284
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12               17               15
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.686          $10.675                -
  Accumulation Unit Value at end
   of period                         $20.487          $17.686                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.325           $7.958          $15.205
  Accumulation Unit Value at end
   of period                         $16.044          $12.325           $7.958
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        139              139              130
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $12.206           $7.897          $15.119
  Accumulation Unit Value at end
   of period                         $15.857          $12.206           $7.897
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8                8                6
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.147           $7.867          $15.076
  Accumulation Unit Value at end
   of period                         $15.765          $12.147           $7.867
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         13               10               18
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $12.030           $7.807          $14.991
  Accumulation Unit Value at end
   of period                         $15.582          $12.030           $7.807
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         62               82               84
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.030           $7.807          $14.991
  Accumulation Unit Value at end
   of period                         $15.582          $12.030           $7.807
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         62               82               84

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
UIF EMERGING MARKETS EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $16.270          $12.052           $9.032
  Accumulation Unit Value at end
   of period                         $22.490          $16.270          $12.052
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        168               75               13
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $16.210          $12.032           $9.029
  Accumulation Unit Value at end
   of period                         $22.363          $16.210          $12.032
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         18               10                4
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $16.180          $12.022           $9.027
  Accumulation Unit Value at end
   of period                         $22.299          $16.180          $12.022
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         39               20                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $16.121          $12.002           $9.024
  Accumulation Unit Value at end
   of period                         $22.173          $16.121          $12.002
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        224              152               25
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $16.121          $12.002           $9.024
  Accumulation Unit Value at end
   of period                         $22.173          $16.121          $12.002
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        224              152               25
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $16.032          $11.972           $9.020
  Accumulation Unit Value at end
   of period                         $21.986          $16.032          $11.972
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         16               16                6
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.601          $11.732           $9.494
  Accumulation Unit Value at end
   of period                         $15.205          $12.601          $11.732
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         96               29                6
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $12.554          $11.712           $9.491
  Accumulation Unit Value at end
   of period                         $15.119          $12.554          $11.712
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5                4                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.531          $11.703           $9.489
  Accumulation Unit Value at end
   of period                         $15.076          $12.531          $11.703
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         16               12                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $12.485          $11.683           $9.486
  Accumulation Unit Value at end
   of period                         $14.991          $12.485          $11.683
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         61               54               28
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.485          $11.683           $9.486
  Accumulation Unit Value at end
   of period                         $14.991          $12.485          $11.683
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         61               54               28

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.804          $10.281                -
  Accumulation Unit Value at end
   of period                         $20.419          $15.804                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.857           $7.717          $14.864
  Accumulation Unit Value at end
   of period                         $15.312          $11.857           $7.717
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                3                3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.752          $10.278                -
  Accumulation Unit Value at end
   of period                         $20.291          $15.752                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.417          $11.654           $9.481
  Accumulation Unit Value at end
   of period                         $14.864          $12.417          $11.654
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                2                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -



(a)  Inception date July 30, 2010.



(b) Inception date September 23, 2010.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT THREE AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Three (the "Account") as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2010, by correspondence with the fund managers, where replies were not received from the fund managers; we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life Insurance Company Separate Account Three as of December 31, 2010, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 30, 2011

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITES
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                     BALANCED WEALTH            INTERNATIONAL
                                   STRATEGY PORTFOLIO          VALUE PORTFOLIO
                                       SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                       --                         --
   Class II                                      --                         --
   Class X                                       --                         --
   Class Y                                       --                         --
   Class 1                                       --                         --
   Class 2                                       --                         --
   Other                                  3,859,987                  6,618,195
                                      =============             ==============
  Cost:
   Class I                                       --                         --
   Class II                                      --                         --
   Class X                                       --                         --
   Class Y                                       --                         --
   Class 1                                       --                         --
   Class 2                                       --                         --
   Other                                $47,293,131               $143,842,681
                                      =============             ==============
  Market Value:
   Class I                                       --                         --
   Class II                                      --                         --
   Class X                                       --                         --
   Class Y                                       --                         --
   Class 1                                       --                         --
   Class 2                                       --                         --
   Other                                $43,926,655                $97,750,732
 Due from Hartford Life
  Insurance Company                              --                         --
 Receivable from fund shares
  sold                                        6,701                     25,352
 Other assets                                    --                         --
                                      -------------             --------------
 Total Assets                            43,933,356                 97,776,084
                                      -------------             --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           6,701                     25,352
 Payable for fund shares
  purchased                                      --                         --
 Other liabilities                               --                          1
                                      -------------             --------------
 Total Liabilities                            6,701                     25,353
                                      -------------             --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $43,926,655                $97,750,731
                                      =============             ==============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS                                ALLIANCEBERNSTEIN VPS       INVESCO V.I.
                                     SMALL/MID CAP          ALLIANCEBERNSTEIN VPS         INTERNATIONAL           INTERNATIONAL
                                    VALUE PORTFOLIO            VALUE PORTFOLIO           GROWTH PORTFOLIO          GROWTH FUND
                                      SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT (1)
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                         --                        --                   --
   Class II                                     --                         --                        --                   --
   Class X                                      --                         --                        --                   --
   Class Y                                      --                         --                        --                   --
   Class 1                                      --                         --                        --                   --
   Class 2                                      --                         --                        --                   --
   Other                                 1,054,214                  5,251,005                   323,018                  137
                                     =============              =============              ============              =======
  Cost:
   Class I                                      --                         --                        --                   --
   Class II                                     --                         --                        --                   --
   Class X                                      --                         --                        --                   --
   Class Y                                      --                         --                        --                   --
   Class 1                                      --                         --                        --                   --
   Class 2                                      --                         --                        --                   --
   Other                               $18,190,499                $71,370,139                $6,214,957               $3,129
                                     =============              =============              ============              =======
  Market Value:
   Class I                                      --                         --                        --                   --
   Class II                                     --                         --                        --                   --
   Class X                                      --                         --                        --                   --
   Class Y                                      --                         --                        --                   --
   Class 1                                      --                         --                        --                   --
   Class 2                                      --                         --                        --                   --
   Other                               $17,784,590                $51,197,298                $5,891,843               $3,889
 Due from Hartford Life
  Insurance Company                             --                         --                        --                   --
 Receivable from fund shares
  sold                                         639                     15,771                       671                   --
 Other assets                                   --                          2                        --                   --
                                     -------------              -------------              ------------              -------
 Total Assets                           17,785,229                 51,213,071                 5,892,514                3,889
                                     -------------              -------------              ------------              -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            639                     15,771                       671                   --
 Payable for fund shares
  purchased                                     --                         --                        --                   --
 Other liabilities                              --                         --                        --                   --
                                     -------------              -------------              ------------              -------
 Total Liabilities                             639                     15,771                       671                   --
                                     -------------              -------------              ------------              -------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $17,784,590                $51,197,300                $5,891,843               $3,889
                                     =============              =============              ============              =======

                                   AMERICAN FUNDS
                                       GLOBAL              AMERICAN FUNDS           AMERICAN FUNDS
                                    GROWTH FUND              GROWTH FUND          GROWTH-INCOME FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                       --                       --
   Class II                                   --                       --                       --
   Class X                                    --                       --                       --
   Class Y                                    --                       --                       --
   Class 1                                    --                       --                       --
   Class 2                               168,874                  349,240                  410,079
   Other                                      --                       --                       --
                                    ============            =============            =============
  Cost:
   Class I                                    --                       --                       --
   Class II                                   --                       --                       --
   Class X                                    --                       --                       --
   Class Y                                    --                       --                       --
   Class 1                                    --                       --                       --
   Class 2                            $2,858,713              $17,360,442              $13,273,915
   Other                                      --                       --                       --
                                    ============            =============            =============
  Market Value:
   Class I                                    --                       --                       --
   Class II                                   --                       --                       --
   Class X                                    --                       --                       --
   Class Y                                    --                       --                       --
   Class 1                                    --                       --                       --
   Class 2                            $3,627,408              $18,977,702              $14,045,200
   Other                                      --                       --                       --
 Due from Hartford Life
  Insurance Company                           --                       --                       --
 Receivable from fund shares
  sold                                       176                    1,016                    2,800
 Other assets                                 --                       --                       --
                                    ------------            -------------            -------------
 Total Assets                          3,627,584               18,978,718               14,048,000
                                    ------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          176                    1,016                    2,800
 Payable for fund shares
  purchased                                   --                       --                       --
 Other liabilities                            --                       44                       --
                                    ------------            -------------            -------------
 Total Liabilities                           176                    1,060                    2,800
                                    ------------            -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $3,627,408              $18,977,658              $14,045,200
                                    ============            =============            =============

(1)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                            AMERICAN FUNDS
                                    AMERICAN FUNDS           GLOBAL SMALL
                                  INTERNATIONAL FUND     CAPITALIZATION FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                449,867                 107,321
   Other                                       --                      --
                                     ============            ============
  Cost:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                             $7,165,004              $1,511,372
   Other                                       --                      --
                                     ============            ============
  Market Value:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                             $8,088,610              $2,291,310
   Other                                       --                      --
 Due from Hartford Life
  Insurance Company                            --                      --
 Receivable from fund shares
  sold                                      8,593                  23,957
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                           8,097,203               2,315,267
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         8,593                  23,957
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                            212                      --
                                     ------------            ------------
 Total Liabilities                          8,805                  23,957
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $8,088,398              $2,291,310
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   BB&T
                                        BB&T                                      SPECIAL              BB&T
                                  CAPITAL MANAGER           BB&T SELECT        OPPORTUNITIES       TOTAL RETURN
                                     EQUITY VIF              EQUITY VIF         EQUITY VIF           BOND VIF
                                    SUB-ACCOUNT           SUB-ACCOUNT (2)       SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                      --                  --                 --
   Class II                                   --                      --                  --                 --
   Class X                                    --                      --                  --                 --
   Class Y                                    --                      --                  --                 --
   Class 1                                    --                      --                  --                 --
   Class 2                                    --                      --                  --                 --
   Other                                 120,708                 298,944             791,070            674,734
                                    ============            ============       =============       ============
  Cost:
   Class I                                    --                      --                  --                 --
   Class II                                   --                      --                  --                 --
   Class X                                    --                      --                  --                 --
   Class Y                                    --                      --                  --                 --
   Class 1                                    --                      --                  --                 --
   Class 2                                    --                      --                  --                 --
   Other                              $1,236,495              $4,674,832         $11,228,199         $6,742,053
                                    ============            ============       =============       ============
  Market Value:
   Class I                                    --                      --                  --                 --
   Class II                                   --                      --                  --                 --
   Class X                                    --                      --                  --                 --
   Class Y                                    --                      --                  --                 --
   Class 1                                    --                      --                  --                 --
   Class 2                                    --                      --                  --                 --
   Other                                $806,332              $2,514,123         $13,131,761         $7,239,894
 Due from Hartford Life
  Insurance Company                           --                      --                  --                 --
 Receivable from fund shares
  sold                                        31                      97               1,062                634
 Other assets                                 --                       1                  --                225
                                    ------------            ------------       -------------       ------------
 Total Assets                            806,363               2,514,221          13,132,823          7,240,753
                                    ------------            ------------       -------------       ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           31                      97               1,062                635
 Payable for fund shares
  purchased                                   --                      --                  --                 --
 Other liabilities                            --                      --                   3                 --
                                    ------------            ------------       -------------       ------------
 Total Liabilities                            31                      97               1,065                635
                                    ------------            ------------       -------------       ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                  $806,332              $2,514,124         $13,131,758         $7,240,118
                                    ============            ============       =============       ============

                                    WELLS FARGO            WELLS FARGO
                                    ADVANTAGE VT           ADVANTAGE VT           FIDELITY VIP
                                       OMEGA                   CORE               EQUITY-INCOME
                                    GROWTH FUND            EQUITY FUND              PORTFOLIO
                                 SUB-ACCOUNT (3)(4)      SUB-ACCOUNT (5)           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                               13,120                 17,206                       --
   Class II                                  --                     --                       --
   Class X                                   --                     --                       --
   Class Y                                   --                     --                       --
   Class 1                                   --                     --                       --
   Class 2                                  429                     --                       --
   Other                                     --                     --                3,130,735
                                     ==========             ==========            =============
  Cost:
   Class I                             $248,069               $295,190                       --
   Class II                                  --                     --                       --
   Class X                                   --                     --                       --
   Class Y                                   --                     --                       --
   Class 1                                   --                     --                       --
   Class 2                                8,106                     --                       --
   Other                                     --                     --              $79,021,434
                                     ==========             ==========            =============
  Market Value:
   Class I                             $318,284               $341,032                       --
   Class II                                  --                     --                       --
   Class X                                   --                     --                       --
   Class Y                                   --                     --                       --
   Class 1                                   --                     --                       --
   Class 2                               10,287                     --                       --
   Other                                     --                     --              $58,701,279
 Due from Hartford Life
  Insurance Company                          --                     --                       --
 Receivable from fund shares
  sold                                       15                     15                   12,175
 Other assets                                --                     --                        1
                                     ----------             ----------            -------------
 Total Assets                           328,586                341,047               58,713,455
                                     ----------             ----------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          15                     15                   12,175
 Payable for fund shares
  purchased                                  --                     --                       --
 Other liabilities                           --                     --                       --
                                     ----------             ----------            -------------
 Total Liabilities                           15                     15                   12,175
                                     ----------             ----------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $328,571               $341,032              $58,701,280
                                     ==========             ==========            =============

(2)  Formerly BB&T Large Cap VIF. Change effective February 1, 2010.

(3)  Formerly Evergreen VA Omega Fund. Change effective July 16, 2010.

(4) Effective July 16, 2010 Wells Fargo Advantage VT Large Company growth Fund merged with Wells Fargo Advantage VT Omega Growth Fund.

(5) Formerly Evergreen VA Fundamental Large Cap Fund. Change effective July 16, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                FIDELITY VIP    FIDELITY VIP
                                   GROWTH      CONTRAFUND(R)
                                  PORTFOLIO      PORTFOLIO
                                 SUB-ACCOUNT    SUB-ACCOUNT
-------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --              --
   Class II                                --              --
   Class X                                 --              --
   Class Y                                 --              --
   Class 1                                 --              --
   Class 2                                 --              --
   Other                              561,764      13,358,776
                                =============  ==============
  Cost:
   Class I                                 --              --
   Class II                                --              --
   Class X                                 --              --
   Class Y                                 --              --
   Class 1                                 --              --
   Class 2                                 --              --
   Other                          $18,934,946    $415,201,144
                                =============  ==============
  Market Value:
   Class I                                 --              --
   Class II                                --              --
   Class X                                 --              --
   Class Y                                 --              --
   Class 1                                 --              --
   Class 2                                 --              --
   Other                          $20,627,962    $313,797,643
 Due from Hartford Life
  Insurance Company                        --         126,211
 Receivable from fund shares
  sold                                  5,924              --
 Other assets                              --               4
                                -------------  --------------
 Total Assets                      20,633,886     313,923,858
                                -------------  --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                     5,924              --
 Payable for fund shares
  purchased                                --         126,211
 Other liabilities                         --              --
                                -------------  --------------
 Total Liabilities                      5,924         126,211
                                -------------  --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $20,627,962    $313,797,647
                                =============  ==============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                           FIDELITY VIP
                               FIDELITY VIP        FIDELITY VIP          DYNAMIC CAPITAL           FRANKLIN
                                  MID CAP        VALUE STRATEGIES          APPRECIATION             INCOME
                                 PORTFOLIO          PORTFOLIO               PORTFOLIO           SECURITIES FUND
                                SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                --                 --                      --                   --
   Class II                               --                 --                      --                   --
   Class X                                --                 --                      --                   --
   Class Y                                --                 --                      --                   --
   Class 1                                --                 --                      --                   --
   Class 2                                --                 --                      --                   --
   Other                           2,715,261            879,298                 143,382                2,581
                               =============       ============            ============            =========
  Cost:
   Class I                                --                 --                      --                   --
   Class II                               --                 --                      --                   --
   Class X                                --                 --                      --                   --
   Class Y                                --                 --                      --                   --
   Class 1                                --                 --                      --                   --
   Class 2                                --                 --                      --                   --
   Other                         $89,385,504         $9,008,629              $1,043,128              $35,938
                               =============       ============            ============            =========
  Market Value:
   Class I                                --                 --                      --                   --
   Class II                               --                 --                      --                   --
   Class X                                --                 --                      --                   --
   Class Y                                --                 --                      --                   --
   Class 1                                --                 --                      --                   --
   Class 2                                --                 --                      --                   --
   Other                         $87,241,344         $8,608,324              $1,191,506              $38,822
 Due from Hartford Life
  Insurance Company                  141,334                 --                      --                   --
 Receivable from fund shares
  sold                                    --                680                      55                    1
 Other assets                             --                 --                      --                   --
                               -------------       ------------            ------------            ---------
 Total Assets                     87,382,678          8,609,004               1,191,561               38,823
                               -------------       ------------            ------------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       --                680                      55                    1
 Payable for fund shares
  purchased                          141,334                 --                      --                   --
 Other liabilities                        --                 --                      --                   --
                               -------------       ------------            ------------            ---------
 Total Liabilities                   141,334                680                      55                    1
                               -------------       ------------            ------------            ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $87,241,344         $8,608,324              $1,191,506              $38,822
                               =============       ============            ============            =========

                                      FRANKLIN              FRANKLIN              FRANKLIN
                                   SMALL-MID CAP           SMALL CAP             STRATEGIC
                                       GROWTH                VALUE                 INCOME
                                  SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                 --                       --
   Class II                                   --                 --                       --
   Class X                                    --                 --                       --
   Class Y                                    --                 --                       --
   Class 1                                    --                 --                  586,677
   Class 2                               124,271                 --                       --
   Other                                      --                136                       --
                                    ============            =======             ============
  Cost:
   Class I                                    --                 --                       --
   Class II                                   --                 --                       --
   Class X                                    --                 --                       --
   Class Y                                    --                 --                       --
   Class 1                                    --                 --               $6,815,427
   Class 2                            $2,294,340                 --                       --
   Other                                      --             $1,592                       --
                                    ============            =======             ============
  Market Value:
   Class I                                    --                 --                       --
   Class II                                   --                 --                       --
   Class X                                    --                 --                       --
   Class Y                                    --                 --                       --
   Class 1                                    --                 --               $7,620,940
   Class 2                            $2,675,550                 --                       --
   Other                                      --             $2,232                       --
 Due from Hartford Life
  Insurance Company                           --                 --                       --
 Receivable from fund shares
  sold                                       133                 --                   36,611
 Other assets                                 --                 --                       --
                                    ------------            -------             ------------
 Total Assets                          2,675,683              2,232                7,657,551
                                    ------------            -------             ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          133                 --                   36,611
 Payable for fund shares
  purchased                                   --                 --                       --
 Other liabilities                            --                 --                       --
                                    ------------            -------             ------------
 Total Liabilities                           133                 --                   36,611
                                    ------------            -------             ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $2,675,550             $2,232               $7,620,940
                                    ============            =======             ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                              TEMPLETON
                                                              DEVELOPING
                                    MUTUAL SHARES              MARKETS
                                   SECURITIES FUND         SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                 142,890
   Class 2                                448,290                      --
   Other                                    2,767                      --
                                     ============            ============
  Cost:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --              $1,219,018
   Class 2                             $6,546,531                      --
   Other                                   39,483                      --
                                     ============            ============
  Market Value:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --              $1,628,953
   Class 2                             $7,150,239                      --
   Other                                   44,331                      --
 Due from Hartford Life
  Insurance Company                            --                      --
 Receivable from fund shares
  sold                                        355                   5,037
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                           7,194,925               1,633,990
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           355                   5,037
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                            355                   5,037
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $7,194,570              $1,628,953
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                      HARTFORD
                                     TEMPLETON             TEMPLETON             HARTFORD              TOTAL
                                       GROWTH             GLOBAL BOND            ADVISERS           RETURN BOND
                                  SECURITIES FUND       SECURITIES FUND          HLS FUND             HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (6)       SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                 --                       --                   --
   Class II                                   --                 --                       --                   --
   Class X                                    --                 --                       --                   --
   Class Y                                    --                 --                       --                   --
   Class 1                                    --                 --                       --                   --
   Class 2                               170,269                 --                       --                   --
   Other                                   3,427                128                1,534,213           35,162,628
                                    ============            =======            =============       ==============
  Cost:
   Class I                                    --                 --                       --                   --
   Class II                                   --                 --                       --                   --
   Class X                                    --                 --                       --                   --
   Class Y                                    --                 --                       --                   --
   Class 1                                    --                 --                       --                   --
   Class 2                            $1,845,553                 --                       --                   --
   Other                                  34,162             $2,112              $33,629,805         $400,898,776
                                    ============            =======            =============       ==============
  Market Value:
   Class I                                    --                 --                       --                   --
   Class II                                   --                 --                       --                   --
   Class X                                    --                 --                       --                   --
   Class Y                                    --                 --                       --                   --
   Class 1                                    --                 --                       --                   --
   Class 2                            $1,874,664                 --                       --                   --
   Other                                  38,073             $2,536              $29,644,046         $383,128,970
 Due from Hartford Life
  Insurance Company                           --                 --                       --                   --
 Receivable from fund shares
  sold                                        95                 --                      757              754,649
 Other assets                                 --                 --                        5                   --
                                    ------------            -------            -------------       --------------
 Total Assets                          1,912,832              2,536               29,644,808          383,883,619
                                    ------------            -------            -------------       --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           95                 --                      757              754,649
 Payable for fund shares
  purchased                                   --                 --                       --                   --
 Other liabilities                            --                 --                       --                   33
                                    ------------            -------            -------------       --------------
 Total Liabilities                            95                 --                      757              754,682
                                    ------------            -------            -------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,912,737             $2,536              $29,644,051         $383,128,937
                                    ============            =======            =============       ==============

                                 HARTFORD        HARTFORD
                                  CAPITAL        DIVIDEND           HARTFORD
                               APPRECIATION     AND GROWTH      GLOBAL RESEARCH
                                 HLS FUND        HLS FUND           HLS FUND
                                SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT (7)
-----------------------------  ---------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                --              --               --
   Class II                               --              --               --
   Class X                                --              --               --
   Class Y                                --              --               --
   Class 1                                --              --               --
   Class 2                                --              --               --
   Other                           1,069,943      13,465,580           97,910
                               =============  ==============       ==========
  Cost:
   Class I                                --              --               --
   Class II                               --              --               --
   Class X                                --              --               --
   Class Y                                --              --               --
   Class 1                                --              --               --
   Class 2                                --              --               --
   Other                         $31,457,005    $305,189,122         $826,879
                               =============  ==============       ==========
  Market Value:
   Class I                                --              --               --
   Class II                               --              --               --
   Class X                                --              --               --
   Class Y                                --              --               --
   Class 1                                --              --               --
   Class 2                                --              --               --
   Other                         $45,322,349    $262,568,819         $973,533
 Due from Hartford Life
  Insurance Company                       --          82,229               --
 Receivable from fund shares
  sold                                 2,600              --              100
 Other assets                             --              65               --
                               -------------  --------------       ----------
 Total Assets                     45,324,949     262,651,113          973,633
                               -------------  --------------       ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                    2,600              --              100
 Payable for fund shares
  purchased                               --          82,229               --
 Other liabilities                        --              --               --
                               -------------  --------------       ----------
 Total Liabilities                     2,600          82,229              100
                               -------------  --------------       ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $45,322,349    $262,568,884         $973,533
                               =============  ==============       ==========

(6) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

(7)  Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                           HARTFORD
                                       HARTFORD          DISCIPLINED
                                    GLOBAL GROWTH           EQUITY
                                       HLS FUND            HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                   --
   Class II                                    --                   --
   Class X                                     --                   --
   Class Y                                     --                   --
   Class 1                                     --                   --
   Class 2                                     --                   --
   Other                                  388,735           13,735,847
                                     ============       ==============
  Cost:
   Class I                                     --                   --
   Class II                                    --                   --
   Class X                                     --                   --
   Class Y                                     --                   --
   Class 1                                     --                   --
   Class 2                                     --                   --
   Other                               $7,337,563         $178,445,844
                                     ============       ==============
  Market Value:
   Class I                                     --                   --
   Class II                                    --                   --
   Class X                                     --                   --
   Class Y                                     --                   --
   Class 1                                     --                   --
   Class 2                                     --                   --
   Other                               $6,072,773         $162,001,814
 Due from Hartford Life
  Insurance Company                            --                   --
 Receivable from fund shares
  sold                                        278               71,088
 Other assets                                  --                   --
                                     ------------       --------------
 Total Assets                           6,073,051          162,072,902
                                     ------------       --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           278               71,088
 Payable for fund shares
  purchased                                    --                   --
 Other liabilities                             --                   43
                                     ------------       --------------
 Total Liabilities                            278               71,131
                                     ------------       --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $6,072,773         $162,001,771
                                     ============       ==============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          HARTFORD
                                      HARTFORD             GROWTH        HARTFORD            HARTFORD
                                       GROWTH           OPPORTUNITIES   HIGH YIELD            INDEX
                                      HLS FUND            HLS FUND       HLS FUND            HLS FUND
                                   SUB-ACCOUNT (8)       SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                  --             --                 --
   Class II                                    --                  --             --                 --
   Class X                                     --                  --             --                 --
   Class Y                                     --                  --             --                 --
   Class 1                                     --                  --             --                 --
   Class 2                                     --                  --             --                 --
   Other                                  935,122           1,509,803      4,942,427            288,777
                                    =============       =============  =============       ============
  Cost:
   Class I                                     --                  --             --                 --
   Class II                                    --                  --             --                 --
   Class X                                     --                  --             --                 --
   Class Y                                     --                  --             --                 --
   Class 1                                     --                  --             --                 --
   Class 2                                     --                  --             --                 --
   Other                              $11,433,548         $47,878,341    $41,949,779         $8,912,140
                                    =============       =============  =============       ============
  Market Value:
   Class I                                     --                  --             --                 --
   Class II                                    --                  --             --                 --
   Class X                                     --                  --             --                 --
   Class Y                                     --                  --             --                 --
   Class 1                                     --                  --             --                 --
   Class 2                                     --                  --             --                 --
   Other                              $11,236,844         $39,046,521    $45,246,488         $7,565,895
 Due from Hartford Life
  Insurance Company                            --              32,398             --                472
 Receivable from fund shares
  sold                                        529                  --         33,237                 --
 Other assets                                  --                   5             --                 --
                                    -------------       -------------  -------------       ------------
 Total Assets                          11,237,373          39,078,924     45,279,725          7,566,367
                                    -------------       -------------  -------------       ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           529                  --         33,237                 --
 Payable for fund shares
  purchased                                    --              32,398             --                472
 Other liabilities                              1                  --              6                  3
                                    -------------       -------------  -------------       ------------
 Total Liabilities                            530              32,398         33,243                475
                                    -------------       -------------  -------------       ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $11,236,843         $39,046,526    $45,246,482         $7,565,892
                                    =============       =============  =============       ============

                                      HARTFORD                 HARTFORD
                                    INTERNATIONAL           SMALL/MID CAP               HARTFORD
                                    OPPORTUNITIES               EQUITY                MIDCAP VALUE
                                      HLS FUND                 HLS FUND                 HLS FUND
                                 SUB-ACCOUNT (9)(10)       SUB-ACCOUNT (11)       SUB-ACCOUNT (12)(13)
-----------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                      --                       --
   Class II                                    --                      --                       --
   Class X                                     --                      --                       --
   Class Y                                     --                      --                       --
   Class 1                                     --                      --                       --
   Class 2                                     --                      --                       --
   Other                                6,621,976                 450,551                  225,406
                                    =============            ============             ============
  Cost:
   Class I                                     --                      --                       --
   Class II                                    --                      --                       --
   Class X                                     --                      --                       --
   Class Y                                     --                      --                       --
   Class 1                                     --                      --                       --
   Class 2                                     --                      --                       --
   Other                              $90,690,928              $3,128,384               $2,019,752
                                    =============            ============             ============
  Market Value:
   Class I                                     --                      --                       --
   Class II                                    --                      --                       --
   Class X                                     --                      --                       --
   Class Y                                     --                      --                       --
   Class 1                                     --                      --                       --
   Class 2                                     --                      --                       --
   Other                              $82,520,889              $4,437,615               $2,326,755
 Due from Hartford Life
  Insurance Company                        28,439                      --                       --
 Receivable from fund shares
  sold                                         --                     228                      118
 Other assets                                  --                      --                       --
                                    -------------            ------------             ------------
 Total Assets                          82,549,328               4,437,843                2,326,873
                                    -------------            ------------             ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                     228                      118
 Payable for fund shares
  purchased                                28,439                      --                       --
 Other liabilities                              9                      --                       --
                                    -------------            ------------             ------------
 Total Liabilities                         28,448                     228                      118
                                    -------------            ------------             ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $82,520,880              $4,437,615               $2,326,755
                                    =============            ============             ============

(8) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

(9) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(10) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

(11) Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

(12) Inception date July 30, 2010.

(13) Effective July 30, 2010 Hartford SmallCap Value HLS Fund merged with Hartford MidCap Value HLS Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       HARTFORD                 HARTFORD
                                     MONEY MARKET             SMALL COMPANY
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                       --
   Class II                                     --                       --
   Class X                                      --                       --
   Class Y                                      --                       --
   Class 1                                      --                       --
   Class 2                                      --                       --
   Other                                73,364,901                1,337,719
                                     =============            =============
  Cost:
   Class I                                      --                       --
   Class II                                     --                       --
   Class X                                      --                       --
   Class Y                                      --                       --
   Class 1                                      --                       --
   Class 2                                      --                       --
   Other                               $73,364,901              $25,236,575
                                     =============            =============
  Market Value:
   Class I                                      --                       --
   Class II                                     --                       --
   Class X                                      --                       --
   Class Y                                      --                       --
   Class 1                                      --                       --
   Class 2                                      --                       --
   Other                               $73,364,901              $23,627,841
 Due from Hartford Life
  Insurance Company                             --                       --
 Receivable from fund shares
  sold                                     189,627                    2,499
 Other assets                                   --                       --
                                     -------------            -------------
 Total Assets                           73,554,528               23,630,340
                                     -------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        189,627                    2,499
 Payable for fund shares
  purchased                                     --                       --
 Other liabilities                              15                        5
                                     -------------            -------------
 Total Liabilities                         189,642                    2,504
                                     -------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $73,364,886              $23,627,836
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                               HARTFORD
                                      HARTFORD            HARTFORD         U.S. GOVERNMENT              HARTFORD
                                   SMALLCAP GROWTH          STOCK             SECURITIES                  VALUE
                                      HLS FUND            HLS FUND             HLS FUND                 HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT (14)(15)
------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                  --                   --                       --
   Class II                                    --                  --                   --                       --
   Class X                                     --                  --                   --                       --
   Class Y                                     --                  --                   --                       --
   Class 1                                     --                  --                   --                       --
   Class 2                                     --                  --                   --                       --
   Other                                  966,342             360,281           13,518,517                5,118,358
                                    =============       =============       ==============            =============
  Cost:
   Class I                                     --                  --                   --                       --
   Class II                                    --                  --                   --                       --
   Class X                                     --                  --                   --                       --
   Class Y                                     --                  --                   --                       --
   Class 1                                     --                  --                   --                       --
   Class 2                                     --                  --                   --                       --
   Other                              $20,363,562         $17,938,142         $149,081,729              $59,281,238
                                    =============       =============       ==============            =============
  Market Value:
   Class I                                     --                  --                   --                       --
   Class II                                    --                  --                   --                       --
   Class X                                     --                  --                   --                       --
   Class Y                                     --                  --                   --                       --
   Class 1                                     --                  --                   --                       --
   Class 2                                     --                  --                   --                       --
   Other                              $20,649,608         $14,765,735         $141,343,931              $55,135,522
 Due from Hartford Life
  Insurance Company                        79,009                  --                   --                       --
 Receivable from fund shares
  sold                                         --                 658               24,471                    2,648
 Other assets                                   1                   2                   53                        6
                                    -------------       -------------       --------------            -------------
 Total Assets                          20,728,618          14,766,395          141,368,455               55,138,176
                                    -------------       -------------       --------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                 658               24,471                    2,648
 Payable for fund shares
  purchased                                79,009                  --                   --                       --
 Other liabilities                             --                  --                   --                       --
                                    -------------       -------------       --------------            -------------
 Total Liabilities                         79,009                 658               24,471                    2,648
                                    -------------       -------------       --------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $20,649,609         $14,765,737         $141,343,984              $55,135,528
                                    =============       =============       ==============            =============

                                                      AMERICAN FUNDS
                                 AMERICAN FUNDS        GLOBAL SMALL       AMERICAN FUNDS
                                      BOND            CAPITALIZATION          GROWTH
                                    HLS FUND             HLS FUND            HLS FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --                --                    --
   Class II                                --                --                    --
   Class X                                 --                --                    --
   Class Y                                 --                --                    --
   Class 1                                 --                --                    --
   Class 2                                 --                --                    --
   Other                                1,069                 7                   764
                                    =========              ====               =======
  Cost:
   Class I                                 --                --                    --
   Class II                                --                --                    --
   Class X                                 --                --                    --
   Class Y                                 --                --                    --
   Class 1                                 --                --                    --
   Class 2                                 --                --                    --
   Other                              $10,336               $68                $5,375
                                    =========              ====               =======
  Market Value:
   Class I                                 --                --                    --
   Class II                                --                --                    --
   Class X                                 --                --                    --
   Class Y                                 --                --                    --
   Class 1                                 --                --                    --
   Class 2                                 --                --                    --
   Other                              $10,916               $74                $7,160
 Due from Hartford Life
  Insurance Company                        --                --                    --
 Receivable from fund shares
  sold                                     --                --                    --
 Other assets                              --                --                    --
                                    ---------              ----               -------
 Total Assets                          10,916                74                 7,160
                                    ---------              ----               -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                --                    --
 Payable for fund shares
  purchased                                --                --                    --
 Other liabilities                         --                --                    --
                                    ---------              ----               -------
 Total Liabilities                         --                --                    --
                                    ---------              ----               -------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $10,916               $74                $7,160
                                    =========              ====               =======

(14) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

(15) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  AMERICAN FUNDS         HUNTINGTON VA
                                   INTERNATIONAL             INCOME
                                     HLS FUND             EQUITY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --                       --
   Class II                                --                       --
   Class X                                 --                       --
   Class Y                                 --                       --
   Class 1                                 --                       --
   Class 2                                 --                       --
   Other                                  529                  211,401
                                      =======             ============
  Cost:
   Class I                                 --                       --
   Class II                                --                       --
   Class X                                 --                       --
   Class Y                                 --                       --
   Class 1                                 --                       --
   Class 2                                 --                       --
   Other                               $4,023               $2,519,420
                                      =======             ============
  Market Value:
   Class I                                 --                       --
   Class II                                --                       --
   Class X                                 --                       --
   Class Y                                 --                       --
   Class 1                                 --                       --
   Class 2                                 --                       --
   Other                               $4,744               $1,832,843
 Due from Hartford Life
  Insurance Company                        --                       --
 Receivable from fund shares
  sold                                     --                       73
 Other assets                              --                       --
                                      -------             ------------
 Total Assets                           4,744                1,832,916
                                      -------             ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                       73
 Payable for fund shares
  purchased                                --                       --
 Other liabilities                         --                       --
                                      -------             ------------
 Total Liabilities                         --                       73
                                      -------             ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $4,744               $1,832,843
                                      =======             ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                HUNTINGTON VA                                   HUNTINGTON VA           HUNTINGTON VA
                                   DIVIDEND             HUNTINGTON VA              MID CORP                  NEW
                                 CAPTURE FUND            GROWTH FUND             AMERICA FUND            ECONOMY FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --                      --                      --                      --
   Class II                                --                      --                      --                      --
   Class X                                 --                      --                      --                      --
   Class Y                                 --                      --                      --                      --
   Class 1                                 --                      --                      --                      --
   Class 2                                 --                      --                      --                      --
   Other                              346,898                 205,558                 132,744                 177,833
                                 ============            ============            ============            ============
  Cost:
   Class I                                 --                      --                      --                      --
   Class II                                --                      --                      --                      --
   Class X                                 --                      --                      --                      --
   Class Y                                 --                      --                      --                      --
   Class 1                                 --                      --                      --                      --
   Class 2                                 --                      --                      --                      --
   Other                           $4,364,499              $1,904,243              $2,212,508              $2,997,786
                                 ============            ============            ============            ============
  Market Value:
   Class I                                 --                      --                      --                      --
   Class II                                --                      --                      --                      --
   Class X                                 --                      --                      --                      --
   Class Y                                 --                      --                      --                      --
   Class 1                                 --                      --                      --                      --
   Class 2                                 --                      --                      --                      --
   Other                           $3,382,254              $1,605,406              $2,341,593              $2,249,585
 Due from Hartford Life
  Insurance Company                        --                   1,735                     802                      --
 Receivable from fund
  shares sold                             157                      --                      --                      92
 Other assets                              --                      --                      --                      --
                                 ------------            ------------            ------------            ------------
 Total Assets                       3,382,411               1,607,141               2,342,395               2,249,677
                                 ------------            ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       157                      --                      --                      92
 Payable for fund shares
  purchased                                --                   1,735                     802                      --
 Other liabilities                          1                       4                      --                      --
                                 ------------            ------------            ------------            ------------
 Total Liabilities                        158                   1,739                     802                      92
                                 ------------            ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $3,382,253              $1,605,402              $2,341,593              $2,249,585
                                 ============            ============            ============            ============

                                HUNTINGTON VA           HUNTINGTON VA
                                   ROTATING             INTERNATIONAL           HUNTINGTON VA
                                 MARKETS FUND            EQUITY FUND            MACRO 100 FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --                      --                      --
   Class II                                --                      --                      --
   Class X                                 --                      --                      --
   Class Y                                 --                      --                      --
   Class 1                                 --                      --                      --
   Class 2                                 --                      --                      --
   Other                               79,346                 176,699                 102,591
                                 ============            ============            ============
  Cost:
   Class I                                 --                      --                      --
   Class II                                --                      --                      --
   Class X                                 --                      --                      --
   Class Y                                 --                      --                      --
   Class 1                                 --                      --                      --
   Class 2                                 --                      --                      --
   Other                           $1,112,964              $2,643,677              $1,186,264
                                 ============            ============            ============
  Market Value:
   Class I                                 --                      --                      --
   Class II                                --                      --                      --
   Class X                                 --                      --                      --
   Class Y                                 --                      --                      --
   Class 1                                 --                      --                      --
   Class 2                                 --                      --                      --
   Other                             $880,737              $2,555,062                $924,343
 Due from Hartford Life
  Insurance Company                        --                     783                      --
 Receivable from fund
  shares sold                              36                      --                      36
 Other assets                              --                      --                       1
                                 ------------            ------------            ------------
 Total Assets                         880,773               2,555,845                 924,380
                                 ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        36                      --                      36
 Payable for fund shares
  purchased                                --                     783                      --
 Other liabilities                         --                      --                      --
                                 ------------            ------------            ------------
 Total Liabilities                         36                     783                      36
                                 ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $880,737              $2,555,062                $924,344
                                 ============            ============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    HUNTINGTON VA
                                       MORTGAGE             HUNTINGTON VA
                                   SECURITIES FUND            SITUS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                                  131,732                 300,116
                                     ============            ============
  Cost:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                               $1,452,215              $4,320,317
                                     ============            ============
  Market Value:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                               $1,513,600              $4,498,742
 Due from Hartford Life
  Insurance Company                            --                     262
 Receivable from fund shares
  sold                                         69                      --
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                           1,513,669               4,499,004
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            69                      --
 Payable for fund shares
  purchased                                    --                     262
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                             69                     262
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $1,513,600              $4,498,742
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                          LORD ABBETT
                                     LORD ABBETT             LORD ABBETT              LORD ABBETT          GROWTH AND
                                     FUNDAMENTAL          CAPITAL STRUCTURE         BOND-DEBENTURE           INCOME
                                  EQUITY PORTFOLIO            PORTFOLIO                  FUND              PORTFOLIO
                                  SUB-ACCOUNT (16)         SUB-ACCOUNT (17)           SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                      --                       --                   --
   Class II                                    --                      --                       --                   --
   Class X                                     --                      --                       --                   --
   Class Y                                     --                      --                       --                   --
   Class 1                                     --                      --                       --                   --
   Class 2                                     --                      --                       --                   --
   Other                                  578,530                 428,665                3,840,800            4,698,317
                                    =============            ============            =============       ==============
  Cost:
   Class I                                     --                      --                       --                   --
   Class II                                    --                      --                       --                   --
   Class X                                     --                      --                       --                   --
   Class Y                                     --                      --                       --                   --
   Class 1                                     --                      --                       --                   --
   Class 2                                     --                      --                       --                   --
   Other                               $9,269,120              $6,199,147              $44,972,732         $136,355,710
                                    =============            ============            =============       ==============
  Market Value:
   Class I                                     --                      --                       --                   --
   Class II                                    --                      --                       --                   --
   Class X                                     --                      --                       --                   --
   Class Y                                     --                      --                       --                   --
   Class 1                                     --                      --                       --                   --
   Class 2                                     --                      --                       --                   --
   Other                              $10,216,834              $5,739,828              $45,820,745         $111,678,985
 Due from Hartford Life
  Insurance Company                            --                      --                       --              136,326
 Receivable from fund shares
  sold                                      2,575                     389                   33,666                   --
 Other assets                                  --                      --                       --                   --
                                    -------------            ------------            -------------       --------------
 Total Assets                          10,219,409               5,740,217               45,854,411          111,815,311
                                    -------------            ------------            -------------       --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         2,575                     389                   33,666                   --
 Payable for fund shares
  purchased                                    --                      --                       --              136,326
 Other liabilities                             --                      --                       --                    1
                                    -------------            ------------            -------------       --------------
 Total Liabilities                          2,575                     389                   33,666              136,327
                                    -------------            ------------            -------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $10,216,834              $5,739,828              $45,820,745         $111,678,984
                                    =============            ============            =============       ==============


                                    LORD ABBETT
                                      CLASSIC              MFS(R) CORE          MFS(R) GROWTH
                                  STOCK PORTFOLIO         EQUITY SERIES             SERIES
                                  SUB-ACCOUNT (18)         SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                    --                    --
   Class II                                   --                    --                    --
   Class X                                    --                    --                    --
   Class Y                                    --                    --                    --
   Class 1                                    --                    --                    --
   Class 2                                    --                    --                    --
   Other                                 551,589                20,666                22,212
                                    ============            ==========            ==========
  Cost:
   Class I                                    --                    --                    --
   Class II                                   --                    --                    --
   Class X                                    --                    --                    --
   Class Y                                    --                    --                    --
   Class 1                                    --                    --                    --
   Class 2                                    --                    --                    --
   Other                              $6,241,115              $319,861              $598,403
                                    ============            ==========            ==========
  Market Value:
   Class I                                    --                    --                    --
   Class II                                   --                    --                    --
   Class X                                    --                    --                    --
   Class Y                                    --                    --                    --
   Class 1                                    --                    --                    --
   Class 2                                    --                    --                    --
   Other                              $6,784,541              $323,423              $548,414
 Due from Hartford Life
  Insurance Company                           --                    --                    --
 Receivable from fund shares
  sold                                     1,836                    14                    25
 Other assets                                 --                    --                    --
                                    ------------            ----------            ----------
 Total Assets                          6,786,377               323,437               548,439
                                    ------------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        1,836                    14                    25
 Payable for fund shares
  purchased                                   --                    --                    --
 Other liabilities                            --                    --                    --
                                    ------------            ----------            ----------
 Total Liabilities                         1,836                    14                    25
                                    ------------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $6,784,541              $323,423              $548,414
                                    ============            ==========            ==========

(16) Formerly Lord Abbett All Value Portfolio. Change effective May 1, 2010.

(17) Formerly Lord Abbett America's Value Portfolio. Change effective May 1,
     2010.

(18) Formerly Lord Abbett Large Cap Core Fund. Change effective May 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  MFS(R) INVESTORS
                                       GROWTH           MFS(R) INVESTORS
                                    STOCK SERIES          TRUST SERIES
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                   --                    --
   Class II                                  --                    --
   Class X                                   --                    --
   Class Y                                   --                    --
   Class 1                                   --                    --
   Class 2                                   --                    --
   Other                                 25,780                41,447
                                     ==========            ==========
  Cost:
   Class I                                   --                    --
   Class II                                  --                    --
   Class X                                   --                    --
   Class Y                                   --                    --
   Class 1                                   --                    --
   Class 2                                   --                    --
   Other                               $311,296              $733,997
                                     ==========            ==========
  Market Value:
   Class I                                   --                    --
   Class II                                  --                    --
   Class X                                   --                    --
   Class Y                                   --                    --
   Class 1                                   --                    --
   Class 2                                   --                    --
   Other                               $283,843              $830,607
 Due from Hartford Life
  Insurance Company                          --                    --
 Receivable from fund shares
  sold                                       12                    41
 Other assets                                --                    --
                                     ----------            ----------
 Total Assets                           283,855               830,648
                                     ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          12                    41
 Payable for fund shares
  purchased                                  --                    --
 Other liabilities                           --                    --
                                     ----------            ----------
 Total Liabilities                           12                    41
                                     ----------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $283,843              $830,607
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                INVESCO
                                                                            VAN KAMPEN V.I.         UIF CORE PLUS
                                    MFS(R) TOTAL         MFS(R) VALUE          EQUITY AND            FIXED INCOME
                                   RETURN SERIES            SERIES            INCOME FUND             PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT (19)       SUB-ACCOUNT (20)
----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                 --                    --                 750,970
   Class II                                   --                 --                    --                      --
   Class X                                    --                 --                    --                      --
   Class Y                                    --                 --                    --                      --
   Class 1                                    --                 --                    --                      --
   Class 2                                    --                 --                    --                      --
   Other                                 410,642                542                13,285                      --
                                    ============            =======            ==========            ============
  Cost:
   Class I                                    --                 --                    --              $8,261,620
   Class II                                   --                 --                    --                      --
   Class X                                    --                 --                    --                      --
   Class Y                                    --                 --                    --                      --
   Class 1                                    --                 --                    --                      --
   Class 2                                    --                 --                    --                      --
   Other                              $7,734,704             $5,712              $172,713                      --
                                    ============            =======            ==========            ============
  Market Value:
   Class I                                    --                 --                    --              $7,517,213
   Class II                                   --                 --                    --                      --
   Class X                                    --                 --                    --                      --
   Class Y                                    --                 --                    --                      --
   Class 1                                    --                 --                    --                      --
   Class 2                                    --                 --                    --                      --
   Other                              $7,683,114             $6,957              $186,662                      --
 Due from Hartford Life
  Insurance Company                           --                 --                    --                      --
 Receivable from fund shares
  sold                                       378                 --                    10                   5,889
 Other assets                                 --                 --                    --                      --
                                    ------------            -------            ----------            ------------
 Total Assets                          7,683,492              6,957               186,672               7,523,102
                                    ------------            -------            ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          378                 --                    10                   5,889
 Payable for fund shares
  purchased                                   --                 --                    --                      --
 Other liabilities                            --                 --                    --                      --
                                    ------------            -------            ----------            ------------
 Total Liabilities                           378                 --                    10                   5,889
                                    ------------            -------            ----------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $7,683,114             $6,957              $186,662              $7,517,213
                                    ============            =======            ==========            ============

                                                                                     INVESCO
                                   UIF EMERGING           UIF EMERGING           VAN KAMPEN V.I.
                                   MARKETS DEBT          MARKETS EQUITY                HIGH
                                    PORTFOLIO               PORTFOLIO               YIELD FUND
                                 SUB-ACCOUNT (21)       SUB-ACCOUNT (22)         SUB-ACCOUNT (23)
-----------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                              92,724                   69,441                      --
   Class II                                 --                2,001,864                      --
   Class X                                  --                       --                      --
   Class Y                                  --                       --                      --
   Class 1                                  --                       --                      --
   Class 2                                  --                       --                      --
   Other                                    --                       --                  63,439
                                    ==========            =============            ============
  Cost:
   Class I                            $727,090                 $837,360                      --
   Class II                                 --               34,572,199                      --
   Class X                                  --                       --                      --
   Class Y                                  --                       --                      --
   Class 1                                  --                       --                      --
   Class 2                                  --                       --                      --
   Other                                    --                       --              $1,027,553
                                    ==========            =============            ============
  Market Value:
   Class I                            $754,774               $1,068,016                      --
   Class II                                 --               30,708,592                      --
   Class X                                  --                       --                      --
   Class Y                                  --                       --                      --
   Class 1                                  --                       --                      --
   Class 2                                  --                       --                      --
   Other                                    --                       --                $752,395
 Due from Hartford Life
  Insurance Company                         --                   22,941                      --
 Receivable from fund shares
  sold                                   3,852                       --                   2,673
 Other assets                               --                       --                      --
                                    ----------            -------------            ------------
 Total Assets                          758,626               31,799,549                 755,068
                                    ----------            -------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                      3,852                       --                   2,673
 Payable for fund shares
  purchased                                 --                   22,941                      --
 Other liabilities                          --                        1                       1
                                    ----------            -------------            ------------
 Total Liabilities                       3,852                   22,942                   2,674
                                    ----------            -------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $754,774              $31,776,607                $752,394
                                    ==========            =============            ============

(19) Formerly Van Kampen -- UIF Equity and Income Portfolio. Change effective June 1, 2010.

(20) Formerly Van Kampen -- UIF Core Plus Fixed Income Portfolio. Change effective June 1, 2010.

(21) Formerly Van Kampen -- UIF Emerging Markets Debt Portfolio. Change effective June 1, 2010.

(22) Formerly Van Kampen -- UIF Emerging Markets Equity Portfolio. Change Effective June 1, 2010.

(23) Formerly Van Kampen -- UIF High Yield Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                 INVESCO
                                      UIF MID CAP            VAN KAMPEN V.I.
                                        GROWTH                   MID CAP
                                       PORTFOLIO               VALUE FUND
                                   SUB-ACCOUNT (24)         SUB-ACCOUNT (25)
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                       --
   Class II                              1,147,865                       --
   Class X                                      --                       --
   Class Y                                      --                       --
   Class 1                                      --                       --
   Class 2                                      --                       --
   Other                                        --                1,027,097
                                     =============            =============
  Cost:
   Class I                                      --                       --
   Class II                            $14,255,319                       --
   Class X                                      --                       --
   Class Y                                      --                       --
   Class 1                                      --                       --
   Class 2                                      --                       --
   Other                                        --              $16,847,666
                                     =============            =============
  Market Value:
   Class I                                      --                       --
   Class II                            $13,785,858                       --
   Class X                                      --                       --
   Class Y                                      --                       --
   Class 1                                      --                       --
   Class 2                                      --                       --
   Other                                        --              $13,078,497
 Due from Hartford Life
  Insurance Company                             --                   58,999
 Receivable from fund shares
  sold                                       2,923                       --
 Other assets                                   --                       --
                                     -------------            -------------
 Total Assets                           13,788,781               13,137,496
                                     -------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          2,923                       --
 Payable for fund shares
  purchased                                     --                   58,999
 Other liabilities                              --                       --
                                     -------------            -------------
 Total Liabilities                           2,923                   58,999
                                     -------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $13,785,858              $13,078,497
                                     =============            =============

(24) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

(25) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                              MORGAN STANLEY --       MORGAN STANLEY --
                              MORGAN STANLEY --      INVESCO V.I. SELECT           CAPITAL                 MID CAP
                                 FOCUS GROWTH             DIMENSIONS            OPPORTUNITIES               GROWTH
                                  PORTFOLIO             BALANCED FUND             PORTFOLIO               PORTFOLIO
                                 SUB-ACCOUNT           SUB-ACCOUNT (26)          SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --                      --                      --                      --
   Class II                                --                      --                      --                      --
   Class X                            308,328                      --                  77,564                  62,760
   Class Y                             69,091                      --                  66,694                  13,500
   Class 1                                 --                      --                      --                      --
   Class 2                                 --                      --                      --                      --
   Other                                   --                 324,066                      --                      --
                                 ============            ============            ============            ============
  Cost:
   Class I                                 --                      --                      --                      --
   Class II                                --                      --                      --                      --
   Class X                         $4,030,924                      --                $771,649                $841,471
   Class Y                          1,635,391                      --               1,158,324                 319,107
   Class 1                                 --                      --                      --                      --
   Class 2                                 --                      --                      --                      --
   Other                                   --              $4,138,785                      --                      --
                                 ============            ============            ============            ============
  Market Value:
   Class I                                 --                      --                      --                      --
   Class II                                --                      --                      --                      --
   Class X                         $6,906,550                      --              $1,284,464              $2,217,926
   Class Y                          1,527,597                      --               1,075,773                 467,660
   Class 1                                 --                      --                      --                      --
   Class 2                                 --                      --                      --                      --
   Other                                   --              $4,473,234                      --                      --
 Due from Hartford Life
  Insurance Company                        --                      --                      --                      --
 Receivable from fund
  shares sold                             359                     222                  22,223                     119
 Other assets                              --                      --                      --                      --
                                 ------------            ------------            ------------            ------------
 Total Assets                       8,434,506               4,473,456               2,382,460               2,685,705
                                 ------------            ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       359                     222                  22,223                     119
 Payable for fund shares
  purchased                                --                      --                      --                      --
 Other liabilities                         --                      --                      --                      --
                                 ------------            ------------            ------------            ------------
 Total Liabilities                        359                     222                  22,223                     119
                                 ------------            ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $8,434,147              $4,473,234              $2,360,237              $2,685,586
                                 ============            ============            ============            ============

                                                     INVESCO V.I. SELECT      MORGAN STANLEY --
                              MORGAN STANLEY --           DIMENSIONS               CAPITAL
                               FLEXIBLE INCOME             DIVIDEND                 GROWTH
                                  PORTFOLIO            GROWTH PORTFOLIO           PORTFOLIO
                                 SUB-ACCOUNT           SUB-ACCOUNT (27)          SUB-ACCOUNT
--------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --                      --                      --
   Class II                                --                      --                      --
   Class X                            189,440                      --                  59,675
   Class Y                            109,552                      --                  21,151
   Class 1                                 --                      --                      --
   Class 2                                 --                      --                      --
   Other                                   --                 581,382                      --
                                 ============            ============            ============
  Cost:
   Class I                                 --                      --                      --
   Class II                                --                      --                      --
   Class X                         $1,890,682                      --                $702,574
   Class Y                            813,460                      --                 385,914
   Class 1                                 --                      --                      --
   Class 2                                 --                      --                      --
   Other                                   --              $7,714,663                      --
                                 ============            ============            ============
  Market Value:
   Class I                                 --                      --                      --
   Class II                                --                      --                      --
   Class X                         $1,176,423                      --              $1,392,210
   Class Y                            675,936                      --                 483,728
   Class 1                                 --                      --                      --
   Class 2                                 --                      --                      --
   Other                                   --              $9,060,918                      --
 Due from Hartford Life
  Insurance Company                        --                      --                      --
 Receivable from fund
  shares sold                              80                     370                      79
 Other assets                              --                      --                      --
                                 ------------            ------------            ------------
 Total Assets                       1,852,439               9,061,288               1,876,017
                                 ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        80                     370                      79
 Payable for fund shares
  purchased                                --                      --                      --
 Other liabilities                         --                      --                      --
                                 ------------            ------------            ------------
 Total Liabilities                         80                     370                      79
                                 ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $1,852,359              $9,060,918              $1,875,938
                                 ============            ============            ============

(26) Formerly Morgan Stanley -- Balanced Portfolio. Change effective June 1,
     2010.

(27) Formerly Morgan Stanley -- Dividend Growth Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                          MORGAN STANLEY --
                                  MORGAN STANLEY --             GLOBAL
                                     MONEY MARKET           INFRASTRUCTURE
                                      PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                              3,645,164                  88,980
   Class Y                              4,662,825                  29,949
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                                       --                      --
                                     ============            ============
  Cost:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                             $3,645,164              $1,081,474
   Class Y                              4,662,825                 681,704
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                                       --                      --
                                     ============            ============
  Market Value:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                             $3,645,164              $1,997,595
   Class Y                              4,662,825                 670,860
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                                       --                      --
 Due from Hartford Life
  Insurance Company                            --                      --
 Receivable from fund shares
  sold                                     12,701                     161
 Other assets                                   1                      --
                                     ------------            ------------
 Total Assets                           8,320,691               2,668,616
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        12,701                     161
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                         12,701                     161
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $8,307,990              $2,668,455
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                INVESCO V.I. SELECT
                                     DIMENSIONS                                                         MTB MANAGED
                                  EQUALLY-WEIGHTED          UIF SMALL             UIF GLOBAL             ALLOCATION
                                      S&P 500             COMPANY GROWTH          FRANCHISE           FUND -- MODERATE
                                     PORTFOLIO              PORTFOLIO             PORTFOLIO              GROWTH II
                                  SUB-ACCOUNT (28)       SUB-ACCOUNT (29)      SUB-ACCOUNT (30)         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                    --                    --                      --
   Class II                                   --                28,187                43,016                      --
   Class X                                    --                    --                    --                      --
   Class Y                                    --                    --                    --                      --
   Class 1                                    --                    --                    --                      --
   Class 2                                    --                    --                    --                      --
   Other                                 507,666                    --                    --                 310,161
                                    ============            ==========            ==========            ============
  Cost:
   Class I                                    --                    --                    --                      --
   Class II                                   --              $420,907              $566,306                      --
   Class X                                    --                    --                    --                      --
   Class Y                                    --                    --                    --                      --
   Class 1                                    --                    --                    --                      --
   Class 2                                    --                    --                    --                      --
   Other                              $8,328,302                    --                    --              $3,252,114
                                    ============            ==========            ==========            ============
  Market Value:
   Class I                                    --                    --                    --                      --
   Class II                                   --              $475,511              $642,228                      --
   Class X                                    --                    --                    --                      --
   Class Y                                    --                    --                    --                      --
   Class 1                                    --                    --                    --                      --
   Class 2                                    --                    --                    --                      --
   Other                              $9,472,091                    --                    --              $2,952,731
 Due from Hartford Life
  Insurance Company                           --                    --                    --                      --
 Receivable from fund shares
  sold                                       426                    28                    36                     108
 Other assets                                 --                    --                    --                      --
                                    ------------            ----------            ----------            ------------
 Total Assets                          9,472,517               475,539               642,264               2,952,839
                                    ------------            ----------            ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          426                    28                    36                     108
 Payable for fund shares
  purchased                                   --                    --                    --                      --
 Other liabilities                            --                    --                    --                       1
                                    ------------            ----------            ----------            ------------
 Total Liabilities                           426                    28                    36                     109
                                    ------------            ----------            ----------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $9,472,091              $475,511              $642,228              $2,952,730
                                    ============            ==========            ==========            ============


                                                        OPPENHEIMER
                                    OPPENHEIMER           CAPITAL           OPPENHEIMER
                                  SMALL- & MID-CAP     APPRECIATION      GLOBAL SECURITIES
                                   GROWTH FUND/VA         FUND/VA             FUND/VA
                                  SUB-ACCOUNT (31)      SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                  --                   --
   Class II                                   --                  --                   --
   Class X                                    --                  --                   --
   Class Y                                    --                  --                   --
   Class 1                                    --                  --                   --
   Class 2                                    --                  --                   --
   Other                                  70,290           1,196,862            5,634,973
                                    ============       =============       ==============
  Cost:
   Class I                                    --                  --                   --
   Class II                                   --                  --                   --
   Class X                                    --                  --                   --
   Class Y                                    --                  --                   --
   Class 1                                    --                  --                   --
   Class 2                                    --                  --                   --
   Other                              $3,313,589         $48,385,511         $194,608,250
                                    ============       =============       ==============
  Market Value:
   Class I                                    --                  --                   --
   Class II                                   --                  --                   --
   Class X                                    --                  --                   --
   Class Y                                    --                  --                   --
   Class 1                                    --                  --                   --
   Class 2                                    --                  --                   --
   Other                              $3,195,386         $47,862,511         $169,274,581
 Due from Hartford Life
  Insurance Company                           --                  --                   --
 Receivable from fund shares
  sold                                       133              10,803               16,743
 Other assets                                 --                  --                    8
                                    ------------       -------------       --------------
 Total Assets                          3,195,519          47,873,314          169,291,332
                                    ------------       -------------       --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          133              10,803               16,743
 Payable for fund shares
  purchased                                   --                  --                   --
 Other liabilities                            --                   1                   --
                                    ------------       -------------       --------------
 Total Liabilities                           133              10,804               16,743
                                    ------------       -------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $3,195,386         $47,862,510         $169,274,589
                                    ============       =============       ==============

(28) Formerly Morgan Stanley -- Equally-Weighted S&P 500 Portfolio. Change effective June 1, 2010.

(29) Formerly Van Kampen -- UIF Small Company Growth Portfolio. Change effective June 1, 2010.

(30) Formerly Van Kampen -- UIF Global Franchise Portfolio. Change effective June 1, 2010.

(31) Formerly Oppenheimer MidCap Fund/VA. Change effective May 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                         OPPENHEIMER
                                     OPPENHEIMER         MAIN STREET
                                     MAIN STREET          SMALL CAP
                                      FUND(R)/VA         FUND(R)/VA
                                     SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                  --
   Class II                                    --                  --
   Class X                                     --                  --
   Class Y                                     --                  --
   Class 1                                     --                  --
   Class 2                                     --                  --
   Other                                  419,052           3,516,493
                                     ============       =============
  Cost:
   Class I                                     --                  --
   Class II                                    --                  --
   Class X                                     --                  --
   Class Y                                     --                  --
   Class 1                                     --                  --
   Class 2                                     --                  --
   Other                               $9,638,708         $63,059,710
                                     ============       =============
  Market Value:
   Class I                                     --                  --
   Class II                                    --                  --
   Class X                                     --                  --
   Class Y                                     --                  --
   Class 1                                     --                  --
   Class 2                                     --                  --
   Other                               $8,678,561         $61,538,634
 Due from Hartford Life
  Insurance Company                            --                  --
 Receivable from fund shares
  sold                                      9,730              21,966
 Other assets                                  --                   1
                                     ------------       -------------
 Total Assets                           8,688,291          61,560,601
                                     ------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         9,730              21,966
 Payable for fund shares
  purchased                                    --                  --
 Other liabilities                             --                  --
                                     ------------       -------------
 Total Liabilities                          9,730              21,966
                                     ------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $8,678,561         $61,538,635
                                     ============       =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 PUTNAM VT          PUTNAM VT               PUTNAM VT              PUTNAM VT
                                DIVERSIFIED        GLOBAL ASSET             GROWTH AND           INTERNATIONAL
                                INCOME FUND      ALLOCATION FUND           INCOME FUND             VALUE FUND
                                SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (32)
------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                --                 --                      --                    --
   Class II                               --                 --                      --                    --
   Class X                                --                 --                      --                    --
   Class Y                                --                 --                      --                    --
   Class 1                                --                 --                      --                    --
   Class 2                                --                 --                      --                    --
   Other                           6,269,808            508,800                 291,679                76,945
                               =============       ============            ============            ==========
  Cost:
   Class I                                --                 --                      --                    --
   Class II                               --                 --                      --                    --
   Class X                                --                 --                      --                    --
   Class Y                                --                 --                      --                    --
   Class 1                                --                 --                      --                    --
   Class 2                                --                 --                      --                    --
   Other                         $50,314,053         $7,611,440              $7,331,478              $935,450
                               =============       ============            ============            ==========
  Market Value:
   Class I                                --                 --                      --                    --
   Class II                               --                 --                      --                    --
   Class X                                --                 --                      --                    --
   Class Y                                --                 --                      --                    --
   Class 1                                --                 --                      --                    --
   Class 2                                --                 --                      --                    --
   Other                         $49,092,595         $7,570,945              $4,733,957              $719,439
 Due from Hartford Life
  Insurance Company                  100,005                 --                      --                    --
 Receivable from fund shares
  sold                                    --              1,806                     193                    31
 Other assets                              1                  1                      --                    --
                               -------------       ------------            ------------            ----------
 Total Assets                     49,192,601          7,572,752               4,734,150               719,470
                               -------------       ------------            ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       --              1,806                     193                    31
 Payable for fund shares
  purchased                          100,005                 --                      --                    --
 Other liabilities                        --                 --                      --                    --
                               -------------       ------------            ------------            ----------
 Total Liabilities                   100,005              1,806                     193                    31
                               -------------       ------------            ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $49,092,596         $7,570,946              $4,733,957              $719,439
                               =============       ============            ============            ==========

                                 PUTNAM VT                                    PUTNAM VT
                               INTERNATIONAL         PUTNAM VT                MULTI-CAP
                                EQUITY FUND       INVESTORS FUND             GROWTH FUND
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT (33)(34)
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                --                  --                       --
   Class II                               --                  --                       --
   Class X                                --                  --                       --
   Class Y                                --                  --                       --
   Class 1                                --                  --                       --
   Class 2                                --                  --                       --
   Other                           4,307,811           2,948,617                   54,765
                               =============       =============             ============
  Cost:
   Class I                                --                  --                       --
   Class II                               --                  --                       --
   Class X                                --                  --                       --
   Class Y                                --                  --                       --
   Class 1                                --                  --                       --
   Class 2                                --                  --                       --
   Other                         $75,605,438         $33,198,527                 $983,972
                               =============       =============             ============
  Market Value:
   Class I                                --                  --                       --
   Class II                               --                  --                       --
   Class X                                --                  --                       --
   Class Y                                --                  --                       --
   Class 1                                --                  --                       --
   Class 2                                --                  --                       --
   Other                         $50,746,017         $29,810,518               $1,114,476
 Due from Hartford Life
  Insurance Company                       --                  --                       --
 Receivable from fund shares
  sold                                20,698               3,651                       45
 Other assets                             --                   1                       --
                               -------------       -------------             ------------
 Total Assets                     50,766,715          29,814,170                1,114,521
                               -------------       -------------             ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                   20,698               3,651                       45
 Payable for fund shares
  purchased                               --                  --                       --
 Other liabilities                         2                  --                        6
                               -------------       -------------             ------------
 Total Liabilities                    20,700               3,651                       51
                               -------------       -------------             ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $50,746,015         $29,810,519               $1,114,470
                               =============       =============             ============

(32) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

(33) Inception date September 24, 2010.

(34) Effective September 24, 2010 Putnam VT Vista Fund merged with Putnam VT Multi-Cap Growth Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  PUTNAM VT          PUTNAM VT
                                  SMALL CAP        GEORGE PUTNAM
                                 VALUE FUND        BALANCED FUND
                                 SUB-ACCOUNT      SUB-ACCOUNT (35)
---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --                 --
   Class II                                --                 --
   Class X                                 --                 --
   Class Y                                 --                 --
   Class 1                                 --                 --
   Class 2                                 --                 --
   Other                            3,010,822            533,557
                                =============       ============
  Cost:
   Class I                                 --                 --
   Class II                                --                 --
   Class X                                 --                 --
   Class Y                                 --                 --
   Class 1                                 --                 --
   Class 2                                 --                 --
   Other                          $68,279,063         $5,965,216
                                =============       ============
  Market Value:
   Class I                                 --                 --
   Class II                                --                 --
   Class X                                 --                 --
   Class Y                                 --                 --
   Class 1                                 --                 --
   Class 2                                 --                 --
   Other                          $41,489,131         $3,825,606
 Due from Hartford Life
  Insurance Company                        --                 --
 Receivable from fund shares
  sold                                 14,407                155
 Other assets                              --                 --
                                -------------       ------------
 Total Assets                      41,503,538          3,825,761
                                -------------       ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                    14,407                155
 Payable for fund shares
  purchased                                --                 --
 Other liabilities                         --                 --
                                -------------       ------------
 Total Liabilities                     14,407                155
                                -------------       ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $41,489,131         $3,825,606
                                =============       ============

(35) Formerly Putnam VT The George Putnam Fund of Boston. Change effective September 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                          INVESCO
                                                          PUTNAM VT               PIONEER             VAN KAMPEN V.I.
                                  PUTNAM VT                 EQUITY                FUND VCT              GROWTH AND
                                 VOYAGER FUND            INCOME FUND             PORTFOLIO              INCOME FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (36)
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --                      --                    --                       --
   Class II                                --                      --                15,801                       --
   Class X                                 --                      --                    --                       --
   Class Y                                 --                      --                    --                       --
   Class 1                                 --                      --                    --                       --
   Class 2                                 --                      --                    --                       --
   Other                              121,490                 469,919                    --                1,983,952
                                 ============            ============            ==========            =============
  Cost:
   Class I                                 --                      --                    --                       --
   Class II                                --                      --              $331,920                       --
   Class X                                 --                      --                    --                       --
   Class Y                                 --                      --                    --                       --
   Class 1                                 --                      --                    --                       --
   Class 2                                 --                      --                    --                       --
   Other                           $3,444,554              $4,316,865                    --              $40,357,165
                                 ============            ============            ==========            =============
  Market Value:
   Class I                                 --                      --                    --                       --
   Class II                                --                      --              $354,258                       --
   Class X                                 --                      --                    --                       --
   Class Y                                 --                      --                    --                       --
   Class 1                                 --                      --                    --                       --
   Class 2                                 --                      --                    --                       --
   Other                           $4,696,803              $6,315,710                     1              $36,446,904
 Due from Hartford Life
  Insurance Company                        --                      --                    --                       --
 Receivable from fund
  shares sold                           1,832                     309                    19                   40,324
 Other assets                              --                      --                    --                       --
                                 ------------            ------------            ----------            -------------
 Total Assets                       4,698,635               6,316,019               354,278               36,487,228
                                 ------------            ------------            ----------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                     1,832                     309                    19                   40,324
 Payable for fund shares
  purchased                                --                      --                    --                       --
 Other liabilities                         --                      --                    --                       --
                                 ------------            ------------            ----------            -------------
 Total Liabilities                      1,832                     309                    19                   40,324
                                 ------------            ------------            ----------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $4,696,803              $6,315,710              $354,259              $36,446,904
                                 ============            ============            ==========            =============

                                                           INVESCO               INVESCO
                                    INVESCO            VAN KAMPEN V.I.       VAN KAMPEN V.I.
                                VAN KAMPEN V.I.            CAPITAL               MID CAP
                                 COMSTOCK FUND           GROWTH FUND           GROWTH FUND
                               SUB-ACCOUNT (37)        SUB-ACCOUNT (38)      SUB-ACCOUNT (39)
--------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                  --                    --                    --
   Class II                                 --                    --                    --
   Class X                                  --                    --                    --
   Class Y                                  --                    --                    --
   Class 1                                  --                    --                    --
   Class 2                                  --                    --                    --
   Other                             4,691,010                 7,004                79,152
                                 =============            ==========            ==========
  Cost:
   Class I                                  --                    --                    --
   Class II                                 --                    --                    --
   Class X                                  --                    --                    --
   Class Y                                  --                    --                    --
   Class 1                                  --                    --                    --
   Class 2                                  --                    --                    --
   Other                           $63,148,029              $174,549              $298,807
                                 =============            ==========            ==========
  Market Value:
   Class I                                  --                    --                    --
   Class II                                 --                    --                    --
   Class X                                  --                    --                    --
   Class Y                                  --                    --                    --
   Class 1                                  --                    --                    --
   Class 2                                  --                    --                    --
   Other                           $54,744,090              $234,568              $321,356
 Due from Hartford Life
  Insurance Company                         --                    --                    --
 Receivable from fund
  shares sold                           28,688                    13                21,323
 Other assets                               --                    --                    --
                                 -------------            ----------            ----------
 Total Assets                       54,772,778               234,581               342,679
                                 -------------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                     28,688                    13                21,323
 Payable for fund shares
  purchased                                 --                    --                    --
 Other liabilities                           1                    --                    --
                                 -------------            ----------            ----------
 Total Liabilities                      28,689                    13                21,323
                                 -------------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $54,744,089              $234,568              $321,356
                                 =============            ==========            ==========

(36) Formerly Van Kampen LIT Growth and Income Portfolio. Change effective June 1, 2010.

(37) Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

(38) Formerly Van Kampen LIT Capital Growth Portfolio. Change effective June 1, 2010.

(39) Formerly Van Kampen LIT Mid Cap Growth Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                           WELLS FARGO
                                      INVESCO             ADVANTAGE VT
                                  VAN KAMPEN V.I.         TOTAL RETURN
                                  GOVERNMENT FUND           BOND FUND
                                  SUB-ACCOUNT (40)      SUB-ACCOUNT (41)
---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                   --                    --
   Class II                                  --                    --
   Class X                                   --                    --
   Class Y                                   --                    --
   Class 1                                   --                    --
   Class 2                                   --                    --
   Other                                 51,173                 4,226
                                     ==========             =========
  Cost:
   Class I                                   --                    --
   Class II                                  --                    --
   Class X                                   --                    --
   Class Y                                   --                    --
   Class 1                                   --                    --
   Class 2                                   --                    --
   Other                               $469,535               $44,284
                                     ==========             =========
  Market Value:
   Class I                                   --                    --
   Class II                                  --                    --
   Class X                                   --                    --
   Class Y                                   --                    --
   Class 1                                   --                    --
   Class 2                                   --                    --
   Other                               $470,278               $43,988
 Due from Hartford Life
  Insurance Company                          --                    --
 Receivable from fund shares
  sold                                       27                     2
 Other assets                                --                     5
                                     ----------             ---------
 Total Assets                           470,305                43,995
                                     ----------             ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          27                     2
 Payable for fund shares
  purchased                                  --                    --
 Other liabilities                           --                    --
                                     ----------             ---------
 Total Liabilities                           27                     2
                                     ----------             ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $470,278               $43,993
                                     ==========             =========

(40) Formerly Van Kampen LIT Government Portfolio. Change effective June 1,
     2010.

(41) Funded as of April 23, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      WELLS FARGO             WELLS FARGO             WELLS FARGO              WELLS FARGO
                                     ADVANTAGE VT             ADVANTAGE VT            ADVANTAGE VT             ADVANTAGE VT
                                       INTRINSIC             INTERNATIONAL             SMALL CAP                SMALL CAP
                                      VALUE FUND              EQUITY FUND             GROWTH FUND               VALUE FUND
                                 SUB-ACCOUNT (42)(43)       SUB-ACCOUNT (44)        SUB-ACCOUNT (45)       SUB-ACCOUNT (46)(47)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                   --                    340,649                      --                       --
   Class II                                  --                         --                      --                       --
   Class X                                   --                         --                      --                       --
   Class Y                                   --                         --                      --                       --
   Class 1                                   --                         --                 461,421                  963,216
   Class 2                                  297                         --                      --                       --
   Other                                     --                         --                   1,106                       --
                                        =======               ============            ============             ============
  Cost:
   Class I                                   --                 $1,728,730                      --                       --
   Class II                                  --                         --                      --                       --
   Class X                                   --                         --                      --                       --
   Class Y                                   --                         --                      --                       --
   Class 1                                   --                         --              $2,894,000               $7,094,011
   Class 2                               $3,228                         --                      --                       --
   Other                                     --                         --                  10,042                       --
                                        =======               ============            ============             ============
  Market Value:
   Class I                                   --                 $1,958,735                      --                       --
   Class II                                  --                         --                      --                       --
   Class X                                   --                         --                      --                       --
   Class Y                                   --                         --                      --                       --
   Class 1                                   --                         --              $3,719,056                 $869,938
   Class 2                               $3,789                         --                      --                       --
   Other                                     --                         --                   8,907                7,837,538
 Due from Hartford Life
  Insurance Company                          --                         --                      --                       --
 Receivable from fund shares
  sold                                       --                        101                   1,914                    2,034
 Other assets                                --                         --                      --                       --
                                        -------               ------------            ------------             ------------
 Total Assets                             3,789                  1,958,836               3,729,877                8,709,510
                                        -------               ------------            ------------             ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                        101                   1,914                    2,034
 Payable for fund shares
  purchased                                  --                         --                      --                       --
 Other liabilities                           --                          1                      --                       --
                                        -------               ------------            ------------             ------------
 Total Liabilities                           --                        102                   1,914                    2,034
                                        -------               ------------            ------------             ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                            $3,789                 $1,958,734              $3,727,963               $8,707,476
                                        =======               ============            ============             ============

(42) Funded as of July 16, 2010.

(43) Effective July 16, 2010 Wells Fargo Advantage VT C&B Large Cap Value Fund merged with Wells Fargo Advantage VT Equity Income Fund.

(44) Formerly Evergreen VA International Equity Fund. Change effective July 16, 2010.

(45) Effective July 16, 2010 Evergreen VA Growth Fund merged with Wells Fargo Advantage VT Small Cap Growth Fund.

(46) Effective July 16, 2010 Evergreen VA Special Values Fund merged with Wells Fargo Advantage VT Small Cap Value Fund.

(47) Inception date July 16, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                       UNITS        MINIMUM            MAXIMUM
                                                                     OWNED BY         UNIT               UNIT         CONTRACT
                                                                   PARTICIPANTS   FAIR VALUE #       FAIR VALUE #    LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD (BY
 SUB-ACCOUNT):
AllianceBernstein VPS Balanced Wealth Strategy Portfolio -- Class
 B                                                                     3,857,433    $10.720387  to     $13.757503     $43,922,318
AllianceBernstein VPS International Value Portfolio -- Class B        10,221,037      6.130862  to      14.229165      97,750,731
AllianceBernstein VPS Small/Mid Cap Value Portfolio -- Class B         1,349,241     12.463674  to      18.872538      17,784,590
AllianceBernstein VPS Value Portfolio -- Class B                       5,806,643      8.342010  to      13.446149      51,197,300
AllianceBernstein VPS International Growth Portfolio -- Class B          731,599      7.813082  to      16.052494       5,891,843
Invesco V.I. International Growth Fund -- Class S2                           406      9.568935  to       9.568935           3,889
American Funds Global Growth Fund -- Class 2                             281,164      1.779930  to      16.895571       3,627,408
American Funds Growth Fund -- Class 2                                  1,923,796      1.378355  to      16.245231      18,956,249
American Funds Growth-Income Fund -- Class 2                           1,149,080      1.210780  to      14.276943      14,015,303
American Funds International Fund -- Class 2                             794,999      1.807016  to      16.568395       8,071,867
American Funds Global Small Capitalization Fund -- Class 2               128,226      2.182637  to      22.377840       2,269,771
BB&T Capital Manager Equity VIF                                          743,500      0.948018  to       1.397798         806,332
BB&T Select Equity VIF                                                 1,874,625      1.245588  to      12.901373       2,514,124
BB&T Special Opportunities Equity VIF                                  7,107,403      1.737245  to      17.022572      13,131,758
BB&T Total Return Bond VIF                                             5,713,529      1.214340  to       1.289323       7,240,118
Wells Fargo Advantage VT Omega Growth Fund -- Class I                    349,047      0.822613  to       1.148873         318,284
Wells Fargo Advantage VT Omega Growth Fund -- Class 2                        818     12.569824  to      12.595498          10,287
Wells Fargo Advantage VT Core Equity Fund -- Class I                     229,425      1.354902  to      15.590804         341,032
Fidelity VIP Equity-Income Portfolio -- Class SRV2                     5,880,492      9.450625  to      14.641365      58,701,280
Fidelity VIP Growth Portfolio -- Class SRV2                            1,852,764     10.553719  to      15.283672      20,627,962
Fidelity VIP Contrafund(R) Portfolio -- Class SRV2                    25,083,700     11.798816  to      15.486068     313,760,131
Fidelity VIP Mid Cap Portfolio -- Class SRV2                           5,980,388     10.707743  to      18.052732      87,239,013
Fidelity VIP Value Strategies Portfolio -- Class SRV2                    754,197     10.808474  to      20.348933       8,608,324
Fidelity VIP Dynamic Capital Appreciation Portfolio -- Class
 SRV2                                                                    138,485      8.330097  to      16.131558       1,191,506
Franklin Income Securities Fund -- Class 4                                 3,572     10.868618  to      10.868618          38,822
Franklin Small-Mid Cap Growth Securities Fund -- Class 2                 341,059      1.319964  to      15.025305       2,675,550
Franklin Small Cap Value Securities Fund -- Class 4                          196     11.292781  to      11.389367           2,232
Franklin Strategic Income Securities Fund -- Class 1                     456,215      1.793457  to      19.505009       7,537,989
Mutual Shares Securities Fund -- Class 2                                 595,593      1.295711  to      15.106988       7,146,219
Mutual Shares Securities Fund -- Class 4                                   4,803      9.229000  to       9.229000          44,331
Templeton Developing Markets Securities Fund -- Class 1                   82,424      3.179308  to      26.844910       1,620,496
Templeton Growth Securities Fund -- Class 2                              159,815     10.866004  to      12.555388       1,874,664
Templeton Growth Securities Fund -- Class 4                                4,340      8.773263  to       8.773263          38,073
Templeton Global Bond Securities Fund -- Class 4                             194     13.096251  to      13.096251           2,536
Hartford Advisers HLS Fund -- Class IA                                20,633,578      1.128099  to      14.484721      29,644,051
Hartford Total Return Bond HLS Fund -- Class IA                      203,200,530      1.538195  to      14.898386     382,988,856
Hartford Capital Appreciation HLS Fund -- Class IA                     3,723,797      9.738742  to      16.960361      45,322,349
Hartford Dividend and Growth HLS Fund -- Class IA                    150,528,704      1.414152  to      13.969633     262,536,953
Hartford Global Research HLS Fund -- Class IA                             98,900      9.683133  to       9.947741         973,533
Hartford Global Growth HLS Fund -- Class IA                            3,901,116      1.164579  to       9.884065       6,072,773
Hartford Disciplined Equity HLS Fund -- Class IA                     138,065,906      1.021856  to      14.297971     162,001,771
Hartford Growth HLS Fund -- Class IA                                   8,305,156      1.266333  to       1.437446      11,236,843
Hartford Growth Opportunities HLS Fund -- Class IA                    23,638,861      1.499092  to      15.980356      39,046,526
Hartford High Yield HLS Fund -- Class IA                              25,552,258      1.644848  to      17.371871      45,235,192
Hartford Index HLS Fund -- Class IA                                    5,866,012      0.986741  to       4.915004       7,565,892
Hartford International Opportunities HLS Fund -- Class IA             50,705,502      1.404141  to      15.643110      82,520,880

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                       UNITS        MINIMUM            MAXIMUM
                                                                     OWNED BY         UNIT               UNIT         CONTRACT
                                                                   PARTICIPANTS   FAIR VALUE #       FAIR VALUE #    LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Hartford Small/Mid Cap Equity HLS Fund -- Class IA                       478,158     $8.984389  to     $18.361380      $4,437,615
Hartford MidCap Value HLS Fund -- Class IA                               189,455     12.227077  to      12.310003       2,326,755
Hartford Money Market HLS Fund -- Class IA                            57,091,019      0.986484  to       9.530360      73,248,892
Hartford Small Company HLS Fund -- Class IA                           12,806,832      1.369416  to      10.505294      23,627,836
Hartford SmallCap Growth HLS Fund -- Class IA                         13,523,605      1.409738  to      14.797971      20,649,609
Hartford Stock HLS Fund -- Class IA                                   11,441,576      0.969044  to       6.262570      14,765,737
Hartford U.S. Government Securities HLS Fund -- Class IA             121,317,428      1.087764  to      10.297341     141,336,036
Hartford Value HLS Fund -- Class IA                                   42,395,899      1.212043  to      14.070646      55,127,434
American Funds Bond HLS Fund -- Class IB                                   1,048     10.415366  to      10.415366          10,916
American Funds Global Small Capitalization HLS Fund -- Class IB                8      9.659874  to       9.659874              74
American Funds Growth HLS Fund -- Class IB                                   760      9.422493  to       9.422493           7,160
American Funds International HLS Fund -- Class IB                            524      9.050211  to       9.050211           4,744
Huntington VA Income Equity Fund                                       1,604,815      1.049176  to      11.633621       1,832,843
Huntington VA Dividend Capture Fund                                    2,011,228      1.390949  to      15.306555       3,382,253
Huntington VA Growth Fund                                              1,746,730      0.735091  to      12.374121       1,605,402
Huntington VA Mid Corp America Fund                                    1,275,164      1.632043  to      17.480435       2,341,593
Huntington VA New Economy Fund                                         1,552,469      1.279515  to      13.924238       2,249,585
Huntington VA Rotating Markets Fund                                      619,893      1.261407  to      14.641022         880,737
Huntington VA International Equity Fund                                  190,462     12.921560  to      14.830365       2,555,062
Huntington VA Macro 100 Fund                                             948,703      0.931744  to       0.991134         924,344
Huntington VA Mortgage Securities Fund                                   131,155     10.757857  to      11.762522       1,513,600
Huntington VA Situs Fund                                               3,147,833      1.372862  to      17.437999       4,498,742
Lord Abbett Fundamental Equity Portfolio -- Class VC                     795,520     12.148175  to      14.871925      10,216,834
Lord Abbett Capital Structure Portfolio -- Class VC                      492,215     11.113119  to      14.116585       5,739,828
Lord Abbett Bond-Debenture Fund -- Class VC                            3,438,210     12.618015  to      15.118768      45,820,745
Lord Abbett Growth and Income Portfolio -- Class VC                   10,902,322      9.645309  to      13.818967     111,639,171
Lord Abbett Classic Stock Portfolio -- Class VC                          561,687     11.448928  to      13.834787       6,779,943
MFS(R) Core Equity Series -- Class INIT                                   77,421      1.105123  to       9.448727         323,423
MFS(R) Growth Series -- Class INIT                                        79,308      5.968854  to       9.771444         548,414
MFS(R) Investors Growth Stock Series -- Class INIT                        37,848      6.368966  to       8.851891         283,843
MFS(R) Investors Trust Series -- Class INIT                              148,269      1.207884  to       9.723328         830,607
MFS(R) Total Return Series -- Class INIT                                 565,827      1.292193  to      14.387316       7,616,332
MFS(R) Value Series -- Class SRV                                             715      9.734391  to       9.734391           6,957
Invesco Van Kampen V.I. Equity and Income Fund -- Class S2                12,439     14.534278  to      15.448544         186,662
UIF Core Plus Fixed Income Portfolio -- Class I                          623,216      1.257984  to      14.769823       7,517,213
UIF Emerging Markets Debt Portfolio -- Class I                            31,844     20.966258  to      26.578971         754,774
UIF Emerging Markets Equity Portfolio -- Class I                          46,961      3.018494  to      26.681491       1,009,492
UIF Emerging Markets Equity Portfolio -- Class II                      1,632,865     10.993687  to      20.680682      30,688,624
Invesco Van Kampen V.I. High Yield Fund -- Class S1                       68,053      1.644456  to      13.837621         752,394
UIF Mid Cap Growth Portfolio -- Class II                                 852,658     15.311706  to      20.482758      13,785,858
Invesco Van Kampen V.I. Mid Cap Value Fund -- Class S1                   144,571      1.506951  to      19.847661       2,491,851
Invesco Van Kampen V.I. Mid Cap Value Fund -- Class S2                   803,775     12.443096  to      17.182842      10,554,137
Morgan Stanley -- Focus Growth Portfolio -- Class X                      222,105      1.363789  to      35.073504       6,809,971
Morgan Stanley -- Focus Growth Portfolio -- Class Y                      180,318      8.019015  to       8.620501       1,527,598
Invesco V.I. Select Dimensions Balanced Fund -- Class S1                 308,875      1.332832  to      25.614522       3,347,688
Invesco V.I. Select Dimensions Balanced Fund -- Class S2                  75,407     13.114841  to      14.197273       1,053,939
Morgan Stanley -- Capital Opportunities Portfolio -- Class X              83,609     15.077165  to      15.077165       1,260,592
Morgan Stanley -- Capital Opportunities Portfolio -- Class Y             193,759      5.156085  to       5.668022       1,075,773

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                       UNITS        MINIMUM            MAXIMUM
                                                                     OWNED BY         UNIT               UNIT         CONTRACT
                                                                   PARTICIPANTS   FAIR VALUE #       FAIR VALUE #    LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley -- Mid Cap Growth Portfolio -- Class X                     61,432     $2.067430  to     $43.147030      $2,188,817
Morgan Stanley -- Mid Cap Growth Portfolio -- Class Y                     39,627     10.976615  to      12.066473         467,660
Morgan Stanley -- Flexible Income Portfolio -- Class X                   130,446      1.376640  to      14.575937       1,169,005
Morgan Stanley -- Flexible Income Portfolio -- Class Y                    60,219     10.598363  to      11.650363         675,934
Invesco V.I. Select Dimensions Dividend Growth Portfolio -- Class
 S1                                                                      404,408      1.029640  to      25.520928       7,757,480
Invesco V.I. Select Dimensions Dividend Growth Portfolio -- Class
 S2                                                                       97,715     10.060582  to      10.815120       1,043,486
Morgan Stanley -- Capital Growth Portfolio -- Class X                    138,583      1.396243  to      24.827052       1,379,895
Morgan Stanley -- Capital Growth Portfolio -- Class Y                     57,734      7.940495  to       8.728957         483,727
Morgan Stanley -- Money Market Portfolio -- Class X                      487,569      1.056265  to      13.586901       3,607,757
Morgan Stanley -- Money Market Portfolio -- Class Y                      452,001      9.652350  to      10.610541       4,643,285
Morgan Stanley -- Global Infrastructure Portfolio -- Class X             130,078      1.550008  to      30.852124       1,875,140
Morgan Stanley -- Global Infrastructure Portfolio -- Class Y              69,443      9.101564  to       9.818181         670,862
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Portfolio
 -- Class S1                                                             239,470      1.529464  to      37.202364       4,830,182
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Portfolio
 -- Class S2                                                             286,078     14.815778  to      16.286763       4,498,097
UIF Small Company Growth Portfolio -- Class II                            33,670     13.706419  to      14.762932         475,511
UIF Global Franchise Portfolio -- Class II                                34,308     17.923536  to      19.481149         642,228
MTB Managed Allocation Fund -- Moderate Growth II                      2,587,447      1.094031  to      13.790921       2,952,730
Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Class SRV                 334,650      9.028582  to      16.666516       3,195,386
Oppenheimer Capital Appreciation Fund/VA -- Class SRV                  4,669,898      9.695375  to      15.457341      47,862,510
Oppenheimer Global Securities Fund/VA -- Class SRV                    13,246,454      9.211209  to      16.432822     169,236,014
Oppenheimer Main Street Fund(R)/VA -- Class SRV                          834,380      8.578581  to      14.762344       8,678,561
Oppenheimer Main Street Small Cap Fund(R)/VA -- Class SRV              5,156,605     11.298411  to      17.408486      61,538,635
Putnam VT Diversified Income Fund -- Class IB                          2,475,942     11.995226  to      22.337761      49,087,412
Putnam VT Global Asset Allocation Fund -- Class IB                       386,191      9.553836  to      38.890290       7,570,946
Putnam VT Growth and Income Fund -- Class IB                             191,585      9.438735  to      49.564167       4,733,957
Putnam VT International Value Fund -- Class IB                           106,044      6.593054  to       6.880497         719,439
Putnam VT International Equity Fund -- Class IB                        3,710,479      7.334338  to      20.039777      50,746,015
Putnam VT Investors Fund -- Class IB                                   3,675,500      5.779207  to       9.314562      29,810,519
Putnam VT Multi-Cap Growth Fund -- Class IB                               90,002     12.343941  to      12.414350       1,114,470
Putnam VT Small Cap Value Fund -- Class IB                             1,963,144     16.819413  to      23.032476      41,489,131
Putnam VT George Putnam Balanced Fund -- Class IB                        357,389      9.418537  to      13.778010       3,825,606
Putnam VT Voyager Fund -- Class IB                                       203,968      6.467989  to      69.084497       4,677,857
Putnam VT Equity Income Fund -- Class IB                                 435,024     14.252552  to      14.769377       6,315,710
Pioneer Fund VCT Portfolio -- Class II                                   330,747      1.060424  to       1.114727         354,259
Invesco Van Kampen V.I. Growth and Income Fund -- Class S1               159,705      1.336504  to      15.036634       1,032,118
Invesco Van Kampen V.I. Growth and Income Fund -- Class S2             2,293,940     13.757697  to      15.856481      35,410,171
Invesco Van Kampen V.I. Comstock Fund -- Class S2                      3,707,365     13.706859  to      15.326425      54,744,089
Invesco Van Kampen V.I. Capital Growth Fund -- Class S2                   16,549     13.601087  to      14.783671         234,568
Invesco Van Kampen V.I. Mid Cap Growth Fund -- Class S2                   23,160     13.263331  to      14.285671         321,356
Invesco Van Kampen V.I. Government Fund -- Class S2                       43,543     10.466116  to      11.197097         470,278
Wells Fargo Advantage VT Total Return Bond Fund                           30,026      1.465154  to       1.465154          43,993
Wells Fargo Advantage VT Intrinsic Value Fund -- Class 2                   3,366      1.125767  to       1.125767           3,789
Wells Fargo Advantage VT International Equity Fund -- Class I          1,708,305      0.987748  to      13.934674       1,958,734
Wells Fargo Advantage VT Small Cap Growth Fund                             5,401      1.612314  to       1.674643           8,907
Wells Fargo Advantage VT Small Cap Growth Fund -- Class 1                291,199     12.712117  to      12.798846       3,719,056
Wells Fargo Advantage VT Small Cap Value Fund -- Class 1                 714,206     12.134981  to      12.217855       8,707,476

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                       UNITS        MINIMUM            MAXIMUM
                                                                     OWNED BY         UNIT               UNIT         CONTRACT
                                                                   PARTICIPANTS   FAIR VALUE #       FAIR VALUE #    LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
ANNUITY CONTRACTS IN THE ANNUITY PERIOD (BY SUB-ACCOUNT):
AllianceBernstein VPS Balanced Wealth Strategy Portfolio -- Class
 B                                                                           375    $11.565715  to     $11.565715          $4,337
American Funds Growth Fund -- Class 2                                      1,505     14.229074  to      14.229074          21,409
American Funds Growth-Income Fund -- Class 2                               2,363     12.646989  to      12.806590          29,897
American Funds International Fund -- Class 2                               1,030     11.403584  to      16.568395          16,531
American Funds Global Small Capitalization Fund -- Class 2                 1,019     16.106976  to      22.377840          21,539
Fidelity VIP Contrafund(R) Portfolio -- Class SRV2                         2,947     12.729353  to      12.729353          37,516
Fidelity VIP Mid Cap Portfolio -- Class SRV2                                 161     14.513276  to      14.513276           2,331
Franklin Strategic Income Securities Fund -- Class 1                       4,340     18.583858  to      19.505009          82,951
Mutual Shares Securities Fund -- Class 2                                     266     15.106988  to      15.106988           4,020
Templeton Developing Markets Securities Fund -- Class 1                      348     24.312356  to      24.312356           8,457
Hartford Total Return Bond HLS Fund -- Class IA                           72,042      1.725873  to       3.559517         140,081
Hartford Dividend and Growth HLS Fund -- Class IA                         10,232      1.610478  to       3.698373          31,931
Hartford High Yield HLS Fund -- Class IA                                   6,434      1.754920  to       1.754920          11,290
Hartford Money Market HLS Fund -- Class IA                                94,234      1.170814  to       1.960230         115,994
Hartford U.S. Government Securities HLS Fund -- Class IA                   6,627      1.199352  to       1.199352           7,948
Hartford Value HLS Fund -- Class IA                                        6,029      1.342444  to       1.342444           8,094
Lord Abbett Growth and Income Portfolio -- Class VC                        3,826     10.405932  to      10.405932          39,813
Lord Abbett Classic Stock Portfolio -- Class VC                              373     12.324041  to      12.324041           4,598
MFS(R) Total Return Series -- Class INIT                                   4,642     14.387316  to      14.387316          66,782
UIF Emerging Markets Equity Portfolio -- Class I                           2,238     20.320577  to      26.681491          58,525
UIF Emerging Markets Equity Portfolio -- Class II                          1,064     18.763327  to      18.763327          19,966
Invesco Van Kampen V.I. Mid Cap value Fund -- Class S1                     2,226     14.603367  to      14.603367          32,509
Morgan Stanley -- Focus Growth Portfolio -- Class X                        2,754     35.073504  to      35.073504          96,578
Invesco V.I. Select Dimensions Balanced Fund -- Class S1                   2,796     25.614522  to      25.614522          71,607
Morgan Stanley -- Capital Opportunities Portfolio -- Class X               1,583     15.077165  to      15.077165          23,872
Morgan Stanley -- Mid Cap Growth Portfolio -- Class X                        675     43.147030  to      43.147030          29,109
Morgan Stanley -- Flexible Income Portfolio -- Class X                       509     14.575937  to      14.575937           7,420
Invesco V.I. Select Dimensions Dividend Growth Portfolio -- Class
 S1                                                                        7,900     25.520928  to      25.520928         201,620
Invesco V.I. Select Dimensions Dividend Growth Portfolio -- Class
 S2                                                                        5,394     10.815120  to      10.815120          58,332
Morgan Stanley -- Capital Growth Portfolio -- Class X                        496     24.827052  to      24.827052          12,316
Morgan Stanley -- Money Market Portfolio -- Class X                        2,753     13.586901  to      13.586901          37,406
Morgan Stanley -- Money Market Portfolio -- Class Y                        1,842     10.610541  to      10.610541          19,542
Morgan Stanley -- Global Infrastructure Portfolio -- Class X               3,969     30.852124  to      30.852124         122,453
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Portfolio
 -- Class S1                                                               1,482     37.202364  to      37.202364          55,122
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Portfolio
 -- Class S2                                                               5,446     16.286763  to      16.286763          88,690
Oppenheimer Global Securities Fund/VA -- Class SRV                         2,969     12.992113  to      12.992113          38,575
Putnam VT Diversified Income Fund -- Class IB                                239     21.710009  to      21.710009           5,184
Putnam VT Voyager Fund -- Class IB                                           285     66.516038  to      66.516038          18,946
Invesco Van Kampen V.I. Growth and Income Fund -- Class S1                   307     15.036634  to      15.036634           4,615

#  Rounded unit values

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                    BALANCED WEALTH             INTERNATIONAL
                                   STRATEGY PORTFOLIO          VALUE PORTFOLIO
                                      SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $1,120,843                 $2,541,632
                                      ------------              -------------
EXPENSE:
 Administrative charges                    (86,732)                  (190,950)
 Mortality and Expense Risk
  charges                                 (543,048)                (1,254,483)
                                      ------------              -------------
  Total Expenses                          (629,780)                (1,445,433)
                                      ------------              -------------
  Net investment income (loss)             491,063                  1,096,199
                                      ------------              -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (574,017)                (3,234,182)
 Net realized gain on
  distributions                                 --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,586,383                  5,106,403
                                      ------------              -------------
  Net gain (loss) on
   investments                           3,012,366                  1,872,221
                                      ------------              -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $3,503,429                 $2,968,420
                                      ============              =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS                                ALLIANCEBERNSTEIN VPS       INVESCO V.I.
                                    SMALL/MID CAP          ALLIANCEBERNSTEIN VPS         INTERNATIONAL           INTERNATIONAL
                                   VALUE PORTFOLIO            VALUE PORTFOLIO           GROWTH PORTFOLIO          GROWTH FUND
                                     SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT (1)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $45,441                   $845,201                 $102,705                  $67
                                     ------------              -------------               ----------                -----
EXPENSE:
 Administrative charges                   (32,330)                   (97,251)                      --                   --
 Mortality and Expense Risk
  charges                                (211,134)                  (636,822)                 (80,688)                 (35)
                                     ------------              -------------               ----------                -----
  Total Expenses                         (243,464)                  (734,073)                 (80,688)                 (35)
                                     ------------              -------------               ----------                -----
  Net investment income
   (loss)                                (198,023)                   111,128                   22,017                   32
                                     ------------              -------------               ----------                -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (188,326)                (1,256,594)                  21,845                   10
 Net realized gain on
  distributions                                --                         --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,738,303                  6,111,371                  530,761                  373
                                     ------------              -------------               ----------                -----
  Net gain (loss) on
   investments                          3,549,977                  4,854,777                  552,606                  383
                                     ------------              -------------               ----------                -----
  Net increase (decrease) in
   net assets resulting from
   operations                          $3,351,954                 $4,965,905                 $574,623                 $415
                                     ============              =============               ==========                =====

                                  AMERICAN FUNDS
                                      GLOBAL             AMERICAN FUNDS           AMERICAN FUNDS
                                   GROWTH FUND            GROWTH FUND           GROWTH-INCOME FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $50,165                $127,188                 $195,843
                                    ----------            ------------             ------------
EXPENSE:
 Administrative charges                 (4,809)                (24,684)                 (19,088)
 Mortality and Expense Risk
  charges                              (55,291)               (311,676)                (234,665)
                                    ----------            ------------             ------------
  Total Expenses                       (60,100)               (336,360)                (253,753)
                                    ----------            ------------             ------------
  Net investment income
   (loss)                               (9,935)               (209,172)                 (57,910)
                                    ----------            ------------             ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 48,857                 359,678                   58,388
 Net realized gain on
  distributions                             --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          278,762               2,626,329                1,185,939
                                    ----------            ------------             ------------
  Net gain (loss) on
   investments                         327,619               2,986,007                1,244,327
                                    ----------            ------------             ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $317,684              $2,776,835               $1,186,417
                                    ==========            ============             ============

(1)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                           AMERICAN FUNDS
                                   AMERICAN FUNDS           GLOBAL SMALL
                                 INTERNATIONAL FUND     CAPITALIZATION FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $161,494                $38,149
                                     -----------             ----------
EXPENSE:
 Administrative charges                  (11,871)                (3,046)
 Mortality and Expense Risk
  charges                               (130,988)               (36,296)
                                     -----------             ----------
  Total Expenses                        (142,859)               (39,342)
                                     -----------             ----------
  Net investment income (loss)            18,635                 (1,193)
                                     -----------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  296,624                 80,979
 Net realized gain on
  distributions                               --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             25,496                318,725
                                     -----------             ----------
  Net gain (loss) on
   investments                           322,120                399,704
                                     -----------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $340,755               $398,511
                                     ===========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                            BB&T
                                       BB&T                   BB&T                                        SPECIAL
                                      MID CAP           CAPITAL MANAGER          BB&T SELECT           OPPORTUNITIES
                                    GROWTH VIF             EQUITY VIF            EQUITY VIF              EQUITY VIF
                                  SUB-ACCOUNT (2)         SUB-ACCOUNT          SUB-ACCOUNT (3)          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --               $11,977                $29,691                  $7,591
                                    -----------            ----------            -----------            ------------
EXPENSE:
 Administrative charges                    (167)               (1,522)                (4,734)                (25,270)
 Mortality and Expense Risk
  charges                                  (985)               (9,155)               (28,260)               (153,686)
                                    -----------            ----------            -----------            ------------
  Total Expenses                         (1,152)              (10,677)               (32,994)               (178,956)
                                    -----------            ----------            -----------            ------------
  Net investment income
   (loss)                                (1,152)                1,300                 (3,303)               (171,365)
                                    -----------            ----------            -----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (928,857)              (57,665)              (169,071)                 36,172
 Net realized gain on
  distributions                              --                    --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           911,603               154,300                415,082               1,841,467
                                    -----------            ----------            -----------            ------------
  Net gain (loss) on
   investments                          (17,254)               96,635                246,011               1,877,639
                                    -----------            ----------            -----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(18,406)              $97,935               $242,708              $1,706,274
                                    ===========            ==========            ===========            ============

                                                                                   WELLS FARGO
                                       BB&T               EVERGREEN VA            ADVANTAGE VT
                                   TOTAL RETURN        DIVERSIFIED CAPITAL            OMEGA
                                     BOND VIF             BUILDER FUND             GROWTH FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (4)       SUB-ACCOUNT (5)(6)
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $284,878                 $6,589                 $1,989
                                    -----------            -----------              ---------
EXPENSE:
 Administrative charges                 (14,725)                  (259)                  (481)
 Mortality and Expense Risk
  charges                               (90,238)                (1,843)                (3,428)
                                    -----------            -----------              ---------
  Total Expenses                       (104,963)                (2,102)                (3,909)
                                    -----------            -----------              ---------
  Net investment income
   (loss)                               179,915                  4,487                 (1,920)
                                    -----------            -----------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  29,860               (104,200)                 2,468
 Net realized gain on
  distributions                          12,558                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           218,851                114,588                 41,881
                                    -----------            -----------              ---------
  Net gain (loss) on
   investments                          261,269                 10,388                 44,349
                                    -----------            -----------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $441,184                $14,875                $42,429
                                    ===========            ===========              =========

(2)  Effective January 29, 2010 BB&T Mid Cap Growth VIF was liquidated.

(3)  Formerly BB&T Large Cap VIF. Change effective February 1, 2010.

(4) Effective July 16, 2010 Evergreen VA Diversified Capital Builder Fund was liquidated.

(5)  Formerly Evergreen VA Omega Fund. Change effective July 16, 2010.

(6) Effective July 16, 2010 Wells Fargo Advantage VT Large Company growth Fund merged with Wells Fargo Advantage VT Omega Growth Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    WELLS FARGO
                                   ADVANTAGE VT           FIDELITY VIP
                                       CORE               EQUITY-INCOME
                                    EQUITY FUND             PORTFOLIO
                                  SUB-ACCOUNT (7)          SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $1,407                 $881,176
                                     ---------            -------------
EXPENSE:
 Administrative charges                   (506)                (109,737)
 Mortality and Expense Risk
  charges                               (3,769)                (724,896)
                                     ---------            -------------
  Total Expenses                        (4,275)                (834,633)
                                     ---------            -------------
  Net investment income (loss)          (2,868)                  46,543
                                     ---------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  2,086               (1,213,684)
 Net realized gain on
  distributions                             --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           42,306                8,314,837
                                     ---------            -------------
  Net gain (loss) on
   investments                          44,392                7,101,153
                                     ---------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $41,524               $7,147,696
                                     =========            =============

(7) Formerly Evergreen VA Fundamental Large Cap Fund. Change effective July 16, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FIDELITY VIP        FIDELITY VIP        FIDELITY VIP           FIDELITY VIP
                                      GROWTH          CONTRAFUND(R)          MID CAP            VALUE STRATEGIES
                                     PORTFOLIO          PORTFOLIO           PORTFOLIO               PORTFOLIO
                                    SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $5,609          $2,920,111             $95,196                $22,712
                                   -------------      --------------      --------------          -------------
EXPENSE:
 Administrative charges                  (35,778)           (583,649)           (156,195)               (14,958)
 Mortality and Expense Risk
  charges                               (229,723)         (3,658,066)         (1,033,658)               (97,913)
                                   -------------      --------------      --------------          -------------
  Total Expenses                        (265,501)         (4,241,715)         (1,189,853)              (112,871)
                                   -------------      --------------      --------------          -------------
  Net investment income
   (loss)                               (259,892)         (1,321,604)         (1,094,657)               (90,159)
                                   -------------      --------------      --------------          -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (114,512)         (8,875,237)           (809,195)                 9,776
 Net realized gain on
  distributions                           62,293             132,636             257,845                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          4,055,707          51,985,182          20,289,426              1,661,003
                                   -------------      --------------      --------------          -------------
  Net gain (loss) on
   investments                         4,003,488          43,242,581          19,738,076              1,670,779
                                   -------------      --------------      --------------          -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $3,743,596         $41,920,977         $18,643,419             $1,580,620
                                   =============      ==============      ==============          =============

                                  FIDELITY VIP                               FRANKLIN
                                 DYNAMIC CAPITAL        FRANKLIN          SMALL-MID CAP
                                  APPRECIATION           INCOME               GROWTH
                                    PORTFOLIO        SECURITIES FUND     SECURITIES FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $1,282             $2,253                  $ --
                                   -----------          ---------          ------------
EXPENSE:
 Administrative charges                     --                 --                (3,570)
 Mortality and Expense Risk
  charges                              (13,242)              (311)              (42,694)
                                   -----------          ---------          ------------
  Total Expenses                       (13,242)              (311)              (46,264)
                                   -----------          ---------          ------------
  Net investment income
   (loss)                              (11,960)             1,942               (46,264)
                                   -----------          ---------          ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (44,046)                18                53,839
 Net realized gain on
  distributions                             --                 --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          147,265              1,884               568,261
                                   -----------          ---------          ------------
  Net gain (loss) on
   investments                         103,219              1,902               622,100
                                   -----------          ---------          ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $91,259             $3,844              $575,836
                                   ===========          =========          ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    FRANKLIN             FRANKLIN
                                    SMALL CAP            STRATEGIC
                                      VALUE               INCOME
                                 SECURITIES FUND      SECURITIES FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $12                $391,601
                                      -----             -----------
EXPENSE:
 Administrative charges                  --                 (11,403)
 Mortality and Expense Risk
  charges                               (19)               (124,191)
                                      -----             -----------
  Total Expenses                        (19)               (135,594)
                                      -----             -----------
  Net investment income (loss)           (7)                256,007
                                      -----             -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  37                  99,537
 Net realized gain on
  distributions                          --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           475                 369,631
                                      -----             -----------
  Net gain (loss) on
   investments                          512                 469,168
                                      -----             -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $505                $725,175
                                      =====             ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           TEMPLETON
                                                           DEVELOPING            TEMPLETON           TEMPLETON
                                   MUTUAL SHARES            MARKETS               GROWTH            GLOBAL BOND
                                  SECURITIES FUND       SECURITIES FUND       SECURITIES FUND     SECURITIES FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $111,963               $28,282              $26,855               $35
                                    -----------            ----------            ---------             -----
EXPENSE:
 Administrative charges                  (9,762)               (2,126)              (2,511)               --
 Mortality and Expense Risk
  charges                              (121,473)              (26,347)             (32,015)              (31)
                                    -----------            ----------            ---------             -----
  Total Expenses                       (131,235)              (28,473)             (34,526)              (31)
                                    -----------            ----------            ---------             -----
  Net investment income
   (loss)                               (19,272)                 (191)              (7,671)                4
                                    -----------            ----------            ---------             -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  60,487                77,945               29,131                 3
 Net realized gain on
  distributions                              --                    --                   --                 6
 Net unrealized appreciation
  (depreciation) of
  investments during the year           581,687               129,145               68,292               276
                                    -----------            ----------            ---------             -----
  Net gain (loss) on
   investments                          642,174               207,090               97,423               285
                                    -----------            ----------            ---------             -----
  Net increase (decrease) in
   net assets resulting from
   operations                          $622,902              $206,899              $89,752              $289
                                    ===========            ==========            =========             =====

                                                          HARTFORD                 HARTFORD
                                      HARTFORD              TOTAL                  CAPITAL
                                      ADVISERS           RETURN BOND             APPRECIATION
                                      HLS FUND            HLS FUND                 HLS FUND
                                   SUB-ACCOUNT (8)       SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $430,411         $16,127,785                $312,562
                                    -------------       -------------            ------------
EXPENSE:
 Administrative charges                   (57,117)           (783,416)                     --
 Mortality and Expense Risk
  charges                                (370,071)         (4,972,272)               (594,617)
                                    -------------       -------------            ------------
  Total Expenses                         (427,188)         (5,755,688)               (594,617)
                                    -------------       -------------            ------------
  Net investment income
   (loss)                                   3,223          10,372,097                (282,055)
                                    -------------       -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (1,039,101)          1,043,973                 (41,982)
 Net realized gain on
  distributions                                --                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,810,794          11,110,749               5,716,244
                                    -------------       -------------            ------------
  Net gain (loss) on
   investments                          2,771,693          12,154,722               5,674,262
                                    -------------       -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $2,774,916         $22,526,819              $5,392,207
                                    =============       =============            ============

(8) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                          HARTFORD
                                          DIVIDEND                HARTFORD
                                         AND GROWTH           GLOBAL RESEARCH
                                          HLS FUND                HLS FUND
                                         SUB-ACCOUNT          SUB-ACCOUNT (9)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $4,773,515               $10,416
                                        -------------            ----------
EXPENSE:
 Administrative charges                      (495,207)                   --
 Mortality and Expense Risk charges        (3,098,776)              (10,178)
                                        -------------            ----------
  Total Expenses                           (3,593,983)              (10,178)
                                        -------------            ----------
  Net investment income (loss)              1,179,532                   238
                                        -------------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                             (4,194,275)               20,642
 Net realized gain on distributions                --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 30,433,686                81,482
                                        -------------            ----------
  Net gain (loss) on investments           26,239,411               102,124
                                        -------------            ----------
  Net increase (decrease) in net
   assets resulting from operations       $27,418,943              $102,362
                                        =============            ==========

(9)  Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      HARTFORD                                         HARTFORD
                                   HARTFORD          DISCIPLINED               HARTFORD                 GROWTH
                                GLOBAL GROWTH          EQUITY                   GROWTH               OPPORTUNITIES
                                   HLS FUND           HLS FUND                 HLS FUND                HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT (10)           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $14,688          $2,002,091                 $13,289                   $5,190
                                 ------------       -------------            ------------            -------------
EXPENSE:
 Administrative charges               (10,923)           (306,085)                (21,060)                 (72,953)
 Mortality and Expense
  Risk charges                        (72,254)         (2,039,812)               (138,661)                (485,600)
                                 ------------       -------------            ------------            -------------
  Total Expenses                      (83,177)         (2,345,897)               (159,721)                (558,553)
                                 ------------       -------------            ------------            -------------
  Net investment income
   (loss)                             (68,489)           (343,806)               (146,432)                (553,363)
                                 ------------       -------------            ------------            -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions           (321,967)         (4,833,812)               (428,663)              (1,853,745)
 Net realized gain on
  distributions                            --                  --                      --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              1,013,042          23,696,964               2,247,071                7,736,831
                                 ------------       -------------            ------------            -------------
  Net gain (loss) on
   investments                        691,075          18,863,152               1,818,408                5,883,086
                                 ------------       -------------            ------------            -------------
  Net increase (decrease)
   in net assets resulting
   from operations                   $622,586         $18,519,346              $1,671,976               $5,329,723
                                 ============       =============            ============            =============

                                                                                   HARTFORD
                                   HARTFORD               HARTFORD              INTERNATIONAL
                                  HIGH YIELD                INDEX               OPPORTUNITIES
                                   HLS FUND               HLS FUND                 HLS FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT (11)(12)
--------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $305,269               $121,638                $1,096,191
                                 ------------            -----------            --------------
EXPENSE:
 Administrative charges               (88,671)               (14,106)                 (156,433)
 Mortality and Expense
  Risk charges                       (589,262)               (88,162)               (1,023,966)
                                 ------------            -----------            --------------
  Total Expenses                     (677,933)              (102,268)               (1,180,399)
                                 ------------            -----------            --------------
  Net investment income
   (loss)                            (372,664)                19,370                   (84,208)
                                 ------------            -----------            --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions            534,320                 39,096               (19,649,490)
 Net realized gain on
  distributions                            --                     --                        --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              5,685,543                844,976                29,097,632
                                 ------------            -----------            --------------
  Net gain (loss) on
   investments                      6,219,863                884,072                 9,448,142
                                 ------------            -----------            --------------
  Net increase (decrease)
   in net assets resulting
   from operations                 $5,847,199               $903,442                $9,363,934
                                 ============            ===========            ==============

(10) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

(11) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(12) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      HARTFORD
                                   SMALL/MID CAP              HARTFORD
                                       EQUITY               MIDCAP VALUE
                                      HLS FUND                HLS FUND
                                  SUB-ACCOUNT (13)      SUB-ACCOUNT (14)(15)
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $26,281                 $20,931
                                     ----------              ----------
EXPENSE:
 Administrative charges                      --                      --
 Mortality and Expense Risk
  charges                               (62,650)                (25,418)
                                     ----------              ----------
  Total Expenses                        (62,650)                (25,418)
                                     ----------              ----------
  Net investment income (loss)          (36,369)                 (4,487)
                                     ----------              ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  52,746                 252,559
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           658,345                 132,594
                                     ----------              ----------
  Net gain (loss) on
   investments                          711,091                 385,153
                                     ----------              ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $674,722                $380,666
                                     ==========              ==========

(13) Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

(14) From inception July 30, 2010 to December 31, 2010.

(15) Effective July 30, 2010 Hartford SmallCap Value HLS Fund merged with Hartford MidCap Value HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   HARTFORD                 HARTFORD                HARTFORD                HARTFORD
                                 MONEY MARKET            SMALL COMPANY          SMALLCAP GROWTH              STOCK
                                   HLS FUND                 HLS FUND                HLS FUND                HLS FUND
                                  SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                    $ --                    $ --                $161,047
                                 -------------            ------------            ------------            ------------
EXPENSE:
 Administrative charges               (166,412)                     --                 (34,097)                (27,971)
 Mortality and Expense
  Risk charges                      (1,089,542)               (304,621)               (226,131)               (188,637)
                                 -------------            ------------            ------------            ------------
  Total Expenses                    (1,255,954)               (304,621)               (260,228)               (216,608)
                                 -------------            ------------            ------------            ------------
  Net investment income
   (loss)                           (1,255,954)               (304,621)               (260,228)                (55,561)
                                 -------------            ------------            ------------            ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions                  (2)               (187,304)               (272,661)               (543,902)
 Net realized gain on
  distributions                             --                      --                      --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                       3               4,907,051               5,565,889               2,320,233
                                 -------------            ------------            ------------            ------------
  Net gain (loss) on
   investments                               1               4,719,747               5,293,228               1,776,331
                                 -------------            ------------            ------------            ------------
  Net increase (decrease)
   in net assets resulting
   from operations                 $(1,255,953)             $4,415,126              $5,033,000              $1,720,770
                                 =============            ============            ============            ============

                                   HARTFORD
                                U.S. GOVERNMENT             HARTFORD            AMERICAN FUNDS
                                  SECURITIES                  VALUE                  BOND
                                   HLS FUND                 HLS FUND               HLS FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT (16)(17)       SUB-ACCOUNT
--------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $6,357,174                 $730,786               $233
                                 -------------            -------------             ------
EXPENSE:
 Administrative charges               (299,919)                (105,363)                --
 Mortality and Expense
  Risk charges                      (1,971,250)                (685,412)              (106)
                                 -------------            -------------             ------
  Total Expenses                    (2,271,169)                (790,775)              (106)
                                 -------------            -------------             ------
  Net investment income
   (loss)                            4,086,005                  (59,989)               127
                                 -------------            -------------             ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions             260,954               (7,927,002)                41
 Net realized gain on
  distributions                             --                       --                 --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                (843,093)              14,464,250                342
                                 -------------            -------------             ------
  Net gain (loss) on
   investments                        (582,139)               6,537,248                383
                                 -------------            -------------             ------
  Net increase (decrease)
   in net assets resulting
   from operations                  $3,503,866               $6,477,259               $510
                                 =============            =============             ======

(16) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

(17) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  AMERICAN FUNDS
                                   GLOBAL SMALL       AMERICAN FUNDS
                                  CAPITALIZATION          GROWTH
                                     HLS FUND            HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $ --                   $31
                                       ----               -------
EXPENSE:
 Administrative charges                  --                    --
 Mortality and Expense Risk
  charges                                (1)                  (62)
                                       ----               -------
  Total Expenses                         (1)                  (62)
                                       ----               -------
  Net investment income (loss)           (1)                  (31)
                                       ----               -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  --                    47
 Net realized gain on
  distributions                          --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            13                 1,076
                                       ----               -------
  Net gain (loss) on
   investments                           13                 1,123
                                       ----               -------
  Net increase (decrease) in
   net assets resulting from
   operations                           $12                $1,092
                                       ====               =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 AMERICAN FUNDS         HUNTINGTON VA          HUNTINGTON VA
                                  INTERNATIONAL            INCOME                DIVIDEND            HUNTINGTON VA
                                    HLS FUND             EQUITY FUND           CAPTURE FUND           GROWTH FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $43                  $51,258               $149,730                $2,294
                                      -----              -----------            -----------            ----------
EXPENSE:
 Administrative charges                  --                   (3,706)                (6,880)               (3,195)
 Mortality and Expense Risk
  charges                               (44)                 (23,141)               (46,813)              (20,046)
                                      -----              -----------            -----------            ----------
  Total Expenses                        (44)                 (26,847)               (53,693)              (23,241)
                                      -----              -----------            -----------            ----------
  Net investment income
   (loss)                                (1)                  24,411                 96,037               (20,947)
                                      -----              -----------            -----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  31                 (130,077)              (188,622)              (86,267)
 Net realized gain on
  distributions                          15                       --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           255                  286,282                520,363               228,713
                                      -----              -----------            -----------            ----------
  Net gain (loss) on
   investments                          301                  156,205                331,741               142,446
                                      -----              -----------            -----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $300                 $180,616               $427,778              $121,499
                                      =====              ===========            ===========            ==========

                                  HUNTINGTON VA          HUNTINGTON VA         HUNTINGTON VA
                                     MID CORP                 NEW                ROTATING
                                   AMERICA FUND          ECONOMY FUND          MARKETS FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $14,912                 $2,189               $9,692
                                    ----------            -----------            ---------
EXPENSE:
 Administrative charges                 (4,426)                (4,444)              (1,690)
 Mortality and Expense Risk
  charges                              (26,903)               (26,848)             (10,897)
                                    ----------            -----------            ---------
  Total Expenses                       (31,329)               (31,292)             (12,587)
                                    ----------            -----------            ---------
  Net investment income
   (loss)                              (16,417)               (29,103)              (2,895)
                                    ----------            -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (29,655)              (174,692)             (24,566)
 Net realized gain on
  distributions                             --                     --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          478,476                501,612               74,953
                                    ----------            -----------            ---------
  Net gain (loss) on
   investments                         448,821                326,920               50,387
                                    ----------            -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $432,404               $297,817              $47,492
                                    ==========            ===========            =========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   HUNTINGTON VA
                                   INTERNATIONAL         HUNTINGTON VA
                                    EQUITY FUND          MACRO 100 FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $30,678                $7,745
                                     ----------            ----------
EXPENSE:
 Administrative charges                      --                (1,821)
 Mortality and Expense Risk
  charges                               (34,653)              (11,139)
                                     ----------            ----------
  Total Expenses                        (34,653)              (12,960)
                                     ----------            ----------
  Net investment income (loss)           (3,975)               (5,215)
                                     ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (2,208)              (65,435)
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           196,353               177,091
                                     ----------            ----------
  Net gain (loss) on
   investments                          194,145               111,656
                                     ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $190,170              $106,441
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HUNTINGTON VA                                  LORD ABBETT            LORD ABBETT
                                    MORTGAGE            HUNTINGTON VA            FUNDAMENTAL         CAPITAL STRUCTURE
                                 SECURITIES FUND          SITUS FUND           EQUITY PORTFOLIO          PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT (18)       SUB-ACCOUNT (19)
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $32,932                 $17,639                 $29,167              $154,440
                                    ---------            ------------            ------------            ----------
EXPENSE:
 Administrative charges                    --                  (8,325)                (18,845)              (10,755)
 Mortality and Expense Risk
  charges                             (22,724)                (54,323)               (120,212)              (74,857)
                                    ---------            ------------            ------------            ----------
  Total Expenses                      (22,724)                (62,648)               (139,057)              (85,612)
                                    ---------            ------------            ------------            ----------
  Net investment income
   (loss)                              10,208                 (45,009)               (109,890)               68,828
                                    ---------            ------------            ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 7,888                 (52,558)                (42,801)              (11,433)
 Net realized gain on
  distributions                            --                      --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          31,141               1,126,137               1,654,381               607,786
                                    ---------            ------------            ------------            ----------
  Net gain (loss) on
   investments                         39,029               1,073,579               1,611,580               596,353
                                    ---------            ------------            ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $49,237              $1,028,570              $1,501,690              $665,181
                                    =========            ============            ============            ==========

                                                        LORD ABBETT
                                    LORD ABBETT         GROWTH AND             LORD ABBETT
                                   BOND-DEBENTURE         INCOME                 CLASSIC
                                        FUND             PORTFOLIO           STOCK PORTFOLIO
                                    SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT (20)
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $2,686,163            $573,810               $26,120
                                    ------------       -------------            ----------
EXPENSE:
 Administrative charges                  (88,358)           (209,763)              (12,562)
 Mortality and Expense Risk
  charges                               (584,526)         (1,285,132)              (82,450)
                                    ------------       -------------            ----------
  Total Expenses                        (672,884)         (1,494,895)              (95,012)
                                    ------------       -------------            ----------
  Net investment income
   (loss)                              2,013,279            (921,085)              (68,892)
                                    ------------       -------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  162,079          (3,440,016)               30,257
 Net realized gain on
  distributions                               --                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          2,304,447          19,830,289               796,807
                                    ------------       -------------            ----------
  Net gain (loss) on
   investments                         2,466,526          16,390,273               827,064
                                    ------------       -------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $4,479,805         $15,469,188              $758,172
                                    ============       =============            ==========

(18) Formerly Lord Abbett All Value Portfolio. Change effective May 1, 2010.

(19) Formerly Lord Abbett America's Value Portfolio. Change effective May 1,
     2010.

(20) Formerly Lord Abbett Large Cap Core Fund. Change effective May 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                    MFS(R) CORE         MFS(R) GROWTH
                                   EQUITY SERIES           SERIES
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $3,973                 $607
                                     ---------            ---------
EXPENSE:
 Administrative charges                   (501)                (682)
 Mortality and Expense Risk
  charges                               (4,775)              (7,962)
                                     ---------            ---------
  Total Expenses                        (5,276)              (8,644)
                                     ---------            ---------
  Net investment income (loss)          (1,303)              (8,037)
                                     ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (42,268)              (8,241)
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           87,031               84,303
                                     ---------            ---------
  Net gain (loss) on
   investments                          44,763               76,062
                                     ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $43,460              $68,025
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                MFS(R) INVESTORS
                                     GROWTH          MFS(R) INVESTORS        MFS(R) TOTAL        MFS(R) VALUE
                                  STOCK SERIES         TRUST SERIES          RETURN SERIES          SERIES
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,313              $11,022               $227,168              $79
                                    ---------            ---------            -----------            -----
EXPENSE:
 Administrative charges                  (427)              (1,100)               (10,324)              --
 Mortality and Expense Risk
  charges                              (4,027)             (14,135)              (133,260)             (62)
                                    ---------            ---------            -----------            -----
  Total Expenses                       (4,454)             (15,235)              (143,584)             (62)
                                    ---------            ---------            -----------            -----
  Net investment income
   (loss)                              (3,141)              (4,213)                83,584               17
                                    ---------            ---------            -----------            -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   534               21,441                (77,737)              10
 Net realized gain on
  distributions                            --                   --                     --               --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          30,853               50,222                577,342              646
                                    ---------            ---------            -----------            -----
  Net gain (loss) on
   investments                         31,387               71,663                499,605              656
                                    ---------            ---------            -----------            -----
  Net increase (decrease) in
   net assets resulting from
   operations                         $28,246              $67,450               $583,189             $673
                                    =========            =========            ===========            =====

                                      INVESCO
                                  VAN KAMPEN V.I.         UIF CORE PLUS         UIF EMERGING
                                    EQUITY AND            FIXED INCOME          MARKETS DEBT
                                    INCOME FUND             PORTFOLIO             PORTFOLIO
                                 SUB-ACCOUNT (21)       SUB-ACCOUNT (22)      SUB-ACCOUNT (23)
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $3,467                $500,426              $34,380
                                     ---------             -----------            ---------
EXPENSE:
 Administrative charges                   (236)                (11,666)              (1,149)
 Mortality and Expense Risk
  charges                               (3,224)               (137,065)             (12,799)
                                     ---------             -----------            ---------
  Total Expenses                        (3,460)               (148,731)             (13,948)
                                     ---------             -----------            ---------
  Net investment income
   (loss)                                    7                 351,695               20,432
                                     ---------             -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  1,356                 (89,189)               1,159
 Net realized gain on
  distributions                             --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           15,699                 189,300               39,091
                                     ---------             -----------            ---------
  Net gain (loss) on
   investments                          17,055                 100,111               40,250
                                     ---------             -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $17,062                $451,806              $60,682
                                     =========             ===========            =========

(21) Formerly Van Kampen -- UIF Equity and Income Portfolio. Change effective June 1, 2010.

(22) Formerly Van Kampen -- UIF Core Plus Fixed Income Portfolio. Change effective June 1, 2010.

(23) Formerly Van Kampen -- UIF Emerging Markets Debt Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                              INVESCO
                                     UIF EMERGING         VAN KAMPEN V.I.
                                    MARKETS EQUITY             HIGH
                                      PORTFOLIO             YIELD FUND
                                   SUB-ACCOUNT (24)      SUB-ACCOUNT (25)
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $161,919              $83,805
                                     ------------            ---------
EXPENSE:
 Administrative charges                   (55,167)              (1,186)
 Mortality and Expense Risk
  charges                                (376,369)             (12,730)
                                     ------------            ---------
  Total Expenses                         (431,536)             (13,916)
                                     ------------            ---------
  Net investment income (loss)           (269,617)              69,889
                                     ------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (97,451)                (838)
 Net realized gain on
  distributions                                --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           4,726,590               10,157
                                     ------------            ---------
  Net gain (loss) on
   investments                          4,629,139                9,319
                                     ------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $4,359,522              $79,208
                                     ============            =========

(24) Formerly Van Kampen -- UIF Emerging Markets Equity Portfolio. Change Effective June 1, 2010.

(25) Formerly Van Kampen -- UIF High Yield Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           INVESCO
                                 UIF MID CAP           VAN KAMPEN V.I.        MORGAN STANLEY --     INVESCO V.I. SELECT
                                    GROWTH                 MID CAP               FOCUS GROWTH            DIMENSIONS
                                  PORTFOLIO               VALUE FUND              PORTFOLIO            BALANCED FUND
                               SUB-ACCOUNT (26)        SUB-ACCOUNT (27)          SUB-ACCOUNT          SUB-ACCOUNT (28)
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                $105,963                  $3,074               $90,345
                                 ------------            ------------            ------------            ----------
EXPENSE:
 Administrative charges               (23,828)                (22,747)                (11,723)               (6,751)
 Mortality and Expense
  Risk charges                       (153,410)               (163,547)               (101,427)              (58,767)
                                 ------------            ------------            ------------            ----------
  Total Expenses                     (177,238)               (186,294)               (113,150)              (65,518)
                                 ------------            ------------            ------------            ----------
  Net investment income
   (loss)                            (177,238)                (80,331)               (110,076)               24,827
                                 ------------            ------------            ------------            ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions             43,560                 (36,931)                 29,644               (21,277)
 Net realized gain on
  distributions                            --                      --                      --                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              3,288,971               2,375,179               1,879,892               374,373
                                 ------------            ------------            ------------            ----------
  Net gain (loss) on
   investments                      3,332,531               2,338,248               1,909,536               353,096
                                 ------------            ------------            ------------            ----------
  Net increase (decrease)
   in net assets resulting
   from operations                 $3,155,293              $2,257,917              $1,799,460              $377,923
                                 ============            ============            ============            ==========

                              MORGAN STANLEY --       MORGAN STANLEY --
                                   CAPITAL                 MID CAP            MORGAN STANLEY --
                                OPPORTUNITIES               GROWTH             FLEXIBLE INCOME
                                  PORTFOLIO               PORTFOLIO               PORTFOLIO
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                  $2,771                $131,296
                                  ----------              ----------              ----------
EXPENSE:
 Administrative charges               (3,183)                 (3,738)                 (3,171)
 Mortality and Expense
  Risk charges                       (30,124)                (32,473)                (29,916)
                                  ----------              ----------              ----------
  Total Expenses                     (33,307)                (36,211)                (33,087)
                                  ----------              ----------              ----------
  Net investment income
   (loss)                            (33,307)                (33,440)                 98,209
                                  ----------              ----------              ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions            19,558                 172,863                 (62,886)
 Net realized gain on
  distributions                           --                      --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               485,918                 536,185                 113,900
                                  ----------              ----------              ----------
  Net gain (loss) on
   investments                       505,476                 709,048                  51,014
                                  ----------              ----------              ----------
  Net increase (decrease)
   in net assets resulting
   from operations                  $472,169                $675,608                $149,223
                                  ==========              ==========              ==========

(26) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

(27) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

(28) Formerly Morgan Stanley -- Balanced Portfolio. Change effective June 1,
     2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                 INVESCO V.I. SELECT     MORGAN STANLEY --
                                     DIMENSIONS               CAPITAL
                                      DIVIDEND                 GROWTH
                                  GROWTH PORTFOLIO           PORTFOLIO
                                  SUB-ACCOUNT (29)          SUB-ACCOUNT
-----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $160,980                   $ --
                                     -----------             ----------
EXPENSE:
 Administrative charges                  (13,970)                (2,550)
 Mortality and Expense Risk
  charges                               (118,591)               (25,658)
                                     -----------             ----------
  Total Expenses                        (132,561)               (28,208)
                                     -----------             ----------
  Net investment income (loss)            28,419                (28,208)
                                     -----------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (65,660)               130,530
 Net realized gain on
  distributions                               --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            813,401                253,241
                                     -----------             ----------
  Net gain (loss) on
   investments                           747,741                383,771
                                     -----------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $776,160               $355,563
                                     ===========             ==========

(29) Formerly Morgan Stanley -- Dividend Growth Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                              INVESCO V.I. SELECT
                                                        MORGAN STANLEY --          DIMENSIONS
                                 MORGAN STANLEY --           GLOBAL             EQUALLY-WEIGHTED          UIF SMALL
                                   MONEY MARKET          INFRASTRUCTURE             S&P 500             COMPANY GROWTH
                                     PORTFOLIO              PORTFOLIO              PORTFOLIO              PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (30)       SUB-ACCOUNT (31)
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $923                $66,371                $129,404                  $ --
                                    -----------            -----------            ------------            ----------
EXPENSE:
 Administrative charges                 (13,409)                (4,196)                (13,320)                   --
 Mortality and Expense Risk
  charges                              (138,242)               (36,432)               (136,882)               (8,678)
                                    -----------            -----------            ------------            ----------
  Total Expenses                       (151,651)               (40,628)               (150,202)               (8,678)
                                    -----------            -----------            ------------            ----------
  Net investment income
   (loss)                              (150,728)                25,743                 (20,798)               (8,678)
                                    -----------            -----------            ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      (1)               174,953                 124,176                  (765)
 Net realized gain on
  distributions                              --                124,557                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                 1               (204,057)              1,546,770               104,839
                                    -----------            -----------            ------------            ----------
  Net gain (loss) on
   investments                               --                 95,453               1,670,946               104,074
                                    -----------            -----------            ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(150,728)              $121,196              $1,650,148               $95,396
                                    ===========            ===========            ============            ==========


                                                        MTB MANAGED
                                   UIF GLOBAL            ALLOCATION           OPPENHEIMER
                                    FRANCHISE         FUND -- MODERATE      SMALL- & MID-CAP
                                    PORTFOLIO            GROWTH II           GROWTH FUND/VA
                                SUB-ACCOUNT (32)        SUB-ACCOUNT         SUB-ACCOUNT (33)
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $3,348               $20,137                  $ --
                                    ---------            ----------            ----------
EXPENSE:
 Administrative charges                  (620)               (5,848)               (4,655)
 Mortality and Expense Risk
  charges                             (11,720)              (33,888)              (30,781)
                                    ---------            ----------            ----------
  Total Expenses                      (12,340)              (39,736)              (35,436)
                                    ---------            ----------            ----------
  Net investment income
   (loss)                              (8,992)              (19,599)              (35,436)
                                    ---------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                11,889                (4,237)               (7,073)
 Net realized gain on
  distributions                            --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          67,014               265,512               632,379
                                    ---------            ----------            ----------
  Net gain (loss) on
   investments                         78,903               261,275               625,306
                                    ---------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $69,911              $241,676              $589,870
                                    =========            ==========            ==========

(30) Formerly Morgan Stanley -- Equally-Weighted S&P 500 Portfolio. Change effective June 1, 2010.

(31) Formerly Van Kampen -- UIF Small Company Growth Portfolio. Change effective June 1, 2010.

(32) Formerly Van Kampen -- UIF Global Franchise Portfolio. Change effective June 1, 2010.

(33) Formerly Oppenheimer MidCap Fund/VA. Change effective May 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     OPPENHEIMER
                                       CAPITAL                OPPENHEIMER
                                     APPRECIATION          GLOBAL SECURITIES
                                       FUND/VA                  FUND/VA
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --               $1,966,188
                                     ------------            -------------
EXPENSE:
 Administrative charges                   (89,917)                (317,347)
 Mortality and Expense Risk
  charges                                (584,700)              (1,959,336)
                                     ------------            -------------
  Total Expenses                         (674,617)              (2,276,683)
                                     ------------            -------------
  Net investment income (loss)           (674,617)                (310,495)
                                     ------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (863,697)              (3,163,449)
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           5,029,879               24,510,384
                                     ------------            -------------
  Net gain (loss) on
   investments                          4,166,182               21,346,935
                                     ------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $3,491,565              $21,036,440
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        OPPENHEIMER
                                    OPPENHEIMER         MAIN STREET          PUTNAM VT              PUTNAM VT
                                    MAIN STREET          SMALL CAP          DIVERSIFIED            GLOBAL ASSET
                                     FUND(R)/VA         FUND(R)/VA          INCOME FUND          ALLOCATION FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $75,192            $243,251          $6,373,486              $354,777
                                    ------------       -------------       -------------            ----------
EXPENSE:
 Administrative charges                  (16,598)           (113,424)            (93,625)              (12,946)
 Mortality and Expense Risk
  charges                               (123,904)           (748,357)           (586,418)              (85,478)
                                    ------------       -------------       -------------            ----------
  Total Expenses                        (140,502)           (861,781)           (680,043)              (98,424)
                                    ------------       -------------       -------------            ----------
  Net investment income
   (loss)                                (65,310)           (618,530)          5,693,443               256,353
                                    ------------       -------------       -------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (226,039)         (1,744,140)            187,510                (5,500)
 Net realized gain on
  distributions                               --                  --                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,377,060          13,754,730          (1,023,910)              570,133
                                    ------------       -------------       -------------            ----------
  Net gain (loss) on
   investments                         1,151,021          12,010,590            (836,400)              564,633
                                    ------------       -------------       -------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,085,711         $11,392,060          $4,857,043              $820,986
                                    ============       =============       =============            ==========


                                     PUTNAM VT             PUTNAM VT         PUTNAM VT
                                    GROWTH AND           INTERNATIONAL     INTERNATIONAL
                                    INCOME FUND           VALUE FUND        EQUITY FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT (34)     SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $63,156              $25,615          $1,690,387
                                    -----------            ---------       -------------
EXPENSE:
 Administrative charges                  (8,561)                  --             (96,929)
 Mortality and Expense Risk
  charges                               (54,845)             (11,765)           (639,593)
                                    -----------            ---------       -------------
  Total Expenses                        (63,406)             (11,765)           (736,522)
                                    -----------            ---------       -------------
  Net investment income
   (loss)                                  (250)              13,850             953,865
                                    -----------            ---------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (114,867)             (14,480)         (1,669,305)
 Net realized gain on
  distributions                              --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           649,012               35,482           4,762,430
                                    -----------            ---------       -------------
  Net gain (loss) on
   investments                          534,145               21,002           3,093,125
                                    -----------            ---------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $533,895              $34,852          $4,046,990
                                    ===========            =========       =============

(34) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                               PUTNAM VT
                                      PUTNAM VT                MULTI-CAP
                                    INVESTORS FUND            GROWTH FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (35)(36)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $345,791                    $165
                                     ------------              ----------
EXPENSE:
 Administrative charges                   (56,101)                 (1,363)
 Mortality and Expense Risk
  charges                                (352,561)                (13,815)
                                     ------------              ----------
  Total Expenses                         (408,662)                (15,178)
                                     ------------              ----------
  Net investment income (loss)            (62,871)                (15,013)
                                     ------------              ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (297,512)                (23,336)
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,788,384                 285,647
                                     ------------              ----------
  Net gain (loss) on
   investments                          3,490,872                 262,311
                                     ------------              ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $3,428,001                $247,298
                                     ============              ==========

(35) From inception September 24, 2010 to December 31, 2010.

(36) Effective September 24, 2010 Putnam VT Vista Fund merged with Putnam VT Multi-Cap Growth Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 PUTNAM VT               PUTNAM VT                                   PUTNAM VT
                                 SMALL CAP             GEORGE PUTNAM           PUTNAM VT               EQUITY
                                VALUE FUND             BALANCED FUND          VOYAGER FUND          INCOME FUND
                                SUB-ACCOUNT          SUB-ACCOUNT (37)         SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $114,983               $204,545               $52,865              $112,257
                               -------------            -----------            ----------            ----------
EXPENSE:
 Administrative charges              (74,450)                (7,858)               (8,116)                   --
 Mortality and Expense Risk
  charges                           (493,382)               (50,062)              (53,593)              (92,972)
                               -------------            -----------            ----------            ----------
  Total Expenses                    (567,832)               (57,920)              (61,709)              (92,972)
                               -------------            -----------            ----------            ----------
  Net investment income
   (loss)                           (452,849)               146,625                (8,844)               19,285
                               -------------            -----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions           (1,506,343)              (176,127)               28,737               131,652
 Net realized gain on
  distributions                           --                     --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     10,392,103                373,544               671,276               478,917
                               -------------            -----------            ----------            ----------
  Net gain (loss) on
   investments                     8,885,760                197,417               700,013               610,569
                               -------------            -----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                     $8,432,911               $344,042              $691,169              $629,854
                               =============            ===========            ==========            ==========

                                                           INVESCO
                                     PIONEER           VAN KAMPEN V.I.              INVESCO
                                    FUND VCT              GROWTH AND            VAN KAMPEN V.I.
                                    PORTFOLIO            INCOME FUND             COMSTOCK FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (38)        SUB-ACCOUNT (39)
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $3,670                 $36,894                  $69,850
                                    ---------            ------------            -------------
EXPENSE:
 Administrative charges                    --                 (67,959)                (101,686)
 Mortality and Expense Risk
  charges                              (6,445)               (458,984)                (713,881)
                                    ---------            ------------            -------------
  Total Expenses                       (6,445)               (526,943)                (815,567)
                                    ---------            ------------            -------------
  Net investment income
   (loss)                              (2,775)               (490,049)                (745,717)
                                    ---------            ------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (8,365)               (644,263)              (1,990,287)
 Net realized gain on
  distributions                            --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          54,222               4,627,019                9,638,338
                                    ---------            ------------            -------------
  Net gain (loss) on
   investments                         45,857               3,982,756                7,648,051
                                    ---------            ------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $43,082              $3,492,707               $6,902,334
                                    =========            ============            =============

(37) Formerly Putnam VT The George Putnam Fund of Boston. Change effective September 30, 2010.

(38) Formerly Van Kampen LIT Growth and Income Portfolio. Change effective June 1, 2010.

(39) Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       INVESCO                INVESCO
                                   VAN KAMPEN V.I.        VAN KAMPEN V.I.
                                       CAPITAL                MID CAP
                                     GROWTH FUND            GROWTH FUND
                                  SUB-ACCOUNT (40)       SUB-ACCOUNT (41)
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                   $ --
                                      ---------              ---------
EXPENSE:
 Administrative charges                    (293)                    --
 Mortality and Expense Risk
  charges                                (4,016)                (5,548)
                                      ---------              ---------
  Total Expenses                         (4,309)                (5,548)
                                      ---------              ---------
  Net investment income (loss)           (4,309)                (5,548)
                                      ---------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   1,579                 11,159
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            36,963                 60,339
                                      ---------              ---------
  Net gain (loss) on
   investments                           38,542                 71,498
                                      ---------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $34,233                $65,950
                                      =========              =========

(40) Formerly Van Kampen LIT Capital Growth Portfolio. Change effective June 1, 2010.

(41) Formerly Van Kampen LIT Mid Cap Growth Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       WELLS FARGO            WELLS FARGO             WELLS FARGO
                                   INVESCO            ADVANTAGE VT           ADVANTAGE VT             ADVANTAGE VT
                               VAN KAMPEN V.I.        TOTAL RETURN             INTRINSIC             INTERNATIONAL
                               GOVERNMENT FUND          BOND FUND             VALUE FUND              EQUITY FUND
                              SUB-ACCOUNT (42)      SUB-ACCOUNT (43)     SUB-ACCOUNT (44)(45)       SUB-ACCOUNT (46)
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $961               $1,533                    $27                    $15,597
                                  ---------              -------                -------               ------------
EXPENSE:
 Administrative charges                  --                  (94)                    (7)                    (1,852)
 Mortality and Expense
  Risk charges                      (10,656)                (542)                   (50)                   (24,561)
                                  ---------              -------                -------               ------------
  Total Expenses                    (10,656)                (636)                   (57)                   (26,413)
                                  ---------              -------                -------               ------------
  Net investment income
   (loss)                            (9,695)                 897                    (30)                   (10,816)
                                  ---------              -------                -------               ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions            2,035                  189                   (602)                  (866,368)
 Net realized gain on
  distributions                          --                1,952                     --                     57,517
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               21,279                 (296)                 1,035                  1,058,884
                                  ---------              -------                -------               ------------
  Net gain (loss) on
   investments                       23,314                1,845                    433                    250,033
                                  ---------              -------                -------               ------------
  Net increase (decrease)
   in net assets resulting
   from operations                  $13,619               $2,742                   $403                   $239,217
                                  =========              =======                =======               ============

                                WELLS FARGO            WELLS FARGO               WELLS FARGO
                                ADVANTAGE VT           ADVANTAGE VT             ADVANTAGE VT
                                   MONEY                SMALL CAP                 SMALL CAP
                                MARKET FUND            GROWTH FUND               VALUE FUND
                              SUB-ACCOUNT (47)       SUB-ACCOUNT (48)       SUB-ACCOUNT (49)(50)
--------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $2                      $ --                   $17,186
                                   ------              ------------             -------------
EXPENSE:
 Administrative charges               (44)                   (3,820)                   (9,466)
 Mortality and Expense
  Risk charges                       (254)                  (52,152)                 (128,090)
                                   ------              ------------             -------------
  Total Expenses                     (298)                  (55,972)                 (137,556)
                                   ------              ------------             -------------
  Net investment income
   (loss)                            (296)                  (55,972)                 (120,370)
                                   ------              ------------             -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions             --                  (980,354)               (3,765,600)
 Net realized gain on
  distributions                        --                        --                        --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 --                 1,746,855                 5,285,242
                                   ------              ------------             -------------
  Net gain (loss) on
   investments                         --                   766,501                 1,519,642
                                   ------              ------------             -------------
  Net increase (decrease)
   in net assets resulting
   from operations                  $(296)                 $710,529                $1,399,272
                                   ======              ============             =============

(42) Formerly Van Kampen LIT Government Portfolio. Change effective June 1,
     2010.

(43) Funded as of April 23, 2010.

(44) Funded as of July 16, 2010.

(45) Effective July 16, 2010 Wells Fargo Advantage VT C&B Large Cap Value Fund merged with Wells Fargo Advantage VT Equity Income Fund.

(46) Formerly Evergreen VA International Equity Fund. Change effective July 16, 2010.

(47) Effective May 1, 2010 Wells Fargo Advantage VT Money Market Fund was liquidated.

(48) Effective July 16, 2010 Evergreen VA Growth Fund merged with Wells Fargo Advantage VT Small Cap Growth Fund.

(49) Effective July 16, 2010 Evergreen VA Special Values Fund merged with Wells Fargo Advantage VT Small Cap Value Fund.

(50) From inception July 16, 2010 to December 31, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                     BALANCED WEALTH            INTERNATIONAL
                                   STRATEGY PORTFOLIO          VALUE PORTFOLIO
                                       SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $491,063                 $1,096,199
 Net realized gain (loss) on
  security transactions                    (574,017)                (3,234,182)
 Net realized gain on
  distributions                                  --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             3,586,383                  5,106,403
                                      -------------             --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              3,503,429                  2,968,420
                                      -------------             --------------
UNIT TRANSACTIONS:
 Purchases                                  189,012                    447,957
 Net transfers                              942,200                    729,032
 Surrenders for benefit
  payments and fees                      (6,449,945)                (7,921,553)
 Net annuity transactions                      (346)                        --
 Other                                           --                         51
                                      -------------             --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (5,319,079)                (6,744,513)
                                      -------------             --------------
 Net increase (decrease) in
  net assets                             (1,815,650)                (3,776,093)
NET ASSETS:
 Beginning of year                       45,742,305                101,526,824
                                      -------------             --------------
 End of year                            $43,926,655                $97,750,731
                                      =============             ==============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS                                ALLIANCEBERNSTEIN VPS       INVESCO V.I.
                                     SMALL/MID CAP          ALLIANCEBERNSTEIN VPS         INTERNATIONAL           INTERNATIONAL
                                    VALUE PORTFOLIO            VALUE PORTFOLIO           GROWTH PORTFOLIO          GROWTH FUND
                                      SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT (1)
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(198,023)                  $111,128                   $22,017                  $32
 Net realized gain (loss) on
  security transactions                   (188,326)                (1,256,594)                   21,845                   10
 Net realized gain on
  distributions                                 --                         --                        --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,738,303                  6,111,371                   530,761                  373
                                     -------------              -------------              ------------              -------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,351,954                  4,965,905                   574,623                  415
                                     -------------              -------------              ------------              -------
UNIT TRANSACTIONS:
 Purchases                                  28,111                    205,044                    30,412                  120
 Net transfers                           1,332,169                   (142,542)                  449,138                  (63)
 Surrenders for benefit
  payments and fees                     (1,058,861)                (4,396,094)                 (334,780)                 (37)
 Net annuity transactions                       --                         --                        --                   --
 Other                                          --                         --                        --                   --
                                     -------------              -------------              ------------              -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        301,419                 (4,333,592)                  144,770                   20
                                     -------------              -------------              ------------              -------
 Net increase (decrease) in
  net assets                             3,653,373                    632,313                   719,393                  435
NET ASSETS:
 Beginning of year                      14,131,217                 50,564,987                 5,172,450                3,454
                                     -------------              -------------              ------------              -------
 End of year                           $17,784,590                $51,197,300                $5,891,843               $3,889
                                     =============              =============              ============              =======

                                   AMERICAN FUNDS
                                       GLOBAL              AMERICAN FUNDS           AMERICAN FUNDS
                                    GROWTH FUND              GROWTH FUND          GROWTH-INCOME FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(9,935)               $(209,172)                $(57,910)
 Net realized gain (loss) on
  security transactions                   48,857                  359,678                   58,388
 Net realized gain on
  distributions                               --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            278,762                2,626,329                1,185,939
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             317,684                2,776,835                1,186,417
                                    ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                   993                   68,991                   42,789
 Net transfers                           124,976                 (583,026)                (418,032)
 Surrenders for benefit
  payments and fees                     (327,873)              (2,354,793)              (1,743,855)
 Net annuity transactions                      2                   18,813                   24,635
 Other                                        --                       --                       --
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (201,902)              (2,850,015)              (2,094,463)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets                             115,782                  (73,180)                (908,046)
NET ASSETS:
 Beginning of year                     3,511,626               19,050,838               14,953,246
                                    ------------            -------------            -------------
 End of year                          $3,627,408              $18,977,658              $14,045,200
                                    ============            =============            =============

(1)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                             AMERICAN FUNDS
                                    AMERICAN FUNDS            GLOBAL SMALL
                                  INTERNATIONAL FUND      CAPITALIZATION FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $18,635                 $(1,193)
 Net realized gain (loss) on
  security transactions                    296,624                  80,979
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               25,496                 318,725
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               340,755                 398,511
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  55,212                  18,900
 Net transfers                            (435,929)                (63,406)
 Surrenders for benefit
  payments and fees                     (1,346,281)               (239,955)
 Net annuity transactions                   13,689                  (5,395)
 Other                                          --                      --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,713,309)               (289,856)
                                     -------------            ------------
 Net increase (decrease) in
  net assets                            (1,372,554)                108,655
NET ASSETS:
 Beginning of year                       9,460,952               2,182,655
                                     -------------            ------------
 End of year                            $8,088,398              $2,291,310
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                          BB&T
                                        BB&T                    BB&T                                     SPECIAL
                                       MID CAP            CAPITAL MANAGER          BB&T SELECT        OPPORTUNITIES
                                     GROWTH VIF              EQUITY VIF             EQUITY VIF         EQUITY VIF
                                   SUB-ACCOUNT (2)          SUB-ACCOUNT          SUB-ACCOUNT (3)       SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(1,152)               $1,300                 $(3,303)          $(171,365)
 Net realized gain (loss) on
  security transactions                  (928,857)              (57,665)               (169,071)             36,172
 Net realized gain on
  distributions                                --                    --                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             911,603               154,300                 415,082           1,841,467
                                    -------------            ----------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (18,406)               97,935                 242,708           1,706,274
                                    -------------            ----------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                     --                    84                  18,340              28,469
 Net transfers                         (1,068,308)               34,297                (171,176)           (176,670)
 Surrenders for benefit
  payments and fees                        (4,471)              (47,894)               (154,831)         (1,197,879)
 Net annuity transactions                 (14,862)                   --                      --                  --
 Other                                         --                    --                      39                 195
                                    -------------            ----------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,087,641)              (13,513)               (307,628)         (1,345,885)
                                    -------------            ----------            ------------       -------------
 Net increase (decrease) in
  net assets                           (1,106,047)               84,422                 (64,920)            360,389
NET ASSETS:
 Beginning of year                      1,106,047               721,910               2,579,044          12,771,369
                                    -------------            ----------            ------------       -------------
 End of year                                 $ --              $806,332              $2,514,124         $13,131,758
                                    =============            ==========            ============       =============

                                                                                   WELLS FARGO
                                        BB&T               EVERGREEN VA            ADVANTAGE VT
                                    TOTAL RETURN        DIVERSIFIED CAPITAL           OMEGA
                                      BOND VIF             BUILDER FUND            GROWTH FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT (4)       SUB-ACCOUNT (5)(6)
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $179,915                 $4,487                $(1,920)
 Net realized gain (loss) on
  security transactions                   29,860               (104,200)                 2,468
 Net realized gain on
  distributions                           12,558                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            218,851                114,588                 41,881
                                    ------------            -----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             441,184                 14,875                 42,429
                                    ------------            -----------             ----------
UNIT TRANSACTIONS:
 Purchases                                 3,013                     --                     --
 Net transfers                           248,764               (425,786)                59,583
 Surrenders for benefit
  payments and fees                     (752,409)                (3,398)               (21,779)
 Net annuity transactions                     --                     --                     --
 Other                                        --                     --                     --
                                    ------------            -----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (500,632)              (429,184)                37,804
                                    ------------            -----------             ----------
 Net increase (decrease) in
  net assets                             (59,448)              (414,309)                80,234
NET ASSETS:
 Beginning of year                     7,299,566                414,309                248,337
                                    ------------            -----------             ----------
 End of year                          $7,240,118                   $ --               $328,571
                                    ============            ===========             ==========

(2)  Effective January 29, 2010 BB&T Mid Cap Growth VIF was liquidated.

(3)  Formerly BB&T Large Cap VIF. Change effective February 1, 2010.

(4) Effective July 16, 2010 Evergreen VA Diversified Capital Builder Fund was liquidated.

(5)  Formerly Evergreen VA Omega Fund. Change effective July 16, 2010.

(6) Effective July 16, 2010 Wells Fargo Advantage VT Large Company growth Fund merged with Wells Fargo Advantage VT Omega Growth Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    WELLS FARGO
                                    ADVANTAGE VT           FIDELITY VIP
                                        CORE               EQUITY-INCOME
                                    EQUITY FUND              PORTFOLIO
                                  SUB-ACCOUNT (7)           SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,868)                 $46,543
 Net realized gain (loss) on
  security transactions                   2,086               (1,213,684)
 Net realized gain on
  distributions                              --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            42,306                8,314,837
                                     ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             41,524                7,147,696
                                     ----------            -------------
UNIT TRANSACTIONS:
 Purchases                                   --                  259,994
 Net transfers                          109,993                  135,975
 Surrenders for benefit
  payments and fees                     (15,512)              (4,740,151)
 Net annuity transactions                    --                       --
 Other                                       --                       --
                                     ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      94,481               (4,344,182)
                                     ----------            -------------
 Net increase (decrease) in
  net assets                            136,005                2,803,514
NET ASSETS:
 Beginning of year                      205,027               55,897,766
                                     ----------            -------------
 End of year                           $341,032              $58,701,280
                                     ==========            =============

(7) Formerly Evergreen VA Fundamental Large Cap Fund. Change effective July 16, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               FIDELITY VIP         FIDELITY VIP        FIDELITY VIP             FIDELITY VIP
                                  GROWTH           CONTRAFUND(R)           MID CAP             VALUE STRATEGIES
                                 PORTFOLIO           PORTFOLIO            PORTFOLIO               PORTFOLIO
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(259,892)         $(1,321,604)        $(1,094,657)               $(90,159)
 Net realized gain (loss) on
  security transactions             (114,512)          (8,875,237)           (809,195)                  9,776
 Net realized gain on
  distributions                       62,293              132,636             257,845                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      4,055,707           51,985,182          20,289,426               1,661,003
                               -------------       --------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       3,743,596           41,920,977          18,643,419               1,580,620
                               -------------       --------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                           109,652            1,575,565             438,172                  20,753
 Net transfers                       110,441           (7,270,198)           (350,029)                951,095
 Surrenders for benefit
  payments and fees               (1,144,222)         (21,668,863)         (5,900,630)               (406,110)
 Net annuity transactions                 --               (2,504)               (904)                     --
 Other                                    --                  565                  --                      --
                               -------------       --------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (924,129)         (27,365,435)         (5,813,391)                565,738
                               -------------       --------------       -------------            ------------
 Net increase (decrease) in
  net assets                       2,819,467           14,555,542          12,830,028               2,146,358
NET ASSETS:
 Beginning of year                17,808,495          299,242,105          74,411,316               6,461,966
                               -------------       --------------       -------------            ------------
 End of year                     $20,627,962         $313,797,647         $87,241,344              $8,608,324
                               =============       ==============       =============            ============

                                    FIDELITY VIP                                   FRANKLIN
                                  DYNAMIC CAPITAL           FRANKLIN            SMALL-MID CAP
                                    APPRECIATION             INCOME                 GROWTH
                                     PORTFOLIO           SECURITIES FUND       SECURITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(11,960)              $1,942                $(46,264)
 Net realized gain (loss) on
  security transactions                  (44,046)                  18                  53,839
 Net realized gain on
  distributions                               --                   --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            147,265                1,884                 568,261
                                    ------------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              91,259                3,844                 575,836
                                    ------------            ---------            ------------
UNIT TRANSACTIONS:
 Purchases                                 1,183                   --                  10,203
 Net transfers                           704,312               19,246                (251,073)
 Surrenders for benefit
  payments and fees                      (40,233)                  --                (459,667)
 Net annuity transactions                     --                   --                      --
 Other                                        --                   --                      --
                                    ------------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      665,262               19,246                (700,537)
                                    ------------            ---------            ------------
 Net increase (decrease) in
  net assets                             756,521               23,090                (124,701)
NET ASSETS:
 Beginning of year                       434,985               15,732               2,800,251
                                    ------------            ---------            ------------
 End of year                          $1,191,506              $38,822              $2,675,550
                                    ============            =========            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    FRANKLIN              FRANKLIN
                                    SMALL CAP             STRATEGIC
                                      VALUE                INCOME
                                 SECURITIES FUND       SECURITIES FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(7)                $256,007
 Net realized gain (loss) on
  security transactions                   37                   99,537
 Net realized gain on
  distributions                           --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            475                  369,631
                                     -------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             505                  725,175
                                     -------            -------------
UNIT TRANSACTIONS:
 Purchases                                60                   15,914
 Net transfers                           (48)                  (4,774)
 Surrenders for benefit
  payments and fees                      (19)              (1,429,291)
 Net annuity transactions                 --                   40,146
 Other                                    --                       --
                                     -------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (7)              (1,378,005)
                                     -------            -------------
 Net increase (decrease) in
  net assets                             498                 (652,830)
NET ASSETS:
 Beginning of year                     1,734                8,273,770
                                     -------            -------------
 End of year                          $2,232               $7,620,940
                                     =======            =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              TEMPLETON
                                                              DEVELOPING              TEMPLETON             TEMPLETON
                                    MUTUAL SHARES              MARKETS                  GROWTH             GLOBAL BOND
                                   SECURITIES FUND         SECURITIES FUND         SECURITIES FUND       SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(19,272)                  $(191)                $(7,671)                $4
 Net realized gain (loss) on
  security transactions                    60,487                  77,945                  29,131                  3
 Net realized gain on
  distributions                                --                      --                      --                  6
 Net unrealized appreciation
  (depreciation) of
  investments during the year             581,687                 129,145                  68,292                276
                                    -------------            ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                              622,902                 206,899                  89,752                289
                                    -------------            ------------            ------------            -------
UNIT TRANSACTIONS:
 Purchases                                  3,264                  12,350                     264                 --
 Net transfers                           (202,654)               (133,298)                (13,126)                --
 Surrenders for benefit
  payments and fees                      (922,183)               (176,662)               (243,512)               (28)
 Net annuity transactions                   3,850                   7,476                      --                 --
 Other                                         --                      --                      --                 --
                                    -------------            ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,117,723)               (290,134)               (256,374)               (28)
                                    -------------            ------------            ------------            -------
 Net increase (decrease) in
  net assets                             (494,821)                (83,235)               (166,622)               261
NET ASSETS:
 Beginning of year                      7,689,391               1,712,188               2,079,359              2,275
                                    -------------            ------------            ------------            -------
 End of year                           $7,194,570              $1,628,953              $1,912,737             $2,536
                                    =============            ============            ============            =======

                                                           HARTFORD            HARTFORD
                                      HARTFORD              TOTAL               CAPITAL
                                      ADVISERS           RETURN BOND         APPRECIATION
                                      HLS FUND             HLS FUND            HLS FUND
                                   SUB-ACCOUNT (8)       SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $3,223          $10,372,097           $(282,055)
 Net realized gain (loss) on
  security transactions                (1,039,101)           1,043,973             (41,982)
 Net realized gain on
  distributions                                --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,810,794           11,110,749           5,716,244
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,774,916           22,526,819           5,392,207
                                    -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                190,719            1,865,688             325,919
 Net transfers                          1,184,008           15,864,738           7,367,044
 Surrenders for benefit
  payments and fees                    (2,155,794)         (35,222,233)         (3,652,222)
 Net annuity transactions                      --               39,046                  --
 Other                                         --                   --                  --
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (781,067)         (17,452,761)          4,040,741
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets                            1,993,849            5,074,058           9,432,948
NET ASSETS:
 Beginning of year                     27,650,202          378,054,879          35,889,401
                                    -------------       --------------       -------------
 End of year                          $29,644,051         $383,128,937         $45,322,349
                                    =============       ==============       =============

(8) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   HARTFORD
                                   DIVIDEND                HARTFORD
                                  AND GROWTH           GLOBAL RESEARCH
                                   HLS FUND                HLS FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT (9)
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $1,179,532                  $238
 Net realized gain (loss) on
  security transactions             (4,194,275)               20,642
 Net realized gain on
  distributions                             --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       30,433,686                81,482
                                --------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                        27,418,943               102,362
                                --------------            ----------
UNIT TRANSACTIONS:
 Purchases                           1,700,821                   460
 Net transfers                         162,848               305,812
 Surrenders for benefit
  payments and fees                (18,793,148)              (97,219)
 Net annuity transactions               (1,371)                   --
 Other                                      --                    --
                                --------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (16,930,850)              209,053
                                --------------            ----------
 Net increase (decrease) in
  net assets                        10,488,093               311,415
NET ASSETS:
 Beginning of year                 252,080,791               662,118
                                --------------            ----------
 End of year                      $262,568,884              $973,533
                                ==============            ==========

(9)  Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          HARTFORD                                     HARTFORD
                                      HARTFORD          DISCIPLINED                HARTFORD             GROWTH
                                   GLOBAL GROWTH           EQUITY                   GROWTH           OPPORTUNITIES
                                      HLS FUND            HLS FUND                 HLS FUND            HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT (10)       SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(68,489)           $(343,806)               $(146,432)          $(553,363)
 Net realized gain (loss) on
  security transactions                 (321,967)          (4,833,812)                (428,663)         (1,853,745)
 Net realized gain on
  distributions                               --                   --                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,013,042           23,696,964                2,247,071           7,736,831
                                    ------------       --------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             622,586           18,519,346                1,671,976           5,329,723
                                    ------------       --------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                25,843              608,662                   55,954             242,765
 Net transfers                            23,589           (4,803,549)                (941,664)         (2,374,390)
 Surrenders for benefit
  payments and fees                     (322,400)         (13,549,006)                (668,126)         (2,579,257)
 Net annuity transactions                     --                   --                       --                  --
 Other                                        --                   --                       --                  --
                                    ------------       --------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (272,968)         (17,743,893)              (1,553,836)         (4,710,882)
                                    ------------       --------------            -------------       -------------
 Net increase (decrease) in
  net assets                             349,618              775,453                  118,140             618,841
NET ASSETS:
 Beginning of year                     5,723,155          161,226,318               11,118,703          38,427,685
                                    ------------       --------------            -------------       -------------
 End of year                          $6,072,773         $162,001,771              $11,236,843         $39,046,526
                                    ============       ==============            =============       =============

                                                                                   HARTFORD
                                 HARTFORD                 HARTFORD              INTERNATIONAL
                                HIGH YIELD                 INDEX                OPPORTUNITIES
                                 HLS FUND                 HLS FUND                 HLS FUND
                                SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (11)(12)
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(372,664)                $19,370                  $(84,208)
 Net realized gain (loss) on
  security transactions              534,320                  39,096               (19,649,490)
 Net realized gain on
  distributions                           --                      --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      5,685,543                 844,976                29,097,632
                               -------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       5,847,199                 903,442                 9,363,934
                               -------------            ------------            --------------
UNIT TRANSACTIONS:
 Purchases                           105,954                  71,031                   442,789
 Net transfers                     2,558,083                 342,054                (4,034,575)
 Surrenders for benefit
  payments and fees               (3,264,714)               (854,181)               (6,100,075)
 Net annuity transactions            (40,914)                     --                        --
 Other                                    --                      --                        --
                               -------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (641,591)               (441,096)               (9,691,861)
                               -------------            ------------            --------------
 Net increase (decrease) in
  net assets                       5,205,608                 462,346                  (327,927)
NET ASSETS:
 Beginning of year                40,040,874               7,103,546                82,848,807
                               -------------            ------------            --------------
 End of year                     $45,246,482              $7,565,892               $82,520,880
                               =============            ============            ==============

(10) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

(11) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(12) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       HARTFORD
                                     SMALL/MID CAP               HARTFORD
                                        EQUITY                 MIDCAP VALUE
                                       HLS FUND                  HLS FUND
                                   SUB-ACCOUNT (13)        SUB-ACCOUNT (14)(15)
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(36,369)                 $(4,487)
 Net realized gain (loss) on
  security transactions                     52,746                  252,559
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              658,345                  132,594
                                     -------------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               674,722                  380,666
                                     -------------             ------------
UNIT TRANSACTIONS:
 Purchases                                  65,499                    1,636
 Net transfers                          (2,191,417)                 693,760
 Surrenders for benefit
  payments and fees                       (270,702)                (188,162)
 Net annuity transactions                       --                       --
 Other                                          --                       --
                                     -------------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,396,620)                 507,234
                                     -------------             ------------
 Net increase (decrease) in
  net assets                            (1,721,898)                 887,900
NET ASSETS:
 Beginning of year                       6,159,513                1,438,855
                                     -------------             ------------
 End of year                            $4,437,615               $2,326,755
                                     =============             ============

(13) Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

(14) Funded July 30, 2010.

(15) Effective July 30, 2010 Hartford SmallCap Value HLS Fund merged with Hartford MidCap Value HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD                 HARTFORD                 HARTFORD            HARTFORD
                                MONEY MARKET             SMALL COMPANY           SMALLCAP GROWTH          STOCK
                                  HLS FUND                 HLS FUND                 HLS FUND            HLS FUND
                                SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,255,954)               $(304,621)               $(260,228)           $(55,561)
 Net realized gain (loss) on
  security transactions                    (2)                (187,304)                (272,661)           (543,902)
 Net realized gain on
  distributions                            --                       --                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               3                4,907,051                5,565,889           2,320,233
                               --------------            -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (1,255,953)               4,415,126                5,033,000           1,720,770
                               --------------            -------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                          1,395,842                  106,271                  271,061             112,288
 Net transfers                     (9,070,648)                (329,251)                (645,111)           (909,872)
 Surrenders for benefit
  payments and fees               (26,606,328)              (1,453,727)              (1,421,162)           (898,651)
 Net annuity transactions               6,502                       --                       --                  --
 Other                                  5,655                       --                       --                  --
                               --------------            -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (34,268,977)              (1,676,707)              (1,795,212)         (1,696,235)
                               --------------            -------------            -------------       -------------
 Net increase (decrease) in
  net assets                      (35,524,930)               2,738,419                3,237,788              24,535
NET ASSETS:
 Beginning of year                108,889,816               20,889,417               17,411,821          14,741,202
                               --------------            -------------            -------------       -------------
 End of year                      $73,364,886              $23,627,836              $20,649,609         $14,765,737
                               ==============            =============            =============       =============

                                       HARTFORD
                                   U.S. GOVERNMENT              HARTFORD            AMERICAN FUNDS
                                      SECURITIES                  VALUE                  BOND
                                       HLS FUND                 HLS FUND               HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (16)(17)        SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $4,086,005                 $(59,989)                $127
 Net realized gain (loss) on
  security transactions                    260,954               (7,927,002)                  41
 Net realized gain on
  distributions                                 --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (843,093)              14,464,250                  342
                                    --------------            -------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,503,866                6,477,259                  510
                                    --------------            -------------            ---------
UNIT TRANSACTIONS:
 Purchases                                 923,006                  315,268                  360
 Net transfers                             987,220               (2,591,059)                 372
 Surrenders for benefit
  payments and fees                    (15,497,571)              (4,038,703)                (125)
 Net annuity transactions                    8,096                  (13,642)                  --
 Other                                          --                       --                   --
                                    --------------            -------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (13,579,249)              (6,328,136)                 607
                                    --------------            -------------            ---------
 Net increase (decrease) in
  net assets                           (10,075,383)                 149,123                1,117
NET ASSETS:
 Beginning of year                     151,419,367               54,986,405                9,799
                                    --------------            -------------            ---------
 End of year                          $141,343,984              $55,135,528              $10,916
                                    ==============            =============            =========

(16) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

(17) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  AMERICAN FUNDS
                                   GLOBAL SMALL       AMERICAN FUNDS
                                  CAPITALIZATION          GROWTH
                                     HLS FUND            HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1)                 $(31)
 Net realized gain (loss) on
  security transactions                  --                    47
 Net realized gain on
  distributions                          --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            13                 1,076
                                       ----               -------
 Net increase (decrease) in
  net assets resulting from
  operations                             12                 1,092
                                       ----               -------
UNIT TRANSACTIONS:
 Purchases                               --                   210
 Net transfers                            1                   (84)
 Surrenders for benefit
  payments and fees                      --                   (68)
 Net annuity transactions                --                    --
 Other                                   --                    --
                                       ----               -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       1                    58
                                       ----               -------
 Net increase (decrease) in
  net assets                             13                 1,150
NET ASSETS:
 Beginning of year                       61                 6,010
                                       ----               -------
 End of year                            $74                $7,160
                                       ====               =======

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 AMERICAN FUNDS         HUNTINGTON VA           HUNTINGTON VA
                                  INTERNATIONAL             INCOME                 DIVIDEND             HUNTINGTON VA
                                    HLS FUND             EQUITY FUND             CAPTURE FUND            GROWTH FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(1)                 $24,411                 $96,037                $(20,947)
 Net realized gain (loss) on
  security transactions                   31                 (130,077)               (188,622)                (86,267)
 Net realized gain on
  distributions                           15                       --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            255                  286,282                 520,363                 228,713
                                     -------             ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             300                  180,616                 427,778                 121,499
                                     -------             ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               150                    8,798                  34,573                  24,999
 Net transfers                           144                  (21,337)               (105,698)               (142,427)
 Surrenders for benefit
  payments and fees                      (45)                (278,328)               (511,237)               (148,494)
 Net annuity transactions                 --                       --                      --                      --
 Other                                    --                       --                      --                      --
                                     -------             ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      249                 (290,867)               (582,362)               (265,922)
                                     -------             ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             549                 (110,251)               (154,584)               (144,423)
NET ASSETS:
 Beginning of year                     4,195                1,943,094               3,536,837               1,749,825
                                     -------             ------------            ------------            ------------
 End of year                          $4,744               $1,832,843              $3,382,253              $1,605,402
                                     =======             ============            ============            ============

                                   HUNTINGTON VA           HUNTINGTON VA          HUNTINGTON VA
                                      MID CORP                  NEW                  ROTATING
                                    AMERICA FUND            ECONOMY FUND           MARKETS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(16,417)               $(29,103)              $(2,895)
 Net realized gain (loss) on
  security transactions                  (29,655)               (174,692)              (24,566)
 Net realized gain on
  distributions                               --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            478,476                 501,612                74,953
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             432,404                 297,817                47,492
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                16,026                  19,922                78,944
 Net transfers                          (104,553)               (137,760)              (26,854)
 Surrenders for benefit
  payments and fees                     (193,337)               (228,354)              (55,539)
 Net annuity transactions                     --                      --                    --
 Other                                        --                      --                    --
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (281,864)               (346,192)               (3,449)
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                             150,540                 (48,375)               44,043
NET ASSETS:
 Beginning of year                     2,191,053               2,297,960               836,694
                                    ------------            ------------            ----------
 End of year                          $2,341,593              $2,249,585              $880,737
                                    ============            ============            ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    HUNTINGTON VA
                                    INTERNATIONAL           HUNTINGTON VA
                                     EQUITY FUND           MACRO 100 FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(3,975)               $(5,215)
 Net realized gain (loss) on
  security transactions                    (2,208)               (65,435)
 Net realized gain on
  distributions                                --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             196,353                177,091
                                     ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              190,170                106,441
                                     ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                 25,351                  2,211
 Net transfers                            183,615                (69,898)
 Surrenders for benefit
  payments and fees                      (219,637)               (82,893)
 Net annuity transactions                      --                     --
 Other                                         --                     --
                                     ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (10,671)              (150,580)
                                     ------------            -----------
 Net increase (decrease) in
  net assets                              179,499                (44,139)
NET ASSETS:
 Beginning of year                      2,375,563                968,483
                                     ------------            -----------
 End of year                           $2,555,062               $924,344
                                     ============            ===========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                HUNTINGTON VA                                     LORD ABBETT             LORD ABBETT
                                   MORTGAGE             HUNTINGTON VA             FUNDAMENTAL          CAPITAL STRUCTURE
                               SECURITIES FUND            SITUS FUND           EQUITY PORTFOLIO            PORTFOLIO
                                 SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (18)         SUB-ACCOUNT (19)
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $10,208                $(45,009)               $(109,890)                $68,828
 Net realized gain (loss)
  on security transactions              7,888                 (52,558)                 (42,801)                (11,433)
 Net realized gain on
  distributions                            --                      --                       --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 31,141               1,126,137                1,654,381                 607,786
                                 ------------            ------------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                      49,237               1,028,570                1,501,690                 665,181
                                 ------------            ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                              3,163                  39,365                   29,950                   7,395
 Net transfers                        122,320                (109,526)                 387,362                (205,247)
 Surrenders for benefit
  payments and fees                  (198,859)               (491,223)              (1,075,636)               (346,274)
 Net annuity transactions                  --                      --                       --                      --
 Other                                     --                      --                       --                      --
                                 ------------            ------------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              (73,376)               (561,384)                (658,324)               (544,126)
                                 ------------            ------------            -------------            ------------
 Net increase (decrease)
  in net assets                       (24,139)                467,186                  843,366                 121,055
NET ASSETS:
 Beginning of year                  1,537,739               4,031,556                9,373,468               5,618,773
                                 ------------            ------------            -------------            ------------
 End of year                       $1,513,600              $4,498,742              $10,216,834              $5,739,828
                                 ============            ============            =============            ============

                                                      LORD ABBETT
                                  LORD ABBETT          GROWTH AND              LORD ABBETT
                                BOND-DEBENTURE           INCOME                  CLASSIC
                                     FUND              PORTFOLIO             STOCK PORTFOLIO
                                  SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT (20)
--------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $2,013,279            $(921,085)               $(68,892)
 Net realized gain (loss)
  on security transactions             162,079           (3,440,016)                 30,257
 Net realized gain on
  distributions                             --                   --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               2,304,447           19,830,289                 796,807
                                 -------------       --------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                    4,479,805           15,469,188                 758,172
                                 -------------       --------------            ------------
UNIT TRANSACTIONS:
 Purchases                             193,663              619,550                  31,633
 Net transfers                       3,168,108           (2,403,071)                309,521
 Surrenders for benefit
  payments and fees                 (3,834,971)          (7,588,237)               (509,779)
 Net annuity transactions                   --               (2,635)                   (353)
 Other                                      --                   --                      --
                                 -------------       --------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              (473,200)          (9,374,393)               (168,978)
                                 -------------       --------------            ------------
 Net increase (decrease)
  in net assets                      4,006,605            6,094,795                 589,194
NET ASSETS:
 Beginning of year                  41,814,140          105,584,189               6,195,347
                                 -------------       --------------            ------------
 End of year                       $45,820,745         $111,678,984              $6,784,541
                                 =============       ==============            ============

(18) Formerly Lord Abbett All Value Portfolio. Change effective May 1, 2010.

(19) Formerly Lord Abbett America's Value Portfolio. Change effective May 1,
     2010.

(20) Formerly Lord Abbett Large Cap Core Fund. Change effective May 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                    MFS(R) CORE          MFS(R) GROWTH
                                   EQUITY SERIES             SERIES
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,303)              $(8,037)
 Net realized gain (loss) on
  security transactions                 (42,268)               (8,241)
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            87,031                84,303
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             43,460                68,025
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                   --                   264
 Net transfers                            1,214                (7,910)
 Surrenders for benefit
  payments and fees                     (84,920)              (34,907)
 Net annuity transactions                    --                    --
 Other                                       --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (83,706)              (42,553)
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            (40,246)               25,472
NET ASSETS:
 Beginning of year                      363,669               522,942
                                     ----------            ----------
 End of year                           $323,423              $548,414
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 MFS(R) INVESTORS
                                      GROWTH           MFS(R) INVESTORS          MFS(R) TOTAL          MFS(R) VALUE
                                   STOCK SERIES          TRUST SERIES            RETURN SERIES            SERIES
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,141)               $(4,213)                 $83,584                $17
 Net realized gain (loss) on
  security transactions                    534                 21,441                  (77,737)                10
 Net realized gain on
  distributions                             --                     --                       --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           30,853                 50,222                  577,342                646
                                    ----------            -----------            -------------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                            28,246                 67,450                  583,189                673
                                    ----------            -----------            -------------            -------
UNIT TRANSACTIONS:
 Purchases                                  --                    400                       --                210
 Net transfers                         (23,525)              (101,748)                  24,096                172
 Surrenders for benefit
  payments and fees                    (20,707)               (98,140)              (1,664,509)               (67)
 Net annuity transactions                   --                     --                   47,014                 --
 Other                                      --                     --                       --                 --
                                    ----------            -----------            -------------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (44,232)              (199,488)              (1,593,399)               315
                                    ----------            -----------            -------------            -------
 Net increase (decrease) in
  net assets                           (15,986)              (132,038)              (1,010,210)               988
NET ASSETS:
 Beginning of year                     299,829                962,645                8,693,324              5,969
                                    ----------            -----------            -------------            -------
 End of year                          $283,843               $830,607               $7,683,114             $6,957
                                    ==========            ===========            =============            =======

                                     INVESCO
                                 VAN KAMPEN V.I.          UIF CORE PLUS           UIF EMERGING
                                    EQUITY AND            FIXED INCOME            MARKETS DEBT
                                   INCOME FUND              PORTFOLIO               PORTFOLIO
                                 SUB-ACCOUNT (21)       SUB-ACCOUNT (22)        SUB-ACCOUNT (23)
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $7                 $351,695                $20,432
 Net realized gain (loss) on
  security transactions                  1,356                  (89,189)                 1,159
 Net realized gain on
  distributions                             --                       --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           15,699                  189,300                 39,091
                                    ----------            -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            17,062                  451,806                 60,682
                                    ----------            -------------            -----------
UNIT TRANSACTIONS:
 Purchases                                  --                    2,424                     --
 Net transfers                             445                  (99,273)               125,895
 Surrenders for benefit
  payments and fees                    (20,121)              (1,756,136)              (257,714)
 Net annuity transactions                   --                        2                     --
 Other                                      --                       --                     --
                                    ----------            -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (19,676)              (1,852,983)              (131,819)
                                    ----------            -------------            -----------
 Net increase (decrease) in
  net assets                            (2,614)              (1,401,177)               (71,137)
NET ASSETS:
 Beginning of year                     189,276                8,918,390                825,911
                                    ----------            -------------            -----------
 End of year                          $186,662               $7,517,213               $754,774
                                    ==========            =============            ===========

(21) Formerly Van Kampen -- UIF Equity and Income Portfolio. Change effective June 1, 2010.

(22) Formerly Van Kampen -- UIF Core Plus Fixed Income Portfolio. Change effective June 1, 2010.

(23) Formerly Van Kampen -- UIF Emerging Markets Debt Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                INVESCO
                                     UIF EMERGING           VAN KAMPEN V.I.
                                    MARKETS EQUITY               HIGH
                                       PORTFOLIO              YIELD FUND
                                   SUB-ACCOUNT (24)        SUB-ACCOUNT (25)
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(269,617)               $69,889
 Net realized gain (loss) on
  security transactions                    (97,451)                  (838)
 Net realized gain on
  distributions                                 --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,726,590                 10,157
                                     -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             4,359,522                 79,208
                                     -------------            -----------
UNIT TRANSACTIONS:
 Purchases                                 138,749                     --
 Net transfers                           1,928,329                (66,858)
 Surrenders for benefit
  payments and fees                     (2,014,210)              (187,884)
 Net annuity transactions                  (12,690)                    --
 Other                                          --                     --
                                     -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         40,178               (254,742)
                                     -------------            -----------
 Net increase (decrease) in
  net assets                             4,399,700               (175,534)
NET ASSETS:
 Beginning of year                      27,376,907                927,928
                                     -------------            -----------
 End of year                           $31,776,607               $752,394
                                     =============            ===========

(24) Formerly Van Kampen -- UIF Emerging Markets Equity Portfolio. Change Effective June 1, 2010.

(25) Formerly Van Kampen -- UIF High Yield Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                INVESCO
                                     UIF MID CAP            VAN KAMPEN V.I.         MORGAN STANLEY --      INVESCO V.I. SELECT
                                       GROWTH                   MID CAP               FOCUS GROWTH              DIMENSIONS
                                      PORTFOLIO               VALUE FUND                PORTFOLIO             BALANCED FUND
                                  SUB-ACCOUNT (26)         SUB-ACCOUNT (27)            SUB-ACCOUNT           SUB-ACCOUNT (28)
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(177,238)                $(80,331)               $(110,076)                $24,827
 Net realized gain (loss) on
  security transactions                    43,560                  (36,931)                  29,644                 (21,277)
 Net realized gain on
  distributions                                --                       --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,288,971                2,375,179                1,879,892                 374,373
                                    -------------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,155,293                2,257,917                1,799,460                 377,923
                                    -------------            -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 57,115                   64,522                      610                   3,000
 Net transfers                            813,493                  256,412                 (192,684)                (48,946)
 Surrenders for benefit
  payments and fees                      (964,666)              (1,126,955)              (1,087,295)               (526,400)
 Net annuity transactions                      --                   (6,875)                  13,651                 (11,091)
 Other                                         --                       --                       --                      --
                                    -------------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (94,058)                (812,896)              (1,265,718)               (583,437)
                                    -------------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets                            3,061,235                1,445,021                  533,742                (205,514)
NET ASSETS:
 Beginning of year                     10,724,623               11,633,476                7,900,405               4,678,748
                                    -------------            -------------            -------------            ------------
 End of year                          $13,785,858              $13,078,497               $8,434,147              $4,473,234
                                    =============            =============            =============            ============

                                 MORGAN STANLEY --       MORGAN STANLEY --
                                      CAPITAL                 MID CAP            MORGAN STANLEY --
                                   OPPORTUNITIES               GROWTH             FLEXIBLE INCOME
                                     PORTFOLIO               PORTFOLIO               PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(33,307)               $(33,440)                $98,209
 Net realized gain (loss) on
  security transactions                   19,558                 172,863                 (62,886)
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            485,918                 536,185                 113,900
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             472,169                 675,608                 149,223
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 3,500                   3,260                      --
 Net transfers                           (37,874)                (94,646)                (30,277)
 Surrenders for benefit
  payments and fees                     (328,789)               (309,144)               (497,080)
 Net annuity transactions                  3,358                   8,163                   7,366
 Other                                        --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (359,805)               (392,367)               (519,991)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             112,364                 283,241                (370,768)
NET ASSETS:
 Beginning of year                     2,247,873               2,402,345               2,223,127
                                    ------------            ------------            ------------
 End of year                          $2,360,237              $2,685,586              $1,852,359
                                    ============            ============            ============

(26) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

(27) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

(28) Formerly Morgan Stanley -- Balanced Portfolio. Change effective June 1,
     2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  INVESCO V.I. SELECT      MORGAN STANLEY --
                                      DIMENSIONS                CAPITAL
                                       DIVIDEND                  GROWTH
                                   GROWTH PORTFOLIO            PORTFOLIO
                                   SUB-ACCOUNT (29)           SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $28,419                $(28,208)
 Net realized gain (loss) on
  security transactions                    (65,660)                130,530
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              813,401                 253,241
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               776,160                 355,563
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                   3,049                     600
 Net transfers                            (293,297)               (136,018)
 Surrenders for benefit
  payments and fees                     (1,543,124)               (337,497)
 Net annuity transactions                  119,518                   7,438
 Other                                          --                      --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,713,854)               (465,477)
                                     -------------            ------------
 Net increase (decrease) in
  net assets                              (937,694)               (109,914)
NET ASSETS:
 Beginning of year                       9,998,612               1,985,852
                                     -------------            ------------
 End of year                            $9,060,918              $1,875,938
                                     =============            ============

(29) Formerly Morgan Stanley -- Dividend Growth Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                               INVESCO V.I. SELECT
                                                       MORGAN STANLEY --           DIMENSIONS
                               MORGAN STANLEY --             GLOBAL             EQUALLY-WEIGHTED           UIF SMALL
                                 MONEY MARKET            INFRASTRUCTURE              S&P 500             COMPANY GROWTH
                                   PORTFOLIO               PORTFOLIO                PORTFOLIO              PORTFOLIO
                                  SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (30)        SUB-ACCOUNT (31)
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(150,728)                $25,743                 $(20,798)              $(8,678)
 Net realized gain (loss)
  on security transactions                  (1)                174,953                  124,176                  (765)
 Net realized gain on
  distributions                             --                 124,557                       --                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                       1                (204,057)               1,546,770               104,839
                                 -------------            ------------            -------------            ----------
 Net increase (decrease)
  in net assets resulting
  from operations                     (150,728)                121,196                1,650,148                95,396
                                 -------------            ------------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                               6,020                      10                   16,553                   400
 Net transfers                       1,913,863                (344,153)                (379,036)               48,906
 Surrenders for benefit
  payments and fees                 (4,109,507)               (407,309)              (1,291,756)              (45,609)
 Net annuity transactions               (8,563)                 89,228                  (62,518)                   --
 Other                                      --                      --                       --                    --
                                 -------------            ------------            -------------            ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (2,198,187)               (662,224)              (1,716,757)                3,697
                                 -------------            ------------            -------------            ----------
 Net increase (decrease)
  in net assets                     (2,348,915)               (541,028)                 (66,609)               99,093
NET ASSETS:
 Beginning of year                  10,656,905               3,209,483                9,538,700               376,418
                                 -------------            ------------            -------------            ----------
 End of year                        $8,307,990              $2,668,455               $9,472,091              $475,511
                                 =============            ============            =============            ==========


                                                       MTB MANAGED
                                 UIF GLOBAL             ALLOCATION             OPPENHEIMER
                                 FRANCHISE           FUND -- MODERATE        SMALL- & MID-CAP
                                 PORTFOLIO              GROWTH II             GROWTH FUND/VA
                              SUB-ACCOUNT (32)         SUB-ACCOUNT           SUB-ACCOUNT (33)
--------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $(8,992)               $(19,599)               $(35,436)
 Net realized gain (loss)
  on security transactions           11,889                  (4,237)                 (7,073)
 Net realized gain on
  distributions                          --                      --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               67,014                 265,512                 632,379
                                 ----------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                    69,911                 241,676                 589,870
                                 ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                            2,989                 144,556                   7,417
 Net transfers                       26,835                (276,644)                701,476
 Surrenders for benefit
  payments and fees                 (46,282)               (188,854)               (145,402)
 Net annuity transactions                --                      --                      --
 Other                                   --                      --                      --
                                 ----------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (16,458)               (320,942)                563,491
                                 ----------            ------------            ------------
 Net increase (decrease)
  in net assets                      53,453                 (79,266)              1,153,361
NET ASSETS:
 Beginning of year                  588,775               3,031,996               2,042,025
                                 ----------            ------------            ------------
 End of year                       $642,228              $2,952,730              $3,195,386
                                 ==========            ============            ============

(30) Formerly Morgan Stanley -- Equally-Weighted S&P 500 Portfolio. Change effective June 1, 2010.

(31) Formerly Van Kampen -- UIF Small Company Growth Portfolio. Change effective June 1, 2010.

(32) Formerly Van Kampen -- UIF Global Franchise Portfolio. Change effective June 1, 2010.

(33) Formerly Oppenheimer MidCap Fund/VA. Change effective May 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                 OPPENHEIMER
                                   CAPITAL                OPPENHEIMER
                                APPRECIATION           GLOBAL SECURITIES
                                   FUND/VA                  FUND/VA
                                 SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(674,617)                $(310,495)
 Net realized gain (loss) on
  security transactions              (863,697)               (3,163,449)
 Net realized gain on
  distributions                            --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       5,029,879                24,510,384
                                -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        3,491,565                21,036,440
                                -------------            --------------
UNIT TRANSACTIONS:
 Purchases                            199,915                   863,889
 Net transfers                       (621,103)               (3,323,149)
 Surrenders for benefit
  payments and fees                (3,669,370)              (11,332,596)
 Net annuity transactions                  --                    (2,599)
 Other                                     --                        --
                                -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (4,090,558)              (13,794,455)
                                -------------            --------------
 Net increase (decrease) in
  net assets                         (598,993)                7,241,985
NET ASSETS:
 Beginning of year                 48,461,503               162,032,604
                                -------------            --------------
 End of year                      $47,862,510              $169,274,589
                                =============            ==============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        OPPENHEIMER
                                    OPPENHEIMER         MAIN STREET          PUTNAM VT               PUTNAM VT
                                    MAIN STREET          SMALL CAP          DIVERSIFIED             GLOBAL ASSET
                                     FUND(R)/VA         FUND(R)/VA          INCOME FUND           ALLOCATION FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(65,310)          $(618,530)         $5,693,443                $256,353
 Net realized gain (loss) on
  security transactions                 (226,039)         (1,744,140)            187,510                  (5,500)
 Net realized gain on
  distributions                               --                  --                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,377,060          13,754,730          (1,023,910)                570,133
                                    ------------       -------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,085,711          11,392,060           4,857,043                 820,986
                                    ------------       -------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                36,781             236,054                  --                  29,766
 Net transfers                          (263,190)         (2,674,842)          4,844,053               1,179,607
 Surrenders for benefit
  payments and fees                     (639,114)         (4,661,500)         (3,652,711)               (505,497)
 Net annuity transactions                     --                  --                (421)                     --
 Other                                        --                  --                  --                      --
                                    ------------       -------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (865,523)         (7,100,288)          1,190,921                 703,876
                                    ------------       -------------       -------------            ------------
 Net increase (decrease) in
  net assets                             220,188           4,291,772           6,047,964               1,524,862
NET ASSETS:
 Beginning of year                     8,458,373          57,246,863          43,044,632               6,046,084
                                    ------------       -------------       -------------            ------------
 End of year                          $8,678,561         $61,538,635         $49,092,596              $7,570,946
                                    ============       =============       =============            ============


                                     PUTNAM VT               PUTNAM VT          PUTNAM VT
                                     GROWTH AND            INTERNATIONAL      INTERNATIONAL
                                    INCOME FUND             VALUE FUND         EQUITY FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (34)      SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(250)               $13,850            $953,865
 Net realized gain (loss) on
  security transactions                 (114,867)               (14,480)         (1,669,305)
 Net realized gain on
  distributions                               --                     --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            649,012                 35,482           4,762,430
                                    ------------            -----------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             533,895                 34,852           4,046,990
                                    ------------            -----------       -------------
UNIT TRANSACTIONS:
 Purchases                                 8,080                  2,449             194,855
 Net transfers                           364,342                (29,365)           (504,326)
 Surrenders for benefit
  payments and fees                     (317,635)               (73,656)         (4,152,401)
 Net annuity transactions                     --                     --                  --
 Other                                        --                     --                  --
                                    ------------            -----------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       54,787               (100,572)         (4,461,872)
                                    ------------            -----------       -------------
 Net increase (decrease) in
  net assets                             588,682                (65,720)           (414,882)
NET ASSETS:
 Beginning of year                     4,145,275                785,159          51,160,897
                                    ------------            -----------       -------------
 End of year                          $4,733,957               $719,439         $50,746,015
                                    ============            ===========       =============

(34) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                PUTNAM VT
                                       PUTNAM VT                MULTI-CAP
                                    INVESTORS FUND             GROWTH FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT (35)(36)
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(62,871)                $(15,013)
 Net realized gain (loss) on
  security transactions                   (297,512)                 (23,336)
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,788,384                  285,647
                                     -------------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,428,001                  247,298
                                     -------------             ------------
UNIT TRANSACTIONS:
 Purchases                                 115,591                    1,738
 Net transfers                            (575,032)                 272,497
 Surrenders for benefit
  payments and fees                     (2,403,107)                (111,858)
 Net annuity transactions                       --                       --
 Other                                          --                       --
                                     -------------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,862,548)                 162,377
                                     -------------             ------------
 Net increase (decrease) in
  net assets                               565,453                  409,675
NET ASSETS:
 Beginning of year                      29,245,066                  704,795
                                     -------------             ------------
 End of year                           $29,810,519               $1,114,470
                                     =============             ============

(35) Funded September 24, 2010.

(36) Effective September 24, 2010 Putnam VT Vista Fund merged with Putnam VT Multi-Cap Growth Fund.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                              PUTNAM VT               PUTNAM VT                                       PUTNAM VT
                              SMALL CAP             GEORGE PUTNAM             PUTNAM VT                 EQUITY
                             VALUE FUND             BALANCED FUND            VOYAGER FUND            INCOME FUND
                             SUB-ACCOUNT           SUB-ACCOUNT (37)          SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                        $(452,849)               $146,625                 $(8,844)                $19,285
 Net realized gain (loss)
  on security transactions     (1,506,343)               (176,127)                 28,737                 131,652
 Net realized gain on
  distributions                        --                      --                      --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                         10,392,103                 373,544                 671,276                 478,917
                            -------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations               8,432,911                 344,042                 691,169                 629,854
                            -------------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                        159,201                  10,694                   6,407                  13,218
 Net transfers                 (1,435,544)               (298,928)                501,040                  51,358
 Surrenders for benefit
  payments and fees            (2,913,896)               (222,895)               (290,076)               (355,445)
 Net annuity transactions              --                      --                    (712)                     --
 Other                                 --                      --                      --                      --
                            -------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions       (4,190,239)               (511,129)                216,659                (290,869)
                            -------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets                 4,242,672                (167,087)                907,828                 338,985
NET ASSETS:
 Beginning of year             37,246,459               3,992,693               3,788,975               5,976,725
                            -------------            ------------            ------------            ------------
 End of year                  $41,489,131              $3,825,606              $4,696,803              $6,315,710
                            =============            ============            ============            ============

                                                          INVESCO
                                  PIONEER             VAN KAMPEN V.I.              INVESCO
                                  FUND VCT              GROWTH AND             VAN KAMPEN V.I.
                                 PORTFOLIO              INCOME FUND             COMSTOCK FUND
                                SUB-ACCOUNT          SUB-ACCOUNT (38)         SUB-ACCOUNT (39)
--------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $(2,775)               $(490,049)               $(745,717)
 Net realized gain (loss)
  on security transactions           (8,365)                (644,263)              (1,990,287)
 Net realized gain on
  distributions                          --                       --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               54,222                4,627,019                9,638,338
                                 ----------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations                    43,082                3,492,707                6,902,334
                                 ----------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               93                  114,707                  213,879
 Net transfers                      (25,592)                (337,478)                (870,353)
 Surrenders for benefit
  payments and fees                 (48,762)              (3,144,443)              (4,672,288)
 Net annuity transactions                --                     (465)                      --
 Other                                   --                       --                       --
                                 ----------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (74,261)              (3,367,679)              (5,328,762)
                                 ----------            -------------            -------------
 Net increase (decrease)
  in net assets                     (31,179)                 125,028                1,573,572
NET ASSETS:
 Beginning of year                  385,438               36,321,876               53,170,517
                                 ----------            -------------            -------------
 End of year                       $354,259              $36,446,904              $54,744,089
                                 ==========            =============            =============

(37) Formerly Putnam VT The George Putnam Fund of Boston. Change effective September 30, 2010.

(38) Formerly Van Kampen LIT Growth and Income Portfolio. Change effective June 1, 2010.

(39) Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     INVESCO             INVESCO
                                 VAN KAMPEN V.I.     VAN KAMPEN V.I.
                                     CAPITAL             MID CAP
                                   GROWTH FUND         GROWTH FUND
                                 SUB-ACCOUNT (40)    SUB-ACCOUNT (41)
----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(4,309)            $(5,548)
 Net realized gain (loss) on
  security transactions                 1,579              11,159
 Net realized gain on
  distributions                            --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          36,963              60,339
                                     --------            --------
 Net increase (decrease) in
  net assets resulting from
  operations                           34,233              65,950
                                     --------            --------
UNIT TRANSACTIONS:
 Purchases                                 --                  --
 Net transfers                         (3,563)             46,152
 Surrenders for benefit
  payments and fees                    (4,680)            (27,777)
 Net annuity transactions                  --                  --
 Other                                     --                  --
                                     --------            --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (8,243)             18,375
                                     --------            --------
 Net increase (decrease) in
  net assets                           25,990              84,325
NET ASSETS:
 Beginning of year                    208,578             237,031
                                     --------            --------
 End of year                         $234,568            $321,356
                                     ========            ========

(40) Formerly Van Kampen LIT Capital Growth Portfolio. Change effective June 1, 2010.

(41) Formerly Van Kampen LIT Mid Cap Growth Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                    WELLS FARGO          WELLS FARGO          WELLS FARGO
                                   INVESCO          ADVANTAGE VT         ADVANTAGE VT         ADVANTAGE VT
                               VAN KAMPEN V.I.      TOTAL RETURN          INTRINSIC          INTERNATIONAL
                               GOVERNMENT FUND       BOND FUND            VALUE FUND          EQUITY FUND
                               SUB-ACCOUNT (42)   SUB-ACCOUNT (43)   SUB-ACCOUNT (44)(45)   SUB-ACCOUNT (46)
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(9,695)             $897                 $(30)              $(10,816)
 Net realized gain (loss) on
  security transactions               2,035               189                 (602)              (866,368)
 Net realized gain on
  distributions                          --             1,952                   --                 57,517
 Net unrealized appreciation
  (depreciation) of
  investments during the year        21,279              (296)               1,035              1,058,884
                                   --------           -------               ------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                         13,619             2,742                  403                239,217
                                   --------           -------               ------             ----------
UNIT TRANSACTIONS:
 Purchases                              400                --                   --                 11,106
 Net transfers                       75,168            41,251                  (38)               210,235
 Surrenders for benefit
  payments and fees                 (85,899)               --                   --               (147,597)
 Net annuity transactions                --                --                   --                     --
 Other                                   --                --                   --                     --
                                   --------           -------               ------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (10,331)           41,251                  (38)                73,744
                                   --------           -------               ------             ----------
 Net increase (decrease) in
  net assets                          3,288            43,993                  365                312,961
NET ASSETS:
 Beginning of year                  466,990                --                3,424              1,645,773
                                   --------           -------               ------             ----------
 End of year                       $470,278           $43,993               $3,789             $1,958,734
                                   ========           =======               ======             ==========

                                  WELLS FARGO         WELLS FARGO         WELLS FARGO
                                  ADVANTAGE VT        ADVANTAGE VT        ADVANTAGE VT
                                     MONEY             SMALL CAP           SMALL CAP
                                  MARKET FUND         GROWTH FUND          VALUE FUND
                                SUB-ACCOUNT (47)    SUB-ACCOUNT (48)    SUB-ACCOUNT (49)
-----------------------------  ----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(296)             $(55,972)          $(120,370)
 Net realized gain (loss) on
  security transactions                  --              (980,354)         (3,765,600)
 Net realized gain on
  distributions                          --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            --             1,746,855           5,285,242
                                    -------            ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (296)              710,529           1,399,272
                                    -------            ----------          ----------
UNIT TRANSACTIONS:
 Purchases                               --                 2,062              17,660
 Net transfers                      (70,048)              153,640            (542,940)
 Surrenders for benefit
  payments and fees                      (2)             (313,193)           (712,722)
 Net annuity transactions                --                    --                  --
 Other                                   --                    --                  --
                                    -------            ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (70,050)             (157,491)         (1,238,002)
                                    -------            ----------          ----------
 Net increase (decrease) in
  net assets                        (70,346)              553,038             161,270
NET ASSETS:
 Beginning of year                   70,346             3,174,925           8,546,206
                                    -------            ----------          ----------
 End of year                           $ --            $3,727,963          $8,707,476
                                    =======            ==========          ==========

(42) Formerly Van Kampen LIT Government Portfolio. Change effective June 1,
     2010.

(43) Funded April 23, 2010.

(44) Funded July 16, 2010.

(45) Effective July 16, 2010 Wells Fargo Advantage VT C&B Large Cap Value Fund merged with Wells Fargo Advantage VT Equity Income Fund.

(46) Formerly Evergreen VA International Equity Fund. Change effective July 16, 2010.

(47) Effective May 1, 2010 Wells Fargo Advantage VT Money Market Fund was liquidated.

(48) Effective July 16, 2010 Evergreen VA Growth Fund merged with Wells Fargo Advantage VT Small Cap Growth Fund.

(49) Effective July 16, 2010 Evergreen VA Special Values Fund merged with newly created Wells Fargo Advantage VT Small Cap Value Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                     BALANCED WEALTH            GLOBAL RESEARCH
                                   STRATEGY PORTFOLIO          GROWTH PORTFOLIO
                                       SUB-ACCOUNT              SUB-ACCOUNT (E)
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(222,040)                   $27,104
 Net realized gain (loss) on
  security transactions                    (830,125)                (1,311,526)
 Net realized gain on
  distributions                                  --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             9,128,069                  1,230,657
                                      -------------              -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              8,075,904                    (53,765)
                                      -------------              -------------
UNIT TRANSACTIONS:
 Purchases                                  147,856                        544
 Net transfers                              711,588                 (1,120,458)
 Surrenders for benefit
  payments and fees                      (3,152,132)                   (39,734)
 Net annuity transactions                      (348)                        --
                                      -------------              -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (2,293,036)                (1,159,648)
                                      -------------              -------------
 Net increase (decrease) in
  net assets                              5,782,868                 (1,213,413)
NET ASSETS:
 Beginning of year                       39,959,437                  1,213,413
                                      -------------              -------------
 End of year                            $45,742,305                       $ --
                                      =============              =============

(e)  This fund liquidated February 13, 2009.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS                          ALLIANCEBERNSTEIN VPS
                                   INTERNATIONAL           SMALL/MID CAP      ALLIANCEBERNSTEIN VPS       INTERNATIONAL
                                  VALUE PORTFOLIO         VALUE PORTFOLIO        VALUE PORTFOLIO        GROWTH PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(411,414)              $(81,049)              $750,689                $89,391
 Net realized gain (loss) on
  security transactions                (2,162,225)              (373,034)              (340,340)               (71,566)
 Net realized gain on
  distributions                                --                497,969                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          28,950,067              4,010,889              8,196,651              1,077,182
                                   --------------          -------------          -------------           ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           26,376,428              4,054,775              8,607,000              1,095,007
                                   --------------          -------------          -------------           ------------
UNIT TRANSACTIONS:
 Purchases                                445,028                 81,885                193,552                 22,110
 Net transfers                         (4,338,266)                33,754                531,993              1,717,233
 Surrenders for benefit
  payments and fees                    (6,532,890)              (652,945)            (3,364,110)              (143,100)
 Net annuity transactions                      --                     --                     --                     --
                                   --------------          -------------          -------------           ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (10,426,128)              (537,306)            (2,638,565)             1,596,243
                                   --------------          -------------          -------------           ------------
 Net increase (decrease) in
  net assets                           15,950,300              3,517,469              5,968,435              2,691,250
NET ASSETS:
 Beginning of year                     85,576,524             10,613,748             44,596,552              2,481,200
                                   --------------          -------------          -------------           ------------
 End of year                         $101,526,824            $14,131,217            $50,564,987             $5,172,450
                                   ==============          =============          =============           ============

                                  AIM V.I.         AMERICAN FUNDS
                                INTERNATIONAL          GLOBAL            AMERICAN FUNDS
                                 GROWTH FUND        GROWTH FUND            GROWTH FUND
                               SUB-ACCOUNT (A)      SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $29               $(8,088)             $(190,401)
 Net realized gain (loss) on
  security transactions                 --               (15,875)              (494,594)
 Net realized gain on
  distributions                         --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          386             1,037,918              5,898,009
                                   -------          ------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           415             1,013,955              5,213,014
                                   -------          ------------          -------------
UNIT TRANSACTIONS:
 Purchases                              --                25,080                174,217
 Net transfers                       3,039               233,644               (489,474)
 Surrenders for benefit
  payments and fees                     --              (204,595)            (1,316,090)
 Net annuity transactions               --                    --                     --
                                   -------          ------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  3,039                54,129             (1,631,347)
                                   -------          ------------          -------------
 Net increase (decrease) in
  net assets                         3,454             1,068,084              3,581,667
NET ASSETS:
 Beginning of year                      --             2,443,542             15,469,171
                                   -------          ------------          -------------
 End of year                        $3,454            $3,511,626            $19,050,838
                                   =======          ============          =============

(a)  Funded as of May 22, 2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------


                                    AMERICAN FUNDS           AMERICAN FUNDS
                                  GROWTH-INCOME FUND       INTERNATIONAL FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(26,162)               $(16,468)
 Net realized gain (loss) on
  security transactions                   (195,335)               (177,028)
 Net realized gain on
  distributions                                 --                  43,269
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,639,223               2,988,038
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,417,726               2,837,811
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  20,133                  17,185
 Net transfers                             (11,649)                (78,265)
 Surrenders for benefit
  payments and fees                       (920,469)               (791,671)
 Net annuity transactions                   (1,631)                 (1,260)
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (913,616)               (854,011)
                                     -------------            ------------
 Net increase (decrease) in
  net assets                             2,504,110               1,983,800
NET ASSETS:
 Beginning of year                      12,449,136               7,477,152
                                     -------------            ------------
 End of year                           $14,953,246              $9,460,952
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS               BB&T                   BB&T
                                    GLOBAL SMALL              MID CAP             CAPITAL MANAGER              BB&T
                                CAPITALIZATION FUND          GROWTH VIF             EQUITY VIF            LARGE CAP VIF
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(27,661)               $(20,345)               $(3,269)                $(9,435)
 Net realized gain (loss) on
  security transactions                 (129,463)               (591,976)              (130,061)               (188,894)
 Net realized gain on
  distributions                               --                      --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            994,070                 932,549                261,072                 570,258
                                    ------------            ------------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             836,946                 320,228                127,742                 371,929
                                    ------------            ------------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                20,301                   1,100                  3,300                   3,083
 Net transfers                           (58,135)               (652,673)               (80,545)               (202,363)
 Surrenders for benefit
  payments and fees                     (242,292)               (101,424)               (46,242)               (158,726)
 Net annuity transactions                 (4,993)                   (600)                    --                      --
                                    ------------            ------------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (285,119)               (753,597)              (123,487)               (358,006)
                                    ------------            ------------            -----------            ------------
 Net increase (decrease) in
  net assets                             551,827                (433,369)                 4,255                  13,923
NET ASSETS:
 Beginning of year                     1,630,828               1,539,416                717,655               2,565,121
                                    ------------            ------------            -----------            ------------
 End of year                          $2,182,655              $1,106,047               $721,910              $2,579,044
                                    ============            ============            ===========            ============

                                   BB&T
                                  SPECIAL                   BB&T                EVERGREEN VA
                               OPPORTUNITIES            TOTAL RETURN        DIVERSIFIED CAPITAL
                                EQUITY VIF                BOND VIF              BUILDER FUND
                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(148,728)               $180,821                 $5,857
 Net realized gain (loss) on
  security transactions             (335,875)                 27,483                  2,115
 Net realized gain on
  distributions                      357,068                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      3,815,126                 277,296                108,636
                               -------------            ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                       3,687,591                 485,600                116,608
                               -------------            ------------             ----------
UNIT TRANSACTIONS:
 Purchases                            55,294                  20,780                     --
 Net transfers                       404,566                 640,724                 (1,650)
 Surrenders for benefit
  payments and fees                 (704,369)               (400,817)               (10,898)
 Net annuity transactions                 --                      --                     --
                               -------------            ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (244,509)                260,687                (12,548)
                               -------------            ------------             ----------
 Net increase (decrease) in
  net assets                       3,443,082                 746,287                104,060
NET ASSETS:
 Beginning of year                 9,328,287               6,553,279                310,249
                               -------------            ------------             ----------
 End of year                     $12,771,369              $7,299,566               $414,309
                               =============            ============             ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             EVERGREEN VA
                                     EVERGREEN VA           INTERNATIONAL
                                     GROWTH FUND             EQUITY FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(46,392)                $28,776
 Net realized gain (loss) on
  security transactions                  (381,555)                (87,357)
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,322,858                 281,167
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              894,911                 222,586
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  2,901                  16,935
 Net transfers                           (327,057)               (172,563)
 Surrenders for benefit
  payments and fees                      (207,648)                (96,314)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (531,804)               (251,942)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              363,107                 (29,356)
NET ASSETS:
 Beginning of year                      2,804,386               1,675,129
                                     ------------            ------------
 End of year                           $3,167,493              $1,645,773
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          EVERGREEN VA           EVERGREEN VA           FIDELITY VIP
                                   EVERGREEN VA             SPECIAL              FUNDAMENTAL            EQUITY-INCOME
                                    OMEGA FUND            VALUES FUND           LARGE CAP FUND            PORTFOLIO
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(818)               $(76,290)                $(392)                $257,474
 Net realized gain (loss) on
  security transactions                 10,227                (314,216)              (25,871)                (947,663)
 Net realized gain on
  distributions                             --                      --                    --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           37,717               2,288,165                62,820               13,379,827
                                    ----------            ------------            ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            47,126               1,897,659                36,557               12,689,638
                                    ----------            ------------            ----------            -------------
UNIT TRANSACTIONS:
 Purchases                                  --                  45,931                    --                  331,832
 Net transfers                         112,778                 (41,666)               55,779                 (775,507)
 Surrenders for benefit
  payments and fees                     (8,592)               (508,111)              (11,032)              (3,515,415)
 Net annuity transactions                   --                      --                    --                       --
                                    ----------            ------------            ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    104,186                (503,846)               44,747               (3,959,090)
                                    ----------            ------------            ----------            -------------
 Net increase (decrease) in
  net assets                           151,312               1,393,813                81,304                8,730,548
NET ASSETS:
 Beginning of year                      88,021               7,152,393               123,723               47,167,218
                                    ----------            ------------            ----------            -------------
 End of year                          $239,333              $8,546,206              $205,027              $55,897,766
                                    ==========            ============            ==========            =============

                               FIDELITY VIP         FIDELITY VIP        FIDELITY VIP
                                  GROWTH           CONTRAFUND(R)           MID CAP
                                 PORTFOLIO           PORTFOLIO            PORTFOLIO
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(197,452)           $(747,850)          $(691,336)
 Net realized gain (loss) on
  security transactions             (416,480)         (14,059,650)         (2,192,463)
 Net realized gain on
  distributions                       13,789               73,205             338,545
 Net unrealized appreciation
  (depreciation) of
  investments during the year      4,249,441           91,226,614          23,199,533
                               -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       3,649,298           76,492,319          20,654,279
                               -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                            80,885            1,479,485             516,481
 Net transfers                       342,344           (8,412,038)         (1,044,337)
 Surrenders for benefit
  payments and fees                 (864,582)         (17,400,220)         (4,165,931)
 Net annuity transactions                 --                 (808)               (732)
                               -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (441,353)         (24,333,581)         (4,694,519)
                               -------------       --------------       -------------
 Net increase (decrease) in
  net assets                       3,207,945           52,158,738          15,959,760
NET ASSETS:
 Beginning of year                14,600,550          247,083,367          58,451,556
                               -------------       --------------       -------------
 End of year                     $17,808,495         $299,242,105         $74,411,316
                               =============       ==============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                            FIDELITY VIP
                                     FIDELITY VIP         DYNAMIC CAPITAL
                                   VALUE STRATEGIES         APPRECIATION
                                      PORTFOLIO              PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(49,343)              $(4,723)
 Net realized gain (loss) on
  security transactions                  (165,086)               (2,013)
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,222,949               108,760
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,008,520               102,024
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                 41,473                   900
 Net transfers                          1,264,377               108,710
 Surrenders for benefit
  payments and fees                      (279,522)               (7,302)
 Net annuity transactions                      --                    --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,026,328               102,308
                                     ------------            ----------
 Net increase (decrease) in
  net assets                            3,034,848               204,332
NET ASSETS:
 Beginning of year                      3,427,118               230,653
                                     ------------            ----------
 End of year                           $6,461,966              $434,985
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           FRANKLIN              FRANKLIN              FRANKLIN
                                    FRANKLIN            SMALL-MID CAP           SMALL CAP             STRATEGIC
                                     INCOME                 GROWTH                VALUE                 INCOME
                                 SECURITIES FUND       SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                 SUB-ACCOUNT (B)         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(35)               $(41,264)               $(1)                $451,735
 Net realized gain (loss) on
  security transactions                    --                   2,154                 (1)                (170,630)
 Net realized gain on
  distributions                            --                      --                 15                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,000                 877,033                183                1,268,285
                                    ---------            ------------            -------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              965                 837,923                196                1,549,390
                                    ---------            ------------            -------             ------------
UNIT TRANSACTIONS:
 Purchases                                 --                   1,860                 --                  147,552
 Net transfers                         14,767                 130,277              1,488                   44,358
 Surrenders for benefit
  payments and fees                        --                (187,840)                (1)                (775,925)
 Net annuity transactions                  --                      --                 --                   28,698
                                    ---------            ------------            -------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    14,767                 (55,703)             1,487                 (555,317)
                                    ---------            ------------            -------             ------------
 Net increase (decrease) in
  net assets                           15,732                 782,220              1,683                  994,073
NET ASSETS:
 Beginning of year                         --               2,018,031                 51                7,279,697
                                    ---------            ------------            -------             ------------
 End of year                          $15,732              $2,800,251             $1,734               $8,273,770
                                    =========            ============            =======             ============

                                                             TEMPLETON
                                                             DEVELOPING              TEMPLETON
                                   MUTUAL SHARES              MARKETS                  GROWTH
                                  SECURITIES FUND         SECURITIES FUND         SECURITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $8,868                 $39,795                 $24,722
 Net realized gain (loss) on
  security transactions                 (256,189)                 (7,181)                (10,724)
 Net realized gain on
  distributions                               --                   5,547                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,725,505                 683,125                 459,402
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,478,184                 721,286                 473,400
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                88,681                  22,245                  21,876
 Net transfers                          (530,324)                 46,426                 (23,283)
 Surrenders for benefit
  payments and fees                     (532,578)               (208,559)                (97,072)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (974,221)               (139,888)                (98,479)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             503,963                 581,398                 374,921
NET ASSETS:
 Beginning of year                     7,185,428               1,130,790               1,704,438
                                    ------------            ------------            ------------
 End of year                          $7,689,391              $1,712,188              $2,079,359
                                    ============            ============            ============

(b) Funded as of August 7, 2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     TEMPLETON         HARTFORD
                                    GLOBAL BOND        ADVISERS
                                  SECURITIES FUND      HLS FUND
                                  SUB-ACCOUNT (C)     SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $277             $150,940
 Net realized gain (loss) on
  security transactions                     1             (178,983)
 Net realized gain on
  distributions                            --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              55            5,221,457
                                      -------        -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              333            5,193,414
                                      -------        -------------
UNIT TRANSACTIONS:
 Purchases                                 --              145,075
 Net transfers                             --              239,317
 Surrenders for benefit
  payments and fees                       (27)          (1,297,140)
 Net annuity transactions                  --                   --
                                      -------        -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (27)            (912,748)
                                      -------        -------------
 Net increase (decrease) in
  net assets                              306            4,280,666
NET ASSETS:
 Beginning of year                      1,969           18,276,563
                                      -------        -------------
 End of year                           $2,275          $22,557,229
                                      =======        =============

(c)  Formerly Templeton Global Income Securites Fund. Change effective May 1,
     2009.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD            HARTFORD             HARTFORD                 HARTFORD
                                   TOTAL               CAPITAL             DIVIDEND               FUNDAMENTAL
                                RETURN BOND         APPRECIATION          AND GROWTH                 GROWTH
                                  HLS FUND            HLS FUND             HLS FUND                 HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $8,658,710            $(31,173)          $1,838,934                $(13,085)
 Net realized gain (loss) on
  security transactions               233,178              58,675           (3,876,016)                (85,338)
 Net realized gain on
  distributions                            --                  --                   --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      34,707,234           8,066,813           49,486,964                 650,810
                               --------------       -------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       43,599,122           8,094,315           47,449,882                 552,387
                               --------------       -------------       --------------            ------------
UNIT TRANSACTIONS:
 Purchases                          1,557,241             333,009            1,452,036                  18,466
 Net transfers                     14,050,983          24,739,632             (381,229)                231,412
 Surrenders for benefit
  payments and fees               (27,100,878)         (1,412,883)         (14,650,729)                (87,317)
 Net annuity transactions              (6,369)                 --                  (76)                     --
                               --------------       -------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (11,499,023)         23,659,758          (13,579,998)                162,561
                               --------------       -------------       --------------            ------------
 Net increase (decrease) in
  net assets                       32,100,099          31,754,073           33,869,884                 714,948
NET ASSETS:
 Beginning of year                345,954,780           4,135,328          218,210,907               1,391,674
                               --------------       -------------       --------------            ------------
 End of year                     $378,054,879         $35,889,401         $252,080,791              $2,106,622
                               ==============       =============       ==============            ============

                                      HARTFORD
                                       GLOBAL                HARTFORD               HARTFORD
                                      ADVISERS            GLOBAL EQUITY          GLOBAL GROWTH
                                      HLS FUND               HLS FUND               HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(69,818)               $2,118                $(35,401)
 Net realized gain (loss) on
  security transactions                 (119,813)                5,573                (440,107)
 Net realized gain on
  distributions                               --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,034,267                84,179               1,865,399
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             844,636                91,870               1,389,891
                                    ------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                15,329                11,500                  24,899
 Net transfers                           355,679               512,914                  56,468
 Surrenders for benefit
  payments and fees                     (284,557)              (15,924)               (275,949)
 Net annuity transactions                     --                    --                      --
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       86,451               508,490                (194,582)
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets                             931,087               600,360               1,195,309
NET ASSETS:
 Beginning of year                     4,161,886                61,758               4,527,846
                                    ------------            ----------            ------------
 End of year                          $5,092,973              $662,118              $5,723,155
                                    ============            ==========            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                   HARTFORD
                                 DISCIPLINED                HARTFORD
                                    EQUITY                   GROWTH
                                   HLS FUND                 HLS FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $17,094                $(86,122)
 Net realized gain (loss) on
  security transactions             (9,746,610)               (465,498)
 Net realized gain on
  distributions                             --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       41,018,311               2,836,833
                                --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                        31,288,795               2,285,213
                                --------------            ------------
UNIT TRANSACTIONS:
 Purchases                             541,781                  50,880
 Net transfers                      (4,467,820)               (559,176)
 Surrenders for benefit
  payments and fees                (11,264,151)               (393,524)
 Net annuity transactions                   --                      --
                                --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (15,190,190)               (901,820)
                                --------------            ------------
 Net increase (decrease) in
  net assets                        16,098,605               1,383,393
NET ASSETS:
 Beginning of year                 145,127,713               7,628,688
                                --------------            ------------
 End of year                      $161,226,318              $9,012,081
                                ==============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                                                        HARTFORD
                                       GROWTH             HARTFORD                 HARTFORD         INTERNATIONAL
                                    OPPORTUNITIES        HIGH YIELD                 INDEX              GROWTH
                                      HLS FUND            HLS FUND                 HLS FUND           HLS FUND
                                   SUB-ACCOUNT (D)       SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(340,878)         $2,678,855                 $40,264             $41,913
 Net realized gain (loss) on
  security transactions                (3,428,190)            558,215                (236,750)         (2,542,853)
 Net realized gain on
  distributions                                --                  --                   3,156                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          12,125,751           8,858,817               1,601,592           6,384,478
                                    -------------       -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            8,356,683          12,095,887               1,408,262           3,883,538
                                    -------------       -------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                288,149             132,708                 138,171             154,367
 Net transfers                         (2,113,547)         10,371,175                 432,888          (1,601,750)
 Surrenders for benefit
  payments and fees                    (2,211,304)         (2,689,704)               (375,009)           (901,164)
 Net annuity transactions                      --              (3,159)                     --                  --
                                    -------------       -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (4,036,702)          7,811,020                 196,050          (2,348,547)
                                    -------------       -------------            ------------       -------------
 Net increase (decrease) in
  net assets                            4,319,981          19,906,907               1,604,312           1,534,991
NET ASSETS:
 Beginning of year                     34,107,704          20,133,967               5,499,234          16,831,881
                                    -------------       -------------            ------------       -------------
 End of year                          $38,427,685         $40,040,874              $7,103,546         $18,366,872
                                    =============       =============            ============       =============

                                      HARTFORD            HARTFORD                 HARTFORD
                                    INTERNATIONAL       INTERNATIONAL               MIDCAP
                                    SMALL COMPANY       OPPORTUNITIES               GROWTH
                                      HLS FUND            HLS FUND                 HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $41,712            $220,383                $(21,388)
 Net realized gain (loss) on
  security transactions                (1,052,274)         (1,912,450)                     (3)
 Net realized gain on
  distributions                                --                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,409,836          14,623,382                 981,949
                                    -------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,399,274          12,931,315                 960,558
                                    -------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                113,228             295,569                  60,449
 Net transfers                          1,469,298          (1,911,232)              4,908,664
 Surrenders for benefit
  payments and fees                      (565,948)         (3,395,553)               (304,490)
 Net annuity transactions                      --                  --                      --
                                    -------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,016,578          (5,011,216)              4,664,623
                                    -------------       -------------            ------------
 Net increase (decrease) in
  net assets                            3,415,852           7,920,099               5,625,181
NET ASSETS:
 Beginning of year                      7,936,358          45,209,626                 534,332
                                    -------------       -------------            ------------
 End of year                          $11,352,210         $53,129,725              $6,159,513
                                    =============       =============            ============

(d) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                   HARTFORD                 HARTFORD
                                 MONEY MARKET            SMALLCAP VALUE
                                   HLS FUND                 HLS FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(2,073,656)                $(4,894)
 Net realized gain (loss) on
  security transactions                     --                  23,294
 Net realized gain on
  distributions                             --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               --                 289,247
                                --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                        (2,073,656)                307,647
                                --------------            ------------
UNIT TRANSACTIONS:
 Purchases                           1,276,429                   4,021
 Net transfers                     (37,285,346)                486,937
 Surrenders for benefit
  payments and fees                (29,093,370)                (73,908)
 Net annuity transactions              (16,962)                     --
                                --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (65,119,249)                417,050
                                --------------            ------------
 Net increase (decrease) in
  net assets                       (67,192,905)                724,697
NET ASSETS:
 Beginning of year                 176,082,721                 714,158
                                --------------            ------------
 End of year                      $108,889,816              $1,438,855
                                ==============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                             HARTFORD
                                      HARTFORD                 HARTFORD            HARTFORD              U.S. GOVERNMENT
                                    SMALL COMPANY           SMALLCAP GROWTH          STOCK                  SECURITIES
                                      HLS FUND                 HLS FUND            HLS FUND                  HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(260,431)               $(191,959)             $4,291               $(2,218,212)
 Net realized gain (loss) on
  security transactions                   (65,500)                (892,850)           (622,048)               (1,040,377)
 Net realized gain on
  distributions                                --                       --                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           4,966,884                4,927,470           4,889,611                 5,779,629
                                    -------------            -------------       -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            4,640,953                3,842,661           4,271,854                 2,521,040
                                    -------------            -------------       -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 93,059                  187,575              65,541                   597,083
 Net transfers                            160,378                1,929,752            (459,543)                3,856,284
 Surrenders for benefit
  payments and fees                      (943,446)                (942,501)           (735,338)              (11,837,742)
 Net annuity transactions                      --                       --                  --                        --
                                    -------------            -------------       -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (690,009)               1,174,826          (1,129,340)               (7,384,375)
                                    -------------            -------------       -------------            --------------
 Net increase (decrease) in
  net assets                            3,950,944                5,017,487           3,142,514                (4,863,335)
NET ASSETS:
 Beginning of year                     16,938,473               12,394,334          11,598,688               156,282,702
                                    -------------            -------------       -------------            --------------
 End of year                          $20,889,417              $17,411,821         $14,741,202              $151,419,367
                                    =============            =============       =============            ==============

                                                     HARTFORD            HARTFORD
                                 HARTFORD              VALUE              EQUITY
                                   VALUE           OPPORTUNITIES          INCOME
                                 HLS FUND            HLS FUND            HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $107,203            $(52,085)           $145,208
 Net realized gain (loss) on
  security transactions             (377,881)         (1,711,502)             21,881
 Net realized gain on
  distributions                           --                  --              55,548
 Net unrealized appreciation
  (depreciation) of
  investments during the year      6,274,623           5,814,423           1,340,960
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       6,003,945           4,050,836           1,563,597
                               -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                           141,846              78,455              47,924
 Net transfers                      (212,146)         (1,054,807)          1,236,433
 Surrenders for benefit
  payments and fees               (2,062,033)           (639,211)           (563,865)
 Net annuity transactions                 --                  --              (1,331)
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (2,132,333)         (1,615,563)            719,161
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets                       3,871,612           2,435,273           2,282,758
NET ASSETS:
 Beginning of year                27,321,664          10,539,856           8,535,242
                               -------------       -------------       -------------
 End of year                     $31,193,276         $12,975,129         $10,818,000
                               =============       =============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                       AMERICAN FUNDS
                                  AMERICAN FUNDS        GLOBAL SMALL
                                       BOND            CAPITALIZATION
                                     HLS FUND             HLS FUND
                                  SUB-ACCOUNT (A)       SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $74               $ --
 Net realized gain (loss) on
  security transactions                    --                 --
 Net realized gain on
  distributions                            --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             238                 24
                                      -------               ----
 Net increase (decrease) in
  net assets resulting from
  operations                              312                 24
                                      -------               ----
UNIT TRANSACTIONS:
 Purchases                                 --                 --
 Net transfers                          9,487                 --
 Surrenders for benefit
  payments and fees                        --                 (2)
 Net annuity transactions                  --                 --
                                      -------               ----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     9,487                 (2)
                                      -------               ----
 Net increase (decrease) in
  net assets                            9,799                 22
NET ASSETS:
 Beginning of year                         --                 39
                                      -------               ----
 End of year                           $9,799                $61
                                      =======               ====

(a)  Funded as of May 22, 2009.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 AMERICAN FUNDS       AMERICAN FUNDS         HUNTINGTON VA           HUNTINGTON VA
                                     GROWTH            INTERNATIONAL             INCOME                 DIVIDEND
                                    HLS FUND             HLS FUND             EQUITY FUND             CAPTURE FUND
                                 SUB-ACCOUNT (A)      SUB-ACCOUNT (A)         SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(4)                 $13                 $(24,398)               $(49,041)
 Net realized gain (loss) on
  security transactions                   --                   --                  (56,178)               (127,016)
 Net realized gain on
  distributions                           31                   20                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            709                  466                  401,394                 838,209
                                     -------              -------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             736                  499                  320,818                 662,152
                                     -------              -------             ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                --                   --                    3,706                  20,452
 Net transfers                         5,274                3,696                   (2,943)               (186,681)
 Surrenders for benefit
  payments and fees                       --                   --                 (144,703)               (218,789)
 Net annuity transactions                 --                   --                       --                      --
                                     -------              -------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    5,274                3,696                 (143,940)               (385,018)
                                     -------              -------             ------------            ------------
 Net increase (decrease) in
  net assets                           6,010                4,195                  176,878                 277,134
NET ASSETS:
 Beginning of year                        --                   --                1,766,216               3,259,703
                                     -------              -------             ------------            ------------
 End of year                          $6,010               $4,195               $1,943,094              $3,536,837
                                     =======              =======             ============            ============

                                                           HUNTINGTON VA           HUNTINGTON VA
                                   HUNTINGTON VA              MID CORP                  NEW
                                    GROWTH FUND             AMERICA FUND            ECONOMY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(22,287)               $(28,459)               $(29,028)
 Net realized gain (loss) on
  security transactions                  (11,424)                (81,785)                (80,810)
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            255,947                 680,053                 706,713
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             222,236                 569,809                 596,875
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 3,719                  15,846                  15,694
 Net transfers                            75,910                (192,148)                (87,389)
 Surrenders for benefit
  payments and fees                      (93,334)               (140,343)               (126,272)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (13,705)               (316,645)               (197,967)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             208,531                 253,164                 398,908
NET ASSETS:
 Beginning of year                     1,541,294               1,937,889               1,899,052
                                    ------------            ------------            ------------
 End of year                          $1,749,825              $2,191,053              $2,297,960
                                    ============            ============            ============

(a)  Funded as of May 22, 2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                  HUNTINGTON VA        HUNTINGTON VA
                                     ROTATING          INTERNATIONAL
                                   MARKETS FUND         EQUITY FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(10,645)             $(27,765)
 Net realized gain (loss) on
  security transactions               (57,512)              (55,158)
 Net realized gain on
  distributions                            --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         263,196               640,629
                                     --------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                          195,039               557,706
                                     --------            ----------
UNIT TRANSACTIONS:
 Purchases                              5,242                21,253
 Net transfers                         (9,050)               80,916
 Surrenders for benefit
  payments and fees                   (52,733)             (147,372)
 Net annuity transactions                  --                    --
                                     --------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (56,541)              (45,203)
                                     --------            ----------
 Net increase (decrease) in
  net assets                          138,498               512,503
NET ASSETS:
 Beginning of year                    698,196             1,863,060
                                     --------            ----------
 End of year                         $836,694            $2,375,563
                                     ========            ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                    HUNTINGTON VA                            LORD ABBETT
                                 HUNTINGTON VA         MORTGAGE         HUNTINGTON VA         ALL VALUE
                                MACRO 100 FUND     SECURITIES FUND        SITUS FUND          PORTFOLIO
                                  SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(12,765)           $(22,772)           $(53,172)          $(109,849)
 Net realized gain (loss) on
  security transactions             (135,034)             (4,633)           (149,114)             18,487
 Net realized gain on
  distributions                           --                  --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        308,730              80,123           1,163,976           1,989,323
                                    --------          ----------          ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                         160,931              52,718             961,690           1,897,961
                                    --------          ----------          ----------          ----------
UNIT TRANSACTIONS:
 Purchases                             1,485               4,529              31,065              41,390
 Net transfers                       (68,922)             33,890             (77,154)             36,102
 Surrenders for benefit
  payments and fees                 (103,904)            (76,150)           (235,146)           (788,901)
 Net annuity transactions                 --                  --                  --                  --
                                    --------          ----------          ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (171,341)            (37,731)           (281,235)           (711,409)
                                    --------          ----------          ----------          ----------
 Net increase (decrease) in
  net assets                         (10,410)             14,987             680,455           1,186,552
NET ASSETS:
 Beginning of year                   978,893           1,522,752           3,351,101           8,186,916
                                    --------          ----------          ----------          ----------
 End of year                        $968,483          $1,537,739          $4,031,556          $9,373,468
                                    ========          ==========          ==========          ==========

                                                                        LORD ABBETT
                                  LORD ABBETT          LORD ABBETT       GROWTH AND
                                AMERICA'S VALUE      BOND-DEBENTURE        INCOME
                                   PORTFOLIO              FUND           PORTFOLIO
                                  SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $93,455           $1,890,395         $(397,742)
 Net realized gain (loss) on
  security transactions                (5,964)             171,716        (3,526,760)
 Net realized gain on
  distributions                            --                   --                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         977,579            7,777,525        19,453,251
                                   ----------          -----------      ------------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,065,070            9,839,636        15,528,749
                                   ----------          -----------      ------------
UNIT TRANSACTIONS:
 Purchases                             11,962              209,596           708,497
 Net transfers                        265,008            5,128,156        (1,956,600)
 Surrenders for benefit
  payments and fees                  (510,111)          (2,869,299)       (6,331,023)
 Net annuity transactions                  --                   --            (1,595)
                                   ----------          -----------      ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (233,141)           2,468,453        (7,580,721)
                                   ----------          -----------      ------------
 Net increase (decrease) in
  net assets                          831,929           12,308,089         7,948,028
NET ASSETS:
 Beginning of year                  4,786,844           29,506,051        97,636,161
                                   ----------          -----------      ------------
 End of year                       $5,618,773          $41,814,140      $105,584,189
                                   ==========          ===========      ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     LORD ABBETT
                                    LARGE-CAP CORE          MFS(R) CORE
                                      PORTFOLIO            EQUITY SERIES
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(33,515)                 $294
 Net realized gain (loss) on
  security transactions                    59,351                (5,353)
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,177,719                91,251
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,203,555                86,192
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                 18,132                    --
 Net transfers                          1,214,307                13,685
 Surrenders for benefit
  payments and fees                      (488,466)              (12,902)
 Net annuity transactions                    (353)                   --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       743,620                   783
                                     ------------            ----------
 Net increase (decrease) in
  net assets                            1,947,175                86,975
NET ASSETS:
 Beginning of year                      4,248,172               276,694
                                     ------------            ----------
 End of year                           $6,195,347              $363,669
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       MFS(R) INVESTORS
                                  MFS(R) GROWTH             GROWTH           MFS(R) INVESTORS         MFS(R) TOTAL
                                      SERIES             STOCK SERIES          TRUST SERIES          RETURN SERIES
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(6,063)              $(2,251)                $(726)               $157,608
 Net realized gain (loss) on
  security transactions                 (2,782)               (9,215)               (9,001)               (114,324)
 Net realized gain on
  distributions                             --                    --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          148,968               100,630               208,468               1,145,269
                                    ----------            ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           140,123                89,164               198,741               1,188,553
                                    ----------            ----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                 264                    --                    --                  86,805
 Net transfers                          12,521               (25,571)               67,762                (213,122)
 Surrenders for benefit
  payments and fees                    (32,587)               (6,278)              (35,902)               (537,499)
 Net annuity transactions                   --                    --                    --                  (1,842)
                                    ----------            ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (19,802)              (31,849)               31,860                (665,658)
                                    ----------            ----------            ----------            ------------
 Net increase (decrease) in
  net assets                           120,321                57,315               230,601                 522,895
NET ASSETS:
 Beginning of year                     402,621               242,514               732,044               8,170,429
                                    ----------            ----------            ----------            ------------
 End of year                          $522,942              $299,829              $962,645              $8,693,324
                                    ==========            ==========            ==========            ============

                                                       VAN KAMPEN --           VAN KAMPEN --
                                                       UIF EQUITY AND          UIF CORE PLUS
                                  MFS(R) VALUE             INCOME              FIXED INCOME
                                     SERIES              PORTFOLIO               PORTFOLIO
                                 SUB-ACCOUNT (A)        SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(22)                $1,003                 $610,215
 Net realized gain (loss) on
  security transactions                    1                   (591)                 (34,515)
 Net realized gain on
  distributions                           --                     --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            598                 23,928                   97,258
                                     -------             ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             577                 24,340                  672,958
                                     -------             ----------            -------------
UNIT TRANSACTIONS:
 Purchases                                --                     --                   77,632
 Net transfers                         5,392                 46,894                  495,690
 Surrenders for benefit
  payments and fees                       --                 (1,154)              (1,084,673)
 Net annuity transactions                 --                     --                       --
                                     -------             ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    5,392                 45,740                 (511,351)
                                     -------             ----------            -------------
 Net increase (decrease) in
  net assets                           5,969                 70,080                  161,607
NET ASSETS:
 Beginning of year                        --                119,196                8,756,783
                                     -------             ----------            -------------
 End of year                          $5,969               $189,276               $8,918,390
                                     =======             ==========            =============

(a)  Funded as of May 22, 2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                   VAN KAMPEN --           VAN KAMPEN --
                                    UIF EMERGING           UIF EMERGING
                                    MARKETS DEBT          MARKETS EQUITY
                                     PORTFOLIO               PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $46,936                $(300,523)
 Net realized gain (loss) on
  security transactions                 (22,076)                (994,948)
 Net realized gain on
  distributions                              --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           156,095               11,059,208
                                     ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            180,955                9,763,737
                                     ----------            -------------
UNIT TRANSACTIONS:
 Purchases                                  500                  210,917
 Net transfers                            3,599                4,085,528
 Surrenders for benefit
  payments and fees                     (88,912)              (1,182,225)
 Net annuity transactions                    --                  (10,769)
                                     ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (84,813)               3,103,451
                                     ----------            -------------
 Net increase (decrease) in
  net assets                             96,142               12,867,188
NET ASSETS:
 Beginning of year                      729,769               14,509,719
                                     ----------            -------------
 End of year                           $825,911              $27,376,907
                                     ==========            =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       VAN KAMPEN --            VAN KAMPEN --
                               VAN KAMPEN --            UIF MID CAP               UIF U.S.            MORGAN STANLEY --
                               UIF HIGH YIELD             GROWTH                MID CAP VALUE            FOCUS GROWTH
                                 PORTFOLIO               PORTFOLIO                PORTFOLIO               PORTFOLIO
                                SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $57,452                $(125,872)                $(35,409)               $(88,253)
 Net realized gain (loss)
  on security transactions          (70,313)                (391,612)                (315,254)               (288,289)
 Net realized gain on
  distributions                          --                       --                       --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              284,156                4,124,665                3,503,874               3,773,153
                                 ----------            -------------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                   271,295                3,607,181                3,153,211               3,396,611
                                 ----------            -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                              500                   69,939                   54,567                   3,227
 Net transfers                       10,937                  580,648                  150,178                (195,295)
 Surrenders for benefit
  payments and fees                 (90,296)                (578,468)                (748,322)               (721,496)
 Net annuity transactions                --                       --                   14,786                  13,044
                                 ----------            -------------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (78,859)                  72,119                 (528,791)               (900,520)
                                 ----------            -------------            -------------            ------------
 Net increase (decrease)
  in net assets                     192,436                3,679,300                2,624,420               2,496,091
NET ASSETS:
 Beginning of year                  735,492                7,045,323                9,009,056               5,404,314
                                 ----------            -------------            -------------            ------------
 End of year                       $927,928              $10,724,623              $11,633,476              $7,900,405
                                 ==========            =============            =============            ============

                                                      MORGAN STANLEY --       MORGAN STANLEY --
                              MORGAN STANLEY --            CAPITAL                 MID CAP
                                   BALANCED             OPPORTUNITIES               GROWTH
                                  PORTFOLIO               PORTFOLIO               PORTFOLIO
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $68,456                $(30,519)               $(30,487)
 Net realized gain (loss)
  on security transactions           (363,704)               (278,658)                 32,161
 Net realized gain on
  distributions                            --                      --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                972,782               1,319,531                 953,536
                                 ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     677,534               1,010,354                 955,210
                                 ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              1,500                      60                   3,223
 Net transfers                       (367,266)               (205,915)                (70,933)
 Surrenders for benefit
  payments and fees                  (594,991)               (302,383)               (271,836)
 Net annuity transactions             (10,320)                 (1,872)                 (1,856)
                                 ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (971,077)               (510,110)               (341,402)
                                 ------------            ------------            ------------
 Net increase (decrease)
  in net assets                      (293,543)                500,244                 613,808
NET ASSETS:
 Beginning of year                  4,972,291               1,747,629               1,788,537
                                 ------------            ------------            ------------
 End of year                       $4,678,748              $2,247,873              $2,402,345
                                 ============            ============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                           MORGAN STANLEY --
                                  MORGAN STANLEY --            DIVIDEND
                                   FLEXIBLE INCOME              GROWTH
                                      PORTFOLIO                PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $112,340                  $48,883
 Net realized gain (loss) on
  security transactions                  (229,033)                (483,588)
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             457,274                2,273,371
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              340,581                1,838,666
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  2,520                    3,446
 Net transfers                           (105,329)                (530,329)
 Surrenders for benefit
  payments and fees                      (248,329)              (1,377,061)
 Net annuity transactions                      --                   62,473
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (351,138)              (1,841,471)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                              (10,557)                  (2,805)
NET ASSETS:
 Beginning of year                      2,233,684               10,001,417
                                     ------------            -------------
 End of year                           $2,223,127               $9,998,612
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       MORGAN STANLEY --                                MORGAN STANLEY --
                               MORGAN STANLEY --            CAPITAL             MORGAN STANLEY --             GLOBAL
                                 GLOBAL EQUITY               GROWTH               MONEY MARKET            INFRASTRUCTURE
                                   PORTFOLIO               PORTFOLIO                PORTFOLIO               PORTFOLIO
                                SUB-ACCOUNT (F)           SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                               $19,174                $(24,927)               $(227,264)                $57,974
 Net realized gain (loss)
  on security transactions          (1,055,185)                (88,721)                      --                  64,885
 Net realized gain on
  distributions                        113,767                      --                       --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 740,516                 900,177                       --                 320,868
                                 -------------            ------------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     (181,728)                786,529                 (227,264)                443,727
                                 -------------            ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  60                      --                  108,008                      --
 Net transfers                      (3,060,235)                (73,927)               1,120,617                (185,750)
 Surrenders for benefit
  payments and fees                    (49,593)               (165,448)              (6,261,497)               (345,757)
 Net annuity transactions              (36,916)                  2,366                   67,082                  (2,753)
                                 -------------            ------------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (3,146,684)               (237,009)              (4,965,790)               (534,260)
                                 -------------            ------------            -------------            ------------
 Net increase (decrease)
  in net assets                     (3,328,412)                549,520               (5,193,054)                (90,533)
NET ASSETS:
 Beginning of year                   3,328,412               1,436,332               15,849,959               3,300,016
                                 -------------            ------------            -------------            ------------
 End of year                              $ --              $1,985,852              $10,656,905              $3,209,483
                                 =============            ============            =============            ============

                               MORGAN STANLEY --        VAN KAMPEN --         VAN KAMPEN --
                               EQUALLY-WEIGHTED           UIF SMALL             UIF GLOBAL
                                    S&P 500             COMPANY GROWTH          FRANCHISE
                                   PORTFOLIO              PORTFOLIO             PORTFOLIO
                                  SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                               $67,143               $(6,882)              $32,947
 Net realized gain (loss)
  on security transactions            (395,661)               (9,047)              (22,183)
 Net realized gain on
  distributions                        347,347                    --                27,797
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               2,975,576               132,631                86,955
                                 -------------            ----------            ----------
 Net increase (decrease)
  in net assets resulting
  from operations                    2,994,405               116,702               125,516
                                 -------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              21,864                    --                    --
 Net transfers                        (578,952)               13,229               (32,312)
 Surrenders for benefit
  payments and fees                 (1,424,223)              (24,995)              (15,207)
 Net annuity transactions               68,490                    --                    --
                                 -------------            ----------            ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (1,912,821)              (11,766)              (47,519)
                                 -------------            ----------            ----------
 Net increase (decrease)
  in net assets                      1,081,584               104,936                77,997
NET ASSETS:
 Beginning of year                   8,457,116               271,482               510,778
                                 -------------            ----------            ----------
 End of year                        $9,538,700              $376,418              $588,775
                                 =============            ==========            ==========

(f)  This fund liquidated April 24, 2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------


                                  MTB LARGE CAP        MTB LARGE CAP
                                  GROWTH FUND II       VALUE FUND II
                                 SUB-ACCOUNT (F)      SUB-ACCOUNT (F)
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(2,908)              $(1,321)
 Net realized gain (loss) on
  security transactions              (474,540)           (1,527,347)
 Net realized gain on
  distributions                            --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         455,973             1,338,434
                                     --------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                          (21,475)             (190,234)
                                     --------            ----------
UNIT TRANSACTIONS:
 Purchases                                 --                 6,633
 Net transfers                       (747,018)           (1,713,068)
 Surrenders for benefit
  payments and fees                   (22,372)              (38,315)
 Net annuity transactions                  --                    --
                                     --------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (769,390)           (1,744,750)
                                     --------            ----------
 Net increase (decrease) in
  net assets                         (790,865)           (1,934,984)
NET ASSETS:
 Beginning of year                    790,865             1,934,984
                                     --------            ----------
 End of year                             $ --                  $ --
                                     ========            ==========

(f)  This fund liquidated April 24, 2009.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MTB MANAGED          MTB MANAGED           MTB MANAGED
                                   ALLOCATION          ALLOCATION             ALLOCATION           OPPENHEIMER
                                FUND -- MODERATE   FUND -- AGGRESSIVE    FUND -- CONSERVATIVE         MIDCAP
                                   GROWTH II            GROWTH II             GROWTH II              FUND/VA
                                  SUB-ACCOUNT        SUB-ACCOUNT (F)       SUB-ACCOUNT (F)         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(37,913)           $(1,190)               $(1,339)              $(27,247)
 Net realized gain (loss) on
  security transactions               (31,182)          (297,246)              (218,966)               (96,979)
 Net realized gain on
  distributions                        16,246                 --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         665,707            247,649                171,444                581,971
                                   ----------           --------               --------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                          612,858            (50,787)               (48,861)               457,745
                                   ----------           --------               --------             ----------
UNIT TRANSACTIONS:
 Purchases                             41,360              1,695                     --                  9,032
 Net transfers                       (136,283)          (254,281)              (570,164)               (72,959)
 Surrenders for benefit
  payments and fees                  (126,807)           (14,282)               (16,126)               (79,463)
 Net annuity transactions                  --                 --                     --                     --
                                   ----------           --------               --------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (221,730)          (266,868)              (586,290)              (143,390)
                                   ----------           --------               --------             ----------
 Net increase (decrease) in
  net assets                          391,128           (317,655)              (635,151)               314,355
NET ASSETS:
 Beginning of year                  2,640,868            317,655                635,151              1,727,670
                                   ----------           --------               --------             ----------
 End of year                       $3,031,996               $ --                   $ --             $2,042,025
                                   ==========           ========               ========             ==========

                               OPPENHEIMER
                                 CAPITAL             OPPENHEIMER          OPPENHEIMER
                               APPRECIATION       GLOBAL SECURITIES       MAIN STREET
                                 FUND/VA               FUND/VA             FUND(R)/VA
                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)    $(617,028)              $727,238             $(4,648)
 Net realized gain (loss) on
  security transactions         (1,178,472)            (1,848,314)           (160,056)
 Net realized gain on
  distributions                         --              3,018,210                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year   16,292,575             42,940,739           1,911,468
                               -----------           ------------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                    14,497,075             44,837,873           1,746,764
                               -----------           ------------          ----------
UNIT TRANSACTIONS:
 Purchases                         247,755                940,023              60,009
 Net transfers                    (212,511)            (5,265,943)             34,601
 Surrenders for benefit
  payments and fees             (3,336,367)            (9,027,414)           (433,583)
 Net annuity transactions              449                 (1,549)                 --
                               -----------           ------------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions             (3,300,674)           (13,354,883)           (338,973)
                               -----------           ------------          ----------
 Net increase (decrease) in
  net assets                    11,196,401             31,482,990           1,407,791
NET ASSETS:
 Beginning of year              37,265,102            130,549,614           7,050,582
                               -----------           ------------          ----------
 End of year                   $48,461,503           $162,032,604          $8,458,373
                               ===========           ============          ==========

(f)  This fund liquidated April 24, 2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                 OPPENHEIMER
                                 MAIN STREET          PUTNAM VT
                                  SMALL CAP          DIVERSIFIED
                                 FUND(R)/VA          INCOME FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(440,355)         $1,682,431
 Net realized gain (loss) on
  security transactions            (2,073,909)            (48,794)
 Net realized gain on
  distributions                            --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      18,075,819          12,716,868
                                -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       15,561,555          14,350,505
                                -------------       -------------
UNIT TRANSACTIONS:
 Purchases                            250,439             102,490
 Net transfers                     (1,788,876)          6,335,000
 Surrenders for benefit
  payments and fees                (3,693,256)         (3,079,764)
 Net annuity transactions                  --                (386)
                                -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (5,231,693)          3,357,340
                                -------------       -------------
 Net increase (decrease) in
  net assets                       10,329,862          17,707,845
NET ASSETS:
 Beginning of year                 46,917,001          25,336,787
                                -------------       -------------
 End of year                      $57,246,863         $43,044,632
                                =============       =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                    PUTNAM VT
                                     PUTNAM VT               PUTNAM VT            INTERNATIONAL        PUTNAM VT
                                    GLOBAL ASSET             GROWTH AND             GROWTH AND       INTERNATIONAL
                                  ALLOCATION FUND           INCOME FUND            INCOME FUND        EQUITY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $219,677                 $52,261              $(10,838)          $(718,290)
 Net realized gain (loss) on
  security transactions                 (243,812)               (393,992)              (44,566)         (2,421,825)
 Net realized gain on
  distributions                               --                      --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,527,929               1,294,769               214,377          13,167,619
                                    ------------            ------------            ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,503,794                 953,038               158,973          10,027,504
                                    ------------            ------------            ----------       -------------
UNIT TRANSACTIONS:
 Purchases                                50,379                  13,459                    --             246,572
 Net transfers                           276,426                (352,060)               47,894          (3,887,532)
 Surrenders for benefit
  payments and fees                     (711,263)               (327,524)              (51,881)         (3,545,669)
 Net annuity transactions                     --                      --                    --                  --
                                    ------------            ------------            ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (384,458)               (666,125)               (3,987)         (7,186,629)
                                    ------------            ------------            ----------       -------------
 Net increase (decrease) in
  net assets                           1,119,336                 286,913               154,986           2,840,875
NET ASSETS:
 Beginning of year                     4,926,748               3,858,362               630,173          48,320,022
                                    ------------            ------------            ----------       -------------
 End of year                          $6,046,084              $4,145,275              $785,159         $51,160,897
                                    ============            ============            ==========       =============


                                                          PUTNAM VT               PUTNAM VT
                                      PUTNAM VT           SMALL CAP           THE GEORGE PUTNAM
                                   INVESTORS FUND        VALUE FUND             FUND OF BOSTON
                                     SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(79,411)            $67,789                $115,964
 Net realized gain (loss) on
  security transactions                  (611,346)           (583,214)               (161,357)
 Net realized gain on
  distributions                                --                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           7,502,371           9,595,837                 856,662
                                    -------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            6,811,614           9,080,412                 811,269
                                    -------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                130,856             159,860                  22,256
 Net transfers                         (1,030,254)         (1,397,034)               (264,562)
 Surrenders for benefit
  payments and fees                    (1,729,775)         (2,364,846)               (147,954)
 Net annuity transactions                      --                  --                      --
                                    -------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,629,173)         (3,602,020)               (390,260)
                                    -------------       -------------            ------------
 Net increase (decrease) in
  net assets                            4,182,441           5,478,392                 421,009
NET ASSETS:
 Beginning of year                     25,062,625          31,768,067               3,571,684
                                    -------------       -------------            ------------
 End of year                          $29,245,066         $37,246,459              $3,992,693
                                    =============       =============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------


                                      PUTNAM VT              PUTNAM VT
                                     VISTA FUND             VOYAGER FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(9,878)               $(22,458)
 Net realized gain (loss) on
  security transactions                  (56,107)                 17,924
 Net realized gain on
  distributions                               --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            266,114               1,013,081
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             200,129               1,008,547
                                     -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                 2,171                   8,950
 Net transfers                          (107,200)              1,939,496
 Surrenders for benefit
  payments and fees                      (55,692)               (307,009)
 Net annuity transactions                     --                    (666)
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (160,721)              1,640,771
                                     -----------            ------------
 Net increase (decrease) in
  net assets                              39,408               2,649,318
NET ASSETS:
 Beginning of year                       665,387               1,139,657
                                     -----------            ------------
 End of year                            $704,795              $3,788,975
                                     ===========            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                PIONEER OAK
                                   PUTNAM VT               PIONEER            RIDGE LARGE CAP        VAN KAMPEN LIT
                                    EQUITY                 FUND VCT             GROWTH VCT             ENTERPRISE
                                  INCOME FUND             PORTFOLIO              PORTFOLIO              PORTFOLIO
                              SUB-ACCOUNT (G)(H)         SUB-ACCOUNT          SUB-ACCOUNT (F)        SUB-ACCOUNT (F)
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $110,223               $(1,217)                  $480                 $4,701
 Net realized gain (loss)
  on security transactions          (7,175,689)               (9,538)              (137,327)              (566,133)
 Net realized gain on
  distributions                             --                    --                     --                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               8,312,207                85,308                140,552                567,985
                                 -------------            ----------            -----------            -----------
 Net increase (decrease)
  in net assets resulting
  from operations                    1,246,741                74,553                  3,705                  6,553
                                 -------------            ----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                              68,432                    99                     --                    160
 Net transfers                          25,132               (16,714)              (252,267)              (587,951)
 Surrenders for benefit
  payments and fees                   (288,783)              (25,043)                (8,960)               (10,760)
 Net annuity transactions                   --                    --                     --                     --
                                 -------------            ----------            -----------            -----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              (195,219)              (41,658)              (261,227)              (598,551)
                                 -------------            ----------            -----------            -----------
 Net increase (decrease)
  in net assets                      1,051,522                32,895               (257,522)              (591,998)
NET ASSETS:
 Beginning of year                   4,925,203               352,543                257,522                591,998
                                 -------------            ----------            -----------            -----------
 End of year                        $5,976,725              $385,438                   $ --                   $ --
                                 =============            ==========            ===========            ===========

                                VAN KAMPEN LIT                                   VAN KAMPEN LIT
                                  GROWTH AND             VAN KAMPEN LIT             CAPITAL
                                    INCOME                  COMSTOCK                 GROWTH
                                   PORTFOLIO                PORTFOLIO              PORTFOLIO
                                  SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
--------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $672,877               $1,302,701               $(3,342)
 Net realized gain (loss)
  on security transactions          (1,062,751)              (2,793,815)              (22,314)
 Net realized gain on
  distributions                             --                       --                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               6,853,147               12,961,690               107,364
                                 -------------            -------------            ----------
 Net increase (decrease)
  in net assets resulting
  from operations                    6,463,273               11,470,576                81,708
                                 -------------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                             160,235                  205,903                    --
 Net transfers                        (176,528)              (1,852,901)              (20,328)
 Surrenders for benefit
  payments and fees                 (2,066,251)              (3,629,543)               (4,340)
 Net annuity transactions                 (531)                      --                    --
                                 -------------            -------------            ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (2,083,075)              (5,276,541)              (24,668)
                                 -------------            -------------            ----------
 Net increase (decrease)
  in net assets                      4,380,198                6,194,035                57,040
NET ASSETS:
 Beginning of year                  31,941,678               46,976,482               151,538
                                 -------------            -------------            ----------
 End of year                       $36,321,876              $53,170,517              $208,578
                                 =============            =============            ==========

(f)  This fund liquidated April 24, 2009.

(g) Effective February 13, 2009, Putnam VT New Value Fund merged with Putnam VT Equity Income Fund.

(h) Funded as of February 13, 2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                   VAN KAMPEN LIT                               WELLS FARGO
                                      MID CAP            VAN KAMPEN LIT        ADVANTAGE VT
                                       GROWTH              GOVERNMENT          C&B LARGE CAP
                                     PORTFOLIO             PORTFOLIO            VALUE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(3,371)              $18,123                $ --
 Net realized gain (loss) on
  security transactions                     710                  (496)                 12
 Net realized gain on
  distributions                              --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            77,329               (23,701)                722
                                     ----------            ----------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                             74,668                (6,074)                734
                                     ----------            ----------             -------
UNIT TRANSACTIONS:
 Purchases                                   --                    --                  --
 Net transfers                           30,561                69,816                  88
 Surrenders for benefit
  payments and fees                      (3,495)              (40,541)                 (2)
 Net annuity transactions                    --                    --                  --
                                     ----------            ----------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      27,066                29,275                  86
                                     ----------            ----------             -------
 Net increase (decrease) in
  net assets                            101,734                23,201                 820
NET ASSETS:
 Beginning of year                      135,297               443,789               2,604
                                     ----------            ----------             -------
 End of year                           $237,031              $466,990              $3,424
                                     ==========            ==========             =======

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                RIDGEWORTH
                                   WELLS FARGO          WELLS FARGO         WELLS FARGO       VARIABLE TRUST
                                  ADVANTAGE VT         ADVANTAGE VT        ADVANTAGE VT          LARGE CAP
                                  LARGE COMPANY            MONEY             SMALL CAP            GROWTH
                                   GROWTH FUND          MARKET FUND         GROWTH FUND         STOCK FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (F)
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(112)                $(880)             $(115)                 $92
 Net realized gain (loss) on
  security transactions                 (179)                   --               (125)             (14,965)
 Net realized gain on
  distributions                           --                    --                 --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          2,900                    --              2,854               13,505
                                     -------             ---------            -------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           2,609                  (880)             2,614               (1,368)
                                     -------             ---------            -------            ---------
UNIT TRANSACTIONS:
 Purchases                                --                    --                 --                   --
 Net transfers                          (276)                   --               (720)             (15,973)
 Surrenders for benefit
  payments and fees                       --                    (1)                (3)                  --
 Net annuity transactions                 --                    --                 --                   --
                                     -------             ---------            -------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (276)                   (1)              (723)             (15,973)
                                     -------             ---------            -------            ---------
 Net increase (decrease) in
  net assets                           2,333                  (881)             1,891              (17,341)
NET ASSETS:
 Beginning of year                     6,671                71,227              5,541               17,341
                                     -------             ---------            -------            ---------
 End of year                          $9,004               $70,346             $7,432                 $ --
                                     =======             =========            =======            =========

                                   RIDGEWORTH                                  RIDGEWORTH
                                 VARIABLE TRUST         RIDGEWORTH           VARIABLE TRUST
                                    LARGE CAP         VARIABLE TRUST            LARGE CAP
                                      CORE             MID-CAP CORE               VALUE
                                   EQUITY FUND          EQUITY FUND            EQUITY FUND
                                 SUB-ACCOUNT (F)      SUB-ACCOUNT (F)        SUB-ACCOUNT (F)
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $374                 $240                  $11,607
 Net realized gain (loss) on
  security transactions               (76,413)             (51,558)              (1,006,832)
 Net realized gain on
  distributions                            --                   --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          71,356               49,697                  874,072
                                    ---------            ---------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (4,683)              (1,621)                (121,153)
                                    ---------            ---------            -------------
UNIT TRANSACTIONS:
 Purchases                                 --                   --                    2,538
 Net transfers                        (84,481)             (45,733)              (1,620,820)
 Surrenders for benefit
  payments and fees                        --                 (719)                 (48,204)
 Net annuity transactions                  --                   --                       --
                                    ---------            ---------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (84,481)             (46,452)              (1,666,486)
                                    ---------            ---------            -------------
 Net increase (decrease) in
  net assets                          (89,164)             (48,073)              (1,787,639)
NET ASSETS:
 Beginning of year                     89,164               48,073                1,787,639
                                    ---------            ---------            -------------
 End of year                             $ --                 $ --                     $ --
                                    =========            =========            =============

(f)  This fund liquidated April 24, 2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Three (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The variable annuity contract owners of the Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, Invesco V.I. International Growth Fund (Formerly AIM V.I. International Growth Fund), American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds Global Small Capitalization Fund, *BB&T Mid Cap Growth VIF, BB&T Capital Manager Equity VIF, BB&T Select Equity VIF (Formerly BB&T Large Cap VIF), BB&T Special Opportunities Equity VIF, BB&T Total Return Bond VIF, *Evergreen VA Diversified Capital Builder Fund, Wells Fargo Advantage VT Omega Growth Fund (Formerly Evergreen VA Omega Fund and merged with Wells Fargo Advantage VT Large Company Growth Fund), Wells Fargo Advantage VT Core Equity Fund (Formerly Evergreen VA Fundamental Large Cap
    Fund), Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP Contrafund(R) Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Value Strategies Portfolio, Fidelity VIP Dynamic Capital Appreciation Portfolio, Franklin Income Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Growth Securities Fund, Templeton Global Bond Securities Fund, Hartford Advisers HLS Fund (Merged with Hartford Global Advisers HLS Fund), Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund (Formerly Hartford Global Equity HLS Fund), Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund (Merged with Hartford Fundamental Growth HLS Fund), Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund (Merged with Hartford International Growth HLS Fund and Hartford International Small Company HLS Fund), Hartford Small/Mid Cap Equity HLS Fund (Formerly Hartford MidCap Growth HLS Fund), Hartford MidCap Value HLS Fund (Merged with Hartford SmallCap Value HLS Fund), Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund (Merged with Hartford Value Opportunities HLS Fund and Hartford Equity Income HLS Fund), American Funds Bond HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds International HLS Fund, Huntington VA Income Equity Fund, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Mid Corp America Fund, Huntington VA New Economy Fund, Huntington VA Rotating Markets Fund, Huntington VA International Equity Fund, Huntington VA Macro 100 Fund, Huntington VA Mortgage Securities Fund, Huntington VA Situs Fund, Lord Abbett Fundamental Equity Portfolio (Formerly Lord Abbett All Value Portfolio), Lord Abbett Capital Structure Portfolio (Formerly Lord Abbett America's Value Portfolio), Lord Abbett Bond-Debenture Fund, Lord Abbett Growth and Income Portfolio, Lord Abbett Classic Stock Portfolio (Formerly Lord Abbett Large-Cap Core Portfolio), MFS(R) Core Equity Series, MFS(R) Growth Series, MFS(R) Investors Growth Stock Series, MFS(R) Investors Trust Series, MFS(R) Total Return Series, MFS(R) Value Series, Invesco Van Kampen V.I. Equity and Income Fund (Formerly Van Kampen -- UIF Equity and Income Portfolio), UIF Core Plus Fixed Income Portfolio (Formerly Van Kampen -- UIF Core Plus Fixed Income Portfolio), UIF Emerging Markets Debt Portfolio (Formerly Van Kampen -- UIF Emerging Markets Debt Portfolio), UIF Emerging Markets Equity Portfolio (Formerly Van Kampen -- UIF Emerging Markets Equity Portfolio), Invesco Van Kampen V.I. High Yield Fund (Formerly Van Kampen -- UIF High Yield Portfolio), UIF Mid Cap Growth Portfolio (Formerly Van Kampen -- UIF Mid Cap Growth Portfolio), Invesco Van Kampen V.I. Mid Cap Value Fund (Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio), Morgan Stanley -- Focus Growth Portfolio, Invesco V.I. Select Dimensions Balanced Fund (Formerly Morgan Stanley -- Balanced Portfolio), Morgan Stanley -- Capital Opportunities Portfolio, Morgan Stanley -- Mid Cap Growth Portfolio, Morgan Stanley -- Flexible Income Portfolio, Invesco V.I. Select Dimensions Dividend Growth Portfolio (Formerly Morgan Stanley -- Dividend Growth Portfolio), Morgan Stanley -- Capital Growth Portfolio,

-------------------------------------------------------------------------------

    Morgan Stanley -- Money Market Portfolio, Morgan Stanley -- Global Infrastructure Portfolio, Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Portfolio (Formerly Morgan Stanley -- Equally-Weighted S&P 500 Portfolio), UIF Small Company Growth Portfolio (Formerly Van Kampen -- UIF Small Company Growth Portfolio), UIF Global Franchise Portfolio (Formerly Van Kampen -- UIF Global Franchise Portfolio), MTB Managed Allocation Fund -- Moderate Growth II, Oppenheimer Small- & Mid-Cap Growth Fund/VA (Formerly Oppenheimer MidCap Fund/VA), Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund(R)/VA, Oppenheimer Main Street Small Cap Fund(R)/VA, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Growth and Income Fund, Putnam VT International Value Fund (Formerly Putnam VT International Growth and Income Fund), Putnam VT International Equity Fund, Putnam VT Investors Fund, Putnam VT Multi-Cap Growth Fund (Merged with Putnam VT Vista
    Fund), Putnam VT Small Cap Value Fund, Putnam VT George Putnam Balanced Fund (Formerly Putnam VT The George Putnam Fund of Boston), Putnam VT Voyager Fund, Putnam VT Equity Income Fund, Pioneer Fund VCT Portfolio, Invesco Van Kampen V.I. Growth and Income Fund (Formerly Van Kampen LIT Growth and Income Portfolio), Invesco Van Kampen V.I. Comstock Fund (Formerly Van Kampen LIT Comstock Portfolio), Invesco Van Kampen V.I. Capital Growth Fund (Formerly Van Kampen LIT Capital Growth Portfolio), Invesco Van Kampen V.I. Mid Cap Growth Fund (Formerly Van Kampen LIT Mid Cap Growth Portfolio), Invesco Van Kampen V.I. Government Fund (Formerly Van Kampen LIT Government Portfolio), Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Intrinsic Value Fund (Merged with Wells Fargo Advantage VT C&B Large Cap Value Fund), Wells Fargo Advantage VT International Equity Fund (Formerly Evergreen VA International Equity Fund), *Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Small Cap Growth Fund (Merged with Evergreen VA Growth Fund), and Wells Fargo Advantage VT Small Cap Value Fund (Merged with Evergreen VA Special Values Fund). The Sub-Accounts are invested in mutual fund (the "Funds") of the same name.

* These funds were liquidated during 2010, as a result, are not presented in the statements of assets and liabilities.

    During 2009 the following Sub-Accounts were liquidated: AllianceBernstein VPS Global Research Growth Portfolio, Morgan Stanley -- Global Equity Portfolio, Morgan Stanley -- Capital Growth Portfolio, Morgan Stanley -- Money Market Portfolio, MTB Large Cap Growth Fund II, MTB Large Cap Value Fund II, MTB Managed Allocation Fund -- Moderate Growth II, MTB Managed Allocation Fund -- Aggressive Growth II, MTB Managed Allocation Fund -- Conservative Growth II, Oppenheimer MidCap Fund/VA, Pioneer Oak Ridge Large Cap Growth VCT Portfolio, Van Kampen LIT Enterprise Portfolio, RidgeWorth Variable Trust Large Cap Growth Stock Fund, RidgeWorth Variable Trust Large Cap Core Equity Fund, RidgeWorth Variable Trust Mid-Cap Core Equity Fund and RidgeWorth Variable Trust Large Cap Value Equity Fund.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       most significant estimate is fair value measurements. Actual results could vary from the amounts derived from management's estimates.

       e) SUBSEQUENT EVENTS -- Management has evaluated events subsequent to December 31, 2010 through the issuance date of the Account's financial statements, noting there are no subsequent events requiring accounting or disclosure.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to certain mortality tables. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

       g) FAIR VALUE MEASUREMENTS -- The Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2010.

       For financial instruments that are carried at fair value a hierarchy is used to place the instruments into three broad levels (Level 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       LEVEL 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments includes those that are model priced by vendors using observable inputs.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2010, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAIN TAX PROVISIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2010. The 2007 through 2010 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company, an issuer of variable annuity contracts, assesses mortality and expense risk charges and, with respect to the Account, receives a maximum annual fee of up to 1.60% of the Account's average daily net assets. These charges are reflected in the accompanying statement of operations.

       b) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These charges are deducted through surrenders of units and are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) RIDER CHARGES -- The Company will charge an expense for various Rider charges, which are either included in the mortality and expense risk charges in the accompanying statements of operations or the surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Footnote 6, Financial Highlights.

       d) ADMINISTRATIVE CHARGE -- The Company provides administrative services to the Account and charges the Account a maximum annual rate of 0.20% of the Account's average daily net assets for these services. These charges are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets for these services.

-------------------------------------------------------------------------------

4.   PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio                                             $4,343,086     $9,171,103
AllianceBernstein VPS International Value
 Portfolio                                             11,967,040     17,615,357
AllianceBernstein VPS Small/Mid Cap Value
 Portfolio                                              4,988,505      4,885,108
AllianceBernstein VPS Value Portfolio                   4,018,282      8,240,748
AllianceBernstein VPS International Growth
 Portfolio                                              1,742,157      1,575,369
Invesco V.I. International Growth Fund*                       346            294
American Funds Global Growth Fund                         351,566        563,404
American Funds Growth Fund                                903,386      3,962,527
American Funds Growth-Income Fund                         905,080      3,057,454
American Funds International Fund                         546,587      2,241,049
American Funds Global Small Capitalization Fund           239,113        530,162
BB&T Mid Cap Growth VIF*                                       10      1,088,804
BB&T Capital Manager Equity VIF                            76,649         88,862
BB&T Select Equity VIF*                                   104,227        415,159
BB&T Special Opportunities Equity VIF                     653,931      2,171,179
BB&T Total Return Bond VIF                              1,011,664      1,320,037
Evergreen VA Diversified Capital Builder Fund*             35,899        460,598
Wells Fargo Advantage Omega Growth Fund*                  146,951        111,066
Wells Fargo Advantage VT Core Equity Fund*                144,013         52,400
Fidelity VIP Equity-Income Portfolio                    4,647,260      8,944,901
Fidelity VIP Growth Portfolio                           2,394,391      3,516,119
Fidelity VIP Contrafund(R) Portfolio                    8,754,592     37,309,008
Fidelity VIP Mid Cap Portfolio                          6,474,178     13,124,383
Fidelity VIP Value Strategies Portfolio                 2,811,676      2,336,097
Fidelity VIP Dynamic Capital Appreciation
 Portfolio                                              1,828,162      1,174,861
Franklin Income Securities Fund                            22,968          1,780
Franklin Small-Mid Cap Growth Securities Fund             223,938        970,739
Franklin Small Cap Value Securities Fund                      262            276
Franklin Strategic Income Securities Fund               1,040,794      2,162,792
Mutual Shares Securities Fund                             388,107      1,525,101
Templeton Developing Markets Securities Fund              167,562        457,888
Templeton Growth Securities Fund                          179,183        443,228
Templeton Global Bond Securities Fund                          42             60
Hartford Advisers HLS Fund*                             9,002,531      9,780,380
Hartford Total Return Bond HLS Fund                    58,663,173     65,743,918
Hartford Capital Appreciation HLS Fund                 17,213,394     13,454,715
Hartford Dividend and Growth HLS Fund                  12,902,279     28,653,665
Hartford Global Research HLS Fund*                        512,912        303,621
Hartford Global Growth HLS Fund                           836,124      1,177,578
Hartford Disciplined Equity HLS Fund                    7,381,247     25,468,853
Hartford Growth HLS Fund*                               2,612,100      4,312,368
Hartford Growth Opportunities HLS Fund                  2,102,631      7,366,877
Hartford High Yield HLS Fund                           21,801,312     22,815,558
Hartford Index HLS Fund                                   938,144      1,359,867
Hartford International Opportunities HLS Fund*         33,627,866     43,403,907
Hartford Small/Mid Cap Equity HLS Fund*                 1,823,501      4,256,490

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund*                        $3,337,578     $2,834,831
Hartford Money Market HLS Fund                         42,978,340     78,503,219
Hartford Small Company HLS Fund                         2,136,293      4,117,625
Hartford SmallCap Growth HLS Fund                       5,732,044      7,787,487
Hartford Stock HLS Fund                                 1,003,653      2,755,451
Hartford U.S. Government Securities HLS Fund           29,712,969     39,206,271
Hartford Value HLS Fund*                               28,267,611     34,655,746
American Funds Bond HLS Fund                                2,001          1,267
American Funds Global Small Capitalization HLS
 Fund                                                          --              1
American Funds Growth HLS Fund                                593            565
American Funds International HLS Fund                         638            375
Huntington VA Income Equity Fund                           70,874        337,331
Huntington VA Dividend Capture Fund                       285,076        771,400
Huntington VA Growth Fund                                 102,497        389,362
Huntington VA Mid Corp America Fund                        97,386        395,667
Huntington VA New Economy Fund                             61,557        436,853
Huntington VA Rotating Markets Fund                       112,606        118,951
Huntington VA International Equity Fund                   322,605        337,250
Huntington VA Macro 100 Fund                               21,136        176,932
Huntington VA Mortgage Securities Fund                    316,828        379,997
Huntington VA Situs Fund                                  249,255        855,648
Lord Abbett Fundamental Equity Portfolio*               1,949,170      2,717,384
Lord Abbett Capital Structure Portfolio*                  443,891        919,189
Lord Abbett Bond-Debenture Fund                         9,280,652      7,740,573
Lord Abbett Growth and Income Portfolio                 3,476,729     13,772,207
Lord Abbett Classic Stock Portfolio*                    1,002,546      1,240,416
MFS(R) Core Equity Series                                   8,652         93,660
MFS(R) Growth Series                                        3,812         54,402
MFS(R) Investors Growth Stock Series                        2,270         49,644
MFS(R) Investors Trust Series                              57,409        261,110
MFS(R) Total Return Series                                702,710      2,212,525
MFS(R) Value Series                                           642            310
Invesco Van Kampen V.I. Equity and Income Fund*             5,278         24,947
UIF Core Plus Fixed Income Portfolio*                   1,470,126      2,971,414
UIF Emerging Markets Debt Portfolio*                      212,197        323,585
UIF Emerging Markets Equity Portfolio*                  7,194,583      7,424,022
Invesco Van Kampen V.I. High Yield Fund*                  137,587        322,439
UIF Mid Cap Growth Portfolio*                           4,243,650      4,514,946
Invesco Van Kampen V.I. Mid Cap Value Fund*             1,231,254      2,124,481
Morgan Stanley -- Focus Growth Portfolio                   55,484      1,431,278
Invesco V.I. Select Dimensions Balanced Fund*             191,033        749,643
Morgan Stanley -- Capital Opportunities Portfolio         217,835        610,946
Morgan Stanley -- Mid Cap Growth Portfolio                 14,253        440,060
Morgan Stanley -- Flexible Income Portfolio               199,198        620,980
Invesco V.I. Select Dimensions Dividend Growth
 Portfolio*                                               234,341      1,919,777
Morgan Stanley -- Capital Growth Portfolio                 46,472        540,156
Morgan Stanley -- Money Market Portfolio                4,237,800      6,586,716
Morgan Stanley -- Global Infrastructure Portfolio         229,212        741,136
Invesco V.I. Select Dimensions Equally-Weighted
 S&P 500 Portfolio*                                       362,661      2,100,216

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
UIF Small Company Growth Portfolio*                       $75,874        $80,854
UIF Global Franchise Portfolio*                            62,164         87,614
MTB Managed Allocation Fund -- Moderate Growth II         174,785        515,325
Oppenheimer Small- & Mid-Cap Growth Fund/VA*              859,152        331,097
Oppenheimer Capital Appreciation Fund/VA                3,430,499      8,195,674
Oppenheimer Global Securities Fund/VA                   6,041,488     20,146,446
Oppenheimer Main Street Fund(R)/VA                        306,353      1,237,187
Oppenheimer Main Street Small Cap Fund(R)/VA            3,098,815     10,817,633
Putnam VT Diversified Income Fund                      16,025,359      9,140,998
Putnam VT Global Asset Allocation Fund                  1,810,538        850,309
Putnam VT Growth and Income Fund                          700,961        646,423
Putnam VT International Value Fund*                       202,447        289,169
Putnam VT International Equity Fund                     5,522,694      9,030,697
Putnam VT Investors Fund                                2,133,249      5,058,672
Putnam VT Multi-Cap Growth Fund*                        2,021,698      1,874,327
Putnam VT Small Cap Value Fund                          2,139,375      6,782,463
Putnam VT George Putnam Balanced Fund*                    368,222        732,726
Putnam VT Voyager Fund                                  2,195,888      1,988,073
Putnam VT Equity Income Fund                              808,510      1,080,094
Pioneer Fund VCT Portfolio                                  4,472         81,509
Invesco Van Kampen V.I. Growth and Income Fund*         1,529,519      5,387,246
Invesco Van Kampen V.I. Comstock Fund*                  1,894,578      7,969,055
Invesco Van Kampen V.I. Capital Growth Fund*                   62         12,614
Invesco Van Kampen V.I. Mid Cap Growth Fund*               65,657         52,830
Invesco Van Kampen V.I. Government Fund*                  134,097        154,123
Wells Fargo Advantage VT Total Return Bond Fund            73,533         29,438
Wells Fargo Advantage VT Intrinsic Value Fund*              3,333          3,401
Wells Fargo Advantage VT International Equity
 Fund*                                                  2,111,097      1,990,651
Wells Fargo Advantage VT Money Market Fund*                     2         70,348
Wells Fargo Advantage VT Small Cap Growth Fund*         4,955,624      5,169,088
Wells Fargo Advantage VT Small Cap Value Fund*          8,314,782      9,673,153

*   See parenthetical for this Sub-Account in Note 1.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

5.   CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2010 were as follows:

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced
 Wealth Strategy Portfolio             292,928       811,485       (518,557)
AllianceBernstein VPS
 International Value Portfolio       1,140,526     1,837,039       (696,513)
AllianceBernstein VPS Small/Mid
 Cap Value Portfolio                   431,152       420,315         10,837
AllianceBernstein VPS Value
 Portfolio                             435,570       926,696       (491,126)
AllianceBernstein VPS
 International Growth Portfolio        227,985       209,652         18,333
Invesco V.I. International
 Growth Fund*                               33            29              4
American Funds Global Growth
 Fund                                   29,782        54,042        (24,260)
American Funds Growth Fund              89,917       438,309       (348,392)
American Funds Growth-Income
 Fund                                   73,118       288,286       (215,168)
American Funds International
 Fund                                   51,291       284,078       (232,787)
American Funds Global Small
 Capitalization Fund                    14,431        31,535        (17,104)
BB&T Capital Manager Equity VIF         75,343        82,420         (7,077)
BB&T Select Equity VIF*                 66,133       309,303       (243,170)
BB&T Special Opportunities
 Equity VIF                            383,876     1,202,565       (818,689)
BB&T Total Return Bond VIF             581,429       989,174       (407,745)
Wells Fargo Advantage Omega
 Growth Fund*                          181,885       147,199         34,686
Wells Fargo Advantage VT Core
 Equity Fund*                          104,007        37,575         66,432
Fidelity VIP Equity-Income
 Portfolio                             453,644       915,412       (461,768)
Fidelity VIP Growth Portfolio          240,265       339,872        (99,607)
Fidelity VIP Contrafund(R)
 Portfolio                             544,997     3,037,301     (2,492,304)
Fidelity VIP Mid Cap Portfolio         495,079       980,413       (485,334)
Fidelity VIP Value Strategies
 Portfolio                             279,087       228,727         50,360
Fidelity VIP Dynamic Capital
 Appreciation Portfolio                236,872       157,358         79,514
Franklin Income Securities Fund          2,108           149          1,959
Franklin Small-Mid Cap Growth
 Securities Fund                        22,181       168,631       (146,450)
Franklin Small Cap Value
 Securities Fund                            29            26              3
Franklin Strategic Income
 Securities Fund                        39,871       116,679        (76,808)
Mutual Shares Securities Fund           23,064       140,536       (117,472)
Templeton Developing Markets
 Securities Fund                         6,359        20,857        (14,498)
Templeton Growth Securities Fund        14,631        50,253        (35,622)
Templeton Global Bond Securities
 Fund                                       --             2             (2)
Hartford Advisers HLS Fund*          6,690,029     7,174,057       (484,028)
Hartford Total Return Bond HLS
 Fund                               23,808,414    33,452,863     (9,644,449)
Hartford Capital Appreciation
 HLS Fund                            1,595,954     1,258,914        337,040
Hartford Dividend and Growth HLS
 Fund                                5,302,942    16,580,854    (11,277,912)
Hartford Global Research HLS
 Fund*                                  55,498        33,302         22,196
Hartford Global Growth HLS Fund        553,155       846,296       (293,141)
Hartford Disciplined Equity HLS
 Fund                                5,436,306    22,002,746    (16,566,440)
Hartford Growth HLS Fund*            2,100,176     3,625,989     (1,525,813)
Hartford Growth Opportunities
 HLS Fund                            1,312,921     4,811,414     (3,498,493)
Hartford High Yield HLS Fund        13,325,551    13,864,498       (538,947)
Hartford Index HLS Fund                650,582     1,106,119       (455,537)
Hartford International
 Opportunities HLS Fund*            21,736,607    31,360,045     (9,623,438)
Hartford Small/Mid Cap Equity
 HLS Fund*                             218,214       562,724       (344,510)
Hartford MidCap Value HLS Fund*        333,661       323,296         10,365
Hartford Money Market HLS Fund      35,774,330    64,023,279    (28,248,949)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Hartford Small Company HLS Fund      1,393,134     2,454,904     (1,061,770)
Hartford SmallCap Growth HLS
 Fund                                4,452,413     6,160,099     (1,707,686)
Hartford Stock HLS Fund                638,496     2,366,976     (1,728,480)
Hartford U.S. Government
 Securities HLS Fund                20,214,811    32,065,688    (11,850,877)
Hartford Value HLS Fund*            23,011,999    26,576,108     (3,564,109)
American Funds Bond HLS Fund               172           113             59
American Funds Global Small
 Capitalization HLS Fund                    --            --             --
American Funds Growth HLS Fund              73            60             13
American Funds International HLS
 Fund                                       72            39             33
Huntington VA Income Equity Fund        20,661       289,936       (269,275)
Huntington VA Dividend Capture
 Fund                                   93,111       413,278       (320,167)
Huntington VA Growth Fund              117,462       456,051       (338,589)
Huntington VA Mid Corp America
 Fund                                   53,578       208,916       (155,338)
Huntington VA New Economy Fund          38,715       298,379       (259,664)
Huntington VA Rotating Markets
 Fund                                   66,738        69,949         (3,211)
Huntington VA International
 Equity Fund                            24,577        24,782           (205)
Huntington VA Macro 100 Fund            16,949       187,496       (170,547)
Huntington VA Mortgage
 Securities Fund                        24,957        31,907         (6,950)
Huntington VA Situs Fund               193,231       654,925       (461,694)
Lord Abbett Fundamental Equity
 Portfolio*                            169,256       231,107        (61,851)
Lord Abbett Capital Structure
 Portfolio*                             32,535        85,152        (52,617)
Lord Abbett Bond-Debenture Fund        540,777       576,803        (36,026)
Lord Abbett Growth and Income
 Portfolio                             331,296     1,359,634     (1,028,338)
Lord Abbett Classic Stock
 Portfolio*                             91,883       106,583        (14,700)
MFS(R) Core Equity Series                  633        14,400        (13,767)
MFS(R) Growth Series                       502         7,398         (6,896)
MFS(R) Investors Growth Stock
 Series                                    138         6,477         (6,339)
MFS(R) Investors Trust Series            9,850        80,155        (70,305)
MFS(R) Total Return Series              36,203       197,856       (161,653)
MFS(R) Value Series                         68            28             40
Invesco Van Kampen V.I. Equity
 and Income Fund*                          141         1,610         (1,469)
UIF Core Plus Fixed Income
 Portfolio*                             80,787       278,778       (197,991)
UIF Emerging Markets Debt
 Portfolio*                              7,796        12,985         (5,189)
UIF Emerging Markets Equity
 Portfolio*                            423,897       438,936        (15,039)
Invesco Van Kampen V.I. High
 Yield Fund*                             7,707        24,551        (16,844)
UIF Mid Cap Growth Portfolio*          321,090       333,704        (12,614)
Invesco Van Kampen V.I. Mid Cap
 Value Fund*                            92,702       154,679        (61,977)
Morgan Stanley -- Focus Growth
 Portfolio                               7,341        89,659        (82,318)
Invesco V.I. Select Dimensions
 Balanced Fund*                          6,490        59,022        (52,532)
Morgan Stanley -- Capital
 Opportunities Portfolio                35,804        88,348        (52,544)
Morgan Stanley -- Mid Cap Growth
 Portfolio                               1,221        21,075        (19,854)
Morgan Stanley -- Flexible
 Income Portfolio                        7,257        52,333        (45,076)
Invesco V.I. Select Dimensions
 Dividend Growth Portfolio*             12,438       212,135       (199,697)
Morgan Stanley -- Capital Growth
 Portfolio                               7,070       122,756       (115,686)
Morgan Stanley -- Money Market
 Portfolio                           1,157,590     1,360,735       (203,145)
Morgan Stanley -- Global
 Infrastructure Portfolio                6,613       120,106       (113,493)
Invesco V.I. Select Dimensions
 Equally-Weighted S&P 500
 Portfolio*                             18,519       180,868       (162,349)
UIF Small Company Growth
 Portfolio*                              6,581         5,950            631
UIF Global Franchise Portfolio*          3,465         4,236           (771)

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
MTB Managed Allocation Fund --
 Moderate Growth II                    145,728       460,815       (315,087)
Oppenheimer Small- & Mid-Cap
 Growth Fund/VA*                       103,130        36,916         66,214
Oppenheimer Capital Appreciation
 Fund/VA                               397,373       811,893       (414,520)
Oppenheimer Global Securities
 Fund/VA                               378,357     1,596,974     (1,218,617)
Oppenheimer Main Street
 Fund(R)/VA                             24,847       117,437        (92,590)
Oppenheimer Main Street Small
 Cap Fund(R)/VA                        297,493       957,763       (660,270)
Putnam VT Diversified Income
 Fund                                  525,275       460,189         65,086
Putnam VT Global Asset
 Allocation Fund                        52,148        50,681          1,467
Putnam VT Growth and Income Fund        31,936        24,519          7,417
Putnam VT International Value
 Fund*                                  27,256        43,301        (16,045)
Putnam VT International Equity
 Fund                                  326,118       681,234       (355,116)
Putnam VT Investors Fund               274,906       656,146       (381,240)
Putnam VT Multi-Cap Growth Fund*       199,138       218,061        (18,923)
Putnam VT Small Cap Value Fund         118,635       342,330       (223,695)
Putnam VT George Putnam Balanced
 Fund*                                  16,762        66,772        (50,010)
Putnam VT Voyager Fund                  76,519       126,605        (50,086)
Putnam VT Equity Income Fund            53,492        74,836        (21,344)
Pioneer Fund VCT Portfolio                 987        78,722        (77,735)
Invesco Van Kampen V.I. Growth
 and Income Fund*                      115,374       400,166       (284,792)
Invesco Van Kampen V.I. Comstock
 Fund*                                 146,663       542,987       (396,324)
Invesco Van Kampen V.I. Capital
 Growth Fund*                                5           678           (673)
Invesco Van Kampen V.I. Mid Cap
 Growth Fund*                            5,634         3,821          1,813
Invesco Van Kampen V.I.
 Government Fund*                       12,354        13,220           (866)
Wells Fargo Advantage VT Total
 Return Bond Fund                       49,458        19,432         30,026
Wells Fargo Advantage VT
 Intrinsic Value Fund*                   3,420         3,388             32
Wells Fargo Advantage VT
 International Equity Fund*          2,016,652     1,971,044         45,608
Wells Fargo Advantage VT Small
 Cap Growth Fund*                    2,138,761     5,166,769     (3,028,008)
Wells Fargo Advantage VT Small
 Cap Value Fund*                     1,007,154     6,133,474     (5,126,320)

*   See parenthetical for this Sub-Account in Note 1.

    The changes in units outstanding for the year ended December 31, 2009 were as follows:

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced
 Wealth Strategy Portfolio             302,431       586,841       (284,410)
AllianceBernstein VPS
 International Value Portfolio       1,203,344     2,464,960     (1,261,616)
AllianceBernstein VPS Small/Mid
 Cap Value Portfolio                   164,782       240,305        (75,523)
AllianceBernstein VPS Value
 Portfolio                             777,546     1,103,180       (325,634)
AllianceBernstein VPS
 International Growth Portfolio        382,144       138,059        244,085
AIM V.I. International Growth
 Fund                                      404             2            402
American Funds Global Growth
 Fund                                   43,293        38,988          4,305
American Funds Growth Fund             141,688       389,285       (247,597)
American Funds Growth-Income
 Fund                                  111,324       228,855       (117,531)
American Funds International
 Fund                                  110,444       227,591       (117,147)
American Funds Global Small
 Capitalization Fund                    13,915        41,577        (27,662)
BB&T Mid Cap Growth VIF                  8,129       664,163       (656,034)
BB&T Capital Manager Equity VIF         26,555       202,079       (175,524)
BB&T Large Cap VIF                     172,196       523,972       (351,776)
BB&T Special Opportunities
 Equity VIF                          1,035,011     1,303,683       (268,672)
BB&T Total Return Bond VIF           1,599,379     1,368,375        231,004

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Evergreen VA Diversified Capital
 Builder Fund                          189,221       207,056        (17,835)
Evergreen VA Growth Fund               155,548       885,738       (730,190)
Evergreen VA International
 Equity Fund                           165,102       432,682       (267,580)
Evergreen VA Omega Fund                714,080       577,750        136,330
Evergreen VA Special Values Fund       984,861     1,396,043       (411,182)
Evergreen VA Fundamental Large
 Cap Fund                               81,011        50,562         30,449
Fidelity VIP Equity-Income
 Portfolio                             669,432     1,174,028       (504,596)
Fidelity VIP Growth Portfolio          246,842       312,425        (65,583)
Fidelity VIP Contrafund(R)
 Portfolio                             794,586     3,620,886     (2,826,300)
Fidelity VIP Mid Cap Portfolio         575,439     1,100,971       (525,532)
Fidelity VIP Value Strategies
 Portfolio                             246,574       120,779        125,795
Fidelity VIP Dynamic Capital
 Appreciation Portfolio                 28,660        11,527         17,133
Franklin Income Securities Fund          1,613            --          1,613
Franklin Small-Mid Cap Growth
 Securities Fund                        53,575        76,348        (22,773)
Franklin Small Cap Value
 Securities Fund                           192             6            186
Franklin Strategic Income
 Securities Fund                       142,217       187,800        (45,583)
Mutual Shares Securities Fund           41,243       130,010        (88,767)
Templeton Developing Markets
 Securities Fund                        14,434        30,081        (15,647)
Templeton Growth Securities Fund         8,874        18,782         (9,908)
Templeton Global Bond Securities
 Fund                                       --             3             (3)
Hartford Advisers HLS Fund           2,280,415     3,134,047       (853,632)
Hartford Total Return Bond HLS
 Fund                               22,448,203    30,728,702     (8,280,499)
Hartford Capital Appreciation
 HLS Fund                            3,309,183       482,351      2,826,832
Hartford Dividend and Growth HLS
 Fund                                7,843,620    18,149,669    (10,306,049)
Hartford Fundamental Growth HLS
 Fund                                  743,199       598,917        144,282
Hartford Global Advisers HLS
 Fund                                  784,312       709,267         75,045
Hartford Global Equity HLS Fund         74,232         7,536         66,696
Hartford Global Growth HLS Fund        746,203     1,018,769       (272,566)
Hartford Disciplined Equity HLS
 Fund                                4,796,354    22,878,522    (18,082,168)
Hartford Growth HLS Fund               692,696     1,633,565       (940,869)
Hartford Growth Opportunities
 HLS Fund                            3,625,745     6,989,420     (3,363,675)
Hartford High Yield HLS Fund        17,418,263    10,719,464      6,698,799
Hartford Index HLS Fund              1,745,302     1,618,063        127,239
Hartford International Growth
 HLS Fund                            1,272,115     4,040,359     (2,768,244)
Hartford International Small
 Company HLS Fund                    1,527,504     1,273,022        254,482
Hartford International
 Opportunities HLS Fund              3,282,187     7,709,643     (4,427,456)
Hartford MidCap Growth HLS Fund        834,097       115,745        718,352
Hartford Money Market HLS Fund      39,950,597    91,942,029    (51,991,432)
Hartford SmallCap Value HLS Fund       143,932        77,461         66,471
Hartford Small Company HLS Fund      1,728,307     2,197,905       (469,598)
Hartford SmallCap Growth HLS
 Fund                                3,991,476     3,196,614        794,862
Hartford Stock HLS Fund                843,514     2,472,101     (1,628,587)
Hartford U.S. Government
 Securities HLS Fund                27,070,624    33,936,595     (6,865,971)
Hartford Value HLS Fund              2,574,772     4,572,791     (1,998,019)
Hartford Value Opportunities HLS
 Fund                                1,199,749     3,045,475     (1,845,726)
Hartford Equity Income HLS Fund      2,636,845     1,892,767        744,078
American Funds Bond HLS Fund               995             6            989
American Funds Global Small
 Capitalization HLS Fund                    --            --             --
American Funds Growth HLS Fund             762            15            747

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
American Funds International HLS
 Fund                                      507            16            491
Huntington VA Income Equity Fund       115,037       282,532       (167,495)
Huntington VA Dividend Capture
 Fund                                  143,452       471,032       (327,580)
Huntington VA Growth Fund              180,959       209,153        (28,194)
Huntington VA Mid Corp America
 Fund                                   81,553       339,993       (258,440)
Huntington VA New Economy Fund         127,302       322,950       (195,648)
Huntington VA Rotating Markets
 Fund                                   31,586       101,000        (69,414)
Huntington VA International
 Equity Fund                            28,125        34,200         (6,075)
Huntington VA Macro 100 Fund           118,712       360,989       (242,277)
Huntington VA Mortgage
 Securities Fund                        18,838        22,739         (3,901)
Huntington VA Situs Fund               233,662       554,036       (320,374)
Lord Abbett All Value Portfolio        115,025       186,899        (71,874)
Lord Abbett America's Value
 Portfolio                             152,610       171,988        (19,378)
Lord Abbett Bond-Debenture Fund        817,019       585,332        231,687
Lord Abbett Growth and Income
 Portfolio                             473,530     1,479,156     (1,005,626)
Lord Abbett Large-Cap Core
 Portfolio                             198,533       110,404         88,129
MFS(R) Core Equity Series                2,445         2,532            (87)
MFS(R) Growth Series                     2,791         6,320         (3,529)
MFS(R) Investors Growth Stock
 Series                                  2,433         7,904         (5,471)
MFS(R) Investors Trust Series           25,636        16,304          9,332
MFS(R) Total Return Series              56,687       110,652        (53,965)
MFS(R) Value Series                        675            --            675
Van Kampen -- UIF Equity and
 Income Portfolio                        3,516           116          3,400
Van Kampen -- UIF Core Plus
 Fixed Income Portfolio                166,883       212,652        (45,769)
Van Kampen -- UIF Emerging
 Markets Debt Portfolio                  3,918         9,262         (5,344)
Van Kampen -- UIF Emerging
 Markets Equity Portfolio              597,629       404,649        192,980
Van Kampen -- UIF High Yield
 Portfolio                              47,293        63,542        (16,249)
Van Kampen -- UIF Mid Cap Growth
 Portfolio                             185,101       201,472        (16,371)
Van Kampen -- UIF U.S. Mid Cap
 Value Portfolio                       128,587       180,358        (51,771)
Morgan Stanley -- Focus Growth
 Portfolio                              14,329       108,557        (94,228)
Morgan Stanley -- Balanced
 Portfolio                              20,785       308,682       (287,897)
Morgan Stanley -- Capital
 Opportunities Portfolio                18,064       142,048       (123,984)
Morgan Stanley -- Mid Cap Growth
 Portfolio                              15,780        53,567        (37,787)
Morgan Stanley -- Flexible
 Income Portfolio                       34,045        98,132        (64,087)
Morgan Stanley -- Dividend
 Growth Portfolio                       24,315       150,485       (126,170)
Morgan Stanley -- Capital Growth
 Portfolio                              19,063        95,290        (76,227)
Morgan Stanley -- Money Market
 Portfolio                             978,130     1,590,446       (612,316)
Morgan Stanley -- Global
 Infrastructure Portfolio               11,166        58,764        (47,598)
Morgan Stanley --
 Equally-Weighted S&P 500
 Portfolio                              46,624       229,025       (182,401)
Van Kampen -- UIF Small Company
 Growth Portfolio                        3,224         4,394         (1,170)
Van Kampen -- UIF Global
 Franchise Portfolio                     2,847         6,350         (3,503)
MTB Managed Allocation Fund --
 Moderate Growth II                    311,408       543,544       (232,136)
Oppenheimer MidCap Fund/VA              77,592       105,173        (27,581)
Oppenheimer Capital Appreciation
 Fund/VA                               436,106       904,137       (468,031)
Oppenheimer Global Securities
 Fund/VA                               302,369     1,849,661     (1,547,292)
Oppenheimer Main Street
 Fund(R)/VA                             93,912       138,874        (44,962)
Oppenheimer Main Street Small
 Cap Fund(R)/VA                        570,029     1,180,822       (610,793)
Putnam VT Diversified Income
 Fund                                  662,720       425,823        236,897
Putnam VT Global Asset
 Allocation Fund                        75,411       108,844        (33,433)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Putnam VT Growth and Income Fund        19,116        68,088        (48,972)
Putnam VT International Growth
 and Income Fund                        45,916        45,518            398
Putnam VT International Equity
 Fund                                  274,355       952,472       (678,117)
Putnam VT Investors Fund               328,836       768,621       (439,785)
Putnam VT Small Cap Value Fund         282,605       510,790       (228,185)
Putnam VT The George Putnam Fund
 of Boston                              27,659        70,575        (42,916)
Putnam VT Vista Fund                    11,838        45,130        (33,292)
Putnam VT Voyager Fund                 213,822        77,709        136,113
Putnam VT Equity Income Fund           518,343       527,010         (8,667)
Pioneer Fund VCT Portfolio               2,973        52,513        (49,540)
Van Kampen LIT Growth and Income
 Portfolio                             197,403       380,691       (183,288)
Van Kampen LIT Comstock
 Portfolio                             253,718       732,720       (479,002)
Van Kampen LIT Capital Growth
 Portfolio                               2,454         5,543         (3,089)
Van Kampen LIT Mid Cap Growth
 Portfolio                               3,367           714          2,653
Van Kampen LIT Government
 Portfolio                               8,748         5,959          2,789
Wells Fargo Advantage VT C&B
 Large Cap Value Fund                      191            72            119
Wells Fargo Advantage VT Large
 Company Growth Fund                       407           819           (412)
Wells Fargo Advantage VT Money
 Market Fund                                --            --             --
Wells Fargo Advantage VT Small
 Cap Growth Fund                           234           893           (659)

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each Sub-Account that has outstanding units. As of and for the year ended December 31, 2010.

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 2010  Lowest contract charges          7,198    $11.838977         $85,212
    Highest contract charges              141     10.720387           1,516
    Remaining contract charges      3,850,469            --      43,839,927
 2009  Lowest contract charges          7,386     10.814618          79,878
    Highest contract charges              142      9.960690           1,410
    Remaining contract charges      4,368,837            --      45,661,017
 2008  Lowest contract charges          7,721      8.806247          67,996
    Highest contract charges              139      8.249888           1,147
    Remaining contract charges      4,652,915            --      39,890,294
 2007  Lowest contract charges          7,924     12.638593         100,147
    Highest contract charges               62     12.043388             750
    Remaining contract charges      3,469,025            --      42,928,526
 2006  Lowest contract charges          2,763     12.097214          33,419
    Highest contract charges           42,131     11.735880         494,452
    Remaining contract charges      1,750,691            --      20,879,957
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 2010  Lowest contract charges         10,333     10.000912         103,337
    Highest contract charges            1,608     14.095784          22,667
    Remaining contract charges     10,209,096            --      97,624,727
 2009  Lowest contract charges         11,723      9.660906         113,254
    Highest contract charges            8,792      6.097831          53,612
    Remaining contract charges     10,897,035            --     101,359,958
 2008  Lowest contract charges         14,252      7.244492         103,247
    Highest contract charges            8,865      4.650983          41,231
    Remaining contract charges     12,156,049            --      85,432,046
 2007  Lowest contract charges         10,455     15.623839         163,340
    Highest contract charges              904     10.203042           9,225
    Remaining contract charges     10,077,140            --     153,874,076
 2006  Lowest contract charges          4,887     14.909092          72,868
    Highest contract charges          116,807     14.464028       1,689,486
    Remaining contract charges      6,790,682            --      99,756,572

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 2010  Lowest contract charges        0.75%             2.51%              9.47%
    Highest contract charges          2.47%             2.50%              7.63%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             0.90%             23.52%
    Highest contract charges          2.51%             0.90%             21.44%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             3.14%            (30.32)%
    Highest contract charges          2.36%             2.64%            (31.50)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             2.22%              4.48%
    Highest contract charges          2.04%               --               2.72%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.79%             12.91%
    Highest contract charges          2.40%             0.50%             11.06%
    Remaining contract charges          --                --                 --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 2010  Lowest contract charges        0.75%             2.56%              3.52%
    Highest contract charges          0.63%             3.30%              1.57%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             1.06%             33.36%
    Highest contract charges          2.45%             1.15%             31.11%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.89%            (53.63)%
    Highest contract charges          2.44%             0.76%            (54.42)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             1.04%              4.79%
    Highest contract charges          1.79%               --              (1.66)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.71%             34.11%
    Highest contract charges          2.40%             1.23%             31.92%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 SMALL/MID CAP VALUE PORTFOLIO
 2010  Lowest contract charges          2,256    $13.763974         $31,045
    Highest contract charges            2,479     12.463674          30,891
    Remaining contract charges      1,344,506            --      17,722,654
 2009  Lowest contract charges          2,335     10.954830          25,575
    Highest contract charges            2,291     10.089911          23,118
    Remaining contract charges      1,333,778            --      14,082,524
 2008  Lowest contract charges          2,391      7.736813          18,495
    Highest contract charges            2,998      7.247982          21,732
    Remaining contract charges      1,408,538            --      10,573,521
 2007  Lowest contract charges          1,863     12.131787          22,597
    Highest contract charges            3,149     11.560375          36,404
    Remaining contract charges      1,440,930            --      17,092,244
 2006  Lowest contract charges            708     12.039175           8,521
    Highest contract charges            2,999     11.679520          35,040
    Remaining contract charges        873,137            --      10,358,027
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2010  Lowest contract charges          2,661      9.212624          24,516
    Highest contract charges              747     13.320158           9,949
    Remaining contract charges      5,803,235            --      51,162,835
 2009  Lowest contract charges          2,726      8.330677          22,706
    Highest contract charges            1,356      7.672767          10,406
    Remaining contract charges      6,293,687            --      50,531,875
 2008  Lowest contract charges          5,140      6.934511          35,645
    Highest contract charges            1,287      6.496340           8,359
    Remaining contract charges      6,616,976            --      44,552,548
 2007  Lowest contract charges          4,505     11.844777          53,366
    Highest contract charges            1,390     11.286935          15,691
    Remaining contract charges      5,516,681            --      63,899,628
 2006  Lowest contract charges          4,314     12.452476          53,724
    Highest contract charges            1,158     12.069459          13,980
    Remaining contract charges      3,643,051            --      44,678,799
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2010  Lowest contract charges          2,374      8.247734          19,581
    Highest contract charges            4,421      7.813082          34,540
    Remaining contract charges        724,804            --       5,837,722
 2009  Lowest contract charges          1,756      7.379407          12,957
    Highest contract charges            4,473      7.106822          31,789
    Remaining contract charges        707,037            --       5,127,704
 2008  Lowest contract charges          1,198      5.339751           6,398
    Highest contract charges            3,597      5.227997          18,803
    Remaining contract charges        464,386            --       2,455,999
 2007  Lowest contract charges          8,567     10.529980          90,209
    Highest contract charges              918     10.493320           9,632
    Remaining contract charges         40,108            --         421,624

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
ALLIANCEBERNSTEIN VPS
 SMALL/MID CAP VALUE PORTFOLIO
 2010  Lowest contract charges        0.75%             0.27%             25.64%
    Highest contract charges          2.45%             0.28%             23.53%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             0.82%             41.59%
    Highest contract charges          2.45%             0.83%             39.21%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.43%            (36.23)%
    Highest contract charges          2.46%             0.46%            (37.30)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             0.42%              0.77%
    Highest contract charges          2.42%               --              (0.93)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.25%             13.35%
    Highest contract charges          2.40%             0.21%             11.49%
    Remaining contract charges          --                --                 --
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2010  Lowest contract charges        0.75%             1.76%             10.59%
    Highest contract charges          0.64%               --               8.51%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             2.86%             20.13%
    Highest contract charges          2.45%             3.16%             18.11%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             2.12%            (41.46)%
    Highest contract charges          2.46%             2.24%            (42.44)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.49%             (4.88)%
    Highest contract charges          2.44%             1.11%             (6.48)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.93%             20.13%
    Highest contract charges          2.45%             0.77%             18.10%
    Remaining contract charges          --                --                 --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2010  Lowest contract charges        0.75%             1.92%             11.77%
    Highest contract charges          2.40%             1.84%              9.94%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             4.44%             38.20%
    Highest contract charges          2.41%             5.29%             35.94%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%               --             (49.35)%
    Highest contract charges          2.40%               --             (50.18)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.32%             1.14%              1.53%
    Highest contract charges          0.59%               --               1.36%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL
 GROWTH FUND+
 2010  Lowest contract charges            406     $9.568935          $3,889
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2009  Lowest contract charges            402      8.582995           3,454
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2010  Lowest contract charges          5,624      1.779930          10,010
    Highest contract charges            8,685     10.808051          93,872
    Remaining contract charges        266,855            --       3,523,526
 2009  Lowest contract charges         13,039      1.613666          21,040
    Highest contract charges            8,991      9.926545          89,248
    Remaining contract charges        283,394            --       3,401,338
 2008  Lowest contract charges         13,039      1.148788          14,979
    Highest contract charges            9,444      7.159287          67,615
    Remaining contract charges        278,636            --       2,360,948
 2007  Lowest contract charges         13,039      1.889019          24,631
    Highest contract charges            9,633     11.926853         114,893
    Remaining contract charges        297,394            --       4,160,928
 2006  Lowest contract charges         13,039      1.666306          21,727
    Highest contract charges            9,950     10.658295         106,049
    Remaining contract charges        308,964            --       3,857,205
AMERICAN FUNDS GROWTH FUND
 2010  Lowest contract charges        170,339      1.378355         234,787
    Highest contract charges           27,805      8.922734         248,100
    Remaining contract charges      1,727,157            --      18,494,771
 2009  Lowest contract charges        214,128      1.176587         251,941
    Highest contract charges           33,789      7.716121         260,717
    Remaining contract charges      2,025,776            --      18,538,180
 2008  Lowest contract charges        240,197      0.855005         205,370
    Highest contract charges           39,556      5.680541         224,700
    Remaining contract charges      2,241,537            --      15,039,101
 2007  Lowest contract charges        345,147      1.546007         533,599
    Highest contract charges           42,418     10.406277         441,409
    Remaining contract charges      2,700,375            --      33,055,784
 2006  Lowest contract charges        348,660      1.394084         486,062
    Highest contract charges           44,571      9.506472         423,712
    Remaining contract charges      2,961,197            --      33,035,537

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
INVESCO V.I. INTERNATIONAL
 GROWTH FUND+
 2010  Lowest contract charges        1.00%             1.90%             11.49%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.98%             3.21%             33.57%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2010  Lowest contract charges        1.30%             0.94%             10.30%
    Highest contract charges          2.60%             1.48%              8.88%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.30%             1.46%             40.47%
    Highest contract charges          2.60%             1.43%             38.65%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             1.84%            (39.19)%
    Highest contract charges          2.61%             1.82%            (39.97)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             2.70%             13.37%
    Highest contract charges          2.59%             2.68%             11.90%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             0.87%             18.87%
    Highest contract charges          2.59%             0.61%             17.34%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GROWTH FUND
 2010  Lowest contract charges        1.30%             0.70%             17.15%
    Highest contract charges          2.60%             0.69%             15.64%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.30%             0.66%             37.61%
    Highest contract charges          2.60%             0.63%             35.83%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             0.84%            (44.70)%
    Highest contract charges          2.61%             0.81%            (45.41)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             0.78%             10.90%
    Highest contract charges          2.59%             0.77%              9.47%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             0.92%              8.79%
    Highest contract charges          2.60%             0.81%              7.39%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2010  Lowest contract charges          8,277     $1.210780         $10,021
    Highest contract charges            6,227     11.649995          72,546
    Remaining contract charges      1,136,939            --      13,962,633
 2009  Lowest contract charges         42,413      1.100825          46,689
    Highest contract charges            7,324     10.730513          78,586
    Remaining contract charges      1,316,874            --      14,827,971
 2008  Lowest contract charges         66,648      0.849750          56,634
    Highest contract charges            8,430      8.391543          70,745
    Remaining contract charges      1,409,064            --      12,321,757
 2007  Lowest contract charges         66,648      1.385135          92,316
    Highest contract charges            8,767     13.858148         121,501
    Remaining contract charges      1,735,369            --      24,886,894
 2006  Lowest contract charges         69,629      1.335895          93,017
    Highest contract charges           10,626     13.540353         143,875
    Remaining contract charges      1,879,007            --      26,140,007
AMERICAN FUNDS INTERNATIONAL
 FUND
 2010  Lowest contract charges        204,574      1.807016         369,669
    Highest contract charges           13,601     10.373844         141,097
    Remaining contract charges        577,854            --       7,577,632
 2009  Lowest contract charges        299,226      1.707156         510,825
    Highest contract charges           13,623      9.928663         135,255
    Remaining contract charges        715,967            --       8,814,872
 2008  Lowest contract charges        325,364      1.208820         393,306
    Highest contract charges           16,366      7.122349         116,565
    Remaining contract charges        804,233            --       6,967,281
 2007  Lowest contract charges        330,619      2.116001         699,590
    Highest contract charges           15,712     12.631102         198,459
    Remaining contract charges      1,036,404            --      15,952,789
 2006  Lowest contract charges        367,792      1.786074         656,905
    Highest contract charges           15,615     10.801046         168,652
    Remaining contract charges      1,092,311            --      14,360,070

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2010  Lowest contract charges        0.87%             0.37%              9.99%
    Highest contract charges          2.60%             1.40%              8.57%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.30%             1.53%             29.55%
    Highest contract charges          2.60%             1.58%             27.87%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             1.75%            (38.65)%
    Highest contract charges          2.61%             1.73%            (39.45)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             1.51%              3.69%
    Highest contract charges          2.60%             1.43%              2.35%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             2.09%             13.72%
    Highest contract charges          2.60%             1.58%             12.25%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS INTERNATIONAL
 FUND
 2010  Lowest contract charges        1.30%             1.90%              5.85%
    Highest contract charges          2.60%             2.00%              4.48%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.30%             1.52%             41.23%
    Highest contract charges          2.60%             1.43%             39.40%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             1.96%            (42.87)%
    Highest contract charges          2.61%             2.02%            (43.61)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             1.44%             18.47%
    Highest contract charges          2.59%             1.49%             16.94%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             2.05%             17.44%
    Highest contract charges          2.60%             1.61%             15.93%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2010  Lowest contract charges          1,770     $2.182637          $3,863
    Highest contract charges            1,729     14.652494          25,332
    Remaining contract charges        125,746            --       2,262,115
 2009  Lowest contract charges            288      1.806309             520
    Highest contract charges            1,810     12.284569          22,234
    Remaining contract charges        144,251            --       2,159,901
 2008  Lowest contract charges         24,463     11.655071         285,119
    Highest contract charges            1,821      7.816645          14,230
    Remaining contract charges        147,727            --       1,331,479
 2007  Lowest contract charges         92,536      2.472943         228,836
    Highest contract charges            1,861     17.261982          32,116
    Remaining contract charges        244,938            --       5,009,809
 2006  Lowest contract charges         91,929      2.063188         189,667
    Highest contract charges            1,866     14.590139          27,213
    Remaining contract charges        276,456            --       4,820,773
BB&T CAPITAL MANAGER EQUITY
 VIF
 2010  Lowest contract charges        385,154      1.017748         391,990
    Highest contract charges           43,164      1.347912          58,181
    Remaining contract charges        315,182            --         356,161
 2009  Lowest contract charges        445,473      0.895413         398,882
    Highest contract charges           48,664      1.197204          58,261
    Remaining contract charges        256,440            --         264,767
 2008  Lowest contract charges        593,087      0.723200         428,920
    Highest contract charges           55,107      0.976170          53,794
    Remaining contract charges        277,907            --         234,941
 2007  Lowest contract charges        835,576      1.184223         989,508
    Highest contract charges           60,368      1.613733          97,418
    Remaining contract charges        437,221            --         642,850
 2006  Lowest contract charges        612,937      1.173652         719,375
    Highest contract charges          273,515      1.644496         449,795
    Remaining contract charges        165,687            --         189,941

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2010  Lowest contract charges        1.28%             1.52%             20.83%
    Highest contract charges          2.60%             1.73%             19.28%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.26%             0.37%             59.21%
    Highest contract charges          2.60%             0.28%             57.16%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.41%               --             (54.17)%
    Highest contract charges          2.61%               --             (54.72)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             2.90%             19.86%
    Highest contract charges          2.59%             2.91%             18.31%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             0.46%             22.45%
    Highest contract charges          2.60%             0.49%             20.87%
    Remaining contract charges          --                --                 --
BB&T CAPITAL MANAGER EQUITY
 VIF
 2010  Lowest contract charges        1.15%             1.55%             13.66%
    Highest contract charges          2.10%             1.56%             12.59%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.15%             0.89%             23.81%
    Highest contract charges          2.10%             0.89%             22.64%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.16%             1.36%            (38.93)%
    Highest contract charges          2.11%             1.42%            (39.51)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.15%             2.70%              0.90%
    Highest contract charges          2.08%             3.23%             (0.05)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             1.13%             14.40%
    Highest contract charges          1.64%             1.19%             13.83%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
BB&T SELECT EQUITY VIF+
 2010  Lowest contract charges        838,740     $1.374117      $1,152,527
    Highest contract charges            4,103      1.245768           5,111
    Remaining contract charges      1,031,782            --       1,356,486
 2009  Lowest contract charges        942,817      1.241859       1,170,845
    Highest contract charges            4,084      1.140033           4,656
    Remaining contract charges      1,170,894            --       1,403,543
 2008  Lowest contract charges      1,079,743      1.060141       1,144,680
    Highest contract charges            3,720      0.985449           3,666
    Remaining contract charges      1,386,108            --       1,416,775
 2007  Lowest contract charges      1,063,022      1.713950       1,821,966
    Highest contract charges            3,032      1.613259           4,891
    Remaining contract charges      1,502,657            --       2,495,534
 2006  Lowest contract charges        253,501      1.841882         466,920
    Highest contract charges            4,818      1.734298           8,355
    Remaining contract charges        497,943            --         890,712
BB&T SPECIAL OPPORTUNITIES
 EQUITY VIF
 2010  Lowest contract charges      3,207,454      1.877039       6,020,517
    Highest contract charges           17,737      1.737245          30,814
    Remaining contract charges      3,882,212            --       7,080,427
 2009  Lowest contract charges      3,624,877      1.633517       5,921,298
    Highest contract charges           26,641      1.530877          40,785
    Remaining contract charges      4,274,574            --       6,809,286
 2008  Lowest contract charges      3,842,320      1.151245       4,423,452
    Highest contract charges           24,542      1.092461          26,811
    Remaining contract charges      4,327,902            --       4,878,024
 2007  Lowest contract charges      3,516,606      1.756853       6,178,160
    Highest contract charges           25,098      1.688134          42,369
    Remaining contract charges      4,667,508            --       8,069,954
 2006  Lowest contract charges      1,597,994      1.567011       2,504,073
    Highest contract charges           18,105      1.524647          27,606
    Remaining contract charges      3,469,048            --       5,375,209
BB&T TOTAL RETURN BOND VIF
 2010  Lowest contract charges      2,518,378      1.289323       3,247,003
    Highest contract charges           90,173      1.214340         109,501
    Remaining contract charges      3,104,978            --       3,883,614
 2009  Lowest contract charges      2,609,902      1.210523       3,159,346
    Highest contract charges           99,531      1.151006         114,561
    Remaining contract charges      3,411,841            --       4,025,659
 2008  Lowest contract charges      2,173,067      1.127745       2,450,666
    Highest contract charges          123,565      1.082537         133,764
    Remaining contract charges      3,593,638            --       3,968,849
 2007  Lowest contract charges      1,239,170      1.103453       1,367,366
    Highest contract charges           44,011      1.069333          47,063
    Remaining contract charges      1,375,560            --       1,495,715
 2006  Lowest contract charges        932,454      1.048296         977,488
    Highest contract charges          572,194      1.035633         592,584
    Remaining contract charges        332,113            --         345,634

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
BB&T SELECT EQUITY VIF+
 2010  Lowest contract charges        1.15%             1.26%             10.65%
    Highest contract charges          2.40%             1.27%              9.28%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.15%             0.99%             17.14%
    Highest contract charges          2.40%             0.99%             15.69%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             1.64%            (38.15)%
    Highest contract charges          2.41%             1.67%            (38.92)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             2.16%             (6.95)%
    Highest contract charges          2.38%             2.19%             (8.10)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             1.32%             19.90%
    Highest contract charges          2.10%             1.36%             18.76%
    Remaining contract charges          --                --                 --
BB&T SPECIAL OPPORTUNITIES
 EQUITY VIF
 2010  Lowest contract charges        1.15%             0.06%             14.91%
    Highest contract charges          2.40%             0.07%             13.48%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.15%               --              41.89%
    Highest contract charges          2.40%               --              40.13%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             0.13%            (34.47)%
    Highest contract charges          2.41%             0.13%            (35.29)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%               --              12.12%
    Highest contract charges          2.39%               --              10.72%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             0.06%             23.29%
    Highest contract charges          2.38%             0.05%             21.75%
    Remaining contract charges          --                --                 --
BB&T TOTAL RETURN BOND VIF
 2010  Lowest contract charges        1.15%             3.87%              6.51%
    Highest contract charges          2.10%             3.87%              5.50%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.15%             3.99%              7.34%
    Highest contract charges          2.10%             3.99%              6.33%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             4.10%              2.20%
    Highest contract charges          2.09%             4.09%              1.24%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.15%             4.32%              5.26%
    Highest contract charges          2.08%             4.21%              4.27%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             4.33%              2.29%
    Highest contract charges          1.65%             4.33%              1.78%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA
 GROWTH FUND+
 2010  Lowest contract charges         67,157     $0.822613         $55,244
    Highest contract charges              400     12.595498           5,038
    Remaining contract charges        282,308            --         268,289
 2009  Lowest contract charges         72,627      0.970138          70,459
    Highest contract charges           82,859      0.701269          58,107
    Remaining contract charges        149,991            --         110,767
 2008  Lowest contract charges          6,324      0.674791           4,267
    Highest contract charges           41,956      0.497429          20,870
    Remaining contract charges        120,867            --          62,884
 2007  Lowest contract charges          6,324      0.939459           5,941
    Highest contract charges           39,386      0.697741          27,481
    Remaining contract charges         15,226            --          10,913
 2006  Lowest contract charges          6,324      0.850503           5,379
    Highest contract charges           41,273      0.636425          26,266
    Remaining contract charges         15,259            --           9,933
WELLS FARGO ADVANTAGE VT CORE
 EQUITY FUND+
 2010  Lowest contract charges         80,731      1.509179         121,838
    Highest contract charges              376     15.590804           5,863
    Remaining contract charges        148,318            --         213,331
 2009  Lowest contract charges         27,764      1.310831          36,393
    Highest contract charges           82,814      1.237084         102,448
    Remaining contract charges         52,415            --          66,186
 2008  Lowest contract charges         14,707      0.974565          14,332
    Highest contract charges           22,594      0.871258          19,686
    Remaining contract charges         95,243            --          89,705
 2007  Lowest contract charges         14,712      1.468101          21,599
    Highest contract charges           22,613      1.329012          30,053
    Remaining contract charges        136,071            --         194,677
 2006  Lowest contract charges          9,801      1.371376          13,441
    Highest contract charges           22,613      1.257064          28,426
    Remaining contract charges        113,390            --         150,716

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA
 GROWTH FUND+
 2010  Lowest contract charges        0.50%             0.89%             17.30%
    Highest contract charges            --                --              25.96%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.14%               --              42.32%
    Highest contract charges          2.09%             0.85%             40.98%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.35%               --             (28.17)%
    Highest contract charges          2.10%               --             (28.71)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.34%             0.54%             10.46%
    Highest contract charges          2.09%             0.54%              9.63%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.36%               --               4.59%
    Highest contract charges          2.09%               --               3.81%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT CORE
 EQUITY FUND+
 2010  Lowest contract charges        1.15%             0.40%             15.13%
    Highest contract charges          0.02%               --              13.76%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.15%             1.79%             34.50%
    Highest contract charges          2.08%             1.76%             33.23%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             1.56%            (33.62)%
    Highest contract charges          2.41%             1.55%            (34.44)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.15%             1.26%              7.05%
    Highest contract charges          2.39%             1.13%              5.72%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.14%             2.42%             11.38%
    Highest contract charges          2.40%             1.28%             10.00%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
 2010  Lowest contract charges          1,928    $10.437162         $20,121
    Highest contract charges              643     14.503942           9,326
    Remaining contract charges      5,877,921            --      58,671,833
 2009  Lowest contract charges          2,418      9.150684          22,122
    Highest contract charges            3,499      8.427667          29,492
    Remaining contract charges      6,336,343            --      55,846,152
 2008  Lowest contract charges          2,419      7.098308          17,168
    Highest contract charges            3,511      6.649588          23,344
    Remaining contract charges      6,840,926            --      47,126,706
 2007  Lowest contract charges          2,368     12.505825          29,618
    Highest contract charges            1,471     11.916841          17,524
    Remaining contract charges      6,052,797            --      74,004,319
 2006  Lowest contract charges          1,221     12.441638          15,189
    Highest contract charges            1,313     12.058974          15,827
    Remaining contract charges      4,146,426            --      50,809,619
FIDELITY VIP GROWTH PORTFOLIO
 2010  Lowest contract charges            325     11.621232           3,771
    Highest contract charges           13,877     10.553719         146,458
    Remaining contract charges      1,838,562            --      20,477,733
 2009  Lowest contract charges            371      9.453023           3,507
    Highest contract charges           15,928      8.727311         139,005
    Remaining contract charges      1,936,072            --      17,665,983
 2008  Lowest contract charges          1,109      7.442810           8,254
    Highest contract charges           16,474      6.985734         115,085
    Remaining contract charges      2,000,371            --      14,477,211
 2007  Lowest contract charges            283     14.231633           4,030
    Highest contract charges           23,554     13.580692         319,878
    Remaining contract charges      1,814,655            --      25,305,045
 2006  Lowest contract charges        511,524     11.237773       5,748,387
    Highest contract charges           18,012     10.982519         197,822
    Remaining contract charges        815,662            --       9,072,105
FIDELITY VIP CONTRAFUND(R)
 PORTFOLIO
 2010  Lowest contract charges         49,551     13.030114         645,658
    Highest contract charges            8,790     11.798816         103,716
    Remaining contract charges     25,028,306            --     313,048,273
 2009  Lowest contract charges         56,557     11.227714         635,002
    Highest contract charges            9,084     10.340831          93,934
    Remaining contract charges     27,513,310            --     298,513,169
 2008  Lowest contract charges         59,160      8.350476         494,018
    Highest contract charges            7,760      7.822733          60,706
    Remaining contract charges     30,338,331            --     246,528,643
 2007  Lowest contract charges         54,366     14.680736         798,132
    Highest contract charges            3,704     13.989471          51,819
    Remaining contract charges     28,504,981            --     409,972,991
 2006  Lowest contract charges         29,305     12.609462         369,520
    Highest contract charges            1,230     12.221659          15,026
    Remaining contract charges     17,712,167            --     220,223,388

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
 2010  Lowest contract charges        0.75%             1.49%             14.06%
    Highest contract charges          0.65%             2.14%             11.91%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             2.15%             28.91%
    Highest contract charges          2.45%             2.13%             26.74%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             2.41%            (43.24)%
    Highest contract charges          2.44%             3.41%            (44.20)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             2.13%              0.52%
    Highest contract charges          2.44%             1.73%             (1.18)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             2.58%             19.03%
    Highest contract charges          2.46%             3.23%             17.03%
    Remaining contract charges          --                --                 --
FIDELITY VIP GROWTH PORTFOLIO
 2010  Lowest contract charges        0.75%             0.03%             22.94%
    Highest contract charges          2.40%             0.03%             20.93%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             0.21%             27.01%
    Highest contract charges          2.40%             0.20%             24.93%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.79%            (47.70)%
    Highest contract charges          2.41%             0.56%            (48.56)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.04%             25.71%
    Highest contract charges          2.39%             0.36%             23.66%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             0.08%              5.35%
    Highest contract charges          2.39%             0.07%              4.05%
    Remaining contract charges          --                --                 --
FIDELITY VIP CONTRAFUND(R)
 PORTFOLIO
 2010  Lowest contract charges        0.75%             0.98%             16.05%
    Highest contract charges          2.45%             1.02%             14.10%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             1.19%             34.46%
    Highest contract charges          2.45%             1.36%             32.19%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.83%            (43.12)%
    Highest contract charges          2.45%             0.98%            (44.08)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.91%             16.43%
    Highest contract charges          2.44%             1.08%             14.47%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.20%             10.60%
    Highest contract charges          2.43%             1.64%              8.74%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO
 2010  Lowest contract charges         10,732    $15.251669        $163,684
    Highest contract charges              436     13.810622           6,016
    Remaining contract charges      5,969,381            --      87,071,644
 2009  Lowest contract charges         10,760     11.951681         128,603
    Highest contract charges                9     11.007723             100
    Remaining contract charges      6,455,114            --      74,282,613
 2008  Lowest contract charges          9,643      8.616452          83,092
    Highest contract charges                9      8.071916              75
    Remaining contract charges      6,981,763            --      58,368,389
 2007  Lowest contract charges          9,991     14.374716         143,613
    Highest contract charges               98     13.697774           1,341
    Remaining contract charges      7,126,361            --     100,134,912
 2006  Lowest contract charges         10,260     12.556903         128,829
    Highest contract charges           46,288     12.181858         563,871
    Remaining contract charges      5,314,751            --      65,719,730
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2010  Lowest contract charges          1,088     11.936816          12,989
    Highest contract charges            3,938     10.808474          42,564
    Remaining contract charges        749,171            --       8,552,771
 2009  Lowest contract charges          1,093      9.519435          10,404
    Highest contract charges            3,941      8.767188          34,549
    Remaining contract charges        698,803            --       6,417,013
 2008  Lowest contract charges          1,100      6.103049           6,712
    Highest contract charges            3,944      5.717159          22,546
    Remaining contract charges        572,998            --       3,397,860
 2007  Lowest contract charges          1,104     12.622679          13,936
    Highest contract charges            2,789     12.028191          33,549
    Remaining contract charges        557,840            --       6,900,980
 2006  Lowest contract charges            391     12.017161           4,700
    Highest contract charges            4,090     11.701169          47,850
    Remaining contract charges        263,827            --       3,137,762
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2010  Lowest contract charges         46,791      8.678976         406,097
    Highest contract charges              547      8.330097           4,559
    Remaining contract charges         91,147            --         780,850
 2009  Lowest contract charges         16,697      7.440982         124,240
    Highest contract charges              548      7.231608           3,962
    Remaining contract charges         41,726            --         306,783
 2008  Lowest contract charges          7,698      5.543220          42,673
    Highest contract charges              549      5.455028           2,992
    Remaining contract charges         33,591            --         184,988
 2007  Lowest contract charges            457      9.560421           4,365
    Highest contract charges              188      9.539030           1,793
    Remaining contract charges          1,621            --          15,481

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO
 2010  Lowest contract charges        0.75%             0.12%             27.61%
    Highest contract charges          2.46%             0.15%             25.46%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             0.47%             38.71%
    Highest contract charges          2.56%             0.46%             36.37%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.25%            (40.06)%
    Highest contract charges          2.46%             0.20%            (41.07)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.46%             14.48%
    Highest contract charges          2.42%             1.43%             12.55%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.10%             11.56%
    Highest contract charges          2.40%             0.13%              9.74%
    Remaining contract charges          --                --                 --
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2010  Lowest contract charges        0.75%             0.31%             25.39%
    Highest contract charges          2.45%             0.30%             23.28%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             0.38%             55.98%
    Highest contract charges          2.45%             0.38%             53.35%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.56%            (51.65)%
    Highest contract charges          2.46%             0.76%            (52.47)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.34%              4.65%
    Highest contract charges          2.43%             0.83%              2.89%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.94%             0.35%             14.91%
    Highest contract charges          2.40%             0.10%             13.26%
    Remaining contract charges          --                --                 --
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2010  Lowest contract charges        1.15%             0.11%             16.64%
    Highest contract charges          2.40%             0.20%             15.19%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.14%             0.02%             34.24%
    Highest contract charges          2.40%             0.01%             32.57%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             0.57%            (42.02)%
    Highest contract charges          2.42%             0.50%            (42.74)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.30%             0.41%             (0.91)%
    Highest contract charges          0.50%             0.34%             (1.01)%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES
 FUND
 2010  Lowest contract charges          3,572    $10.868618         $38,822
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2009  Lowest contract charges          1,613      9.754336          15,732
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2010  Lowest contract charges         89,318      1.319964         117,896
    Highest contract charges            6,926      7.777244          53,865
    Remaining contract charges        244,815            --       2,503,789
 2009  Lowest contract charges        157,778      1.047791         165,319
    Highest contract charges            7,432      6.254241          46,480
    Remaining contract charges        322,299            --       2,588,452
 2008  Lowest contract charges        165,875      0.739330         122,636
    Highest contract charges            9,611      4.470802          42,970
    Remaining contract charges        334,796            --       1,852,425
 2007  Lowest contract charges        173,959      1.302551         226,591
    Highest contract charges            9,673      7.980030          77,194
    Remaining contract charges        374,516            --       3,653,878
 2006  Lowest contract charges        182,240      1.186237         216,179
    Highest contract charges            9,840      7.362563          72,453
    Remaining contract charges        456,023            --       4,035,654
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2010  Lowest contract charges            189     11.389367           2,153
    Highest contract charges                7     11.292781              79
    Remaining contract charges             --            --              --
 2009  Lowest contract charges            186      8.977355           1,671
    Highest contract charges                7      8.927940              63
    Remaining contract charges             --            --              --
 2008  Lowest contract charges              7      7.009158              51
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
FRANKLIN INCOME SECURITIES
 FUND
 2010  Lowest contract charges        1.00%             7.24%             11.42%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.99%               --              34.03%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2010  Lowest contract charges        1.30%               --              25.98%
    Highest contract charges          2.60%               --              24.35%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.30%               --              41.72%
    Highest contract charges          2.60%               --              39.89%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%               --             (43.24)%
    Highest contract charges          2.61%               --             (43.98)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%               --               9.81%
    Highest contract charges          2.59%               --               8.39%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%               --               7.29%
    Highest contract charges          2.60%               --               5.90%
    Remaining contract charges          --                --                 --
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2010  Lowest contract charges        1.00%             0.65%             26.87%
    Highest contract charges          0.78%             0.69%             26.49%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.97%             0.77%             27.76%
    Highest contract charges          0.80%             1.87%             27.38%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.59%               --             (34.98)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2010  Lowest contract charges         57,162     $1.793457        $102,518
    Highest contract charges           11,563     16.906020         195,491
    Remaining contract charges        391,830            --       7,322,931
 2009  Lowest contract charges         55,073      1.633768          89,977
    Highest contract charges           11,836     15.602173         184,672
    Remaining contract charges        470,454            --       7,999,121
 2008  Lowest contract charges         58,377      1.312418          76,615
    Highest contract charges           12,672     12.697219         160,897
    Remaining contract charges        511,897            --       7,042,185
 2007  Lowest contract charges         59,373      1.494425          88,728
    Highest contract charges           17,301     14.647354         253,410
    Remaining contract charges      1,008,914            --      15,888,302
 2006  Lowest contract charges         59,086      1.425577          84,232
    Highest contract charges           14,521     14.155259         205,538
    Remaining contract charges        728,447            --      10,986,528
MUTUAL SHARES SECURITIES FUND
 2010  Lowest contract charges          4,803      9.229000          44,331
    Highest contract charges            6,214     13.504929          83,924
    Remaining contract charges        589,645            --       7,066,315
 2009  Lowest contract charges          2,392      8.393589          20,078
    Highest contract charges            2,730     12.646702          34,530
    Remaining contract charges        713,012            --       7,634,783
 2008  Lowest contract charges        146,633      0.948803         139,125
    Highest contract charges            9,926     10.149532         100,745
    Remaining contract charges        650,342            --       6,945,558
 2007  Lowest contract charges        146,639      1.528406         224,125
    Highest contract charges            7,321     16.564137         121,266
    Remaining contract charges        788,740            --      13,650,972
 2006  Lowest contract charges        146,646      1.496340         219,432
    Highest contract charges            7,407     16.428819         121,691
    Remaining contract charges        862,099            --      14,686,603

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2010  Lowest contract charges        1.30%             4.71%              9.77%
    Highest contract charges          2.60%             4.66%              8.36%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.30%             7.21%             24.49%
    Highest contract charges          2.60%             7.88%             22.88%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             6.99%            (12.18)%
    Highest contract charges          2.61%             6.02%            (13.31)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             5.14%              4.83%
    Highest contract charges          2.59%             5.30%              3.48%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             3.80%              7.10%
    Highest contract charges          2.60%             4.71%              5.72%
    Remaining contract charges          --                --                 --
MUTUAL SHARES SECURITIES FUND
 2010  Lowest contract charges        1.00%             1.81%              9.95%
    Highest contract charges          2.60%             1.49%              8.34%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.99%             2.32%             24.69%
    Highest contract charges          2.83%             4.25%             22.51%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             3.03%            (37.92)%
    Highest contract charges          2.61%             3.46%            (38.73)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             1.42%              2.14%
    Highest contract charges          2.59%             1.43%              0.82%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             1.27%             16.85%
    Highest contract charges          2.60%             1.22%             15.34%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2010  Lowest contract charges         17,189     $3.179308         $54,648
    Highest contract charges            2,421     23.261869          56,314
    Remaining contract charges         63,162            --       1,517,991
 2009  Lowest contract charges         17,189      2.733475          46,984
    Highest contract charges            5,233     20.261118         106,021
    Remaining contract charges         74,848            --       1,559,183
 2008  Lowest contract charges         24,120      1.597720          38,538
    Highest contract charges            5,268     11.997433          63,198
    Remaining contract charges         83,529            --       1,029,054
 2007  Lowest contract charges         64,890      3.416340         221,687
    Highest contract charges            4,766     25.990444         123,860
    Remaining contract charges        105,298            --       2,809,279
 2006  Lowest contract charges         64,890      2.681166         173,982
    Highest contract charges            4,903     20.664228         101,294
    Remaining contract charges        139,663            --       2,938,622
TEMPLETON GROWTH SECURITIES
 FUND
 2010  Lowest contract charges          4,340      8.773263          38,073
    Highest contract charges            5,040     10.866004          54,765
    Remaining contract charges        154,775            --       1,819,899
 2009  Lowest contract charges          1,807      8.257399          14,918
    Highest contract charges            5,099     10.384194          52,945
    Remaining contract charges        192,871            --       2,011,496
 2008  Lowest contract charges         14,201      0.866879          12,310
    Highest contract charges            6,190      8.129257          50,318
    Remaining contract charges        189,294            --       1,641,810
 2007  Lowest contract charges         14,201      1.522683          21,623
    Highest contract charges            6,261     14.466570          90,570
    Remaining contract charges        254,258            --       3,891,874
 2006  Lowest contract charges         14,201      1.507218          21,403
    Highest contract charges            6,249     14.507161          90,667
    Remaining contract charges        275,039            --       4,187,992
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2010  Lowest contract charges            194     13.096251           2,536
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2009  Lowest contract charges            196     11.609181           2,275
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2008  Lowest contract charges            199      9.917849           1,969
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2010  Lowest contract charges        1.30%             1.82%             16.31%
    Highest contract charges          2.60%             2.44%             14.81%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.30%             6.10%             71.09%
    Highest contract charges          2.60%             4.60%             68.88%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.31%             3.06%            (53.23)%
    Highest contract charges          2.61%             3.05%            (53.84)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             2.51%             27.42%
    Highest contract charges          2.59%             2.51%             25.78%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             1.21%             26.77%
    Highest contract charges          2.60%             0.94%             25.14%
    Remaining contract charges          --                --                 --
TEMPLETON GROWTH SECURITIES
 FUND
 2010  Lowest contract charges        1.00%             1.46%              6.25%
    Highest contract charges          2.60%             1.36%              4.64%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.99%               --              29.68%
    Highest contract charges          2.60%             3.24%             27.74%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             1.78%            (43.07)%
    Highest contract charges          2.61%             1.78%            (43.81)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             1.32%              1.03%
    Highest contract charges          2.59%             1.31%             (0.28)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             1.32%             20.24%
    Highest contract charges          2.59%             0.99%             18.68%
    Remaining contract charges          --                --                 --
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2010  Lowest contract charges        1.30%             1.43%             12.81%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.30%            14.43%             17.05%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.09%               --               0.06%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND+
 2010  Lowest contract charges            316     $1.252295            $396
    Highest contract charges           17,684      1.128099          19,949
    Remaining contract charges     20,615,578            --      29,623,706
 2009  Lowest contract charges             80      1.125166              91
    Highest contract charges           27,331      1.030947          28,177
    Remaining contract charges     17,094,519            --      22,528,961
 2008  Lowest contract charges             80      0.870096              70
    Highest contract charges           27,329      0.810892          22,161
    Remaining contract charges     17,948,153            --      18,254,332
 2007  Lowest contract charges             80      1.282397             103
    Highest contract charges           10,879      1.215681          13,226
    Remaining contract charges     18,497,233            --      28,273,820
 2006  Lowest contract charges      5,012,687      1.192989       5,980,081
    Highest contract charges           29,829      1.168295          34,849
    Remaining contract charges      9,431,546            --      14,965,696
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2010  Lowest contract charges        459,239      1.781162         817,979
    Highest contract charges            2,405     12.024711          28,924
    Remaining contract charges    202,810,928            --     382,282,034
 2009  Lowest contract charges        492,121      1.669168         821,433
    Highest contract charges           22,864      1.537354          35,149
    Remaining contract charges    212,402,036            --     377,198,297
 2008  Lowest contract charges        558,296      1.462244         816,365
    Highest contract charges           24,349      1.369854          33,354
    Remaining contract charges    220,614,875            --     345,105,061
 2007  Lowest contract charges        423,040      1.594851         674,686
    Highest contract charges           38,751      1.519717          58,890
    Remaining contract charges    226,272,880            --     385,531,728
 2006  Lowest contract charges        209,162      1.535168         321,099
    Highest contract charges           36,028      1.487922          53,607
    Remaining contract charges    148,050,226            --     240,954,084
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2010  Lowest contract charges            612     12.374494           7,572
    Highest contract charges            1,972     16.801253          33,139
    Remaining contract charges      3,721,213            --      45,281,638
 2009  Lowest contract charges            651     10.701705           6,968
    Highest contract charges            1,972     14.808455          29,209
    Remaining contract charges      3,384,134            --      35,853,224
 2008  Lowest contract charges            575      7.401954           4,255
    Highest contract charges            5,070      7.371198          37,375
    Remaining contract charges        554,280            --       4,093,698

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD ADVISERS HLS FUND+
 2010  Lowest contract charges        0.92%             1.74%             11.30%
    Highest contract charges          2.45%             1.34%              9.42%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.03%             2.34%             29.32%
    Highest contract charges          2.45%             2.32%             27.14%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.07%             3.19%            (32.15)%
    Highest contract charges          2.44%             3.82%            (33.30)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.03%             3.08%              5.84%
    Highest contract charges          2.45%             1.32%              4.06%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             3.09%              9.44%
    Highest contract charges          2.45%             3.11%              8.02%
    Remaining contract charges          --                --                 --
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2010  Lowest contract charges        0.75%             4.01%              6.71%
    Highest contract charges          1.47%            12.32%              4.70%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             3.75%             14.15%
    Highest contract charges          2.45%             3.87%             12.23%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             7.52%             (8.32)%
    Highest contract charges          2.46%             5.84%             (9.86)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             6.95%              3.89%
    Highest contract charges          2.44%             5.47%              2.14%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             7.85%              4.02%
    Highest contract charges          2.45%             5.20%              2.27%
    Remaining contract charges          --                --                 --
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2010  Lowest contract charges        0.75%             0.76%             15.63%
    Highest contract charges          2.65%             0.78%             13.46%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             0.82%             44.58%
    Highest contract charges          0.31%             0.79%             41.86%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.18%               --              (1.63)%
    Highest contract charges          0.58%             7.72%             (1.85)%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2010  Lowest contract charges        356,738     $1.662078        $592,926
    Highest contract charges           18,957      1.414152          26,807
    Remaining contract charges    150,163,241            --     261,949,151
 2009  Lowest contract charges        388,543      1.479238         574,748
    Highest contract charges           17,288      1.280144          22,132
    Remaining contract charges    161,411,017            --     251,483,911
 2008  Lowest contract charges        411,440      1.195400         491,835
    Highest contract charges           17,821      1.052246          18,752
    Remaining contract charges    171,693,636            --     217,700,320
 2007  Lowest contract charges        374,714      1.782505         667,929
    Highest contract charges           42,952      1.596005          68,551
    Remaining contract charges    164,806,209            --     312,241,243
 2006  Lowest contract charges        198,226      1.658967         328,851
    Highest contract charges           49,964      1.510859          75,489
    Remaining contract charges     97,489,688            --     170,236,123
HARTFORD GLOBAL RESEARCH HLS
 FUND+
 2010  Lowest contract charges         46,946      9.947741         467,010
    Highest contract charges           25,596      9.683133         247,846
    Remaining contract charges         26,358            --         258,677
 2009  Lowest contract charges         34,867      8.673876         302,428
    Highest contract charges              506      8.476750           4,287
    Remaining contract charges         41,331            --         355,403
 2008  Lowest contract charges          8,991      6.173557          55,509
    Highest contract charges              284      6.109152           1,738
    Remaining contract charges            733            --           4,511
HARTFORD GLOBAL GROWTH HLS
 FUND
 2010  Lowest contract charges          6,819      1.282407           8,745
    Highest contract charges          125,748      1.164579         146,444
    Remaining contract charges      3,768,549            --       5,917,584
 2009  Lowest contract charges          6,894      1.130896           7,796
    Highest contract charges          125,123      1.044061         130,636
    Remaining contract charges      4,062,240            --       5,584,723
 2008  Lowest contract charges          4,236      0.840008           3,558
    Highest contract charges          133,511      0.788413         105,261
    Remaining contract charges      4,329,076            --       4,419,027
 2007  Lowest contract charges          3,814      1.780206           6,789
    Highest contract charges          116,924      1.698782         198,628
    Remaining contract charges      3,935,160            --       8,685,113
 2006  Lowest contract charges          3,095      1.434316           4,440
    Highest contract charges          108,623      1.391475         151,144
    Remaining contract charges      2,713,332            --       4,949,323

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2010  Lowest contract charges        0.75%             1.92%             12.36%
    Highest contract charges          2.45%             2.02%             10.47%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             2.29%             23.74%
    Highest contract charges          2.45%             2.31%             21.66%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             2.31%            (32.94)%
    Highest contract charges          2.46%             1.65%            (34.07)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             2.36%              7.45%
    Highest contract charges          2.44%             1.56%              5.64%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             3.25%             19.46%
    Highest contract charges          2.45%             2.01%             17.45%
    Remaining contract charges          --                --                 --
HARTFORD GLOBAL RESEARCH HLS
 FUND+
 2010  Lowest contract charges        1.15%             1.43%             14.69%
    Highest contract charges          2.10%             2.23%             13.60%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.14%             1.75%             40.50%
    Highest contract charges          2.40%             1.15%             38.76%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.96%             1.91%            (41.13)%
    Highest contract charges          2.00%             0.66%            (41.62)%
    Remaining contract charges          --                --                 --
HARTFORD GLOBAL GROWTH HLS
 FUND
 2010  Lowest contract charges        0.75%             0.27%             13.40%
    Highest contract charges          2.40%             0.28%             11.54%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             1.00%             34.63%
    Highest contract charges          2.40%             0.74%             32.43%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.75%            (52.81)%
    Highest contract charges          2.41%             0.77%            (53.59)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.05%             24.12%
    Highest contract charges          2.39%             0.05%             22.09%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.72%             1.91%             13.29%
    Highest contract charges          2.40%             0.95%             11.44%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2010  Lowest contract charges         56,315     $1.125208         $63,366
    Highest contract charges            4,940     14.163838          69,973
    Remaining contract charges    138,004,651            --     161,868,432
 2009  Lowest contract charges         49,172      0.994065          48,880
    Highest contract charges           28,541      1.078275          30,776
    Remaining contract charges    154,554,633            --     161,146,662
 2008  Lowest contract charges        102,951      0.797115          82,064
    Highest contract charges           28,100      0.879458          24,713
    Remaining contract charges    172,583,463            --     145,020,936
 2007  Lowest contract charges         90,995      1.280301         116,501
    Highest contract charges           27,543      1.436846          39,576
    Remaining contract charges    192,860,809            --     262,224,176
 2006  Lowest contract charges         61,121      1.190599          72,770
    Highest contract charges           11,134      1.359078          15,133
    Remaining contract charges    149,763,253            --     190,203,459
HARTFORD GROWTH HLS FUND+
 2010  Lowest contract charges         84,154      1.437446         120,966
    Highest contract charges           11,405      1.266333          14,442
    Remaining contract charges      8,209,597            --      11,101,435
 2009  Lowest contract charges         85,357      1.213267         103,561
    Highest contract charges           11,405      1.087144          12,399
    Remaining contract charges      7,745,496            --       8,896,121
 2008  Lowest contract charges         87,810      0.910599          79,960
    Highest contract charges           12,028      0.829923           9,982
    Remaining contract charges      8,683,289            --       7,538,746
 2007  Lowest contract charges         75,468      1.576049         118,941
    Highest contract charges           35,346      1.465205          51,789
    Remaining contract charges      8,164,821            --      12,372,154
 2006  Lowest contract charges         72,541      1.359730          98,637
    Highest contract charges           28,070      1.285135          36,073
    Remaining contract charges      6,327,770            --       8,327,937

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2010  Lowest contract charges        0.75%             1.38%             13.19%
    Highest contract charges          0.65%             1.77%             11.07%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.76%             1.20%             24.71%
    Highest contract charges          2.45%             1.61%             22.61%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             1.28%            (37.74)%
    Highest contract charges          2.46%             1.22%            (38.79)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.17%              7.53%
    Highest contract charges          2.44%             1.32%              5.72%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.98%             11.61%
    Highest contract charges          2.46%             0.98%              9.73%
    Remaining contract charges          --                --                 --
HARTFORD GROWTH HLS FUND+
 2010  Lowest contract charges        0.75%             0.03%             18.48%
    Highest contract charges          2.45%             0.03%             16.48%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             0.48%             33.24%
    Highest contract charges          2.45%             0.47%             30.99%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.27%            (42.22)%
    Highest contract charges          2.45%             0.34%            (43.20)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.02%             15.91%
    Highest contract charges          2.40%             0.02%             14.01%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.07%              3.83%
    Highest contract charges          2.40%             0.06%              2.13%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2010  Lowest contract charges         90,040     $1.701546        $153,207
    Highest contract charges          135,736      1.499092         203,481
    Remaining contract charges     23,413,085            --      38,689,838
 2009  Lowest contract charges        101,805      1.458218         148,453
    Highest contract charges          135,760      1.306706         177,398
    Remaining contract charges     26,899,789            --      38,101,834
 2008  Lowest contract charges         99,874      1.133580         113,215
    Highest contract charges          135,791      1.033217         140,302
    Remaining contract charges     30,192,935            --      33,454,034
 2007  Lowest contract charges         53,177      2.102007         111,777
    Highest contract charges          123,441      1.948859         240,570
    Remaining contract charges     25,614,268            --      53,103,236
 2006  Lowest contract charges         26,657      1.633478          43,544
    Highest contract charges          394,603      1.584678         625,319
    Remaining contract charges     16,492,530            --      26,726,829
HARTFORD HIGH YIELD HLS FUND
 2010  Lowest contract charges         10,474      1.811122          18,969
    Highest contract charges            7,654      1.651288          12,639
    Remaining contract charges     25,540,564            --      45,214,874
 2009  Lowest contract charges         13,208      1.571038          20,750
    Highest contract charges            7,660      1.456931          11,161
    Remaining contract charges     26,076,771            --      40,008,963
 2008  Lowest contract charges         27,232      1.052015          28,648
    Highest contract charges            7,761      0.992304           7,701
    Remaining contract charges     19,363,847            --      20,097,618
 2007  Lowest contract charges         26,014      1.417630          36,878
    Highest contract charges            1,094      1.360119           1,488
    Remaining contract charges     18,509,352            --      26,096,976
 2006  Lowest contract charges         28,682      1.389570          39,855
    Highest contract charges            2,380      1.356048           3,228
    Remaining contract charges     10,109,440            --      13,989,305

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2010  Lowest contract charges        0.75%             0.02%             16.69%
    Highest contract charges          2.45%             0.02%             14.72%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             0.52%             28.64%
    Highest contract charges          2.45%             0.53%             26.47%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.52%            (46.07)%
    Highest contract charges          2.46%             0.43%            (46.98)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.20%             28.68%
    Highest contract charges          2.42%             0.30%             26.52%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.45%             11.22%
    Highest contract charges          2.39%             1.05%              9.40%
    Remaining contract charges          --                --                 --
HARTFORD HIGH YIELD HLS FUND
 2010  Lowest contract charges        0.75%             0.67%             15.28%
    Highest contract charges          2.45%             0.68%             13.34%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             7.75%             49.34%
    Highest contract charges          2.45%             9.42%             46.82%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%            10.56%            (25.79)%
    Highest contract charges          2.44%            12.58%            (27.04)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             7.32%              2.02%
    Highest contract charges          2.46%             6.72%              0.30%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%            18.77%             10.34%
    Highest contract charges          2.44%            12.84%              8.48%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 2010  Lowest contract charges        151,239     $1.048831        $158,624
    Highest contract charges           53,243      0.986741          52,537
    Remaining contract charges      5,661,530            --       7,354,731
 2009  Lowest contract charges        116,295      0.921031         107,111
    Highest contract charges           62,324      0.880900          54,901
    Remaining contract charges      6,142,930            --       6,941,534
 2008  Lowest contract charges         83,000      0.735613          61,056
    Highest contract charges           66,994      0.715272          47,919
    Remaining contract charges      6,044,316            --       5,390,259
 2007  Lowest contract charges         54,673      1.178530          64,434
    Highest contract charges           96,120      1.165052         111,985
    Remaining contract charges      6,164,322            --       8,995,851
 2006  Lowest contract charges         33,344      1.128688          37,635
    Highest contract charges          103,408      1.134339         117,301
    Remaining contract charges      4,395,681            --       6,005,411
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND+
 2010  Lowest contract charges        175,790      1.524253         267,949
    Highest contract charges              818     15.496334          12,670
    Remaining contract charges     50,528,894            --      82,240,261
 2009  Lowest contract charges         72,416      1.341398          97,138
    Highest contract charges              443      8.952868           3,967
    Remaining contract charges     37,087,202            --      53,028,620
 2008  Lowest contract charges         68,231      1.012667          69,095
    Highest contract charges              444      6.874800           3,050
    Remaining contract charges     41,518,842            --      45,137,481
 2007  Lowest contract charges         66,471      1.766656         117,431
    Highest contract charges              111     12.199778           1,356
    Remaining contract charges     41,374,578            --      78,599,367
 2006  Lowest contract charges          7,539      1.396856          10,531
    Highest contract charges          596,472      1.374614         819,919
    Remaining contract charges     32,437,370            --      48,944,345
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND+
 2010  Lowest contract charges        211,420      9.360642       1,979,030
    Highest contract charges            1,353      8.984389          12,155
    Remaining contract charges        265,385            --       2,446,430
 2009  Lowest contract charges        523,670      7.524996       3,940,616
    Highest contract charges            1,081      7.313253           7,903
    Remaining contract charges        297,917            --       2,210,994
 2008  Lowest contract charges         31,522      5.147819         162,272
    Highest contract charges              696      5.065890           3,527
    Remaining contract charges         72,098            --         368,533
 2007  Lowest contract charges          2,112      9.797763          20,695
    Highest contract charges              118      9.777219           1,151
    Remaining contract charges         13,043            --         127,623

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD INDEX HLS FUND
 2010  Lowest contract charges        0.75%             2.08%             13.88%
    Highest contract charges          2.40%             1.53%             12.02%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             2.58%             25.21%
    Highest contract charges          2.40%             2.07%             23.16%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             2.85%            (37.58)%
    Highest contract charges          2.42%             2.32%            (38.61)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             2.18%              4.42%
    Highest contract charges          2.40%             1.64%              2.71%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             2.60%             14.59%
    Highest contract charges          2.40%             1.85%             12.72%
    Remaining contract charges          --                --                 --
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND+
 2010  Lowest contract charges        0.75%             1.43%             13.63%
    Highest contract charges          0.65%             1.57%             11.50%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             2.07%             32.46%
    Highest contract charges          2.45%             2.06%             30.23%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             2.38%            (42.68)%
    Highest contract charges          2.44%             2.80%            (43.65)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             2.00%             26.47%
    Highest contract charges          1.84%             5.50%             17.19%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             3.41%             23.53%
    Highest contract charges          2.40%             2.86%             21.51%
    Remaining contract charges          --                --                 --
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND+
 2010  Lowest contract charges        1.15%             0.58%             24.39%
    Highest contract charges          2.05%             0.83%             22.85%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.14%             0.68%             46.18%
    Highest contract charges          2.39%             0.49%             44.36%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.14%             0.65%            (47.46)%
    Highest contract charges          2.38%             0.54%            (48.11)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.28%             0.31%              2.96%
    Highest contract charges          0.40%               --               2.86%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS
 FUND+
 2010  Lowest contract charges         61,979    $12.310003        $762,967
    Highest contract charges              373     12.227077           4,558
    Remaining contract charges        127,103            --       1,559,230
HARTFORD MONEY MARKET HLS FUND
 2010  Lowest contract charges        165,776      1.208270         200,303
    Highest contract charges            1,848      0.986484           1,823
    Remaining contract charges     57,017,629            --      73,162,760
 2009  Lowest contract charges         35,641      1.217394          43,390
    Highest contract charges            1,851      1.010955           1,871
    Remaining contract charges     83,912,410            --     108,844,555
 2008  Lowest contract charges        102,478      1.225735         125,611
    Highest contract charges              627      1.035301             649
    Remaining contract charges    135,838,229            --     175,956,461
 2007  Lowest contract charges         87,011      1.209133         105,208
    Highest contract charges          142,702      1.038826         148,242
    Remaining contract charges     46,024,319            --      59,673,151
 2006  Lowest contract charges         80,942      1.160839          93,960
    Highest contract charges           17,435      1.014418          17,692
    Remaining contract charges     26,817,992            --      33,205,501
HARTFORD SMALL COMPANY HLS
 FUND
 2010  Lowest contract charges         35,284      1.703225          60,097
    Highest contract charges           15,760      1.369416          21,582
    Remaining contract charges     12,755,788            --      23,546,157
 2009  Lowest contract charges         33,695      1.382440          46,581
    Highest contract charges           15,075      1.130532          17,043
    Remaining contract charges     13,819,832            --      20,825,793
 2008  Lowest contract charges         32,338      1.077311          34,839
    Highest contract charges           15,340      0.896115          13,746
    Remaining contract charges     14,290,522            --      16,889,888
 2007  Lowest contract charges         32,283      1.827464          58,996
    Highest contract charges           17,781      1.546238          27,494
    Remaining contract charges      7,927,873            --      15,990,336
 2006  Lowest contract charges        397,547      1.575297         626,255
    Highest contract charges            2,708      1.387226           3,757
    Remaining contract charges        314,595            --         669,629

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD MIDCAP VALUE HLS
 FUND+
 2010  Lowest contract charges        0.49%             0.61%             23.10%
    Highest contract charges          1.03%             0.60%             22.27%
    Remaining contract charges          --                --                 --
HARTFORD MONEY MARKET HLS FUND
 2010  Lowest contract charges        0.75%               --              (0.75)%
    Highest contract charges          2.42%               --              (2.42)%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.76%             0.07%             (0.68)%
    Highest contract charges          2.45%             0.05%             (2.35)%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             2.05%              1.37%
    Highest contract charges          2.48%             2.81%             (0.34)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             4.80%              4.16%
    Highest contract charges          2.40%             4.61%              2.41%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.74%             4.86%              3.92%
    Highest contract charges          2.45%             4.59%              2.17%
    Remaining contract charges          --                --                 --
HARTFORD SMALL COMPANY HLS
 FUND
 2010  Lowest contract charges        0.75%               --              23.20%
    Highest contract charges          2.45%               --              21.13%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             0.01%             28.32%
    Highest contract charges          2.45%             0.01%             26.16%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.10%            (41.05)%
    Highest contract charges          2.46%             0.10%            (42.05)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             0.65%             13.37%
    Highest contract charges          2.42%             0.45%             11.46%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.73%             0.51%              2.42%
    Highest contract charges          1.57%             0.50%              1.64%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2010  Lowest contract charges         58,471     $1.600207         $93,566
    Highest contract charges            1,308      1.409738           1,844
    Remaining contract charges     13,463,826            --      20,554,199
 2009  Lowest contract charges         81,291      1.180637          95,975
    Highest contract charges            1,492      1.057909           1,578
    Remaining contract charges     15,148,508            --      17,314,268
 2008  Lowest contract charges         75,713      0.878590          66,521
    Highest contract charges            1,448      0.800757           1,159
    Remaining contract charges     14,359,268            --      12,326,654
 2007  Lowest contract charges         68,395      1.414586          96,750
    Highest contract charges            7,464      1.311438           9,788
    Remaining contract charges     15,442,898            --      21,398,728
 2006  Lowest contract charges         40,383      1.451976          58,635
    Highest contract charges            7,510      1.369188          10,282
    Remaining contract charges     12,949,178            --      18,672,317
HARTFORD STOCK HLS FUND
 2010  Lowest contract charges         15,477      1.037207          16,053
    Highest contract charges          127,771      0.969044         123,816
    Remaining contract charges     11,298,328            --      14,625,868
 2009  Lowest contract charges         18,799      0.910292          17,113
    Highest contract charges          126,419      0.864603         109,302
    Remaining contract charges     13,024,838            --      14,614,787
 2008  Lowest contract charges         18,780      0.647997          12,170
    Highest contract charges          134,070      0.625710          83,889
    Remaining contract charges     14,645,793            --      11,502,629
 2007  Lowest contract charges         18,539      1.148022          21,283
    Highest contract charges          130,175      1.127052         146,714
    Remaining contract charges     14,718,766            --      20,951,736
 2006  Lowest contract charges         16,145      1.092190          17,633
    Highest contract charges          102,478      1.090081         111,709
    Remaining contract charges     13,135,545            --      17,204,398

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2010  Lowest contract charges        0.75%               --              35.54%
    Highest contract charges          2.46%               --              33.26%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             0.09%             34.38%
    Highest contract charges          2.48%             0.09%             32.11%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.46%            (37.89)%
    Highest contract charges          2.48%             0.22%            (38.94)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.40%             (2.58)%
    Highest contract charges          2.45%             0.29%             (4.22)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.52%              6.06%
    Highest contract charges          2.45%             0.36%              4.27%
    Remaining contract charges          --                --                 --
HARTFORD STOCK HLS FUND
 2010  Lowest contract charges        0.75%             1.22%             13.94%
    Highest contract charges          2.40%             1.21%             12.08%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             1.65%             40.48%
    Highest contract charges          2.40%             1.59%             38.18%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             2.14%            (43.56)%
    Highest contract charges          2.41%             1.92%            (44.48)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.09%              5.11%
    Highest contract charges          2.39%             1.17%              3.39%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.92%             13.80%
    Highest contract charges          2.40%             1.60%             11.94%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2010  Lowest contract charges         81,670     $1.234656        $100,834
    Highest contract charges            3,550     10.200692          36,209
    Remaining contract charges    121,238,835            --     141,206,941
 2009  Lowest contract charges         81,997      1.198495          98,274
    Highest contract charges            7,324      1.074005           7,866
    Remaining contract charges    133,085,611            --     151,313,227
 2008  Lowest contract charges        120,620      1.168037         140,888
    Highest contract charges            7,804      1.064651           8,309
    Remaining contract charges    139,912,479            --     156,133,505
 2007  Lowest contract charges         96,025      1.184437         113,736
    Highest contract charges           30,312      1.098120          33,286
    Remaining contract charges    140,124,544            --     159,762,605
 2006  Lowest contract charges         56,712      1.143295          64,838
    Highest contract charges           27,367      1.078142          29,506
    Remaining contract charges     82,667,946            --      91,530,568
HARTFORD VALUE HLS FUND+
 2010  Lowest contract charges         76,831      1.384725         106,389
    Highest contract charges            1,889     13.938601          26,323
    Remaining contract charges     42,323,208            --      55,002,816
 2009  Lowest contract charges     11,244,118      1.184249      13,315,836
    Highest contract charges           21,922      1.083181          23,746
    Remaining contract charges     15,822,005            --      17,853,694
 2008  Lowest contract charges     11,935,199      0.963202      11,496,007
    Highest contract charges           22,954      0.892530          20,488
    Remaining contract charges     17,127,911            --      15,805,169
 2007  Lowest contract charges          5,887      1.505403           8,862
    Highest contract charges            3,889      1.386664           5,392
    Remaining contract charges     18,121,483            --      26,156,232
 2006  Lowest contract charges      1,314,841      1.371064       1,802,732
    Highest contract charges          125,637      1.303700         163,792
    Remaining contract charges      2,539,971            --       3,360,776
AMERICAN FUNDS BOND HLS FUND
 2010  Lowest contract charges          1,048     10.415366          10,916
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2009  Lowest contract charges            989      9.910553           9,799
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2010  Lowest contract charges        0.75%             4.34%              3.02%
    Highest contract charges          0.65%               --               1.08%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             0.03%              2.61%
    Highest contract charges          2.45%             0.03%              0.88%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             8.48%             (1.39)%
    Highest contract charges          2.46%             5.05%             (3.05)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             3.92%              3.60%
    Highest contract charges          2.44%             3.80%              1.85%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.74%             2.50%              3.24%
    Highest contract charges          2.45%             2.66%              1.50%
    Remaining contract charges          --                --                 --
HARTFORD VALUE HLS FUND+
 2010  Lowest contract charges        0.59%             1.24%             13.81%
    Highest contract charges          2.08%             1.23%             11.67%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.15%             1.87%             22.95%
    Highest contract charges          2.45%             1.91%             21.36%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             2.12%            (34.79)%
    Highest contract charges          2.44%             2.42%            (35.64)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             2.29%              8.17%
    Highest contract charges          2.44%             3.28%              6.34%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             2.48%             20.43%
    Highest contract charges          2.39%             2.30%             18.94%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS BOND HLS FUND
 2010  Lowest contract charges        1.00%             2.18%              5.09%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.99%             2.96%             11.12%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2010  Lowest contract charges              8     $9.659874             $74
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2009  Lowest contract charges              8      8.017227              61
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2008  Lowest contract charges              8      5.051966              39
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
AMERICAN FUNDS GROWTH HLS FUND
 2010  Lowest contract charges            760      9.422493           7,160
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2009  Lowest contract charges            747      8.040827           6,010
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2010  Lowest contract charges            524      9.050211           4,744
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2009  Lowest contract charges            491      8.549477           4,195
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
HUNTINGTON VA INCOME EQUITY
 FUND
 2010  Lowest contract charges        665,934      1.129447         752,137
    Highest contract charges           55,233      1.145320          63,259
    Remaining contract charges        883,648            --       1,017,447
 2009  Lowest contract charges        817,524      1.022001         835,510
    Highest contract charges           81,295      1.046262          85,056
    Remaining contract charges        975,271            --       1,022,528
 2008  Lowest contract charges        897,074      0.850074         762,579
    Highest contract charges           83,681      0.878562          73,519
    Remaining contract charges      1,060,830            --         930,118
 2007  Lowest contract charges        885,364      1.383280       1,224,707
    Highest contract charges           80,313      1.443302         115,915
    Remaining contract charges      1,019,251            --       1,459,981
 2006  Lowest contract charges        626,849      1.386243         868,965
    Highest contract charges           71,473      1.460214         104,366
    Remaining contract charges        741,661            --       1,077,003

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2010  Lowest contract charges        0.82%             0.02%             20.49%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.71%             0.06%             58.70%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.33%               --             (49.92)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GROWTH HLS FUND
 2010  Lowest contract charges        1.00%             0.49%             17.18%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.99%             0.85%             37.64%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2010  Lowest contract charges        1.00%             0.99%              5.86%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.00%             1.78%             41.33%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HUNTINGTON VA INCOME EQUITY
 FUND
 2010  Lowest contract charges        1.15%             2.74%             10.51%
    Highest contract charges          2.10%             2.77%              9.47%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.15%               --              20.23%
    Highest contract charges          2.10%               --              19.09%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             6.02%            (38.55)%
    Highest contract charges          2.10%             6.12%            (39.13)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             1.68%             (0.21)%
    Highest contract charges          2.09%             1.75%             (1.16)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             1.60%             11.30%
    Highest contract charges          2.10%             1.88%             10.25%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HUNTINGTON VA DIVIDEND CAPTURE
 FUND
 2010  Lowest contract charges        662,232     $1.490473        $987,039
    Highest contract charges               56     13.652710             760
    Remaining contract charges      1,348,940            --       2,394,454
 2009  Lowest contract charges        784,822      1.309662       1,027,851
    Highest contract charges               61     12.147326             735
    Remaining contract charges      1,546,512            --       2,508,251
 2008  Lowest contract charges        841,469      1.058939         891,064
    Highest contract charges               61      9.945276             606
    Remaining contract charges      1,817,445            --       2,368,033
 2007  Lowest contract charges        974,854      1.489438       1,451,985
    Highest contract charges               61     14.164468             870
    Remaining contract charges      1,947,692            --       3,661,698
 2006  Lowest contract charges        590,720      1.605086         948,157
    Highest contract charges               62     15.456286             955
    Remaining contract charges      1,576,580            --       3,291,040
HUNTINGTON VA GROWTH FUND
 2010  Lowest contract charges        832,580      0.789108         656,995
    Highest contract charges              999     12.374121          12,362
    Remaining contract charges        913,151            --         936,045
 2009  Lowest contract charges      1,104,340      0.726565         802,375
    Highest contract charges            8,360      9.729073          81,333
    Remaining contract charges        972,619            --         866,117
 2008  Lowest contract charges      1,174,540      0.633809         744,434
    Highest contract charges            8,433      8.567951          72,257
    Remaining contract charges        930,540            --         724,603
 2007  Lowest contract charges        915,554      1.032542         945,348
    Highest contract charges            9,308     14.091540         131,162
    Remaining contract charges        669,343            --         872,808
 2006  Lowest contract charges        388,384      0.910619         353,670
    Highest contract charges            4,863     12.546009          61,011
    Remaining contract charges        389,454            --         468,372
HUNTINGTON VA MID CORP AMERICA
 FUND
 2010  Lowest contract charges        668,599      1.749259       1,169,553
    Highest contract charges              266     16.449335           4,382
    Remaining contract charges        606,299            --       1,167,658
 2009  Lowest contract charges        761,718      1.440935       1,097,586
    Highest contract charges            8,906     14.307128         127,414
    Remaining contract charges        659,878            --         966,053
 2008  Lowest contract charges        831,694      1.085886         903,124
    Highest contract charges            9,633     10.884597         104,856
    Remaining contract charges        847,615            --         929,909
 2007  Lowest contract charges        836,675      1.795830       1,502,527
    Highest contract charges            8,720     18.172960         158,467
    Remaining contract charges        883,157            --       1,613,482
 2006  Lowest contract charges        556,198      1.670403         929,075
    Highest contract charges            7,260     17.064993         123,898
    Remaining contract charges        737,824            --       1,265,479

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HUNTINGTON VA DIVIDEND CAPTURE
 FUND
 2010  Lowest contract charges        1.15%             4.36%             13.81%
    Highest contract charges          2.25%             4.30%             12.39%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.15%               --              23.68%
    Highest contract charges          2.27%               --              22.14%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%            10.54%            (28.90)%
    Highest contract charges          2.25%            10.96%            (29.79)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             3.04%             (7.21)%
    Highest contract charges          2.51%             3.38%             (8.36)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             2.97%             15.25%
    Highest contract charges          2.31%             3.47%             13.82%
    Remaining contract charges          --                --                 --
HUNTINGTON VA GROWTH FUND
 2010  Lowest contract charges        1.15%             0.14%              8.61%
    Highest contract charges          1.42%             0.15%              7.31%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.15%               --              14.64%
    Highest contract charges          2.10%               --              13.55%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             1.17%            (38.62)%
    Highest contract charges          2.12%             1.77%            (39.20)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             0.37%             13.39%
    Highest contract charges          2.08%             0.39%             12.32%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             0.26%              6.52%
    Highest contract charges          2.10%             0.45%              5.52%
    Remaining contract charges          --                --                 --
HUNTINGTON VA MID CORP AMERICA
 FUND
 2010  Lowest contract charges        1.15%             0.68%             21.40%
    Highest contract charges          1.42%             0.68%             19.95%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.15%               --              32.70%
    Highest contract charges          2.10%               --              31.44%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             1.24%            (39.53)%
    Highest contract charges          2.10%             1.24%            (40.11)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             0.52%              7.51%
    Highest contract charges          2.09%             0.53%              6.49%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             0.32%              6.01%
    Highest contract charges          2.09%             0.36%              5.01%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HUNTINGTON VA NEW ECONOMY FUND
 2010  Lowest contract charges        730,483     $1.371476      $1,001,840
    Highest contract charges            7,555     13.704289         103,534
    Remaining contract charges        814,431            --       1,144,211
 2009  Lowest contract charges        899,227      1.196339       1,075,781
    Highest contract charges            8,744     12.068331         105,524
    Remaining contract charges        904,162            --       1,116,655
 2008  Lowest contract charges        970,415      0.898746         872,157
    Highest contract charges            7,819      9.152820          71,565
    Remaining contract charges      1,029,547            --         955,330
 2007  Lowest contract charges        897,527      1.920209       1,723,439
    Highest contract charges            7,441     19.742399         146,901
    Remaining contract charges        956,693            --       1,885,261
 2006  Lowest contract charges        644,733      1.726573       1,113,179
    Highest contract charges            5,647     17.920935         101,188
    Remaining contract charges        794,083            --       1,418,525
HUNTINGTON VA ROTATING MARKETS
 FUND
 2010  Lowest contract charges        222,719      1.312766         292,378
    Highest contract charges            4,136     14.409790          59,593
    Remaining contract charges        393,038            --         528,766
 2009  Lowest contract charges        245,799      1.237137         304,087
    Highest contract charges            4,200     13.709305          57,579
    Remaining contract charges        373,105            --         475,028
 2008  Lowest contract charges        275,420      0.938278         258,420
    Highest contract charges            3,834     10.496636          40,247
    Remaining contract charges        413,264            --         399,529
 2007  Lowest contract charges        295,139      1.638282         483,520
    Highest contract charges            6,944     18.503060         128,486
    Remaining contract charges        368,829            --         634,743
 2006  Lowest contract charges        101,095      1.518895         153,553
    Highest contract charges            1,545     17.318252          26,764
    Remaining contract charges        103,619            --         189,052
HUNTINGTON VA INTERNATIONAL
 EQUITY FUND
 2010  Lowest contract charges         76,021     13.625683       1,035,842
    Highest contract charges              282     14.830365           4,174
    Remaining contract charges        114,159            --       1,515,046
 2009  Lowest contract charges         76,104     12.624134         960,747
    Highest contract charges           10,901     12.086041         131,752
    Remaining contract charges        103,662            --       1,283,064
 2008  Lowest contract charges         80,296      9.567867         768,258
    Highest contract charges           11,261      9.247406         104,130
    Remaining contract charges        105,185            --         990,672
 2007  Lowest contract charges         82,314     16.282287       1,340,267
    Highest contract charges           12,088     15.887446         192,054
    Remaining contract charges         94,208            --       1,516,795
 2006  Lowest contract charges         45,120     14.476142         653,162
    Highest contract charges            3,291     14.259822          46,939
    Remaining contract charges         57,105            --         821,223

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HUNTINGTON VA NEW ECONOMY FUND
 2010  Lowest contract charges        1.15%             0.10%             14.64%
    Highest contract charges          2.10%             0.10%             13.56%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.15%               --              33.11%
    Highest contract charges          2.10%               --              31.85%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             0.81%            (53.20)%
    Highest contract charges          2.11%             0.81%            (53.64)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             0.15%             11.22%
    Highest contract charges          2.09%             0.16%             10.16%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             0.08%              9.02%
    Highest contract charges          2.09%             0.07%              7.99%
    Remaining contract charges          --                --                 --
HUNTINGTON VA ROTATING MARKETS
 FUND
 2010  Lowest contract charges        1.15%             1.12%              6.11%
    Highest contract charges          2.10%             1.15%              5.11%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.15%               --              31.85%
    Highest contract charges          2.10%               --              30.61%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             2.56%            (42.73)%
    Highest contract charges          2.12%             2.66%            (43.27)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             0.71%              7.86%
    Highest contract charges          2.07%             0.79%              6.84%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             0.45%             18.24%
    Highest contract charges          2.08%               --              17.13%
    Remaining contract charges          --                --                 --
HUNTINGTON VA INTERNATIONAL
 EQUITY FUND
 2010  Lowest contract charges        1.15%             1.29%              7.93%
    Highest contract charges          1.42%             1.27%              6.65%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.15%             0.05%             31.94%
    Highest contract charges          2.10%             0.05%             30.70%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             2.65%            (41.24)%
    Highest contract charges          2.11%             2.79%            (41.79)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             0.02%             12.48%
    Highest contract charges          2.07%             0.01%             11.41%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             1.63%             24.32%
    Highest contract charges          2.10%             2.68%             23.15%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HUNTINGTON VA MACRO 100 FUND
 2010  Lowest contract charges        402,126     $0.991134        $398,561
    Highest contract charges           20,480      0.931744          19,082
    Remaining contract charges        526,097            --         506,701
 2009  Lowest contract charges        467,639      0.878576         410,857
    Highest contract charges           42,419      0.833808          35,370
    Remaining contract charges        609,192            --         522,256
 2008  Lowest contract charges        488,785      0.729270         356,456
    Highest contract charges           56,495      0.698715          39,474
    Remaining contract charges        816,247            --         582,963
 2007  Lowest contract charges        584,244      1.116207         652,137
    Highest contract charges           48,339      1.079664          52,189
    Remaining contract charges      1,015,982            --       1,115,570
 2006  Lowest contract charges        464,924      1.161549         540,032
    Highest contract charges           42,268      1.134249          47,942
    Remaining contract charges        939,825            --       1,079,286
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 2010  Lowest contract charges         55,422     11.762522         651,904
    Highest contract charges              728     10.757857           7,834
    Remaining contract charges         75,005            --         853,862
 2009  Lowest contract charges         52,282     11.344256         593,097
    Highest contract charges           34,905     10.860646         379,088
    Remaining contract charges         50,918            --         565,554
 2008  Lowest contract charges         54,171     10.881186         589,449
    Highest contract charges           35,376     10.516739         372,045
    Remaining contract charges         52,459            --         561,258
 2007  Lowest contract charges         63,069     10.775519         679,602
    Highest contract charges            2,500     10.514016          26,286
    Remaining contract charges         56,285            --         599,095
 2006  Lowest contract charges         28,601     10.488149         299,976
    Highest contract charges            1,700     10.331301          17,560
    Remaining contract charges         36,287            --         377,761
HUNTINGTON VA SITUS FUND
 2010  Lowest contract charges      1,059,173      1.460334       1,546,746
    Highest contract charges              264     17.437999           4,595
    Remaining contract charges      2,088,396            --       2,947,401
 2009  Lowest contract charges      1,168,305      1.139746       1,331,570
    Highest contract charges          528,092      1.081693         571,233
    Remaining contract charges      1,913,130            --       2,128,753
 2008  Lowest contract charges      1,216,393      0.867163       1,054,811
    Highest contract charges          556,301      0.830834         462,194
    Remaining contract charges      2,157,207            --       1,834,096
 2007  Lowest contract charges      1,167,877      1.492538       1,743,101
    Highest contract charges          690,618      1.443681         997,033
    Remaining contract charges      2,080,770            --       3,058,405
 2006  Lowest contract charges        965,257      1.355598       1,308,501
    Highest contract charges          554,681      1.323739         734,251
    Remaining contract charges      1,499,185            --       2,010,288

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HUNTINGTON VA MACRO 100 FUND
 2010  Lowest contract charges        1.15%             0.84%             12.81%
    Highest contract charges          2.10%             0.96%             11.75%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.15%               --              20.47%
    Highest contract charges          2.10%               --              19.33%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             1.68%            (34.67)%
    Highest contract charges          2.10%             1.95%            (35.28)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.15%             0.41%             (3.90)%
    Highest contract charges          2.09%             0.40%             (4.81)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             0.15%              6.04%
    Highest contract charges          2.10%             0.14%              5.03%
    Remaining contract charges          --                --                 --
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 2010  Lowest contract charges        1.15%             2.25%              3.69%
    Highest contract charges          1.42%             2.10%              2.45%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.15%               --               4.26%
    Highest contract charges          2.10%               --               3.27%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             7.80%              0.98%
    Highest contract charges          2.07%             8.29%              0.03%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             1.96%              2.74%
    Highest contract charges          2.09%             1.86%              1.77%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             0.89%              4.68%
    Highest contract charges          2.09%             1.39%              3.69%
    Remaining contract charges          --                --                 --
HUNTINGTON VA SITUS FUND
 2010  Lowest contract charges        1.15%             0.43%             28.13%
    Highest contract charges          1.42%             0.43%             26.60%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.15%               --              31.43%
    Highest contract charges          2.10%               --              30.19%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             0.23%            (41.90)%
    Highest contract charges          2.11%             0.21%            (42.45)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.15%             0.35%             10.10%
    Highest contract charges          2.09%             0.37%              9.06%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             0.09%              3.64%
    Highest contract charges          2.09%             0.08%              2.66%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO+
 2010  Lowest contract charges         18,928    $13.376501        $253,191
    Highest contract charges           18,195     12.148175         221,033
    Remaining contract charges        758,397            --       9,742,610
 2009  Lowest contract charges         20,439     11.322903         231,432
    Highest contract charges           16,458     10.454195         172,055
    Remaining contract charges        820,474            --       8,969,981
 2008  Lowest contract charges         19,915      9.055859         180,351
    Highest contract charges           11,814      8.500104         100,422
    Remaining contract charges        897,516            --       7,906,143
 2007  Lowest contract charges         15,609     12.791256         199,658
    Highest contract charges           12,937     12.206180         157,907
    Remaining contract charges        722,884            --       9,057,849
 2006  Lowest contract charges         17,797     12.075767         214,913
    Highest contract charges           13,246     11.715068         155,179
    Remaining contract charges        517,103            --       6,158,749
LORD ABBETT CAPITAL STRUCTURE
 PORTFOLIO+
 2010  Lowest contract charges         20,412     12.236863         249,783
    Highest contract charges           11,887     11.113119         132,097
    Remaining contract charges        459,916            --       5,357,948
 2009  Lowest contract charges         21,034     10.742542         225,963
    Highest contract charges           12,586      9.918307         124,835
    Remaining contract charges        511,212            --       5,267,975
 2008  Lowest contract charges         16,533      8.770359         145,003
    Highest contract charges           10,345      8.232069          85,162
    Remaining contract charges        537,332            --       4,556,679
 2007  Lowest contract charges         13,973     11.971920         167,285
    Highest contract charges              902     11.424297          10,309
    Remaining contract charges        541,213            --       6,324,657
 2006  Lowest contract charges         14,051     11.692294         164,291
    Highest contract charges            1,228     11.343054          13,935
    Remaining contract charges        355,853            --       4,093,576

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO+
 2010  Lowest contract charges        0.75%             0.31%             18.14%
    Highest contract charges          2.40%             0.32%             16.20%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             0.18%             25.03%
    Highest contract charges          2.40%             0.22%             22.99%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.56%            (29.20)%
    Highest contract charges          2.41%             0.54%            (30.36)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.46%              5.93%
    Highest contract charges          2.39%             0.50%              4.19%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.72%             13.78%
    Highest contract charges          2.41%             0.84%             11.92%
    Remaining contract charges          --                --                 --
LORD ABBETT CAPITAL STRUCTURE
 PORTFOLIO+
 2010  Lowest contract charges        0.75%             2.89%             13.91%
    Highest contract charges          2.40%             2.85%             12.05%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             3.55%             22.49%
    Highest contract charges          2.40%             3.61%             20.48%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             4.26%            (26.74)%
    Highest contract charges          2.37%             8.83%            (27.94)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             2.72%              2.39%
    Highest contract charges          2.40%             2.64%              0.72%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             3.02%             13.70%
    Highest contract charges          2.40%             3.31%             11.84%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
LORD ABBETT BOND-DEBENTURE
 FUND
 2010  Lowest contract charges         38,022    $13.934296        $529,813
    Highest contract charges              237     12.618015           2,984
    Remaining contract charges      3,399,951            --      45,287,948
 2009  Lowest contract charges         42,648     12.499915         533,099
    Highest contract charges              237     11.513108           2,725
    Remaining contract charges      3,431,351            --      41,278,316
 2008  Lowest contract charges         43,807      9.376827         410,774
    Highest contract charges              247      8.784491           2,174
    Remaining contract charges      3,198,495            --      29,093,103
 2007  Lowest contract charges         26,182     11.456197         299,944
    Highest contract charges              750     10.916673           8,186
    Remaining contract charges      2,783,660            --      31,165,323
 2006  Lowest contract charges         14,575     10.870047         158,432
    Highest contract charges              676     10.535676           7,120
    Remaining contract charges      1,418,492            --      15,184,288
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2010  Lowest contract charges         43,139     10.651834         459,509
    Highest contract charges            2,024      9.645309          19,519
    Remaining contract charges     10,860,985            --     111,199,956
 2009  Lowest contract charges         56,902      9.140477         520,108
    Highest contract charges            2,409      8.418646          20,280
    Remaining contract charges     11,875,175            --     105,043,801
 2008  Lowest contract charges         57,891      7.745474         448,390
    Highest contract charges            2,386      7.256097          17,314
    Remaining contract charges     12,879,835            --      97,170,457
 2007  Lowest contract charges         49,568     12.274113         608,409
    Highest contract charges            3,943     11.696028          46,120
    Remaining contract charges     12,555,201            --     151,060,217
 2006  Lowest contract charges         22,792     11.955476         272,495
    Highest contract charges            2,782     11.587688          32,240
    Remaining contract charges      6,751,122            --      79,604,047

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
LORD ABBETT BOND-DEBENTURE
 FUND
 2010  Lowest contract charges        0.75%             5.84%             11.48%
    Highest contract charges          2.48%             6.11%              9.60%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             6.60%             33.31%
    Highest contract charges          2.42%             6.56%             31.06%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             7.08%            (18.15)%
    Highest contract charges          2.48%             3.86%            (19.53)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             7.50%              5.39%
    Highest contract charges          2.45%             7.03%              3.62%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             7.57%              8.51%
    Highest contract charges          2.42%            24.56%              6.68%
    Remaining contract charges          --                --                 --
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2010  Lowest contract charges        0.75%             0.50%             16.54%
    Highest contract charges          2.45%             0.53%             14.57%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             1.03%             18.01%
    Highest contract charges          2.45%             1.04%             16.02%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             1.62%            (36.90)%
    Highest contract charges          2.46%             1.32%            (37.96)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             1.66%              2.67%
    Highest contract charges          2.44%             1.44%              0.94%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             2.28%             16.40%
    Highest contract charges          2.44%             1.89%             14.44%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
LORD ABBETT CLASSIC STOCK
 PORTFOLIO+
 2010  Lowest contract charges          7,509    $12.606524         $94,664
    Highest contract charges            1,638     11.448928          18,754
    Remaining contract charges        552,913            --       6,671,123
 2009  Lowest contract charges         12,766     11.130070         142,081
    Highest contract charges            2,015     10.281352          20,713
    Remaining contract charges        561,979            --       6,032,553
 2008  Lowest contract charges         12,142      8.935018         108,488
    Highest contract charges            2,015      8.395121          16,913
    Remaining contract charges        474,474            --       4,122,771
 2007  Lowest contract charges          9,890     13.100410         129,569
    Highest contract charges           14,024     12.520156         175,581
    Remaining contract charges        385,819            --       4,954,553
 2006  Lowest contract charges          4,673     11.925730          55,727
    Highest contract charges            1,303     11.650909          15,181
    Remaining contract charges        200,004            --       2,355,744
MFS(R) CORE EQUITY SERIES
 2010  Lowest contract charges         38,409      1.105123          42,447
    Highest contract charges            3,759      6.688412          25,140
    Remaining contract charges         35,253            --         255,836
 2009  Lowest contract charges         38,409      0.955152          36,687
    Highest contract charges            4,064      5.821290          23,659
    Remaining contract charges         48,715            --         303,323
 2008  Lowest contract charges         38,409      0.730666          28,064
    Highest contract charges            3,553      4.484438          15,932
    Remaining contract charges         49,313            --         232,698
 2007  Lowest contract charges         38,409      1.216627          46,730
    Highest contract charges            3,553      7.519618          26,715
    Remaining contract charges         72,379            --         567,932
 2006  Lowest contract charges         38,409      1.108918          42,593
    Highest contract charges           18,297      6.947882         127,126
    Remaining contract charges         69,407            --         511,023
MFS(R) GROWTH SERIES
 2010  Lowest contract charges         11,363      9.771444         111,029
    Highest contract charges           12,524      5.968854          74,753
    Remaining contract charges         55,421            --         362,632
 2009  Lowest contract charges         11,341      8.591416          97,433
    Highest contract charges           12,562      5.295441          66,522
    Remaining contract charges         62,301            --         358,987
 2008  Lowest contract charges         11,287      6.328317          71,430
    Highest contract charges           12,419      3.935804          48,877
    Remaining contract charges         66,027            --         282,314
 2007  Lowest contract charges         10,981     10.254739         112,607
    Highest contract charges           11,996      6.435608          77,200
    Remaining contract charges         87,977            --         611,729
 2006  Lowest contract charges            490      8.582192           4,202
    Highest contract charges            8,923      5.408651          48,267
    Remaining contract charges        109,971            --         635,958

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
LORD ABBETT CLASSIC STOCK
 PORTFOLIO+
 2010  Lowest contract charges        0.75%             0.31%             13.27%
    Highest contract charges          2.45%             0.39%             11.36%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             0.79%             24.57%
    Highest contract charges          2.45%             0.79%             22.47%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.96%            (31.80)%
    Highest contract charges          2.50%             0.29%            (32.95)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             0.99%              9.85%
    Highest contract charges          2.42%             1.12%              8.00%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.70%             12.07%
    Highest contract charges          2.13%             1.03%             10.51%
    Remaining contract charges          --                --                 --
MFS(R) CORE EQUITY SERIES
 2010  Lowest contract charges        1.30%             1.07%             15.70%
    Highest contract charges          2.00%             1.06%             14.90%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.30%             1.67%             30.72%
    Highest contract charges          2.00%             1.64%             29.81%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             0.78%            (39.94)%
    Highest contract charges          2.01%             0.78%            (40.36)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             0.34%              9.71%
    Highest contract charges          1.98%               --               8.95%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.38%               --              12.33%
    Highest contract charges          1.85%             0.44%             11.71%
    Remaining contract charges          --                --                 --
MFS(R) GROWTH SERIES
 2010  Lowest contract charges        1.40%             0.12%             13.74%
    Highest contract charges          2.30%             0.12%             12.72%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.40%             0.28%             35.76%
    Highest contract charges          2.30%             0.31%             34.55%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.40%             0.22%            (38.29)%
    Highest contract charges          2.31%             0.23%            (38.84)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.38%               --              19.49%
    Highest contract charges          2.29%               --              18.42%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.40%               --               6.39%
    Highest contract charges          2.40%               --               5.33%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK
 SERIES
 2010  Lowest contract charges          6,930     $8.851891         $61,342
    Highest contract charges              123      6.368966             781
    Remaining contract charges         30,795            --         221,720
 2009  Lowest contract charges          7,231      7.980995          57,712
    Highest contract charges              138      5.794219             797
    Remaining contract charges         36,818            --         241,320
 2008  Lowest contract charges          8,800      5.799550          51,035
    Highest contract charges            1,498      4.219743           6,322
    Remaining contract charges         39,360            --         185,157
 2007  Lowest contract charges         11,009      9.316867         102,566
    Highest contract charges            1,514      6.847257          10,365
    Remaining contract charges         42,197            --         318,474
 2006  Lowest contract charges         13,246      8.484512         112,389
    Highest contract charges            1,521      6.298182           9,582
    Remaining contract charges         44,002            --         303,519
MFS(R) INVESTORS TRUST SERIES
 2010  Lowest contract charges         68,017      1.207884          82,157
    Highest contract charges            4,467      8.805666          39,336
    Remaining contract charges         75,785            --         709,114
 2009  Lowest contract charges        121,635      1.101446         133,975
    Highest contract charges            4,378      8.134690          35,609
    Remaining contract charges         92,561            --         793,061
 2008  Lowest contract charges        117,783      0.879327         103,570
    Highest contract charges            4,112      6.579279          27,053
    Remaining contract charges         87,347            --         601,421
 2007  Lowest contract charges        144,681      1.331219         192,602
    Highest contract charges            4,355     10.091082          43,951
    Remaining contract charges        101,862            --       1,067,345
 2006  Lowest contract charges        152,922      1.222627         186,967
    Highest contract charges            4,229      9.389215          39,706
    Remaining contract charges        105,686            --       1,023,825
MFS(R) TOTAL RETURN SERIES
 2010  Lowest contract charges         12,513      1.292193          16,169
    Highest contract charges            2,993     13.014999          38,957
    Remaining contract charges        554,963            --       7,627,988
 2009  Lowest contract charges         55,746      1.190849          66,386
    Highest contract charges            3,943     12.151065          47,908
    Remaining contract charges        672,433            --       8,579,030
 2008  Lowest contract charges         48,455      1.022140          49,528
    Highest contract charges            4,175     10.566125          44,117
    Remaining contract charges        733,457            --       8,076,784
 2007  Lowest contract charges         48,459      1.329842          64,443
    Highest contract charges            5,108     13.927118          71,140
    Remaining contract charges        903,174            --      13,018,275
 2006  Lowest contract charges         48,463      1.292758          62,651
    Highest contract charges            5,994     13.715825          82,214
    Remaining contract charges      1,033,056            --      14,550,984

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK
 SERIES
 2010  Lowest contract charges        1.40%             0.44%             10.91%
    Highest contract charges          2.32%             0.45%              9.92%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.40%             0.77%             37.61%
    Highest contract charges          2.31%             0.74%             36.38%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.40%             0.60%            (37.75)%
    Highest contract charges          2.41%             0.58%            (38.37)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.40%             0.36%              9.81%
    Highest contract charges          2.39%             0.32%              8.72%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.40%               --               6.08%
    Highest contract charges          2.40%               --               5.02%
    Remaining contract charges          --                --                 --
MFS(R) INVESTORS TRUST SERIES
 2010  Lowest contract charges        1.30%             1.50%              9.66%
    Highest contract charges          2.60%             1.07%              8.25%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.30%             1.62%             25.26%
    Highest contract charges          2.60%             1.63%             23.64%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             0.87%            (33.95)%
    Highest contract charges          2.61%             0.84%            (34.80)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             0.83%              8.88%
    Highest contract charges          2.59%             0.81%              7.48%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             0.36%             11.54%
    Highest contract charges          2.60%             0.49%             10.09%
    Remaining contract charges          --                --                 --
MFS(R) TOTAL RETURN SERIES
 2010  Lowest contract charges        1.30%             5.24%              8.51%
    Highest contract charges          2.60%             2.94%              7.11%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.30%             3.22%             16.51%
    Highest contract charges          2.60%             3.69%             15.00%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             3.11%            (23.14)%
    Highest contract charges          2.61%             3.14%            (24.13)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             2.52%              2.87%
    Highest contract charges          2.59%             2.41%              1.54%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             2.20%             10.45%
    Highest contract charges          2.60%             2.48%              9.02%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
MFS(R) VALUE SERIES
 2010  Lowest contract charges            715     $9.734391          $6,957
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2009  Lowest contract charges            675      8.840590           5,969
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
INVESCO VAN KAMPEN V.I. EQUITY
 AND INCOME FUND+
 2010  Lowest contract charges          2,639     15.448544          40,763
    Highest contract charges            2,948     14.534278          42,848
    Remaining contract charges          6,852            --         103,051
 2009  Lowest contract charges          2,639     13.997917          36,936
    Highest contract charges            4,417     13.275283          58,642
    Remaining contract charges          6,852            --          93,698
 2008  Lowest contract charges          2,639     11.600634          30,610
    Highest contract charges            2,954     11.090078          32,756
    Remaining contract charges          4,915            --          55,830
 2007  Lowest contract charges          2,639     15.230246          40,187
    Highest contract charges            2,978     14.676995          43,707
    Remaining contract charges         12,814            --         191,820
 2006  Lowest contract charges          1,481     14.957667          22,158
    Highest contract charges            6,300     14.530066          91,528
    Remaining contract charges          5,005            --          73,884
UIF CORE PLUS FIXED INCOME
 PORTFOLIO+
 2010  Lowest contract charges         99,681      1.257984         125,398
    Highest contract charges           14,503     13.198958         191,418
    Remaining contract charges        509,032            --       7,200,397
 2009  Lowest contract charges        169,563      1.189467         201,690
    Highest contract charges           10,702     10.971449         117,420
    Remaining contract charges        640,942            --       8,599,280
 2008  Lowest contract charges        179,490      1.099033         197,265
    Highest contract charges           26,418     11.834817         312,656
    Remaining contract charges        661,068            --       8,246,862
 2007  Lowest contract charges        196,369      1.239946         243,487
    Highest contract charges           15,046     13.527056         203,522
    Remaining contract charges        720,363            --      10,204,658
 2006  Lowest contract charges        190,270      1.191205         226,650
    Highest contract charges           15,164     13.165406         199,643
    Remaining contract charges        900,476            --      12,326,923

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
MFS(R) VALUE SERIES
 2010  Lowest contract charges        1.00%             1.27%             10.11%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.99%               --              21.23%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
INVESCO VAN KAMPEN V.I. EQUITY
 AND INCOME FUND+
 2010  Lowest contract charges        1.50%             1.97%             10.36%
    Highest contract charges          2.30%             1.70%              9.48%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.50%             2.81%             20.67%
    Highest contract charges          2.30%             2.48%             19.70%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.50%             2.38%            (23.83)%
    Highest contract charges          2.30%             2.38%            (24.44)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.49%             1.71%              1.82%
    Highest contract charges          2.30%             1.98%              1.01%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.50%             1.22%             10.90%
    Highest contract charges          2.30%             1.30%             10.02%
    Remaining contract charges          --                --                 --
UIF CORE PLUS FIXED INCOME
 PORTFOLIO+
 2010  Lowest contract charges        1.30%             6.94%              5.76%
    Highest contract charges          2.60%             6.23%              4.40%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.30%             8.29%              8.23%
    Highest contract charges          2.83%               --               6.56%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             4.53%            (11.36)%
    Highest contract charges          2.59%             4.95%            (12.51)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             3.81%              4.09%
    Highest contract charges          2.59%             3.64%              2.75%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             3.25%              2.39%
    Highest contract charges          2.60%             4.17%              1.07%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT
 PORTFOLIO+
 2010  Lowest contract charges         13,367    $22.414123        $299,606
    Highest contract charges              143     24.845159           3,556
    Remaining contract charges         18,334            --         451,612
 2009  Lowest contract charges         11,148     20.711751         230,903
    Highest contract charges              150     23.235224           3,476
    Remaining contract charges         25,735            --         591,532
 2008  Lowest contract charges         15,903     16.130590         256,528
    Highest contract charges              155     18.314140           2,846
    Remaining contract charges         26,319            --         470,395
 2007  Lowest contract charges         18,052     19.239520         347,310
    Highest contract charges              537     22.107798          11,866
    Remaining contract charges         33,127            --         717,081
 2006  Lowest contract charges         17,642     18.314375         323,111
    Highest contract charges              544     21.298708          11,572
    Remaining contract charges         37,614            --         781,955
UIF EMERGING MARKETS EQUITY
 PORTFOLIO+
 2010  Lowest contract charges            729     19.717369          14,367
    Highest contract charges              709     23.844955          16,897
    Remaining contract charges      1,681,690            --      31,745,343
 2009  Lowest contract charges            796     16.701612          13,289
    Highest contract charges              713     20.561302          14,658
    Remaining contract charges      1,696,658            --      27,348,960
 2008  Lowest contract charges            785      9.891401           7,763
    Highest contract charges              558     12.424182           6,938
    Remaining contract charges      1,503,844            --      14,495,018
 2007  Lowest contract charges            742     23.038258          17,100
    Highest contract charges            2,009     29.399461          59,063
    Remaining contract charges      1,469,918            --      33,295,994
 2006  Lowest contract charges          1,175     16.525505          19,411
    Highest contract charges            2,046     21.482782          43,957
    Remaining contract charges        869,348            --      14,284,032

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
UIF EMERGING MARKETS DEBT
 PORTFOLIO+
 2010  Lowest contract charges        1.40%             4.30%              8.22%
    Highest contract charges          2.60%             4.15%              6.93%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.40%             8.50%             28.40%
    Highest contract charges          2.60%             8.09%             26.87%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.40%             7.31%            (16.16)%
    Highest contract charges          2.65%             5.28%            (17.16)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.40%             7.21%              5.05%
    Highest contract charges          2.59%             7.15%              3.80%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.40%             8.79%              9.27%
    Highest contract charges          2.60%            14.71%              7.97%
    Remaining contract charges          --                --                 --
UIF EMERGING MARKETS EQUITY
 PORTFOLIO+
 2010  Lowest contract charges        0.75%             0.59%             18.06%
    Highest contract charges          2.60%             0.62%             15.97%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%               --              68.85%
    Highest contract charges          2.60%               --              65.49%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%               --             (57.07)%
    Highest contract charges          2.67%               --             (57.74)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.52%             39.41%
    Highest contract charges          2.59%             0.44%             36.85%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.94%             36.14%
    Highest contract charges          2.60%             0.94%             33.63%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. HIGH
 YIELD FUND+
 2010  Lowest contract charges         13,247     $1.644456         $21,784
    Highest contract charges            1,512     12.347131          18,668
    Remaining contract charges         53,294            --         711,942
 2009  Lowest contract charges          9,408      1.485964          13,980
    Highest contract charges            1,570     11.303094          17,745
    Remaining contract charges         73,919            --         896,203
 2008  Lowest contract charges         18,465      1.059525          19,564
    Highest contract charges            1,640      8.164682          13,391
    Remaining contract charges         81,041            --         702,537
 2007  Lowest contract charges         26,511      1.391435          36,888
    Highest contract charges            3,724     10.862917          40,459
    Remaining contract charges        149,852            --       1,705,781
 2006  Lowest contract charges         28,253      1.355279          38,291
    Highest contract charges            3,853     10.719109          41,307
    Remaining contract charges        175,137            --       1,954,541
UIF MID CAP GROWTH PORTFOLIO+
 2010  Lowest contract charges          2,732     16.859568          46,058
    Highest contract charges              846     15.311706          12,951
    Remaining contract charges        849,080            --      13,726,849
 2009  Lowest contract charges          3,165     12.842311          40,647
    Highest contract charges            2,740     11.857135          32,488
    Remaining contract charges        859,367            --      10,651,488
 2008  Lowest contract charges          3,159      8.222129          25,973
    Highest contract charges            2,803      7.717449          21,632
    Remaining contract charges        875,681            --       6,997,718
 2007  Lowest contract charges          3,373     15.576117          52,545
    Highest contract charges            3,985     14.863779          59,236
    Remaining contract charges        803,112            --      12,251,578
 2006  Lowest contract charges          2,984     12.799102          38,197
    Highest contract charges            2,092     12.416818          25,967
    Remaining contract charges        471,350            --       5,947,061

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
INVESCO VAN KAMPEN V.I. HIGH
 YIELD FUND+
 2010  Lowest contract charges        1.30%            10.16%             10.67%
    Highest contract charges          2.60%             8.78%              9.24%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.31%             6.45%             40.25%
    Highest contract charges          2.60%             8.44%             38.44%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             9.12%            (23.85)%
    Highest contract charges          2.62%             8.85%            (24.84)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             8.51%              2.67%
    Highest contract charges          2.59%             8.66%              1.34%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             5.07%              7.22%
    Highest contract charges          2.60%             8.08%              5.84%
    Remaining contract charges          --                --                 --
UIF MID CAP GROWTH PORTFOLIO+
 2010  Lowest contract charges        0.75%               --              31.28%
    Highest contract charges          2.40%               --              29.14%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%               --              56.19%
    Highest contract charges          2.40%               --              53.64%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.71%            (47.21)%
    Highest contract charges          2.41%             0.66%            (48.08)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%               --              21.70%
    Highest contract charges          2.38%               --              19.71%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%               --               8.32%
    Highest contract charges          2.38%               --               6.55%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID
 CAP VALUE FUND+
 2010  Lowest contract charges          3,032    $13.701193         $41,543
    Highest contract charges            2,309     18.552709          42,845
    Remaining contract charges        945,231            --      12,994,109
 2009  Lowest contract charges          5,032     11.298285          56,855
    Highest contract charges            3,322     15.576875          51,753
    Remaining contract charges      1,004,195            --      11,524,868
 2008  Lowest contract charges          5,427      8.180000          44,390
    Highest contract charges            3,524     11.484152          40,469
    Remaining contract charges      1,055,369            --       8,924,197
 2007  Lowest contract charges          4,061     14.068913          57,130
    Highest contract charges            4,473     20.076072          89,793
    Remaining contract charges      1,091,216            --      16,230,607
 2006  Lowest contract charges          2,926     13.156067          38,498
    Highest contract charges            4,623     19.105897          88,324
    Remaining contract charges        851,133            --      12,447,388
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 2010  Lowest contract charges         29,073      1.363789          39,650
    Highest contract charges              699      8.019015           5,603
    Remaining contract charges        375,405            --       8,388,894
 2009  Lowest contract charges         32,610      1.084382          35,362
    Highest contract charges              389      6.457373           2,514
    Remaining contract charges        454,496            --       7,862,529
 2008  Lowest contract charges         46,579      0.639343          29,780
    Highest contract charges            1,417      3.835145           5,433
    Remaining contract charges        533,727            --       5,369,101
 2007  Lowest contract charges        356,325      1.333634         475,207
    Highest contract charges            1,431      8.111956          11,605
    Remaining contract charges        659,802            --      13,628,464
 2006  Lowest contract charges        355,168      1.100382         390,820
    Highest contract charges            1,437      6.783478           9,752
    Remaining contract charges        818,093            --      14,392,660

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
INVESCO VAN KAMPEN V.I. MID
 CAP VALUE FUND+
 2010  Lowest contract charges        0.75%             0.89%             21.27%
    Highest contract charges          2.60%             1.04%             19.10%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             1.13%             38.12%
    Highest contract charges          2.60%             1.27%             35.64%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.73%            (41.86)%
    Highest contract charges          2.61%             0.84%            (42.80)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.60%              6.94%
    Highest contract charges          2.59%             0.65%              5.08%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.24%             19.72%
    Highest contract charges          2.60%             0.31%             17.60%
    Remaining contract charges          --                --                 --
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 2010  Lowest contract charges        1.30%             0.05%             25.77%
    Highest contract charges          2.30%               --              24.18%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.30%             0.12%             69.61%
    Highest contract charges          2.30%               --              67.53%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.31%             0.44%            (52.06)%
    Highest contract charges          2.41%             0.07%            (52.72)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%               --              21.20%
    Highest contract charges          2.39%               --              19.58%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             0.02%             (0.93)%
    Highest contract charges          2.41%               --              (2.26)%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
INVESCO V.I. SELECT DIMENSIONS
 BALANCED FUND+
 2010  Lowest contract charges        187,960     $1.332832        $250,519
    Highest contract charges              854     13.114841          11,200
    Remaining contract charges        198,264            --       4,211,515
 2009  Lowest contract charges        214,961      1.223342         262,971
    Highest contract charges              604     12.269250           7,411
    Remaining contract charges        224,045            --       4,408,366
 2008  Lowest contract charges        463,274      1.037274         480,542
    Highest contract charges              604     10.544030           6,373
    Remaining contract charges        263,629            --       4,485,376
 2007  Lowest contract charges        508,592      1.356218         689,762
    Highest contract charges               43     13.947661             600
    Remaining contract charges        348,180            --       7,535,741
 2006  Lowest contract charges        605,059      1.322920         800,445
    Highest contract charges               60     13.776356             821
    Remaining contract charges        434,311            --       9,517,234
MORGAN STANLEY -- CAPITAL
 OPPORTUNITIES PORTFOLIO
 2010  Lowest contract charges         85,193     15.077165       1,284,464
    Highest contract charges              754      5.156085           3,885
    Remaining contract charges        193,004            --       1,071,888
 2009  Lowest contract charges        101,642     12.039504       1,223,713
    Highest contract charges              754      4.176285           3,150
    Remaining contract charges        229,099            --       1,021,010
 2008  Lowest contract charges         18,054      0.758844          13,700
    Highest contract charges              755      2.531990           1,911
    Remaining contract charges        436,670            --       1,732,018
 2007  Lowest contract charges         18,070      1.508588          27,260
    Highest contract charges              755      5.111479           3,862
    Remaining contract charges        617,285            --       4,671,313
 2006  Lowest contract charges         18,070      1.280881          23,146
    Highest contract charges              650      4.405475           2,868
    Remaining contract charges        707,811            --       4,829,627

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
INVESCO V.I. SELECT DIMENSIONS
 BALANCED FUND+
 2010  Lowest contract charges        1.30%             1.99%              8.95%
    Highest contract charges          2.35%             1.88%              7.54%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.30%             2.53%             17.94%
    Highest contract charges          2.30%             2.77%             16.36%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             0.82%            (23.52)%
    Highest contract charges          2.29%             0.23%            (24.40)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             2.54%              2.52%
    Highest contract charges          2.26%             2.26%              1.24%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             2.67%             11.22%
    Highest contract charges          2.33%             2.36%              9.81%
    Remaining contract charges          --                --                 --
MORGAN STANLEY -- CAPITAL
 OPPORTUNITIES PORTFOLIO
 2010  Lowest contract charges        1.40%               --              25.23%
    Highest contract charges          2.60%               --              23.46%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.40%               --              67.43%
    Highest contract charges          2.60%               --              64.94%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%               --             (49.70)%
    Highest contract charges          2.61%               --             (50.47)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%               --              17.78%
    Highest contract charges          2.59%               --              16.03%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.26%               --               6.46%
    Highest contract charges          2.61%               --               4.77%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
MORGAN STANLEY -- MID CAP
 GROWTH PORTFOLIO
 2010  Lowest contract charges         11,241     $2.067430         $23,241
    Highest contract charges              637     10.976615           6,991
    Remaining contract charges         89,856            --       2,655,354
 2009  Lowest contract charges         13,193      1.577208          20,808
    Highest contract charges            2,286      8.504281          19,443
    Remaining contract charges        106,109            --       2,362,094
 2008  Lowest contract charges         24,886      0.995874          24,784
    Highest contract charges            2,462      5.453858          13,430
    Remaining contract charges        132,027            --       1,750,323
 2007  Lowest contract charges         25,036      1.942474          48,631
    Highest contract charges            2,609     10.806114          28,192
    Remaining contract charges        154,380            --       4,171,799
 2006  Lowest contract charges         30,593      1.600730          48,971
    Highest contract charges            2,705      9.042643          24,458
    Remaining contract charges        212,832            --       4,858,161
MORGAN STANLEY -- FLEXIBLE
 INCOME PORTFOLIO
 2010  Lowest contract charges         55,485      1.376640          76,383
    Highest contract charges            1,459     10.598363          15,466
    Remaining contract charges        134,230            --       1,760,510
 2009  Lowest contract charges         58,454      1.278577          74,738
    Highest contract charges            1,565      9.993436          15,643
    Remaining contract charges        176,231            --       2,132,746
 2008  Lowest contract charges         93,299      1.081452         100,899
    Highest contract charges            1,693      8.586317          14,540
    Remaining contract charges        205,345            --       2,118,245
 2007  Lowest contract charges        119,067      1.397865         166,440
    Highest contract charges            1,798     11.282737          20,286
    Remaining contract charges        311,314            --       4,102,187
 2006  Lowest contract charges         90,335      1.363163         123,141
    Highest contract charges            1,886     11.173114          21,089
    Remaining contract charges        359,514            --       4,708,357

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
MORGAN STANLEY -- MID CAP
 GROWTH PORTFOLIO
 2010  Lowest contract charges        1.30%             0.14%             31.08%
    Highest contract charges          2.60%               --              29.07%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.30%               --              58.37%
    Highest contract charges          2.60%               --              55.93%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             0.75%            (48.73)%
    Highest contract charges          2.61%             0.46%            (49.53)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             0.46%             21.35%
    Highest contract charges          2.59%             0.15%             19.50%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%               --               9.26%
    Highest contract charges          2.60%               --               7.58%
    Remaining contract charges          --                --                 --
MORGAN STANLEY -- FLEXIBLE
 INCOME PORTFOLIO
 2010  Lowest contract charges        1.30%             6.22%              7.67%
    Highest contract charges          2.60%             6.06%              6.05%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.30%             6.06%             18.23%
    Highest contract charges          2.60%             7.06%             16.39%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             2.26%            (22.64)%
    Highest contract charges          2.60%             2.15%            (23.90)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.29%             6.18%              2.55%
    Highest contract charges          2.59%             5.91%              0.98%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             6.22%              4.39%
    Highest contract charges          2.60%             6.20%              2.97%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
INVESCO V.I. SELECT DIMENSIONS
 DIVIDEND GROWTH PORTFOLIO+
 2010  Lowest contract charges        104,665     $1.029640        $107,767
    Highest contract charges            1,057     10.060582          10,637
    Remaining contract charges        409,695            --       8,942,514
 2009  Lowest contract charges        224,966      0.942550         212,042
    Highest contract charges              471      9.324102           4,387
    Remaining contract charges        489,677            --       9,782,183
 2008  Lowest contract charges        238,787      0.767650         183,305
    Highest contract charges              779      7.649395           5,956
    Remaining contract charges        601,718            --       9,812,156
 2007  Lowest contract charges        238,842      1.226769         293,004
    Highest contract charges              787     12.390268           9,753
    Remaining contract charges        752,777            --      19,398,799
 2006  Lowest contract charges        256,585      1.191924         305,830
    Highest contract charges              792     12.208537           9,658
    Remaining contract charges        977,083            --      25,030,874
MORGAN STANLEY -- CAPITAL
 GROWTH PORTFOLIO
 2010  Lowest contract charges         87,949      1.396243         122,798
    Highest contract charges            6,141      7.940495          48,760
    Remaining contract charges        102,723            --       1,704,380
 2009  Lowest contract charges        180,953      1.143469         206,915
    Highest contract charges            6,598      6.606432          43,590
    Remaining contract charges        124,948            --       1,735,347
 2008  Lowest contract charges        217,696      0.697147         151,766
    Highest contract charges            7,156      4.092333          29,284
    Remaining contract charges        163,874            --       1,255,282
 2007  Lowest contract charges        216,266      1.376764         297,747
    Highest contract charges            9,768      8.205665          80,154
    Remaining contract charges        195,013            --       3,166,569
 2006  Lowest contract charges        249,157      1.143977         285,029
    Highest contract charges           10,841      6.926968          75,102
    Remaining contract charges        234,734            --       3,200,361

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
INVESCO V.I. SELECT DIMENSIONS
 DIVIDEND GROWTH PORTFOLIO+
 2010  Lowest contract charges        1.30%             1.92%              9.24%
    Highest contract charges          2.30%             1.81%              7.90%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.30%             2.00%             22.78%
    Highest contract charges          2.30%             1.80%             21.29%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             0.43%            (37.43)%
    Highest contract charges          2.41%             0.36%            (38.26)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             1.18%              2.92%
    Highest contract charges          2.39%             0.93%              1.49%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             1.36%              9.81%
    Highest contract charges          2.40%             1.08%              8.35%
    Remaining contract charges          --                --                 --
MORGAN STANLEY -- CAPITAL
 GROWTH PORTFOLIO
 2010  Lowest contract charges        1.30%               --              22.11%
    Highest contract charges          2.60%               --              20.19%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.30%               --              64.02%
    Highest contract charges          2.60%               --              61.43%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             0.32%            (49.36)%
    Highest contract charges          2.61%               --             (50.13)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%               --              20.35%
    Highest contract charges          2.60%               --              18.46%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%               --               2.60%
    Highest contract charges          2.60%               --               1.09%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
MORGAN STANLEY -- MONEY MARKET
 PORTFOLIO
 2010  Lowest contract charges        240,753     $1.056265        $254,299
    Highest contract charges              851      9.652350           8,217
    Remaining contract charges        702,561            --       8,045,474
 2009  Lowest contract charges        242,472      1.069991         259,443
    Highest contract charges              851      9.905627           8,434
    Remaining contract charges        903,987            --      10,389,028
 2008  Lowest contract charges        410,752      1.083695         445,130
    Highest contract charges              182     10.165174           1,852
    Remaining contract charges      1,348,692            --      15,402,977
 2007  Lowest contract charges        226,793     13.835207       3,137,724
    Highest contract charges            1,551     10.215179          15,841
    Remaining contract charges        436,272            --       4,666,668
 2006  Lowest contract charges        298,634     13.370650       3,992,927
    Highest contract charges            1,511     10.017061          15,139
    Remaining contract charges        285,186            --       2,973,513
MORGAN STANLEY -- GLOBAL
 INFRASTRUCTURE PORTFOLIO
 2010  Lowest contract charges         72,965      1.550008         113,096
    Highest contract charges              898      9.101564           8,170
    Remaining contract charges        129,627            --       2,547,189
 2009  Lowest contract charges        163,104      1.465801         239,078
    Highest contract charges            1,705      8.874119          15,134
    Remaining contract charges        152,174            --       2,955,271
 2008  Lowest contract charges        177,550      1.253489         222,557
    Highest contract charges            2,775      7.668504          21,277
    Remaining contract charges        184,256            --       3,056,182
 2007  Lowest contract charges        198,781      1.895936         376,876
    Highest contract charges            2,925     11.721275          34,284
    Remaining contract charges        229,022            --       5,503,761
 2006  Lowest contract charges        194,271      1.602471         311,314
    Highest contract charges              973      9.979562           9,714
    Remaining contract charges        272,416            --       5,837,090

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
MORGAN STANLEY -- MONEY MARKET
 PORTFOLIO
 2010  Lowest contract charges        1.30%             0.01%             (1.28)%
    Highest contract charges          2.60%             0.01%             (2.56)%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.30%             0.04%             (1.27)%
    Highest contract charges          2.59%             0.01%             (2.55)%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.22%             0.31%              1.06%
    Highest contract charges          2.61%             2.21%             (0.49)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.40%             4.82%              3.47%
    Highest contract charges          2.59%             4.54%              1.98%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.40%             4.50%              3.14%
    Highest contract charges          2.60%             4.26%              1.67%
    Remaining contract charges          --                --                 --
MORGAN STANLEY -- GLOBAL
 INFRASTRUCTURE PORTFOLIO
 2010  Lowest contract charges        1.30%             2.29%              5.75%
    Highest contract charges          0.59%               --               4.34%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.30%             3.45%             16.94%
    Highest contract charges          2.10%             2.53%             15.72%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             0.60%            (33.89)%
    Highest contract charges          2.10%             0.52%            (34.58)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             1.82%             18.31%
    Highest contract charges          2.09%             1.58%             17.11%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             2.16%             18.95%
    Highest contract charges          2.16%             1.85%             17.61%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
INVESCO V.I. SELECT DIMENSIONS
 EQUALLY-WEIGHTED S&P 500
 PORTFOLIO+
 2010  Lowest contract charges        114,335     $1.529464        $174,871
    Highest contract charges            6,696     14.815778          99,206
    Remaining contract charges        411,445            --       9,198,014
 2009  Lowest contract charges        199,211      1.275164         254,026
    Highest contract charges            6,995     12.547030          87,763
    Remaining contract charges        488,619            --       9,196,911
 2008  Lowest contract charges        273,389      0.890452         243,439
    Highest contract charges            7,730      8.893738          68,749
    Remaining contract charges        596,107            --       8,144,928
 2007  Lowest contract charges        317,919      1.504079         478,175
    Highest contract charges           10,652     15.263891         162,594
    Remaining contract charges        818,669            --      18,977,916
 2006  Lowest contract charges        334,184      1.501713         501,848
    Highest contract charges           10,471     15.474905         162,060
    Remaining contract charges      1,016,391            --      24,351,909
UIF SMALL COMPANY GROWTH
 PORTFOLIO+
 2010  Lowest contract charges          1,724     14.762932          25,445
    Highest contract charges            3,885     13.706419          53,249
    Remaining contract charges         28,061            --         396,817
 2009  Lowest contract charges          2,943     11.841244          34,852
    Highest contract charges            5,269     11.115325          58,563
    Remaining contract charges         24,827            --         283,003
 2008  Lowest contract charges          3,308      8.196631          27,116
    Highest contract charges            5,614      7.779124          43,672
    Remaining contract charges         25,287            --         200,694
 2007  Lowest contract charges          9,092     13.969089         127,000
    Highest contract charges            5,965     13.404473          79,958
    Remaining contract charges         32,601            --         444,578
 2006  Lowest contract charges          8,782     13.772179         120,951
    Highest contract charges            6,109     13.361686          81,622
    Remaining contract charges         31,346            --         423,732

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
INVESCO V.I. SELECT DIMENSIONS
 EQUALLY-WEIGHTED S&P 500
 PORTFOLIO+
 2010  Lowest contract charges        1.30%             1.77%             19.94%
    Highest contract charges          2.60%             1.25%             18.08%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.30%             2.39%             43.20%
    Highest contract charges          2.60%             2.23%             41.08%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.31%             2.00%            (40.80)%
    Highest contract charges          2.61%             1.70%            (41.73)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             1.46%              0.16%
    Highest contract charges          2.59%             1.21%             (1.36)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             1.04%             14.20%
    Highest contract charges          2.60%             1.13%             12.38%
    Remaining contract charges          --                --                 --
UIF SMALL COMPANY GROWTH
 PORTFOLIO+
 2010  Lowest contract charges        1.50%               --              24.67%
    Highest contract charges          2.60%               --              23.31%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.50%               --              44.47%
    Highest contract charges          2.60%               --              42.89%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.51%               --             (41.32)%
    Highest contract charges          2.61%               --             (41.97)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.50%               --               1.43%
    Highest contract charges          2.59%               --               0.32%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.50%               --              10.17%
    Highest contract charges          2.60%               --               8.97%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
UIF GLOBAL FRANCHISE
 PORTFOLIO+
 2010  Lowest contract charges          2,620    $19.481149         $51,037
    Highest contract charges              162     17.923536           2,895
    Remaining contract charges         31,526            --         588,296
 2009  Lowest contract charges          4,257     17.339968          73,813
    Highest contract charges              162     16.130007           2,608
    Remaining contract charges         30,660            --         512,354
 2008  Lowest contract charges          2,938     13.585555          39,919
    Highest contract charges              162     12.777273           2,068
    Remaining contract charges         35,482            --         468,791
 2007  Lowest contract charges         15,779     19.407659         306,231
    Highest contract charges              162     18.455152           2,989
    Remaining contract charges         44,689            --         848,655
 2006  Lowest contract charges         17,712     17.945559         317,850
    Highest contract charges              427     17.253444           7,374
    Remaining contract charges         45,826            --         808,150
MTB MANAGED ALLOCATION FUND --
 MODERATE GROWTH II
 2010  Lowest contract charges      1,359,019      1.154570       1,569,082
    Highest contract charges           98,199      1.094031         107,433
    Remaining contract charges      1,130,229            --       1,276,215
 2009  Lowest contract charges      1,401,579      1.056330       1,480,530
    Highest contract charges           98,199      1.008982          99,081
    Remaining contract charges      1,402,756            --       1,452,385
 2008  Lowest contract charges      1,521,563      0.850690       1,294,378
    Highest contract charges           98,199      0.819082          80,433
    Remaining contract charges      1,514,908            --       1,266,057
 2007  Lowest contract charges      1,246,543      1.213306       1,512,439
    Highest contract charges           68,363      1.177618          80,506
    Remaining contract charges      1,482,212            --       1,773,608
 2006  Lowest contract charges        721,243      1.148226         828,150
    Highest contract charges           50,226      1.123383          56,422
    Remaining contract charges      1,341,151            --       1,523,368

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
UIF GLOBAL FRANCHISE
 PORTFOLIO+
 2010  Lowest contract charges        1.50%             0.48%             12.35%
    Highest contract charges          2.60%             0.14%             11.12%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.49%             6.58%             27.64%
    Highest contract charges          2.60%             8.09%             26.24%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.52%             1.78%            (30.00)%
    Highest contract charges          2.61%             1.74%            (30.77)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.50%               --               8.15%
    Highest contract charges          2.59%               --               6.97%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.50%             1.41%             19.70%
    Highest contract charges          2.60%             1.41%             18.39%
    Remaining contract charges          --                --                 --
MTB MANAGED ALLOCATION FUND --
 MODERATE GROWTH II
 2010  Lowest contract charges        1.15%             0.73%              9.29%
    Highest contract charges          1.95%             0.73%              8.42%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.15%               --              24.17%
    Highest contract charges          1.95%               --              23.18%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             1.56%            (29.89)%
    Highest contract charges          1.95%             1.42%            (30.45)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             2.55%              5.67%
    Highest contract charges          1.94%             2.23%              4.83%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             2.98%              9.12%
    Highest contract charges          1.95%             2.57%              8.25%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
OPPENHEIMER SMALL- & MID-CAP
 GROWTH FUND/VA+
 2010  Lowest contract charges        117,554     $9.740581      $1,145,042
    Highest contract charges               11      9.028582              98
    Remaining contract charges        217,085            --       2,050,246
 2009  Lowest contract charges         86,882      7.748581         673,213
    Highest contract charges               11      7.276105              81
    Remaining contract charges        181,543            --       1,368,731
 2008  Lowest contract charges         86,525      5.926277         512,773
    Highest contract charges               11      5.637671              64
    Remaining contract charges        209,481            --       1,214,833
 2007  Lowest contract charges         70,205     11.803633         828,669
    Highest contract charges              119     11.376060           1,358
    Remaining contract charges        185,717            --       2,157,215
 2006  Lowest contract charges         49,690     11.260326         559,525
    Highest contract charges              712     11.004514           7,840
    Remaining contract charges        136,830            --       1,523,421
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2010  Lowest contract charges          5,872     10.707143          62,870
    Highest contract charges              522     15.312529           7,991
    Remaining contract charges      4,663,504            --      47,791,649
 2009  Lowest contract charges          5,220      9.884059          51,591
    Highest contract charges              607      9.103550           5,528
    Remaining contract charges      5,078,591            --      48,404,384
 2008  Lowest contract charges          4,724      6.908280          32,633
    Highest contract charges              659      6.471717           4,266
    Remaining contract charges      5,547,066            --      37,228,203
 2007  Lowest contract charges          6,655     12.809096          85,239
    Highest contract charges              595     12.205811           7,268
    Remaining contract charges      4,333,439            --      54,285,305
 2006  Lowest contract charges          1,770     11.334601          20,066
    Highest contract charges              171     10.985837           1,879
    Remaining contract charges      2,730,869            --      30,486,392

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
OPPENHEIMER SMALL- & MID-CAP
 GROWTH FUND/VA+
 2010  Lowest contract charges        1.15%               --              25.71%
    Highest contract charges          2.62%               --              24.09%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.15%               --              30.75%
    Highest contract charges          0.94%               --              29.06%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%               --             (49.79)%
    Highest contract charges          2.48%               --             (50.44)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.15%               --               4.83%
    Highest contract charges          2.34%               --               3.47%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%               --               1.53%
    Highest contract charges          2.40%               --               0.27%
    Remaining contract charges          --                --                 --
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2010  Lowest contract charges        0.75%               --               8.33%
    Highest contract charges          0.63%               --               6.29%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             0.01%             43.08%
    Highest contract charges          2.45%             0.01%             40.67%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%               --             (46.07)%
    Highest contract charges          2.46%               --             (46.98)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%               --              13.01%
    Highest contract charges          2.40%             0.01%             11.11%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%               --               6.88%
    Highest contract charges          2.48%             0.33%              5.08%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2010  Lowest contract charges         37,947    $13.299088        $504,660
    Highest contract charges            7,840      9.211209          72,212
    Remaining contract charges     13,203,636            --     168,697,717
 2009  Lowest contract charges         41,177     11.580745         476,857
    Highest contract charges            6,963      8.158560          56,807
    Remaining contract charges     14,419,900            --     161,498,940
 2008  Lowest contract charges         42,478      8.372758         355,654
    Highest contract charges            6,963      5.999599          41,776
    Remaining contract charges     15,965,891            --     130,152,184
 2007  Lowest contract charges         39,729     14.137670         561,682
    Highest contract charges              275     10.304583           2,838
    Remaining contract charges     15,324,409            --     212,354,905
 2006  Lowest contract charges         20,123     13.427502         270,208
    Highest contract charges           90,175     13.026465       1,174,656
    Remaining contract charges      8,295,986            --     109,880,758
OPPENHEIMER MAIN STREET
 FUND(R)/VA
 2010  Lowest contract charges            259     10.982330           2,840
    Highest contract charges            1,163      9.944645          11,562
    Remaining contract charges        832,958            --       8,664,159
 2009  Lowest contract charges            285      9.553191           2,723
    Highest contract charges            1,163      8.798832          10,230
    Remaining contract charges        925,522            --       8,445,420
 2008  Lowest contract charges          1,429      7.519888          10,745
    Highest contract charges            1,163      7.044732           8,191
    Remaining contract charges        969,340            --       7,031,646
 2007  Lowest contract charges          1,210     12.344736          14,937
    Highest contract charges              366     11.763316           4,309
    Remaining contract charges        931,556            --      11,205,388
 2006  Lowest contract charges          1,082     11.941867          12,919
    Highest contract charges           32,407     11.585138         375,442
    Remaining contract charges        596,326            --       7,004,299

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2010  Lowest contract charges        0.75%             1.26%             14.84%
    Highest contract charges          2.45%             1.23%             12.90%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             1.92%             38.32%
    Highest contract charges          2.45%             1.91%             35.99%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             1.22%            (40.78)%
    Highest contract charges          2.43%             0.38%            (41.78)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.80%              5.29%
    Highest contract charges          1.72%               --              (1.60)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.32%             16.49%
    Highest contract charges          2.39%             0.36%             14.58%
    Remaining contract charges          --                --                 --
OPPENHEIMER MAIN STREET
 FUND(R)/VA
 2010  Lowest contract charges        0.74%             0.90%             14.96%
    Highest contract charges          2.45%             0.88%             13.02%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.76%             5.03%             27.04%
    Highest contract charges          2.45%             1.60%             24.90%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             1.21%            (39.08)%
    Highest contract charges          2.44%             0.96%            (40.11)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.74%              3.37%
    Highest contract charges          2.35%               --               1.63%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.74%               --              13.90%
    Highest contract charges          2.40%             0.59%             12.04%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL
 CAP FUND(R)/VA
 2010  Lowest contract charges          1,496    $12.477264         $18,662
    Highest contract charges              637     17.245498          10,992
    Remaining contract charges      5,154,472            --      61,508,981
 2009  Lowest contract charges          1,364     10.215848          13,930
    Highest contract charges            1,939      9.409166          18,243
    Remaining contract charges      5,813,572            --      57,214,690
 2008  Lowest contract charges          2,872      7.519269          21,595
    Highest contract charges            1,963      7.044132          13,829
    Remaining contract charges      6,422,833            --      46,881,577
 2007  Lowest contract charges          1,457     12.219796          17,809
    Highest contract charges            1,956     11.644211          22,781
    Remaining contract charges      6,321,287            --      75,547,559
 2006  Lowest contract charges            454     12.485517           5,664
    Highest contract charges              214     12.101367           2,593
    Remaining contract charges      4,141,269            --      50,925,541
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2010  Lowest contract charges          5,197     22.337761         116,091
    Highest contract charges           17,221     15.713840         270,613
    Remaining contract charges      2,453,763            --      48,705,892
 2009  Lowest contract charges          5,074     19.974918         101,356
    Highest contract charges           17,774     14.285292         253,909
    Remaining contract charges      2,388,247            --      42,689,367
 2008  Lowest contract charges          4,827     12.954271          62,534
    Highest contract charges           14,200      9.418219         133,737
    Remaining contract charges      2,155,171            --      25,140,516
 2007  Lowest contract charges          5,348     18.865269         100,892
    Highest contract charges           58,882     13.944160         821,067
    Remaining contract charges      2,204,985            --      37,724,801
 2006  Lowest contract charges            970     18.253223          17,711
    Highest contract charges           13,592     13.716189         186,414
    Remaining contract charges      1,195,380            --      19,738,506

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
OPPENHEIMER MAIN STREET SMALL
 CAP FUND(R)/VA
 2010  Lowest contract charges        0.75%             0.37%             22.14%
    Highest contract charges          0.63%               --              19.84%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             0.65%             35.86%
    Highest contract charges          2.45%             0.64%             33.58%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.19%            (38.47)%
    Highest contract charges          2.46%             0.28%            (39.51)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.04%             (2.13)%
    Highest contract charges          2.41%             0.04%             (3.78)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%               --              13.80%
    Highest contract charges          2.45%             0.03%             11.88%
    Remaining contract charges          --                --                 --
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2010  Lowest contract charges        0.75%            14.82%             11.83%
    Highest contract charges          2.40%            14.67%             10.00%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             7.38%             54.20%
    Highest contract charges          2.39%             6.40%             51.68%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             6.12%            (31.33)%
    Highest contract charges          2.42%             3.97%            (32.46)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             4.24%              3.35%
    Highest contract charges          2.38%             4.34%              1.66%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.76%             3.63%              5.50%
    Highest contract charges          2.40%             6.11%              3.77%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2010  Lowest contract charges          1,948    $38.890290         $75,741
    Highest contract charges               12      9.553836             119
    Remaining contract charges        384,231            --       7,495,086
 2009  Lowest contract charges          1,808     34.164535          61,778
    Highest contract charges               13      8.536656             108
    Remaining contract charges        382,903            --       5,984,198
 2008  Lowest contract charges          1,798     25.458789          45,776
    Highest contract charges               13      6.470360              83
    Remaining contract charges        416,346            --       4,880,889
 2007  Lowest contract charges          1,927     38.469378          74,121
    Highest contract charges              136      9.944940           1,352
    Remaining contract charges        435,605            --       7,530,354
 2006  Lowest contract charges          1,892     37.652345          71,246
    Highest contract charges           10,360     11.181051         115,842
    Remaining contract charges        332,210            --       5,142,488
PUTNAM VT GROWTH AND INCOME
 FUND
 2010  Lowest contract charges              5     49.564167             242
    Highest contract charges            8,924      9.438735          84,229
    Remaining contract charges        182,656            --       4,649,486
 2009  Lowest contract charges              5     43.659846             214
    Highest contract charges           13,515      8.452551         114,236
    Remaining contract charges        170,648            --       4,030,825
 2008  Lowest contract charges              5     33.886310             167
    Highest contract charges           11,471      6.669551          76,505
    Remaining contract charges        221,664            --       3,781,690
 2007  Lowest contract charges              5     55.693138             276
    Highest contract charges              561     11.122224           6,244
    Remaining contract charges        264,785            --       7,115,966
 2006  Lowest contract charges            139     59.390313           8,267
    Highest contract charges              562     12.130723           6,811
    Remaining contract charges        145,557            --       3,877,563

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2010  Lowest contract charges        0.75%             5.47%             13.83%
    Highest contract charges          2.81%             5.52%             11.92%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             5.79%             34.20%
    Highest contract charges          3.20%             5.83%             31.94%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             3.73%            (33.82)%
    Highest contract charges          2.47%             4.98%            (34.94)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.50%              2.17%
    Highest contract charges          1.83%               --              (2.89)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             2.08%             12.01%
    Highest contract charges          2.41%             2.52%             10.18%
    Remaining contract charges          --                --                 --
PUTNAM VT GROWTH AND INCOME
 FUND
 2010  Lowest contract charges        0.25%             1.52%             13.52%
    Highest contract charges          2.40%             1.56%             11.67%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.30%             2.67%             28.84%
    Highest contract charges          2.40%             2.64%             26.73%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.27%             2.15%            (39.16)%
    Highest contract charges          2.41%             2.21%            (40.15)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.27%               --              (6.74)%
    Highest contract charges          2.45%             1.29%             (8.31)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.04%               --              14.70%
    Highest contract charges          2.45%             1.51%             13.11%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE
 FUND+
 2010  Lowest contract charges         20,456     $6.880497        $140,745
    Highest contract charges            1,128      6.593054           7,438
    Remaining contract charges         84,460            --         571,256
 2009  Lowest contract charges         26,481      6.497191         172,051
    Highest contract charges            1,129      6.307141           7,121
    Remaining contract charges         94,479            --         605,987
 2008  Lowest contract charges         18,314      5.208302          95,386
    Highest contract charges            1,130      5.122141           5,789
    Remaining contract charges        102,247            --         528,998
 2007  Lowest contract charges            459      9.760552           4,477
    Highest contract charges            4,906      9.746889          47,823
    Remaining contract charges             --            --              --
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 2010  Lowest contract charges          1,501     20.039777          30,081
    Highest contract charges            1,113     13.894466          15,468
    Remaining contract charges      3,707,865            --      50,700,466
 2009  Lowest contract charges          1,584     18.350770          29,069
    Highest contract charges           14,655      6.831196         100,110
    Remaining contract charges      4,049,356            --      51,031,718
 2008  Lowest contract charges          2,496     14.834573          37,024
    Highest contract charges           15,540      5.617009          87,289
    Remaining contract charges      4,725,676            --      48,195,709
 2007  Lowest contract charges          2,460     26.666709          65,587
    Highest contract charges           12,229     10.270794         125,599
    Remaining contract charges      4,463,983            --      81,316,834
 2006  Lowest contract charges          2,426     24.793041          60,141
    Highest contract charges           75,170     12.560151         944,159
    Remaining contract charges      3,401,844            --      56,766,723
PUTNAM VT INVESTORS FUND
 2010  Lowest contract charges          8,307      9.314562          77,371
    Highest contract charges           27,975      6.123513         171,305
    Remaining contract charges      3,639,218            --      29,561,843
 2009  Lowest contract charges          8,331      8.237992          68,629
    Highest contract charges              747      5.489267           4,098
    Remaining contract charges      4,047,662            --      29,172,339
 2008  Lowest contract charges         10,885      6.344414          69,061
    Highest contract charges              866      4.299982           3,724
    Remaining contract charges      4,484,774            --      24,989,840
 2007  Lowest contract charges         11,096     10.573923         117,332
    Highest contract charges              809      7.289828           5,896
    Remaining contract charges      2,393,816            --      21,915,259
 2006  Lowest contract charges         11,276     11.233877         126,668
    Highest contract charges           21,453      7.889516         169,261
    Remaining contract charges        400,775            --       3,629,416

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE
 FUND+
 2010  Lowest contract charges        1.15%             3.45%              5.90%
    Highest contract charges          2.45%             3.28%              4.53%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.15%               --              24.75%
    Highest contract charges          2.45%               --              23.14%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.14%             0.96%            (46.64)%
    Highest contract charges          2.43%             2.07%            (47.33)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --                --              (1.12)%
    Highest contract charges          0.45%               --              (1.18)%
    Remaining contract charges          --                --                 --
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 2010  Lowest contract charges        0.75%             3.49%              9.20%
    Highest contract charges          0.65%               --               7.15%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%               --              23.70%
    Highest contract charges          2.45%               --              21.62%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             2.06%            (44.37)%
    Highest contract charges          2.45%             2.08%            (45.31)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             2.20%              7.56%
    Highest contract charges          1.85%               --              (1.78)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.45%             26.77%
    Highest contract charges          2.40%             0.54%             24.69%
    Remaining contract charges          --                --                 --
PUTNAM VT INVESTORS FUND
 2010  Lowest contract charges        0.75%             1.21%             13.07%
    Highest contract charges          2.40%             1.21%             11.22%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             1.08%             29.85%
    Highest contract charges          2.46%             1.27%             27.66%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.25%            (40.00)%
    Highest contract charges          2.46%             0.25%            (41.01)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.36%             (5.88)%
    Highest contract charges          2.44%               --              (7.46)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.30%             13.08%
    Highest contract charges          2.39%             0.29%             11.23%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH
 FUND+
 2010  Lowest contract charges          1,531    $12.414350         $19,003
    Highest contract charges            7,670     12.343941          94,675
    Remaining contract charges         80,801            --       1,000,792
PUTNAM VT SMALL CAP VALUE FUND
 2010  Lowest contract charges          3,567     23.032476          82,147
    Highest contract charges              375     16.819413           6,311
    Remaining contract charges      1,959,202            --      41,400,673
 2009  Lowest contract charges          3,662     18.419681          67,452
    Highest contract charges            5,226     14.612504          76,358
    Remaining contract charges      2,177,951            --      37,102,649
 2008  Lowest contract charges          3,899     14.109315          55,011
    Highest contract charges            5,431     11.385034          61,830
    Remaining contract charges      2,405,694            --      31,651,226
 2007  Lowest contract charges          4,054     23.443202          95,047
    Highest contract charges            1,594     19.242065          30,680
    Remaining contract charges      2,601,796            --      57,318,667
 2006  Lowest contract charges          3,804     27.061733         102,943
    Highest contract charges              308     22.593352           6,938
    Remaining contract charges      1,863,912            --      47,612,225
PUTNAM VT GEORGE PUTNAM
 BALANCED FUND+
 2010  Lowest contract charges          3,305     11.162153          36,888
    Highest contract charges              314      9.418537           2,957
    Remaining contract charges        353,770            --       3,785,761
 2009  Lowest contract charges          3,327     10.147627          33,765
    Highest contract charges              314      8.709196           2,737
    Remaining contract charges        403,758            --       3,956,191
 2008  Lowest contract charges          4,318      8.138466          35,144
    Highest contract charges              324      7.104520           2,302
    Remaining contract charges        445,673            --       3,534,238
 2007  Lowest contract charges          4,043     13.832698          55,931
    Highest contract charges              121     12.282903           1,488
    Remaining contract charges        445,569            --       6,055,625
 2006  Lowest contract charges          3,647     13.805165          50,352
    Highest contract charges            8,607     12.487367         107,476
    Remaining contract charges        273,718            --       3,753,816

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH
 FUND+
 2010  Lowest contract charges        0.20%               --              24.14%
    Highest contract charges          0.64%               --              23.44%
    Remaining contract charges          --                --                 --
PUTNAM VT SMALL CAP VALUE FUND
 2010  Lowest contract charges        0.75%             0.30%             25.04%
    Highest contract charges          0.50%               --              22.69%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             1.70%             30.55%
    Highest contract charges          2.45%             1.70%             28.35%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             1.46%            (39.82)%
    Highest contract charges          2.44%             1.00%            (40.83)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.55%            (13.37)%
    Highest contract charges          2.42%             0.25%            (14.83)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.22%             16.42%
    Highest contract charges          2.45%             0.35%             14.46%
    Remaining contract charges          --                --                 --
PUTNAM VT GEORGE PUTNAM
 BALANCED FUND+
 2010  Lowest contract charges        0.75%             5.11%             10.00%
    Highest contract charges          2.47%             5.05%              8.15%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             4.62%             24.69%
    Highest contract charges          2.43%             4.45%             22.59%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             4.53%            (41.17)%
    Highest contract charges          2.47%             3.79%            (42.16)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             2.58%              0.20%
    Highest contract charges          2.33%               --              (1.49)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.05%             11.09%
    Highest contract charges          2.39%             0.99%              9.27%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 2010  Lowest contract charges         26,462    $69.084497      $1,828,103
    Highest contract charges            8,740      7.853627          68,639
    Remaining contract charges        169,051            --       2,800,061
 2009  Lowest contract charges         21,210     57.851101       1,227,044
    Highest contract charges           17,866      6.682609         119,389
    Remaining contract charges        215,263            --       2,442,542
 2008  Lowest contract charges         11,065     35.705565         395,068
    Highest contract charges           14,905      4.176328          62,248
    Remaining contract charges         92,256            --         682,341
 2007  Lowest contract charges         12,446     57.361079         713,888
    Highest contract charges           15,515      6.793891         105,407
    Remaining contract charges        109,928            --       1,382,628
 2006  Lowest contract charges          9,719     54.988920         534,449
    Highest contract charges           20,466      6.594853         134,974
    Remaining contract charges         97,106            --       1,385,620
PUTNAM VT EQUITY INCOME FUND
 2010  Lowest contract charges          8,002     14.769377         118,182
    Highest contract charges            2,692     14.252552          38,371
    Remaining contract charges        424,330            --       6,159,157
 2009  Lowest contract charges         10,879     13.214639         143,762
    Highest contract charges            5,472     12.970674          70,973
    Remaining contract charges        440,017            --       5,761,990
PIONEER FUND VCT PORTFOLIO
 2010  Lowest contract charges         44,342      1.114727          49,430
    Highest contract charges          245,530      1.060424         260,366
    Remaining contract charges         40,875            --          44,463
 2009  Lowest contract charges         49,187      0.974389          47,927
    Highest contract charges          292,871      0.935772         274,060
    Remaining contract charges         66,424            --          63,451
 2008  Lowest contract charges         50,972      0.789105          40,222
    Highest contract charges          333,212      0.765073         254,932
    Remaining contract charges         73,838            --          57,389
 2007  Lowest contract charges         56,562      1.216169          68,789
    Highest contract charges          494,858      1.190416         589,087
    Remaining contract charges         94,748            --         113,981
 2006  Lowest contract charges         57,063      1.174047          66,995
    Highest contract charges          360,589      1.160156         418,342
    Remaining contract charges         83,927            --          97,906

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
PUTNAM VT VOYAGER FUND
 2010  Lowest contract charges        1.15%             1.27%             19.42%
    Highest contract charges          0.35%               --              17.88%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.15%             0.51%             62.02%
    Highest contract charges          2.39%             0.75%             60.01%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%               --             (37.75)%
    Highest contract charges          2.41%               --             (38.53)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.15%               --               4.31%
    Highest contract charges          2.40%               --               3.02%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             0.09%              4.23%
    Highest contract charges          2.40%             0.07%              2.94%
    Remaining contract charges          --                --                 --
PUTNAM VT EQUITY INCOME FUND
 2010  Lowest contract charges        0.75%             2.04%             11.77%
    Highest contract charges          2.45%             2.01%              9.88%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             1.28%             26.50%
    Highest contract charges          2.44%             1.23%             24.37%
    Remaining contract charges          --                --                 --
PIONEER FUND VCT PORTFOLIO
 2010  Lowest contract charges        1.15%             1.11%             14.40%
    Highest contract charges          2.10%             1.09%             13.32%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.15%             1.57%             23.48%
    Highest contract charges          2.10%             1.57%             22.31%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             1.53%            (35.12)%
    Highest contract charges          2.11%             1.45%            (35.73)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.15%             0.98%              3.59%
    Highest contract charges          2.09%             1.03%              2.61%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             1.14%             15.02%
    Highest contract charges          2.10%             1.11%             13.94%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH
 AND INCOME FUND+
 2010  Lowest contract charges         16,115    $15.856481        $255,521
    Highest contract charges            5,644     14.181013          80,033
    Remaining contract charges      2,432,193            --      36,111,350
 2009  Lowest contract charges         19,957     14.239834         284,190
    Highest contract charges            5,652     12.972981          73,323
    Remaining contract charges      2,713,135            --      35,964,363
 2008  Lowest contract charges         20,932     11.559974         241,973
    Highest contract charges            5,665     10.728106          60,772
    Remaining contract charges      2,895,435            --      31,638,933
 2007  Lowest contract charges         17,636     17.180850         303,005
    Highest contract charges            8,160     16.242615         132,539
    Remaining contract charges      3,028,065            --      49,319,474
 2006  Lowest contract charges          8,460     16.884100         142,841
    Highest contract charges            8,116     16.260056         131,982
    Remaining contract charges      1,925,596            --      30,026,589
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND+
 2010  Lowest contract charges         18,717     15.326425         286,865
    Highest contract charges              720     14.792870          10,657
    Remaining contract charges      3,687,928            --      54,446,567
 2009  Lowest contract charges         20,364     13.346950         271,801
    Highest contract charges            9,160     12.159411         111,378
    Remaining contract charges      4,074,165            --      52,787,338
 2008  Lowest contract charges         21,992     10.472431         230,313
    Highest contract charges           10,381      9.718718         100,894
    Remaining contract charges      4,550,318            --      46,645,275
 2007  Lowest contract charges         21,012     16.435250         345,337
    Highest contract charges           10,723     15.537611         166,608
    Remaining contract charges      4,988,601            --      80,944,783
 2006  Lowest contract charges         10,555     16.953685         178,941
    Highest contract charges           11,212     16.327017         183,059
    Remaining contract charges      3,838,549            --      64,723,968

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH
 AND INCOME FUND+
 2010  Lowest contract charges        0.75%             0.11%             11.35%
    Highest contract charges          2.60%             0.09%              9.31%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             3.67%             23.18%
    Highest contract charges          2.60%             3.62%             20.93%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             1.79%            (32.72)%
    Highest contract charges          2.62%             1.78%            (33.95)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.95%              1.76%
    Highest contract charges          2.59%             1.35%             (0.11)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.47%             15.11%
    Highest contract charges          2.60%             0.86%             13.00%
    Remaining contract charges          --                --                 --
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND+
 2010  Lowest contract charges        0.75%             0.13%             14.83%
    Highest contract charges          0.63%               --              12.67%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             4.31%             27.45%
    Highest contract charges          2.60%             4.30%             25.11%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             2.18%            (36.28)%
    Highest contract charges          2.61%             2.31%            (37.45)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             1.07%             (3.06)%
    Highest contract charges          2.59%             1.59%             (4.84)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.69%             15.18%
    Highest contract charges          2.60%             1.28%             13.07%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I.
 CAPITAL GROWTH FUND+
 2010  Lowest contract charges            924    $14.783671         $13,655
    Highest contract charges            2,729     13.601087          37,110
    Remaining contract charges         12,896            --         183,803
 2009  Lowest contract charges          1,241     12.551405          15,578
    Highest contract charges            2,729     11.675064          31,855
    Remaining contract charges         13,252            --         161,145
 2008  Lowest contract charges          1,637      7.691740          12,589
    Highest contract charges            2,728      7.233687          19,737
    Remaining contract charges         15,946            --         119,212
 2007  Lowest contract charges          2,176     15.344436          33,387
    Highest contract charges            2,728     14.590661          39,810
    Remaining contract charges         18,504            --         277,849
 2006  Lowest contract charges          1,465     13.353671          19,566
    Highest contract charges            2,729     12.838045          35,028
    Remaining contract charges         15,648            --         205,382
INVESCO VAN KAMPEN V.I. MID
 CAP GROWTH FUND+
 2010  Lowest contract charges          2,172     14.285671          31,021
    Highest contract charges              162     13.263331           2,144
    Remaining contract charges         20,826            --         288,191
 2009  Lowest contract charges          1,969     11.393961          22,429
    Highest contract charges              162     10.695487           1,731
    Remaining contract charges         19,216            --         212,871
 2008  Lowest contract charges          1,911      7.396327          14,135
    Highest contract charges              162      7.019577           1,137
    Remaining contract charges         16,621            --         120,025
 2007  Lowest contract charges          4,517     14.122344          63,795
    Highest contract charges              162     13.551542           2,197
    Remaining contract charges          8,462            --         117,159
 2006  Lowest contract charges          4,734     12.190083          57,702
    Highest contract charges              131     11.826680           1,547
    Remaining contract charges         13,521            --         161,681

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
INVESCO VAN KAMPEN V.I.
 CAPITAL GROWTH FUND+
 2010  Lowest contract charges        1.50%               --              17.79%
    Highest contract charges          2.60%               --              16.50%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.50%               --              63.18%
    Highest contract charges          2.60%               --              61.40%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.51%             0.23%            (49.87)%
    Highest contract charges          2.61%             0.19%            (50.42)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.49%               --              14.91%
    Highest contract charges          2.59%               --              13.65%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.50%               --               1.10%
    Highest contract charges          2.56%               --              (0.01)%
    Remaining contract charges          --                --                 --
INVESCO VAN KAMPEN V.I. MID
 CAP GROWTH FUND+
 2010  Lowest contract charges        1.50%               --              25.38%
    Highest contract charges          2.60%               --              24.01%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.50%               --              54.05%
    Highest contract charges          2.60%               --              52.37%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.51%               --             (47.63)%
    Highest contract charges          2.61%               --             (48.20)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.50%               --              15.85%
    Highest contract charges          2.59%               --              14.58%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.50%               --               3.36%
    Highest contract charges          2.60%               --               2.23%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I.
 GOVERNMENT FUND+
 2010  Lowest contract charges          2,657    $11.197097         $29,747
    Highest contract charges            4,905     10.466116          51,332
    Remaining contract charges         35,981            --         389,199
 2009  Lowest contract charges          2,762     10.847798          29,960
    Highest contract charges            4,604     10.241506          47,149
    Remaining contract charges         37,043            --         389,881
 2008  Lowest contract charges          2,534     10.928816          27,692
    Highest contract charges            2,845     10.421719          29,655
    Remaining contract charges         36,241            --         386,442
 2007  Lowest contract charges            738     10.975127           8,104
    Highest contract charges            6,935     10.536728          73,075
    Remaining contract charges         49,168            --         526,282
 2006  Lowest contract charges            739     10.410536           7,695
    Highest contract charges            6,333     10.105234          63,997
    Remaining contract charges         42,656            --         435,818
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND+
 2010  Lowest contract charges         30,026      1.465154          43,993
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND+
 2010  Lowest contract charges          3,366      1.125767           3,789
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND+
 2010  Lowest contract charges        251,113      1.753967         440,443
    Highest contract charges            5,053      0.987748           4,991
    Remaining contract charges      1,452,139            --       1,513,300
 2009  Lowest contract charges        227,626      1.519248         345,820
    Highest contract charges            6,107      0.866352           5,291
    Remaining contract charges      1,428,964            --       1,294,662
 2008  Lowest contract charges        267,177      1.325462         354,133
    Highest contract charges           23,898      0.765357          18,291
    Remaining contract charges      1,639,202            --       1,302,705
 2007  Lowest contract charges        157,813      2.291471         361,623
    Highest contract charges           16,075      1.339833          21,538
    Remaining contract charges      1,164,443            --       1,626,970
 2006  Lowest contract charges         46,785      2.015588          94,300
    Highest contract charges           13,829      1.193327          16,502
    Remaining contract charges        486,265            --         613,663

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
INVESCO VAN KAMPEN V.I.
 GOVERNMENT FUND+
 2010  Lowest contract charges        1.60%             0.21%              3.22%
    Highest contract charges          2.60%             0.17%              2.19%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.60%             6.03%             (0.74)%
    Highest contract charges          2.60%             7.13%             (1.73)%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.57%             1.51%             (0.10)%
    Highest contract charges          2.61%             4.42%             (1.09)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.50%             4.41%              5.42%
    Highest contract charges          2.59%             4.30%              4.27%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.50%             4.23%              1.57%
    Highest contract charges          2.60%             4.26%              0.46%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND+
 2010  Lowest contract charges        0.93%             2.23%              5.62%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND+
 2010  Lowest contract charges        0.75%               --              11.96%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND+
 2010  Lowest contract charges        0.47%               --              14.00%
    Highest contract charges          0.97%               --              13.41%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.15%             3.38%             14.62%
    Highest contract charges          2.43%             3.61%             13.20%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%               --             (42.16)%
    Highest contract charges          2.40%               --             (42.88)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             4.32%             13.69%
    Highest contract charges          2.39%             2.82%             12.28%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             4.74%             21.75%
    Highest contract charges          2.40%             3.79%             20.24%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND+
 2010  Lowest contract charges         64,599    $12.798846        $826,793
    Highest contract charges              675     12.712117           8,584
    Remaining contract charges        231,326            --       2,892,586
 2009  Lowest contract charges          3,306      1.342955           4,440
    Highest contract charges            2,304      1.298796           2,992
    Remaining contract charges             --            --              --
 2008  Lowest contract charges          3,708      0.894400           3,316
    Highest contract charges            2,561      0.868884           2,225
    Remaining contract charges             --            --              --
 2007  Lowest contract charges          5,718      1.579591           9,032
    Highest contract charges            2,490      1.514837           3,772
    Remaining contract charges          1,613            --           2,504
 2006  Lowest contract charges          6,390      1.406759           8,989
    Highest contract charges            2,854      1.359239           3,879
    Remaining contract charges            740            --           1,026
WELLS FARGO ADVANTAGE VT SMALL
 CAP VALUE FUND+
 2010  Lowest contract charges        169,225     12.217855       2,067,564
    Highest contract charges              659     12.134981           7,997
    Remaining contract charges        544,322            --       6,631,915

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND+
 2010  Lowest contract charges        0.52%               --              27.99%
    Highest contract charges          0.46%               --              27.12%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.64%               --              50.15%
    Highest contract charges          2.10%               --              49.48%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.65%               --             (42.38)%
    Highest contract charges          2.11%               --             (42.64)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.35%               --              12.29%
    Highest contract charges          2.09%               --              11.45%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.34%               --              21.11%
    Highest contract charges          2.08%               --              20.20%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT SMALL
 CAP VALUE FUND+
 2010  Lowest contract charges        1.07%               --              22.18%
    Highest contract charges          0.46%               --              21.35%
    Remaining contract charges          --                --                 --

* This represents the non-annualized expense rate and considers only those expenses that are charged through a reduction of unit values which are presented within the accompanying Statements of Operations. The ratio is calculated by dividing the contract charges incurred by the average daily net assets of the respective contract for the period funded. Annualized expense rates are presented in the footnotes following this disclosure. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Funds' manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Sub-Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

 +  See parenthetical for this Sub-Account in Note 1.

-------------------------------------------------------------------------------

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.55% to 1.60% of the Sub-Account's average daily net assets for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company will charge an expense ranging from 0.05% to 0.20% of the Sub-Account's average daily net assets for administrative services provided by the Company.

    These charges are a reduction in unit values.

RIDERS:

    The Company will charge an expense for various Rider charges, such as Optional Death Benefit Charge, Earnings Protection Benefit Charge, Principal First Charge, Principal First Preferred, MAV Plus, and MAV/EPB Death Benefit Charge. These deductions range from 0.15% to .75% of the Sub-Account's average daily net assets.

    These charges are a reduction in unit values.

    The Company will also charge an expense for Rider charges related to The Hartford's Income Foundation, The Hartford's Lifetime Income Builder, and The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Selects, and The Hartford's Lifetime Income Portfolios. The Company initially makes deductions of 0.30%, 0.40%, 40%, 0.55%, and 0.65%, respectively. The Company has the right to increase both the Lifetime Income Builder and Lifetime Income Builder II to a maximum charge of 0.75% and the right to increase both the Lifetime Income Selects and Lifetime Income Portfolios to a maximum charge of 1.50%.

    These charges are a redemption of units.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These charges are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are a redemption of units.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in equity, and cash flows for each of the three years in the period ended December 31, 2010. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Harford Life Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 of the consolidated financial statements, the Company changed its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010, for other-than-temporary impairments as required by accounting guidance adopted in 2009, and for the fair value measurement of financial instruments as required by accounting guidance adopted in 2008.

DELOITTE & TOUCHE LLP
Hartford, Connecticut
February 25, 2011

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                    FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                            2010           2009            2008
                                                       (IN MILLIONS)
---------------------------------------------------------------------------------------
REVENUES
 Fee income and other                       $3,806          $3,723          $4,123
 Earned premiums                               260             377             984
 Net investment income (loss)
  Securities available-for-sale and
   other                                     2,621           2,505           2,588
  Equity securities held for trading           238             343            (246)
                                          --------       ---------       ---------
 Total net investment income (loss)          2,859           2,848           2,342
 Net realized capital gains (losses):
  Total other-than-temporary impairment
   ("OTTI") losses                            (712)         (1,722)         (1,888)
  OTTI losses recognized to other
   comprehensive income                        376             530              --
                                          --------       ---------       ---------
  Net OTTI losses recognized in earnings      (336)         (1,192)         (1,888)
  Net realized capital gains (losses),
   excluding net OTTI losses recognized
   in earnings                                (608)            316          (3,875)
                                          --------       ---------       ---------
   Total net realized capital gains
    (losses)                                  (944)           (876)         (5,763)
                                          --------       ---------       ---------
                          TOTAL REVENUES     5,981           6,072           1,686
BENEFITS, LOSSES AND EXPENSES
 Benefits, loss and loss adjustment
  expenses                                   2,948           3,716           4,048
 Benefits, loss and loss adjustment
  expenses -- returns credited on
  International unit-linked bonds and
  pension products                             238             343            (246)
 Insurance operating costs and other
  expenses                                   1,610           1,826           1,911
 Amortization of deferred policy
  acquisition costs and present value of
  future profits                               215           3,716           1,610
 Goodwill impairment                            --              --             184
 Dividends to policyholders                     21              12              13
                                          --------       ---------       ---------
     TOTAL BENEFITS, LOSSES AND EXPENSES     5,032           9,613           7,520
                                          --------       ---------       ---------
INCOME (LOSS) FROM CONTINUING OPERATIONS
                     BEFORE INCOME TAXES       949          (3,541)         (5,834)
 Income tax expense (benefit)                  228          (1,399)         (2,180)
                                          --------       ---------       ---------
INCOME (LOSS) FROM CONTINUING OPERATIONS       721          (2,142)         (3,654)
 Income (loss) from discontinued
  operations, net of tax                        31              (5)             (5)
                                          --------       ---------       ---------
                       NET INCOME (LOSS)       752          (2,147)         (3,659)
   Net income (loss) attributable to the
    noncontrolling interest                      8              10            (105)
                                          --------       ---------       ---------
       NET INCOME (LOSS) ATTRIBUTABLE TO
         HARTFORD LIFE INSURANCE COMPANY      $744         $(2,157)        $(3,554)
                                          --------       ---------       ---------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                   AS OF DECEMBER 31,
ASSETS                                           2010              2009
                                                  (IN MILLIONS, EXCEPT
                                                     FOR SHARE DATA)
--------------------------------------------------------------------------------
 Investments
 Fixed maturities, available-for-sale, at
  fair value (amortized cost of $45,323 and
  $44,284) (includes variable interest
  entity assets, at fair value, of $406 as
  of December 31, 2010)                           $44,834           $40,403
 Fixed maturities, at fair value using the
  fair value option (includes variable
  interest entity assets, at fair value, of
  $323 as of December 31, 2010)                       639                --
 Equity securities, trading, at fair value
  (cost of $2,061 and $2,359)                       2,279             2,443
 Equity securities, available for sale, at
  fair value (cost of $320 and $447)                  340               419
 Policy loans, at outstanding balance               2,128             2,120
 Mortgage loans (net of allowances for loan
  losses of $62 and $260)                           3,244             4,304
 Limited partnership and other alternative
  investments (includes variable interest
  entity assets of $14 as of December 31,
  2010)                                               838               759
 Other investments                                  1,461               338
 Short-term investments                             3,489             5,128
                                              -----------       -----------
                           TOTAL INVESTMENTS       59,252            55,914
 Cash                                                 531               793
 Premiums receivable and agents' balances              67                69
 Reinsurance recoverables                           3,924             3,140
 Deferred income taxes, net                         2,138             3,066
 Deferred policy acquisition costs and
  present value of future profits                   4,949             5,779
 Goodwill                                             470               470
 Other assets                                         692             1,709
 Separate account assets                          159,729           150,380
                                              -----------       -----------
                                TOTAL ASSETS     $231,752         $221, 320
                                              -----------       -----------
LIABILITIES
 Reserve for future policy benefits and
  unpaid losses and loss adjustment expenses      $11,385           $11,318
 Other policyholder funds and benefits
  payable                                          43,395            43,526
 Other policyholder funds and benefits
  payable -- International unit-liked bonds
  and pension products                              2,252             2,419
 Consumer notes                                       382             1,136
 Other liabilities (includes variable
  interest entity liabilities of $422 as of
  December 31, 2010)                                6,398             6,245
 Separate account liabilities                     159,729           150,380
                                              -----------       -----------
                           TOTAL LIABILITIES      223,541           215,024
                                              -----------       -----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE
 10)
STOCKHOLDER'SEQUITY
 Common stock -- 1,000 shares authorized,
  issued and outstanding, par value $5,690              6                 6
 Capital surplus                                    8,265             8,457
 Accumulated other comprehensive loss, net
  of tax                                             (372)           (1,941)
 Retained earnings (deficit)                          312              (287)
                                              -----------       -----------
                  TOTAL STOCKHOLDER'S EQUITY        8,211             6,235
                                              -----------       -----------
 Noncontrolling interest                               --                61
                                              -----------       -----------
                                TOTAL EQUITY        8,211             6,296
                                              -----------       -----------
  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $231,752          $221,320
                                              -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                                               ACCUMULATED OTHER COMPREHENSIVE
                                                                                        INCOME (LOSS)
                                                                        NET                NET (LOSS)
                                                                    UNREALIZED              GAIN ON
                                                                   CAPITAL GAINS           CASH FLOW              FOREIGN
                                  COMMON                            (LOSSES) ON             HEDGING              CURRENCY
                                   STOCK           CAPITAL          SECURITIES,           INSTRUMENTS,          TRANSLATION
                                                   SURPLUS          NET OF TAX             NET OF TAX              ADJS
                                                                          (IN MILLIONS)
----------------------------------------------------------------------------------------------------------------------------------
2010
Balance, December 31, 2009           $6            $8,457             $(2,039)                $148                  $(50)
Comprehensive income
Net income
 Other comprehensive income,
  net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                                        1,298
 Net gains on cash flow
  hedging instruments                                                                          117
Cumulative translation
 adjustments                                                                                                         (18)
                                                                                                                   -----
Total other comprehensive
 income                                                                 1,298                  117                   (18)
  Total comprehensive income                                            1,298                  117                   (18)
Capital contribution from
 parent (3)                                          (192)
Dividends declared
Cumulative effect of
 accounting changes, net of
 tax                                                                      172
                                                                      -------
Change in noncontrolling
 interest ownership
Noncontrolling income
   BALANCE, DECEMBER 31, 2010        $6            $8,265               $(569)                $265                  $(68)
                                    ---            ------             -------                 ----                 -----
2009
Balance, December 31, 2008           $6            $6,157             $(4,806)                $440                 $(165)
Comprehensive income
Net loss
 Other comprehensive income,
  net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                                        3,229
 Net gains on cash flow
  hedging instruments                                                                         (292)
Cumulative translation
 adjustments                                                                                                         115
Total other comprehensive
 income
  Total comprehensive income
Capital contribution from
 parent (3)                                         2,300
Dividends declared
Cumulative effect of
 accounting changes, net of
 tax                                                                     (462)
                                                                      -------
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
   BALANCE, DECEMBER 31, 2009        $6            $8,457             $(2,039)                $148                  $(50)
                                    ---            ------             -------                 ----                 -----
2008
Balance, December 31, 2007           $6            $3,746               $(318)                $(137)                  $8
Comprehensive income
Net loss
 Other comprehensive income,
 net of tax (1)
 Net change in unrealized
 capital gains (losses) on
 securities (2)                                                        (4,488)
 Net loss on cash flow
  hedging instruments                                                                          577
Cumulative translation
 adjustments                                                                                                        (173)
Total other comprehensive
 loss
  Total comprehensive loss
Capital contribution from
 parent (3)                                         2,411
Dividends declared
Cumulative effect of
 accounting changes, net of
 tax
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
   BALANCE, DECEMBER 31, 2008        $6            $6,157             $(4,806)                $440                 $(165)
                                    ---            ------             -------                 ----                 -----


                                   RETAINED                TOTAL                  NON-
                                   EARNINGS            STOCKHOLDER'S          CONTROLLING         TOTAL
                                  (DEFICIT)                EQUITY               INTEREST          EQUITY
                                                             (IN MILLIONS)
-----------------------------  ------------------------------------------------------------------------------
2010
Balance, December 31, 2009           $(287)                $6,235                  $61            $6,296
Comprehensive income
Net income                             744                    744                                    744
 Other comprehensive income,
  net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                            1,298                                  1,298
 Net gains on cash flow
  hedging instruments                                         117                                    117
Cumulative translation
 adjustments                                                  (18)                                   (18)
                                                           ------
Total other comprehensive
 income                                                     1,397                                  1,397
  Total comprehensive income           744                  2,141                                  2,141
Capital contribution from
 parent (3)                                                  (192)                                  (192)
Dividends declared                       1                      1                                      1
Cumulative effect of
 accounting changes, net of
 tax                                  (146)                    26                                     26
                                    ------                 ------                                 ------
Change in noncontrolling
 interest ownership                                                                (69)              (69)
                                                                                  ----            ------
Noncontrolling income                                                                8                 8
                                                                                  ----            ------
   BALANCE, DECEMBER 31, 2010         $312                 $8,211                 $ --            $8,211
                                    ------                 ------                 ----            ------
2009
Balance, December 31, 2008          $1,446                 $3,078                 $165            $3,243
Comprehensive income
Net loss                            (2,157)                (2,157)                                (2,157)
 Other comprehensive income,
  net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                            3,229                                  3,229
 Net gains on cash flow
  hedging instruments                                        (292)                                  (292)
Cumulative translation
 adjustments                                                  115                                    115
                                                           ------                                 ------
Total other comprehensive
 income                                                     3,052                                  3,052
                                                           ------                                 ------
  Total comprehensive income                                  895                                    895
Capital contribution from
 parent (3)                                                 2,300                                  2,300
Dividends declared                     (38)                   (38)                                   (38)
Cumulative effect of
 accounting changes, net of
 tax                                   462                     --                                     --
                                    ------                 ------                                 ------
Change in noncontrolling
 interest ownership                                                               (114)             (114)
                                                                                  ----            ------
Noncontrolling income (loss)                                                        10                10
                                                                                  ----            ------
   BALANCE, DECEMBER 31, 2009        $(287)                $6,235                  $61            $6,296
                                    ------                 ------                 ----            ------
2008
Balance, December 31, 2007          $5,315                 $8,620                 $255            $8,875
Comprehensive income
Net loss                            (3,554)                (3,554)                                (3,554)
 Other comprehensive income,
 net of tax (1)
 Net change in unrealized
 capital gains (losses) on
 securities (2)                                            (4,488)                                (4,488)
 Net loss on cash flow
  hedging instruments                                         577                                    577
Cumulative translation
 adjustments                                                 (173)                                  (173)
                                                           ------                                 ------
Total other comprehensive
 loss                                                      (4,084)                                (4,084)
                                                           ------                                 ------
  Total comprehensive loss                                 (7,638)                                (7,638)
Capital contribution from
 parent (3)                                                 2,411                                  2,411
Dividends declared                    (313)                  (313)                                  (313)
Cumulative effect of
 accounting changes, net of
 tax                                    (2)                    (2)                                    (2)
                                    ------                 ------                                 ------
Change in noncontrolling
 interest ownership                                                                 15                15
                                                                                  ----            ------
Noncontrolling income (loss)                                                      (105)             (105)
   BALANCE, DECEMBER 31, 2008       $1,446                 $3,078                 $165            $3,243
                                    ------                 ------                 ----            ------

(1) Net change in unrealized capital gain on securities is reflected net of tax provision (benefit) and other items of $(699), $(1,739), and $2,416 for the years ended December 31, 2010, 2009 and 2008, respectively. Net (loss) gain on cash flow hedging instruments is net of tax provision (benefit) of $(63), $157 and $(310) for the years ended December 31, 2010, 2009 and 2008, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $(121), $(1,076), and $(1,396) for the years ended December 31, 2010, 2009 and 2008, respectively.

(3) The Company received $2.1 billion in capital contributions from its parent and returned capital of $700 to its parent. The Company received noncash capital contributions of $887 as a result of valuations associated with the October 1, 2009 reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 Transactions with Affiliates. The Company received a noncash asset capital contribution of $180 from its parent company during 2008.

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2010           2009           2008
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income (loss)                       $752        $(2,147)       $(3,659)
 Adjustments to reconcile net
  income (loss) to net cash
  provided by operating
  activities
 Amortization of deferred
  policy acquisition costs and
  present value of future
  profits                                 232          3,727          1,620
 Additions to deferred policy
  acquisition costs and
  present value of future
  profits                                (521)          (674)        (1,258)
 Change in:
 Reserve for future policy
  benefits, unpaid losses and
  loss adjustment expenses                 13            574          1,161
 Reinsurance recoverables                  26             66            (29)
 Receivables and other assets            (112)           (20)            66
 Payables and accruals                    295            420           (369)
 Accrued and deferred income
  taxes                                   (90)          (797)        (2,166)
 Net realized capital losses              882            877          5,763
 Net receipts from investment
  contracts related to
  policyholder funds --
  International unit-linked
  bonds and pension products             (167)           804            396
 Net increase in equity
  securities, trading                     164           (809)          (386)
 Depreciation and amortization            207            173             78
 Goodwill impairment                       --             --            184
 Other, net                               201            328           (190)
                                     --------       --------       --------
NET CASH PROVIDED BY OPERATING
                    ACTIVITIES         $1,882         $2,522         $1,211
                                     --------       --------       --------
INVESTING ACTIVITIES
 Proceeds from the
  sale/maturity/prepayment of:
 Fixed maturities and
  short-term investments,
  available for sale                  $28,581        $37,224        $12,104
 Fixed maturities, fair value
  option                                   20             --             --
 Equity securities,
  available-for-sale                      171            162            140
 Mortgage loans                         1,288            413            325
 Partnerships                             151            173            250
 Payments for the purchase of:
 Fixed maturities and
  short-term investments,
  available for sale                  (28,871)       (35,519)       (18,216)
 Fixed maturities, fair value
  option                                  (74)            --             --
 Equity securities,
  available-for-sale                     (122)           (61)          (144)
 Mortgage loans                          (189)          (197)        (1,067)
 Partnerships                            (172)          (121)          (330)
 Derivatives payments (sales),
  net                                    (644)          (520)         1,170
 Proceeds from business sold              241             --             --
 Purchase price of businesses
  acquired                                 --             --            (78)
 Change in policy loans, net               (8)            34           (139)
 Change in payables for
  collateral under securities
  lending, net                            (46)        (1,805)          (974)
 Change in all other, net                (117)            25            362
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED
     FOR) INVESTING ACTIVITIES           $209          $(192)       $(6,597)
                                     --------       --------       --------
FINANCING ACTIVITIES
 Deposits and other additions
  to investment and universal
  life-type contracts                 $15,405        $13,398        $22,449
 Withdrawals and other
  deductions from investment
  and universal life-type
  contracts                           (25,030)       (23,487)       (28,105)
 Net transfers (to)/from
  separate accounts related to
  investment and universal
  life-type contracts                   8,211          6,805          7,074
 Issuance of structured
  financing                                --           (189)         2,001
 Capital contributions (1)(2)            (195)         1,397          2,231
 Dividends paid (1)                        --            (33)          (299)
 Net Issuances/(Repayments) at
  maturity or settlement of
  consumer notes                         (754)           (74)           401
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED
     FOR) FINANCING ACTIVITIES        $(2,363)       $(2,183)        $5,752
                                     --------       --------       --------
 Impact of foreign exchange                10            (15)          (128)
 Net (decrease) increase in
  cash                                   (262)           132            238
                                     --------       --------       --------
 Cash -- beginning of year                793            661            423
                                     --------       --------       --------
 Cash -- end of year                     $531           $793           $661
                                     --------       --------       --------
Supplemental Disclosure of
 Cash Flow Information:
 Net Cash Paid (Received)
  During the Year for:
 Income taxes                            $354          $(282)         $(183)

SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

(1) The Company made noncash dividends of $5 in 2009 related to the assumed reinsurance agreements with Hartford Life Insurance K.K. The Company made noncash dividends of $54 and received a noncash capital contributions of $180 from its parent company during 2008 related to the assumed reinsurance agreement with Hartford Life Insurance K.K.

(2) The Company received noncash capital contributions of $887 as a result of valuations associated with an October 1, 2009 reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 Transactions with Affiliates for further discussion of this transaction.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States of America ("U.S.") and is an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford").

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The Consolidated Financial Statements include the accounts of Hartford Life Insurance Company, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIEs") in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. Material intercompany transactions and balances between HLIC and its subsidiaries have been eliminated. For further information on VIEs, see Note 4.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; living benefits required to be fair valued (in other policyholder funds and benefits payable); valuation of investments and derivative instruments; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; goodwill impairment; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial year financial information to conform to the current year presentation.

ADOPTION OF NEW ACCOUNTING STANDARDS

VARIABLE INTEREST ENTITIES

In June 2009, the Financial Accounting Standards Board ("FASB") updated the guidance which amends the consolidation requirements applicable to variable interest entities ("VIE"). Under this new guidance, an entity would consolidate a VIE when the entity has both (a) the power to direct the activities of a VIE that most significantly impact the entity's economic performance and (b) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The FASB also issued an amendment to this guidance in February 2010 which defers application of this guidance to certain entities that apply specialized accounting guidance for investment companies. The Company adopted this guidance on January 1, 2010. As a result of adoption, in addition to those VIEs the Company consolidates under the previous guidance, the Company consolidated a Company sponsored Collateralized Debt Obligation ("CDO") electing the fair value option, and a Company sponsored Collateralized Loan Obligation, at carrying values carried forward as if the Company had been the primary beneficiary from the date the Company entered into the VIE arrangement. The impact on the Company's Consolidated Balance Sheet as a result of adopting this guidance was an increase in assets of $432, an increase in liabilities of $406, and an increase in January 1, 2010 retained earnings, net of tax, of $26. The Company has investments in mutual funds, limited partnerships and other alternative investments, including hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds which may be VIEs. The accounting for these investments will remain unchanged as they fall within the scope of the deferral of this new consolidation guidance. See Note 4 for further discussion.

EMBEDDED CREDIT DERIVATIVES

In March 2010, the FASB issued guidance clarifying the scope exception for certain credit derivatives embedded within structured securities which may result in bifurcation of these credit derivatives. Embedded credit derivatives resulting only from subordination of one financial instrument to another continue to qualify for the exemption. As a result, investments with an embedded credit derivative in a form other than the above mentioned subordination may need to be separately accounted for as an embedded credit derivative resulting in recognition of the change in the fair value of the embedded credit derivative in current period earnings. Upon adoption, an entity may elect the fair value option prospectively, with changes in fair value of the investment in its entirety recognized in earnings, rather than bifurcate the embedded credit derivative. The guidance is effective, on a prospective basis only, for fiscal years and interim periods within those fiscal years, beginning on or after June 15, 2010. The Company adopted this guidance on July 1, 2010 and identified securities with an amortized cost and fair value of $753 and $464, respectively, which were impacted by the scope of this standard. Upon adoption, the Company elected the fair value option for securities having an amortized cost and fair value of $429 and $203, respectively. For further discussion of fair value option, see Note 3. For the remainder of securities that were impacted by the scope of this standard, upon adoption, the embedded credit derivatives were bifurcated but are reported with the host instrument in the consolidated balance sheets. As of July 1, 2010, these securities had an amortized cost and fair value of $324 and $261, respectively, with an associated embedded derivative notional value of $325. For further discussion of embedded derivatives, see Note
4. The adoption, on July 1, 2010 resulted in the reclassification of $172, after-tax and after deferred policy acquisition costs ("DAC"), net unrealized losses from accumulated other comprehensive loss to retained earnings, including $188 of unrealized capital losses and $16 of unrealized capital gains.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS

In October 2010, the FASB issued guidance clarifying the definition of acquisition costs that are eligible for deferral. Acquisition costs are to include only those costs that are directly related to the successful acquisition or renewal of insurance contracts; incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees; and advertising costs meeting the capitalization criteria for direct-response advertising.

This guidance will be effective for fiscal years beginning after December 15, 2011, and interim periods within those years. This guidance may be applied prospectively upon the date of adoption, with retrospective application permitted, but not required. Early adoption is permitted.

The Company will adopt this guidance on January 1, 2012. The Company has not yet determined if it will apply the guidance on a prospective or retrospective basis or the effect of the adoption on the Company's Consolidated Financial Statements. If retrospective application is elected, the adoption could have a material impact on stockholders' equity. If prospective application is elected, there could be a material impact to the Company's Consolidated Statement of Operations as non-deferrable acquisition costs will increase while amortization would continue on the existing DAC balance.

SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are described below or are referenced below to the applicable Note where the description is included.

                                                                       Note
--------------------------------------------------------------------------------
ACCOUNTING POLICY
Fair Value                                                                3
Investments and Derivative Instruments                                    4
Reinsurance                                                               5
Deferred Policy Acquisition Costs and Present Value of Future
 Profits                                                                  6
Goodwill and Other Intangible Assets                                      7
Separate Accounts                                                         8
Sales Inducements                                                         9
Commitments and Contingencies                                            10
Income Taxes                                                             11

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

As of December 31, 2010, 2009, and 2008 3% of the total life insurance policies were participating policies. Dividends to policyholders were $21, $12 and $13 for the years ended December 31, 2010, 2009, and 2008, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

CASH

Cash represents cash on hand and demand deposits with banks or other financial institutions.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by Variable Interest Entities issuing medium-term notes.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts and no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience. Revisions to assumptions are made consistent with the Company's process for a DAC unlock. For further information, see MD&A, Critical Accounting Estimates, Life Deferred Policy Acquisition Costs and Present Value of Future Benefits.

DISCONTINUED OPERATIONS

The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

MUTUAL FUNDS

The Company maintains a retail mutual fund operation, whereby the Company, through wholly-owned subsidiaries, provides investment management and administrative services to The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (collectively, "mutual funds"), consisting of 52 mutual funds, as of December 31, 2010. The Company charges fees to these mutual funds, which are recorded as revenue by the Company. These mutual funds are registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940.

The mutual funds are owned by the shareholders of those funds and not by the Company. As such, the mutual fund assets and liabilities and related investment returns are not reflected in the Company's Consolidated Financial Statements since they are not assets, liabilities and operations of the Company.

2. SEGMENT INFORMATION

The Company has four reporting segments: Global Annuity, Life Insurance, Retirement Plans, and Mutual Funds, as well as an Other category, as follows:

GLOBAL ANNUITY

Global Annuity offers variable, fixed market value adjusted ("MVA") annuities, structured settlements, single premium immediate annuities, longevity assurance to individuals as well as customized investment, insurance, and income solutions to select markets of institutional investors. Products offered to institutional investors ("IIP") include mutual funds, stable value contracts, institutional annuities (primarily terminal funding cases) and mutual funds owned by institutional investors.

LIFE INSURANCE

Life Insurance sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life, term life, and variable private placement life insurance ("PPLI") owned by corporations and high net worth individuals.

RETIREMENT PLANS

Retirement Plans provides products and services to corporations pursuant to
Section 401(k) and products and services to municipalities and not-for-profit organizations under Section 457 and 403(b) of the Internal Revenue Service Code of 1986 as amended ("the IRS Code").

MUTUAL FUNDS

Mutual Funds offers retail mutual funds, investment-only mutual funds and college savings plans under Section 529 of the Code (collectively referred to as non-proprietary) and proprietary mutual fund supporting the insurance products issued by The Hartford.

OTHER CATEGORY

The Company includes in an Other category its leveraged PPLI product line of business, corporate items not directly allocated to any of its reporting segments, intersegment eliminations, direct and assumed guaranteed minimum income benefit ("GMIB"), guaranteed minimum death benefit ("GMDB"), guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") which is subsequently ceded to an affiliated captive reinsurer, and certain group benefit products, including group life and group disability insurance that is directly written by the Company and for which nearly half is ceded to its parent, Hartford Life and Accident Insurance Company ("HLA").

The accounting policies of the reporting segments are the same as those described in the summary of significant accounting policies in Note 1. The Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. Each operating segment is allocated corporate surplus as needed to support its business.

The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Inter-segment revenues primarily occur between the Company's Other category and the reporting segments. These amounts primarily include interest income on allocated surplus and interest charges on excess separate account surplus. Consolidated net investment income is unaffected by such transactions.

The following tables represent summarized financial information concerning the Company's reporting segments.

                                                         AS OF DECEMBER 31,
                                                        2010             2009
--------------------------------------------------------------------------------
ASSETS
 Global Annuity                                        $122,962         $126,326
 Life Insurance                                          63,390           54,376
 Retirement Plans                                        34,153           28,180
 Mutual Funds                                               153              140
 Other                                                   11,094           12,298
                                                     ----------       ----------
                                       TOTAL ASSETS    $231,752         $221,320
                                                     ----------       ----------

                                          FOR THE YEARS ENDED DECEMBER 31,
                                         2010          2009          2008
--------------------------------------------------------------------------------
REVENUES BY PRODUCT LINE REVENUES
EARNED PREMIUMS, FEES, AND OTHER
 CONSIDERATIONS
 GLOBAL ANNUITY
  Individual variable annuity            $1,760        $1,589        $1,981
  Fixed / MVA and other annuity              18            17            (2)
  IIP                                        24           386           929
                                         ------       -------       -------
  Total Global Annuity                    1,802         1,992         2,908
 LIFE INSURANCE
  Variable life                             416           503           374
  Universal life                            367           362           376
  Term life                                  36            37            42
  PPLI                                      174           115           119
                                         ------       -------       -------
  Total Life Insurance                      993         1,017           911
 RETIREMENT PLANS
  401(k)                                    318           286           290
  Government plans                           41            38            48
                                         ------       -------       -------
  Total Retirement Plans                    359           324           338
 MUTUAL FUNDS
  Non-Proprietary                           519           437           553
  Proprietary                                61            --            --
                                         ------       -------       -------
  Total Mutual Funds                        580           437           553
 OTHER                                      332           330           397
                                         ------       -------       -------
  Total premiums, fees, and other
   considerations                         4,066         4,100         5,107
                                         ------       -------       -------
 Net investment income                    2,859         2,848         2,342
 Net realized capital losses               (944)         (876)       (5,763)
                                         ------       -------       -------
                         TOTAL REVENUES  $5,981        $6,072        $1,686
                                         ------       -------       -------
NET INCOME (LOSS) ATTRIBUTABLE TO
 HARTFORD LIFE INSURANCE COMPANY
 Global Annuity                            $231       $(2,620)      $(1,866)
 Life Insurance                             224            28           (22)
 Retirement Plans                            47          (222)         (157)
 Mutual Funds                               129            32            37
 Other                                      113           625        (1,546)
                                         ------       -------       -------
                TOTAL NET INCOME (LOSS)    $744       $(2,157)      $(3,554)
                                         ------       -------       -------
NET INVESTMENT INCOME (LOSS)
 Global Annuity                          $1,808        $1,929        $1,539
 Life Insurance                             485           317           313
 Retirement Plans                           364           315           342
 Mutual Funds                                (1)          (16)          (12)
 Other                                      203           303           160
                                         ------       -------       -------
            TOTAL NET INVESTMENT INCOME  $2,859        $2,848        $2,342
                                         ------       -------       -------
AMORTIZATION OF DEFERRED POLICY
 ACQUISITION AND PRESENT VALUE OF
 FUTURE PROFITS
 Global Annuity                             $15        $3,297        $1,268
 Life Insurance                             122           315           168
 Retirement Plans                            27            56            91
 Mutual Funds                                51            50            86
 Other                                       --            (2)           (3)
                                         ------       -------       -------
              TOTAL AMORTIZATION OF DAC    $215        $3,716        $1,610
                                         ------       -------       -------
INCOME TAX EXPENSE (BENEFIT)
 Global Annuity                             $23       $(1,604)      $(1,196)
 Life Insurance                             103           (27)          (35)
 Retirement Plans                            13          (143)         (133)
 Mutual Funds                                51            20            22
 Other                                       38           355          (838)
                                         ------       -------       -------
     TOTAL INCOME TAX EXPENSE (BENEFIT)    $228       $(1,399)      $(2,180)
                                         ------       -------       -------

3. FAIR VALUE MEASUREMENTS

The following financial instruments are carried at fair value in the Company's Condensed Consolidated Financial Statements: fixed maturity and equity securities, available-for-sale ("AFS"), fixed maturities at fair value using fair value option ("FVO"), equity securities, trading, short-term investments, freestanding and embedded derivatives, separate account assets and certain other liabilities. The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, and 3).

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasuries, money market funds, and exchange traded equity and derivative securities.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities and some preferred stocks are model priced by vendors using observable inputs and are classified within Level 2. Also included in the Level 2 category are exchange traded equity securities, derivative instruments that are priced using models with observable market inputs, including interest rate, foreign currency and certain credit default swap contracts and have no significant unobservable market inputs.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as and/or lower quality asset-backed securities ("ABS") and commercial mortgage-backed securities ("CMBS"), commercial real estate ("CRE") CDOs, residential mortgage-backed securities ("RMBS") primarily below-prime loans, and below investment grade private placement securities. Also included in Level 3 are guaranteed product embedded and reinsurance derivatives and other complex derivatives securities, including customized GMWB hedging derivatives, equity derivatives, longer dated derivatives, swaps with optionality, and certain complex credit derivatives and certain other liabilities. Because Level 3 fair values, by their nature, contain unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2010. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's fixed maturities included in Level 3 are classified as such as they are primarily priced by independent brokers and/or within illiquid markets.

                                                                                 DECEMBER 31, 2010
                                                                    QUOTED PRICES            SIGNIFICANT           SIGNIFICANT
                                                                  IN ACTIVE MARKETS           OBSERVABLE           UNOBSERVABLE
                                                                 FOR IDENTICAL ASSETS           INPUTS                INPUTS
                                                    TOTAL             (LEVEL 1)               (LEVEL 2)             (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Fixed maturities, AFS
 ABS                                                 $2,068                $ --                  $1,660                  $408
 CDOs                                                 1,899                  --                      30                 1,869
 CMBS                                                 5,028                  --                   4,536                   492
 Corporate                                           26,915                  --                  25,429                 1,486
 Foreign government/government agencies               1,002                  --                     962                    40
 States, municipalities and political
  subdivisions ("Municipal")                          1,032                  --                     774                   258
 RMBS                                                 4,118                  --                   3,013                 1,105
 U.S. Treasuries                                      2,772                 248                   2,524                    --
                                                  ---------           ---------                --------              --------
Total fixed maturities                               44,834                 248                  38,928                 5,658
Fixed maturities, FVO                                   639                  --                     128                   511
Equity securities, trading                            2,279               2,279                      --                    --
Equity securities, AFS                                  340                 174                     119                    47
Derivative assets
 Credit derivatives                                     (11)                 --                     (19)                    8
 Equity derivatives                                       2                  --                      --                     2
 Foreign exchange derivatives                           857                  --                     857                    --
 Interest rate derivatives                              (99)                 --                     (63)                  (36)
 Variable annuity hedging derivatives and macro
  hedge program                                         704                   2                      33                   669
                                                  ---------           ---------                --------              --------
Total derivative assets (1)                           1,453                   2                     808                   643
Short-term investments                                3,489                 204                   3,285                    --
Reinsurance recoverable for U.S. GMWB and Japan
 GMWB, GMIB, and GMAB                                 2,002                  --                      --                 2,002
Separate account assets (2)                         153,713             116,703                  35,763                 1,247
                                                  ---------           ---------                --------              --------
   TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
                                 RECURRING BASIS   $208,749             119,610                  79,031                10,108
                                                  ---------           ---------                --------              --------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Other policyholder funds and benefits payable
 Guaranteed living benefits                         $(4,258)               $ --                    $ --               $(4,258)
 Equity linked notes                                     (9)                 --                      --                    (9)
                                                  ---------           ---------                --------              --------
Total other policyholder funds and benefits
 payable                                             (4,267)                 --                      --                (4,267)
Derivative liabilities
 Credit derivatives                                    (401)                 --                     (49)                 (352)
 Equity derivatives                                       2                  --                      --                     2
 Foreign exchange derivatives                           (25)                 --                     (25)                   --
 Interest rate derivatives                              (59)                 --                     (42)                  (17)
 Variable annuity hedging derivatives and macro
  hedge program                                         126                  (2)                    (11)                  139
                                                  ---------           ---------                --------              --------
Total derivative liabilities (3)                       (357)                 (2)                   (127)                 (228)
Other liabilities                                       (37)                 --                      --                   (37)
Consumer notes (4)                                       (5)                 --                      --                    (5)
                                                  ---------           ---------                --------              --------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON
                               A RECURRING BASIS    $(4,666)                $(2)                  $(127)              $(4,537)
                                                  ---------           ---------                --------              --------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2010, $962 was the amount of cash collateral liability that was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. For further information on derivative liabilities, see below in this Note 3.

(2) As of December 31, 2010 excludes approximately $6 billion of investment sales receivable that are not subject to fair value accounting.

(3) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(4) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

                                                                             DECEMBER 31, 2009
                                                                QUOTED PRICES            SIGNIFICANT           SIGNIFICANT
                                                              IN ACTIVE MARKETS           OBSERVABLE           UNOBSERVABLE
                                                             FOR IDENTICAL ASSETS           INPUTS                INPUTS
                                                TOTAL             (LEVEL 1)               (LEVEL 2)             (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Fixed maturities, AFS
 ABS                                             $1,903                $ --                  $1,406                  $497
 CDOs                                             2,165                  --                      56                 2,109
 CMBS                                             5,365                  --                   5,096                   269
 Corporate                                       23,667                  --                  18,428                 5,239
 Foreign government/government agencies             846                  --                     766                    80
 States, municipalities and political
  subdivisions ("Municipal")                        780                  --                     562                   218
 RMBS                                             3,336                  --                   2,341                   995
 U.S. Treasuries                                  2,341                 325                   2,016                    --
                                              ---------           ---------                --------              --------
Total fixed maturities, AFS                      40,403                 325                  30,671                 9,407
Equity securities, trading                        2,443               2,443                      --                    --
Equity securities, AFS                              419                 113                     274                    32
Other investments
 Variable annuity hedging derivatives and
  macro hedge program                               212                   8                      16                   188
 Other derivatives (1)                                8                  --                      (4)                   12
                                              ---------           ---------                --------              --------
Total other investments                             220                   8                      12                   200
Short-term investments                            5,128               3,785                   1,343                    --
Reinsurance recoverable for U.S. GMWB and
 Japan GMWB, GMIB, and GMAB                       1,108                  --                      --                 1,108
Separate account assets (3)                     147,418             112,863                  33,593                   962
                                              ---------           ---------                --------              --------
 TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON
                           A RECURRING BASIS   $197,139            $119,537                 $65,893               $11,709
                                              ---------           ---------                --------              --------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Other policyholder funds and benefits
 payable
 Guaranteed living benefits                     $(3,439)               $ --                    $ --               $(3,439)
 Institutional notes                                 (2)                 --                      --                    (2)
 Equity linked notes                                (10)                 --                      --                   (10)
                                              ---------           ---------                --------              --------
Total other policyholder funds and benefits
 payable                                         (3,451)                 --                      --                (3,451)
Other liabilities (4)
 Variable annuity hedging derivatives and
  macro hedge program                               158                  (2)                   (178)                  338
Other derivative liabilities                        (45)                 --                     125                  (170)
                                              ---------           ---------                --------              --------
Total other liabilities                             113                  (2)                    (53)                  168
Consumer notes (5)                                   (5)                 --                      --                    (5)
                                              ---------           ---------                --------              --------
     TOTAL LIABILITIES ACCOUNTED FOR AT FAIR
                  VALUE ON A RECURRING BASIS    $(3,343)                $(2)                   $(53)              $(3,288)
                                              ---------           ---------                --------              --------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2009, $104 was the amount of cash collateral liability that was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. See footnote 3 below for derivative liabilities.

(2) Includes fair value of reinsurance recoverables of approximately $761 related to a transaction entered into on October 1, 2009 with an affiliated captive reinsurer. Please see Note 16 Transactions with Affiliates for more information.

(3) As of December 31, 2009 excludes approximately $3 billion of investment sales receivable that are not subject to fair value accounting.

(4) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(5) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

AVAILABLE-FOR-SALE SECURITIES, FIXED MATURITIES, FVO, EQUITY SECURITIES, TRADING, AND SHORT-TERM INVESTMENTS

The fair value of AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) is determined by management after considering one of three primary sources of information: third party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain either a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities. For the quarter ended September 30, 2010, the Company compared the results of the private placement pricing model to actual trades, as well as to third party broker quotes and determined that the pricing model results were consistent with market observable data for investment grade private placement securities. As a result, the Company reclassified investment grade private placement securities from Level 3 to Level 2. Below investment grade private placement securities remain classified as Level 3.

The Company performs a monthly analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. As a part of this analysis, the Company considers trading volume and other factors to determine whether the decline in market activity is significant when compared to normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing services' methodologies, review of pricing statistics and trends, back testing recent trades, and monitoring of trading volumes, new issuance activity and other market activities. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Derivative instruments are fair valued using pricing valuation models; that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2010 and 2009, 97% and 96%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair value of its AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, which are comprised of on-the-run U.S. Treasuries, exchange-traded equity securities, short-term investments, and exchange traded futures and option contracts, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. For securities except U.S. Treasuries, inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most fixed maturities and preferred stocks, including those reported in separate account assets.
          - ABS, CDOS, CMBS AND RMBS -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and, for ABS and RMBS, estimated prepayment rates.

          - CORPORATES - Primary inputs also include observations of credit default swap curves related to the issuer.
          - FOREIGN GOVERNMENT/GOVERNMENT AGENCIES -- Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging markets.
          - MUNICIPALS - Primary inputs also include Municipal Securities
          Rulemaking Board reported trades and material event notices, and issuer financial statements.
          - SHORT-TERM INVESTMENTS - Primary inputs also include material event notices and new issue money market rates.
          - EQUITY SECURITIES, TRADING -- Consist of investments in mutual funds. Primary inputs include net asset values obtained from third party pricing services.
          - CREDIT DERIVATIVES -Significant inputs primarily include the swap yield curve and credit curves.
          - FOREIGN EXCHANGE DERIVATIVES - Significant inputs primarily include the swap yield curve, currency spot and forward rates, and cross currency basis curves.
          - INTEREST RATE DERIVATIVES - Significant input is primarily the swap yield curve.
Level 3 Most of the Company's securities classified as Level 3 are valued based on brokers' prices. Certain long-dated securities are priced based on third party pricing services, including municipal securities and foreign government/government agencies, as well as bank loans and below investment grade private placement securities. Primary inputs for these long-dated securities are consistent with the typical inputs used in Level 1 and Level 2 measurements noted above, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations.
          Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:
          - CREDIT DERIVATIVES - Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.
          - EQUITY DERIVATIVES - Significant unobservable inputs may include equity volatility.
          - INTEREST RATE CONTRACTS - Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

PRODUCT DERIVATIVES

The Company currently offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider in the U.S., and formerly offered GMWBs in the U.K. The Company has also assumed, through reinsurance, from HLIKK GMIB, GMWB and GMAB. As of October 1, 2009 the Company has subsequently ceded the GMWB and assumed reinsurance from HLIKK to an affiliated captive reinsurer. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in theConsolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company's GMWB liability is carried at fair value and reported in other policyholder funds.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.

The reinsurance assumed on the HLIKK GMIB, GMWB, and GMAB and ceded to an affiliated captive reinsurer meet the characteristics of a free-standing derivative instrument. As a result, the derivative asset or liability is recorded at fair value with changes in the fair value reported in net realized capital gains and losses.

U.S. GMWB CEDED REINSURANCE DERIVATIVE

The fair value of the U.S. GMWB reinsurance derivative is calculated as an aggregation of the components described in the Living Benefits Required to be Fair Valued discussion below and is modeled using significant unobservable policyholder behavior inputs, identical to those used in calculating the underlying liability, such as lapses, fund selection, resets and withdrawal utilization and risk margins.

During 2009, the Company entered into a reinsurance arrangement with an affiliated captive reinsurer to transfer a portion of its risk of loss associated with direct US GMWB and assumed HLIKK GMIB, GMWB, and GMAB. This arrangement is recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of the reinsurance agreement are reported in net realized capital gains and losses. Please see Note 16 for more information on this transaction.

ADOPTION OF FAIR VALUE ACCOUNTING

The impact on January 1, 2008 of adopting fair value measurement guidance for guaranteed benefits and the related reinsurance was a reduction to net income of $311, after the effects of DAC amortization and income taxes.

The adoption of fair value accounting resulted in lower variable annuity fee income for new business issued as Attributed Fees increased consistent with incorporating additional risk margins and other indicia of "exit value" in the valuation of the embedded derivative. The level of Attributed Fees for new business each quarter also depends on the level of equity index volatility, as well as other factors, including interest rates. As equity index volatility increased, interest rates have declined and fees ascribed to new business cohorts issued have risen to levels above the rider fee for most products. The extent of any excess of Attributed Fee over rider fee will vary by product.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds but also have investments in fixed maturity and equity securities. The separate account investments are valued in the same manner, and using the same pricing sources and inputs, as the fixed maturity, equity security, and short-term investments of the Company.

LIVING BENEFITS REQUIRED TO BE FAIR VALUED (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

Fair values for GMWB and guaranteed minimum accumulation benefit ("GMAB") contracts are calculated using the income approach based upon internally developed models because active, observable markets do not exist for those items. The fair value of the Company's guaranteed benefit liabilities, classified as embedded derivatives, and the related reinsurance and customized freestanding derivatives is calculated as an aggregation of the following components: Best Estimate Claims Costs calculated based on actuarial and capital market assumptions related to projected cash flows over the lives of the contracts; Credit Standing Adjustment; and Margins representing an amount that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each component described below is unobservable in the marketplace and requires subjectivity by the Company in determining their value.

BEST ESTIMATE CLAIMS COSTS

The Best Estimate Claims Costs is calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and various actuarial assumptions for policyholder behavior which emerge over time.

At each valuation date, the Company assumes expected returns based on:

- risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates;

- market implied volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data;

- correlations of historical returns across underlying well known market indices based on actual observed returns over the ten years preceding the valuation date; and

-   three years of history for fund regression.

As many guaranteed benefit obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

On a daily basis, the Company updates capital market assumptions used in the GMWB liability model such as interest rates and equity indices. On a weekly basis, the blend of implied equity index volatilities are updated. The Company continually monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. At a minimum, all policyholder behavior assumptions are reviewed and updated, as appropriate, in conjunction with the completion of the Company's comprehensive study to refine its estimate of future gross profits during the third quarter of each year.

CREDIT STANDING ADJUSTMENT

This assumption makes an adjustment that market participants would make, in determining fair value, to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled ("nonperformance risk"). As a result of sustained volatility in the Company's credit default spreads, during 2009 the Company changed its estimate of the Credit Standing Adjustment to incorporate a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability. Prior to the first quarter of 2009, the Company calculated the Credit Standing Adjustment by using default rates published by rating agencies, adjusted for market recoverability. For the year ended December 30, 2010, 2009 and 2008, the credit standing adjustment assumption, net of reinsurance and exclusive of the impact of the credit standing adjustment on other market sensitivities, resulted in pre-tax realized gains (losses) of $(8), $(263) and $10, respectively.

MARGINS

The behavior risk margin adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for a total pre-tax realized gains (losses) of approximately $45, $231, and $470 for the year ended December, 31, 2010, 2009 and 2008, respectively.

In addition to the non-market-based updates described above, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in before-tax realized gains/(losses) of approximately $31, $481 and $(355) for the year ended December 31, 2010, 2009 and 2008, respectively.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provide a fair value roll forward for the twelve months ending December 31, 2010, 2009 and 2008, for the financial instruments classified as Level 3.

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2010 TO DECEMBER 31, 2010

                                                                  TOTAL
                                                           REALIZED/UNREALIZED
                                                              GAINS (LOSSES)
                                  FAIR VALUE                   INCLUDED IN:                 PURCHASES,
                                     AS OF              NET                                 ISSUANCES,
                                  JANUARY 1,          INCOME                                    AND
                                     2010            (1)(2)(8)              OCI (3)         SETTLEMENTS
---------------------------------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities, AFS
 ABS                                   $497             $(16)                   $71             $(59)
 CDO                                  2,109             (124)                   467             (187)
 CMBS                                   269              (98)                   327             (157)
 Corporate                            5,239              (10)                   193              (66)
 Foreign govt./govt. agencies            80               --                      1               (8)
 Municipal                              218                1                     24               19
 RMBS                                   995              (38)                   228             (129)
                                    -------            -----                 ------            -----
 Total fixed maturities, AFS          9,407             (285)                 1,311             (587)
Fixed maturities, FVO                    --               74                     --              (10)
Equity securities, AFS                   32               (3)                     7               11
Derivatives
 Credit derivatives                    (161)             104                     --                3
 Equity derivatives                      (2)               6                     --               --
 Interest rate derivatives                5               (3)                    --              (44)
 Variable annuity hedging
  derivatives and macro hedge
  program                               526             (415)                    --              701
 Total derivatives (5)                  368             (308)                    --              660
Reinsurance recoverable for
 U.S.
 GMWB and Japan GMWB, GMIB,
 and GMAB (1),(7),(9)                 1,108              182                    260              452
Separate accounts (6)                   962              142                     --              314
                                    -------            -----                 ------            -----
LIABILITIES
Other policyholder funds and
 benefits payable (1)
 Guaranteed living benefits
  (8)                               $(3,439)           $(259)                 $(307)           $(253)
 Institutional notes                     (2)               2                     --               --
 Equity linked notes                    (10)              --                     --                1
                                    -------            -----                 ------            -----
 Total other policyholder
  funds and benefits payable
  (1)                                (3,451)            (257)                  (307)            (252)
Other derivative liabilities
Other liabilities                        --              (26)                    --               --
Consumer notes                           (5)              --                     --               --
                                    -------            -----                 ------            -----

                                                                                         CHANGES IN UNREALIZED
                                                                                        GAINS (LOSSES) INCLUDED
                                                                                        IN NET INCOME RELATED TO
                                                                       FAIR VALUE        FINANCIAL INSTRUMENTS
                                  TRANSFERS          TRANSFERS            AS OF              STILL HELD AT
                                    IN TO             OUT OF          DECEMBER 31,            DECEMBER 31,
                                 LEVEL 3 (4)        LEVEL 3 (4)           2010                  2010 (2)
-----------------------------  ----------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities, AFS
 ABS                                   $40              $(125)              $408                   $(6)
 CDO                                    42               (438)             1,869                  (130)
 CMBS                                  267               (116)               492                   (58)
 Corporate                             800             (4,670)             1,486                   (20)
 Foreign govt./govt. agencies           --                (33)                40                    --
 Municipal                              --                 (4)               258                    --
 RMBS                                  102                (53)             1,105                   (35)
                                    ------            -------            -------                 -----
 Total fixed maturities, AFS         1,251             (5,439)             5,658                  (249)
Fixed maturities, FVO                  447                 --                511                    71
Equity securities, AFS                  --                 --                 47                    (3)
Derivatives
 Credit derivatives                   (290)                --               (344)                  103
 Equity derivatives                     --                 --                  4                     6
 Interest rate derivatives              --                (11)               (53)                  (23)
 Variable annuity hedging
  derivatives and macro hedge
  program                               --                 (4)               808                  (382)
 Total derivatives (5)                (290)               (15)               415                  (296)
Reinsurance recoverable for
 U.S.
 GMWB and Japan GMWB, GMIB,
 and GMAB (1),(7),(9)                   --                 --              2,002                   182
Separate accounts (6)                   14               (185)             1,247                    20
                                    ------            -------            -------                 -----
LIABILITIES
Other policyholder funds and
 benefits payable (1)
 Guaranteed living benefits
  (8)                                    $                  $            $(4,258)                $(259)
 Institutional notes                    --                 --                 --                     2
 Equity linked notes                    --                 --                 (9)                   --
                                    ------            -------            -------                 -----
 Total other policyholder
  funds and benefits payable
  (1)                                   --                 --             (4,267)                 (257)
Other derivative liabilities
Other liabilities                      (11)                --                (37)                   --
Consumer notes                          --                 --                 (5)                   --
                                    ------            -------            -------                 -----

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these columns are reported in net realized capital gains (losses) except for less than $1, which is reported in benefits, losses and loss adjustment expenses. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are primarily attributable to the reclassification of investment grade private placement securities, changes in the availability of market observable information, the re-evaluation of the observability of pricing inputs and the election of fair value option for investments containing an embedded credit derivative. Transfers in also include the consolidation of additional VIEs due to the adoption of new accounting guidance on January 1, 2010.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company.

(7) Includes fair value of reinsurance recoverables of approximately $1.7 billion related to a transaction entered into with an affiliated captive reinsurer. Please see Note 16 Transactions with Affiliates for more information.

(8) Includes both market and non-market impacts in deriving realized and unrealized gains (losses)

(9) During July 2008, the Company reinsured, with a third party, U.S. GMWB risks associated with approximately $7.8 billion of account value sold between 2003 and 2006. The reinsurance agreement is an 80% quota-share agreement. The third party's financial strength is rated A+ by A.M. Best, AA- by Standard and Poor's and Aa2 by Moody's. The reinsurance agreement will be accounted for as a freestanding derivative

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2009 TO DECEMBER 31, 2009

                                                                   TOTAL
                                                            REALIZED/UNREALIZED
                                                               GAINS (LOSSES)
                                  FAIR VALUE                    INCLUDED IN:                   PURCHASES,
                                     AS OF               NET                                   ISSUANCES,
                                  JANUARY 1,           INCOME                                     AND
                                     2009             (1)(2)(8)               OCI (3)         SETTLEMENTS
------------------------------------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities, AFS
 ABS                                   $429               $(39)                  $148              $(21)
 CDO                                  1,981               (426)                   720              (118)
 CMBS                                   263               (170)                   196               (53)
 Corporate                            4,421                (56)                   723               552
 Foreign govt./govt. agencies            74                 --                     --                19
 Municipal                              155                 --                      4                29
 RMBS                                 1,419               (344)                   136              (174)
                                    -------            -------                 ------            ------
 Total fixed maturities, AFS          8,742             (1,035)                 1,927               234
Equity securities, AFS                   59                 (1)                     8                (1)
 Derivatives (5)
  Variable annuity hedging
   derivatives and macro
   hedge program                      2,774             (1,643)                    --              (605)
  Other freestanding
   derivatives                         (234)                73                     (4)               16
                                    -------            -------                 ------            ------
 Total freestanding
  derivatives                         2,540             (1,570)                    (4)             (589)
Reinsurance recoverable for
 U.S. GMWB and Japan GMWB,
 GMIB, and GMAB (1),(7),(9)           1,302             (1,565)                   (51)            1,422
Separate accounts (6)                   786                (65)                    --               344
                                    -------            -------                 ------            ------
LIABILITIES
Other policyholder funds and
 benefits payable (1)
 Guaranteed living benefits         $(9,206)            $5,833                   $174             $(240)
 Institutional notes                    (41)                39                     --                --
 Equity linked notes                     (8)                (2)                    --                --
                                    -------            -------                 ------            ------
Total other policyholder
 funds and benefits payable
 (1)                                 (9,255)             5,870                    174              (240)
Consumer notes                           (5)                --                     --                --
                                    -------            -------                 ------            ------

                                                                     CHANGES IN UNREALIZED
                                                                    GAINS (LOSSES) INCLUDED
                                                                   IN NET INCOME RELATED TO
                                                   FAIR VALUE        FINANCIAL INSTRUMENTS
                                TRANSFERS IN          AS OF              STILL HELD AT
                                AND/OR (OUT)      DECEMBER 31,           DECEMBER 31,
                               OF LEVEL 3 (4)         2009                   2009
-----------------------------  -------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities, AFS
 ABS                                 $(20)              $497                   $(29)
 CDO                                  (48)             2,109                   (382)
 CMBS                                  33                269                    (37)
 Corporate                           (401)             5,239                    (45)
 Foreign govt./govt. agencies         (13)                80                     --
 Municipal                             30                218                     --
 RMBS                                 (42)               995                   (220)
                                    -----            -------                -------
 Total fixed maturities, AFS         (461)             9,407                   (713)
Equity securities, AFS                (33)                32                     (1)
 Derivatives (5)
  Variable annuity hedging
   derivatives and macro
   hedge program                       --                526                 (1,170)
  Other freestanding
   derivatives                         (9)              (158)                   129
                                    -----            -------                -------
 Total freestanding
  derivatives                          (9)               368                 (1,041)
Reinsurance recoverable for
 U.S. GMWB and Japan GMWB,
 GMIB, and GMAB (1),(7),(9)            --              1,108                 (1,565)
Separate accounts (6)                (103)               962                    (38)
                                    -----            -------                -------
LIABILITIES
Other policyholder funds and
 benefits payable (1)
 Guaranteed living benefits          $ --            $(3,439)                $5,833
 Institutional notes                   --                 (2)                    39
 Equity linked notes                   --                (10)                    (2)
                                    -----            -------                -------
Total other policyholder
 funds and benefits payable
 (1)                                   --             (3,451)                 5,870
Consumer notes                         --                 (5)                    --
                                    -----            -------                -------

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these columns are reported in net realized capital gains (losses) except for $3, which is reported in benefits, losses and loss adjustment expenses. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are attributable to a change in the availability of market observable information and re-evaluation of the observability of pricing inputs primarily for certain long-dated corporate bonds and preferred stocks.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company.

(7) Includes fair value of reinsurance recoverables of approximately $761 related to a transaction entered into on October 1, 2009 with an affiliated captive reinsurer. Please see Note 16 Transactions with Affiliates for more information.

(8) Includes both market and non-market impacts in deriving realized and unrealized gains (losses)

(9) During July 2008, the Company reinsured, with a third party, U.S. GMWB risks associated with approximately $7.8 billion of account value sold between 2003 and 2006. The reinsurance agreement is an 80% quota-share agreement. The third party's financial strength is rated A+ by A.M. Best, AA- by Standard and Poor's and Aa2 by Moody's. The reinsurance agreement will be accounted for as a freestanding derivative

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2008 TO DECEMBER 31, 2008

                                                                         TOTAL
                                                                  REALIZED/UNREALIZED
                                                                    GAINS (LOSSES)
                                       FAIR VALUE                    INCLUDED IN:                    PURCHASES,
                                          AS OF                    NET                               ISSUANCES,
                                       JANUARY 1,                INCOME                                  AND
                                          2008                (1),(2),(11)          OCI (3)          SETTLEMENTS
------------------------------------------------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities                         $13,558                   $(659)           $(3,382)              $526
Equity securities, AFS                       563                       1                (27)                 3
Freestanding derivatives (4)
 Variable annuity hedging
  derivatives and macro hedge
  program                                    673                   2,096                 --                  5
 Other freestanding
  derivatives                               (303)                   (316)                16                271
                                         -------                 -------            -------            -------
 Total freestanding
  derivatives                                370                   1,780                 16                276
 Reinsurance recoverable
  (1),(2),(9)                                238                     962                 --                102
 Separate accounts (6)                       701                    (204)                --                (26)
                                         -------                 -------            -------            -------
SUPPLEMENTAL ASSET
 INFORMATION
 Total freestanding
  derivatives used to hedge
  U.S. GMWB including those
  in Levels 1, 2 and 3 (10)                  643                   3,374                 --             (1,353)
                                         -------                 -------            -------            -------
LIABILITIES
Other policyholder funds and
 benefits payable (2)
Guaranteed living benefits               $(1,692)                $(7,019)             $(248)             $(247)
 Institutional notes                         (24)                    (17)                --                 --
 Equity linked notes                         (21)                     13                 --                 --
                                         -------                 -------            -------            -------
 Total other policyholder
  funds and benefits payable
  accounted for at fair value
  (2)                                     (1,737)                 (7,023)              (248)              (247)
 Consumer notes                               (5)                      5                 --                 (5)
                                         -------                 -------            -------            -------
SUPPLEMENTAL INFORMATION
Net U.S. GMWB (Embedded
 derivatives, freestanding
 derivatives including those
 in Levels 1, 2 and 3 and
 reinsurance recoverable) (8)              $(552)                  $(631)              $ --            $(1,377)
                                         -------                 -------            -------            -------

                                                                                 CHANGES IN UNREALIZED
                                                                                GAINS (LOSSES) INCLUDED
                                                                                 IN NET INCOME RELATED
                                 TRANSFERS IN             FAIR VALUE            TO FINANCIAL INSTRUMENTS
                                    AND/OR                   AS OF                   STILL HELD AT
                                   (OUT) OF              DECEMBER 31,                 DECEMBER 31,
                                  LEVEL 3 (4)                2008                       2008 (2)
-----------------------------  -------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities                    $(1,301)                 $8,742                       $(515)
Equity securities, AFS                 (481)                     59                          (2)
Freestanding derivatives (4)
 Variable annuity hedging
  derivatives and macro hedge
  program                                --                   2,774                       1,995
 Other freestanding
  derivatives                            98                    (234)                       (225)
                                    -------                 -------                     -------
 Total freestanding
  derivatives                            98                   2,540                       1,770
 Reinsurance recoverable
  (1),(2),(9)                            --                   1,302                         962
 Separate accounts (6)                  315                     786                         (73)
                                    -------                 -------                     -------
SUPPLEMENTAL ASSET
 INFORMATION
 Total freestanding
  derivatives used to hedge
  U.S. GMWB including those
  in Levels 1, 2 and 3 (10)              --                   2,664                       3,374
                                    -------                 -------                     -------
LIABILITIES
Other policyholder funds and
 benefits payable (2)
Guaranteed living benefits             $ --                 $(9,206)                    $(7,019)
 Institutional notes                     --                     (41)                        (17)
 Equity linked notes                     --                      (8)                         13
                                    -------                 -------                     -------
 Total other policyholder
  funds and benefits payable
  accounted for at fair value
  (2)                                    --                  (9,255)                     (7,023)
 Consumer notes                          --                      (5)                          5
                                    -------                 -------                     -------
SUPPLEMENTAL INFORMATION
Net U.S. GMWB (Embedded
 derivatives, freestanding
 derivatives including those
 in Levels 1, 2 and 3 and
 reinsurance recoverable) (8)          $ --                 $(2,560)                      $(631)
                                    -------                 -------                     -------

(1) The January 1, 2008 fair value of $238 includes the pre fair value amount of $128 and transitional adjustment of $110.

(2) The Company classifies all the gains and losses on GMWB reinsurance derivatives and GMWB embedded derivatives and reinsured GMWB, GMIB and GMAB free standing derivatives as unrealized gains/losses for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains/ losses for these derivatives and embedded derivatives.

(3) All amounts in these columns are reported in net realized capital gains/losses, except for $6 for the twelve months ending December 31, 2009, which is reported in benefits, losses and loss adjustment expenses. All amounts are before income taxes and amortization of DAC.

(4) The freestanding derivatives, excluding reinsurance derivatives instruments, are reported in this table on a net basis for asset/(liability) positions and reported on the Consolidated Balance Sheet in other investments and other liabilities.

(5)  All amounts are before income taxes and amortization of DAC.

(6) The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities which results in a net zero impact on net income for the Company.

(7) Transfers in and/or (out) of Level 3 are attributable to a change in the availability of market observable information for individual securities within respective categories.

(8) The net loss on U.S. GMWB since January 1, 2008 was primarily related to liability model assumption updates for mortality in the first quarter and market-based hedge ineffectiveness in the third and fourth quarters due to extremely volatile capital markets, partially offset by gains in the fourth quarter related to liability model assumption updates for lapse rates.

(9) During July 2008, the Company reinsured, with a third party, U.S. GMWB risks associated with approximately $7.8 billion of account value sold between 2003 and 2006. The reinsurance agreement is an 80% quota-share agreement. The third party's financial strength is rated A+ by A.M. Best, AA- by Standard and Poor's and Aa2 by Moody's. The reinsurance agreement will be accounted for as a freestanding derivative.

(10) The "Purchases, issuances, and settlements' primarily relates to the receipt of cash on futures and option contracts classified as Level 1 and interest rate, currency and credit default swaps classified as Level 2.

(11) Includes both market and non-market impacts in deriving rlealized and unrealized gains (losses)

FAIR VALUE OPTION

The Company elected the fair value option for its investments containing an embedded credit derivative which were not bifurcated as a result of adoption of new accounting guidance effective July 1, 2010. The underlying credit risk of these securities is primarily corporate bonds and commercial real estate. The Company elected the fair value option given the complexity of bifurcating the economic components associated with the embedded credit derivative. Similar to other fixed maturities, income earned from these securities is recorded in net investment income. Changes in the fair value of these securities are recorded in net realized capital gains and losses.

The Company previously elected the fair value option for one of its consolidated VIEs in order to apply a consistent accounting model for the VIE's assets and liabilities. The VIE is an investment vehicle that holds high quality investments, derivative instruments that references third-party corporate credit and issues notes to investors that reflect the credit characteristics of the high quality investments and derivative instruments. The risks and rewards associated with the assets of the VIE inure to the investors. The investors have no recourse against the Company. As a result, there has been no adjustment to the market value of the notes for the Company's own credit risk. Electing the fair value option for the VIE resulted in lowering other liabilities with an offsetting impact to the cumulative effect adjustment to Retained Earnings of $232, representing the difference between the fair value and outstanding principal of the notes as of January 1, 2010.

The following table presents the changes in fair value of those assets and liabilities accounted for using the fair value option reported in net realized capital gains and losses in the Company's Consolidated Statements of Operations.

                                                          FOR THE YEAR ENDED
                                                           DECEMBER 31, 2010
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                                              $(5)
  Corporate                                                         (7)
  CRE CDOs                                                          79
OTHER LIABILITIES
 Credit-linked notes                                               (26)
                                                                 -----
                TOTAL REALIZED CAPITAL GAINS (LOSSES)              $41
                                                                 -----

The following table presents the fair value of assets and liabilities accounted for using the fair value option included in the Company's Consolidated Balance Sheets.

                                                                 AS OF
                                                           DECEMBER 31, 2010
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                                              $64
  CRE CDOs                                                         260
  Corporate                                                        251
  Foreign government                                                64
                                                                 -----
 Total fixed maturities, FVO                                      $639
                                                                 -----
OTHER LIABILITIES
 Credit-linked notes (1)                                           $37
                                                                 -----

(1) As of December 31, 2010, the outstanding principal balance of the notes was $243. Also not included in the table above was $250 of derivative instruments in the Company's Consolidated Balance Sheets.

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2010 and 2009 were as follows:

                                                                  DECEMBER 31, 2010                    DECEMBER 31, 2009
                                                              CARRYING               FAIR          CARRYING               FAIR
                                                               AMOUNT                VALUE          AMOUNT                VALUE
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Policy loans                                                    $2,128               $2,164          $2,120               $2,252
 Mortgage loans                                                   3,244                3,272           4,304                3,645
                                                              ---------            ---------       ---------            ---------
LIABILITIES
 Other policyholder funds and benefits payable (1)              $10,824              $11,050         $11,919              $12,101
 Consumer notes (2)                                                 377                  392           1,131                1,194
                                                              ---------            ---------       ---------            ---------

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

(2)  Excludes amounts carried at fair value and included in disclosures above.

The Company has not made any changes in its valuation methodologies for the following assets and liabilities since December 31, 2009.

- Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations using current interest rates.

- Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

- Other policyholder funds and benefits payable, not carried at fair value, is determined by estimating future cash flows, discounted at the current market rate.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

SIGNIFICANT INVESTMENT ACCOUNTING POLICIES

OVERVIEW

The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as AFS and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Other Comprehensive Income (Loss) ("OCI"), after adjustments for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value. The equity investments associated with the variable annuity products offered in Japan are recorded at fair value and are classified as trading with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. Recognition of limited partnerships and other alternative investment income is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income for the years ended December 31, 2010, 2009 and 2008 may not include the full impact of current year changes in valuation of the underlying assets and liabilities, which are generally obtained from the limited partnerships and other alternative investments' general partners. Other investments primarily consist of derivatives instruments which are carried at fair value.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company deems debt securities and certain equity securities with debt-like characteristics (collectively "debt securities") to be other-than-temporarily impaired ("impaired") if a security meets the following conditions: a) the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, or b) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security's amortized cost basis and the fair value is separated into the portion representing a credit other-than-temporary impairment ("impairment"), which is recorded in net realized capital losses, and the remaining impairment, which is recorded in OCI. Generally, the Company determines a security's credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security's effective yield prior to impairment. The remaining non-credit impairment, which is recorded in OCI, is the difference between the security's fair value and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment, which typically represents current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security's new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security. If the Company's best estimate of expected future cash flows increases, the security's yield is prospectively adjusted higher. Conversely, if the Company's best estimate of expected future cash flows worsens, the securities are reviewed for potential additional impairments.

The Company's evaluation of whether a credit impairment exists for debt securities includes but is not limited to, the following factors: (a) changes in the financial condition of the security's underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments,
(c) changes in the financial condition, credit rating and near-term prospects of the issuer, (d) the extent to which the fair value has been less than the amortized cost of the security and (e) the payment structure of the security. The Company's best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, loan-to-value ratios. In addition, for structured securities, the Company considers factors including, but not limited to, average cumulative collateral loss rates that vary by vintage year, commercial and residential property value declines that vary by property type and location and commercial real estate delinquency levels. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/ or underlying collateral such as changes in the projections of the underlying property value estimates.

For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by a committee of investment and accounting professionals ("Committee"). The Committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.

The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on contractually obligated payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

MORTGAGE LOAN VALUATION ALLOWANCES

The Company's security monitoring process reviews mortgage loans on a quarterly basis to identify potential credit losses. Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, loan-to-value ("LTV") ratios and debt service coverage ratios ("DSCR"). In addition, the Company considers historic, current and projected delinquency rates and property values. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's original effective interest rate, (b) the loan's observable market price or, most frequently, (c) the fair value of the collateral. For commercial loans, a valuation allowance has been established for either individual loans or as a projected loss contingency for loans with an LTV ratio of 90% or greater and consideration of other credit quality factors, including DSCR. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectable and the loans continue to perform under the original or restructured terms. Interest income ceases to accrue for loans when it is not probable that the Company will receive interest and principal payments according to the contractual terms of the loan agreement, or if a loan is more than 60 days past due. Loans may resume accrual status when it is determined that sufficient collateral exists to satisfy the full amount of the loan and interest payments, as well as when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis, as well as changes in value associated with fixed maturities for which the fair value option was elected. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments are recognized as net realized capital losses in accordance with the Company's impairment policy previously discussed. Foreign currency transaction remeasurements are also included in net realized capital gains and losses, as well as one-time items.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For limited partnerships and other alternative investments, the equity method of accounting is used to recognize the Company's share of earnings. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2010, 2009 and 2008.

Net investment income on equity securities, trading, includes dividend income and the changes in market value of the securities associated with the variable annuity products sold in the United Kingdom. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting. Accordingly, these assets are reflected in the Company's general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.

SIGNIFICANT DERIVATIVE INSTRUMENTS ACCOUNTING POLICIES

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut, the State of Illinois and the State of New York insurance departments.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value. For balance sheet presentation purposes, the Company offsets the fair value amounts, income accruals, and cash collateral held, related to derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

Fair Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Cash Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is de-designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity of the Company, credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds for every counterparty. The maximum uncollateralized threshold for a derivative counterparty for a single level entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company generally requires that derivative contracts, other than exchange traded contracts, certain forward contracts, and certain embedded and reinsurance derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

NET INVESTMENT INCOME (LOSS)

                                                      2010
                                                  (BEFORE-TAX)
                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                                      2009           2008
--------------------------------------------------------------------------------
Fixed maturities                       $1,977         $2,094         $2,458
Equity securities, AFS                     14             43             65
Mortgage loans                            199            232            251
Policy loans                              129            136            136
Limited partnerships and other            121           (171)          (224)
 alternative investments
Other investments                         253            242            (33)
Investment expenses                       (72)           (71)           (65)
                                     --------       --------       --------
     TOTAL SECURITIES AFS AND OTHER     2,621          2,505          2,588
Equity securities, trading                238            343           (246)
                                     --------       --------       --------
        TOTAL NET INVESTMENT INCOME    $2,859         $2,848         $2,342
                                     --------       --------       --------

The net unrealized gain (loss) on equity securities, trading, included in net investment income during the years ended December 31, 2010, 2009 and 2008, was $160, $276 and $(250), respectively, substantially all of which have corresponding amounts credited to policyholders. These amounts were not included in gross unrealized gains (losses).

NET REALIZED CAPITAL LOSSES

                                                      2010
                                                  (BEFORE-TAX)
                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                                     2009           2008
--------------------------------------------------------------------------------
Gross gains on sales                    $486           $364            $383
Gross losses on sales                   (336)          (828)           (398)
Net OTTI losses recognized in           (336)        (1,192)         (1,888)
 earnings
Valuation allowances on mortgage        (108)          (292)            (13)
 loans
Japanese fixed annuity contract           27             47              64
 hedges, net (1)
Periodic net coupon settlements on        (3)           (33)            (34)
 credit derivatives/Japan
Fair value measurement transition         --             --            (798)
 impact
Results of variable annuity hedge
 program
 GMWB derivatives, net                   113          1,505            (687)
 Macro hedge program                    (584)          (895)             74
                                     -------       --------       ---------
Total results of variable annuity       (471)           610            (613)
 hedge program
GMIB/GMAB/GMWB reinsurance assumed      (769)         1,106          (1,986)
Coinsurance and modified                 284           (577)             --
 coinsurance ceded reinsurance
 contracts
Other, net (2)                           282            (81)           (480)
                                     -------       --------       ---------
        NET REALIZED CAPITAL LOSSES    $(944)         $(876)        $(5,763)
                                     -------       --------       ---------

(1) Relates to derivative hedging instruments, excluding periodic net coupon settlements, and is net of the Japanese fixed annuity product liability adjustment for changes in the dollar/yen exchange spot rate.

(2) Primarily consists of losses on Japan 3Win related foreign currency swaps, changes in fair value on non-qualifying derivatives and fixed maturities, FVO, and other investment gains and losses.

SALES OF AVAILABLE-FOR-SALE SECURITIES

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                      2010            2009           2008
--------------------------------------------------------------------------------
Fixed maturities, AFS
 Sale proceeds                        $27,739         $27,809        $9,366
 Gross gains                              413             495           291
 Gross losses                            (299)           (830)         (472)
Equity securities, AFS
 Sale proceeds                           $171            $162          $126
 Gross gains                               12               2            11
 Gross losses                              (4)            (27)          (21)
                                    ---------       ---------       -------

Sales of AFS securities were the result of the Company's repositioning of its investment portfolio throughout 2010.

OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

The following table presents a roll-forward of the Company's cumulative credit impairments on debt securities held as of December 31, 2010 and 2009.

                                                FOR THE YEARS ENDED
                                                   DECEMBER 31,
                                          2010                      2009
--------------------------------------------------------------------------------
Balance as of beginning of period         $(1,632)                     $ --
Credit impairments remaining in                --                      (941)
 retained earnings related to
 adoption of new accounting
 guidance in April 2009
Additions for credit impairments
 recognized on (1):
 Securities not previously                   (181)                     (690)
  impaired
 Securities previously impaired              (122)                     (201)
Reductions for credit impairments
 previously recognized on:
 Securities that matured or were              314                       196
  sold during the period
 Securities that the Company                   --                         1
  intends to sell or more likely
  than not will be required to
  sell before recovery
 Securities due to an increase in              23                         3
  expected cash flows
                                        ---------                 ---------
      BALANCE AS OF END OF PERIOD         $(1,598)                  $(1,632)
                                        ---------                 ---------

(1) These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.

AVAILABLE-FOR-SALE SECURITIES

The following table presents the Company's AFS securities by type.

                                                                        DECEMBER 31, 2010
                                    COST OR                 GROSS                   GROSS                                NON-
                                   AMORTIZED              UNREALIZED             UNREALIZED            FAIR             CREDIT
                                     COST                   GAINS                  LOSSES              VALUE           OTTI (1)
-----------------------------------------------------------------------------------------------------------------------------------
ABS                                  $2,395                    $29                   $(356)            $2,068              $(1)
CDOs                                  2,278                     --                    (379)             1,899              (59)
CMBS                                  5,283                    146                    (401)             5,028              (15)
Corporate (2)                        25,934                  1,545                    (538)            26,915                6
Foreign govt./govt. agencies            963                     48                      (9)             1,002               --
Municipal                             1,149                      7                    (124)             1,032               --
RMBS                                  4,450                     79                    (411)             4,118             (113)
U.S. Treasuries                       2,871                     11                    (110)             2,772               --
                                    -------                 ------                 -------            -------            -----
  TOTAL FIXED MATURITIES, AFS        45,323                  1,865                  (2,328)            44,834             (182)
Equity securities, AFS                  320                     61                     (41)               340               --
                                    -------                 ------                 -------            -------            -----
         TOTAL AFS SECURITIES       $45,643                 $1,926                 $(2,369)           $45,174            $(182)
                                    -------                 ------                 -------            -------            -----

                                                                        DECEMBER 31, 2009
                                    COST OR                 GROSS                   GROSS                                NON-
                                   AMORTIZED              UNREALIZED             UNREALIZED            FAIR             CREDIT
                                     COST                   GAINS                  LOSSES              VALUE           OTTI (1)
-----------------------------  ----------------------------------------------------------------------------------------------------
ABS                                  $2,344                    $31                   $(472)            $1,903             $(26)
CDOs                                  3,158                     19                  (1,012)             2,165             (123)
CMBS                                  6,844                     76                  (1,555)             5,365               (8)
Corporate (2)                        23,621                    985                    (939)            23,667              (11)
Foreign govt./govt. agencies            824                     35                     (13)               846               --
Municipal                               971                      3                    (194)               780               --
RMBS                                  3,965                     68                    (697)             3,336             (166)
U.S. Treasuries                       2,557                      5                    (221)             2,341               --
                                    -------                 ------                 -------            -------            -----
  TOTAL FIXED MATURITIES, AFS        44,284                  1,222                  (5,103)            40,403             (334)
Equity securities, AFS                  447                     38                     (66)               419               --
                                    -------                 ------                 -------            -------            -----
         TOTAL AFS SECURITIES       $44,731                 $1,260                 $(5,169)           $40,822            $(334)
                                    -------                 ------                 -------            -------            -----

(1) Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2010 and 2009.

(2) Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

The following table presents the Company's fixed maturities, AFS, by contractual maturity year.

                                                DECEMBER 31, 2010
                                    AMORTIZED COST               FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
One year or less                          $1,042                     $1,063
Over one year through five
 years                                    10,674                     11,102
Over five years through ten
 years                                     7,674                      8,014
Over ten years                            11,527                     11,542
                                       ---------                  ---------
 Subtotal                                 30,917                     31,721
Mortgage-backed and
 asset-backed securities                  14,406                     13,113
                                       ---------                  ---------
                          TOTAL          $45,323                    $44,834
                                       ---------                  ---------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment spreads (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

As of December 31, 2010, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. Other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were JP Morgan Chase & Co., Berkshire Hathaway Inc. and Wells Fargo & Co. which each comprised less than 0.6% of total invested assets. As of December 31, 2009, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. Other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were JP Morgan Chase & Co., Bank of America Corporation and Wells Fargo & Co. which each comprised less than 0.6% of total invested assets.

The Company's three largest exposures by sector as of December 31, 2010 were commercial real estate, U.S. Treasuries and financial services which comprised approximately 15%, 10% and 9%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2009 were commercial real estate, basic industry and financial services, which comprised approximately 18%, 13% and 9%, respectively, of total invested assets.

SECURITY UNREALIZED LOSS AGING

The following tables present the Company's unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

                                                  DECEMBER 31, 2010
                                               LESS THAN 12 MONTHS
                                  AMORTIZED            FAIR          UNREALIZED
                                     COST             VALUE            LOSSES
---------------------------------------------------------------------------------------
ABS                                   $237              $226             $(11)
CDOs                                   316               288              (28)
CMBS                                   374               355              (19)
Corporate (1)                        3,726             3,591             (130)
Foreign govt./govt. agencies           250               246               (4)
Municipal                              415               399              (16)
RMBS                                 1,187             1,155              (32)
U.S. Treasuries                      1,142             1,073              (69)
                                    ------            ------            -----
       TOTAL FIXED MATURITIES        7,647             7,333             (309)
Equity securities                       18                17               (1)
                                    ------            ------            -----
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $7,665            $7,350            $(310)
                                    ------            ------            -----

                                                   DECEMBER 31, 2010
                                                 12 MONTHS OR MORE
                                   AMORTIZED            FAIR           UNREALIZED
                                     COST              VALUE             LOSSES
-----------------------------  ----------------------------------------------------------
ABS                                  $1,226              $881             $(345)
CDOs                                  1,934             1,583              (351)
CMBS                                  2,532             2,150              (382)
Corporate (1)                         2,777             2,348              (408)
Foreign govt./govt. agencies             40                35                (5)
Municipal                               575               467              (108)
RMBS                                  1,379             1,000              (379)
U.S. Treasuries                         158               117               (41)
                                    -------            ------            ------
       TOTAL FIXED MATURITIES        10,621             8,581            (2,019)
Equity securities                       148               108               (40)
                                    -------            ------            ------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $10,769            $8,689            $(2,059)
                                    -------            ------            ------

                                                 DECEMBER 31, 2010
                                                       TOTAL
                                   AMORTIZED            FAIR            UNREALIZED
                                     COST               VALUE             LOSSES
-----------------------------  ------------------------------------------------------
ABS                                  $1,463             $1,107             $(356)
CDOs                                  2,250              1,871              (379)
CMBS                                  2,906              2,505              (401)
Corporate (1)                         6,503              5,939              (538)
Foreign govt./govt. agencies            290                281                (9)
Municipal                               990                866              (124)
RMBS                                  2,566              2,155              (411)
U.S. Treasuries                       1,300              1,190              (110)
                                    -------            -------            ------
       TOTAL FIXED MATURITIES        18,268             15,914            (2,328)
Equity securities                       166                125               (41)
                                    -------            -------            ------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $18,434            $16,039            $(2,369)
                                    -------            -------            ------

(1) Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

                                                  DECEMBER 31, 2009
                                               LESS THAN 12 MONTHS
                                   COST OR
                                  AMORTIZED            FAIR          UNREALIZED
                                     COST             VALUE            LOSSES
---------------------------------------------------------------------------------------
ABS                                   $278              $230             $(48)
CDOs                                   990               845             (145)
CMBS                                 1,207             1,016             (191)
Corporate                            3,434             3,207             (227)
Foreign govt./govt. agencies           316               307               (9)
Municipal                              119               113               (6)
RMBS                                   664               600              (64)
U.S. Treasuries                      1,573             1,534              (39)
                                    ------            ------            -----
  TOTAL FIXED MATURITIES, AFS        8,581             7,852             (729)
Equity securities. AFS                  65                49              (16)
                                    ------            ------            -----
   TOTAL AFS SECURITIES IN AN
              UNREALIZED LOSS       $8,646            $7,901            $(745)
                                    ------            ------            -----

                                                  DECEMBER 31, 2009
                                                  12 MONTHS OR MORE
                                    COST OR
                                   AMORTIZED            FAIR             UNREALIZED
                                     COST               VALUE              LOSSES
-----------------------------  --------------------------------------------------------
ABS                                  $1,364               $940              $(424)
CDOs                                  2,158              1,291               (867)
CMBS                                  4,001              2,637             (1,364)
Corporate                             4,403              3,691               (712)
Foreign govt./govt. agencies             30                 26                 (4)
Municipal                               791                603               (188)
RMBS                                  1,688              1,055               (633)
U.S. Treasuries                         628                446               (182)
                                    -------            -------            -------
  TOTAL FIXED MATURITIES, AFS        15,063             10,689             (4,374)
Equity securities. AFS                  246                196                (50)
                                    -------            -------            -------
   TOTAL AFS SECURITIES IN AN
              UNREALIZED LOSS       $15,309            $10,885            $(4,424)
                                    -------            -------            -------

                                                     DECEMBER 31, 2009
                                                             TOTAL
                                         COST OR
                                        AMORTIZED            FAIR             UNREALIZED
                                          COST               VALUE              LOSSES
-----------------------------  -------------------------------------------------------------
ABS                                       $1,642             $1,170              $(472)
CDOs                                       3,148              2,136             (1,012)
CMBS                                       5,208              3,653             (1,555)
Corporate                                  7,837              6,898               (939)
Foreign govt./govt. agencies                 346                333                (13)
Municipal                                    910                716               (194)
RMBS                                       2,352              1,655               (697)
U.S. Treasuries                            2,201              1,980               (221)
                                         -------            -------            -------
  TOTAL FIXED MATURITIES, AFS             23,644             18,541             (5,103)
Equity securities. AFS                       311                245                (66)
                                         -------            -------            -------
   TOTAL AFS SECURITIES IN AN
              UNREALIZED LOSS            $23,955            $18,786            $(5,169)
                                         -------            -------            -------

As of December 31, 2010, AFS securities in an unrealized loss position, comprised of 1,585 securities, primarily related to CMBS, CDOs and corporate securities primarily within the financial services sector which have experienced significant price deterioration. As of December 31, 2010, 72% of these securities were depressed less than 20% of cost or amortized cost. The decline in unrealized losses during 2010 was primarily attributable to a decline in interest rates and, to a lesser extent, credit spread tightening.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above.

MORTGAGE LOANS

                                                      DECEMBER 31, 2010
                                   AMORTIZED              VALUATION              CARRYING
                                    COST (1)              ALLOWANCE               VALUE
----------------------------------------------------------------------------------------------
Commercial                              3,306                  (62)                  3,244
                                   ----------              -------              ----------
         TOTAL MORTGAGE LOANS          $3,306                 $(62)                 $3,244
                                   ----------              -------              ----------

                                                       DECEMBER 31, 2009
                                   AMORTIZED               VALUATION               CARRYING
                                    COST (1)               ALLOWANCE                VALUE
-----------------------------  -----------------------------------------------------------------
Commercial                             $4,564                  $(260)                 $4,304
                                   ----------              ---------              ----------
         TOTAL MORTGAGE LOANS          $4,564                  $(260)                 $4,304
                                   ----------              ---------              ----------

(1) Amortized cost represents carrying value prior to valuation allowances, if any.

As of December 31, 2010, the carrying value of mortgage loans associated with the valuation allowance was $613. Included in the table above, are mortgage loans held-for-sale with a carrying value and valuation allowance of $64 and $4, respectively, as of December 31, 2010, and $161 and $79, respectively, as of December 31, 2009. The carrying value of these loans is included in mortgage loans in the Company's Consolidated Balance Sheets as of December 31, 2010.

The following table presents the activity within the Company's valuation allowance for mortgage loans.

                                         FOR THE YEARS ENDED DECEMBER 31,
                                     2010           2009              2008
--------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1              $ (260)         $ (13)            $ --
Additions                              (108)          (292)             (13)
Deductions                              306             45               --
                                   --------       --------            -----
BALANCE AS OF DECEMBER 31              $(62)         $(260)            $(13)
                                   --------       --------            -----

For the year ended December 31, 2010, deductions of $306 had a carrying value at time of sale of $575 primarily related to sales of B-Note participants and mezzanine loans. Additions of $108 primarily related to anticipated, and since executed, B-Note participant and mezzanine loan sales, as well as additions for expected credit losses due to borrower financial difficulty and/or collateral value deterioration.

The current weighted average LTV ratio of the Company's commercial mortgage loan portfolio was approximately 75% as of December 31, 2010. At origination, the weighted-average LTV ratio was approximately 63% as of December 31, 2010. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan values are updated no less than annually through property level reviews of the portfolio. Factors considered in the property valuation include, but are not limited to, actual and expected property cash flows, geographic market data and capitalization rates. DSCRs compare a property's net operating income to the borrower's principal and interest payments. The current weighted average DSCR of the Company's commercial mortgage loan portfolio was approximately 2.07x as of December 31, 2010. The Company did not hold any commercial mortgage loans greater than 60 days past due.

The following table presents the carrying value of the Company's commercial mortgage loans by LTV and DSCR.

                    COMMERCIAL MORTGAGE LOANS CREDIT QUALITY
                               DECEMBER 31, 2010

                                                            AVG. DEBT-SERVICE
                                       CARRYING VALUE         COVERAGE RATIO
--------------------------------------------------------------------------------
LOAN-TO-VALUE
Greater than 80%                              $961                 1.67x
65% -- 80%                                   1,366                 2.11x
Less than 65%                                  917                 2.44x
                                          --------                ------
   TOTAL COMMERCIAL MORTGAGE LOANS          $3,244                 2.07X
                                          --------                ------

The following tables present the carrying value of the Company's mortgage loans by region and property type.

                            MORTGAGE LOANS BY REGION

                                                       DECEMBER 31, 2010                           DECEMBER 31, 2009
                                                CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                 VALUE                    TOTAL              VALUE                    TOTAL
---------------------------------------------------------------------------------------------------------------------------------
East North Central                                   $51                     1.6%                $76                     1.8%
Middle Atlantic                                      344                    10.6%                592                    13.8%
Mountain                                              49                     1.5%                 51                     1.2%
New England                                          188                     5.8%                368                     8.6%
Pacific                                              898                    27.7%              1,102                    25.5%
South Atlantic                                       679                    20.9%                615                    14.3%
West North Central                                    19                     0.6%                 22                     0.5%
West South Central                                   117                     3.6%                172                     4.0%
Other (1)                                            899                    27.7%              1,306                    30.3%
                                                --------                 -------            --------                 -------
                     TOTAL MORTGAGE LOANS         $3,244                   100.0%             $4,304                   100.0%
                                                --------                 -------            --------                 -------

(1) Primarily represents loans collateralized by multiple properties in various regions.

                        MORTGAGE LOANS BY PROPERTY TYPE

                                                       DECEMBER 31, 2010                           DECEMBER 31, 2009
                                                CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                 VALUE                    TOTAL              VALUE                    TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Commercial
 Agricultural                                       $177                     5.5%               $366                     8.5%
 Industrial                                          833                    25.7%                784                    18.2%
 Lodging                                             123                     3.8%                329                     7.6%
 Multifamily                                         479                    14.8%                582                    13.5%
 Office                                              796                    24.5%              1,387                    32.3%
 Retail                                              556                    17.1%                602                    14.0%
 Other                                               280                     8.6%                254                     5.9%
                                                --------                 -------            --------                 -------
                     TOTAL MORTGAGE LOANS         $3,244                   100.0%             $4,304                   100.0%
                                                --------                 -------            --------                 -------

VARIABLE INTEREST ENTITIES

The Company is involved with various special purpose entities and other entities that are deemed to be VIEs primarily as a collateral manager and as an investor through normal investment activities, as well as a means of accessing capital. A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest or lacks sufficient funds to finance its own activities without financial support provided by other entities.

The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company's assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company's Consolidated Financial Statements.

CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company's financial or other support provided to these VIEs is limited to its investment management services and original investment. As a result of accounting guidance adopted on January 1, 2010, certain CDO VIEs were consolidated in 2010 and are included in the following table, while in prior periods they were reported in the Non-Consolidated VIEs table further below. For further information on the adoption, see Note 1.

                                                DECEMBER 31, 2010
                                                                            MAXIMUM
                               TOTAL                  TOTAL                 EXPOSURE
                               ASSETS            LIABILITIES (1)          TO LOSS (2)
----------------------------------------------------------------------------------------
CDOs (3)                          $729                   $416                   $265
Limited partnerships                14                      6                      8
Other investments (3)               --                     --                     --
                              --------               --------               --------
                   TOTAL          $743                   $422                   $273
                              --------               --------               --------

                                                DECEMBER 31, 2009
                                                                            MAXIMUM
                               TOTAL                  TOTAL                 EXPOSURE
                               ASSETS            LIABILITIES (1)          TO LOSS (2)
------------------------  --------------------------------------------------------------
CDOs (3)                          $226                    $47                   $181
Limited partnerships                31                     13                     18
Other investments (3)               75                     40                     32
                              --------               --------               --------
                   TOTAL          $332                   $100                   $231
                              --------               --------               --------

(1)  Included in other liabilities in the Company's Consolidated Balance Sheets.

(2) The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company's investment.

(3) Total assets included in fixed maturities, AFS, and fixed maturities, FVO, in the Company's Consolidated Balance Sheets.

CDOs represent structured investment vehicles for which the Company has a controlling financial interest as it provides collateral management services, earns a fee for those services and also holds investments in the securities issued by these vehicles. Limited partnerships represent a hedge fund for which the Company holds a majority interest in the fund as an investment. Other investments represent an investment trust for which the Company has a controlling financial interest as it provides investment management services, earns a fee for those services and also holds investments in the securities issued by the trusts. During 2010, the Company liquidated this investment trust.

NON-CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to significant VIEs for which the Company is not the primary beneficiary. The Company has no implied or unfunded commitments to these VIEs.

                                 DECEMBER 31, 2010                                           DECEMBER 31, 2009
                                                           MAXIMUM                                                      MAXIMUM
                                                           EXPOSURE                                                     EXPOSURE
                  ASSETS            LIABILITIES            TO LOSS           ASSETS             LIABILITIES             TO LOSS
------------------------------------------------------------------------------------------------------------------------------------
CDOs (1)           $ --                 $ --                 $ --              $239                 $ --                   $248
                   ----                 ----                 ----            ------                 ----                 ------
       TOTAL       $ --                 $ --                 $ --              $239                 $ --                   $248
                   ----                 ----                 ----            ------                 ----                 ------

(1) Maximum exposure to loss represents the Company's investment in securities issued by CDOs at cost.

In addition, the Company, through normal investment activities, makes passive investments in structured securities issued by VIEs for which the Company is not the manager which are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company's Condensed Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company's obligation to absorb losses or right to receive benefits and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these investments is limited to the amount of the Company's investment.

EQUITY METHOD INVESTMENTS

The Company has investments in limited partnerships and other alternative investments which include hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds (collectively, "limited partnerships"). These investments are accounted for under the equity method and the Company's maximum exposure to loss as of December 31, 2010 is limited to the total carrying value of $838. In addition, the Company has outstanding commitments totaling approximately $354, to fund limited partnership and other alternative investments as of December 31, 2010. The Company's investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2010, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company's pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company's limited partnership investments. This aggregated summarized financial data does not represent the Company's proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $81.6 billion and $68.7 billion as of December 31, 2010 and 2009, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $15.6 billion and $15.6 billion as of December 31, 2010 and 2009, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $927, $(437) and $(155) for the periods ended December 31, 2010, 2009 and 2008, respectively. Aggregate net income (loss) of the limited partnerships in which the Company invested totaled $9.7 billion, $(6.9) billion and $(17.2) billion for the periods ended December 31, 2010, 2009 and 2008, respectively. As of, and for the period ended, December 31, 2010, the aggregated summarized financial data reflects the latest available financial information.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of over-the-counter and exchange traded derivative instruments as a part of its overall risk management strategy, as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that would otherwise be permissible investments under the Company's investment policies. The Company also purchases and issues financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.

CASH FLOW HEDGES

INTEREST RATE SWAPS

Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity securities or interest payments on floating-rate guaranteed investment contracts to fixed rates. These derivatives are predominantly used to better match cash receipts from assets with cash disbursements required to fund liabilities.

The Company also enters into forward starting swap agreements to hedge the interest rate exposure related to the purchase of fixed-rate securities. These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

FOREIGN CURRENCY SWAPS

Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to minimize cash flow fluctuations due to changes in currency rates.

FORWARD RATE AGREEMENTS

Forward rate agreements may be used to convert interest receipts on floating-rate securities to fixed rates. These derivatives are used to lock in the forward interest rate curve and reduce income volatility that results from changes in interest rates. As of December 31, 2010, the Company does not have any forward rate agreements.

FAIR VALUE HEDGES

INTEREST RATE SWAPS

Interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities and fixed maturity securities due to fluctuations in interest rates.

FOREIGN CURRENCY SWAPS

Foreign currency swaps are used to hedge the changes in fair value of certain foreign currency-denominated fixed rate liabilities due to changes in foreign currency rates by swapping the fixed foreign payments to floating rate U.S. dollar denominated payments.

NON-QUALIFYING STRATEGIES

INTEREST RATE SWAPS, CAPS, FLOORS, AND FUTURES

The Company uses interest rate swaps, caps, floors, and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2010 and 2009, the notional amount of interest rate swaps in offsetting relationships was $4.7 billion and $4.5 billion, respectively.

FOREIGN CURRENCY SWAPS AND FORWARDS

The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars.

JAPAN 3WIN FOREIGN CURRENCY SWAPS

Prior to the second quarter of 2009, The Company offered certain variable annuity products with a GMIB rider through an affiliate, HLIKK, in Japan. The GMIB rider is reinsured to a wholly-owned U.S. subsidiary, which invests in U.S. dollar denominated assets to support the liability. The U.S. subsidiary entered into pay U.S. dollar, receive yen forward contracts to hedge the currency and interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments.

JAPANESE FIXED ANNUITY HEDGING INSTRUMENTS

Prior to the second quarter of 2009, The Company offered a yen denominated fixed annuity product through HLIKK and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.

JAPANESE VARIABLE ANNUITY HEDGING INSTRUMENTS

The Company enters into foreign currency forward and option contracts to hedge the foreign currency risk associated with certain Japanese variable annuity liabilities reinsured from HLIKK. Foreign currency risk may arise for some segments of the business where assets backing the liabilities are denominated in U.S. dollars while the liabilities are denominated in yen. Foreign currency risk may also arise when certain variable annuity policyholder accounts are invested in various currencies while the related GMDB and GMIB guarantees are effectively yen-denominated.

CREDIT DERIVATIVES THAT PURCHASE CREDIT PROTECTION

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value on fixed maturity securities. These contracts require the Company to pay a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract.

CREDIT DERIVATIVES THAT ASSUME CREDIT RISK

Credit default swaps are used to assume credit risk related to an individual entity, referenced index, or asset pool, as a part of replication transactions. These contracts entitle the Company to receive a periodic fee in exchange for an obligation to compensate the derivative counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk due to credit derivatives embedded within certain fixed maturity securities. These securities are primarily comprised of structured securities that contain credit derivatives that reference a standard index of corporate securities.

CREDIT DERIVATIVES IN OFFSETTING POSITIONS

The Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

EQUITY INDEX SWAPS AND OPTIONS

The Company offers certain equity indexed products, which may contain an embedded derivative that requires bifurcation. The Company enters into S&P index swaps and options to economically hedge the equity volatility risk associated with these embedded derivatives.

GMWB PRODUCT DERIVATIVES

The Company offers certain variable annuity products with a GMWB rider in the U.S. and formerly in the U.K. and Japan. The GMWB is a bifurcated embedded derivative that provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contractholder election or after the passage of time. The notional value of the embedded derivative is the GRB.

GMWB REINSURANCE CONTRACTS

The Company has entered into reinsurance arrangements to offset a portion of its risk exposure to the GMWB for the remaining lives of covered variable annuity contracts. Reinsurance contracts covering GMWB are accounted for as free-standing derivatives. The notional amount of the reinsurance contracts is the GRB amount.

GMWB HEDGING INSTRUMENTS

The Company enters into derivative contracts to partially hedge exposure associated with a portion of the GMWB liabilities that are not reinsured. These derivative contracts include customized swaps, interest rate swaps and futures, and equity swaps, options, and futures, on certain indices including the S&P 500 index, EAFE index, and NASDAQ index.

The following table represents notional and fair value for GMWB hedging instruments.

                                                      NOTIONAL AMOUNT                                 FAIR VALUE
                                          DECEMBER 31,              DECEMBER 31,         DECEMBER 31,             DECEMBER 31,
                                              2010                      2009                 2010                     2009
---------------------------------------------------------------------------------------------------------------------------------
Customized swaps                              $10,113                   $10,838               $209                     $234
Equity swaps, options, and futures              4,943                     2,994                391                        9
Interest rate swaps and futures                 2,800                     1,735               (133)                    (191)
                                            ---------                 ---------             ------                   ------
                                TOTAL         $17,856                   $15,567               $467                      $52
                                            ---------                 ---------             ------                   ------

MACRO HEDGE PROGRAM

The Company utilizes equity options, equity futures contracts, currency forwards, and currency options to partially hedge against a decline in the equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from guaranteed minimum death benefit ("GMDB"), GMIB and GMWB obligations.

The following table represents notional and fair value for the macro hedge program.

                                                  NOTIONAL AMOUNT                                   FAIR VALUE
                                      DECEMBER 31,              DECEMBER 31,          DECEMBER 31,               DECEMBER 31,
                                          2010                      2009                  2010                       2009
---------------------------------------------------------------------------------------------------------------------------------
Equity options and futures                $14,500                   $25,373                $205                       $296
Currency forward contracts                  3,232                        --                  93                         --
Cross-currency equity options               1,000                        --                   3                         --
Long currency options                       3,075                     1,000                  67                         22
Short currency options                      2,221                     1,075                  (5)                        --
                                        ---------                 ---------              ------                     ------
                            TOTAL         $24,028                   $27,448                $363                       $318
                                        ---------                 ---------              ------                     ------

GMAB, GMWB AND GMIB REINSURANCE CONTRACTS

The Company reinsured the GMAB, GMWB, and GMIB embedded derivatives for host variable annuity contracts written by HLIKK. The reinsurance contracts are accounted for as free-standing derivative contracts. The notional amount of the reinsurance contracts is the yen denominated GRB balance value converted at the period-end yen to U.S. dollar foreign spot exchange rate. For further information on this transaction, refer to Note 16 "Transactions with Affiliates".

COINSURANCE AND MODIFIED COINSURANCE REINSURANCE CONTRACTS

During 2009, a subsidiary entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliated captive reinsurer, which creates an embedded derivative. In addition, provisions of this agreement include reinsurance to cede a portion of direct written U.S. GMWB riders, which is accounted for as an embedded derivative. Additional provisions of this agreement cede variable annuity contract GMAB, GMWB and GMIB riders reinsured by the Company that have been assumed from HLIKK and is accounted for as a free-standing derivative. For further information on this transaction, refer to
Note 16 "Transactions with Affiliates".

DERIVATIVE BALANCE SHEET CLASSIFICATION

The table below summarizes the balance sheet classification of the Company's derivative related fair value amounts, as well as the gross asset and liability fair value amounts. The fair value amounts presented do not include income accruals or cash collateral held amounts, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the table below. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk.

                                                                     NET DERIVATIVES
                                             NOTIONAL AMOUNT                           FAIR VALUE
                                        DEC. 31,        DEC. 31,            DEC. 31,                DEC. 31,
                                          2010            2009                2010                    2009
-----------------------------------------------------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                       $7,652          $8,729               $144                     $53
 Forward rate agreements                       --           3,000                 --                      --
 Foreign currency swaps                       255             301                 --                      (4)
                                        ---------       ---------            -------                 -------
                TOTAL CASH FLOW HEDGES      7,907          12,030                144                      49
                                        ---------       ---------            -------                 -------
FAIR VALUE HEDGES
 Interest rate swaps                        1,079           1,744                (47)                    (21)
 Foreign currency swaps                       677             696                (12)                     (9)
                                        ---------       ---------            -------                 -------
               TOTAL FAIR VALUE HEDGES      1,756           2,440                (59)                    (30)
                                        ---------       ---------            -------                 -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
 Interest rate swaps, caps, floors,
  and futures                               5,490           5,511               (255)                    (79)
 FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and forwards          196             227                (14)                    (11)
 Japan 3Win foreign currency swaps          2,285           2,514                177                     (19)
 Japanese fixed annuity hedging
  instruments                               2,119           2,271                608                     316
 Japanese variable annuity hedging
  instruments                               1,720             257                 73                      (8)
 CREDIT CONTRACTS
 Credit derivatives that purchase
  credit protection                         1,730           1,887                 (5)                    (34)
 Credit derivatives that assume credit
  risk (1)                                  2,035             902               (376)                   (176)
 Credit derivatives in offsetting
  positions                                 5,175           3,591                (57)                    (52)
 EQUITY CONTRACTS
 Equity index swaps and options               188             221                (10)                    (16)
 VARIABLE ANNUITY HEDGE PROGRAM
 GMWB product derivatives (2)              42,278          46,906             (1,625)                 (1,991)
 GMWB reinsurance contracts                 8,767          10,301                280                     347
 GMWB hedging instruments                  17,856          15,567                467                      52
 Macro hedge program                       24,028          27,448                363                     318
 OTHER
 GMAB, GMWB, and GMIB reinsurance
  contracts                                21,423          19,618             (2,633)                 (1,448)
 Coinsurance and modified coinsurance
  reinsurance contracts                    51,934          49,545              1,722                     761
                                        ---------       ---------            -------                 -------
       TOTAL NON-QUALIFYING STRATEGIES    187,224         186,766             (1,285)                 (2,040)
                                        ---------       ---------            -------                 -------
    TOTAL CASH FLOW HEDGES, FAIR VALUE
 HEDGES, AND NON-QUALIFYING STRATEGIES   $196,887        $201,236            $(1,200)                $(2,021)
                                        ---------       ---------            -------                 -------
BALANCE SHEET LOCATION
 Fixed maturities, available-for-sale        $441            $170               $(26)                    $(8)
 Other investments                         51,633          18,049              1,453                     220
 Other liabilities                         20,318          56,524               (357)                    113
 Consumer notes                                39              64                 (5)                     (5)
 Reinsurance recoverables                  58,834          58,380              2,002                   1,108
 Other policyholder funds and benefits
  payable                                  65,622          68,049             (4,267)                 (3,449)
                                        ---------       ---------            -------                 -------
                     TOTAL DERIVATIVES   $196,887        $201,236            $(1,200)                $(2,021)
                                        ---------       ---------            -------                 -------

                                                   ASSET DERIVATIVES                       LIABILITY DERIVATIVES
                                                      FAIR VALUE                                FAIR VALUE
                                            DEC. 31,               DEC. 31,          DEC. 31,                DEC. 31,
                                              2010                   2009              2010                    2009
--------------------------------------  ----------------------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                           $182                   $201               $(38)                  $(148)
 Forward rate agreements                         18                     --                (18)                     --
 Foreign currency swaps                          --                     21                 --                     (25)
                                             ------                 ------            -------                 -------
                TOTAL CASH FLOW HEDGES          200                    222                (56)                   (173)
                                             ------                 ------            -------                 -------
FAIR VALUE HEDGES
 Interest rate swaps                              4                     16                (51)                    (37)
 Foreign currency swaps                          71                     53                (83)                    (62)
                                             ------                 ------            -------                 -------
               TOTAL FAIR VALUE HEDGES           75                     69               (134)                    (99)
                                             ------                 ------            -------                 -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
 Interest rate swaps, caps, floors,
  and futures                                   121                    157               (376)                   (236)
 FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and forwards             --                     --                (14)                    (11)
 Japan 3Win foreign currency swaps              177                     35                 --                     (54)
 Japanese fixed annuity hedging
  instruments                                   608                    319                 --                      (3)
 Japanese variable annuity hedging
  instruments                                    74                     --                 (1)                     (8)
 CREDIT CONTRACTS
 Credit derivatives that purchase
  credit protection                              18                     36                (23)                    (70)
 Credit derivatives that assume credit
  risk (1)                                        7                      2               (383)                   (178)
 Credit derivatives in offsetting
  positions                                      60                    114               (117)                   (166)
 EQUITY CONTRACTS
 Equity index swaps and options                   5                      3                (15)                    (19)
 VARIABLE ANNUITY HEDGE PROGRAM
 GMWB product derivatives (2)                    --                     --             (1,625)                 (1,991)
 GMWB reinsurance contracts                     280                    347                 --                      --
 GMWB hedging instruments                       647                    264               (180)                   (212)
 Macro hedge program                            372                    558                 (9)                   (240)
 OTHER
 GMAB, GMWB, and GMIB reinsurance
  contracts                                      --                     --             (2,633)                 (1,448)
 Coinsurance and modified coinsurance
  reinsurance contracts                       2,342                  1,226               (620)                   (465)
                                             ------                 ------            -------                 -------
       TOTAL NON-QUALIFYING STRATEGIES        4,711                  3,061             (5,996)                 (5,101)
                                             ------                 ------            -------                 -------
    TOTAL CASH FLOW HEDGES, FAIR VALUE
 HEDGES, AND NON-QUALIFYING STRATEGIES       $4,986                 $3,352            $(6,186)                $(5,373)
                                             ------                 ------            -------                 -------
BALANCE SHEET LOCATION
 Fixed maturities, available-for-sale          $ --                   $ --               $(26)                    $(8)
 Other investments                            2,021                    270               (568)                    (50)
 Other liabilities                              343                  1,509               (700)                 (1,396)
 Consumer notes                                  --                     --                 (5)                     (5)
 Reinsurance recoverables                     2,622                  1,573               (620)                   (465)
 Other policyholder funds and benefits
  payable                                        --                     --             (4,267)                 (3,449)
                                             ------                 ------            -------                 -------
                     TOTAL DERIVATIVES       $4,986                 $3,352            $(6,186)                $(5,373)
                                             ------                 ------            -------                 -------

(1) The derivative instruments related to this strategy are held for other investment purposes.

(2) These derivatives are embedded within liabilities and are not held for risk management purposes.

CHANGE IN NOTIONAL AMOUNT

The net decrease in notional amount of derivatives since December 31, 2009, was primarily due to the following:

- The GMWB product derivative notional declined $4.6 billion primarily as a result of policyholder lapses and withdrawals partially offset by an increase in the equity market. This decrease was partially offset by an increase in notional of the coinsurance and modified coinsurance reinsurance contracts.

- The notional amount related to the macro hedge program declined $3.4 billion primarily due to the expiration of certain equity index options during the first quarter.

- The Company terminated $3 billion notional of forward rate agreements as a result of the sale of the hedged variable rate securities. The $3 billion notional was comprised of a series of one month forward contracts that were hedging the variability of cash flows related to coupon payments on $250 of variable rate securities for consecutive monthly periods during 2010.

- The GMAB, GMWB, and GMIB reinsurance contract notional increased $1.8 billion due to the appreciation of the Japanese yen in comparison to the U.S. dollar.

- The notional amount related to interest rate swaps that qualify for cash flow hedge accounting, which are used to convert interest receipts on floating-rate fixed maturity securities to fixed rates, declined $1.2 billion due to swap maturities.

- The notional amount related to credit derivatives in offsetting positions increased by $1.6 billion primarily due to purchases and terminations during the year of credit derivatives that were purchasing credit protection.

- The notional amount related to credit derivatives that assume credit risk increased by $1.1 billion as a result of the Company adding $509 notional which reference to a standard market basket of corporate issuers to manage credit spread duration, $274 notional related to the bifurcation of certain embedded credit derivatives as a result of new accounting guidance, and $342 related to the consolidation of a VIE as a result of new accounting guidance. For further discussion of the new accounting guidance on embedded credit derivatives and VIEs adopted during 2010, see Adoption of New Accounting Standards in Note 1.

CHANGE IN FAIR VALUE

The change in the total fair value of derivative instruments since December 31, 2009, was primarily related to the following:

- The increase in the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of purchases of equity options, liability model assumption updates during third quarter, lower implied market volatility, and outperformance of the underlying actively managed funds as compared to their respective indices, partially offset by a general decrease in long-term interest rates and rising equity markets.

- The increase in fair value related to the Japanese fixed annuity hedging instruments and Japan 3Win foreign currency swaps is primarily due to the U.S. dollar weakening in comparison to the Japanese yen, partially offset by a decrease in fair value of the Japan 3 Win foreign currency swaps due to a decrease in long-term U.S. interest rates.

- Under an internal reinsurance agreement with an affiliate, the increase in fair value associated with the GMAB, GMWB, and GMIB reinsurance along with a portion of the GMWB related derivatives are ceded to the affiliated reinsurer and result in an offsetting decrease in fair value of the coinsurance and modified coinsurance reinsurance contracts.

- The fair value related to credit derivatives that assume credit risk primarily decreased as a result of the Company adopting new accounting guidance related to the consolidation of VIEs; see Adoption of New Accounting Standards in Note 1. As a result of this new guidance, the Company has consolidated a Company sponsored CDO that included credit default swaps with a notional amount of $342 and a fair value of $(250) as of December 31, 2010. These swaps reference a basket of corporate issuers.

CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                         NET REALIZED CAPITAL GAINS (LOSSES)
                                      GAIN (LOSS) RECOGNIZED IN OCI                              RECOGNIZED IN INCOME
                                    ON DERIVATIVE (EFFECTIVE PORTION)                    ON DERIVATIVE (INEFFECTIVE PORTION)
                         2010                     2009                 2008       2010                  2009               2008
------------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps            $232                $(357)               $648            $2                $1                $7
Foreign currency swaps            3                 (177)                193            (1)               75                 1
                             ------              -------              ------          ----              ----                --
                  TOTAL        $235                $(534)               $841            $1               $76                $8
                             ------              -------              ------          ----              ----                --

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                       GAIN (LOSS) RECLASSIFIED FROM AOCI
                                                                                         INTO INCOME (EFFECTIVE PORTION)
                                                                                     2010             2009             2008
---------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                         Net realized capital gains (losses)        $5              $ --              $34
Interest rate swaps                                Net investment income (loss)        56                28              (20)
Foreign currency swaps                      Net realized capital gains (losses)        (7)             (115)             (60)
Foreign currency swaps                             Net investment income (loss)        --                 2                1
                                                                                     ----            ------            -----
                                                                         TOTAL        $54              $(85)            $(45)
                                                                                     ----            ------            -----

As of December 31, 2010, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $76. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for forecasted transactions, excluding interest payments on existing variable-rate financial instruments) is three years.

During the year ended December 31, 2010, the Company had less than $1 of net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring. For the years ended December 31, 2009 and 2008, the Company had before-tax gains of $1 and $198, respectively, related to net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

                DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS

                                                              GAIN(LOSS) RECOGNIZED IN INCOME (1)
                                                        2010      HEDGED                           2009      HEDGED
                                          DERIVATIVE               ITEM              DERIVATIVE               ITEM
------------------------------------------------------------------------------------------------------------------------
Interest rate swaps
 Net realized capital gains (losses)          $(44)                 $38                   $72                  $(68)
 Benefits, losses and lo0ss adjustment
  expenses                                      (1)                   3                   (37)                   40
Foreign currency swaps
 Net realized capital gains (losses)             8                   (8)                   51                   (51)
 Benefits, losses and loss adjustment
  expenses                                     (12)                  12                     2                    (2)
                                             -----                 ----                 -----                 -----
                                 TOTAL        $(49)                 $45                   $88                  $(81)
                                             -----                 ----                 -----                 -----

                                             GAIN(LOSS) RECOGNIZED IN INCOME (1)
                                                               2008       HEDGED
                                                DERIVATIVE                 ITEM
--------------------------------------  ---------------------------------------------
Interest rate swaps
 Net realized capital gains (losses)                $(140)                  $132
 Benefits, losses and lo0ss adjustment
  expenses                                             25                    (18)
Foreign currency swaps
 Net realized capital gains (losses)                 (124)                   124
 Benefits, losses and loss adjustment
  expenses                                             42                    (42)
                                                  -------                 ------
                                 TOTAL              $(197)                  $196
                                                  -------                 ------

(1) The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains or losses. The following table presents the gain or loss recognized in income on non-qualifying strategies:

                           NON-QUALIFYING STRATEGIES
       GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)

                                                  DECEMBER 31,
                                       2010          2009           2008
--------------------------------------------------------------------------------
INTEREST RATE CONTRACTS
 Interest rate swaps, caps, floors,
  and forwards                           $14            $32              $3
FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and forwards      (3)           (37)             27
 Japan 3Win foreign currency swaps
  (1)                                    215            (22)             --
 Japanese fixed annuity hedging
  instruments (2)                        385            (12)            487
 Japanese variable annuity hedging
  instruments                            102            (17)             40
CREDIT CONTRACTS
 Credit derivatives that purchase
  credit protection                      (17)          (379)            211
 Credit derivatives that assume
  credit risk                            157            137            (412)
EQUITY CONTRACTS
 Equity index swaps and options            5             (3)            (23)
VARIABLE ANNUITY HEDGE PROGRAM
 GMWB product derivatives                510          4,727          (5,760)
 GMWB reinsurance contracts             (102)          (988)          1,073
 GMWB hedging instruments               (295)        (2,234)          3,374
 Macro hedge program                    (584)          (895)             74
OTHER
 GMAB, GMWB, and GMIB reinsurance
  contracts                             (769)         1,106          (2,158)
 Coinsurance and modified
  coinsurance reinsurance contracts      284           (577)             --
                                      ------       --------       ---------
                               TOTAL    $(98)          $838         $(3,064)
                                      ------       --------       ---------

(1) The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $(273) and $64 for the years ended December 31, 2010 and 2009, respectively. There were no Japan 3Win foreign currency swaps as of December 31, 2008.

(2) The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $(332), $67, and $450 for the years ended December 31, 2010, 2009 and 2008, respectively. In addition, included are gains of $1 for the year ended December 31, 2010 related to Japan FVO fixed maturity securities. There were no Japan FVO fixed maturity securities as of December 31, 2009 and December 31, 2008.

For the year ended December 31, 2010, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net loss on derivatives associated with GMAB, GMWB, and GMIB product reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to a decrease in Japan interest rates, an increase in Japan currency volatility and a decrease in Japan equity markets.

- The net loss associated with the macro hedge program is primarily due to a higher equity market valuation, time decay, and lower implied market volatility, partially offset by gains due to the strengthening of the Japanese yen.

- The net gain on the Japanese fixed annuity hedging instruments is primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar.

- The net gain related to the Japan 3 Win foreign currency swaps is primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar, partially offset by the decrease in U.S. long-term interest rates.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument, primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 "Transactions with Affiliates" for more information on this transaction.

- The net gain associated with credit derivatives that assume credit risk is primarily due to credit spreads tightening.

- The gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of liability model assumption updates during third quarter, lower implied market volatility, and outperformance of the underlying actively managed funds as compared to their respective indices, partially offset by a general decrease in long-term interest rates and rising equity markets.

- The gain on Japan variable annuity hedges was primarily driven by the appreciation of Japanese yen in comparison to the euro.

For the year ended December 31, 2009, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily due to the following:

- The gain related to the net GMWB product, reinsurance, and hedging derivatives was primarily due to liability model assumption updates given favorable trends in policyholder experience, the relative outperformance of the underlying actively managed funds as compared to their respective indices, and the impact of the Company's own credit standing. Additional net gains on GMWB related derivatives include lower implied market volatility and a general increase in long-term interest rates, partially offset by rising equity markets. For more information on the policyholder behavior and liability model assumption updates, refer to Note 3.

- The net gain on derivatives associated with GMAB, GMWB, and GMIB product reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to an increase in interest rates, an increase in the Japan equity markets, a decline in Japan equity market volatility, and liability model assumption updates for credit standing.

- The net loss on the macro hedge program was primarily the result of a higher equity market valuation and the impact of trading activity.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument, primarily offsets the net gain on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 "Transactions with Affiliates" for more information on this transaction.

For the year ended December 31, 2008, the net realized capital loss related to derivatives used in non-qualifying strategies was primarily due to the following:

- The loss related to the net GMWB product, reinsurance, and hedging derivatives was primarily due to liability model assumption updates and market-based hedge ineffectiveness due to extremely volatile capital markets and the relative underperformance of the underlying actively managed funds as compared to their respective indices, partially offset by gains in the fourth quarter related to liability model assumption updates for lapse rates.

- The net loss on derivatives associated with GMAB, GMWB, and GMIB product reinsurance contracts was primarily due to a decrease in Japan equity markets, a decrease in Japan interest rates, an increase in Japan equity market volatility, and the implementation of FAS 157.

In addition, for the year ended December 31, 2008, the Company has incurred losses of $39 on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

Refer to Note 10 for additional disclosures regarding contingent credit related features in derivative agreements.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk of a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include trades ranging from baskets of up to five corporate issuers to standard and customized diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and are typically divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2010 and 2009.

                            AS OF DECEMBER 31, 2010

                                                                 WEIGHTED
                                                                  AVERAGE
                                  NOTIONAL      FAIR             YEARS TO
                                 AMOUNT (2)     VALUE            MATURITY
-------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk             $1,038         $(6)              3 years
  exposure
 Below investment grade risk          151          (6)              3 years
  exposure
Basket credit default swaps
 (4)
 Investment grade risk              2,064          (7)              4 years
  exposure
 Investment grade risk                352         (32)              6 years
  exposure
 Below investment grade risk          667        (334)              4 years
  exposure
Embedded credit derivatives
 Investment grade risk                 25          25               4 years
  exposure
 Below investment grade risk          325         286               6 years
  exposure
                                   ------       -----              --------
                        TOTAL      $4,622        $(74)
                                   ------       -----

                                        UNDERLYING REFERENCED
                                      CREDIT OBLIGATION(S) (1)

                                                          AVERAGE
                                                           CREDIT
                                     TYPE                  RATING
-----------------------------  ---------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk         Corporate Credit/             A+
  exposure                       Foreign Gov.
 Below investment grade risk   Corporate Credit             BB-
  exposure
Basket credit default swaps
 (4)
 Investment grade risk         Corporate Credit             BBB+
  exposure
 Investment grade risk            CMBS Credit                A-
  exposure
 Below investment grade risk   Corporate Credit             BBB+
  exposure
Embedded credit derivatives
 Investment grade risk         Corporate Credit             BBB-
  exposure
 Below investment grade risk   Corporate Credit              BB
  exposure
                               -----------------           ------
                        TOTAL

                                  OFFSETTING
                                   NOTIONAL        OFFSETTING
                                  AMOUNT (3)     FAIR VALUE (3)
-----------------------------  --------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk                $945            $(36)
  exposure
 Below investment grade risk           135             (11)
  exposure
Basket credit default swaps
 (4)
 Investment grade risk               1,155              (7)
  exposure
 Investment grade risk                 352              32
  exposure
 Below investment grade risk
  exposure
Embedded credit derivatives
 Investment grade risk                  --              --
  exposure
 Below investment grade risk            --              --
  exposure
                                    ------            ----
                        TOTAL       $2,587            $(22)
                                    ------            ----

                            AS OF DECEMBER 31, 2009

                                                                WEIGHTED
                                                                 AVERAGE
                                  NOTIONAL      FAIR            YEARS TO
                                 AMOUNT (2)     VALUE           MATURITY
-----------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk               $755          $4             4 years
  exposure
 Below investment grade risk          114          (4)            4 years
  exposure
Basket credit default swaps
 (4)
 Investment grade risk              1,276         (57)            4 years
  exposure
 Investment grade risk                352         (91)            7 years
  exposure
 Below investment grade risk          125         (98)            5 years
  exposure
Credit linked notes
 Investment grade risk                 76          73             2 years
  exposure
                                   ------       -----            --------
                        TOTAL      $2,698       $(173)
                                   ------       -----

                                        UNDERLYING REFERENCED
                                      CREDIT OBLIGATION(S) (1)

                                                          AVERAGE
                                                           CREDIT
                                     TYPE                  RATING
-----------------------------  ---------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk         Corporate Credit/            AA-
  exposure                       Foreign Gov.
 Below investment grade risk   Corporate Credit              B+
  exposure
Basket credit default swaps
 (4)
 Investment grade risk         Corporate Credit             BBB+
  exposure
 Investment grade risk            CMBS Credit                A
  exposure
 Below investment grade risk   Corporate Credit             BBB+
  exposure
Credit linked notes
 Investment grade risk         Corporate Credit             BBB+
  exposure
                               -----------------           ------
                        TOTAL

                                  OFFSETTING
                                   NOTIONAL         OFFSETTING
                                  AMOUNT (3)      FAIR VALUE (3)
-----------------------------  ----------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk                $742             $(43)
  exposure
 Below investment grade risk            75              (11)
  exposure
Basket credit default swaps
 (4)
 Investment grade risk                 626              (11)
  exposure
 Investment grade risk                 352               91
  exposure
 Below investment grade risk            --               --
  exposure
Credit linked notes
 Investment grade risk                  --               --
  exposure
                                    ------             ----
                        TOTAL       $1,795              $26
                                    ------             ----

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

(4) Includes $2.6 billion and $1.6 billion as of December 31, 2010 and 2009, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. Also includes $467 and $175 as of December 31, 2010 and 2009, respectively, of customized diversified portfolios of corporate issuers referenced through credit default swaps.

COLLATERAL ARRANGEMENTS

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2010 and 2009, collateral pledged having a fair value of $544 and $667, respectively, was included in fixed maturities, AFS, in the Consolidated Balance Sheets.

The following table presents the classification and carrying amount of loaned securities and derivative instruments collateral pledged.

                                   DECEMBER 31, 2010         DECEMBER 31, 2009
----------------------------------------------------------------------------------
Fixed maturities, AFS                      $544                      $712
Short-term investments                       --                        14
                                         ------                    ------
      TOTAL COLLATERAL PLEDGED             $544                      $726
                                         ------                    ------

As of December 31, 2010 and 2009, the Company had accepted collateral with a fair value of $1.4 billion and $906, respectively, of which $1.1 billion and $833, respectively, was derivative cash collateral which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with a corresponding liability recorded. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty. As of December 31, 2010 and 2009, noncash collateral accepted was held in separate custodial accounts and were not included in the Company's Consolidated Balance Sheets.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2010 and 2009, the fair value of securities on deposit was approximately $14.

5. REINSURANCE

ACCOUNTING POLICY

The Company cedes a share of the risks it has underwritten to other insurance companies through reinsurance treaties in order to limit its maximum losses and to diversify its exposures and provide surplus relief. Such transfers do not relieve the Company of its primary liability under policies it wrote and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in reinsurance pools and associations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions have been met.

Premiums and benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums, ceded to reinsurers applicable to the unexpired terms of the reinsurance contracts. Reinsurance recoverables include balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by The Company. As of December 31, 2010 and 2009, there were no reinsurance-related concentrations of credit risk greater than 10% of the Company's stockholders' equity. As of December 31, 2010, 2009, and 2008 the Company's policy for the largest amount retained on any one life by the Life Insurance segment was $10.

RESULTS

Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits, were $324, $450, and $465 for the years ended December 31, 2010, 2009, and 2008, respectively. The Company reinsures 31% of GMDB, as well as a portion of GMWB, on contracts issued prior to July 2007, offered in connection with its variable annuity contracts. The Company maintains reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $129, $178, and $148 in 2010, 2009, and 2008, respectively, and accident and health premium of $205, $232, and $236, respectively, to HLA. Effective October 1, 2009, HLAI entered into a modified coinsurance and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and WRR will reinsure 100% of the in-force and prospective variable annuities and riders written or reinsured by HLAI. Under this transaction, the Company ceded $56 and $62 in 2010 and 2009, respectively. Refer to Note 16, Transactions with Affiliates for further information.

Net fee income, earned premiums and other were comprised of the following:

                                        FOR THE YEARS ENDED DECEMBER 31,
                                       2010           2009           2008
--------------------------------------------------------------------------------
Gross fee income, earned premiums
 and other                             $4,756         $4,890         $5,741
Reinsurance assumed                        69             70             48
Reinsurance ceded                        (759)          (860)          (682)
                                     --------       --------       --------
NET FEE INCOME, EARNED PREMIUMS AND
                              OTHER    $4,066         $4,100         $5,107
                                     --------       --------       --------

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

ACCOUNTING POLICY

The Company capitalizes acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance contracts. The Company's deferred policy acquisition cost ("DAC") asset, which includes the present value of future profits, related to most universal life-type contracts (including variable annuities) is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets, such as, sales inducement assets ("SIA") and unearned revenue reserves ("URR"). Components of EGPs are used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, guaranteed minimum income and universal life secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; surrender and lapse rates; interest margin; mortality; and hedging costs.

Prior to the second quarter of 2009, the Company determined EGPs using the mean derived from stochastic scenarios that had been calibrated to the estimated separate account return. The Company also completed a comprehensive assumption study, in the third quarter of each year and revised best estimate assumptions used to estimate future gross profits when the EGPs in the Company's models fell outside of an independently determined reasonable range of EGPs. The Company also considered, on a quarterly basis, other qualitative factors such as product, regulatory and policyholder behavior trends and would also revise EGPs if those trends were expected to be significant.

Beginning with the second quarter of 2009, the Company now determines EGPs from a single deterministic reversion to mean ("RTM") separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter and through a consideration of recent market returns, the Company will "unlock" or adjust projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps or floors. This DAC Unlock, for future separate account returns, is determined each quarter.

In the third quarter of each year, the Company completes a comprehensive non-market related policyholder behavior assumption study and incorporates the results of those studies into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and periodically revises its policyholder assumptions as credible emerging data indicates that changes are warranted. Upon completion of an assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, SIA and URR amortization models, as well as the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including: the update of current account values; the use of the RTM estimation technique; or policyholder behavior assumptions, are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, URR and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

An Unlock revises EGPs to reflect current best estimate assumptions. The Company must also test the aggregate recoverability of DAC and SIA by comparing the existing DAC and SIA balance to the present value of future EGPs.

Effective October 1, 2009, HLAI entered into a modified coinsurance and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and WRR will reinsure 100% of the in-force and prospective variable annuities and associated GMDB and GMWB riders written or reinsured by HLAI. This transaction resulted in a DAC Unlock of $2.0 billion, pre-tax and $1.3 billion, after-tax. See Note 16 Transactions with Affiliates for further information on the transaction.

RESULTS

Changes in the DAC balance are as follows:

                                       2010           2009           2008
--------------------------------------------------------------------------------
BALANCE, JANUARY 1                    $ 5,779        $ 9,944        $ 8,601
Deferred costs                            521            674          1,258
Amortization -- DAC                      (381)          (813)          (499)
Amortization -- Unlock, pre-tax (1)       166         (2,905)        (1,111)
Amortization -- DAC from
 Discontinued operations                  (17)           (11)           (10)
Adjustments to unrealized gains and
 losses on securities
 available-for-sale and other (2)      (1,120)        (1,080)         1,747
Effect of currency translation            (10)            24            (42)
Cumulative effect of accounting
 change, pre-tax (3)                       11            (54)            --
                                     --------       --------       --------
BALANCE, DECEMBER 31                   $4,949         $5,779         $9,944
                                     --------       --------       --------

(1) The most significant contributors to the Unlock benefit recorded during the twelve months ended December 31, 2010 were actual separate account returns being above our aggregated estimated return and the impacts of assumption updates.

     The most significant contributors to the Unlock amount recorded during the twelve months ended December 31, 2009 were $2.0 billion related to reinsurance of a block of in-force and prospective U.S. variable annuities and the associated GMDB and GMWB riders with an affiliated captive reinsurer, as well as actual separate account returns being significantly below our aggregated estimated return for the first quarter of 2009, partially offset by actual returns being greater than our aggregated estimated return for the period from April 1, 2009 to December 31, 2009. Also included in the unlock was $(49) related to DAC recoverability impairment associated with the decision to suspend sales in the U.K. variable annuity business.

     The most significant contributors to the Unlock amount recorded during the twelve months ended December 31, 2008 were actual separate account returns significantly below our aggregated estimated return. Furthermore, the Company reduced its 20 year projected separate account return assumption from 7.8% to 7.2% in the U.S. Retirement Plans reduced its estimate of future fees as plans met contractual size limits ("breakpoints"), causing a lower fee schedule to apply, and the Company increased its assumption for future deposits by existing plan participants.

(2) The most significant contributor to the adjustments was the effect of declining interest rates, resulting in unrealized gains on securities classified in AOCI. Other includes a $34 decrease as a result of the disposition of DAC from the sale of the Hartford Investments Canada Corporation.

(3) For the year ended December 31, 2010 the effect of adopting new accounting guidance for embedded credit derivatives resulted in a decrease to retained earnings and, as a result, a DAC benefit. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses decreased upon adoption of the new accounting guidance.

     For the year ended December 31, 2009 the effect of adopting new accounting guidance for investments other- than- temporarily impaired resulted in an increase to retained earnings and, as a result, a DAC charge. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses increased upon adoption of the new accounting guidance.

Estimated future net amortization expense of present value of future profits for the succeeding five years is $19, $18, $17, $16, and $16 in 2011, 2012, 2013,
2014, and 2015, respectively.

7. GOODWILL

ACCOUNTING POLICY

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate a triggering event for a potential impairment has occurred. The goodwill impairment test follows a two step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. This allocation is similar to a purchase price allocation performed in purchase accounting. If the carrying amount of the reporting unit's goodwill exceeds the implied goodwill value, an impairment loss shall be recognized in an amount equal to that excess.

Management's determination of the fair value of each reporting unit incorporates multiple inputs including cash flow calculations, price to earnings multiples, the level of The Hartford's share price and assumptions that market participants would make in valuing the reporting unit. Other assumptions include levels of economic capital, future business growth, earnings projections, assets under management and the weighted average cost of capital used for purposes of discounting. Decreases in the amount of economic capital allocated to a reporting unit, decreases in business growth, decreases in earnings projections and increases in the weighted average cost of capital will all cause the reporting unit's fair value to decrease.

RESULTS

The following table shows the Company's carrying amount of goodwill allocated to reporting segments as of December 31, 2010 and December 31, 2009.

                                        DECEMBER 31, 2010
                                           ACCUMULATED           CARRYING
                         GROSS             IMPAIRMENTS            VALUE
----------------------------------------------------------------------------
 Global Annuity            $184                $(184)               $ --
 Life Insurance             224                   --                 224
 Retirement Plans            87                   --                  87
 Mutual Funds               159                   --                 159
                         ------              -------              ------
     TOTAL GOODWILL        $654                $(184)               $470
                         ------              -------              ------

                                        DECEMBER 31, 2009
                                           ACCUMULATED           CARRYING
                         GROSS             IMPAIRMENTS            VALUE
-------------------  -------------------------------------------------------
 Global Annuity            $184                $(184)               $ --
 Life Insurance             224                   --                 224
 Retirement Plans            87                   --                  87
 Mutual Funds               159                   --                 159
                         ------              -------              ------
     TOTAL GOODWILL        $654                $(184)               $470
                         ------              -------              ------

The Company completed its annual goodwill assessment for the individual reporting units as of January 1, 2010, which resulted in no write-downs of goodwill in 2010. The reporting units passed the first step of their annual impairment tests with a significant margin with the exception of the Individual Life reporting unit within Life Insurance. Individual Life completed the second step of the annual goodwill impairment test resulting in an implied goodwill value that was in excess of its carrying value. Even though the fair value of the reporting unit was lower that it's carrying value, the implied level of goodwill in Individual Life exceeded the carrying amount of goodwill. In the implied purchase accounting required by the step two goodwill impairment test, the implied present value of future profits was substantially lower than that of the DAC asset removed in purchase accounting. A higher discount rate was used for calculating the present value of future profits as compared to that used for calculating the present value of estimated gross profits for DAC. As a result, in the implied purchase accounting, implied goodwill exceeded the carrying amount of goodwill.

The Company completed its annual goodwill assessment for the individual reporting units of the Company as of January 1, 2009 and concluded that the fair value of each reporting unit for which goodwill had been allocated was in excess of the respective reporting unit's carrying value (the first step of the goodwill impairment test).

However, as noted above, goodwill is reassessed at an interim date if certain circumstances occur which would cause the entity to conclude that it was more likely than not that the carrying value of one or more of its reporting units would be in excess of the respective reporting unit's fair value. As a result of the continued decline in the equity markets from January 1, 2009, rating agency downgrades, and a decline in The Hartford's share price, the Company concluded, during the first quarter of 2009, that the conditions had been met to warrant an interim goodwill impairment test. In performing step one of the impairment test, the fair value of the Retirement Plans and Mutual Funds reporting units was determined to be in excess of their carrying value. For the Individual Life reporting unit within Life Insurance, the fair value was not in excess of the carrying value and the step two impairment analysis was required to be performed. The fair value in step two of the goodwill impairment analysis for the Individual Life reporting unit was determined to be in excess of its carrying value.

The Company's interim goodwill impairment test performed in connection with the preparation of its year end 2008 financial statements resulted in a pre-tax impairment charge of $184 in the U.S. Individual Annuity reporting unit within Global Annuity. The impairment charge taken in 2008 was primarily due to the Company's estimate of the U.S. Individual Annuity reporting unit's fair value falling significantly below its book value. The fair value of this reporting unit declined as the statutory and capital risks associated with the death and living benefit guarantees sold with products offered by this reporting unit increased. These concerns had a comparable impact on The Hartford's share price. The determination of fair value for the U.S Individual Annuity reporting unit incorporated multiple inputs including discounted cash flow calculations, market participant assumptions and The Hartford's share price.

8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

ACCOUNTING POLICY

The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.

Certain contracts classified as universal life-type include death and other insurance benefit features including GMDB offered with variable annuity contracts, or secondary guarantee benefits offered with universal life ("UL") insurance contracts. GMDBs have been written in various forms as described in this note. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. These death and other insurance benefit features require an additional liability be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

Consistent with the Company's policy on DAC Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the DAC Unlock, see Note 6 Deferred Policy Acquisition Costs and Present Value of Future Benefits.

The Company reinsures the GMDBs associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate. The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected assessments. The additional death and other insurance benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

RESULTS

Changes in the gross GMDB and UL secondary guarantee benefits are as follows:

                                                                 UL SECONDARY
                                                 GMDB             GUARANTEES
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2010         $ 1,304               $ 76
Incurred                                            286                 39
Paid                                               (350)                --
Unlock                                             (125)                (2)
                                               --------             ------
LIABILITY BALANCE AS OF DECEMBER 31, 2010        $1,115               $113
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF JANUARY
 1, 2010                                          $ 802               $ 22
Incurred                                            125                  8
Paid                                               (177)                --
Unlock                                              (64)                --
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER
 31, 2010                                          $686                $30
                                               --------             ------

                                                                 UL SECONDARY
                                                 GMDB             GUARANTEES
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2009           $ 882              $ 40
Incurred                                            378                41
Unlock                                              547                (5)
Paid                                               (503)               --
                                               --------              ----
LIABILITY BALANCE AS OF DECEMBER 31, 2009        $1,304               $76
                                               --------              ----
REINSURANCE RECOVERABLE ASSET, AS OF JANUARY
 1, 2009                                          $ 595              $ 16
Incurred                                            183                 6
Paid                                               (255)               --
Unlock                                              279                --
                                               --------              ----
REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER
 31, 2009                                          $802               $22
                                               --------              ----

During 2010, 2009 and 2008, there were no gains or losses on transfers of assets from the general account to the separate account.

The following table provides details concerning GMDB and GMIB exposure as of December 31, 2010:

 BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE AT DECEMBER 31, 2010

                                                                              RETAINED
                                            ACCOUNT       NET AMOUNT         NET AMOUNT        WEIGHTED AVERAGE
                                             VALUE          AT RISK           AT RISK            ATTAINED AGE
                                            ("AV")        ("NAR") (9)       ("RNAR") (9)         OF ANNUITANT
------------------------------------------------------------------------------------------------------------------
MAXIMUM ANNIVERSARY VALUE ("MAV") (1)
MAV only                                      $25,546         $5,526              $433                68
 With 5% rollup (2)                             1,752            472                34                68
 With Earnings Protection Benefit Rider
  (EPB) (3)                                     6,524            883                21                64
 With 5% rollup & EPB                             724            157                 6                67
                                          -----------      ---------          --------                --
 Total MAV                                     34,546          7,038               494
Asset Protection Benefit (APB) (4)             27,840          2,703               525                65
Lifetime Income Benefit (LIB) -- Death
 Benefit (5)                                    1,319             88                26                63
Reset (6) (5-7 years)                           3,699            243               126                68
Return of Premium ("ROP") (7) /Other           23,427            674               190                65
                                          -----------      ---------          --------                --
                  SUBTOTAL U.S. GMDB (8)     $ 90,831       $ 10,746           $ 1,361                66
 Less: General Account Value with U.S.
  GMDB                                          6,865
                                          -----------
   SUBTOTAL SEPARATE ACCOUNT LIABILITIES
                               WITH GMDB       83,966
 Separate Account Liabilities without
  U.S. GMDB                                    75,776
                                          -----------
      TOTAL SEPARATE ACCOUNT LIABILITIES     $159,742
                                          -----------
JAPAN GMDB (10), (11)                         $17,911         $4,190              $ --                67
                                          -----------      ---------          --------                --
JAPAN GMIB (10), (11)                         $17,681         $3,916              $ --                67
                                          -----------      ---------          --------                --

(1) MAV: the GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup: the GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

(3) EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract's growth. The contract's growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

(4) APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).

(7)  ROP: the GMDB is the greater of current AV and net premiums paid.

(8) AV includes the contract holder's investment in the separate account and the general account.

(9) NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurances. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

(10) Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The guaranteed remaining balance ("GRB") related to the Japan GMIB was $ 20.9 billion and $19.1 billion as of December 31, 2010 and 2009, respectively. The GRB related to the Japan GMAB and GMWB was $570.0 and $522.2 as of December 31, 2010 and December 31, 2009. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2010, 100% of the AV and 100% of RNAR is reinsured to an affiliate. See Note 16 Transaction with Affiliates for further discussion.

(11) Policies with a guaranteed living benefit (a GMWB in the US or a GMIB in Japan) also have a guaranteed death benefit. The NAR for each benefit is shown, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMWB or GMIB is released. Similarly, when a policy goes into benefit status on a GMWB or GMIB, its GMDB NAR is released.

See Note 3 for a description of the Company's guaranteed living benefits that are accounted for at fair value.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                           DECEMBER 31,         DECEMBER 31,
                                               2010                 2009
--------------------------------------------------------------------------------
ASSET TYPE
Equity securities (including mutual
 funds) (1)                                    $75,601              $75,720
Cash and cash equivalents                        8,365                9,298
                                             ---------            ---------
                                 TOTAL         $83,966              $85,018
                                             ---------            ---------

(1) As of December 31, 2010 and December 31, 2009, approximately 15% and 16%, respectively, of the equity securities above were invested in fixed income securities through these funds and approximately 85% and 84%, respectively, were invested in equity securities.

9. SALES INDUCEMENTS

ACCOUNTING POLICY

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Company's Unlock, the Company unlocked the amortization of the sales inducement asset. See Note 1, for more information concerning the Unlock.

RESULTS

Changes in deferred sales inducement activity were as follows for the year ended December 31:

                                            2010         2009         2008
--------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                $ 194        $ 533        $ 459
Sales inducements deferred                     10           43          137
Unlock                                         (9)        (286)         (43)
Amortization charged to income                  2          (96)         (20)
                                           ------       ------       ------
BALANCE, END OF PERIOD                       $197         $194         $533
                                           ------       ------       ------

10. COMMITMENTS AND CONTINGENCIES

ACCOUNTING POLICY

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its "best estimate," or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the range of losses.

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with investment products and structured settlements. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

Apart from the inherent difficulty of predicting litigation outcomes, particularly those that will be decided by a jury, many of the matters specifically identified below purport to seek substantial damages for unsubstantiated conduct spanning a multi-year period based on novel and complex legal theories and damages models. The alleged damages typically are not quantified or factually supported in the complaint, and, in any event, the Company's experience shows that demands for damages often bear little relation to a reasonable estimate of potential loss. Most are in the earliest stages of litigation, with few or no substantive legal decisions by the court defining the scope of the claims, the class (if any), or the potentially available damages. In many, the Company has not yet answered the complaint or asserted its defenses, and fact discovery is still in progress or has not yet begun. Accordingly, unless otherwise specified below, management cannot reasonably estimate the possible loss or range of loss, if any, or predict the timing of the eventual resolution of these matters.

10. COMMITMENTS AND CONTINGENCIES

MUTUAL FUND FEES LITIGATION - In October 2010, a derivative action was brought on behalf of six Hartford retail mutual funds in the United States District Court for the District of Delaware, alleging that Hartford Investment Financial Services, LLC received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the Investment Company Act of 1940. Plaintiff seeks to rescind the investment management agreements and distribution plans between the Company and the six mutual funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation the Company received. The Company disputes the allegations and has moved to dismiss the complaint.

STRUCTURED SETTLEMENT CLASS ACTION LITIGATION - In October 2005, a putative nationwide class action was filed in the United States District Court for the District of Connecticut against the Company and several of its subsidiaries on behalf of persons who had asserted claims against an insured of a Hartford property & casualty insurance company that resulted in a settlement in which some or all of the settlement amount was structured to afford a schedule of future payments of specified amounts funded by an annuity from the Company ("Structured Settlements"). The operative complaint alleged that since 1997 the Company deprived the settling claimants of the value of their damages recoveries by secretly deducting 15% of the annuity premium of every Structured Settlement to cover brokers' commissions, other fees and costs, taxes, and a profit for the annuity provider, and asserted claims under the Racketeer Influenced and Corrupt Organizations Act ("RICO") and state law. The district court certified a class for the RICO and fraud claims in March 2009, and the Company's petition to the United States Court of Appeals for the Second Circuit for permission to file an interlocutory appeal of the class-certification ruling was denied in October 2009. In April 2010, the parties reached an agreement in principle to settle on a nationwide class basis, under which the Company would pay $54 in exchange for a full release and dismissal of the litigation. The $54 was accrued in the first quarter of 2010. The settlement received final court approval in September 2010 and was paid in the third quarter of 2010.

DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings of the individual legal entity that entered into the derivative agreement as set by nationally recognized statistical rating agencies. If the legal entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2010, is $254. Of this $254, the legal entities have posted collateral of $284 in the normal course of business. Based on derivative market values as of December 31, 2010, a downgrade of one level below the current financial strength ratings by either Moody's or S&P would not require additional collateral to be posted. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we may be required to post is primarily in the form of U.S. Treasury bills and U.S. Treasury notes.

LEASE COMMITMENTS

The rent paid to Hartford Fire for operating leases was $15, $25 and $14 for the years ended December 31, 2010, 2009 and 2008, respectively. Future minimum lease commitments are as follows:

2011                                                                         $13
2012                                                                           9
2013                                                                           6
2014                                                                           3
2015                                                                          --
Thereafter                                                                    --
                                                                            ----
                                                                     TOTAL   $31
                                                                            ----

UNFUNDED COMMITMENTS

As of December 31, 2010, the Company has outstanding commitments totaling $891, of which $491 is committed to fund mortgage loans, largely commercial whole loans expected to fund in the first half of 2011. Additionally, $354 is committed to fund limited partnerships and other alternative investments, which may be called by the partnership during the commitment period (on average two to five years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining outstanding commitments are primarily related to various funding obligations associated with mortgage loans and private placement securities. These have a commitment period of one month to three years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Statement of Position No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2010 and 2009, the liability balance was $7 and $7, respectively. As of December 31, 2010 and 2009, $9 and $10, respectively, related to premium tax offsets were included in other assets.

11. INCOME TAX

ACCOUNTING POLICY

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

RESULTS

Income tax expense (benefit) is as follows:

                                                                               FOR THE YEARS ENDED DECEMBER 31,
                                                                   2010                    2009                      2008
---------------------------------------------------------------------------------------------------------------------------------
INCOME TAX EXPENSE (BENEFIT)
 Current -- U.S. Federal                                             $49                      $300                     $(682)
    -- International                                                   5                        --                        --
                                                                  ------                 ---------                 ---------
                                              TOTAL CURRENT           54                       300                      (682)
                                                                  ------                 ---------                 ---------
 Deferred -- U.S. Federal Excluding NOL Carryforward                 175                    (2,387)                     (779)
     -- Net Operating Loss Carryforward                               (1)                      688                      (719)
                                                                  ------                 ---------                 ---------
                                             TOTAL DEFERRED          174                    (1,699)                   (1,498)
                                                                  ------                 ---------                 ---------
                         TOTAL INCOME TAX EXPENSE (BENEFIT)         $228                   $(1,399)                  $(2,180)
                                                                  ------                 ---------                 ---------

Deferred tax assets (liabilities) include the following as of December 31:

                                                    2010            2009
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition costs            $531            $596
Net unrealized loss on investments                       --           1,258
Investment-related items                              2,140           1,637
NOL Carryover                                            83              80
Minimum tax credit                                      542             514
Capital Loss Carryforward                                --             256
Foreign tax credit carryovers                            --              50
Depreciable & Amortizable assets                         48              59
Other                                                     1              35
                                                  ---------       ---------
                       TOTAL DEFERRED TAX ASSETS      3,345           4,485
                             VALUATION ALLOWANCE       (139)            (80)
                                                  ---------       ---------
                         NET DEFERRED TAX ASSETS      3,206           4,405
                                                  ---------       ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition
 costs and reserves                                  (1,000)         (1,302)
Net unrealized loss on investments                       (5)             --
Employee benefits                                       (33)            (37)
Other                                                   (30)             --
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (1,068)         (1,339)
                                                  ---------       ---------
                        TOTAL DEFERRED TAX ASSET     $2,138          $3,066
                                                  ---------       ---------

As of December 31, 2010 and 2009, the deferred tax asset included the expected tax benefit attributable to foreign net operating losses of $310 and $290, which have no expiration.

If the Company were to follow a "separate entity" approach, it would have to record no additional valuation allowance as of December 31, 2010 and $387 related to realized capital losses as of December 31, 2009. In addition, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $0, $65 and $500 for 2010, 2009 and 2008, respectively.

The Company has recorded a deferred tax asset valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized. The deferred tax asset valuation allowance was $139 as of December 31, 2010 and $80 as of December 31, 2009. The increase in the valuation allowance during 2010 was triggered by the recognition of additional realized losses on investment securities which were incurred in the first quarter. In assessing the need for a valuation allowance, The Hartford's management considered future reversals of existing taxable temporary differences, future taxable income exclusive of reversing temporary differences and carryforwards, and taxable income in prior carryback years, as well as tax planning strategies that include holding a portion of debt securities with market value losses until recovery, selling appreciated securities to offset capital losses, business considerations, such as asset-liability matching, and the sales of certain corporate assets, including a subsidiary. Such tax planning strategies are viewed by The Hartford's management as prudent and feasible and will be implemented if necessary to realize the deferred tax asset. Future economic conditions and debt-market volatility can adversely impact The Hartford's tax planning strategies and in particular The Hartford's ability to utilize tax benefits on previously recognized realized capital losses.

The Company had a current income tax receivable of $258 as of December 31, 2010 and a current tax payable of $15 as of December 31, 2009.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2007. The IRS examination of the years 2007 - 2009 commenced during 2010 and is expected to conclude by the end of 2012. In addition, the Company is working with the IRS on a possible settlement of a DRD issue related to prior periods which, if settled, may result in the booking of tax benefits. Such benefits are not expected to be material to the statement of operations. The Company does not anticipate that any of these items will result in a significant change in the balance of unrecognized tax benefits within 12 months. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                               FOR THE YEARS ENDED DECEMBER 31,
                                                                   2010                    2009                      2008
---------------------------------------------------------------------------------------------------------------------------------
Tax provision at the U.S. federal statutory rate                    $329                   $(1,243)                  $(2,005)
Dividends received deduction                                        (145)                     (181)                     (176)
Penalties                                                             --                        --                        --
Foreign related investments                                            3                        28                         3
Valuation Allowance                                                   58                        31                        31
Other                                                                (17)                      (34)                      (33)
                                                                  ------                 ---------                 ---------
                                                      TOTAL         $228                   $(1,399)                  $(2,180)
                                                                  ------                 ---------                 ---------

12. DEBT

CONSUMER NOTES

In 2008, the Company made the decision to discontinue future issuances of consumer notes; this decision does not impact consumer notes currently outstanding. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain Consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company's exposure to market risks in accordance with Company policy.

As of December 31, 2010, these consumer notes have interest rates ranging from 4% to 6% for fixed notes and, for variable notes, based on December 31, 2010 rates, either consumer price index plus 80 to 260 basis points, or indexed to the S&P 500, Dow Jones Industrials, foreign currency, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $62 in 2011, $155 in 2012, $78 in 2013, $17 in 2014 and $70 thereafter. For 2010, 2009 and 2008, interest credited to holders of consumer notes was $25, $51 and $59, respectively.

13. STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income amounts for the years ended December 31, 2009 and 2008, and the statutory capital and surplus amounts as of December 31, 2009 and 2008 in the table below are based on actual statutory filings with the applicable regulatory authorities. The statutory net income amounts for the year ended December 31, 2010 the statutory capital and surplus amounts as of December 31, 2010 are estimates, as the respective 2010 statutory filings have not yet been made.

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                     2010                    2009                     2008
---------------------------------------------------------------------------------------------------------------------------------
Combined statutory net income (loss)                                   $208                  $1,866                  $(4,512)
                                                                    -------                 -------                 --------
Statutory capital and surplus                                        $5,832                  $5,365                   $4,073
                                                                    -------                 -------                 --------

Statutory accounting practices do not consolidate the net income of subsidiaries as performed under U.S. GAAP. Therefore, the combined statutory net income
(loss) above presents the total statutory net income of the Company and its other insurance subsidiaries to present a comparable statutory net income
(loss). The Company received approval from with the Connecticut Insurance Department regarding the use of two permitted practices in its statutory financial statements and those of its Connecticut-domiciled life insurance subsidiaries as of December 31, 2008. The first permitted practice related to the statutory accounting for deferred income taxes. Specifically, this permitted practice modified the accounting for deferred income taxes prescribed by the NAIC by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice could not be considered by the Company when determining surplus available for dividends. The second permitted practice related to the statutory reserving requirements for variable annuities with guaranteed living benefit riders. Actuarial guidelines prescribed by the NAIC required a stand-alone asset adequacy analysis reflecting only benefits, expenses and charges that are associated with the riders for variable annuities with guaranteed living benefits. The permitted practice allowed for all benefits, expenses and charges associated with the variable annuity contract to be reflected in the stand-alone asset adequacy test. These permitted practices resulted in an increase to the Company's estimated statutory surplus of $956 as of December 31, 2008. The effects of these permitted practices are included in the 2008 amounts in the table above.

In December 2009, the NAIC issued Statement of Statutory Accounting Principles ("SSAP") No. 10R, Income Taxes - Revised, A Temporary Replacement of SSAP No.
10. SSAP No. 10R was updated in September 2010 and is effective for annual periods December 31, 2009 and interim and annual periods of 2010 and 2011. SSAP No. 10R increases the realization period for deferred tax assets from one year to three years and increases the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus.

DIVIDENDS

Dividends to the Company from its insurance subsidiaries are restricted, as is the ability of the Company to pay dividends to its parent company. Future dividend decisions will be based on, and affected by, a number of factors, including the operating results and financial requirements of the Company on a stand-alone basis and the impact of regulatory restrictions.

The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which the Company's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends.

The Company's subsidiaries are permitted to pay up to a maximum of approximately $815 in dividends in 2011 without prior approval from the applicable insurance commissioner. In 2010, the Company received dividends of $72 from its subsidiaries. With respect to dividends to its parent, the Company's dividend limitation under the holding company laws of Connecticut is $676 in 2011. However, because the Company's earned surplus is negative as of December 31, 2010, the Company will not be permitted to pay any dividends to its parent in 2011 without prior approval from the Connecticut Insurance Commissioner. In 2010, the Company did not pay dividends to its parent company.

14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

The Company is included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $43, $32 and $24 for the years ended December 31, 2010, 2009 and 2008, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by The Hartford. In 2004, The Hartford began allocating a percentage of base salary to the Plan for eligible employees. In 2010, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The cost to Hartford Life Insurance Company for this plan was approximately $13, $13 and $10 for the years ended December 31, 2010, 2009 and 2008, respectively.

15. STOCK COMPENSATION PLANS

The Hartford has three primary stock-based compensation plans. The Company is included in these plans and has been allocated compensation expense of $32, $25 and $18 for the years ended December 31, 2010, 2009 and 2008, respectively. The Company's income tax benefit recognized for stock-based compensation plans was $11, $7 and $5 for the years ended December 31, 2010, 2009 and 2008, respectively. The Company did not capitalize any cost of stock-based compensation.

16. TRANSACTIONS WITH AFFILIATES

PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2010, 2009 and 2008, the Company had $53, $50 and $49 of reserves for claim annuities purchased by affiliated entities. For the year ended December 31, 2010, 2009, and 2008, the Company recorded earned premiums of $18, $285, and $461 for these intercompany claim annuities. In the fourth quarter of 2008, the Company issued a payout annuity to an affiliate for $2.2 billion of consideration. The Company will pay the benefits associated with this payout annuity over 12 years.

Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

REINSURANCE ASSUMED FROM AFFILIATES

Prior to June 1, 2009, Hartford Life Insurance Company sold fixed market value adjusted ("MVA") annuity products to customers in Japan. The yen based MVA product was written by the HLIKK, a wholly owned Japanese subsidiary of Hartford Life, Inc., and subsequently reinsured to the Company. As of December 31, 2010 and 2009, $2.7 billion and $2.6 billion, respectively, of the account value had been assumed by the Company.

A subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI"), entered into a reinsurance agreement with HLIKK. Through this agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders and the GMDB riders on covered contracts that have an associated GMIB rider issued by HLIKK on its variable annuity business. The reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005. This agreement contains a tiered reinsurance premium structure. While the form of the agreement between HLAI and HLIKK for GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of GMIB liability at December 31, 2010, 2009 and 2008 is $2.6 billion, $1.4 billion and $2.6 billion, respectively.

In addition to this agreement, HLAI has two additional reinsurance agreements with HLIKK, one to assume 100% of the GMAB, GMIB and GMDB riders issued by HLIKK on certain of its variable annuity business. The second agreement is for HLAI to assume 100% of the in-force and prospective GMWB riders issued by HLIKK on certain variable annuity business. The GMAB, GMIB and GMWB reinsurance is accounted for as freestanding derivatives at fair value. The fair value of the GMAB was a liability of $1, $1, $1 and GMWB was a liability of $21, $13, $34 at December 31, 2010, 2009 and 2008, respectively. The Reinsurance Agreement for GMDB business is accounted for as a Death Benefit and Other Insurance

Benefit Reserves which is not reported at fair value. The liability for the assumed GMDB reinsurance was $54, $52, $14 and net amount at risk for the assumed GMDB reinsurance was $4.1 billion, $2.7 billion, $4.3 billion at December 31, 2010, 2009 and 2008, respectively.

Effective November 1, 2010, HLAI entered into a reinsurance agreement with Hartford Life Limited Ireland, ("HLL"), a wholly owned UK subsidiary of HLAI. Through this agreement, HLL agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force GMWB and GMDB riders issued by HLL on its variable annuity business. While the form of the agreement between HLAI and HLL for GMWB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for GMWB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of GMWB liability at December 31, 2010 is $21.

REINSURANCE CEDED TO AFFILIATES

Effective October 1, 2009, and amended on November 1, 2010, HLAI entered into a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and WRR will reinsure 100% of the in-force and prospective variable annuities and riders written or reinsured by HLAI summarized below:

-   Direct written variable annuities and the associated GMDB and GMWB riders.

- Variable annuity contract rider benefits written by HLIKK, which are reinsured to HLAI.

- Annuity contracts and riders written by Union Security Insurance Company, which are reinsured to HLAI.

- Variable annuity contract rider benefits written by HLL, which are reinsured to HLAI as of November 1, 2010

- Annuitizations of, and certain other settlement options offered under, deferred annuity contracts.

Under modco, the assets and the liabilities associated with the reinsured business will remain on the consolidated balance sheet of HLIC in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business. These modco adjustments are recorded as an adjustment to operating expenses.

For the year ended December 31, 2010 the impact of this transaction was an increase to earnings of $570 after-tax. Included in this amount are net realized capital gains of $546, which represents the change in valuation of the derivative, associated with this transaction. In addition, the balance sheet of the Company reflects a modco reinsurance (payable)/recoverable, a deposit liability as well as a net reinsurance recoverable that is comprised of an embedded derivative. The balance of the modco reinsurance (payable)/recoverable, deposit liability and net reinsurance recoverable were $(864), $78, $1.7 billion and $182, $600, and $761 at December 31, 2010 and December 31, 2009,
respectively.

At inception of the contract, HLIC recognized in net income the unlock of the unearned revenue reserve, sales inducement asset and deferred policy acquisition costs related to the direct U.S. variable annuity business of HLAI as well as the impact of remitting the premiums and reserves to WRR. The following table illustrates the transaction's impact on the Company's Statement of Operations as of December 31, 2010 and 2009, respectively.

                                                     2010         2009 (1)
--------------------------------------------------------------------------------
Fee income and other                                   $ --             $84
Earned premiums                                         (56)            (62)
Net realized gains (losses)                             546            (629)
                                                    -------       ---------
                                    TOTAL REVENUES      490            (607)
Benefits, losses and loss adjustment expenses           (40)            (51)
Amortization of deferred policy acquisition costs        --           1,883
 and present value of future profits
Insurance operating costs and other expenses           (348)             (9)
                                                    -------       ---------
                                    TOTAL EXPENSES     (388)          1,823
INCOME (LOSS) BEFORE INCOME TAXES                       878          (2,430)
Income tax expense (benefit)                            308            (851)
                                                    -------       ---------
                                 NET INCOME (LOSS)     $570         $(1,579)
                                                    -------       ---------

(1) At inception of the contract, HLIC recognized in net income the unlock of the unearned revenue reserve, sales inducement asset and deferred policy acquisition costs related to the direct U.S. variable annuity business of HLAI as well as the impact of remitting the premiums and reserves to WRR. 2009 figures illustrate the transaction's impact at inception on the Company's Statement of Operations and the fourth quarter of 2009 activity.

Effective November 1, 2007, HLAI, a subsidiary insurance company ("Ceding Company"), entered into a modco agreement with funds withheld with an affiliate captive reinsurer, Champlain Life Reinsurance Company ("Reinsurer") to provide statutory surplus relief for certain life insurance policies. The Agreement is accounted for as a financing transaction for U.S. GAAP. A standby unaffiliated third party Letter of Credit supports a portion of the statutory reserves that have been ceded to the Reinsurer.

17. RESTRUCTURING, SEVERANCE AND OTHER COSTS

During the year ended December 31, 2009, the Company completed a review of several strategic alternatives with a goal of preserving capital, reducing risk and stabilizing its ratings. These alternatives included the potential restructuring, discontinuation or disposition of various business lines. Following that review, the Company announced that it would suspend all new sales in its European operations and suspend sales of certain IIP business. The Company has also executed on plans to change the management structure of the organization and reorganized the nature and focus of certain of the Company's operations. These plans resulted in termination benefits to current employees, costs to terminate leases and other contracts and asset impairment charges. The Company completed these restructuring activities and executed final payment during the year ended December 31, 2010.

The following pre-tax charges were incurred during the year-ended December 31, 2009 in connection with the restructuring initiatives previously announced:

Severance benefits                                                           $19
Asset impairment charges                                                      26
Other contract termination charges                                             5
                                                                            ----
TOTAL RESTRUCTURING, SEVERANCE AND OTHER COSTS FOR THE YEAR ENDED DECEMBER
                                                                  31, 2009   $50
                                                                            ----

The amounts incurred during the year ended December 31, 2009 were recorded in Insurance operating costs and other expenses within the Company's Other category. There were no restructuring or severance costs incurred in 2010.

18. SALE OF JOINT VENTURE

SALE OF JOINT VENTURE INTEREST IN ICATU HARTFORD SEGUROS, S.A.

On November 23, 2009, the Company entered into a Share Purchase Agreement to sell its joint venture interest in ICATU Hartford Seguros, S.A. ("IHS"), its Brazilian insurance operation, to its partner, ICATU Holding S.A., for $135. The transaction closed in 2010, and the Company received cash proceeds of $130, which was net of capital gains tax withheld of $5. The investment in IHS was reported as an equity method investment in Other assets. As a result of the Share Purchase Agreement, the Company recorded in 2009, an asset impairment charge, net of unrealized capital gains and foreign currency translation adjustments, in net realized capital losses of $44, after-tax.

19. DISCONTINUED OPERATIONS

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company recognized a net realized capital gain of $41, after-tax, on the sale of HICC and a net realized capital loss of $4, after-tax, on the sale of HAIL. HICC was previously included in the Mutual Funds reporting segment and HAIL was included in the Global Annuity reporting segment. The Company does not expect these sales to have a material impact on the Company's future earnings.

The following table presents the combined amounts related to the operations of HICC and HAIL, which have been reflected as discontinued operations in the Consolidated Statements of Operations.

                                    FOR THE YEARS ENDED DECEMBER 31,
                             2010                 2009                 2008
--------------------------------------------------------------------------------
REVENUES
Fee income and other          $36                  $29                  $32
Net realized capital
 losses                        --                   (1)                  --
                             ----                 ----                 ----
        TOTAL REVENUES         36                   28                   32
BENEFITS, LOSSES AND
 EXPENSES
Insurance operating
 and other expenses            28                   24                   29
Amortization of
 deferred policy
 acquisition costs and
 present value of
 future profits                17                   11                   10
                             ----                 ----                 ----
TOTAL BENEFITS, LOSSES
          AND EXPENSES         45                   35                   39
    LOSS BEFORE INCOME
                 TAXES         (9)                  (7)                  (7)
Income tax benefit             (3)                  (2)                  (2)
                             ----                 ----                 ----
  LOSS FROM OPERATIONS
       OF DISCONTINUED
    OPERATIONS, NET OF
                   TAX         (6)                  (5)                  (5)
Net realized capital
 gain on disposal, net
 of tax                        37                   --                   --
                             ----                 ----                 ----
    INCOME (LOSS) FROM
          DISCONTINUED
    OPERATIONS, NET OF
                   TAX        $31                  $(5)                 $(5)
                             ----                 ----                 ----

20. QUARTERLY RESULTS FOR 2010 AND 2009 (UNAUDITED)

                                                                 THREE MONTHS ENDED
                                          MARCH 31,                   JUNE 30,                  SEPTEMBER 30,
                                     2010          2009          2010          2009          2010          2009
-----------------------------------------------------------------------------------------------------------------
Total revenues                       $1,247        $3,143        $2,204        $1,709        $1,229          $384
Total benefits, losses and
 expenses                            $1,237        $3,514        $2,393        $1,399          $689        $1,544
Income (loss) from continuing
 operations, net of tax                 $(7)        $(200)         $(84)         $215          $379         $(714)
Income (loss) from
 discontinued operations, net
 of tax                                 $(1)          $(8)          $(1)           $2           $(3)           $4
Net income (loss)                       $(8)        $(208)         $(85)         $217          $376         $(710)
Less: Net income (loss)
 attributable to the
 noncontrolling interest                 $1            $5            $3            $1            $2            $3
Net income (loss)
 attributable to Hartford
 Life Insurance Company                 $(9)        $(213)         $(88)         $216          $374         $(713)
                                    -------       -------       -------       -------       -------       -------

                                   THREE MONTHS ENDED
                                         DECEMBER 31,
                                     2010           2009
-----------------------------  --------------------------------
Total revenues                       $1,301           $836
Total benefits, losses and
 expenses                              $713         $3,156
Income (loss) from continuing
 operations, net of tax                $433        $(1,443)
Income (loss) from
 discontinued operations, net
 of tax                                 $36            $(3)
Net income (loss)                      $469        $(1,446)
Less: Net income (loss)
 attributable to the
 noncontrolling interest                 $2             $1
Net income (loss)
 attributable to Hartford
 Life Insurance Company                $467        $(1,447)
                                    -------       --------

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life Insurance
              Company ("Hartford") authorizing the establishment of the Separate
              Account.(1)
       (2)    Not applicable.
       (3)    (a) Amended and Restated Principal Underwriter Agreement.(2)
       (3)    (b) Form of Dealer Agreement.(3)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(4)
       (5)    Form of Application.(4)
       (6)    (a) Certificates of Incorporation of Hartford.(2)
       (6)    (b) By-Laws of the Hartford.(2)
       (7)    Form of Reinsurance Agreement.(2)
       (8)    (a) Form of Participation Agreement.(5)
              (b) Guarantee Agreement, between Hartford Fire Insurance Company and Hartford Life and Accident Insurance Company and its wholly owned subsidiary, Hartford Life Insurance Company, dated as of January 1, 1990.(6)
              (c) Guarantee between Hartford Life Insurance Company and ITT
                  Hartford International Life Reassurance Corporation, dated August 29, 1994 and effective as of May 1, 1993.(6)
              (d) Guarantee Agreement, between Hartford Life Insurance Company and ITT Comprehensive Employee Benefit Service Company, its wholly owned subsidiary, dated as of April 1, 1997.(6)
              (e) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(6)
              (f) Capital Maintenance Agreement by and between Hartford Life
                  Insurance Company and Hartford Life, Inc. dated March 12, 2001.(6)
       (9)    Opinion and Consent of Richard J. Wirth, Assistant General
              Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   No financial Statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 033-80738, filed on April 26, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-148564, filed on February 9, 2009.

(3) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 033-73570, filed on May 1, 1996.

(4) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101923, filed on April 7, 2003.

(5) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-119414, filed April 9, 2007.

(6) Incorporated by reference to Post-Effective Amendment No. 10, to the Registration Statement on Form N-4, File No. 333-148564, filed on May 3, 2010.

ITEM 25  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson                   Vice President
Ricardo Anzaldua                    Assistant Secretary, Senior Vice President
Robert Arena                        Executive Vice President
Thomas S. Barnes                    Vice President
Thomas E. Bartell                   Vice President
David G. Bedard                     Chief Financial Officer, Senior Vice President, Director*
Beth A. Bombara                     Chief Accounting Officer
John B. Brady                       Actuary, Vice President
Kathleen M. Bromage                 Senior Vice President
Christopher S. Brown                Vice President
David A. Bulin                      Vice President
Thomas A. Campbell                  Actuary, Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Jennifer Centrone                   Vice President
Karen Chamberlain                   Vice President
Michael R. Chesman                  Senior Vice President
Shaun C. Clasby                     Vice President
Jared A. Collins                    Vice President
Jean A. Conaty                      Vice President
Ellen Conway                        Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Raymond E. DiDonna                  Vice President
Roberto Ecker                       Vice President
Joseph G. Eck                       Vice President
George Eknaian                      Chief Actuary, Senior Vice President
Mark A. Esposito                    Senior Vice President
Tamara L. Fagely                    Vice President
Richard D. Fergesen                 Vice President
Michael Fish                        Actuary, Vice President
Bradford J. Galiney                 Vice President
John W. Gallant                     Vice President
Ronald R. Gendreau                  Executive Vice President
John Glooch                         Vice President
Andrew S. Golfin, Jr.               Vice President
Christopher Graham                  Vice President
Christopher M. Grinnell             Vice President
Richard Guerrini                    Vice President
Christopher J. Hanlon               Senior Vice President
James M. Hedreen                    Actuary, Vice President
Ronald P. Herrmann                  Vice President
Andrew Hersey                       Vice President
Michael J. Hession                  Senior Vice President
Elizabeth Horvath                   Actuary, Vice President
Penelope A. Hrib                    Actuary, Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Donna R. Jarvis                     Actuary, Vice President
Thomas D. Jones                     Vice President
Kathleen E. Jorens                  Assistant Treasurer, Vice President
Kristine J. Kelliher                Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Claire Z. Kleckner                  Vice President
Michael Knipper                     Senior Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
David R. Kryzanski                  Vice President
David Lafrennie                     Vice President
Brian P. Laubacker                  Vice President/Regional Sales
Margaret Lesiak                     Vice President
David N. Levenson                   Chairman of the Board, Chief Executive Officer, President, Director*
Christopher M. Lewis                Senior Vice President
Edward P. Macdonald                 Vice President
Dana S. MacKinnon                   Vice President
Marialise Maroun                    Vice President
Patrick H. McEvoy                   Senior Vice President
Gregory McGreevey                   Chief Investment Officer, Executive Vice President, Director*
William P. Meaney                   Senior Vice President
Vernon Meyer                        Senior Vice President
Harry S. Monti, Jr.                 Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Brian Murphy                        Executive Vice President
Brian J. Neary                      Vice President
Mark J. Niland                      Senior Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Robert W. Paiano                    Senior Vice President, Treasurer
Brian Pedersen                      Vice President
Thomas C. Peloquin                  Vice President/Financial Management
Robert E. Primmer                   Senior Vice President
Darryl T. Rapini                    Vice President
Kari A. Ratajczak                   Vice President
Sharon A. Ritchey                   Executive Vice President
David C. Robinson                   Senior Vice President
Stephen A. Roche                    Vice President
Lori A. Rodden                      Vice President
John P. Rogers                      Vice President
Michael J. Roscoe                   Actuary, Senior Vice President
Andrew Rubino                       Vice President
Eric Russman                        Vice President
Scott R. Sanderson                  Vice President
Peter F. Sannizzaro                 Vice President
Laura Santirocco                    Assistant Secretary, Vice President
Wade A. Seward                      Vice President
Michael J. Shamburger               Vice President
Terence Shields                     Corporate Secretary, Asssistant Vice President
Cathleen Shine                      Chief Compliance Officer of Separate Accounts
Robert R. Siracusa                  Vice President
Mark M. Socha                       Vice President
Kenneth J. Somers                   Vice President
John Sugar                          Vice President
Martin A. Swanson                   Vice President
Connie Tang                         Actuary, Vice President
Diane E. Tatelman                   Vice President
James P. Van Etten                  Vice President
Charles N. Vest                     Actuary, Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Joanie Wieleba                      Vice President
Scott D. Witter                     Vice President
Jane Wolak                          Senior Vice President
James M. Yanosy                     Controller, Senior Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement File No. 333-168986, filed on April 15, 2011.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2011, there were 2,728 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account I

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                              POSITIONS AND OFFICES
NAME                                                             WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Robert Arena (1)                  Executive Vice President/Business Line Principal and Director
Diana Benken (1)                  Chief Financial Officer and Controller/FINOP
Stuart M. Carlisle (1)            Vice President
Jared A. Collins (2)              Vice President
Christopher S. Conner (3)         AML Compliance Officer and Chief Compliance Officer
James Davey (1)                   Director
Vernon Meyer (1)                  Senior Vice President
Robert W. Paiano (4)              Treasurer
Sharon A. Ritchey (1)             President, Chief Executive Officer, Chairman of the Board and Director
Cathleen Shine (1)                Chief Legal Officer -- Broker/Dealer and Secretary
Martin A. Swanson (1)             Vice President/Marketing
Diane E. Tatelman (1)             Vice President

------------

(1)  Address: 200 Hopmeadow Street, Simsbury, CT 06089

(2)  Address: 31 St. James Ave., Suite 600, Boston, MA 02116-4190

(3)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(4)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 22nd day of April, 2011.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT THREE
(Registrant)

By:    David N. Levenson*                   *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       David N. Levenson,                          Richard J. Wirth
       Chief Executive Officer, President,         Attorney-in-Fact
       Chairman of the Board

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    David N. Levenson*
       -----------------------------------
       David N. Levenson,
       Chief Executive Officer, President,
       Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David G. Bedard, Chief Financial Officer, Senior
 Vice President, Director*
Beth A. Bombara, Chief Accounting Officer*               *By:   /s/ Richard J. Wirth
                                                                ------------------------------
David N. Levenson, Chief Executive Officer,                     Richard J. Wirth
 President, Chairman of the Board, Director*
Gregory McGreevey, Executive Vice President,                    Attorney-in-Fact
 Chief Investment Officer, Director*                     Date:  April 22, 2011

333-119422

                                 EXHIBIT INDEX

      (9)  Opinion of Richard J. Wirth, Assistant General Counsel.
     (10)  Consent of Deloitte & Touche LLP.
     (99)  Power of Attorney.